UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7436

THE DFA INVESTMENT TRUST COMPANY

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

The DFA Investment Trust Company,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019 – April 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and
Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

P.L.C.	Public Limited Company
SA	Special Assessment
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes

^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2020.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.92, $7.69 and 2.43%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$956.10	0.15%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75
U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$950.80	0.18%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$827.00	0.27%	$1.23
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$752.90	0.47%	$2.05
Class R2 Shares	$1,000.00	$752.50	0.62%	$2.70
Institutional Class Shares	$1,000.00	$753.10	0.37%	$1.61
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.53	0.47%	$2.36
Class R2 Shares	$1,000.00	$1,021.78	0.62%	$3.12
Institutional Class Shares	$1,000.00	$1,023.02	0.37%	$1.86
U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$757.10	0.52%	$2.27
Hypothetical 5% Annual Return	$1,000.00	$1,022.28	0.52%	$2.61
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$919.20	0.19%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$906.50	0.22%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$824.20	0.32%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.27	0.32%	$1.61
U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$815.30	0.37%	$1.67
Hypothetical 5% Annual Return	$1,000.00	$1,023.02	0.37%	$1.86
U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$789.10	0.52%	$2.31
Hypothetical 5% Annual Return	$1,000.00	$1,022.28	0.52%	$2.61
U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$984.30	0.25%	$1.23
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.25%	$1.26

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$827.90	0.18%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio

Corporate	34.8%
Government	27.6%
Foreign Corporate	27.5%
Foreign Government	9.5%
Supranational	0.6%

100.0%

6

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	11.3%
Consumer Discretionary	11.0%
Consumer Staples	7.2%
Energy	2.7%
Financials	10.7%
Health Care	15.6%
Industrials	10.0%
Information Technology	25.3%
Materials	3.5%
Real Estate	0.2%
Utilities	2.5%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	8.6%
Consumer Discretionary	12.3%
Consumer Staples	6.7%
Energy	3.4%
Financials	13.0%
Health Care	13.5%
Industrials	11.4%
Information Technology	24.3%
Materials	3.7%
Real Estate	0.2%
Utilities	2.9%

100.0%

U.S. Small Cap Portfolio
Communication Services	3.3%
Consumer Discretionary	13.6%
Consumer Staples	4.7%
Energy	2.9%
Financials	19.4%
Health Care	11.1%
Industrials	19.7%
Information Technology	15.9%
Materials	5.0%
Real Estate	0.5%
Utilities	3.9%

100.0%

U.S. Targeted Value Portfolio
Communication Services	3.0%
Consumer Discretionary	13.9%
Consumer Staples	4.7%
Energy	6.8%
Financials	26.0%
Health Care	5.3%
Industrials	20.3%
Information Technology	11.8%
Materials	7.7%
Real Estate	0.3%
Utilities	0.2%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	7.6%
Consumer Discretionary	11.4%
Consumer Staples	6.3%
Energy	3.3%
Financials	14.2%
Health Care	13.9%
Industrials	12.8%
Information Technology	24.0%
Materials	4.1%
Real Estate	0.2%
Utilities	2.2%

100.0%

U.S. Micro Cap Portfolio
Communication Services	2.5%
Consumer Discretionary	11.9%
Consumer Staples	4.4%
Energy	4.1%
Financials	22.7%
Health Care	11.8%
Industrials	19.8%
Information Technology	14.7%
Materials	5.1%
Real Estate	0.9%
Utilities	2.1%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	3.3%
Consumer Discretionary	14.0%
Consumer Staples	4.6%
Energy	7.4%
Financials	28.8%
Health Care	3.8%
Industrials	19.7%
Information Technology	11.0%
Materials	6.8%
Real Estate	0.2%
Utilities	0.4%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

U.S. Vector Equity Portfolio
Communication Services	7.5%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	4.8%
Financials	22.1%
Health Care	11.4%
Industrials	16.8%
Information Technology	14.5%
Materials	5.9%
Real Estate	0.5%
Utilities	1.4%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	5.4%
Consumer Discretionary	15.8%
Consumer Staples	9.9%
Energy	0.6%
Financials	2.6%
Health Care	14.9%
Industrials	13.5%
Information Technology	35.4%
Materials	1.8%
Utilities	0.1%

100.0%

7

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face
			Amount^	Value†
			(000)
	BONDS — (67.8%)
	AUSTRALIA — (1.3%)
	National Australia Bank, Ltd.
	2.500%, 01/12/21		2,500	$2,519,900
	Westpac Banking Corp.
(r)	2.543%, 08/19/21		2,105	2,106,619

	TOTAL AUSTRALIA			4,626,519

	BELGIUM — (3.0%)
	Dexia Credit Local SA
	2.000%, 01/22/21	EUR	9,000	10,014,926
	Euroclear Bank SA Floating Rate Note
(r)	0.096%, 07/10/20	EUR	937	1,026,708

	TOTAL BELGIUM			11,041,634

	CANADA — (6.1%)
	Bank of Montreal Floating Rate Note
(r)	0.151%, 09/28/21	EUR	406	442,625
(r)	0.011%, 03/14/22	EUR	2,000	2,166,701
	Bank of Montreal
	0.250%, 11/17/21	EUR	2,494	2,722,674
	Bank of Nova Scotia (The)
(r)	1.575%, 04/20/21		908	905,885
	Manitoba, Province of Canada
	0.750%, 12/15/21	GBP	2,500	3,156,180
	National Bank of Canada
#	2.100%, 02/01/23		1,000	1,010,920
	Royal Bank of Canada Floating Rate Note
(r)	0.310%, 07/24/20	EUR	2,667	2,923,163
(r)	0.034%, 08/06/20	EUR	3,000	3,286,135
	Royal Bank of Canada
(r)	1.150%, 04/30/21		357	356,637
	Toronto-Dominion Bank (The) Floating Rate Note
(r)	0.011%, 09/08/20	EUR	1,429	1,564,804
	Toronto-Dominion Bank (The)
	0.625%, 03/08/21	EUR	3,500	3,839,079

	TOTAL CANADA			22,374,803

	DENMARK — (0.8%)
	Danske Bank A.S.
Ω	2.700%, 03/02/22		3,000	3,037,922

			Face
			Amount^	Value†
			(000)
	FRANCE — (2.4%)
	Agence Francaise de Developpement
	0.125%, 03/31/21	EUR	2,500	$2,747,487
	Bpifrance Financement SA
	0.100%, 02/19/21	EUR	900	988,318
	Caisse des Depots et Consignations
	1.000%, 01/25/21	GBP	700	885,134
	Sanofi
	0.000%, 03/21/22	EUR	1,000	1,096,937
	SNCF Reseau EPIC
	5.500%, 12/01/21	GBP	2,000	2,710,519
	Total Capital International SA
	2.250%, 12/17/20	GBP	375	475,233

	TOTAL FRANCE			8,903,628

	GERMANY — (6.4%)
	BMW US Capital LLC
(r)Ω	2.207%, 08/13/21		1,640	1,598,491
	Daimler Finance North America LLC
(r)Ω	2.141%, 05/04/20		500	500,000
	Deutsche Bahn Finance GMBH
	1.750%, 11/06/20	EUR	3,910	4,317,970
	0.000%, 07/19/21	EUR	400	437,647
	Kreditanstalt fuer Wiederaufbau
	0.125%, 06/03/22	SEK	30,000	3,060,970
	Land Berlin
	0.250%, 07/15/20	EUR	250	274,240
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.125%, 11/05/20	EUR	2,000	2,195,714
	Siemens Financieringsmaatschappij NV
	2.900%, 05/27/22		500	518,498
	State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.691%, 10/29/21	GBP	5,900	7,414,414
	Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		3,000	3,047,184

	TOTAL GERMANY			23,365,128

8

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	JAPAN — (6.4%)
	American Honda Finance Corp.
(r)	1.118%, 06/11/21		2,893	$2,866,005
	Mitsubishi UFJ Financial Group, Inc.
(r)	1.641%, 07/26/21		465	462,653
	Mizuho Financial Group, Inc.
(r)	1.913%, 09/13/21		800	799,801
	2.601%, 09/11/22		3,000	3,041,026
	Nissan Motor Acceptance Corp. Floating Rate Note
(r)Ω	1.261%, 03/15/21		1,700	1,617,907
	Shire Acquisitions Investments Ireland DAC
	2.400%, 09/23/21		515	522,763
	Sumitomo Mitsui Financial Group, Inc.
(r)	2.679%, 03/09/21		2,500	2,510,064
(r)	2.275%, 10/19/21		381	381,144
	3.102%, 01/17/23		500	518,149
	Total Capital Canada, Ltd.
	1.875%, 07/09/20	EUR	500	549,494
	1.125%, 03/18/22	EUR	3,000	3,332,799
	Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	4,500	3,260,354
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	1,700	1,849,274
	Toyota Motor Credit Corp.
	1.000%, 09/10/21	EUR	869	956,196
	0.750%, 07/21/22	EUR	210	230,563
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	500	544,144

	TOTAL JAPAN			23,442,336

	LUXEMBOURG — (0.1%)
	Luxembourg Government Bond
	3.375%, 05/18/20	EUR	455	499,160

	NETHERLANDS — (2.5%)
	BNG Bank NV
	5.375%, 06/07/21	GBP	600	795,914
	Shell International Finance BV
	1.625%, 03/24/21	EUR	5,599	6,214,812
	1.250%, 03/15/22	EUR	2,000	2,220,524

	TOTAL NETHERLANDS			9,231,250

	NORWAY — (2.0%)
	Equinor ASA
	2.000%, 09/10/20	EUR	1,415	1,559,537

			Face
			Amount^	Value†
			(000)
	NORWAY — (Continued)
	5.625%, 03/11/21	EUR	4,913	$5,625,571

	TOTAL NORWAY			7,185,108

	SINGAPORE — (0.2%)
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	500	551,228

	SPAIN — (1.3%)
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,500	1,509,666
	Santander UK Group Holdings P.L.C.
	2.875%, 10/16/20		500	502,884
	Telefonica Emisiones SA
	5.462%, 02/16/21		2,500	2,574,822

	TOTAL SPAIN			4,587,372

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
	European Investment Bank Floating Rate Note
(r)	0.948%, 05/21/21	GBP	500	630,768
	Nordic Investment Bank
	1.375%, 07/15/20	NOK	14,890	1,454,780

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			2,085,548

SWEDEN — (0.3%)
	Svenska Handelsbanken AB
	2.400%, 10/01/20		1,000	1,007,748

	SWITZERLAND — (2.1%)
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	2,827	3,128,370
	1.750%, 09/12/22	EUR	2,000	2,281,348
	Nestle Holdings, Inc.
	1.750%, 12/09/20	GBP	1,000	1,266,160
	Novartis Finance SA
	0.750%, 11/09/21	EUR	1,000	1,107,240

	TOTAL SWITZERLAND			7,783,118

	UNITED KINGDOM — (2.4%)
	Barclays P.L.C.
	2.875%, 06/08/20		500	500,521
	3.200%, 08/10/21		3,000	3,031,914
	BP Capital Markets P.L.C.
(r)Ω	1.611%, 09/16/21		500	490,744
	HSBC Holdings P.L.C.
(r)	3.339%, 05/25/21		2,170	2,177,306

9

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face
		Amount^		Value†
		(000)
UNITED KINGDOM — (Continued)
Lloyds Banking Group P.L.C.
	3.000%, 01/11/22		500	$507,971
	Reynolds American Inc.
	4.000%, 06/12/22		913	949,879
	Vodafone Group P.L.C.
	2.500%, 09/26/22		1,000	1,025,967

	TOTAL UNITED KINGDOM			8,684,302

	UNITED STATES — (29.9%)
	Allergan, Inc.
	3.375%, 09/15/20		1,800	1,803,263
	Altria Group, Inc.
	4.750%, 05/05/21		635	655,177
	Amgen, Inc.
	2.200%, 05/11/20		1,000	1,000,250
	Anthem, Inc.
	2.500%, 11/21/20		3,048	3,070,348
	Apple, Inc.
	1.000%, 11/10/22	EUR	6,000	6,755,571
	AT&T, Inc.
	2.450%, 06/30/20		1,500	1,501,531
(r)	2.169%, 07/15/21		1,000	998,577
	Bank of America Corp.
	3.300%, 01/11/23		1,000	1,048,312
	Biogen, Inc.
	2.900%, 09/15/20		2,000	2,006,105
	BMW US Capital LLC
Ω	3.100%, 04/12/21		500	502,312
	Booking Holdings, Inc.
#	2.750%, 03/15/23		2,000	2,033,777
Boston Scientific Corp.
	3.375%, 05/15/22		1,465	1,527,745
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		2,900	2,954,465
	Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		200	202,537
	Capital One Financial Corp.
#	3.200%, 01/30/23		2,000	2,036,929
	Cardinal Health, Inc.
	4.625%, 12/15/20		1,000	1,016,191
	Caterpillar Financial Services Corp.
(r)	1.279%, 09/07/21		1,115	1,102,513
	Citibank NA
	2.100%, 06/12/20		1,000	1,000,215
	Citigroup, Inc.
(r)	2.953%, 08/02/21		1,600	1,599,048
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22		2,200	2,661,298

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Comcast Corp.
(r)	1.873%, 10/01/21		500	$499,134
Constellation Brands, Inc.
	2.700%, 05/09/22		1,550	1,575,698
	3.200%, 02/15/23		1,500	1,563,775
CVS Health Corp.
	2.800%, 07/20/20		1,500	1,499,820
Daimler Finance North
	America LLC
Ω	2.550%, 08/15/22		1,450	1,430,845
Dominion Energy Gas
	Holdings LLC
(r)	1.341%, 06/15/21		3,000	2,973,444
FedEx Corp.
#	2.625%, 08/01/22		2,500	2,556,083
GE Capital International
	Funding Co., Unlimited Co.
	2.342%, 11/15/20		2,000	2,002,387
General Electric Co.
	4.650%, 10/17/21		500	519,336
General Mills, Inc.
(r)	1.716%, 04/16/21		1,325	1,318,027
Goldman Sachs Group, Inc.
	(The)
	3.625%, 01/22/23		2,000	2,099,083
	3.200%, 02/23/23		1,000	1,037,250
Hewlett Packard Enterprise
	Co.
(r)	1.464%, 03/12/21		2,000	1,981,165
HP, Inc.
	4.300%, 06/01/21		285	292,846
John Deere Capital Corp.
(r)	1.156%, 09/10/21		2,022	2,000,865
KeyCorp
	5.100%, 03/24/21		450	465,220
Kroger Co. (The)
#	2.800%, 08/01/22		1,500	1,552,941
Laboratory Corp. of America
	Holdings
	3.750%, 08/23/22		3,000	3,148,331
LyondellBasell Industries NV
	6.000%, 11/15/21		2,500	2,628,060
McKesson Corp.
	3.650%, 11/30/20		699	707,961
Merck & Co., Inc.
	1.125%, 10/15/21	EUR	1,700	1,882,401
Micron Technology, Inc.
	2.497%, 04/24/23		150	152,664
Morgan Stanley
	5.500%, 07/28/21		610	639,701
	3.125%, 01/23/23		2,700	2,807,697
Mylan, Inc.
Ω	3.125%, 01/15/23		1,650	1,667,128

10

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp.
(r) 1.750%, 06/30/21		3,000	$2,967,291
NetApp, Inc.
3.375%, 06/15/21		1,014	1,032,400
Newmont Corp.
3.625%, 06/09/21		2,800	2,836,199
Northrop Grumman Corp.
2.550%, 10/15/22		1,600	1,656,160
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22		2,000	2,096,738
ONEOK Partners L.P.
3.375%, 10/01/22		3,500	3,399,707
Oracle Corp.
2.500%, 10/15/22		2,500	2,596,578
Pfizer, Inc.
0.250%, 03/06/22	EUR	2,000	2,199,589
Procter & Gamble Co. (The)
2.000%, 11/05/21	EUR	1,500	1,688,100
Regions Financial Corp.
2.750%, 08/14/22		916	931,499
Ryder System, Inc.
2.875%, 06/01/22		1,984	1,981,293
Sunoco Logistics Partners Operations L.P.
4.650%, 02/15/22		3,000	2,997,012
Sysco Corp.
2.600%, 06/12/22		500	502,640
VMware, Inc.
2.950%, 08/21/22		2,264	2,296,986
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		2,500	2,551,431
Wells Fargo & Co.
(r) 2.594%, 03/04/21		696	697,915
(r) 2.016%, 07/26/21		2,272	2,269,606

TOTAL UNITED STATES			109,179,170

TOTAL BONDS			247,585,974

U.S. TREASURY OBLIGATIONS — (25.9%)
U.S. Treasury Bills
0.170%, 07/14/20		7,000	6,998,777

		Face
		Amount^	Value†
		(000)
	0.160%, 07/30/20	10,000	$9,997,406
U.S. Treasury Notes
	1.375%, 05/31/20	19,500	19,520,368
(r)	0.264%, 04/30/21	22,900	22,922,905
(r)	0.279%, 01/31/22	9,800	9,812,871
	1.875%, 02/28/22	24,500	25,246,485

TOTAL U.S. TREASURY OBLIGATIONS			94,498,812

TOTAL INVESTMENT SECURITIES (Cost $344,366,326)			342,084,786

COMMERCIAL PAPER — (6.1%)
Ω	Astrazeneca P.L.C.
	2.000%, 10/28/20	3,000	2,978,868
Ω	Bayer Corp. 2.450%,
	09/01/20	1,800	1,788,220
	Dow Chemical Co.
	1.629%, 07/29/20	2,500	2,488,438
Ω	Duke Energy Corp.
	1.740%, 05/13/20	3,000	2,999,133
Ω	Dupont De Nemours,
	Inc. 1.300%,
	07/07/20	2,500	2,493,951
Ω	Eni Finance USA, Inc.
	1.844%, 05/06/20	3,000	2,999,262
	Intesa Funding LLC
	2.234%, 05/19/20	1,000	999,703
Ω	Mondelez Intl, Inc.
	1.050%, 06/22/20	2,500	2,494,803
Ω	Walt Disney Co.
	1.450%, 07/31/20	3,000	2,989,367

TOTAL COMMERCIAL PAPER			22,231,745

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term
	Investment Fund	50,365	582,774

TOTAL INVESTMENTS — (100.0%) (Cost $367,170,036)			$364,899,305

11

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2020, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	6,662,799	USD	7,207,106	Bank of America Corp.	05/04/20	$94,319
USD	39,836,274	EUR	36,339,724	State Street Bank and Trust	05/04/20	13,403
EUR	29,676,925	USD	32,190,560	State Street Bank and Trust	05/04/20	330,885
USD	1,476,053	NOK	15,083,960	Citibank, N.A.	05/13/20	3,677

Total Appreciation						$442,284
USD	2,972,807	SEK	29,929,915	Bank of America Corp.	05/07/20	$(95,187)
USD	3,207,293	CAD	4,497,126	JP Morgan New York	05/13/20	(23,522)
USD	17,129,490	GBP	13,859,301	State Street Bank and Trust	06/23/20	(329,938)
USD	32,380,665	EUR	29,818,839	State Street Bank and Trust	06/26/20	(330,624)
USD	50,728,748	EUR	46,590,616	State Street Bank and Trust	07/16/20	(403,497)

Total (Depreciation)						$(1,182,768)

Total Appreciation (Depreciation)						$(740,484)

As of April 30, 2020, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,533	06/19/20	$386,467,005	$367,588,960	$(18,878,045)

Total Futures Contracts			$386,467,005	$367,588,960	$(18,878,045)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$4,626,519	—	$4,626,519
Belgium	—	11,041,634	—	11,041,634
Canada	—	22,374,803	—	22,374,803
Denmark	—	3,037,922	—	3,037,922
France	—	8,903,628	—	8,903,628
Germany	—	23,365,128	—	23,365,128
Japan	—	23,442,336	—	23,442,336
Luxembourg	—	499,160	—	499,160
Netherlands	—	9,231,250	—	9,231,250
Norway	—	7,185,108	—	7,185,108
Singapore	—	551,228	—	551,228
Spain	—	4,587,372	—	4,587,372
Supranational Organization Obligations	—	2,085,548	—	2,085,548
Sweden	—	1,007,748	—	1,007,748
Switzerland	—	7,783,118	—	7,783,118

12

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$8,684,302	—	$8,684,302
United States	—	109,179,170	—	109,179,170
U.S. Treasury Obligations	—	94,498,812	—	94,498,812
Commercial Paper	—	22,231,745	—	22,231,745
Securities Lending Collateral	—	582,774	—	582,774
Forward Currency Contracts**	—	(740,484)	—	(740,484)
Futures Contracts**	$(18,878,045)	—	—	(18,878,045)

TOTAL	$(18,878,045)	$364,158,821	—	$345,280,776

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

13

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (11.2%)
*	Alphabet, Inc., Class A	16,922	$22,788,857	1.5%
*	Alphabet, Inc., Class C	17,312	23,348,002	1.6%
	AT&T, Inc.	401,435	12,231,725	0.8%
	Comcast Corp., Class A	307,019	11,553,125	0.8%
*	Facebook, Inc., Class A	135,096	27,655,502	1.8%
*	Netflix, Inc.	18,609	7,812,989	0.5%
	Verizon Communications, Inc.	366,492	21,054,965	1.4%
	Walt Disney Co. (The)	79,718	8,621,502	0.6%
	Other Securities		36,054,223	2.4%

TOTAL COMMUNICATION SERVICES			171,120,890	11.4%

CONSUMER DISCRETIONARY — (10.9%)
*	Amazon.com, Inc.	22,833	56,488,842	3.7%
	Home Depot, Inc. (The)	48,615	10,687,035	0.7%
	McDonald’s Corp.	33,857	6,350,219	0.4%
	NIKE, Inc., Class B	75,915	6,618,270	0.4%
	Other Securities		85,536,632	5.8%

TOTAL CONSUMER DISCRETIONARY			165,680,998	11.0%

CONSUMER STAPLES — (7.1%)
	Coca-Cola Co. (The)	216,698	9,944,271	0.7%
	Costco Wholesale Corp.	21,925	6,643,275	0.4%
	PepsiCo, Inc.	83,963	11,107,465	0.7%
	Procter & Gamble Co. (The)	138,633	16,340,672	1.1%
	Walmart, Inc.	81,093	9,856,854	0.7%
	Other Securities		54,127,278	3.6%

TOTAL CONSUMER STAPLES			108,019,815	7.2%

ENERGY — (2.7%)
	Chevron Corp.	104,302	9,595,784	0.6%
	Exxon Mobil Corp.	187,582	8,716,935	0.6%
	Other Securities		22,625,977	1.5%

TOTAL ENERGY			40,938,696	2.7%

FINANCIALS — (10.6%)
	Bank of America Corp.	365,022	8,778,779	0.6%
*	Berkshire Hathaway, Inc., Class B	86,398	16,187,529	1.1%
	JPMorgan Chase & Co.	169,944	16,273,837	1.1%
	Other Securities		120,794,484	7.9%

TOTAL FINANCIALS			162,034,629	10.7%

HEALTH CARE — (15.4%)
	Abbott Laboratories	79,440	7,315,630	0.5%
	Amgen, Inc.	36,039	8,621,250	0.6%
	Bristol-Myers Squibb Co.	123,800	7,528,278	0.5%
	Eli Lilly and Co.	52,210	8,073,754	0.5%
	Gilead Sciences, Inc.	81,676	6,860,784	0.5%
	Johnson & Johnson	172,825	25,930,663	1.7%

14

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Medtronic P.L.C	58,258	$5,687,729	0.4%
	Merck & Co., Inc.	138,496	10,988,273	0.7%
	Pfizer, Inc.	336,339	12,901,964	0.9%
	Thermo Fisher Scientific, Inc.	19,474	6,517,558	0.4%
	UnitedHealth Group, Inc.	55,951	16,363,989	1.1%
	Other Securities		118,763,482	7.8%

TOTAL HEALTH CARE			235,553,354	15.6%

INDUSTRIALS — (9.9%)
	Lockheed Martin Corp.	15,478	6,021,871	0.4%
	Union Pacific Corp.	44,450	7,102,666	0.5%
	Other Securities		138,465,538	9.2%

TOTAL INDUSTRIALS			151,590,075	10.1%

INFORMATION TECHNOLOGY — (25.1%)
	Accenture P.L.C., Class A	39,462	7,307,968	0.5%
*	Adobe, Inc.	21,707	7,676,463	0.5%
	Apple, Inc.	265,289	77,941,908	5.2%
	Broadcom, Inc.	22,198	6,029,421	0.4%
	Cisco Systems, Inc.	239,412	10,146,281	0.7%
	Intel Corp.	314,607	18,870,128	1.3%
	International Business Machines Corp.	65,599	8,236,610	0.6%
	Mastercard, Inc., Class A	54,412	14,961,668	1.0%
	Microsoft Corp.	385,398	69,067,176	4.6%
	NVIDIA Corp.	21,467	6,274,375	0.4%
	Oracle Corp.	126,696	6,711,087	0.5%
*	PayPal Holdings, Inc.	51,348	6,315,804	0.4%
*	salesforce.com, Inc.	37,167	6,019,196	0.4%
	Texas Instruments, Inc.	55,377	6,427,608	0.4%
	Visa, Inc., Class A	90,905	16,246,542	1.1%
	Other Securities		113,817,704	7.4%

TOTAL INFORMATION TECHNOLOGY			382,049,939	25.4%

MATERIALS — (3.5%)
	Other Securities		52,973,386	3.5%

REAL ESTATE — (0.2%)
	Other Securities		2,299,085	0.1%

UTILITIES — (2.5%)
	Other Securities		38,092,656	2.5%

TOTAL COMMON STOCKS (Cost $1,102,550,176)			1,510,353,523	100.2%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.216%		4,782,055	4,782,055	0.3%

15

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	835,461	$9,667,124	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $1,116,996,798)		$1,524,802,702	101.2%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$171,120,890	—	—	$171,120,890
Consumer Discretionary	165,680,998	—	—	165,680,998
Consumer Staples	108,019,815	—	—	108,019,815
Energy	40,938,696	—	—	40,938,696
Financials	162,034,629	—	—	162,034,629
Health Care	235,553,354	—	—	235,553,354
Industrials	151,590,075	—	—	151,590,075
Information Technology	382,049,939	—	—	382,049,939
Materials	52,973,386	—	—	52,973,386
Real Estate	2,299,085	—	—	2,299,085
Utilities	38,092,656	—	—	38,092,656
Temporary Cash Investments	4,782,055	—	—	4,782,055
Securities Lending Collateral	—	$9,667,124	—	9,667,124

TOTAL	$1,515,135,578	$9,667,124	—	$1,524,802,702

See accompanying Notes to Financial Statements.

16

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$19,576,237,689

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$19,576,237,689

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

17

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.7%)
COMMUNICATION SERVICES — (2.8%)
	News Corp., Class A	2,724,048	$26,995,316	0.3%
	Other Securities		218,317,450	2.6%

TOTAL COMMUNICATION SERVICES			245,312,766	2.9%

CONSUMER DISCRETIONARY — (13.0%)
*	AutoNation, Inc.	839,009	31,244,695	0.4%
	BorgWarner, Inc.	1,470,233	42,004,557	0.5%
	Lear Corp.	300,391	29,333,181	0.4%
	Marriott Vacations Worldwide Corp.	326,761	27,121,163	0.3%
	Toll Brothers, Inc.	1,439,665	34,580,753	0.4%
	Other Securities		978,730,052	11.6%

TOTAL CONSUMER DISCRETIONARY			1,143,014,401	13.6%

CONSUMER STAPLES — (4.4%)
	Bunge, Ltd.	1,149,305	45,592,929	0.6%
*	Darling Ingredients, Inc.	1,437,572	29,599,608	0.4%
	Ingredion, Inc.	383,663	31,153,436	0.4%
*	Post Holdings, Inc.	585,683	53,794,984	0.6%
*	US Foods Holding Corp.	1,517,554	32,627,411	0.4%
	Other Securities		194,175,239	2.2%

TOTAL CONSUMER STAPLES			386,943,607	4.6%

ENERGY — (6.4%)
	HollyFrontier Corp	1,141,788	37,724,676	0.5%
	Other Securities		522,857,649	6.2%

TOTAL ENERGY			560,582,325	6.7%

FINANCIALS — (24.3%)
	Assured Guaranty, Ltd.	1,084,911	32,254,404	0.4%
*	Athene Holding, Ltd., Class A	1,353,346	36,540,342	0.4%
	Invesco, Ltd.	3,055,091	26,334,884	0.3%
	Investors Bancorp, Inc.	2,897,342	26,974,254	0.3%
	Legg Mason, Inc.	569,464	28,376,391	0.3%
	New York Community Bancorp, Inc.	3,919,604	42,566,899	0.5%
	PacWest Bancorp	1,349,803	27,320,013	0.3%
	People’s United Financial, Inc.	4,138,862	52,522,159	0.6%
	Popular, Inc.	858,309	33,122,144	0.4%
#	Santander Consumer USA Holdings, Inc.	2,050,676	31,970,039	0.4%
	TCF Financial Corp.	1,083,948	32,182,416	0.4%
	Unum Group	1,628,926	28,424,759	0.3%
	Valley National Bancorp	3,458,658	28,914,381	0.3%
	Voya Financial, Inc.	1,047,678	47,323,615	0.6%
	Zions Bancorp NA	1,372,635	43,388,992	0.5%
	Other Securities		1,621,600,106	19.4%

TOTAL FINANCIALS			2,139,815,798	25.4%

HEALTH CARE — (5.0%)
*	DaVita, Inc.	354,776	28,030,852	0.3%

18

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Perrigo Co. P.L.C	736,386	$39,249,374	0.5%
	Other Securities		369,916,664	4.4%

TOTAL HEALTH CARE			437,196,890	5.2%

INDUSTRIALS — (19.0%)
	Air Lease Corp.	1,163,001	30,412,476	0.4%
	AMERCO	98,214	27,512,688	0.3%
#*	Colfax Corp.	1,113,524	28,717,784	0.4%
#*	FTI Consulting, Inc.	269,534	34,327,850	0.4%
#	Knight-Swift Transportation Holdings, Inc.	1,630,770	60,632,029	0.7%
	Oshkosh Corp.	446,066	30,122,837	0.4%
	Owens Corning	1,006,678	43,649,558	0.5%
	Quanta Services, Inc.	802,999	29,197,044	0.4%
#	Trinity Industries, Inc.	1,363,145	26,295,067	0.3%
#*	XPO Logistics, Inc.	544,449	36,336,526	0.4%
	Other Securities		1,327,063,705	15.7%

TOTAL INDUSTRIALS			1,674,267,564	19.9%

INFORMATION TECHNOLOGY — (11.1%)
*	Arrow Electronics, Inc.	860,619	54,150,147	0.6%
	Avnet, Inc.	1,079,631	32,410,523	0.4%
*	CACI International, Inc., Class A	133,579	33,413,451	0.4%
*	Fabrinet	448,250	28,127,687	0.3%
	Jabil, Inc.	1,183,381	33,655,356	0.4%
	SYNNEX Corp.	365,094	31,967,631	0.4%
*	Tech Data Corp.	455,346	64,039,861	0.8%
	Other Securities		697,285,578	8.3%

TOTAL INFORMATION TECHNOLOGY			975,050,234	11.6%

MATERIALS — (7.2%)
	Huntsman Corp.	1,809,765	30,422,150	0.4%
	Reliance Steel & Aluminum Co.	666,800	59,731,944	0.7%
	Steel Dynamics, Inc.	1,402,028	34,027,220	0.4%
	Other Securities		509,182,384	6.0%

TOTAL MATERIALS			633,363,698	7.5%

REAL ESTATE — (0.3%)
	Other Securities		27,779,290	0.3%

UTILITIES — (0.2%)
	Other Securities		13,885,349	0.2%

TOTAL COMMON STOCKS			8,237,211,922	97.9%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		474,000	0.0%

TOTAL PREFERRED STOCKS			474,000	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,604,611,031)			8,237,685,922

19

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (2.0%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	175,544,692	$175,544,692	2.1%

SECURITIES LENDING COLLATERAL — (4.3%)
@§ The DFA Short Term Investment Fund	32,739,343	378,826,943	4.5%

TOTAL INVESTMENTS—(100.0%) (Cost $10,158,918,140)		$8,792,057,557	104.5%

As of April 30, 2020, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,071	06/19/20	$131,221,546	$155,423,520	$24,201,974

Total Futures Contracts			$131,221,546	$155,423,520	$24,201,974

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$245,312,766	—	—	$245,312,766
Consumer Discretionary	1,142,952,590	$61,811	—	1,143,014,401
Consumer Staples	386,943,607	—	—	386,943,607
Energy	560,582,325	—	—	560,582,325
Financials	2,139,612,425	203,373	—	2,139,815,798
Health Care	436,456,312	740,578	—	437,196,890
Industrials	1,674,267,564	—	—	1,674,267,564
Information Technology	975,040,988	9,246	—	975,050,234
Materials	633,363,698	—	—	633,363,698
Real Estate	27,779,290	—	—	27,779,290
Utilities	13,885,349	—	—	13,885,349
Preferred Stocks
Communication Services	474,000	—	—	474,000
Temporary Cash Investments	175,544,692	—	—	175,544,692
Securities Lending Collateral	—	378,826,943	—	378,826,943
Futures Contracts**	24,201,974	—	—	24,201,974

TOTAL	$8,436,417,580	$379,841,951	—	$8,816,259,531

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

20

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
COMMUNICATION SERVICES — (3.2%)
	Telephone and Data Systems, Inc.	3,362,934	$65,980,765	0.6%
	Other Securities		272,562,630	2.7%

TOTAL COMMUNICATION SERVICES			338,543,395	3.3%

CONSUMER DISCRETIONARY — (13.4%)
	Aaron’s, Inc.	1,459,256	46,564,859	0.5%
*	Adtalem Global Education, Inc.	1,812,633	57,587,350	0.6%
*	AutoNation, Inc.	1,768,834	65,871,378	0.6%
	Graham Holdings Co., Class B	128,210	50,003,182	0.5%
	MDC Holdings, Inc.	2,066,391	60,441,937	0.6%
*	Meritage Homes Corp.	1,426,415	74,972,372	0.7%
*	Taylor Morrison Home Corp.	4,505,875	65,560,481	0.6%
*	TRI Pointe Group, Inc.	4,106,268	47,139,957	0.5%
	Other Securities		966,420,801	9.2%

TOTAL CONSUMER DISCRETIONARY			1,434,562,317	13.8%

CONSUMER STAPLES — (4.4%)
*	Darling Ingredients, Inc.	4,150,444	85,457,642	0.8%
#	Fresh Del Monte Produce, Inc.	1,770,979	50,490,611	0.5%
	Seaboard Corp.	16,696	50,273,326	0.5%
	Other Securities		283,579,436	2.7%

TOTAL CONSUMER STAPLES			469,801,015	4.5%

ENERGY — (7.0%)
*	CNX Resources Corp.	4,967,456	52,655,034	0.5%
#	EQT Corp.	3,621,516	52,837,918	0.5%
	World Fuel Services Corp.	2,346,287	58,657,175	0.6%
	Other Securities		587,463,828	5.6%

TOTAL ENERGY			751,613,955	7.2%

FINANCIALS — (27.6%)
	American Equity Investment Life Holding Co.	3,332,829	70,056,066	0.7%
	Associated Banc-Corp.	4,921,815	69,594,464	0.7%
	Bank OZK	2,502,492	56,606,369	0.6%
#	CNO Financial Group, Inc.	4,510,009	63,410,727	0.6%
	FNB Corp.	5,980,673	48,383,645	0.5%
#	Fulton Financial Corp.	4,417,215	51,637,243	0.5%
	International Bancshares Corp.	1,621,762	47,014,880	0.5%
	Kemper Corp.	904,460	60,797,801	0.6%
	Old National Bancorp.	4,940,176	70,002,294	0.7%
	Umpqua Holdings Corp.	4,444,429	55,666,473	0.5%
#	United Bankshares, Inc.	1,796,322	53,817,807	0.5%
	Valley National Bancorp	7,732,855	64,646,668	0.6%
	Washington Federal, Inc.	2,529,740	67,645,248	0.7%
	Other Securities		2,166,508,138	20.6%

TOTAL FINANCIALS			2,945,787,823	28.3%

21

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (3.6%)
#*	Acadia Healthcare Co., Inc.	2,679,088	$64,324,903	0.6%
*	Magellan Health, Inc.	791,269	48,053,766	0.5%
	Other Securities		275,372,946	2.6%

TOTAL HEALTH CARE			387,751,615	3.7%

INDUSTRIALS — (18.8%)
	Air Lease Corp.	1,847,866	48,321,696	0.5%
#*	Colfax Corp.	2,055,496	53,011,242	0.5%
*	FTI Consulting, Inc.	656,531	83,615,788	0.8%
#	GATX Corp.	1,145,388	67,921,508	0.7%
	Macquarie Infrastructure Corp.	1,957,831	54,016,557	0.5%
	Regal Beloit Corp.	1,068,615	75,882,351	0.7%
	SkyWest, Inc.	1,704,531	52,755,234	0.5%
	Triton International, Ltd.	2,164,724	67,063,150	0.7%
	Werner Enterprises, Inc.	1,292,852	51,869,222	0.5%
	Other Securities		1,458,864,412	13.9%

TOTAL INDUSTRIALS			2,013,321,160	19.3%

INFORMATION TECHNOLOGY — (10.5%)
*	Amkor Technology, Inc.	6,537,297	64,588,494	0.6%
*	Anixter International, Inc.	685,739	63,677,724	0.6%
*	CACI International, Inc., Class A.	305,562	76,433,279	0.7%
	ManTech International Corp., Class A	624,638	46,573,009	0.5%
*	Netscout Systems, Inc.	2,028,366	53,711,132	0.5%
*	Sanmina Corp.	2,305,591	63,934,038	0.6%
*	Tech Data Corp.	600,765	84,491,590	0.8%
#	Vishay Intertechnology, Inc.	3,965,663	65,790,349	0.6%
	Other Securities		601,106,023	5.8%

TOTAL INFORMATION TECHNOLOGY			1,120,305,638	10.7%

MATERIALS — (6.5%)
	Commercial Metals Co.	3,973,538	63,338,196	0.6%
*	Element Solutions, Inc.	6,978,782	71,532,515	0.7%
	Other Securities		559,998,375	5.4%

TOTAL MATERIALS.			694,869,086	6.7%

REAL ESTATE — (0.2%)
	Other Securities		22,316,973	0.2%

UTILITIES — (0.3%)
	Other Securities		35,354,229	0.3%

TOTAL COMMON STOCKS			10,214,227,206	98.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		363,000	0.0%

TOTAL PREFERRED STOCKS			363,000	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,944,766,825)			10,214,590,206

22

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (1.7%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	183,840,509	$183,840,509	1.8%

SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	25,636,093	296,635,236	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $11,425,157,294)		$10,695,065,951	102.6%

As of April 30, 2020, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,288	06/19/20	$168,574,879	$186,914,560	$18,339,681

Total Futures Contracts			$168,574,879	$186,914,560	$18,339,681

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$338,543,395	—	—	$338,543,395
Consumer Discretionary	1,434,508,999	$53,318	—	1,434,562,317
Consumer Staples	469,801,015	—	—	469,801,015
Energy	751,613,955	—	—	751,613,955
Financials	2,945,319,367	468,456	—	2,945,787,823
Health Care	387,742,596	9,019	—	387,751,615
Industrials	2,013,321,160	—	—	2,013,321,160
Information Technology	1,120,305,638	—	—	1,120,305,638
Materials	694,869,086	—	—	694,869,086
Real Estate	22,316,973	—	—	22,316,973
Utilities	35,354,229	—	—	35,354,229
Preferred Stocks
Communication Services	363,000	—	—	363,000
Temporary Cash Investments	183,840,509	—	—	183,840,509
Securities Lending Collateral	—	296,635,236	—	296,635,236
Futures Contracts**	18,339,681	—	—	18,339,681

TOTAL	$10,416,239,603	$297,166,029	—	$10,713,405,632

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

23

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.4%)
COMMUNICATION SERVICES — (8.3%)
* Alphabet, Inc., Class A	131,837	$177,544,888	0.8%
* Alphabet, Inc., Class C	127,904	172,499,009	0.8%
AT&T, Inc.	6,181,256	188,342,870	0.8%
Comcast Corp., Class A	3,539,537	133,192,777	0.6%
* Facebook, Inc., Class A	1,552,970	317,908,489	1.4%
Verizon Communications, Inc.	4,824,287	277,155,288	1.2%
Walt Disney Co. (The)	794,372	85,911,332	0.4%
Other Securities		600,200,850	2.4%

TOTAL COMMUNICATION SERVICES		1,952,755,503	8.4%

CONSUMER DISCRETIONARY — (11.9%)
* Amazon.com, Inc.	310,836	769,008,264	3.3%
Home Depot, Inc. (The)	638,008	140,253,299	0.6%
McDonald’s Corp.	422,272	79,201,336	0.4%
NIKE, Inc., Class B	897,617	78,254,250	0.4%
Other Securities		1,735,405,017	7.4%

TOTAL CONSUMER DISCRETIONARY		2,802,122,166	12.1%

CONSUMER STAPLES — (6.5%)
Coca-Cola Co. (The)	2,670,749	122,560,672	0.5%
Costco Wholesale Corp.	266,821	80,846,763	0.4%
PepsiCo, Inc.	1,155,131	152,812,280	0.7%
Procter & Gamble Co. (The)	1,579,025	186,119,677	0.8%
Walmart, Inc.	948,731	115,318,253	0.5%
Other Securities		865,310,149	3.7%

TOTAL CONSUMER STAPLES		1,522,967,794	6.6%

ENERGY — (3.3%)
Chevron Corp.	1,555,215	143,079,780	0.6%
Exxon Mobil Corp.	2,581,192	119,947,992	0.5%
Other Securities		519,708,641	2.3%

TOTAL ENERGY		782,736,413	3.4%

FINANCIALS — (12.5%)
Bank of America Corp.	5,056,070	121,598,484	0.5%
* Berkshire Hathaway, Inc., Class B	1,174,087	219,976,940	1.0%
JPMorgan Chase & Co.	2,680,883	256,721,356	1.1%
Wells Fargo & Co.	3,426,212	99,531,459	0.4%
Other Securities		2,253,784,914	9.8%

TOTAL FINANCIALS		2,951,613,153	12.8%

HEALTH CARE — (13.0%)
Abbott Laboratories.	778,271	71,670,976	0.3%
# AbbVie, Inc.	823,970	67,730,334	0.3%
Amgen, Inc.	530,972	127,019,122	0.6%
Bristol-Myers Squibb Co.	1,143,766	69,552,410	0.3%
CVS Health Corp.	1,101,639	67,805,880	0.3%
Eli Lilly and Co.	520,601	80,505,739	0.4%

24

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Gilead Sciences, Inc.	920,904	$77,355,936	0.3%
Johnson & Johnson	1,909,603	286,516,834	1.2%
Merck & Co., Inc.	1,670,437	132,532,472	0.6%
Pfizer, Inc.	3,849,222	147,656,156	0.6%
UnitedHealth Group, Inc.	577,060	168,772,738	0.7%
Other Securities		1,765,275,773	7.6%

TOTAL HEALTH CARE		3,062,394,370	13.2%

INDUSTRIALS — (10.9%)
3M Co.	495,848	75,329,228	0.3%
Lockheed Martin Corp.	193,853	75,420,448	0.3%
Union Pacific Corp.	505,841	80,828,333	0.4%
Other Securities		2,349,664,247	10.2%

TOTAL INDUSTRIALS		2,581,242,256	11.2%

INFORMATION TECHNOLOGY — (23.4%)
Accenture P.L.C., Class A	456,632	84,563,680	0.4%
* Adobe, Inc.	257,391	91,023,753	0.4%
Apple, Inc.	3,800,423	1,116,564,277	4.8%
Cisco Systems, Inc.	2,936,627	124,454,252	0.6%
Intel Corp.	4,207,794	252,383,484	1.1%
International Business Machines Corp	768,190	96,453,936	0.4%
Mastercard, Inc., Class A	695,404	191,215,238	0.8%
Microsoft Corp.	4,936,491	884,668,552	3.8%
NVIDIA Corp.	284,649	83,197,210	0.4%
Oracle Corp.	2,081,480	110,255,996	0.5%
QUALCOMM, Inc.	873,328	68,704,714	0.3%
Texas Instruments, Inc.	750,861	87,152,436	0.4%
Visa, Inc., Class A	1,085,673	194,031,479	0.9%
Other Securities		2,123,268,908	9.0%

TOTAL INFORMATION TECHNOLOGY		5,507,937,915	23.8%

MATERIALS — (3.6%)
Other Securities		842,317,980	3.6%

REAL ESTATE — (0.2%)
Other Securities		46,608,218	0.2%

UTILITIES — (2.8%)
Other Securities		651,686,146	2.8%

TOTAL COMMON STOCKS		22,704,381,914	98.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		388,300	0.0%

25

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$4,006	0.0%

TOTAL PREFERRED STOCKS		392,306	0.0%

TOTAL INVESTMENT SECURITIES (Cost $15,756,295,270)		22,704,774,220

TEMPORARY CASH INVESTMENTS — (1.5%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	343,746,569	343,746,569	1.5%

SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	43,576,337	504,221,790	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $16,604,180,118)		$23,552,742,579	101.8%

As of April 30, 2020, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,520	06/19/20	$315,971,842	$365,702,400	$49,730,558

Total Futures Contracts			$315,971,842	$365,702,400	$49,730,558

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,952,755,503	—	—	$1,952,755,503
Consumer Discretionary	2,802,118,686	$3,480	—	2,802,122,166
Consumer Staples	1,522,967,794	—	—	1,522,967,794
Energy	782,736,413	—	—	782,736,413
Financials	2,951,562,634	50,519	—	2,951,613,153
Health Care	3,062,264,914	129,456	—	3,062,394,370
Industrials	2,581,242,256	—	—	2,581,242,256
Information Technology	5,507,937,915	—	—	5,507,937,915
Materials	842,317,980	—	—	842,317,980
Real Estate	46,608,218	—	—	46,608,218
Utilities	651,686,146	—	—	651,686,146
Preferred Stocks
Communication Services	388,300	—	—	388,300
Industrials	4,006	—	—	4,006
Temporary Cash Investments	343,746,569	—	—	343,746,569

26

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$504,221,790	—	$504,221,790
Futures Contracts**	$49,730,558	—	—	49,730,558

TOTAL	$23,098,067,892	$504,405,245	—	$23,602,473,137

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

27

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.4%)
COMMUNICATION SERVICES — (7.3%)
*	Alphabet, Inc., Class A	100,065	$134,757,535	0.6%
*	Alphabet, Inc., Class C	103,362	139,400,195	0.6%
	AT&T, Inc.	5,433,550	165,560,268	0.7%
*	Charter Communications, Inc., Class A	149,645	74,108,693	0.3%
	Comcast Corp., Class A	4,524,891	170,271,648	0.7%
*	Facebook, Inc., Class A	1,190,043	243,613,703	1.0%
	Verizon Communications, Inc.	4,053,628	232,880,929	1.0%
	Walt Disney Co. (The)	697,556	75,440,681	0.3%
	Other Securities		600,893,638	2.3%

TOTAL COMMUNICATION SERVICES			1,836,927,290	7.5%

CONSUMER DISCRETIONARY — (10.9%)
*	Amazon.com, Inc.	217,531	538,171,694	2.2%
	Home Depot, Inc. (The)	297,068	65,304,458	0.3%
	NIKE, Inc., Class B	809,418	70,565,061	0.3%
	Other Securities		2,069,446,731	8.4%

TOTAL CONSUMER DISCRETIONARY			2,743,487,944	11.2%

CONSUMER STAPLES — (6.0%)
	Altria Group, Inc.	1,619,950	63,583,037	0.3%
	Coca-Cola Co. (The)	2,307,647	105,897,921	0.4%
	PepsiCo, Inc.	1,103,027	145,919,442	0.6%
	Procter & Gamble Co. (The)	1,091,810	128,691,645	0.5%
	Walmart, Inc.	898,743	109,242,212	0.5%
	Other Securities		962,860,612	3.9%

TOTAL CONSUMER STAPLES			1,516,194,869	6.2%

ENERGY — (3.1%)
	Chevron Corp.	1,432,906	131,827,352	0.6%
	Exxon Mobil Corp.	2,241,033	104,140,803	0.4%
	Other Securities		546,312,999	2.2%

TOTAL ENERGY			782,281,154	3.2%

FINANCIALS — (13.5%)
	American Express Co.	742,133	67,719,636	0.3%
	Bank of America Corp.	4,688,252	112,752,461	0.5%
*	Berkshire Hathaway, Inc., Class B	1,010,279	189,285,873	0.8%
	JPMorgan Chase & Co.	2,465,119	236,059,795	1.0%
	Wells Fargo & Co.	2,986,789	86,766,220	0.4%
	Other Securities		2,712,173,575	10.9%

TOTAL FINANCIALS			3,404,757,560	13.9%

HEALTH CARE — (13.2%)
	Abbott Laboratories.	673,530	62,025,378	0.3%
	Amgen, Inc.	480,932	115,048,553	0.5%
	Bristol-Myers Squibb Co.	1,103,110	67,080,119	0.3%
*	Cigna Corp.	336,543	65,888,389	0.3%
	CVS Health Corp.	987,595	60,786,472	0.3%

28

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Eli Lilly and Co.	556,426	$86,045,717	0.4%
Gilead Sciences, Inc.	1,115,047	93,663,948	0.4%
Johnson & Johnson	2,392,005	358,896,430	1.5%
Merck & Co., Inc.	1,813,335	143,869,999	0.6%
Pfizer, Inc.	3,839,419	147,280,113	0.6%
UnitedHealth Group, Inc.	545,069	159,416,330	0.7%
Other Securities		1,974,531,517	7.7%

TOTAL HEALTH CARE		3,334,532,965	13.6%

INDUSTRIALS — (12.2%)
3M Co.	456,981	69,424,553	0.3%
Lockheed Martin Corp.	161,715	62,916,838	0.3%
Raytheon Technologies Corp.	1,006,200	65,211,822	0.3%
Union Pacific Corp.	618,468	98,825,002	0.4%
Other Securities		2,768,525,539	11.2%

TOTAL INDUSTRIALS		3,064,903,754	12.5%

INFORMATION TECHNOLOGY — (22.9%)
Accenture P.L.C., Class A	449,831	83,304,203	0.4%
Apple, Inc.	4,017,959	1,180,476,354	4.8%
Cisco Systems, Inc.	3,638,326	154,192,256	0.6%
Intel Corp.	5,043,835	302,529,223	1.2%
International Business Machines Corp.	696,317	87,429,563	0.4%
Mastercard, Inc., Class A	649,786	178,671,656	0.7%
Microsoft Corp.	4,772,363	855,255,173	3.5%
Oracle Corp.	1,923,737	101,900,349	0.4%
QUALCOMM, Inc.	817,724	64,330,347	0.3%
Texas Instruments, Inc.	673,110	78,127,878	0.3%
Visa, Inc., Class A	1,079,653	192,955,584	0.8%
Other Securities		2,495,470,893	10.2%

TOTAL INFORMATION TECHNOLOGY		5,774,643,479	23.6%

MATERIALS — (3.9%)
Other Securities		989,245,843	4.0%

REAL ESTATE — (0.3%)
Other Securities		59,935,653	0.3%

UTILITIES — (2.1%)
Other Securities		520,219,859	2.1%

TOTAL COMMON STOCKS		24,027,130,370	98.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		601,925	0.0%

29

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$7,395	0.0%

TOTAL PREFERRED STOCKS		609,320	0.0%

TOTAL INVESTMENT SECURITIES (Cost $17,079,648,104)		24,027,739,690

TEMPORARY CASH INVESTMENTS — (1.5%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	387,879,272	387,879,272	1.6%

SECURITIES LENDING COLLATERAL — (3.1%)
@§ The DFA Short Term Investment Fund	67,597,939	782,175,754	3.2%

TOTAL INVESTMENTS—(100.0%) (Cost $18,249,592,128)		$25,197,794,716	102.9%

As of April 30, 2020, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,830	06/19/20	$360,001,841	$410,689,600	$50,687,759

Total Futures Contracts			$360,001,841	$410,689,600	$50,687,759

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,836,927,290	—	—	$1,836,927,290
Consumer Discretionary	2,743,478,307	$9,637	—	2,743,487,944
Consumer Staples	1,516,194,869	—	—	1,516,194,869
Energy	782,281,154	—	—	782,281,154
Financials	3,404,672,861	84,699	—	3,404,757,560
Health Care	3,334,323,287	209,678	—	3,334,532,965
Industrials	3,064,903,754	—	—	3,064,903,754
Information Technology	5,774,641,784	1,695	—	5,774,643,479
Materials	989,245,843	—	—	989,245,843
Real Estate	59,935,653	—	—	59,935,653
Utilities	520,219,859	—	—	520,219,859
Preferred Stocks
Communication Services	601,925	—	—	601,925
Industrials	7,395	—	—	7,395
Temporary Cash Investments	387,879,272	—	—	387,879,272

30

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$782,175,754	—	$782,175,754
Futures Contracts**	$50,687,759	—	—	50,687,759

TOTAL	$24,466,001,012	$782,481,463	—	$25,248,482,475

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

31

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
COMMUNICATION SERVICES — (7.2%)
*	Alphabet, Inc., Class A	10,540	$14,194,218	0.4%
*	Alphabet, Inc., Class C	11,067	14,925,620	0.4%
	AT&T, Inc.	832,504	25,366,397	0.7%
#	CenturyLink, Inc.	739,653	7,855,115	0.2%
*	Charter Communications, Inc., Class A	21,686	10,739,558	0.3%
	Comcast Corp., Class A	418,671	15,754,590	0.5%
*	Facebook, Inc., Class A	71,123	14,559,589	0.4%
*	T-Mobile US, Inc.	85,566	7,512,695	0.2%
	Verizon Communications, Inc.	447,552	25,711,862	0.7%
	Walt Disney Co. (The)	87,475	9,460,421	0.3%
	Other Securities		115,031,523	3.2%

TOTAL COMMUNICATION SERVICES			261,111,588	7.3%

CONSUMER DISCRETIONARY — (10.0%)
	DR Horton, Inc.	140,718	6,644,704	0.2%
	Ford Motor Co.	1,502,364	7,647,033	0.2%
*	LKQ Corp.	249,592	6,526,831	0.2%
*	Murphy USA, Inc.	63,703	6,803,480	0.2%
	Other Securities		335,302,643	9.4%

TOTAL CONSUMER DISCRETIONARY			362,924,691	10.2%

CONSUMER STAPLES — (4.5%)
	Procter & Gamble Co. (The)	116,144	13,689,893	0.4%
	Tyson Foods, Inc., Class A	121,961	7,584,755	0.2%
	Walmart, Inc.	76,857	9,341,968	0.3%
	Other Securities		132,880,206	3.7%

TOTAL CONSUMER STAPLES			163,496,822	4.6%

ENERGY — (4.6%)
	Chevron Corp.	225,687	20,763,204	0.6%
	Exxon Mobil Corp.	322,441	14,983,833	0.4%
	Valero Energy Corp.	148,454	9,404,561	0.3%
	Other Securities		123,187,350	3.4%

TOTAL ENERGY			168,338,948	4.7%

FINANCIALS — (21.2%)
	Bank of America Corp.	616,771	14,833,343	0.4%
*	Berkshire Hathaway, Inc., Class B	136,960	25,660,826	0.7%
	Hartford Financial Services Group, Inc. (The)	173,532	6,592,481	0.2%
	JPMorgan Chase & Co.	340,661	32,621,697	0.9%
	Wells Fargo & Co.	437,625	12,713,006	0.4%
	Other Securities		677,398,927	19.0%

TOTAL FINANCIALS			769,820,280	21.6%

HEALTH CARE — (11.0%)
	Abbott Laboratories	87,255	8,035,313	0.2%
	Allergan P.L.C	38,459	7,204,909	0.2%
	Anthem, Inc.	28,912	8,116,466	0.2%

32

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
* Centene Corp.	113,858	$7,580,666	0.2%
* Cigna Corp.	44,445	8,701,442	0.3%
CVS Health Corp.	137,754	8,478,759	0.2%
* Horizon Therapeutics P.L.C	183,873	6,626,783	0.2%
Johnson & Johnson	103,374	15,510,235	0.4%
Pfizer, Inc.	341,124	13,085,517	0.4%
UnitedHealth Group, Inc.	51,083	14,940,245	0.4%
Other Securities		300,942,852	8.5%

TOTAL HEALTH CARE		399,223,187	11.2%

INDUSTRIALS — (16.1%)
* FTI Consulting, Inc.	58,855	7,495,773	0.2%
Johnson Controls International P.L.C	246,754	7,183,009	0.2%
Norfolk Southern Corp.	41,621	7,121,353	0.2%
Quanta Services, Inc.	181,867	6,612,684	0.2%
Raytheon Technologies Corp.	108,641	7,041,023	0.2%
Southwest Airlines Co.	215,213	6,725,406	0.2%
Other Securities		542,970,319	15.3%

TOTAL INDUSTRIALS		585,149,567	16.5%

INFORMATION TECHNOLOGY — (13.9%)
Cisco Systems, Inc.	237,876	10,081,185	0.3%
Intel Corp.	578,019	34,669,580	1.0%
* Micron Technology, Inc.	142,434	6,821,164	0.2%
Microsoft Corp.	38,834	6,959,441	0.2%
* Tech Data Corp.	51,682	7,268,556	0.2%
Other Securities		439,340,283	12.3%

TOTAL INFORMATION TECHNOLOGY		505,140,209	14.2%

MATERIALS — (5.6%)
* Dow, Inc.	283,794	10,412,402	0.3%
International Paper Co.	226,485	7,757,111	0.2%
Reliance Steel & Aluminum Co.	77,888	6,977,207	0.2%
Other Securities		180,940,924	5.1%

TOTAL MATERIALS		206,087,644	5.8%

REAL ESTATE — (0.4%)
Other Securities		17,037,248	0.5%

UTILITIES — (1.4%)
Other Securities		50,517,051	1.4%

TOTAL COMMON STOCKS		3,488,847,235	98.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		374,500	0.0%

TOTAL PREFERRED STOCKS		374,500	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,712,284,980)		3,489,221,735

33

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (1.7%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	62,541,451	$62,541,451	1.8%

SECURITIES LENDING COLLATERAL — (2.4%)
@§ The DFA Short Term Investment Fund	7,327,566	84,787,265	2.4%

TOTAL INVESTMENTS — (100.0%) (Cost $2,859,591,464)		$3,636,550,451	102.2%

As of April 30, 2020, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	370	06/19/20	$46,220,162	$53,694,400	$7,474,238

Total Futures Contracts			$46,220,162	$53,694,400	$7,474,238

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$261,111,588	—	—	$261,111,588
Consumer Discretionary	362,921,022	$3,669	—	362,924,691
Consumer Staples	163,496,822	—	—	163,496,822
Energy	168,338,948	—	—	168,338,948
Financials	769,785,937	34,343	—	769,820,280
Health Care	399,132,613	90,574	—	399,223,187
Industrials	585,149,567	—	—	585,149,567
Information Technology	505,140,209	—	—	505,140,209
Materials	206,087,644	—	—	206,087,644
Real Estate	17,037,248	—	—	17,037,248
Utilities	50,517,051	—	—	50,517,051
Preferred Stocks
Communication Services	374,500	—	—	374,500
Temporary Cash Investments	62,541,451	—	—	62,541,451
Securities Lending Collateral	—	84,787,265	—	84,787,265
Futures Contracts**	7,474,238	—	—	7,474,238

TOTAL	$3,559,108,838	$84,915,851	—	$3,644,024,689

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

34

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.6%)
COMMUNICATION SERVICES — (3.0%)
	Cogent Communications Holdings, Inc.	573,104	$48,043,308	0.4%
	Other Securities		366,995,242	2.8%

TOTAL COMMUNICATION SERVICES			415,038,550	3.2%

CONSUMER DISCRETIONARY — (12.7%)
*	Deckers Outdoor Corp.	269,531	40,095,432	0.3%
*	Helen of Troy, Ltd.	267,091	43,877,709	0.3%
*	Murphy USA, Inc.	340,989	36,417,625	0.3%
*	TopBuild Corp.	341,220	31,798,292	0.3%
	Wingstop, Inc.	280,479	32,891,772	0.3%
	Other Securities		1,549,557,539	11.8%

TOTAL CONSUMER DISCRETIONARY			1,734,638,369	13.3%

CONSUMER STAPLES — (4.4%)
#*	Boston Beer Co., Inc. (The), Class A	81,211	37,885,744	0.3%
*	Darling Ingredients, Inc.	1,579,791	32,527,897	0.3%
	Sanderson Farms, Inc.	214,155	29,155,062	0.2%
	Other Securities		496,385,826	3.8%

TOTAL CONSUMER STAPLES			595,954,529	4.6%

ENERGY — (2.8%)
	Other Securities		374,379,584	2.9%

FINANCIALS — (18.1%)
#	Community Bank System, Inc.	500,549	31,279,307	0.2%
	FirstCash, Inc.	459,862	33,036,486	0.3%
#	Glacier Bancorp, Inc.	904,649	34,449,034	0.3%
	RLI Corp.	446,592	32,525,295	0.3%
	Selective Insurance Group, Inc.	633,422	31,753,445	0.2%
	TCF Financial Corp.	1,135,043	33,699,427	0.3%
	Other Securities		2,276,076,975	17.4%

TOTAL FINANCIALS			2,472,819,969	19.0%

HEALTH CARE — (10.3%)
*	Amedisys, Inc.	336,243	61,922,511	0.5%
*	Horizon Therapeutics P.L.C	1,429,215	51,508,909	0.4%
*	LHC Group, Inc.	324,190	42,141,458	0.3%
*	NuVasive, Inc.	496,126	30,204,151	0.2%
*	Quidel Corp.	294,937	40,996,243	0.3%
*	Repligen Corp.	254,084	29,511,857	0.2%
	Other Securities		1,154,799,864	8.9%

TOTAL HEALTH CARE			1,411,084,993	10.8%

INDUSTRIALS — (18.5%)
*	Aerojet Rocketdyne Holdings, Inc.	781,771	32,162,059	0.3%
	Armstrong World Industries, Inc.	462,142	35,621,905	0.3%
	Exponent, Inc.	497,680	35,001,834	0.3%
*	FTI Consulting, Inc.	393,278	50,087,886	0.4%

35

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
*	Generac Holdings, Inc.	419,580	$40,883,875	0.3%
*	Mercury Systems, Inc.	403,799	36,002,719	0.3%
	MSA Safety, Inc.	292,848	32,954,185	0.3%
*	RBC Bearings, Inc.	241,140	30,547,615	0.2%
	Simpson Manufacturing Co., Inc.	450,609	32,488,909	0.3%
	Tetra Tech, Inc.	534,680	40,250,710	0.3%
#*	Trex Co., Inc.	432,935	41,224,071	0.3%
#	Werner Enterprises, Inc.	775,273	31,103,953	0.2%
	Other Securities		2,083,165,457	15.9%

TOTAL INDUSTRIALS			2,521,495,178	19.4%

INFORMATION TECHNOLOGY — (14.9%)
*	ACI Worldwide, Inc.	1,143,723	31,338,010	0.2%
*	Anixter International, Inc.	341,977	31,755,984	0.3%
	Cabot Microelectronics Corp.	240,668	29,491,457	0.2%
*	CACI International, Inc., Class A	148,491	37,143,539	0.3%
*	Cirrus Logic, Inc.	572,846	43,307,158	0.3%
#*	Globant SA	250,280	28,949,888	0.2%
*	Lattice Semiconductor Corp.	1,312,033	29,533,863	0.2%
*	Manhattan Associates, Inc.	438,572	31,112,298	0.2%
*	Novanta, Inc.	343,356	29,834,203	0.2%
	Power Integrations, Inc.	285,286	29,199,022	0.2%
#*	Qualys, Inc.	373,392	39,370,452	0.3%
*	Tech Data Corp.	393,553	55,349,294	0.4%
	Other Securities		1,617,101,212	12.6%

TOTAL INFORMATION TECHNOLOGY			2,033,486,380	15.6%

MATERIALS — (4.7%)
	Other Securities		644,543,234	5.0%

REAL ESTATE — (0.5%)
	Other Securities		63,565,420	0.5%

UTILITIES — (3.7%)
	American States Water Co.	368,828	29,273,878	0.2%
#	Ormat Technologies, Inc.	470,860	29,386,373	0.2%
#	PNM Resources, Inc.	739,823	29,955,433	0.2%
	Spire, Inc.	403,147	29,413,605	0.2%
	Other Securities		382,769,026	3.0%

TOTAL UTILITIES			500,798,315	3.8%

TOTAL COMMON STOCKS			12,767,804,521	98.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		1,403,675	0.0%

TOTAL PREFERRED STOCKS			1,403,675	0.0%

36

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		$341	0.0%

TOTAL RIGHTS/WARRANTS		341	0.0%

TOTAL INVESTMENT SECURITIES (Cost $12,188,896,611)		12,769,208,537

TEMPORARY CASH INVESTMENTS — (1.7%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	234,064,635	234,064,635	1.8%

SECURITIES LENDING COLLATERAL — (4.7%)
@§ The DFA Short Term Investment Fund	55,655,694	643,992,035	5.0%

TOTAL INVESTMENTS — (100.0%) (Cost $13,066,841,275)		$13,647,265,207	104.9%

As of April 30, 2020, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,656	06/19/20	$208,300,961	$240,318,720	$32,017,759

Total Futures Contracts			$208,300,961	$240,318,720	$32,017,759

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$415,032,658	$5,892	—	$415,038,550
Consumer Discretionary	1,734,608,815	29,554	—	1,734,638,369
Consumer Staples	595,954,529	—	—	595,954,529
Energy	374,379,584	—	—	374,379,584
Financials	2,472,627,226	192,743	—	2,472,819,969
Health Care	1,410,116,067	968,926	—	1,411,084,993
Industrials	2,521,495,178	—	—	2,521,495,178
Information Technology	2,033,482,194	4,186	—	2,033,486,380
Materials	644,543,234	—	—	644,543,234
Real Estate	63,565,420	—	—	63,565,420
Utilities	500,798,315	—	—	500,798,315
Preferred Stocks
Communication Services	1,403,675	—	—	1,403,675
Rights/Warrants
Consumer Discretionary	—	341	—	341
Temporary Cash Investments	234,064,635	—	—	234,064,635

37

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$643,992,035	—	$643,992,035
Futures Contracts**	$32,017,759	—	—	32,017,759

TOTAL	$13,034,089,289	$645,193,677	—	$13,679,282,966

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

38

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.9%)
COMMUNICATION SERVICES — (2.4%)
#	Shenandoah Telecommunications Co.	447,065	$23,922,448	0.5%
	Other Securities		95,348,194	2.0%

TOTAL COMMUNICATION SERVICES			119,270,642	2.5%

CONSUMER DISCRETIONARY — (11.3%)
	Callaway Golf Co.	1,013,461	14,512,762	0.3%
*	Cavco Industries, Inc.	85,656	13,249,270	0.3%
*	Gentherm, Inc.	360,260	13,488,134	0.3%
	MDC Holdings, Inc.	459,566	13,442,305	0.3%
	Wingstop, Inc.	136,621	16,021,545	0.3%
	Winnebago Industries, Inc.	345,353	15,323,313	0.3%
	Other Securities		487,461,014	9.9%

TOTAL CONSUMER DISCRETIONARY			573,498,343	11.7%

CONSUMER STAPLES — (4.2%)
	Inter Parfums, Inc.	302,312	13,510,323	0.3%
#	WD-40 Co.	87,197	15,196,693	0.3%
	Other Securities		182,964,582	3.7%

TOTAL CONSUMER STAPLES			211,671,598	4.3%

ENERGY — (3.9%)
*	CNX Resources Corp.	1,455,476	15,428,046	0.3%
	Other Securities		180,585,896	3.7%

TOTAL ENERGY			196,013,942	4.0%

FINANCIALS — (21.5%)
	AMERISAFE, Inc.	218,217	13,893,876	0.3%
#*	eHealth, Inc.	140,489	14,990,176	0.3%
	Horace Mann Educators Corp.	388,209	13,649,428	0.3%
	Kinsale Capital Group, Inc.	134,802	14,642,193	0.3%
	Safety Insurance Group, Inc.	175,215	14,739,086	0.3%
	Other Securities		1,017,528,370	20.8%

TOTAL FINANCIALS			1,089,443,129	22.3%

HEALTH CARE — (11.2%)
*	BioTelemetry, Inc.	301,832	14,098,573	0.3%
	CONMED Corp .	179,301	13,252,137	0.3%
	Ensign Group, Inc. (The)	446,180	16,691,594	0.3%
	Luminex Corp.	383,249	13,816,126	0.3%
	Other Securities		507,932,291	10.4%

TOTAL HEALTH CARE			565,790,721	11.6%

INDUSTRIALS — (18.8%)
#	AAON, Inc.	362,767	17,282,220	0.4%
*	Aerovironment, Inc.	219,467	13,225,081	0.3%
*	Casella Waste Systems, Inc., Class A	439,046	20,362,953	0.4%
*	CBIZ, Inc.	554,917	13,179,279	0.3%

39

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	ESCO Technologies, Inc.	177,756	$13,562,783	0.3%
	Federal Signal Corp.	637,973	17,180,613	0.4%
	Forward Air Corp.	296,206	15,284,230	0.3%
*	Gibraltar Industries, Inc.	291,621	13,502,052	0.3%
*	Hub Group, Inc., Class A	321,460	15,465,441	0.3%
	McGrath RentCorp.	245,356	13,384,170	0.3%
*	Meritor, Inc.	729,205	14,948,702	0.3%
*	Saia, Inc.	218,036	20,172,691	0.4%
	Other Securities		765,824,884	15.5%

TOTAL INDUSTRIALS			953,375,099	19.5%

INFORMATION TECHNOLOGY — (14.0%)
#	Badger Meter, Inc.	305,168	18,014,067	0.4%
#	CSG Systems International, Inc.	313,140	15,212,341	0.3%
*	Diodes, Inc.	352,806	17,954,297	0.4%
*	ExlService Holdings, Inc.	233,261	14,399,202	0.3%
*	Fabrinet	340,765	21,383,004	0.4%
*	FormFactor, Inc.	698,112	16,266,010	0.3%
*	Insight Enterprises, Inc.	311,814	16,928,382	0.4%
	Kulicke & Soffa Industries, Inc.	578,093	13,856,889	0.3%
*	Lattice Semiconductor Corp.	736,300	16,574,113	0.3%
*	OSI Systems, Inc.	197,981	14,329,865	0.3%
*	Plexus Corp.	225,831	14,157,345	0.3%
	Progress Software Corp.	389,221	15,923,031	0.3%
*	Synaptics, Inc.	265,260	17,345,351	0.4%
	Other Securities		494,820,308	10.1%

TOTAL INFORMATION TECHNOLOGY			707,164,205	14.5%

MATERIALS — (4.8%)
	Innospec, Inc.	239,973	17,402,842	0.4%
	Stepan Co.	165,320	15,771,528	0.3%
	Other Securities		211,418,453	4.3%

TOTAL MATERIALS			244,592,823	5.0%

REAL ESTATE — (0.8%)
	Other Securities		40,843,056	0.8%

UTILITIES — (2.0%)
	California Water Service Group	346,288	15,555,257	0.3%
	Chesapeake Utilities Corp.	153,678	13,505,223	0.3%
	Northwest Natural Holding Co.	204,788	13,331,699	0.3%
	Other Securities		60,083,250	1.2%

TOTAL UTILITIES			102,475,429	2.1%

TOTAL COMMON STOCKS			4,804,138,987	98.3%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		500,525	0.0%

TOTAL PREFERRED STOCKS			500,525	0.0%

40

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		$507	0.0%

TOTAL RIGHTS/WARRANTS		507	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,142,169,488)		4,804,640,019

TEMPORARY CASH INVESTMENTS — (1.4%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	73,082,216	73,082,216	1.5%

SECURITIES LENDING COLLATERAL — (3.7%)
@§ The DFA Short Term Investment Fund	16,046,908	185,678,775	3.8%

TOTAL INVESTMENTS — (100.0%) (Cost $4,400,883,698)		$5,063,401,010	103.6%

As of April 30, 2020, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	574	06/19/20	$71,062,191	$83,298,880	$12,236,689

Total Futures Contracts			$71,062,191	$83,298,880	$12,236,689

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$119,269,550	$1,092	—	$119,270,642
Consumer Discretionary	573,486,864	11,479	—	573,498,343
Consumer Staples	211,671,598	—	—	211,671,598
Energy	196,013,942	—	—	196,013,942
Financials	1,089,289,742	153,387	—	1,089,443,129
Health Care	565,378,778	411,943	—	565,790,721
Industrials	953,373,589	1,510	—	953,375,099
Information Technology	707,162,097	2,108	—	707,164,205
Materials	244,592,823	—	—	244,592,823
Real Estate	40,843,056	—	—	40,843,056
Utilities	102,475,429	—	—	102,475,429
Preferred Stocks
Communication Services	500,525	—	—	500,525
Rights/Warrants
Consumer Discretionary	—	507	—	507
Temporary Cash Investments	73,082,216	—	—	73,082,216

41

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$185,678,775	—	$185,678,775
Futures Contracts**	$12,236,689	—	—	12,236,689

TOTAL	$4,889,376,898	$186,260,801	—	$5,075,637,699

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

42

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (5.3%)
Verizon Communications, Inc.	1,700,284	$97,681,316	4.1%
Other Securities		29,958,011	1.3%

TOTAL COMMUNICATION SERVICES		127,639,327	5.4%

CONSUMER DISCRETIONARY — (15.5%)
* Amazon.com, Inc.	47,408	117,287,392	5.0%
Best Buy Co., Inc.	173,951	13,347,260	0.6%
* Booking Holdings, Inc.	15,686	23,224,221	1.0%
Home Depot, Inc. (The)	125,512	27,591,303	1.2%
Lowe’s Cos., Inc.	186,559	19,542,055	0.8%
NIKE, Inc., Class B	391,800	34,157,124	1.4%
Target Corp.	189,023	20,743,384	0.9%
TJX Cos., Inc. (The)	441,827	21,671,614	0.9%
Other Securities		95,272,335	3.9%

TOTAL CONSUMER DISCRETIONARY		372,836,688	15.7%

CONSUMER STAPLES — (9.8%)
Altria Group, Inc.	675,500	26,513,375	1.1%
Coca-Cola Co. (The)	1,224,839	56,207,862	2.4%
Costco Wholesale Corp.	54,131	16,401,693	0.7%
PepsiCo, Inc.	508,207	67,230,704	2.8%
Other Securities		68,341,175	2.9%

TOTAL CONSUMER STAPLES		234,694,809	9.9%

ENERGY — (0.6%)
Other Securities		14,346,836	0.6%

FINANCIALS — (2.6%)
Aon P.L.C	63,237	10,919,133	0.5%
S&P Global, Inc.	54,563	15,980,411	0.7%
Other Securities		35,832,750	1.5%

TOTAL FINANCIALS		62,732,294	2.7%

HEALTH CARE — (14.7%)
Amgen, Inc.	197,255	47,187,341	2.0%
* Biogen, Inc.	62,468	18,542,376	0.8%
Bristol-Myers Squibb Co.	434,126	26,399,202	1.1%
Eli Lilly and Co.	239,162	36,984,012	1.6%
Gilead Sciences, Inc.	182,157	15,301,188	0.6%
Johnson & Johnson	472,696	70,923,308	3.0%
Merck & Co., Inc.	1,011,829	80,278,513	3.4%
Zoetis, Inc.	106,746	13,803,325	0.6%
Other Securities		42,693,903	1.7%

TOTAL HEALTH CARE		352,113,168	14.8%

INDUSTRIALS — (13.3%)
3M Co.	232,620	35,339,630	1.5%
Caterpillar, Inc.	206,885	24,077,276	1.0%

43

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Deere & Co.	80,356	$11,656,441	0.5%
Honeywell International, Inc.	90,936	12,903,818	0.5%
Illinois Tool Works, Inc.	82,704	13,439,400	0.6%
Lockheed Martin Corp.	65,926	25,649,169	1.1%
Northrop Grumman Corp.	49,895	16,498,780	0.7%
Union Pacific Corp.	257,542	41,152,636	1.7%
United Parcel Service, Inc., Class B	161,075	15,247,359	0.6%
Waste Management, Inc.	127,112	12,713,742	0.5%
Other Securities		109,879,847	4.7%

TOTAL INDUSTRIALS		318,558,098	13.4%

INFORMATION TECHNOLOGY — (34.8%)
Accenture P.L.C., Class A	158,415	29,336,874	1.2%
Apple, Inc.	378,678	111,255,596	4.7%
Automatic Data Processing, Inc.	148,405	21,769,529	0.9%
Cisco Systems, Inc.	1,055,026	44,712,002	1.9%
Intel Corp.	270,214	16,207,436	0.7%
International Business Machines Corp.	380,582	47,785,876	2.0%
Intuit, Inc.	74,476	20,094,370	0.8%
KLA Corp.	64,592	10,598,901	0.4%
Lam Research Corp.	47,988	12,250,377	0.5%
Mastercard, Inc., Class A	263,536	72,464,494	3.1%
Microsoft Corp.	609,153	109,166,309	4.6%
Oracle Corp.	876,259	46,415,439	2.0%
QUALCOMM, Inc.	338,410	26,622,715	1.1%
Texas Instruments, Inc.	359,547	41,732,620	1.8%
Visa, Inc., Class A	618,833	110,597,834	4.7%
Other Securities		114,549,883	4.8%

TOTAL INFORMATION TECHNOLOGY		835,560,255	35.2%

MATERIALS — (1.8%)
Sherwin-Williams Co. (The)	24,610	13,200,066	0.6%
Other Securities		28,783,570	1.2%

TOTAL MATERIALS		41,983,636	1.8%

UTILITIES — (0.1%)
Other Security		2,435,619	0.1%

TOTAL COMMON STOCKS (Cost $2,194,023,554)		2,362,900,730	99.6%

TEMPORARY CASH INVESTMENTS — (1.3%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	32,818,023	32,818,023	1.4%

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	373,107	4,317,224	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,231,157,971)		$2,400,035,977	101.1%

44

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$127,639,327	—	—	$127,639,327
Consumer Discretionary	372,836,688	—	—	372,836,688
Consumer Staples	234,694,809	—	—	234,694,809
Energy	14,346,836	—	—	14,346,836
Financials	62,732,294	—	—	62,732,294
Health Care	352,113,168	—	—	352,113,168
Industrials	318,558,098	—	—	318,558,098
Information Technology	835,560,255	—	—	835,560,255
Materials	41,983,636	—	—	41,983,636
Utilities	2,435,619	—	—	2,435,619
Temporary Cash Investments	32,818,023	—	—	32,818,023
Securities Lending Collateral	—	$4,317,224	—	4,317,224

TOTAL	$2,395,718,753	$4,317,224	—	$2,400,035,977

See accompanying Notes to Financial Statements.

45

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
REAL ESTATE — (97.1%)
	Alexandria Real Estate Equities, Inc.	1,072,838	$168,532,121	2.0%
	American Campus Communities, Inc.	1,194,813	42,164,951	0.5%
	American Homes 4 Rent, Class A	2,362,581	57,032,705	0.7%
	American Tower Corp.	3,527,239	839,482,882	9.7%
	Apartment Investment & Management Co., Class A	1,296,033	48,821,563	0.6%
	AvalonBay Communities, Inc.	1,228,366	200,162,240	2.3%
	Boston Properties, Inc.	1,354,137	131,595,034	1.5%
	Camden Property Trust.	850,985	74,946,249	0.9%
	Crown Castle International Corp.	3,626,606	578,189,795	6.7%
	CubeSmart	1,678,976	42,310,195	0.5%
	CyrusOne, Inc.	1,001,992	70,289,739	0.8%
#	Digital Realty Trust, Inc.	2,127,744	318,076,451	3.7%
	Douglas Emmett, Inc.	1,447,450	44,132,750	0.5%
	Duke Realty Corp.	3,214,020	111,526,494	1.3%
	Equinix, Inc.	720,123	486,227,050	5.6%
	Equity LifeStyle Properties, Inc	1,512,850	91,239,983	1.1%
	Equity Residential	3,257,646	211,942,449	2.5%
	Essex Property Trust, Inc.	575,996	140,600,624	1.6%
	Extra Space Storage, Inc.	1,133,291	100,001,598	1.2%
	Federal Realty Investment Trust	658,629	54,844,037	0.6%
	First Industrial Realty Trust, Inc.	1,102,329	41,634,966	0.5%
	Gaming and Leisure Properties, Inc.	1,786,731	50,457,283	0.6%
#	Healthcare Trust of America, Inc., Class A	1,878,805	46,274,967	0.5%
	Healthpeak Properties, Inc.	4,411,055	115,304,978	1.3%
	Host Hotels & Resorts, Inc.	6,171,982	75,977,098	0.9%
	Invitation Homes, Inc.	4,743,354	112,180,322	1.3%
#	Iron Mountain, Inc.	2,512,428	60,750,509	0.7%
	Kilroy Realty Corp.	981,256	61,092,999	0.7%
#	Kimco Realty Corp.	3,751,153	40,925,079	0.5%
	Lamar Advertising Co., Class A	747,637	43,101,273	0.5%
	Medical Properties Trust, Inc.	4,543,228	77,870,928	0.9%
	Mid-America Apartment Communities, Inc.	996,549	111,533,764	1.3%
	National Retail Properties, Inc.	1,497,852	48,889,889	0.6%
#	Omega Healthcare Investors, Inc.	1,975,878	57,596,844	0.7%
	Prologis, Inc.	6,444,341	575,028,547	6.7%
	Public Storage	1,386,970	257,213,586	3.0%
	Realty Income Corp.	2,997,993	164,649,776	1.9%
	Regency Centers Corp.	1,464,709	64,315,372	0.7%
	Rexford Industrial Realty, Inc.	988,248	40,241,459	0.5%
	SBA Communications Corp.	987,188	286,205,545	3.3%
	Simon Property Group, Inc.	2,679,805	178,930,580	2.1%
	STORE Capital Corp.	2,011,992	40,380,679	0.5%
	Sun Communities, Inc.	815,949	109,663,546	1.3%
	UDR, Inc.	2,572,914	96,407,088	1.1%
	Ventas, Inc.	3,260,160	105,466,176	1.2%
	VEREIT, Inc.	9,353,125	51,255,125	0.6%
	Vornado Realty Trust	1,495,933	65,551,784	0.8%
	Welltower, Inc.	3,585,719	183,696,384	2.1%
	WP Carey, Inc.	1,506,339	99,086,979	1.2%

46

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$1,379,082,290	15.8%

TOTAL COMMON STOCKS (Cost $6,542,802,770)		8,452,884,725	98.1%

TEMPORARY CASH INVESTMENTS — (1.5%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	134,530,150	134,530,150	1.5%

SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	10,393,978	120,268,714	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $6,797,566,786)		$8,707,683,589	101.0%

As of April 30, 2020, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,000	06/19/20	$124,961,641	$145,120,000	$20,158,359

Total Futures Contracts			$124,961,641	$145,120,000	$20,158,359

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$8,452,551,938	$332,787	—	$8,452,884,725
Temporary Cash Investments	134,530,150	—	—	134,530,150
Securities Lending Collateral	—	120,268,714	—	120,268,714
Futures Contracts**	20,158,359	—	—	20,158,359

TOTAL	$8,607,240,447	$120,601,501	—	$8,727,841,948

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

47

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S.
	Large	U.S. Large Cap
	Company	Equity	U.S. Large Cap	U.S. Targeted
	Portfolio*	Portfolio*	Value Portfolio	Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$19,576,238	—
Investment Securities at Value (including $568, $21,929, $0 and $741,712 of securities on loan, respectively)	$364,316	$1,510,354	—	$8,237,686
Temporary Cash Investments at Value & Cost	—	4,782	—	175,545
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $583, $9,665, $0 and $378,762, respectively)	583	9,667	—	378,827
Segregated Cash for Futures Contracts	—	—	—	12,852
Foreign Currencies at Value	17	—	—	—
Cash	24,380	—	—	77
Receivables:
Investment Securities Sold	—	922	—	18,995
Dividends and Interest	1,803	1,242	—	3,468
Securities Lending Income	—	7	—	519
Fund Shares Sold	234	1,301	13,212	21,325
Unrealized Gain on Forward Currency Contracts	442	—	—	—
Prepaid Expenses and Other Assets	70	41	116	117

Total Assets	391,845	1,528,316	19,589,566	8,849,411

LIABILITIES:
Payables:
Upon Return of Securities Loaned	582	9,672	—	379,007
Investment Securities Purchased	17,803	969	—	39,787
Fund Shares Redeemed	342	10,453	40,115	15,813
Due to Advisor	26	141	1,974	2,018
Futures Margin Variation.	4,889	—	—	2,067
Unrealized Loss on Forward Currency Contracts	1,183	—	—	—
Accrued Expenses and Other Liabilities	57	143	1,029	988

Total Liabilities	24,882	21,378	43,118	439,680

NET ASSETS	$366,963	$1,506,938	$19,546,448	$8,409,731

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $36,047 and shares outstanding of 0, 0, 0 and 2,218,587, respectively	N/A	N/A	N/A	$16.25

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $39,141 and shares outstanding of 0, 0, 0 and 2,421,063, respectively	N/A	N/A	N/A	$16.17

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $366,963; $1,506,938; $19,546,448 and $8,334,543 and shares outstanding of 29,897,868, 86,043,451, 657,491,772 and 512,898,884, respectively	$12.27	$17.51	$29.73	$16.25

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$366,587	$1,102,550	N/A	$9,604,611

Foreign Currencies at Cost	$17	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$384,484	$1,116,664	$17,465,857	$9,908,452
Total Distributable Earnings (Loss)	(17,521)	390,274	2,080,591	(1,498,721)

NET ASSETS	$366,963	$1,506,938	$19,546,448	$8,409,731

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

48

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $684,635, $1,090,985, $1,526,457 and $190,707 of securities on loan, respectively)	$10,214,590	$22,704,774	$24,027,740	$3,489,222
Temporary Cash Investments at Value & Cost	183,841	343,747	387,879	62,541
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $296,550, $504,138, $782,065 and $84,765, respectively)	296,635	504,222	782,176	84,787
Segregated Cash for Futures Contracts	15,456	30,240	33,960	4,440
Receivables:
Investment Securities Sold	19,550	85,225	64,209	23,512
Dividends and Interest	3,775	17,799	16,957	2,072
Securities Lending Income.	932	614	817	133
Fund Shares Sold	15,864	14,006	17,966	2,053
Prepaid Expenses and Other Assets	120	146	141	36

Total Assets	10,750,763	23,700,773	25,331,845	3,668,796

LIABILITIES:
Payables:
Upon Return of Securities Loaned	296,542	504,474	782,420	84,817
Investment Securities Purchased	5,509	5,408	—	19,362
Fund Shares Redeemed	14,811	40,599	42,736	3,090
Due to Advisor	3,663	2,491	3,207	754
Futures Margin Variation	2,486	4,863	5,462	714
Accrued Expenses and Other Liabilities	1,483	1,721	1,988	432

Total Liabilities	324,494	559,556	835,813	109,169

NET ASSETS	$10,426,269	$23,141,217	$24,496,032	$3,559,627

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,426,269; $23,141,217; $24,496,032 and $3,559,627 and shares outstanding of 430,026,629, 1,044,220,980, 1,227,698,135 and 236,654,081, respectively	$24.25	$22.16	$19.95	$15.04

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$10,944,767	$15,756,295	$17,079,648	$2,712,285

NET ASSETS CONSIST OF:
Paid-In Capital	$11,396,979	$16,159,982	$17,529,241	$2,784,040
Total Distributable Earnings (Loss)	(970,710)	6,981,235	6,966,791	775,587

NET ASSETS	$10,426,269	$23,141,217	$24,496,032	$3,559,627

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

			U.S. High	DFA Real
			Relative	Estate
	U.S. Small Cap	U.S. Micro Cap	Profitability	Securities
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $1,361,580, $354,686, $10,296 and $233,147 of securities on loan, respectively)	$12,769,208	$4,804,640	$2,362,901	$8,452,885
Temporary Cash Investments at Value & Cost	234,065	73,082	32,818	134,530
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $643,880, $185,632, $4,316 and $120,234, respectively)	643,992	185,679	4,317	120,269
Segregated Cash for Futures Contracts	19,872	6,888	—	12,000
Receivables:
Investment Securities Sold	7,661	4,711	—	8,000
Dividends and Interest	3,164	1,737	2,136	5,251
Securities Lending Income	1,019	443	6	114
Fund Shares Sold	12,916	7,030	9,997	26,256
Prepaid Expenses and Other Assets	88	60	66	82

Total Assets	13,691,985	5,084,270	2,412,241	8,759,387

LIABILITIES:
Payables:
Upon Return of Securities Loaned	644,286	185,645	4,327	120,394
Investment Securities Purchased	6,671	—	30,924	—
Fund Shares Redeemed	21,193	7,346	3,459	16,221
Due to Advisor	3,184	1,740	376	1,102
Futures Margin Variation	3,196	1,108	—	1,930
Accrued Expenses and Other Liabilities	1,375	651	110	781

Total Liabilities	679,905	196,490	39,196	140,428

NET ASSETS	$13,012,080	$4,887,780	$2,373,045	$8,618,959

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,012,080; $4,887,780; $2,373,045 and $8,618,959 and shares outstanding of 486,183,301, 305,705,679, 179,982,766 and 252,803,281, respectively	$26.76	$15.99	$13.18	$34.09

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$12,188,896	$4,142,170	$2,194,024	$6,542,803

NET ASSETS CONSIST OF:
Paid-In Capital	$12,797,484	$4,284,906	$2,209,241	$6,771,727
Total Distributable Earnings (Loss)	214,596	602,874	163,804	1,847,232

NET ASSETS	$13,012,080	$4,887,780	$2,373,045	$8,618,959

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Enhanced U.S.
	Large	U.S. Large Cap
	Company	Equity	U.S. Large Cap	U.S. Targeted
	Portfolio#	Portfolio#	Value Portfolio*	Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$310,309	—
Income from Securities Lending	—	—	640	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,856)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	298,093	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $98, respectively)	—	$15,644	—	$96,675
Interest	$2,292	—	—	—
Income from Securities Lending	1	39	—	3,578

Total Fund Investment Income	2,293	15,683	—	100,253

Fund Expenses
Investment Management Fees	336	1,109	29,115	16,935
Accounting & Transfer Agent Fees	40	173	1,699	668
S&P 500® Fees	3	—	—	—
Custodian Fees	8	12	—	69
Shareholder Servicing Fees
Class R1 Shares	—	—	—	22
Class R2 Shares	—	—	—	69
Filing Fees	44	36	166	198
Shareholders’ Reports	12	21	329	226
Directors’/Trustees’ Fees & Expenses	1	4	65	27
Professional Fees	3	11	22	72
Other	1	17	(92)	63

Total Fund Expenses	448	1,383	31,304	18,349

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(161)	—	(11,908)	—

Net Expenses	287	1,383	19,396	18,349

Net Investment Income (Loss)	2,006	14,300	278,697	81,904

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(4,951)	(18,510)	—	(136,034)
Affiliated Investment Companies Shares Sold	—	(3)	—	(110)
Transactions Allocated from Affiliated Investment Company**	—	—	(213,933)	—
Futures	14,655	170	—	(14,522)
Foreign Currency Transactions	(19)	—	—	—
Forward Currency Contracts	4,364	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,140)	(62,958)	—	(2,485,900)
Affiliated Investment Companies Shares	—	—	—	(38)
Transactions Allocated from Affiliated Investment Company	—	—	(4,388,631)	—
Futures	(31,965)	—	—	20,902
Translation of Foreign Currency-Denominated Amounts	(16)	—	—	—
Forward Currency Contracts	1,799	—	—	—

Net Realized and Unrealized Gain (Loss)	(18,273)	(81,301)	(4,602,564)	(2,615,702)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,267)	$(67,001)	$(4,323,867)	$(2,533,798)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio#	Portfolio#	Portfolio#	Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $162, $27, $37 and $16, respectively)	$120,690	$253,735	$256,936	$40,700
Income from Securities Lending	4,788	3,775	4,811	1,070

Total Investment Income	125,478	257,510	261,747	41,770

Expenses
Investment Management Fees	30,767	20,724	25,629	6,244
Accounting & Transfer Agent Fees	1,092	2,372	2,235	427
Custodian Fees	82	135	141	27
Filing Fees	174	255	321	35
Shareholders’ Reports	287	213	230	75
Directors’/Trustees’ Fees & Expenses	35	66	69	12
Professional Fees	96	165	173	30
Other	83	102	109	27

Total Expenses	32,616	24,032	28,907	6,877

Net Expenses	32,616	24,032	28,907	6,877

Net Investment Income (Loss)	92,862	233,478	232,840	34,893

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(246,013)	(19,542)	(39,354)	(9,437)
Affiliated Investment Companies Shares Sold	89	(212)	(285)	—
Futures	(283)	(32,427)	(29,413)	(4,064)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,990,303)	(2,431,056)	(2,689,203)	(794,723)
Affiliated Investment Companies Shares	(47)	(54)	(35)	(11)
Futures	17,884	47,820	48,463	7,276

Net Realized and Unrealized Gain (Loss)	(3,218,673)	(2,435,471)	(2,709,827)	(800,959)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,125,811)	$(2,201,993)	$(2,476,987)	$(766,066)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $58, $37, $0 and $0, respectively)	$120,948	$44,416	$18,971	$188,226
Income from Securities Lending	6,796	2,506	24	845

Total Investment Income	127,744	46,922	18,995	189,071

Fund Expenses
Investment Management Fees	27,070	14,537	1,887	8,368
Accounting & Transfer Agent Fees	1,127	529	191	817
Custodian Fees	95	43	11	51
Filing Fees	120	79	165	65
Shareholders’ Reports	259	101	20	193
Directors’/Trustees’ Fees & Expenses	44	16	4	25
Professional Fees	116	43	9	64
Other	97	37	1	27

Total Fund Expenses	28,928	15,385	2,288	9,610

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	70	(750)

Net Expenses	28,928	15,385	2,358	8,860

Net Investment Income (Loss)	98,816	31,537	16,637	180,211

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(344,087)	(64,267)	1,791	(67,827)
Affiliated Investment Companies Shares Sold	(56)	39	(6)	(43)
Futures	(17,109)	(3,987)	(256)	(13,233)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,776,850)	(1,308,726)	(15,022)	(2,001,859)
Affiliated Investment Companies Shares	(96)	(23)	—	10
Futures	26,653	11,182	—	19,252

Net Realized and Unrealized Gain (Loss)	(3,111,545)	(1,365,782)	(13,493)	(2,063,700)

Net Increase (Decrease) in Net Assets Resulting from Operations.	$(3,012,729)	$(1,334,245)	$3,144	$(1,883,489)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,006	$6,515	$14,300	$27,544	$278,697	$583,994
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(4,951)	(598)	(18,510)	7,768	—	—
Affiliated Investment Companies Shares Sold	—	—	(3)	(1)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(213,933)	567,299
Futures	14,655	3,117	170	1,076	—	—
Foreign Currency Transactions	(19)	(22)	—	—	—	—
Forward Currency Contracts	4,364	4,580	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,140)	4,904	(62,958)	161,776	—	—
Affiliated Investment Companies Shares	—	—	—	1	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(4,388,631)	520,416
Futures	(31,965)	32,621	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(16)	17	—	—	—	—
Forward Currency Contracts	1,799	(2,987)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,267)	48,147	(67,001)	198,164	(4,323,867)	1,671,709

Distributions:
Institutional Class Shares	(34,948)	(20,957)	(16,190)	(27,532)	(796,858)	(1,739,287)
Capital Share Transactions (1):
Shares Issued	62,135	119,988	350,974	528,889	3,475,776	4,897,413
Shares Issued in Lieu of Cash Distributions	34,917	20,897	14,666	25,154	748,744	1,640,106
Shares Redeemed	(65,624)	(108,388)	(387,040)	(570,364)	(5,213,924)	(6,081,700)

Net Increase (Decrease) from Capital Share Transactions	31,428	32,497	(21,400)	(16,321)	(989,404)	455,819

Total Increase (Decrease) in Net Assets	(19,787)	59,687	(104,591)	154,311	(6,110,129)	388,241
Net Assets
Beginning of Period	386,750	327,063	1,611,529	1,457,218	25,656,577	25,268,336

End of Period	$366,963	$386,750	$1,506,938	$1,611,529	$19,546,448	$25,656,577

(1) Shares Issued and Redeemed:
Shares Issued	4,939	9,070	20,315	31,151	111,015	139,726
Shares Issued in Lieu of Cash Distributions	2,583	1,778	826	1,470	20,973	49,108
Shares Redeemed	(5,215)	(8,366)	(21,688)	(33,043)	(165,487)	(173,229)

Net Increase (Decrease) from Shares Issued and Redeemed	2,307	2,482	(547)	(422)	(33,499)	15,605

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$81,904	$152,032	$92,862	$176,818	$233,478	$428,002
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(136,034)	294,019	(246,013)	252,390	(19,542)	426,686
Affiliated Investment Companies Shares Sold	(110)	(25)	89	(15)	(212)	(10)
Futures	(14,522)	2,964	(283)	2,914	(32,427)	18,158
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,485,900)	(345,890)	(2,990,303)	(894,215)	(2,431,056)	1,821,725
Affiliated Investment Companies Shares	(38)	76	(47)	92	(54)	121
Futures	20,902	5,420	17,884	2,943	47,820	7,258

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,533,798)	108,596	(3,125,811)	(459,073)	(2,201,993)	2,701,940

Distributions:
Class R1 Shares	(1,554)	(2,513)	—	—	—	—
Class R2 Shares	(2,063)	(5,135)	—	—	—	—
Institutional Class Shares	(347,368)	(551,618)	(322,021)	(938,132)	(647,697)	(571,432)

Total Distributions	(350,985)	(559,266)	(322,021)	(938,132)	(647,697)	(571,432)

Capital Share Transactions (1):
Shares Issued	2,087,724	2,637,809	2,894,475	3,592,295	3,428,095	5,380,108
Shares Issued in Lieu of Cash Distributions	333,177	530,049	292,112	853,450	634,035	558,896
Shares Redeemed	(1,910,758)	(2,395,979)	(3,078,999)	(4,014,642)	(4,663,281)	(5,107,180)

Net Increase (Decrease) from Capital Share Transactions	510,143	771,879	107,588	431,103	(601,151)	831,824

Total Increase (Decrease) in Net Assets	(2,374,640)	321,209	(3,340,244)	(966,102)	(3,450,841)	2,962,332
Net Assets
Beginning of Period	10,784,371	10,463,162	13,766,513	14,732,615	26,592,058	23,629,726

End of Period	$8,409,731	$10,784,371	$10,426,269	$13,766,513	$23,141,217	$26,592,058

(1) Shares Issued and Redeemed:
Shares Issued	126,929	121,444	118,504	110,892	155,856	236,496
Shares Issued in Lieu of Cash Distributions	15,447	25,877	8,931	27,705	26,025	25,053
Shares Redeemed	(108,314)	(109,962)	(117,208)	(123,617)	(213,678)	(223,481)

Net Increase (Decrease) from Shares Issued and Redeemed	34,062	37,359	10,227	14,980	(31,797)	38,068

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$232,840	$439,783	$34,893	$68,989	$98,816	$193,190
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(39,354)	599,875	(9,437)	79,679	(344,087)	442,056
Affiliated Investment Companies
Shares Sold	(285)	(16)	—	(8)	(56)	19
Futures	(29,413)	12,596	(4,064)	5,143	(17,109)	6,738
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,689,203)	1,487,083	(794,723)	107,790	(2,776,850)	(403,731)
Affiliated Investment Companies Shares	(35)	119	(11)	24	(96)	172
Futures	48,463	11,243	7,276	(433)	26,653	5,348

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,476,987)	2,550,683	(766,066)	261,184	(3,012,729)	243,792

Distributions:
Institutional Class Shares	(809,320)	(706,196)	(111,558)	(171,794)	(499,839)	(770,283)
Capital Share Transactions (1):
Shares Issued	3,524,152	5,306,857	695,786	1,046,904	1,965,569	3,562,046
Shares Issued in Lieu of Cash Distributions	790,387	689,550	104,370	161,116	473,623	729,294
Shares Redeemed	(4,361,355)	(4,689,389)	(946,517)	(1,324,567)	(3,307,039)	(3,675,805)

Net Increase (Decrease) from Capital Share Transactions	(46,816)	1,307,018	(146,361)	(116,547)	(867,847)	615,535

Total Increase (Decrease) in Net Assets	(3,333,123)	3,151,505	(1,023,985)	(27,157)	(4,380,415)	89,044
Net Assets
Beginning of Period	27,829,155	24,677,650	4,583,612	4,610,769	17,392,495	17,303,451

End of Period	$24,496,032	$27,829,155	$3,559,627	$4,583,612	$13,012,080	$17,392,495

(1) Shares Issued and Redeemed:
Shares Issued	181,884	253,504	47,885	59,429	71,373	109,061
Shares Issued in Lieu of Cash Distributions	35,250	33,907	5,726	9,622	14,212	23,700
Shares Redeemed	(217,408)	(220,975)	(61,944)	(74,594)	(113,999)	(112,260)

Net Increase (Decrease) from Shares Issued and Redeemed	(274)	66,436	(8,333)	(5,543)	(28,414)	20,501

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$31,537	$62,058	$16,637	$20,045	$180,211	$131,211
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(64,267)	138,583	1,791	(7,380)	(67,827)	145,222
Affiliated Investment Companies Shares Sold	39	(10)	(6)	(1)	(43)	(19)
Futures	(3,987)	(1,815)	(256)	(52)	(13,233)	(1,177)
In-Kind Redemptions	—	—	—	—	—	50,622
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,308,726)	(192,068)	(15,022)	174,344	(2,001,859)	1,820,026
Affiliated Investment Companies Shares	(23)	55	—	1	10	20
Futures	11,182	3,769	—	—	19,252	1,373

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,334,245)	10,572	3,144	186,957	(1,883,489)	2,147,278

Distributions:
Institutional Class Shares	(160,924)	(310,436)	(15,049)	(18,698)	(167,599)	(212,725)
Capital Share Transactions (1):
Shares Issued	869,461	1,191,565	962,933	1,044,168	1,433,354	2,154,389
Shares Issued in Lieu of Cash Distributions	148,360	286,363	15,040	18,687	142,920	176,698
Shares Redeemed	(986,171)	(1,305,081)	(296,325)	(250,540)	(1,577,664)	(2,171,861)

Net Increase (Decrease) from Capital Share Transactions.	31,650	172,847	681,648	812,315	(1,390)	159,226

Total Increase (Decrease) in Net Assets	(1,463,519)	(127,017)	669,743	980,574	(2,052,478)	2,093,779
Net Assets
Beginning of Period	6,351,299	6,478,316	1,703,302	722,728	10,671,437	8,577,658

End of Period	$4,887,780	$6,351,299	$2,373,045	$1,703,302	$8,618,959	$10,671,437

(1) Shares Issued and Redeemed:
Shares Issued	53,044	59,202	75,788	84,124	39,782	57,187
Shares Issued in Lieu of Cash Distributions	7,169	15,096	1,162	1,503	3,808	4,909
Shares Redeemed	(60,121)	(64,786)	(23,030)	(20,561)	(45,483)	(58,685)

Net Increase (Decrease) from Shares Issued and Redeemed	92	9,512	53,920	65,066	(1,893)	3,411

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio							U.S. Large Cap Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$14.02		$13.03	$14.54	$12.22	$12.54	$13.65	$18.61		$16.75	$15.93	$13.06	$12.86	$12.65

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.26	0.26	0.18	0.10	0.07	0.17		0.31	0.28	0.26	0.25	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.57)		1.60	0.52	2.63	0.45	0.53	(1.09)		1.86	0.81	2.87	0.19	0.21

Total from Investment Operations	(0.50)		1.86	0.78	2.81	0.55	0.60	(0.92)		2.17	1.09	3.13	0.44	0.44

Less Distributions:
Net Investment Income	(0.11)		(0.30)	(0.25)	(0.13)	(0.08)	(0.05)	(0.15)		(0.31)	(0.27)	(0.26)	(0.24)	(0.21)
Net Realized Gains	(1.14)		(0.57)	(2.04)	(0.36)	(0.79)	(1.66)	(0.03)		—	—	—	—	(0.02)

Total Distributions	(1.25)		(0.87)	(2.29)	(0.49)	(0.87)	(1.71)	(0.18)		(0.31)	(0.27)	(0.26)	(0.24)	(0.23)

Net Asset Value, End of Period	$12.27		$14.02	$13.03	$14.54	$12.22	$12.54	$17.51		$18.61	$16.75	$15.93	$13.06	$12.86

Total Return	(4.39	%)(B)	15.67%	5.62%	23.53%	4.75%	5.25%	(4.92	%)(B)	13.13%	6.82%	24.16%	3.51%	3.49%

Net Assets, End of Period (thousands)	$366,963		$386,750	$327,063	$322,347	$238,413	$203,641	$1,506,938		$1,611,529	$1,457,218	$1,212,883	$851,323	$699,144
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.18%	0.23%	0.24%	0.18	%(C)	0.19%	0.17%	0.17%	0.18%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.23	%(C)	0.25%	0.23%	0.24%	0.24%	0.24%	0.18	%(C)	0.19%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.05	%(C)	1.98%	1.94%	1.36%	0.80%	0.53%	1.81	%(C)	1.77%	1.64%	1.74%	1.99%	1.77%
Portfolio Turnover Rate	57	%(B)	109%	91%	122%	119%	223%	12	%(B)	22%	7%	11%	12%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$37.13		$37.41	$38.84	$32.63	$33.27	$33.75

Income from Investment Operations (A)
Net Investment Income (Loss)	0.41		0.83	0.78	0.74	0.70	0.69
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.65)		1.45	0.35	6.99	0.71	(0.32)

Total from Investment Operations	(6.24)		2.28	1.13	7.73	1.41	0.37

Less Distributions:
Net Investment Income	(0.35)		(0.76)	(0.73)	(0.70)	(0.70)	(0.66)
Net Realized Gains	(0.81)		(1.80)	(1.83)	(0.82)	(1.35)	(0.19)

Total Distributions	(1.16)		(2.56)	(2.56)	(1.52)	(2.05)	(0.85)

Net Asset Value, End of Period	$29.73		$37.13	$37.41	$38.84	$32.63	$33.27

Total Return	(17.30	%)(B)	6.97%	2.79%	24.11%	4.58%	1.16%

Net Assets, End of Period (thousands)	$19,546,448		$25,656,577	$25,268,336	$23,732,871	$17,673,253	$15,807,935
Ratio of Expenses to Average Net Assets (D)	0.27	%(C)	0.28%	0.27%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed),and/or Previously Waived Fees Recovered by Advisor) (D)	0.37	%(C)	0.38%	0.37%	0.37%	0.37%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.34	%(C)	2.33%	1.98%	2.03%	2.24%	2.04%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$22.30		$23.45	$25.15	$21.26	$21.58	$23.19

Income from Investment Operations(A)
Net Investment Income (Loss)	0.16		0.30	0.28	0.25	0.24	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.49)		(0.24)	(0.63)	4.66	0.60	(0.61)

Total from Investment Operations	(5.33)		0.06	(0.35)	4.91	0.84	(0.35)

Less Distributions:
Net Investment Income	(0.15)		(0.27)	(0.26)	(0.24)	(0.27)	(0.25)
Net Realized Gains	(0.57)		(0.94)	(1.09)	(0.78)	(0.89)	(1.01)

Total Distributions	(0.72)		(1.21)	(1.35)	(1.02)	(1.16)	(1.26)

Net Asset Value, End of Period	$16.25		$22.30	$23.45	$25.15	$21.26	$21.58

Total Return	(24.71	%)(B)	0.78%	(1.61%)	23.32%	4.21%	(1.33%)

Net Assets, End of Period (thousands)	$36,047		$56,378	$47,848	$54,960	$35,661	$40,159
Ratio of Expenses to Average Net Assets	0.47	%(C)	0.48%	0.47%	0.47%	0.47%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.58	%(C)	1.34%	1.10%	1.03%	1.16%	1.15%
Portfolio Turnover Rate	8	%(B)	16%	23%	23%	28%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$22.18		$23.32	$25.03	$21.16	$21.51	$23.12

Income from Investment Operations(A)
Net Investment Income (Loss)	0.14		0.27	0.24	0.21	0.20	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.45)		(0.23)	(0.63)	4.65	0.60	(0.61)

Total from Investment Operations.	(5.31)		0.04	(0.39)	4.86	0.80	(0.38)

Less Distributions:
Net Investment Income	(0.13)		(0.24)	(0.23)	(0.21)	(0.26)	(0.22)
Net Realized Gains	(0.57)		(0.94)	(1.09)	(0.78)	(0.89)	(1.01)

Total Distributions	(0.70)		(1.18)	(1.32)	(0.99)	(1.15)	(1.23)

Net Asset Value, End of Period	$16.17		$22.18	$23.32	$25.03	$21.16	$21.51

Total Return	(24.75	%)(B)	0.64%	(1.79%)	23.17%	4.04%	(1.49%)

Net Assets, End of Period (thousands)	$39,141		$72,669	$108,168	$156,809	$147,945	$135,412
Ratio of Expenses to Average Net Assets	0.62	%(C)	0.63%	0.62%	0.62%	0.62%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.43	%(C)	1.21%	0.95%	0.90%	1.00%	1.02%
Portfolio Turnover Rate	8	%(B)	16%	23%	23%	28%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$22.31		$23.46	$25.16	$21.26	$21.56	$23.16

Income (loss) from Investment Operations(A)
Net Investment Income (Loss)	0.17		0.32	0.30	0.27	0.25	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.50)		(0.23)	(0.63)	4.67	0.60	(0.61)

Total from Investment Operations	(5.33)		0.09	(0.33)	4.94	0.85	(0.32)

Less Distributions:
Net Investment Income	(0.16)		(0.30)	(0.28)	(0.26)	(0.26)	(0.27)
Net Realized Gains	(0.57)		(0.94)	(1.09)	(0.78)	(0.89)	(1.01)

Total Distributions	(0.73)		(1.24)	(1.37)	(1.04)	(1.15)	(1.28)

Net Asset Value, End of Period	$16.25		$22.31	$23.46	$25.16	$21.26	$21.56

Total Return	(24.69	%)(B)	0.88%	(1.52%)	23.46%	4.29%	(1.20%)

Net Assets, End of Period (thousands)	$8,334,543		$10,655,324	$10,307,146	$10,528,662	$7,884,683	$6,987,896
Ratio of Expenses to Average Net Assets	0.37	%(C)	0.38%	0.37%	0.37%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.67	%(C)	1.45%	1.20%	1.13%	1.24%	1.28%
Portfolio Turnover Rate.	8	%(B)	16%	23%	23%	28%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio							U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$32.79		$36.39	$39.07	$32.75	$33.08	$35.82	$24.71		$22.77	$22.01	$18.00	$17.90	$17.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22		0.42	0.39	0.31	0.32	0.41	0.22		0.40	0.36	0.33	0.33	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(7.98)		(1.69)	(0.90)	7.71	1.06	(1.44)	(2.16)		2.08	0.88	4.12	0.30	0.26

Total from Investment Operations	(7.76)		(1.27)	(0.51)	8.02	1.38	(1.03)	(1.94)		2.48	1.24	4.45	0.63	0.57

Less Distributions:
Net Investment Income	(0.22)		(0.38)	(0.37)	(0.30)	(0.33)	(0.38)	(0.19)		(0.40)	(0.35)	(0.35)	(0.32)	(0.30)
Net Realized Gains	(0.56)		(1.95)	(1.80)	(1.40)	(1.38)	(1.33)	(0.42)		(0.14)	(0.13)	(0.09)	(0.21)	(0.08)

Total Distributions	(0.78)		(2.33)	(2.17)	(1.70)	(1.71)	(1.71)	(0.61)		(0.54)	(0.48)	(0.44)	(0.53)	(0.38)

Net Asset Value, End of Period	$24.25		$32.79	$36.39	$39.07	$32.75	$33.08	$22.16		$24.71	$22.77	$22.01	$18.00	$17.90

Total Return	(24.29	%)(B)	(3.04%)	(1.48%)	24.67%	4.49%	(2.83%)	(8.08	%)(B)	11.18%	5.59%	24.93%	3.68%	3.26%

Net Assets, End of Period (thousands)	$10,426,269		$13,766,513	$14,732,615	$15,165,867	$12,613,185	$11,680,262	$23,141,217		$26,592,058	$23,629,726	$20,762,742	$14,960,159	$13,275,774
Ratio of Expenses to Average Net Assets	0.52	%(C)	0.53%	0.52%	0.52%	0.52%	0.52%	0.19	%(C)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Net Assets
(Excluding Fees (Waived), (Expenses
Reimbursed), and/or Previously Waived
Fees Recovered by Advisor)	0.52	%(C)	0.53%	0.52%	0.52%	0.52%	0.52%	0.19	%(C)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.49	%(C)	1.26%	1.00%	0.83%	1.01%	1.18%	1.82	%(C)	1.72%	1.55%	1.64%	1.88%	1.71%
Portfolio Turnover Rate	12	%(B)	19%	27%	24%	19%	17%	1	%(B)	5%	3%	3%	4%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio							U.S. Vector Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.66		$21.25	$20.90	$17.19	$17.26	$17.34	$18.71		$18.40	$19.16	$15.93	$16.22	$17.04

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.36	0.34	0.31	0.31	0.30	0.14		0.28	0.26	0.24	0.25	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.24)		1.65	0.53	3.83	0.25	0.02	(3.35)		0.72	(0.10)	3.65	0.24	(0.30)

Total from Investment Operations	(2.05)		2.01	0.87	4.14	0.56	0.32	(3.21)		1.00	0.16	3.89	0.49	(0.05)

Less Distributions:
Net Investment Income	(0.16)		(0.37)	(0.32)	(0.31)	(0.30)	(0.28)	(0.13)		(0.27)	(0.25)	(0.23)	(0.25)	(0.24)
Net Realized Gains	(0.50)		(0.23)	(0.20)	(0.12)	(0.33)	(0.12)	(0.33)		(0.42)	(0.67)	(0.43)	(0.53)	(0.53)

Total Distributions	(0.66)		(0.60)	(0.52)	(0.43)	(0.63)	(0.40)	(0.46)		(0.69)	(0.92)	(0.66)	(0.78)	(0.77)

Net Asset Value, End of Period	$19.95		$22.66	$21.25	$20.90	$17.19	$17.26	$15.04		$18.71	$18.40	$19.16	$15.93	$16.22

Total Return	(9.35	%)(B)	9.78%	4.16%	24.36%	3.47%	1.92%	(17.58	%)(B)	5.92%	0.69%	24.73%	3.28%	(0.18%)

Net Assets, End of Period (thousands)	$24,496,032		$27,829,155	$24,677,650	$22,515,418	$16,851,046	$15,200,564	$3,559,627		$4,583,612	$4,610,769	$4,724,003	$3,822,647	$3,651,529
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.32	%(C)	0.33%	0.32%	0.32%	0.32%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.22%		0.22%	0.22%	0.22%	0.22%	0.22%	0.32%		0.33%	0.32%	0.32%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.74	%(C)	1.69%	1.53%	1.59%	1.87%	1.68%	1.65	%(C)	1.53%	1.35%	1.36%	1.64%	1.50%
Portfolio Turnover Rate	3	%(B)	6%	5%	5%	4%	5%	7	%(B)	6%	10%	10%	10%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio							U.S. Micro Cap Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$33.80		$35.02	$36.48	$30.14	$30.84	$31.38	$20.78		$21.88	$22.76	$18.58	$19.00	$20.10

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.38	0.39	0.35	0.34	0.35	0.10		0.20	0.17	0.16	0.16	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.25)		(0.05)	(0.08)	7.17	0.77	0.33	(4.37)		(0.26)	0.12	5.12	0.60	0.02

Total from Investment Operations	(6.05)		0.33	0.31	7.52	1.11	0.68	(4.27)		(0.06)	0.29	5.28	0.76	0.18

Less Distributions:
Net Investment Income	(0.18)		(0.35)	(0.37)	(0.35)	(0.35)	(0.33)	(0.09)		(0.18)	(0.16)	(0.16)	(0.16)	(0.16)
Net Realized Gains	(0.81)		(1.20)	(1.40)	(0.83)	(1.46)	(0.89)	(0.43)		(0.86)	(1.01)	(0.94)	(1.02)	(1.12)

Total Distributions	(0.99)		(1.55)	(1.77)	(1.18)	(1.81)	(1.22)	(0.52)		(1.04)	(1.17)	(1.10)	(1.18)	(1.28)

Net Asset Value, End of Period	$26.76		$33.80	$35.02	$36.48	$30.14	$30.84	$15.99		$20.78	$21.88	$22.76	$18.58	$19.00

Total Return	(18.47	%)(B)	1.41%	0.77%	25.21%	3.89%	2.34%	(21.09	%)(B)	0.24%	1.29%	28.91%	4.32%	1.11%

Net Assets, End of Period (thousands)	$13,012,080		$17,392,495	$17,303,451	$16,931,787	$12,977,199	$10,616,542	$4,887,780		$6,351,299	$6,478,316	$6,306,730	$5,128,323	$5,007,091
Ratio of Expenses to Average Net Assets	0.37	%(C)	0.37%	0.37%	0.37%	0.37%	0.37%	0.52	%(C)	0.53%	0.52%	0.52%	0.52%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.37	%(C)	0.37%	0.37%	0.37%	0.37%	0.37%	0.52	%(C)	0.53%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.26	%(C)	1.13%	1.06%	1.04%	1.16%	1.10%	1.07	%(C)	0.98%	0.74%	0.75%	0.88%	0.82%
Portfolio Turnover Rate	2	%(B)	8%	13%	14%	10%	11%	7	%(B)	15%	19%	15%	15%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio						DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 Ʊ to Oct 31, 2017		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$13.51		$11.85	$10.93	$10.00		$41.90		$34.14	$34.99	$34.32	$33.04	$32.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.22	0.19	0.07		0.70		0.52 **	1.60	0.84	1.09	0.90
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.34)		1.64	0.89	0.91		(7.85)		8.09 **	(0.69)	1.12	1.18	0.95

Total from Investment Operations	(0.22)		1.86	1.08	0.98		(7.15)		8.61	0.91	1.96	2.27	1.85

Less Distributions:
Net Investment Income	(0.11)		(0.20)	(0.16)	(0.05)		(0.60)		(0.85)	(1.65)	(0.98)	(0.99)	(1.05)
Net Realized Gains	—		—	—	—		(0.06)		—	(0.11)	(0.31)	—	—

Total Distributions	(0.11)		(0.20)	(0.16)	(0.05)		(0.66)		(0.85)	(1.76)	(1.29)	(0.99)	(1.05)

Net Asset Value, End of Period	$13.18		$13.51	$11.85	$10.93		$34.09		$41.90	$34.14	$34.99	$34.32	$33.04

Total Return	(1.65	%)(B)	15.88%	9.88%	9.84	%(B)	(17.21	%)(B)	25.64%	2.63%	5.86%	6.89%	5.89%

Net Assets, End of Period (thousands)	$2,373,045		$1,703,302	$722,728	$141,073		$8,618,959		$10,671,437	$8,577,658	$8,281,176	$7,260,180	$6,553,192
Ratio of Expenses to Average Net Assets	0.25	%(C)	0.25%	0.25%	0.23	%(C)(E)	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.24	%(C)	0.25%	0.27%	0.35	%(C)(E)	0.20	%(C)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.76	%(C)	1.73%	1.58%	1.45	%(C)(E)	3.66	%(C)	1.38%**	4.66%	2.43%	3.15%	2.75%
Portfolio Turnover Rate	0	%(B)	4%	7%	0	%(B)	3	%(B)	3%	3%	1%	3%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one invests all of its assets in a corresponding series (the “Feeder Fund”). The Feeder Fund invests all of its assets in a corresponding series (the “Master Fund”) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2020, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 04/30/20
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	85%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund is included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that

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are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

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Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.18	%*
U.S. Large Cap Equity Portfolio	0.14	%*
U.S. Large Cap Value Portfolio	0.24	%*
U.S. Targeted Value Portfolio	0.34	%*
U.S. Small Cap Value Portfolio	0.49	%*
U.S. Core Equity 1 Portfolio	0.16	%*
U.S. Core Equity 2 Portfolio	0.19	%*
U.S. Vector Equity Portfolio	0.29	%*
U.S. Small Cap Portfolio	0.34	%*
U.S. Micro Cap Portfolio	0.49	%*
U.S. High Relative Profitability Portfolio	0.20%
DFA Real Estate Securities Portfolio	0.17%

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
Enhanced U.S. Large Company Portfolio	0.20%	0.12%
U.S. Large Cap Equity Portfolio	0.15%	0.12%
U.S. Large Cap Value Portfolio	0.25%	0.23%
U.S. Targeted Value Portfolio	0.35%	0.33%
U.S. Small Cap Value Portfolio	0.50%	0.48%
U.S. Core Equity 1 Portfolio	0.17%	0.14%
U.S. Core Equity 2 Portfolio	0.20%	0.17%
U.S. Vector Equity Portfolio	0.30%	0.28%
U.S. Small Cap Portfolio	0.35%	0.33%
U.S. Micro Cap Portfolio	0.50%	0.48%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. During the six months ended April 30, 2020, the non-Feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Portfolio in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

70

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$4	$161	$940
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.23%	—	11,908	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	78	(70)	115
DFA Real Estate Securities Portfolio (1)	0.18%	—	—	750	3,479
Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Enhanced U.S. Large Company Portfolio became effective on April 3, 2017.

(2)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$8
U.S. Large Cap Equity Portfolio	3
U.S. Large Cap Value Portfolio	405
U.S. Targeted Value Portfolio	146
U.S. Small Cap Value Portfolio	373
U.S. Core Equity 1 Portfolio	182
U.S. Core Equity 2 Portfolio	271
U.S. Vector Equity Portfolio	90
U.S. Small Cap Portfolio	237
U.S. Micro Cap Portfolio	169
U.S. High Relative Profitability Portfolio	(13)
DFA Real Estate Securities Portfolio	136

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$55,997	$54,148	$119,379	$136,265
U.S. Large Cap Equity Portfolio	—	—	193,715	204,914
U.S. Targeted Value Portfolio	—	—	1,135,519	820,964
U.S. Small Cap Value Portfolio	—	—	1,427,380	1,491,169
U.S. Core Equity 1 Portfolio	—	—	372,458	1,432,605
U.S. Core Equity 2 Portfolio	—	—	717,325	1,408,113
U.S. Vector Equity Portfolio	—	—	275,091	507,853
U.S. Small Cap Portfolio	—	—	273,387	1,446,024
U.S. Micro Cap Portfolio	—	—	378,999	400,277
U.S. High Relative Profitability Portfolio	—	—	688,401	3,766
DFA Real Estate Securities Portfolio	—	—	340,227	382,670

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

72

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$1,289	$6,306	$7,012	—	—	$583	50	$54	—

Total	$1,289	$6,306	$7,012	—	—	$583	50	$54	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$19,728	$64,361	$74,419	$(3)	—	$9,667	835	$574	—

Total	$19,728	$64,361	$74,419	$(3)	—	$9,667	835	$574	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$825,426	$1,269,810	$1,716,261	$(110)	$(38)	$378,827	32,739	$16,564	—

Total	$825,426	$1,269,810	$1,716,261	$(110)	$(38)	$378,827	32,739	$16,564	—

U.S. Small Cap Value Portfolio
DFA Short Term Investment Fund	$1,062,351	$1,234,399	$2,000,157	$89	$(47)	$296,635	25,636	$21,802	—

Total	$1,062,351	$1,234,399	$2,000,157	$89	$(47)	$296,635	25,636	$21,802	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$1,249,641	$2,056,452	$2,801,605	$(212)	$(54)	$504,222	43,576	$23,451	—

Total	$1,249,641	$2,056,452	$2,801,605	$(212)	$(54)	$504,222	43,576	$23,451	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$1,381,742	$2,248,869	$2,848,115	$(285)	$(35)	$782,176	67,598	$27,541	—

Total	$1,381,742	$2,248,869	$2,848,115	$(285)	$(35)	$782,176	67,598	$27,541	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$287,323	$378,611	$581,136	—	$(11)	$84,787	7,328	$5,925	—

Total	$287,323	$378,611	$581,136	—	$(11)	$84,787	7,328	$5,925	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$1,964,506	$1,478,464	$2,798,826	$(56)	$(96)	$643,992	55,656	$36,475	—

Total	$1,964,506	$1,478,464	$2,798,826	$(56)	$(96)	$643,992	55,656	$36,475	—

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	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$617,024	$713,598	$1,144,959	$39	$(23)	$185,679	16,047	$12,505	—

Total	$617,024	$713,598	$1,144,959	$39	$(23)	$185,679	16,047	$12,505	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$10,056	$43,775	$49,508	$(6)	—	$4,317	373	—	—

Total	$10,056	$43,775	$49,508	$(6)	—	$4,317	373	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$317,149	$1,013,079	$1,209,926	$(43)	$10	$120,269	10,394	$5,513	—

Total	$317,149	$1,013,079	$1,209,926	$(43)	$10	$120,269	10,394	$5,513	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2018	$25,719	$29,522	—	$55,241
2019	12,487	8,470	—	20,957
U.S. Large Cap Equity Portfolio
2018	22,154	—	—	22,154
2019	27,531	—	—	27,531

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Cap Value Portfolio
2018	$514,712	$1,084,643	—	$1,599,355
2019	527,139	1,212,148	—	1,739,287
U.S. Targeted Value Portfolio
2018	150,659	435,624	—	586,283
2019	165,860	393,406	—	559,266
U.S. Small Cap Value Portfolio
2018	181,057	653,833	—	834,890
2019	168,204	769,928	—	938,132
U.S. Core Equity 1 Portfolio
2018	344,039	116,824	—	460,863
2019	423,200	148,232	—	571,432
U.S. Core Equity 2 Portfolio
2018	362,649	214,753	—	577,402
2019	443,069	263,127	—	706,196
U.S. Vector Equity Portfolio
2018	61,316	164,690	—	226,006
2019	66,053	105,741	—	171,794
U.S. Small Cap Portfolio
2018	220,415	608,203	—	828,618
2019	215,050	555,233	—	770,283
U.S. Micro Cap Portfolio
2018	68,087	260,436	—	328,523
2019	56,095	254,341	—	310,436
U.S. High Relative Profitability Portfolio
2018	5,717	—	—	5,717
2019	18,698	—	—	18,698
DFA Real Estate Securities Portfolio
2018	419,917	19,701	—	439,618
2019	212,725	—	—	212,725

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(2,188)	$(2,801)	$(4,989)
U.S. Large Cap Equity Portfolio	(1,297)	—	(1,297)
U.S. Large Cap Value Portfolio	(55,934)	(15,874)	(71,808)
U.S. Targeted Value Portfolio	(15,687)	(16,871)	(32,558)
U.S. Small Cap Value Portfolio	(19,705)	(18,560)	(38,265)
U.S. Core Equity 1 Portfolio	(39,604)	(5,829)	(45,433)
U.S. Core Equity 2 Portfolio	(40,460)	(13,419)	(53,879)

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Vector Equity Portfolio	$(6,880)	$(3,088)	$(9,968)
U.S. Small Cap Portfolio	(13,502)	(29,688)	(43,190)
U.S. Micro Cap Portfolio	(6,360)	(7,123)	(13,483)
U.S. High Relative Profitability Portfolio	(478)	—	(478)
DFA Real Estate Securities Portfolio	—	—	—

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$15,296	$18,584	—	$(175)	$33,705
U.S. Large Cap Equity Portfolio	1,188	2,825	—	469,466	473,479
U.S. Large Cap Value Portfolio	—	559,414	—	6,642,496	7,201,910
U.S. Targeted Value Portfolio	5,798	273,128	—	1,107,339	1,386,265
U.S. Small Cap Value Portfolio	24,067	231,558	—	2,221,941	2,477,566
U.S. Core Equity 1 Portfolio	—	447,398	—	9,383,890	9,831,288
U.S. Core Equity 2 Portfolio	—	609,730	—	9,643,827	10,253,557
U.S. Vector Equity Portfolio	—	81,241	—	1,572,085	1,653,326
U.S. Small Cap Portfolio	—	411,119	—	3,316,376	3,727,495
U.S. Micro Cap Portfolio	1,147	131,977	—	1,965,123	2,098,247
U.S. High Relative Profitability Portfolio	1,613	—	$(8,733)	182,830	175,710
DFA Real Estate Securities Portfolio	62,157	14,210	—	3,822,162	3,898,529

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Enhanced U.S. Large Company Portfolio	—	—
U.S. Large Cap Equity Portfolio	—	—
U.S. Large Cap Value Portfolio	—	—
U.S. Targeted Value Portfolio	—	—
U.S. Small Cap Value Portfolio	—	—
U.S. Core Equity 1 Portfolio	—	—
U.S. Core Equity 2 Portfolio	—	—
U.S. Vector Equity Portfolio	—	—
U.S. Small Cap Portfolio	—	—
U.S. Micro Cap Portfolio	—	—
U.S. High Relative Profitability Portfolio	$8,733	$8,733
DFA Real Estate Securities Portfolio	—	—

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During the year ended October 31, 2019, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

U.S. Large Cap Equity Portfolio	$7,156

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$342,455	$1,274	$(4,160)	$(2,886)
U.S. Large Cap Equity Portfolio	1,271,441	480,586	(37,576)	443,010
U.S. Large Cap Value Portfolio	17,437,526	2,123,786	—	2,123,786
U.S. Targeted Value Portfolio	10,662,370	2,469,348	(808,083)	1,661,265
U.S. Small Cap Value Portfolio	13,647,436	3,818,348	(1,061,398)	2,756,950
U.S. Core Equity 1 Portfolio	18,583,845	10,164,122	(947,561)	9,216,561
U.S. Core Equity 2 Portfolio	19,532,576	10,837,114	(1,127,851)	9,709,263
U.S. Vector Equity Portfolio	3,496,326	1,884,785	(269,503)	1,615,282
U.S. Small Cap Portfolio	16,897,268	5,298,146	(1,311,739)	3,986,407
U.S. Micro Cap Portfolio	5,393,682	2,444,454	(393,914)	2,050,540
U.S. High Relative Profitability Portfolio	1,057,846	140,742	(25,462)	115,280
DFA Real Estate Securities Portfolio	6,910,377	3,224,687	(259,941)	2,964,746

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

77

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(Unaudited)
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$6,284	335	$18,052	831
Shares Issued in Lieu of Cash Distributions	1,554	72	2,513	123
Shares Redeemed	(15,469)	(716)	(10,271)	(467)

Net Increase (Decrease) — Class R1 Shares	$(7,631)	(309)	$10,294	487

Class R2 Shares
Shares Issued	$4,867	278	$16,359	740
Shares Issued in Lieu of Cash Distributions	2,063	94	5,135	253
Shares Redeemed	(26,018)	(1,227)	(51,887)	(2,355)

Net Increase (Decrease) — Class R2 Shares	$(19,088)	(855)	$(30,393)	(1,362)

Institutional Class Shares
Shares Issued	$2,076,573	126,316	$2,603,398	119,873
Shares Issued in Lieu of Cash Distributions	329,560	15,281	522,401	25,501
Shares Redeemed	(1,869,271)	(106,371)	(2,333,821)	(107,140)

Net Increase (Decrease) — Institutional Class Shares	$536,862	35,226	$791,978	38,234

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

78

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$247,959	$390,090
U.S. Targeted Value Portfolio	—	110,777
U.S. Small Cap Value Portfolio	—	156,555
U.S. Core Equity 1 Portfolio	—	238,968
U.S. Core Equity 2 Portfolio	—	249,096
U.S. Vector Equity Portfolio	—	30,411
U.S. Small Cap Portfolio	—	150,193
U.S. Micro Cap Portfolio	—	61,769
DFA Real Estate Securities Portfolio	—	102,953

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$442	$442	—
U.S. Targeted Value Portfolio	24,202	—	$24,202
U.S. Small Cap Value Portfolio	18,340	—	18,340
U.S. Core Equity 1 Portfolio	49,731	—	49,731

79

	Asset Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (1)	Equity Contracts *,(2)
U.S. Core Equity 2 Portfolio	$50,688	—	$50,688
U.S. Vector Equity Portfolio	7,474	—	7,474
U.S. Small Cap Portfolio	32,018	—	32,018
U.S. Micro Cap Portfolio	12,237	—	12,237
DFA Real Estate Securities Portfolio	20,158	—	20,158

	Liability Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(20,061)	$(1,183)	$(18,878)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$19,019	$4,364	$14,655
U.S. Large Cap Equity Portfolio	170	—	170 *
U.S. Targeted Value Portfolio	(14,522)	—	(14,522)
U.S. Small Cap Value Portfolio	(283)	—	(283)
U.S. Core Equity 1 Portfolio	(32,427)	—	(32,427)
U.S. Core Equity 2 Portfolio	(29,413)	—	(29,413)
U.S. Vector Equity Portfolio	(4,064)	—	(4,064)
U.S. Small Cap Portfolio	(17,109)	—	(17,109)
U.S. Micro Cap Portfolio	(3,987)	—	(3,987)
U.S. High Relative Profitability Portfolio	(256)	—	(256)*
DFA Real Estate Securities Portfolio	(13,233)	—	(13,233)

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(30,166)	$1,799	$(31,965)
U.S. Targeted Value Portfolio	20,902	—	20,902
U.S. Small Cap Value Portfolio	17,884	—	17,884
U.S. Core Equity 1 Portfolio	47,820	—	47,820
U.S. Core Equity 2 Portfolio	48,463	—	48,463
U.S. Vector Equity Portfolio	7,276	—	7,276
U.S. Small Cap Portfolio	26,653	—	26,653
U.S. Micro Cap Portfolio	11,182	—	11,182
DFA Real Estate Securities Portfolio	19,252	—	19,252

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

81

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2020 (amounts in thousands):

			Gross Amounts Not Offset in the Statements of Assets and Liabilities					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments (d)	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
Enhanced U.S. Large Company Portfolio
State Street Bank and Trust	$344	$344	$(344)	—	—	$1,064	$1,064	$(344)	—	$720
Bank of America Corp	94	94	(94)	—	—	95	95	(94)	—	1
Citibank, N.A	4	4	—	—	$4	—	—	—	—	—
JP Morgan New York	—	—	—	—	—	23	23	—	—	23

Total	$442	$442	$(438)	—	$4	$1,182	$1,182	$(438)	—	$744

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2021.

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For the six months ended April 30, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
U.S. Large Cap Equity Portfolio	1.49%	$14,634	11	$8	$88,507	—
U.S. Vector Equity Portfolio	1.84%	3,461	1	—	3,461	—
U.S. High Relative Profitability Portfolio	2.30%	706	1	—	706	—
DFA Real Estate Securities Portfolio	0.89%	14,124	2	1	24,107	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2020.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$20,199	$16,881	$(11,531)
U.S. Targeted Value Portfolio	149,794	127,237	(36,776)
U.S. Small Cap Value Portfolio	151,815	154,471	4,632
U.S. Core Equity 1 Portfolio	29,313	142,026	(43,353)
U.S. Core Equity 2 Portfolio	44,753	113,168	(10,154)
U.S. Vector Equity Portfolio	22,861	113,569	(21,933)
U.S. Small Cap Portfolio	35,736	175,695	(155,515)
U.S. Micro Cap Portfolio	108,071	18,109	(5,414)
U.S. High Relative Profitability Portfolio	34,185	1,326	(62)
DFA Real Estate Securities Portfolio	2,128	4,875	353

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K. Securities Lending:

As of April 30, 2020, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$13,080
U.S. Targeted Value Portfolio	400,411
U.S. Small Cap Value Portfolio	415,792
U.S. Core Equity 1 Portfolio	633,461
U.S. Core Equity 2 Portfolio	813,211
U.S. Vector Equity Portfolio	113,872
U.S. Small Cap Portfolio	779,249
U.S. Micro Cap Portfolio	187,182
U.S. High Relative Profitability Portfolio	6,384
DFA Real Estate Securities Portfolio	123,283

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

84

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio
Bonds	$582	—	—	—	$582
U.S. Large Cap Equity Portfolio
Common Stocks	9,672	—	—	—	9,672
U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	379,007	—	—	—	379,007
U.S. Small Cap Value Portfolio
Common Stocks, Preferred Stocks	296,542	—	—	—	296,542
U.S. Core Equity 1 Portfolio
Common Stocks, Preferred Stocks	504,474	—	—	—	504,474
U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	782,420	—	—	—	782,420
U.S. Vector Equity Portfolio
Common Stocks, Preferred Stocks	84,817	—	—	—	84,817
U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	644,286	—	—	—	644,286
U.S. Micro Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	185,645	—	—	—	185,645
U.S. High Relative Profitability Portfolio
Common Stocks	4,327	—	—	—	4,327
DFA Real Estate Securities Portfolio
Common Stocks	120,394	—	—	—	120,394

85

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

O. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	3	68%
U.S. Large Cap Equity Portfolio-Institutional Class	4	84%
U.S. Large Cap Value Portfolio-Institutional Class	3	68%
U.S. Targeted Value Portfolio-Class R1	4	82%
U.S. Targeted Value Portfolio-Class R2	6	88%
U.S. Targeted Value Portfolio-Institutional Class	3	58%

86

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Small Cap Value Portfolio-Institutional Class	4	72%
U.S. Core Equity 1 Portfolio-Institutional Class	4	74%
U.S. Core Equity 2 Portfolio-Institutional Class	5	81%
U.S. Vector Equity Portfolio-Institutional Class	4	78%
U.S. Small Cap Portfolio-Institutional Class	3	55%
U.S. Micro Cap Portfolio-Institutional Class	4	76%
U.S. High Relative Profitability Portfolio-Institutional Class	3	87%
DFA Real Estate Securities Portfolio-Institutional Class	4	70%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.

87

Litigation counsel to The U.S. Large Cap Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

The U.S. Large Cap Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

88

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
Enhanced U.S. Large Company Portfolio
December 17, 2019	79%	0%	21%
U.S. Small Cap Value Portfolio
December 17, 2019	71%	0%	29%
U.S. High Relative Profitability Portfolio
December 17, 2019	98%	0%	2%
DFA Real Estate Securities Portfolio
December 16, 2019	0%	0%	100%
March 30, 2020	16%	0%	84%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

89

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$794.40	0.33%	$1.47

90

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.22	0.33%	$1.66

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Corporate	30.8%
Government	34.2%
Foreign Corporate	18.6%
Foreign Government	12.5%
Supranational	3.9%

100.0%

92

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face
			Amount^	Value†
			(000)
BONDS — (58.1%)
AUSTRALIA — (1.5%)
Australia & New Zealand Banking Group, Ltd.
(r)	2.553%, 11/23/21		2,000	$2,000,393
Commonwealth Bank of Australia
	2.400%, 11/02/20		1,746	1,757,186
Macquarie Group, Ltd.
Ω	6.250%, 01/14/21		4,842	4,986,129
National Australia Bank, Ltd.
	2.125%, 05/22/20		745	745,483
	2.625%, 07/23/20		4,052	4,067,859
Westpac Banking Corp.
	2.100%, 05/13/21		1,000	1,009,318

TOTAL AUSTRALIA				14,566,368

BELGIUM — (1.9%)
Dexia Credit Local SA
	0.200%, 03/16/21	EUR	16,250	17,857,844

CANADA — (10.1%)
Bank of Montreal
(r)	2.428%, 08/27/21		12,203	12,225,582
Canada Housing Trust No 1
	1.450%, 06/15/20	CAD	2,500	1,798,664
CPPIB Capital, Inc.
	1.400%, 06/04/20	CAD	6,000	4,314,379
Province of Alberta Canada
	1.250%, 06/01/20	CAD	14,000	10,064,974
Province of Ontario Canada
	4.200%, 06/02/20	CAD	30,347	21,872,645
Royal Bank of Canada
	1.920%, 07/17/20	CAD	5,000	3,597,543
	2.030%, 03/15/21	CAD	20,000	14,483,853
Toronto-Dominion Bank (The)
	2.563%, 06/24/20	CAD	39,000	28,088,013

TOTAL CANADA				96,445,653

DENMARK — (0.6%)
Danske Bank A.S.
Ω	2.800%, 03/10/21		5,400	5,453,888

FRANCE — (3.3%)
Agence Francaise de Developpement
	0.125%, 03/31/21	EUR	18,000	19,781,904
BNP Paribas SA
	2.375%, 05/21/20		2,720	2,721,752

			Face
			Amount^	Value†
			(000)
FRANCE — (Continued)
BPCE SA
	2.650%, 02/03/21		330	$332,564
Credit Agricole SA
	2.750%, 06/10/20		1,000	1,001,148
Sanofi
	0.875%, 09/22/21	EUR	5,000	5,521,482
Societe Generale SA
	2.625%, 09/16/20		2,000	2,008,704

TOTAL FRANCE				31,367,554

GERMANY — (1.2%)
BMW US Capital LLC
Ω	2.000%, 04/11/21		3,000	2,984,244
Daimler Finance North America LLC
Ω	2.700%, 08/03/20		3,060	3,054,001
Deutsche Bahn Finance GMBH
	4.375%, 09/23/21	EUR	175	203,264
Deutsche Bank AG
	2.950%, 08/20/20		2,463	2,461,345
Siemens Financieringsmaatschappij NV
	2.900%, 05/27/22		1,000	1,036,995
Volkswagen Group of America Finance LLC
	2.400%, 05/22/20		2,000	2,001,177

TOTAL GERMANY				11,741,026

JAPAN — (3.3%)
American Honda Finance Corp.
#(r)	1.923%, 02/12/21		6,000	5,951,308
	1.950%, 05/20/22		500	499,659
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		513	520,942
(r)	1.833%, 09/13/21		2,500	2,496,200
Mizuho Financial Group, Inc.
	2.632%, 04/12/21		2,000	2,028,143
Sumitomo Mitsui Banking Corp.
	2.650%, 07/23/20		2,250	2,258,640
Sumitomo Mitsui Financial Group, Inc.
(r)	2.275%, 10/19/21		3,520	3,521,328

93

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
JAPAN — (Continued)
Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	2,000	$2,175,617
Toyota Motor Credit Corp.
(r)	1.591%, 04/13/21		12,000	11,935,860

TOTAL JAPAN				31,387,697

NETHERLANDS — (0.7%)
Nederlandse Waterschapsbank NV
(r)Ω	0.811%, 12/15/21		5,000	4,997,795
Shell International Finance BV
	1.875%, 05/10/21		1,263	1,267,996

TOTAL NETHERLANDS				6,265,791

SINGAPORE — (0.2%)
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	2,000	2,204,911

SPAIN — (1.5%)
Santander UK Group Holdings P.L.C
	2.875%, 10/16/20		4,000	4,023,073
	3.125%, 01/08/21		1,808	1,824,777
Telefonica Emisiones SA
	5.462%, 02/16/21		8,000	8,239,428

TOTAL SPAIN				14,087,278

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.5%)
Council Of Europe Development Bank
	3.000%, 07/13/20	EUR	2,000	2,205,393
European Stability Mechanism Treasury Bill
	(5.580%), 05/07/20	EUR	28,000	30,684,402

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				32,889,795

SWEDEN — (2.7%)
Kommuninvest I Sverige AB
	1.000%, 09/15/21	SEK	250,000	25,927,219

SWITZERLAND — (0.5%)
Credit Suisse AG
	3.000%, 10/29/21		1,500	1,535,519
Nestle Finance International, Ltd.
	2.125%, 09/10/21	EUR	2,875	3,234,146

TOTAL SWITZERLAND				4,769,665

		Face
		Amount^	Value†
		(000)
UNITED KINGDOM — (1.5%)
Barclays P.L.C.
	2.875%, 06/08/20	5,000	$5,005,211
	3.250%, 01/12/21	1,085	1,092,801
HSBC USA, Inc.
	2.750%, 08/07/20	6,725	6,752,232
Lloyds Banking Group P.L.C
	3.100%, 07/06/21	1,000	1,011,147

TOTAL UNITED KINGDOM			13,861,391

UNITED STATES — (25.6%)
AbbVie, Inc.
	2.500%, 05/14/20	11,317	11,321,187
Aircastle, Ltd.
	5.125%, 03/15/21	5,000	4,884,282
Allergan, Inc.
	3.375%, 09/15/20	1,570	1,572,846
American Express Credit Corp.
	2.600%, 09/14/20	1,600	1,607,192
American International Group, Inc.
	3.375%, 08/15/20	3,470	3,489,682
	6.400%, 12/15/20	7,000	7,215,471
Amgen, Inc.
	2.200%, 05/11/20	9,990	9,992,497
Anthem, Inc.
	4.350%, 08/15/20	1,128	1,137,500
	2.500%, 11/21/20	11,352	11,435,231
Aon Corp.
	5.000%, 09/30/20	1,000	1,013,633
Aon P.L.C
	2.800%, 03/15/21	3,380	3,417,160
AutoZone, Inc.
	2.500%, 04/15/21	2,045	2,060,200
Bank of America Corp.
	2.625%, 10/19/20	1,010	1,016,863
Best Buy Co., Inc.
	5.500%, 03/15/21	6,000	6,084,581
Bristol-Myers Squibb Co.
Ω	2.875%, 02/19/21	7,000	7,105,024
Cardinal Health, Inc.
	4.625%, 12/15/20	5,150	5,233,384
Caterpillar Financial Services Corp.
(r)	1.872%, 05/15/20	5,000	4,999,891
(r)	0.971%, 03/15/21	3,000	2,989,567
(r)	1.279%, 09/07/21	1,800	1,779,842
Citigroup, Inc.
	2.650%, 10/26/20	2,575	2,592,982
	2.700%, 03/30/21	2,234	2,264,497
Citizens Bank NA
	2.550%, 05/13/21	8,000	8,082,060

94

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Comcast Corp.
(r)	1.873%, 10/01/21	1,800	$1,796,881
Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20	2,000	2,009,970
Enterprise Products Operating LLC
	5.200%, 09/01/20	3,839	3,877,129
Eversource Energy
	2.500%, 03/15/21	4,050	4,083,226
Exelon Corp.
	2.850%, 06/15/20	1,205	1,205,675
Exelon Generation Co. LLC
	4.000%, 10/01/20	2,050	2,057,720
Fifth Third Bancorp
	2.875%, 07/27/20	1,250	1,253,050
GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20	3,000	3,003,581
General Electric Co.
	4.375%, 09/16/20	7,000	7,051,664
General Motors Financial Co., Inc.
	4.200%, 03/01/21	500	496,581
Goldman Sachs Group, Inc. (The)
	6.000%, 06/15/20	6,320	6,353,686
Harley-Davidson Financial Services, Inc.
	2.400%, 06/15/20	2,600	2,599,798
Ω	2.850%, 01/15/21	6,000	5,980,648
Hewlett Packard Enterprise Co.
	3.600%, 10/15/20	12,000	12,075,720
Huntington National Bank
	2.875%, 08/20/20	2,000	2,008,098
Integrys Holding, Inc.
	4.170%, 11/01/20	4,060	4,089,325
Intercontinental Exchange, Inc.
#	2.750%, 12/01/20	2,229	2,246,676
JPMorgan Chase & Co.
	4.350%, 08/15/21	750	779,685
Keurig Dr Pepper, Inc.
	3.200%, 11/15/21	630	642,624
KeyCorp
	2.900%, 09/15/20	3,128	3,145,922
Kraft Heinz Foods Co.
	2.800%, 07/02/20	1,909	1,905,340
Kroger Co. (The)
	2.950%, 11/01/21	2,334	2,390,755
LG&E & KU Energy LLC
	3.750%, 11/15/20	1,244	1,250,787

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Liberty Mutual Group, Inc.
	5.000%, 06/01/21		980	$1,010,519
LyondellBasell Industries NV
	6.000%, 11/15/21		5,000	5,256,120
Marriott International, Inc.
	2.875%, 03/01/21		600	588,266
Marsh & McLennan Cos. Inc.
	4.800%, 07/15/21		1,526	1,577,564
Mylan N.V.
	3.150%, 06/15/21		1,214	1,221,234
National Rural Utilities
Cooperative Finance Corp.
(r)	1.750%, 06/30/21		1,800	1,780,374
NBCUniversal Enterprise, Inc.
(r)Ω	1.833%, 04/01/21		1,500	1,500,121
NetApp, Inc.
	3.375%, 06/15/21		4,880	4,968,550
Philip Morris International, Inc.
	2.900%, 11/15/21		5,159	5,302,649
PNC Bank NA
	2.300%, 06/01/20		2,000	2,000,000
	2.600%, 07/21/20		4,116	4,125,660
Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	1,153	1,297,587
Roper Technologies, Inc.
	3.000%, 12/15/20		5,070	5,109,556
Sempra Energy
	2.850%, 11/15/20		6,000	6,047,083
Southern Power Co.
	2.375%, 06/01/20		1,645	1,646,497
UnitedHealth Group, Inc.
	2.125%, 03/15/21		2,905	2,935,523
Walmart, Inc.
#	2.850%, 06/23/20		12,858	12,902,770
Wells Fargo & Co.
	2.550%, 12/07/20		1,450	1,461,466
	4.600%, 04/01/21		3,400	3,508,485
#(r)	2.016%, 07/26/21		3,000	2,996,839
Xcel Energy, Inc.
	2.400%, 03/15/21		2,622	2,642,778

TOTAL UNITED STATES				243,479,754

TOTAL BONDS				552,305,834

U.S. TREASURY OBLIGATIONS — (30.3%)
U.S. Treasury Bills
	0.170%, 07/14/20		15,000	14,997,379
	0.190%, 09/08/20		10,000	9,995,125
	0.160%, 10/01/20		15,000	14,992,828
U.S. Treasury Notes
	1.625%, 07/31/20		8,000	8,030,484
(r)~«	0.240%, 01/31/21		22,000	22,016,377

95

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
(r)~«	0.264%, 04/30/21	187,000	$187,187,039
(r)	0.279%, 01/31/22	30,000	30,039,402

TOTAL U.S. TREASURY OBLIGATIONS			287,258,634

TOTAL INVESTMENT SECURITIES (Cost $845,109,542)			839,564,468

COMMERCIAL PAPER — (11.4%)
Ω	Airbus Group Finance
	1.137%, 05/26/20	7,000	6,998,999
Ω	Astrazeneca P.L.C
	2.000%, 10/28/20	3,000	2,978,868
Ω	AT&T, Inc.
	1.400%, 08/03/20	5,000	4,981,722
Ω	Bayer Corp.
	2.450%, 09/01/20	3,200	3,179,058
Ω	Caisse Des Depots Et
	1.640%, 05/12/20	30,000	29,998,690
Ω	DBS Bank, Ltd.
	1.660%, 05/12/20	30,000	29,998,160
Ω	Dupont De Nemours, Inc.
	1.300%, 07/07/20	4,500	4,489,113

		Face
		Amount^	Value†
		(000)
Ω	Emerson Electric Co.
	1.017%, 08/06/20	4,500	$4,489,159
Ω	Honeywell International
	1.018%, 09/18/20	8,000	7,982,140
Ω	Parker-Hannifin Corp.
	1.330%, 06/22/20	3,000	2,998,233
Ω	Walgreens Boots
	1.150%, 06/23/20	3,500	3,491,548
Ù	Walt Disney Co.
	1.400%, 05/27/20	7,000	6,998,745

TOTAL COMMERCIAL PAPER			108,584,435

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	171,416	1,983,454

TOTAL INVESTMENTS — (100.0%) (Cost $955,609,062)			$950,132,357

As of April 30, 2020, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	84,873,212	EUR	77,867,718	State Street Bank And Trust	06/09/20	$(516,139)
USD	37,981,150	CAD	53,370,306	JP Morgan New York	06/23/20	(365,275)
USD	25,530,339	SEK	255,519,772	State Street Bank And Trust	07/14/20	(679,026)
USD	46,629,305	CAD	65,559,791	State Street Bank And Trust	07/24/20	(479,414)

Total (Depreciation)						$(2,039,854)

As of April 30, 2020, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	154	07/14/20	$2,655,977	$2,464,000	$(191,977)
CBOT Soybean Futures	61	07/14/20	2,671,209	2,608,512	(62,697)
CBOT Soybean Meal Futures	56	07/14/20	1,735,287	1,652,560	(82,727)
CBOT Soybean Oil Futures	71	07/14/20	1,165,538	1,133,160	(32,378)

96

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
COMEX Silver Futures	21	07/29/20	$1,571,287	$1,572,165	$878
Copper Futures	51	07/29/20	2,841,763	2,988,600	146,837
Gasoline Rbob Futures	16	06/30/20	503,352	542,909	39,557
Gold 100 Oz. Futures	44	08/27/20	7,485,859	7,484,400	(1,459)
ICE Brent Crude Oil Futures	52	05/29/20	1,698,515	1,376,960	(321,555)
Kc Hrw Wheat Futures	32	07/14/20	786,316	780,800	(5,516)
Lean Hogs Futures	33	07/15/20	840,625	798,600	(42,025)
Live Cattle Futures	40	08/31/20	1,448,120	1,473,600	25,480
LME Nickel Futures	31	07/13/20	2,118,404	2,266,038	147,634
LME Nickel Futures	26	05/18/20	1,968,087	1,893,528	(74,559)
LME Primary Aluminium Futures	89	07/13/20	3,420,195	3,314,694	(105,501)
LME Primary Aluminium Futures	75	05/18/20	3,312,436	2,750,157	(562,279)
LME Zinc Futures	54	07/13/20	2,544,456	2,616,975	72,519
LME Zinc Futures	46	05/18/20	2,605,780	2,225,238	(380,542)
Low Su Gasoil G Futures	21	07/10/20	675,036	565,950	(109,086)
Natural Gas Futures	188	06/26/20	3,715,933	4,079,600	363,667
Ny Harb Ulsd Futures	13	06/30/20	599,054	482,937	(116,117)
NYBOT CSC ’C’ Coffee Futures	30	07/21/20	1,337,106	1,195,875	(141,231)
NYBOT CTN No. 2 Cotton Futures	22	07/09/20	572,892	630,630	57,738
Sugar #11 Futures	101	06/30/20	1,213,188	1,173,055	(40,133)
Wheat Futures (cbt)	56	07/14/20	1,554,549	1,467,900	(86,649)
Wti Crude Futures	65	08/20/20	1,551,712	1,714,050	162,338

Total			$52,592,676	$51,252,893	$(1,339,783)
Short Position contracts:
LME Nickel Futures	(26)	05/18/20	(1,893,249)	(1,893,528)	(279)
LME Nickel Futures	(14)	07/13/20	(980,553)	(1,023,372)	(42,819)
LME Primary Aluminium Futures	(75)	05/18/20	(3,123,331)	(2,750,157)	373,174
LME Primary Aluminium Futures	(40)	07/13/20	(1,511,045)	(1,489,750)	21,295
LME Zinc Futures	(46)	05/18/20	(2,269,180)	(2,225,238)	43,942
LME Zinc Futures	(24)	07/13/20	(1,124,417)	(1,163,100)	(38,683)

Total			$(10,901,775)	$(10,545,145)	$356,630

Total Futures Contracts			$41,690,901	$40,707,748	$(983,153)

As of April 30, 2020, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	114,018,308	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	06/29/20	—	—	$1,111,596	$1,111,596
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	127,238,243	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	06/30/20	—	—	1,182,623	1,182,623
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	174,137,410	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	06/29/20	—	—	233,599	233,599

97

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citi Custom CIVICS H Total Return Index (4)				3 Month USD UST 13-Week Bill High Discount Rate
	Citibank, N.A.	USD	71,790,061	plus 0.14%	06/29/20	—	—	$60,874	$60,874
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD	129,990,868	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/28/20	—	—	1,708,590	1,708,590
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD	75,446,633	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/28/20	—	—	1,597,006	1,597,006
UBS UBSIB190 Custom Strategy (7)				3 Month USD UST 13-Week Bill High Discount Rate
	UBS AG	USD	257,175,770	plus 0.14%	07/31/20	—	—	5,005,699	5,005,699

Total						—	—	$10,899,987	$10,899,987

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.

(1)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	3.80%	USD $	4,348,394
ICE Gasoil Futures	1.41%		1,611,932
NYMEX Reformulated Gasoline Blend Futures	1.31%		1,497,037
NYMEX NY Harbor ULSD Futures	1.15%		1,308,251
NYMEX Henry Hub Natural Gas Futures	10.01%		11,410,170
NYMEX Light Sweet Crude Oil Futures	4.20%		4,794,005
CBOT Corn Futures	6.06%		6,904,177
KCBT Hard Red Winter Wheat Futures	1.90%		2,171,153
CBOT Soybean Meal Futures	4.03%		4,589,777
CBOT Soybean Oil Futures	2.77%		3,156,408
CBOT Soybean Futures	6.37%		7,262,842
CBOT Wheat Futures	3.62%		4,122,203
CME Lean Hogs Futures	1.94%		2,209,879
CME Live Cattle Futures	3.65%		4,161,771
LME Primary Aluminum Futures	4.44%		5,058,283
COMEX Copper Futures	7.29%		8,306,355
LME Nickel Futures	3.00%		3,422,736
LME Zinc Futures	3.52%		4,017,785
COMEX Gold 100 Troy Oz. Futures	18.36%		20,932,777
COMEX Silver Futures	3.84%		4,374,623
NYBOT CSC ’C’ Coffee Futures	2.94%		3,349,823
NYBOT CSC No. 11 World Sugar Futures	2.86%		3,266,378
NYBOT CTN No. 2 Cotton Futures	1.53%		1,741,549

Total Notional Amount			$114,018,308

98

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(2)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	2.63%	USD $	3,357,563
ICE Gasoil Futures	1.10%		1,409,962
NYMEX Reformulated Gasoline Blend Futures	1.02%		1,300,469
NYMEX NY Harbor ULSD Futures	0.90%		1,139,098
NYMEX Henry Hub Natural Gas Futures	8.26%		10,508,271
NYMEX Light Sweet Crude Oil Futures	2.89%		3,677,637
CBOT Corn Futures	6.24%		7,938,014
KCBT Hard Red Winter Wheat Futures	1.56%		1,982,038
CBOT Soybean Meal Futures	4.94%		6,283,808
CBOT Soybean Oil Futures	2.26%		2,869,643
CBOT Soybean Futures	6.52%		8,290,249
CBOT Wheat Futures	4.43%		5,638,253
CME Lean Hogs Futures	2.19%		2,781,323
CME Live Cattle Futures	2.75%		3,505,151
LME Primary Aluminum Futures	4.55%		5,787,418
COMEX Copper Futures	7.43%		9,448,669
LME Nickel Futures	3.06%		3,899,243
LME Zinc Futures	3.60%		4,579,526
COMEX Gold 100 Troy Oz. Futures	22.48%		28,605,233
COMEX Silver Futures	3.97%		5,045,570
NYBOT CSC ’C’ Coffee Futures	3.01%		3,830,605
NYBOT CSC No. 11 World Sugar Futures	2.34%		2,978,450
NYBOT CTN No. 2 Cotton Futures	1.87%		2,382,050

Total Notional Amount			$127,238,243

(3)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	2.63%	USD $	4,595,138
ICE Gasoil Futures	1.10%		1,929,663
NYMEX Reformulated Gasoline Blend Futures	1.02%		1,779,813
NYMEX NY Harbor ULSD Futures	0.90%		1,558,961
NYMEX Henry Hub Natural Gas Futures	8.26%		14,381,550
NYMEX Light Sweet Crude Oil Futures	2.89%		5,033,189
CBOT Corn Futures	6.24%		10,863,913
KCBT Hard Red Winter Wheat Futures	1.56%		2,712,605
CBOT Soybean Meal Futures	4.94%		8,599,978
CBOT Soybean Oil Futures	2.26%		3,927,374
CBOT Soybean Futures	6.52%		11,345,979
CBOT Wheat Futures	4.43%		7,716,476
CME Lean Hogs Futures	2.19%		3,806,500
CME Live Cattle Futures	2.75%		4,797,126

99

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
LME Primary Aluminum Futures	4.55%	7,920,622
COMEX Copper Futures	7.43%	12,931,386
LME Nickel Futures	3.06%	5,336,478
LME Zinc Futures	3.60%	6,267,509
COMEX Gold 100 Troy Oz. Futures	22.48%	39,148,930
COMEX Silver Futures	3.97%	6,905,334
NYBOT CSC ’C’ Coffee Futures	3.01%	5,242,541
NYBOT CSC No. 11 World Sugar Futures	2.34%	4,076,287
NYBOT CTN No. 2 Cotton Futures	1.87%	3,260,058

Total Notional Amount		$174,137,410

(4)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	3.80%	USD $	2,737,907
ICE Gasoil Futures	1.41%		1,014,931
NYMEX Reformulated Gasoline Blend Futures	1.31%		942,589
NYMEX NY Harbor ULSD Futures	1.15%		823,722
NYMEX Henry Hub Natural Gas Futures	10.01%		7,184,257
NYMEX Light Sweet Crude Oil Futures	4.20%		3,018,479
CBOT Corn Futures	6.06%		4,347,120
KCBT Hard Red Winter Wheat Futures	1.90%		1,367,037
CBOT Soybean Meal Futures	4.03%		2,889,890
CBOT Soybean Oil Futures	2.77%		1,987,389
CBOT Soybean Futures	6.37%		4,572,949
CBOT Wheat Futures	3.62%		2,595,489
CME Lean Hogs Futures	1.94%		1,391,420
CME Live Cattle Futures	3.65%		2,620,402
LME Primary Aluminum Futures	4.44%		3,184,878
COMEX Copper Futures	7.29%		5,229,982
LME Nickel Futures	3.00%		2,155,079
LME Zinc Futures	3.52%		2,529,743
COMEX Gold 100 Troy Oz. Futures	18.36%		13,180,035
COMEX Silver Futures	3.84%		2,754,421
NYBOT CSC ’C’ Coffee Futures	2.94%		2,109,170
NYBOT CSC No. 11 World Sugar Futures	2.86%		2,056,630
NYBOT CTN No. 2 Cotton Futures	1.53%		1,096,542

Total Notional Amount			$71,790,061

(5)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	2.63%	USD $	3,430,201
ICE Gasoil Futures	1.10%		1,440,465
NYMEX Reformulated Gasoline Blend Futures	1.02%		1,328,602
NYMEX NY Harbor ULSD Futures	0.90%		1,163,740
NYMEX Henry Hub Natural Gas Futures	8.26%		10,735,603
NYMEX Light Sweet Crude Oil Futures	2.89%		3,757,197

100

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
CBOT Corn Futures	6.24%	8,109,742
KCBT Hard Red Winter Wheat Futures	1.56%	2,024,917
CBOT Soybean Meal Futures	4.94%	6,419,750
CBOT Soybean Oil Futures	2.26%	2,931,723
CBOT Soybean Futures	6.52%	8,469,597
CBOT Wheat Futures	4.43%	5,760,229
CME Lean Hogs Futures	2.19%	2,841,493
CME Live Cattle Futures	2.75%	3,580,980
LME Primary Aluminum Futures	4.55%	5,912,621
COMEX Copper Futures	7.43%	9,653,078
LME Nickel Futures	3.06%	3,983,598
LME Zinc Futures	3.60%	4,678,598
COMEX Gold 100 Troy Oz. Futures	22.48%	29,224,068
COMEX Silver Futures	3.97%	5,154,724
NYBOT CSC ’C’ Coffee Futures	3.01%	3,913,475
NYBOT CSC No. 11 World Sugar Futures	2.34%	3,042,885
NYBOT CTN No. 2 Cotton Futures	1.87%	2,433,582

Total Notional Amount		$129,990,868

(6)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	3.80%	USD $	2,877,358
ICE Gasoil Futures	1.41%		1,066,626
NYMEX Reformulated Gasoline Blend Futures	1.31%		990,599
NYMEX NY Harbor ULSD Futures	1.15%		865,678
NYMEX Henry Hub Natural Gas Futures	10.01%		7,550,181
NYMEX Light Sweet Crude Oil Futures	4.20%		3,172,223
CBOT Corn Futures	6.06%		4,568,538
KCBT Hard Red Winter Wheat Futures	1.90%		1,436,666
CBOT Soybean Meal Futures	4.03%		3,037,085
CBOT Soybean Oil Futures	2.77%		2,088,615
CBOT Soybean Futures	6.37%		4,805,869
CBOT Wheat Futures	3.62%		2,727,688
CME Lean Hogs Futures	1.94%		1,462,291
CME Live Cattle Futures	3.65%		2,753,870
LME Primary Aluminum Futures	4.44%		3,347,098
COMEX Copper Futures	7.29%		5,496,367
LME Nickel Futures	3.00%		2,264,846
LME Zinc Futures	3.52%		2,658,593
COMEX Gold 100 Troy Oz. Futures	18.36%		13,851,350
COMEX Silver Futures	3.84%		2,894,716
NYBOT CSC ’C’ Coffee Futures	2.94%		2,216,599
NYBOT CSC No. 11 World Sugar Futures	2.86%		2,161,383
NYBOT CTN No. 2 Cotton Futures	1.53%		1,152,394

Total Notional Amount			$75,446,633

101

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(7)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	3.80%	USD $	9,808,085
ICE Gasoil Futures	1.41%		3,635,819
NYMEX Reformulated Gasoline Blend Futures	1.31%		3,376,666
NYMEX NY Harbor ULSD Futures	1.15%		2,950,846
NYMEX Henry Hub Natural Gas Futures	10.01%		25,736,387
NYMEX Light Sweet Crude Oil Futures	4.20%		10,813,192
CBOT Corn Futures	6.06%		15,572,825
KCBT Hard Red Winter Wheat Futures	1.90%		4,897,179
CBOT Soybean Meal Futures	4.03%		10,352,544
CBOT Soybean Oil Futures	2.77%		7,119,485
CBOT Soybean Futures	6.37%		16,381,817
CBOT Wheat Futures	3.62%		9,297,900
CME Lean Hogs Futures	1.94%		4,984,526
CME Live Cattle Futures	3.65%		9,387,147
LME Primary Aluminum Futures	4.44%		11,409,289
COMEX Copper Futures	7.29%		18,735,528
LME Nickel Futures	3.00%		7,720,206
LME Zinc Futures	3.52%		9,062,377
COMEX Gold 100 Troy Oz. Futures	18.36%		47,215,250
COMEX Silver Futures	3.84%		9,867,249
NYBOT CSC ’C’ Coffee Futures	2.94%		7,555,745
NYBOT CSC No. 11 World Sugar Futures	2.86%		7,367,530
NYBOT CTN No. 2 Cotton Futures	1.53%		3,928,178

Total Notional Amount			$257,175,770

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$14,566,368	—	$14,566,368
Belgium	—	17,857,844	—	17,857,844
Canada	—	96,445,653	—	96,445,653
Denmark	—	5,453,888	—	5,453,888
France	—	31,367,554	—	31,367,554
Germany	—	11,741,026	—	11,741,026
Japan	—	31,387,697	—	31,387,697
Netherlands	—	6,265,791	—	6,265,791
Singapore	—	2,204,911	—	2,204,911
Spain	—	14,087,278	—	14,087,278
Supranational Organization Obligations	—	32,889,795	—	32,889,795
Sweden	—	25,927,219	—	25,927,219
Switzerland	—	4,769,665	—	4,769,665
United Kingdom	—	13,861,391	—	13,861,391
United States	—	243,479,754	—	243,479,754
U.S. Treasury Obligations	—	287,258,634	—	287,258,634
Commercial Paper	—	108,584,435	—	108,584,435
Securities Lending Collateral	—	1,983,454	—	1,983,454
Forward Currency Contracts**	—	(2,039,854)	—	(2,039,854)

102

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Futures Contracts**	$(983,153)	—	—	$(983,153)
Swap Agreements**	—	$10,899,987	—	10,899,987

TOTAL	$(983,153)	$958,992,490	—	$958,009,337

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $1,955 of securities on loan)	$948,149
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,983)	1,983
Foreign Currencies at Value	3
Segregated Cash for Swaps Contracts	27,244
Cash	79,773
Receivables:
Dividends and Interest	4,084
Securities Lending Income	1
Fund Shares Sold	10,119
Futures Margin Variation	83
Unrealized Gain on Swap Contracts	10,900
Prepaid Expenses and Other Assets	42

Total Assets	1,082,381

LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,003
Investment Securities Purchased	46,871
Fund Shares Redeemed	5,415
Due to Advisor	239
Due to Broker	533
Unrealized Loss on Forward Currency Contracts	2,040
Accrued Expenses and Other Liabilities	191

Total Liabilities	57,292

NET ASSETS	$1,025,089

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	239,131,113

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$4.29

Investment Securities at Cost	$953,626

Foreign Currencies at Cost	$3

NET ASSETS CONSIST OF:
Paid-In Capital	$1,330,588
Total Distributable Earnings (Loss)	(305,499)

NET ASSETS	$1,025,089

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

DFA Commodity Strategy Portfolio#
Investment Income
Interest	$12,855
Income from Securities Lending	10

Total Investment Income	12,865

Expenses
Investment Management Fees	2,473
Accounting & Transfer Agent Fees	136
Custodian Fees	18
Filing Fees	29
Shareholders’ Reports	54
Directors’/Trustees’ Fees & Expenses	4
Professional Fees	14
Other	11

Total Expenses	2,739

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D)	(481)
Fees Paid Indirectly (Note D)	(9)

Net Expenses	2,249

Net Investment Income (Loss)	10,616

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(3,520)
Futures	(10,378)
Swap Contracts	(311,565)
Foreign Currency Transactions	(71)
Forward Currency Contracts	7,693
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(4,798)
Affiliated Investment Companies Shares	(1)
Futures	(1,666)
Swap Contracts	19,703
Translation of Foreign Currency-Denominated Amounts	(35)
Forward Currency Contracts	587

Net Realized and Unrealized Gain (Loss)	(304,051)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(293,435)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,616	$34,339
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(3,520)	(5,105)
Affiliated Investment Companies Shares Sold	—	1
Futures	(10,378)	(7,871)
Swap Contracts	(311,565)	(121,360)
Foreign Currency Transactions	(71)	22
Forward Currency Contracts	7,693	14,639
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(4,798)	21,976
Affiliated Investment Companies Shares	(1)	—
Futures	(1,666)	4,368
Swap Contracts	19,703	19,967
Translation of Foreign Currency-Denominated Amounts	(35)	17
Forward Currency Contracts	587	(6,022)

Net Increase (Decrease) in Net Assets Resulting from Operations	(293,435)	(45,029)

Distributions:
Institutional Class Shares	(16,600)	(36,041)
Capital Share Transactions (1):
Shares Issued	282,752	637,187
Shares Issued in Lieu of Cash Distributions	15,097	32,129
Shares Redeemed	(541,769)	(1,005,190)

Net Increase (Decrease) from Capital Share Transactions	(243,920)	(335,874)

Total Increase (Decrease) in Net Assets	(553,955)	(416,944)
Net Assets
Beginning of Period	1,579,044	1,995,988

End of Period	$1,025,089	$1,579,044

(1) Shares Issued and Redeemed:
Shares Issued	58,563	116,397
Shares Issued in Lieu of Cash Distributions	2,780	5,930
Shares Redeemed	(111,610)	(184,535)

Net Increase (Decrease) from Shares Issued and Redeemed	(50,267)	(62,208)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period.	$5.46		$5.68	$5.98	$5.88	$5.93	$8.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.04		0.11	0.10	0.07	0.05	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.15)		(0.22)	(0.25)	0.11	(0.07)	(2.05)

Total from Investment Operations	(1.11)		(0.11)	(0.15)	0.18	(0.02)	(2.00)

Less Distributions:
Net Investment Income	(0.06)		(0.11)	(0.15)	(0.08)	(0.03)	(0.06)
Net Realized Gains	—		—	—	—	—	(0.01)

Total Distributions	(0.06)		(0.11)	(0.15)	(0.08)	(0.03)	(0.07)

Net Asset Value, End of Period	$4.29		$5.46	$5.68	$5.98	$5.88	$5.93

Total Return	(20.56	%)(B)	(1.99%)	(2.43%)	3.15%	(0.26%)	(25.16%)

Net Assets, End of Period (thousands)	$1,025,089		$1,579,044	$1,995,988	$1,728,321	$1,598,097	$1,207,071
Ratio of Expenses to Average Net Assets	0.33	%(C)	0.33%	0.32%	0.33%	0.33%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.40	%(C)	0.41%	0.39%	0.39%	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.57	%(C)	1.99%	1.61%	1.17%	0.95%	0.77%
Portfolio Turnover Rate	16	%(B)	38%	78%	102%	159%	124%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 “Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

108

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

109

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of April 30, 2020, the Portfolio held a $241,780,646 investment in the Subsidiary, representing 23.59% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2020, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.29	%*

*	Effective as of February 28, 2020, the management fee payable by the Portfolio was reduced from 0.30% to 0.28%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2021, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of April 30, 2020, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

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The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the six months ended April 30, 2020, approximately $481 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$9

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$19

F. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$116,848	$311,610	$46,393	$341,071

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$5,035	$279,042	$282,093	—	$(1)	$1,983	171	$158	—

Total	$5,035	$279,042	$282,093	—	$(1)	$1,983	171	$158	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2018	$44,438	—	—	$44,438
2019	36,041	—	—	36,041

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(2,815)	—	$(2,815)

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As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$12,263	—	$(7,351)	$(281)	$4,631

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$7,351	$7,351

During the year ended October 31, 2019, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$2,530,838	$2,727	$(839,303)	$(836,576)

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

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At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$422,765	$68,245	$1,293,225

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts
***	Average Notional Value of agreements

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Commodity Futures Contracts *,(1)	Swap Contracts (2)
DFA Commodity Strategy Portfolio	$12,355	$1,455	$10,900

	Liability Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (3)	Commodity Futures Contracts (4)
DFA Commodity Strategy Portfolio	$(4,478)	$(2,040)	$(2,438)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Margin Variation.

(2)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.

(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

(4)	Presented on Consolidated Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$(314,250)	$7,693	$(10,378)	$(311,565)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$18,624	$587	$(1,666)	$19,703

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.

(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.

(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.

(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.

(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2020 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
DFA Commodity Strategy Portfolio
Credit Suisse	$3,306	$3,306	—	$(533)	$2,773	—	—	—	—	—
Bank of America Corp.	2,294	2,294	—	—	2,294	—	—	—	—	—
Citibank, N.A	294	294	—	—	294	—	—	—	—	—
State Street Bank And Trust	—	—	—	—	—	$1,675	$1,675	—	—	$1,675
JP Morgan New York	—	—	—	—	—	365	365	—	—	365
UBS AG	5,006	5,006	—	—	5,006	—	—	—	—	—

Total	$10,900	$10,900	—	(533)	$10,367	$2,040	$2,040	—	—	$2,040

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

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The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2020.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2020.

J. Securities Lending:

As of April 30, 2020, the Portfolio had a security on loan to brokers/dealers, for which the Portfolio received cash collateral.

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions DFA Commodity Strategy Portfolio
Bonds	$2,003	—	—	—	$2,003

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

120

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	4	65%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolio may be adversely affected in the near term and, potentially, beyond.

121

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$967.50	0.08%	$0.39
Hypothetical 5% Annual Return	$1,000.00	$1,024.47	0.08%	$0.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

122

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	10.8%
Consumer Discretionary	10.5%
Consumer Staples	7.4%
Energy	3.0%
Financials	10.6%
Health Care	15.4%
Industrials	7.9%
Information Technology	25.7%
Materials	2.5%
Real Estate	2.9%
Utilities	3.3%

100.0%

123

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (10.8%)
*	Alphabet, Inc., Class A	111,084	$149,596,823	1.7%
*	Alphabet, Inc., Class C	110,811	149,446,363	1.7%
	AT&T, Inc.	2,708,262	82,520,743	0.9%
	Comcast Corp., Class A	1,683,092	63,334,752	0.7%
*	Facebook, Inc., Class A	892,176	182,637,349	2.0%
*	Netflix, Inc.	162,478	68,216,388	0.8%
	Verizon Communications, Inc.	1,533,304	88,088,315	1.0%
	Walt Disney Co. (The)	668,223	72,268,318	0.8%
	Other Securities		114,929,441	1.2%

TOTAL COMMUNICATION SERVICES			971,038,492	10.8%

CONSUMER DISCRETIONARY — (10.4%)
*	Amazon.com, Inc.	154,402	381,990,548	4.3%
	Home Depot, Inc. (The)	404,416	88,902,769	1.0%
	McDonald’s Corp.	279,202	52,367,127	0.6%
	NIKE, Inc., Class B	461,954	40,273,150	0.5%
	Other Securities		374,124,922	4.0%

TOTAL CONSUMER DISCRETIONARY			937,658,516	10.4%

CONSUMER STAPLES — (7.3%)
	Coca-Cola Co. (The)	1,429,593	65,604,023	0.7%
	Costco Wholesale Corp.	163,787	49,627,461	0.5%
	PepsiCo, Inc.	516,974	68,390,491	0.8%
	Philip Morris International, Inc.	576,827	43,031,294	0.5%
	Procter & Gamble Co. (The)	924,558	108,977,652	1.2%
	Walmart, Inc.	525,928	63,926,548	0.7%
	Other Securities		260,460,324	2.9%

TOTAL CONSUMER STAPLES			660,017,793	7.3%

ENERGY — (3.0%)
	Chevron Corp.	701,024	64,494,208	0.7%
	Exxon Mobil Corp.	1,568,644	72,894,887	0.8%
	Other Securities		135,498,162	1.5%

TOTAL ENERGY			272,887,257	3.0%

FINANCIALS — (10.5%)
	Bank of America Corp.	3,001,369	72,182,924	0.8%
*	Berkshire Hathaway, Inc., Class B	725,183	135,870,287	1.5%
	JPMorgan Chase & Co.	1,162,823	111,351,931	1.2%
	Wells Fargo & Co.	1,426,877	41,450,777	0.5%
	Other Securities		588,725,631	6.6%

TOTAL FINANCIALS			949,581,550	10.6%

HEALTH CARE — (15.3%)
	Abbott Laboratories	655,247	60,341,696	0.7%
#	AbbVie, Inc.	548,259	45,066,890	0.5%
	Amgen, Inc.	220,288	52,697,295	0.6%
	Bristol-Myers Squibb Co.	869,085	52,849,059	0.6%

124

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Eli Lilly and Co.	313,245	$48,440,207	0.5%
Johnson & Johnson	975,743	146,400,480	1.6%
Medtronic P.L.C	496,933	48,515,569	0.5%
Merck & Co., Inc.	943,900	74,889,026	0.8%
Pfizer, Inc.	2,051,726	78,704,209	0.9%
Thermo Fisher Scientific, Inc.	148,664	49,754,868	0.6%
UnitedHealth Group, Inc.	351,246	102,728,918	1.1%
Other Securities		614,096,552	6.9%

TOTAL HEALTH CARE		1,374,484,769	15.3%

INDUSTRIALS — (7.9%)
Union Pacific Corp.	257,368	41,124,833	0.5%
Other Securities		668,290,946	7.4%

TOTAL INDUSTRIALS		709,415,779	7.9%

INFORMATION TECHNOLOGY — (25.6%)
Accenture P.L.C., Class A	235,444	43,601,874	0.5%
* Adobe, Inc.	179,468	63,467,063	0.7%
Apple, Inc.	1,548,462	454,938,136	5.1%
Cisco Systems, Inc.	1,572,781	66,654,459	0.7%
Intel Corp.	1,612,723	96,731,126	1.1%
International Business Machines Corp.	328,342	41,226,622	0.5%
Mastercard, Inc., Class A	329,118	90,497,576	1.0%
Microsoft Corp.	2,828,311	506,861,614	5.6%
NVIDIA Corp.	226,893	66,316,286	0.7%
Oracle Corp.	803,196	42,545,292	0.5%
* PayPal Holdings, Inc.	435,321	53,544,483	0.6%
* salesforce.com, Inc.	328,847	53,256,772	0.6%
# Visa, Inc., Class A	634,648	113,424,291	1.3%
Other Securities		608,238,906	6.7%

TOTAL INFORMATION TECHNOLOGY		2,301,304,500	25.6%

MATERIALS — (2.5%)
Other Securities		222,965,482	2.5%

REAL ESTATE — (2.9%)
Other Securities		260,923,465	2.9%

UTILITIES — (3.2%)
NextEra Energy, Inc.	181,209	41,881,024	0.5%
Other Securities		250,474,563	2.8%

TOTAL UTILITIES		292,355,587	3.3%

TOTAL COMMON STOCKS (Cost $3,725,678,900)		8,952,633,190	99.6%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	31,063,089	31,063,089	0.3%

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	2,102,971	$24,333,480	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $3,781,066,618)		$9,008,029,759	100.2%

125

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2020, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	274	06/19/20	$38,703,187	$39,762,880	$1,059,693

Total Futures Contracts			$38,703,187	$39,762,880	$1,059,693

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$971,038,492	—	—	$971,038,492
Consumer Discretionary	937,658,516	—	—	937,658,516
Consumer Staples	660,017,793	—	—	660,017,793
Energy	272,887,257	—	—	272,887,257
Financials	949,581,550	—	—	949,581,550
Health Care	1,374,484,769	—	—	1,374,484,769
Industrials	709,415,779	—	—	709,415,779
Information Technology	2,301,304,500	—	—	2,301,304,500
Materials	222,965,482	—	—	222,965,482
Real Estate	260,923,465	—	—	260,923,465
Utilities	292,355,587	—	—	292,355,587
Temporary Cash Investments	31,063,089	—	—	31,063,089
Securities Lending Collateral	—	$24,333,480	—	24,333,480
Futures Contracts**	1,059,693	—	—	1,059,693

TOTAL	$8,984,755,972	$24,333,480	—	$9,009,089,452

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

126

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $107,964 of securities on loan)	$8,952,634
Temporary Cash Investments at Value & Cost	31,063
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $24,325)	24,333
Segregated Cash for Futures Contracts	3,288
Receivables:
Dividends and Interest	7,667
Securities Lending Income	33
Fund Shares Sold	5,997
Prepaid Expenses and Other Assets	69

Total Assets	9,025,084

LIABILITIES:
Payables:
Upon Return of Securities Loaned	24,411
Fund Shares Redeemed	8,571
Due to Advisor	407
Futures Margin Variation	341
Accrued Expenses and Other Liabilities	1,293

Total Liabilities	35,023

NET ASSETS	$8,990,061

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,990,061 and shares outstanding of 402,333,573	$22.34

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$3,725,679

NET ASSETS CONSIST OF:
Paid-In Capital	$3,750,615
Total Distributable Earnings (Loss)	5,239,446

NET ASSETS	$8,990,061

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

127

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$98,349
Income from Securities Lending	200

Total Investment Income	98,549

Fund Expenses
Investment Management Fees	2,850
Accounting & Transfer Agent Fees	861
S&P 500® Fees	51
Custodian Fees	55
Filing Fees	101
Shareholders’ Reports	94
Directors’/Trustees’ Fees & Expenses	24
Professional Fees	76
Other	35

Total Fund Expenses	4,147

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(347)

Net Expenses	3,800

Net Investment Income (Loss)	94,749

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	104,788
Affiliated Investment Companies Shares Sold	(82)
Futures	(364)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(479,500)
Affiliated Investment Companies Shares	(1)
Futures	837

Net Realized and Unrealized Gain (Loss)	(374,322)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(279,573)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

128

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$94,749	$183,642
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	104,788	71,790
Affiliated Investment Companies Shares Sold	(82)	(8)
Futures	(364)	(137)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(479,500)	985,397
Affiliated Investment Companies Shares	(1)	6
Futures	837	147

Net Increase (Decrease) in Net Assets Resulting from Operations	(279,573)	1,240,837

Distributions:
Institutional Class Shares	(159,395)	(214,307)
Capital Share Transactions (1):
Shares Issued	1,155,546	1,678,907
Shares Issued in Lieu of Cash Distributions	147,532	198,444
Shares Redeemed	(1,660,440)	(1,634,559)

Net Increase (Decrease) from Capital Share Transactions	(357,362)	242,792

Total Increase (Decrease) in Net Assets	(796,330)	1,269,322
Net Assets
Beginning of Period	9,786,391	8,517,069

End of Period	$8,990,061	$9,786,391

(1) Shares Issued and Redeemed:
Shares Issued	52,881	78,503
Shares Issued in Lieu of Cash Distributions	6,397	9,441
Shares Redeemed	(73,823)	(75,490)

Net Increase (Decrease) from Shares Issued and Redeemed	(14,545)	12,454

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

129

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period.	$23.48		$21.06	$20.05	$16.67	$16.42	$15.94

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.44	0.41	0.37	0.35	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.98)		2.50	1.05	3.50	0.38	0.47

Total from Investment Operations	(0.75)		2.94	1.46	3.87	0.73	0.80

Less Distributions:
Net Investment Income	(0.27)		(0.39)	(0.39)	(0.39)	(0.34)	(0.32)
Net Realized Gains	(0.12)		(0.13)	(0.06)	(0.10)	(0.14)	—

Total Distributions	(0.39)		(0.52)	(0.45)	(0.49)	(0.48)	(0.32)

Net Asset Value, End of Period	$22.34		$23.48	$21.06	$20.05	$16.67	$16.42

Total Return	(3.25	%)(B)	14.29%	7.25%	23.55%	4.54%	5.09%

Net Assets, End of Period (thousands)	$8,990,061		$9,786,391	$8,517,069	$7,996,178	$6,365,936	$5,810,743
Ratio of Expenses to Average Net Assets	0.08	%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.09	%(C)	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.99	%(C)	2.02%	1.90%	1.99%	2.17%	2.05%
Portfolio Turnover Rate	2	%(B)	3%	5%	7%	9%	2%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

130

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2020, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than

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the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Net Waived Fees/
			Expenses Assumed	Previously
		Recovery	(Recovered	Waived Fees/
	Expense	of Previously	Previously Waived	Expenses Assumed
	Limitation	Waived Fees/	Fees/Expenses	Subject to Future
Institutional Class Shares	Amount	Expenses Assumed	Assumed)	Recovery
U.S. Large Company Portfolio (1)	0.08%	$89	$347	$1,343

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio.	$265

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$166,402	$582,669

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$82,786	$766,657	$825,027	$(82)	$(1)	$24,333	2,103	$2,074	—

Total	$82,786	$766,657	$825,027	$(82)	$(1)	$24,333	2,103	$2,074	—

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F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be “passive foreign investment companies,” were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2018	$157,152	$19,860	—	$177,012
2019	154,842	59,465	—	214,307

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
U.S. Large Company Portfolio	$(7,339)	—	$(7,339)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed			Total Net
	Net Investment			Distributable
	Income and	Undistributed	Unrealized	Earnings
	Short-Term	Long-Term	Appreciation	(Accumulated
	Capital Gains	Capital Gains	(Depreciation)	Losses)
U.S. Large Company Portfolio	$29,212	$49,422	$5,600,114	$5,678,748

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable.

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As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
U.S. Large Company Portfolio	$4,283,085	$5,575,371	$(126,424)	$5,448,947

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amount in thousands):

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Futures*
U.S. Large Company Portfolio	$64,889

*	Average Notional Value of contracts

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Equity Contracts *,(1)
U.S. Large Company Portfolio	$1,060	$1,060

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)
U.S. Large Company Portfolio	$(364)	$(364)

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
U.S. Large Company Portfolio	$837	$837

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

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The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2020
U.S. Large Company Portfolio	2.16%	$4,746	48	$12	$17,006	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2020.

I. Securities Lending:

As of April 30, 2020, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
U.S. Large Company Portfolio	$87,357

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned

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securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Company Portfolio
Common Stocks	$24,411	—	—	—	$24,411

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

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In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

L. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
U.S. Large Company Portfolio-Institutional Class	3	67%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolio may be adversely affected in the near term and, potentially, beyond.

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NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of the Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

Estimated % Breakdown of Distribution Sources
	Net income for	Accumulated
	the current or	undistributed
	preceding	net profits	Paid-in
	fiscal year,	from the sale	surplus
	and accumulated	of securities	or other
	undistributed net	or other	capital
Portfolio Name	income	properties	source
U.S. Large Company Portfolio December 16, 2019	98%	0%	2%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$827.60	0.11%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series

Communication Services	12.7%
Consumer Discretionary	5.8%
Consumer Staples	5.2%
Energy	9.9%
Financials	20.4%
Health Care	19.0%
Industrials	10.1%
Information Technology	11.1%
Materials	5.2%
Real Estate	0.3%
Utilities	0.3%

100.0%

142

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (12.4%)
AT&T, Inc.	30,756,965	$937,164,724	4.1%
* Charter Communications, Inc., Class A	918,291	454,765,252	2.0%
Comcast Corp., Class A	20,425,790	768,622,478	3.4%
* T-Mobile US, Inc.	1,300,507	114,184,515	0.5%
Walt Disney Co. (The)	2,860,892	309,405,470	1.4%
Other Securities		276,069,718	1.1%

TOTAL COMMUNICATION SERVICES		2,860,212,157	12.5%

CONSUMER DISCRETIONARY — (5.6%)
DR Horton, Inc.	3,077,410	145,315,300	0.6%
General Motors Co.	5,911,367	131,764,370	0.6%
Target Corp.	1,298,687	142,517,911	0.6%
Other Securities		876,770,582	3.8%

TOTAL CONSUMER DISCRETIONARY		1,296,368,163	5.6%

CONSUMER STAPLES — (5.1%)
Mondelez International, Inc., Class A	3,331,133	171,353,482	0.7%
Walgreens Boots Alliance, Inc.	3,325,385	143,955,917	0.6%
Walmart, Inc.	2,536,159	308,270,126	1.3%
Other Securities		551,262,977	2.5%

TOTAL CONSUMER STAPLES		1,174,842,502	5.1%

ENERGY — (9.7%)
Chevron Corp.	6,692,091	615,672,372	2.7%
ConocoPhillips	5,038,126	212,105,105	0.9%
Exxon Mobil Corp.	12,826,589	596,051,591	2.6%
Valero Energy Corp.	2,387,921	151,274,795	0.7%
Other Securities		660,620,909	2.8%

TOTAL ENERGY		2,235,724,772	9.7%

FINANCIALS — (19.8%)
Bank of America Corp.	18,272,093	439,443,837	1.9%
Bank of New York Mellon Corp. (The)	3,570,549	134,038,409	0.6%
* Berkshire Hathaway, Inc., Class B	2,919,620	547,020,003	2.4%
Capital One Financial Corp.	1,998,252	129,406,799	0.6%
Citigroup, Inc.	6,825,155	331,429,527	1.4%
Goldman Sachs Group, Inc. (The)	1,174,999	215,518,317	0.9%
JPMorgan Chase & Co.	5,905,370	565,498,231	2.5%
# Morgan Stanley	4,889,616	192,797,559	0.8%
PNC Financial Services Group, Inc. (The)	1,281,228	136,668,591	0.6%
Travelers Cos., Inc. (The)	1,137,532	115,129,614	0.5%
Truist Financial Corp.	3,754,654	140,123,687	0.6%
Wells Fargo & Co.	12,774,691	371,104,773	1.6%
Other Securities		1,271,815,782	5.6%

TOTAL FINANCIALS		4,589,995,129	20.0%

HEALTH CARE — (18.5%)
Anthem, Inc.	1,307,797	367,137,852	1.6%

143

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
* Centene Corp.	1,676,531	$111,623,434	0.5%
* Cigna Corp.	1,532,809	300,093,346	1.3%
CVS Health Corp.	5,447,574	335,298,180	1.5%
Danaher Corp.	1,567,775	256,268,501	1.1%
Humana, Inc.	519,080	198,195,126	0.9%
* Laboratory Corp. of America Holdings	761,302	125,196,114	0.5%
Medtronic P.L.C	3,334,526	325,549,773	1.4%
Pfizer, Inc.	24,516,708	940,460,919	4.1%
Quest Diagnostics, Inc.	975,068	107,364,737	0.5%
Thermo Fisher Scientific, Inc.	1,048,159	350,797,854	1.5%
Other Securities		854,270,600	3.7%

TOTAL HEALTH CARE		4,272,256,436	18.6%

INDUSTRIALS — (9.9%)
Eaton Corp. P.L.C	1,805,121	150,727,604	0.7%
FedEx Corp.	1,023,792	129,786,112	0.6%
Norfolk Southern Corp.	1,352,330	231,383,663	1.0%
Raytheon Technologies Corp.	2,467,746	159,934,618	0.7%
Republic Services, Inc.	1,869,856	146,484,519	0.6%
Other Securities		1,463,731,259	6.3%

TOTAL INDUSTRIALS		2,282,047,775	9.9%

INFORMATION TECHNOLOGY — (10.8%)
Fidelity National Information Services, Inc.	1,262,868	166,559,660	0.7%
HP, Inc.	9,390,456	145,645,973	0.6%
Intel Corp.	17,205,184	1,031,966,936	4.5%
* Micron Technology, Inc.	5,140,431	246,175,241	1.1%
Other Securities		916,246,388	4.0%

TOTAL INFORMATION TECHNOLOGY		2,506,594,198	10.9%

MATERIALS — (5.1%)
Linde P.L.C	682,849	125,637,387	0.5%
Newmont Corp.	1,822,997	108,431,862	0.5%
Other Securities		941,992,571	4.1%

TOTAL MATERIALS		1,176,061,820	5.1%

REAL ESTATE — (0.3%)
Other Securities		64,825,691	0.3%

UTILITIES — (0.3%)
Other Securities		75,242,602	0.3%

TOTAL COMMON STOCKS (Cost $19,730,793,532)		22,534,171,245	98.0%

TEMPORARY CASH INVESTMENTS — (1.4%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	310,708,876	310,708,876	1.4%

144

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	22,079,889	$255,486,398	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $20,296,945,427)		$23,100,366,519	100.5%

As of April 30, 2020, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,574	06/19/20	$329,401,150	$373,538,880	$44,137,730

Total Futures Contracts			$329,401,150	$373,538,880	$44,137,730

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,860,212,157	—	—	$2,860,212,157
Consumer Discretionary	1,296,368,163	—	—	1,296,368,163
Consumer Staples	1,174,842,502	—	—	1,174,842,502
Energy	2,235,724,772	—	—	2,235,724,772
Financials	4,589,995,129	—	—	4,589,995,129
Health Care	4,272,256,436	—	—	4,272,256,436
Industrials	2,282,047,775	—	—	2,282,047,775
Information Technology	2,506,594,198	—	—	2,506,594,198
Materials	1,176,061,820	—	—	1,176,061,820
Real Estate	64,825,691	—	—	64,825,691
Utilities	75,242,602	—	—	75,242,602
Temporary Cash Investments	310,708,876	—	—	310,708,876
Securities Lending Collateral	—	$255,486,398	—	255,486,398
Futures Contracts**	44,137,730	—	—	44,137,730

TOTAL	$22,889,017,851	$255,486,398	—	$23,144,504,249

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

145

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $621,031 of securities on loan)	$22,534,171
Temporary Cash Investments at Value & Cost	310,709
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $255,443)	255,486
Segregated Cash for Futures Contracts	30,888
Foreign Currencies at Value	5
Receivables:
Investment Securities Sold	90,360
Dividends and Interest	28,740
Securities Lending Income	134

Total Assets	23,250,493

LIABILITIES:
Payables:
Upon Return of Securities Loaned	255,800
Due to Advisor	1,779
Futures Margin Variation	3,077
Accrued Expenses and Other Liabilities	1,662

Total Liabilities	262,318

NET ASSETS	$22,988,175

Investment Securities at Cost	$19,730,793

Foreign Currencies at Cost	$5

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

146

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$361,846
Income from Securities Lending	747

Total Investment Income	362,593

Expenses
Investment Management Fees	13,889
Accounting & Transfer Agent Fees	585
Custodian Fees	143
Shareholders’ Reports	9
Directors’/Trustees’ Fees & Expenses	76
Professional Fees	174
Other	114

Total Expenses	14,990

Net Expenses	14,990

Net Investment Income (Loss)	347,603

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(142,940)
Affiliated Investment Companies Shares Sold	(362)
Futures	(16,837)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,194,811)
Affiliated Investment Companies Shares	(1)
Futures	42,754

Net Realized and Unrealized Gain (Loss)	(5,312,197)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,964,594)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

147

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$347,603	$725,339
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(142,940)	699,155
Affiliated Investment Companies Shares Sold	(362)	35
Futures	(16,837)	(1,255)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,194,811)	565,227
Affiliated Investment Companies Shares	(1)	21
Futures	42,754	15,103

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,964,594)	2,003,625

Transactions in Interest:
Contributions	578,605	1,481,953
Withdrawals	(2,555,514)	(2,798,695)

Net Increase (Decrease) from Transactions in Interest	(1,976,909)	(1,316,742)

Total Increase (Decrease) in Net Assets	(6,941,503)	686,883
Net Assets
Beginning of Period	29,929,678	29,242,795

End of Period	$22,988,175	$29,929,678

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

148

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The U.S. Large Cap Value Series
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Total Return	(17.24	%)(B)	7.15%	2.95%	24.31%	4.75%	1.32%

Net Assets, End of Period (thousands)	$22,988,175		$29,929,678	$29,242,795	$27,676,546	$20,916,568	$19,094,057
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed),and/or Previously Waived Fees Recovered by Advisor)	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.50	%(C)	2.50%	2.14%	2.19%	2.39%	2.20%
Portfolio Turnover Rate	3	%(B)	10%	13%	15%	15%	16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

149

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

150

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2020, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2020, the total related amounts paid by the Trust to the CCO were $45 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

151

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series.	$504

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$799,823	$2,636,036

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$255,892	$2,013,964	$2,014,007	$(362)	$(1)	$255,486	22,080	$8,458	—

Total	$255,892	$2,013,964	$2,014,007	$(362)	$(1)	$255,486	22,080	$8,458	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$23,161,639	$8,927,588	$(1,094,999)	$7,832,589

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

152

financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$236,985

*	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Equity Contracts *,(1)
The U.S. Large Cap Value Series	$44,138	$44,138

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$(16,837)	$(16,837)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$42,754	$42,754

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
The U.S. Large Cap Value Series	2.30%	$20,086	1	$1	$20,086	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that the Series’ available line of credit was used.

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Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2020.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$127,589	$123,977	$3,655

J. Securities Lending:

As of April 30, 2020, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$394,753

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

155

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series
Common Stocks	$255,800	—	—	—	$255,800

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

156

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.

157

Litigation counsel to The U.S. Large Cap Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

The U.S. Large Cap Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Series may be adversely affected in the near term and, potentially, beyond.

158

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

159

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

160

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

162

Recycled Recyclable	DFA043020-001SD 00245689

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series	The Continental Small Company Series

The Japanese Small Company Series	The Canadian Small Company Series

The Asia Pacific Small Company Series	The Emerging Markets Series

The United Kingdom Small Company Series	The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and
Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$850.50	0.22%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

International Core Equity Portfolio
Actual Fund Return	$1,000.00	$831.50	0.30%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$824.10	0.48%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.48	0.48%	$2.41

International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$836.50	0.53%	$2.42
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.53%	$2.66

Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$859.50	0.54%	$2.50
Hypothetical 5% Annual Return	$1,000.00	$1,022.18	0.54%	$2.72

Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$817.90	0.55%	$2.49
Hypothetical 5% Annual Return	$1,000.00	$1,022.13	0.55%	$2.77

United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$787.80	0.58%	$2.58
Hypothetical 5% Annual Return	$1,000.00	$1,021.98	0.58%	$2.92

Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$841.00	0.54%	$2.47
Hypothetical 5% Annual Return	$1,000.00	$1,022.18	0.54%	$2.72

DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$719.90	0.27%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$787.00	0.24%	$1.07
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21

DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$790.00	0.66%	$2.94
Hypothetical 5% Annual Return	$1,000.00	$1,021.58	0.66%	$3.32

International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$813.00	0.48%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.48	0.48%	$2.41

International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$892.40	0.31%	$1.46
Hypothetical 5% Annual Return	$1,000.00	$1,023.32	0.31%	$1.56

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$773.80	0.60%	$2.65
Hypothetical 5% Annual Return	$1,000.00	$1,021.88	0.60%	$3.02

World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$835.80	0.36%	$1.64
Hypothetical 5% Annual Return	$1,000.00	$1,023.07	0.36%	$1.81

World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$882.30	0.32%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.27	0.32%	$1.61

Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$880.70	0.40%	$1.87
Hypothetical 5% Annual Return	$1,000.00	$1,022.87	0.40%	$2.01

Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$857.30	0.46%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,022.58	0.46%	$2.31

Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$826.30	0.71%	$3.22
Hypothetical 5% Annual Return	$1,000.00	$1,021.33	0.71%	$3.57

Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$806.20	0.80%	$3.59
Institutional Class Shares	$1,000.00	$807.30	0.55%	$2.47
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,020.89	0.80%	$4.02
Institutional Class Shares	$1,000.00	$1,022.13	0.55%	$2.77

Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$844.90	0.51%	$2.34
Hypothetical 5% Annual Return	$1,000.00	$1,022.33	0.51%	$2.56

Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$806.70	0.84%	$3.77
Hypothetical 5% Annual Return	$1,000.00	$1,020.69	0.84%	$4.22

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio

Communication Services	6.5%
Consumer Discretionary	12.2%
Consumer Staples	10.9%
Energy	5.2%
Financials	15.0%
Health Care	12.8%
Industrials	15.0%
Information Technology	7.0%
Materials	9.5%
Real Estate	2.1%
Utilities	3.8%

100.0%

International Core Equity Portfolio

Communication Services	6.0%
Consumer Discretionary	13.8%
Consumer Staples	8.8%
Energy	4.9%
Financials	14.4%
Health Care	8.6%
Industrials	17.7%
Information Technology	7.1%
Materials	12.2%
Real Estate	2.9%
Utilities	3.6%

100.0%

DFA International Real Estate Securities Portfolio

Real Estate	100.0%

100.0%

DFA Global Real Estate Securities Portfolio

Affiliated Investment Companies	46.2%
Real Estate	53.8%

100.0%

DFA International Small Cap Value Portfolio

Communication Services	2.3%
Consumer Discretionary	13.8%
Consumer Staples	5.2%
Energy	4.9%
Financials	19.5%
Health Care	2.6%
Industrials	23.4%
Information Technology	4.0%
Materials	19.0%
Real Estate	3.7%
Utilities	1.6%

100.0%

International Vector Equity Portfolio

Communication Services	4.9%
Consumer Discretionary	13.9%
Consumer Staples	6.3%
Energy	5.4%
Financials	17.4%
Health Care	5.8%
Industrials	20.3%
Information Technology	7.3%
Materials	13.4%
Real Estate	3.1%
Utilities	2.2%

100.0%

International High Relative Profitability Portfolio

Communication Services	9.2%
Consumer Discretionary	15.5%
Consumer Staples	13.1%
Energy	2.5%
Financials	5.2%
Health Care	16.9%
Industrials	18.9%
Information Technology	7.8%
Materials	8.3%
Real Estate	0.6%
Utilities	2.0%

100.0%

World ex U.S. Core Equity Portfolio

Communication Services	6.7%
Consumer Discretionary	13.0%
Consumer Staples	8.1%
Energy	5.3%
Financials	15.1%
Health Care	7.5%
Industrials	15.3%
Information Technology	10.2%
Materials	11.5%
Real Estate	4.0%
Utilities	3.3%

100.0%

Emerging Markets Core Equity Portfolio

Communication Services	10.2%
Consumer Discretionary	10.8%
Consumer Staples	7.1%
Energy	6.0%
Financials	16.9%
Health Care	3.7%
Industrials	7.7%
Information Technology	19.8%
Materials	9.7%
Real Estate	4.8%
Utilities	3.3%

100.0%

Emerging Markets Targeted Value Portfolio

Communication Services	3.1%
Consumer Discretionary	11.4%
Consumer Staples	4.7%
Energy	3.6%
Financials	13.5%
Health Care	5.2%
Industrials	15.7%
Information Technology	15.1%
Materials	16.7%
Real Estate	8.7%
Utilities	2.3%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (5.2%)
BHP Group, Ltd.	842,811	$17,205,398	0.4%
# Commonwealth Bank of Australia	470,347	19,000,364	0.4%
CSL, Ltd.	137,898	27,486,829	0.6%
Other Securities		191,226,072	4.0%

TOTAL AUSTRALIA		254,918,663	5.4%

AUSTRIA — (0.2%)
Other Securities		7,706,226	0.2%

BELGIUM — (0.9%)
Anheuser-Busch InBev SA	265,831	12,379,754	0.3%
Other Securities		33,284,877	0.7%

TOTAL BELGIUM		45,664,631	1.0%

CANADA — (8.8%)
Canadian National Railway Co.	149,760	12,384,693	0.3%
Enbridge, Inc.	423,071	12,979,818	0.3%
Royal Bank of Canada 2754383	335,579	20,644,154	0.4%
# Royal Bank of Canada 780087102	216,240	13,318,222	0.3%
Other Securities		373,403,161	7.8%

TOTAL CANADA		432,730,048	9.1%

CHINA — (0.0%)
Other Security		2,055,224	0.0%

DENMARK — (1.9%)
Novo Nordisk A.S., Class B	541,515	34,543,246	0.7%
Other Securities		58,014,852	1.2%

TOTAL DENMARK		92,558,098	1.9%

FINLAND — (1.2%)
Other Securities		58,200,561	1.2%

FRANCE — (8.9%)
# Air Liquide SA	137,694	17,494,603	0.4%
Cie Generale des Etablissements Michelin SCA	128,280	12,394,544	0.3%
L’Oreal SA	57,248	16,644,347	0.4%
LVMH Moet Hennessy Louis Vuitton SE	92,526	35,769,861	0.8%
# Sanofi	252,438	24,656,561	0.5%
# Schneider Electric SE	150,457	13,904,083	0.3%
Total SA	800,591	28,414,874	0.6%
Vinci SA	167,454	13,718,155	0.3%
Other Securities		271,181,686	5.5%

TOTAL FRANCE		434,178,714	9.1%

GERMANY — (6.4%)
Allianz SE	72,518	13,345,579	0.3%
Bayer AG	378,996	24,926,323	0.5%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Daimler AG	378,508	$12,946,104	0.3%
Deutsche Telekom AG	1,134,959	16,592,664	0.4%
SAP SE	186,530	22,217,058	0.5%
Siemens AG	187,893	17,339,348	0.4%
Other Securities		205,850,141	4.2%

TOTAL GERMANY		313,217,217	6.6%

HONG KONG — (2.8%)
AIA Group, Ltd.	2,500,200	22,946,252	0.5%
Other Securities		114,851,041	2.4%

TOTAL HONG KONG		137,797,293	2.9%

IRELAND — (0.7%)
CRH P.L.C., Sponsored ADR	444,697	13,394,274	0.3%
Other Securities		21,647,828	0.4%

TOTAL IRELAND		35,042,102	0.7%

ISRAEL — (0.5%)
Other Securities		25,990,847	0.6%

ITALY — (2.1%)
Enel SpA	2,271,536	15,515,599	0.3%
Other Securities		85,778,912	1.8%

TOTAL ITALY		101,294,511	2.1%

JAPAN — (23.5%)
KDDI Corp.	742,300	21,500,176	0.5%
Nintendo Co., Ltd.	30,500	12,594,181	0.3%
NTT DOCOMO, Inc.	481,328	14,185,325	0.3%
SoftBank Group Corp.	692,576	29,685,608	0.6%
Sony Corp.	401,800	25,857,467	0.6%
Toyota Motor Corp.	725,723	44,869,176	1.0%
Toyota Motor Corp., Sponsored ADR	88,432	10,929,311	0.2%
Other Securities		990,254,984	20.7%

TOTAL JAPAN		1,149,876,228	24.2%

NETHERLANDS — (3.6%)
ASML Holding NV	72,895	21,025,105	0.5%
Koninklijke Ahold Delhaize NV	677,848	16,458,376	0.4%
Unilever NV NL0000388619	268,265	13,359,403	0.3%
Other Securities		125,690,044	2.5%

TOTAL NETHERLANDS		176,532,928	3.7%

NEW ZEALAND — (0.4%)
Other Securities		17,493,926	0.4%

NORWAY — (0.6%)
Other Securities		28,556,442	0.6%

PORTUGAL — (0.2%)
Other Securities		9,367,877	0.2%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.8%)
Other Securities		$39,138,548	0.8%

SPAIN — (2.0%)
Iberdrola S.A	2,031,389	20,207,802	0.4%
Other Securities		77,069,177	1.6%

TOTAL SPAIN		97,276,979	2.0%

SWEDEN — (2.6%)
Other Securities		126,812,116	2.7%

SWITZERLAND — (8.3%)
Nestle SA	915,482	96,958,716	2.0%
Novartis AG	448,358	38,262,178	0.8%
Novartis AG, Sponsored ADR	140,403	11,896,346	0.3%
Roche Holding AG CH0012032048	227,381	78,741,437	1.7%
Other Securities		182,356,249	3.8%

TOTAL SWITZERLAND		408,214,926	8.6%

UNITED KINGDOM — (12.7%)
AstraZeneca P.L.C	141,555	14,805,520	0.3%
AstraZeneca P.L.C., Sponsored ADR	570,883	29,845,763	0.6%
# BP P.L.C., Sponsored ADR	1,119,343	26,640,375	0.6%
British American Tobacco P.L.C	342,327	13,194,725	0.3%
# Diageo P.L.C., Sponsored ADR	103,202	14,308,957	0.3%
GlaxoSmithKline P.L.C., Sponsored ADR	633,823	26,664,934	0.6%
HSBC Holdings P.L.C., Sponsored ADR	671,660	17,281,812	0.4%
Reckitt Benckiser Group P.L.C	156,166	13,008,588	0.3%
Rio Tinto P.L.C., Sponsored ADR	267,962	12,377,165	0.3%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	493,656	15,782,182	0.3%
# Unilever P.L.C., Sponsored ADR	274,641	14,245,629	0.3%
Other Securities		424,727,105	8.8%

TOTAL UNITED KINGDOM		622,882,755	13.1%

UNITED STATES — (0.0%)
Other Securities		794,964	0.0%

TOTAL COMMON STOCKS		4,618,301,824	97.1%

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Other Securities		24,309,828	0.5%

TOTAL INVESTMENT SECURITIES (Cost $4,585,827,284)		4,642,611,652

		Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§ The DFA Short Term Investment Fund	22,051,108	255,153,375	5.4%

TOTAL INVESTMENTS—(100.0%) (Cost $4,840,931,472)		$4,897,765,027	103.0%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2020, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	580	06/19/20	$79,309,678	$84,169,600	$4,859,922

Total Futures Contracts			$79,309,678	$84,169,600	$4,859,922

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,692,759	$248,225,904	—	$254,918,663
Austria	—	7,706,226	—	7,706,226
Belgium	2,086,910	43,577,721	—	45,664,631
Canada	429,046,373	3,683,675	—	432,730,048
China	—	2,055,224	—	2,055,224
Denmark	3,830,642	88,727,456	—	92,558,098
Finland	49,862	58,150,699	—	58,200,561
France	5,871,501	428,307,213	—	434,178,714
Germany	12,306,704	300,910,513	—	313,217,217
Hong Kong	540,032	137,257,261	—	137,797,293
Ireland	13,394,274	21,647,828	—	35,042,102
Israel	6,414,786	19,576,061	—	25,990,847
Italy	5,820,295	95,474,216	—	101,294,511
Japan	24,978,030	1,124,898,198	—	1,149,876,228
Netherlands	41,647,942	134,884,986	—	176,532,928
New Zealand	—	17,493,926	—	17,493,926
Norway	48,964	28,507,478	—	28,556,442
Portugal	—	9,367,877	—	9,367,877
Singapore	—	39,138,548	—	39,138,548
Spain	2,859,840	94,417,139	—	97,276,979
Sweden	366,398	126,445,718	—	126,812,116
Switzerland	25,002,525	383,212,401	—	408,214,926
United Kingdom	212,237,669	410,645,086	—	622,882,755
United States	599,746	195,218	—	794,964
Preferred Stocks
Germany	—	24,309,828	—	24,309,828
Securities Lending Collateral	—	255,153,375	—	255,153,375
Futures Contracts**	4,859,922	—	—	4,859,922

TOTAL	$798,655,174	$4,103,969,775	—	$4,902,624,949

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.9%)
AUSTRALIA — (5.8%)
BHP Group, Ltd.	4,074,214	$83,172,233	0.4%
Commonwealth Bank of Australia	1,083,027	43,750,481	0.2%
CSL, Ltd.	345,823	68,931,948	0.3%
Fortescue Metals Group, Ltd.	6,501,810	49,688,440	0.2%
Other Securities		1,172,668,752	4.9%

TOTAL AUSTRALIA		1,418,211,854	6.0%

AUSTRIA — (0.5%)
Other Securities		119,355,050	0.5%

BELGIUM — (1.2%)
Other Securities		293,338,192	1.2%

CANADA — (8.4%)
Bank of Montreal 063671101	847,416	43,133,474	0.2%
# Canadian Natural Resources, Ltd.	2,565,626	42,999,892	0.2%
* Kinross Gold Corp.	8,338,438	55,052,441	0.3%
Kirkland Lake Gold, Ltd.	1,396,348	57,721,812	0.3%
# Royal Bank of Canada 2754383	782,481	48,136,677	0.2%
Royal Bank of Canada 780087102	1,049,719	64,652,193	0.3%
Suncor Energy, Inc.	2,403,185	42,896,852	0.2%
Other Securities		1,690,631,250	7.0%

TOTAL CANADA		2,045,224,591	8.7%

CHINA — (0.1%)
Other Securities		11,688,512	0.1%

DENMARK — (1.9%)
Novo Nordisk A.S., Class B	891,477	56,867,324	0.3%
Other Securities		404,320,482	1.7%

TOTAL DENMARK		461,187,806	2.0%

FINLAND — (1.6%)
# UPM-Kymmene Oyj	1,984,919	54,436,730	0.2%
Other Securities		335,416,064	1.5%

TOTAL FINLAND		389,852,794	1.7%

FRANCE — (7.3%)
Air Liquide SA	365,702	46,463,981	0.2%
Cie Generale des Etablissements Michelin SCA	610,972	59,032,743	0.3%
Danone SA	622,094	43,358,103	0.2%
LVMH Moet Hennessy Louis Vuitton SE	248,440	96,045,050	0.4%
Orange SA	4,330,858	52,615,738	0.2%
Peugeot SA	3,367,636	47,738,386	0.2%
Total SA	2,613,611	92,763,256	0.4%
Vinci SA	522,320	42,789,463	0.2%
Other Securities		1,311,391,380	5.5%

TOTAL FRANCE		1,792,198,100	7.6%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.3%)
Allianz SE	283,403	$52,155,010	0.2%
Bayer AG	1,506,185	99,060,817	0.4%
Bayerische Motoren Werke AG	951,135	55,950,684	0.3%
Daimler AG	2,506,751	85,738,368	0.4%
Deutsche Telekom AG	5,414,362	79,155,889	0.3%
Other Securities		1,168,902,469	4.9%

TOTAL GERMANY		1,540,963,237	6.5%

HONG KONG — (2.7%)
AIA Group, Ltd.	5,388,600	49,455,313	0.2%
Other Securities		611,964,149	2.6%

TOTAL HONG KONG		661,419,462	2.8%

IRELAND — (0.7%)
Other Securities		159,684,189	0.7%

ISRAEL — (0.8%)
Other Securities		184,871,666	0.8%

ITALY — (2.4%)
Other Securities		589,546,679	2.5%

JAPAN — (24.0%)
Honda Motor Co., Ltd.	2,326,423	56,495,222	0.3%
KDDI Corp.	2,158,400	62,516,477	0.3%
SoftBank Group Corp.	2,981,263	127,784,667	0.6%
Sony Corp.	1,141,000	73,427,999	0.3%
Toyota Motor Corp.	2,841,695	175,693,085	0.8%
Toyota Motor Corp., Sponsored ADR	408,823	50,526,435	0.2%
Other Securities		5,317,562,741	22.3%

TOTAL JAPAN		5,864,006,626	24.8%

NETHERLANDS — (3.2%)
ASML Holding NV	180,590	52,087,574	0.2%
Koninklijke Ahold Delhaize NV	3,769,401	91,522,318	0.4%
Other Securities		646,849,509	2.7%

TOTAL NETHERLANDS		790,459,401	3.3%

NEW ZEALAND — (0.5%)
Other Securities		114,014,346	0.5%

NORWAY — (0.7%)
Other Securities		179,366,833	0.8%

PORTUGAL — (0.2%)
Other Securities		58,621,988	0.2%

SINGAPORE — (0.9%)
Other Securities		218,879,434	0.9%

SPAIN — (2.0%)
Iberdrola S.A	7,929,855	78,884,419	0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$417,338,844	1.8%

TOTAL SPAIN		496,223,263	2.1%

SWEDEN — (2.5%)
Other Securities		618,408,280	2.6%

SWITZERLAND — (7.3%)
Nestle SA	2,748,677	291,112,434	1.2%
# Novartis AG, Sponsored ADR	953,193	80,764,043	0.4%
Roche Holding AG CH0012032048	634,350	219,673,721	0.9%
Swisscom AG	97,290	50,551,093	0.2%
Other Securities		1,139,044,923	4.8%

TOTAL SWITZERLAND		1,781,146,214	7.5%

UNITED KINGDOM — (12.8%)
Anglo American P.L.C	2,586,822	46,006,755	0.2%
AstraZeneca P.L.C., Sponsored ADR	1,444,584	75,522,851	0.3%
# BP P.L.C., Sponsored ADR	5,300,096	126,142,285	0.5%
British American Tobacco P.L.C	1,148,738	44,277,203	0.2%
GlaxoSmithKline P.L.C., Sponsored ADR	1,030,233	43,341,902	0.2%
# HSBC Holdings P.L.C., Sponsored ADR	3,163,564	81,398,502	0.4%
# Rio Tinto P.L.C., Sponsored ADR	1,793,636	82,848,047	0.4%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	1,490,318	49,374,235	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	1,716,768	54,885,073	0.2%
Other Securities		2,532,184,554	10.7%

TOTAL UNITED KINGDOM		3,135,981,407	13.3%

UNITED STATES — (0.1%)
Other Securities		21,014,889	0.1%

TOTAL COMMON STOCKS		22,945,664,813	97.2%

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
Volkswagen AG	577,919	80,406,535	0.4%
Other Securities		69,375,721	0.2%

TOTAL GERMANY		149,782,256	0.6%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		1,590,667	0.0%

SWEDEN — (0.0%)
Other Security		494	0.0%

FRANCE — (0.0%)
Other Security		3,997	0.0%

NORWAY — (0.0%)
Other Security		50,115	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ISRAEL — (0.0%)
Other Security		$7,814	0.0%

TOTAL RIGHTS/WARRANTS		1,653,087	0.0%

TOTAL INVESTMENT SECURITIES (Cost $25,542,308,176)		23,097,100,156

		Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	115,685,309	1,338,594,714	5.7%

TOTAL INVESTMENTS—(100.0%) (Cost $26,880,646,177)		$24,435,694,870	103.5%

As of April 30, 2020, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,599	06/19/20	$343,237,821	$377,166,880	$33,929,059

Total Futures Contracts			$343,237,821	$377,166,880	$33,929,059

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$45,840,009	$1,372,371,845	—	$1,418,211,854
Austria	59,577	119,295,473	—	119,355,050
Belgium	8,021,830	285,316,362	—	293,338,192
Canada	2,033,731,101	11,493,490	—	2,045,224,591
China	—	11,688,512	—	11,688,512
Denmark	37,699,272	423,488,534	—	461,187,806
Finland	—	389,852,794	—	389,852,794
France	52,664,052	1,739,534,048	—	1,792,198,100
Germany	52,029,433	1,488,933,804	—	1,540,963,237
Hong Kong	1,052,076	660,367,386	—	661,419,462
Ireland	28,944,989	130,739,200	—	159,684,189
Israel	19,741,260	165,130,406	—	184,871,666
Italy	14,548,740	574,997,939	—	589,546,679
Japan	112,664,658	5,751,341,968	—	5,864,006,626
Netherlands	110,099,050	680,360,351	—	790,459,401
New Zealand	225,890	113,788,456	—	114,014,346
Norway	8,015,398	171,351,435	—	179,366,833
Portugal	306,877	58,315,111	—	58,621,988
Singapore	7,305	218,872,129	—	218,879,434
Spain	8,475,574	487,747,689	—	496,223,263
Sweden	2,060,644	616,347,636	—	618,408,280
Switzerland	111,872,004	1,669,274,210	—	1,781,146,214

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$698,279,030	$2,437,702,377	—	$3,135,981,407
United States	15,443,638	5,571,251	—	21,014,889
Preferred Stocks
Germany	—	149,782,256	—	149,782,256
Rights/Warrants
Canada	—	1,590,667	—	1,590,667
France	—	3,997	—	3,997
Israel	—	7,814	—	7,814
Norway	—	50,115	—	50,115
Sweden	—	494	—	494
Securities Lending Collateral	—	1,338,594,714	—	1,338,594,714
Futures Contracts**	33,929,059	—	—	33,929,059

TOTAL	$3,395,711,466	$21,073,912,463	—	$24,469,623,929

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	817,278	$21,870,347
Investment in The Continental Small Company Series of The DFA Investment Trust Company		4,886,994
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		4,584,242
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		3,142,854
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,870,149
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,215,091
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		993,174

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $45,186,779)		$38,562,851

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$38,562,851	—	—	$38,562,851

TOTAL	$38,562,851	—	—	$38,562,851

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,014,768,876
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,497,431,217
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,499,194,090
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	990,601,444
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	804,414,207

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$9,806,409,834

As of April 30, 2020, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	600	06/19/20	$82,261,980	$87,072,000	$4,810,020

Total Futures Contracts			$82,261,980	$87,072,000	$4,810,020

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,806,409,834	—	—	$9,806,409,834
Futures Contracts**	4,810,020	—	—	4,810,020

TOTAL	$9,811,219,854	—	—	$9,811,219,854

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$503,308,843

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$503,308,843

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$296,611,085

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$296,611,085

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$17,936,805

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$17,936,805

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$480,071,994

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$480,071,994

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (16.6%)
Charter Hall Group	5,827,371	$28,796,231	0.6%
Dexus	13,878,720	82,388,605	1.8%
Goodman Group	20,965,850	178,571,056	3.9%
GPT Group (The)	24,478,471	67,273,468	1.5%
Mirvac Group	50,255,240	73,025,567	1.6%
Scentre Group	66,148,884	99,371,956	2.1%
Stockland	29,327,949	54,459,229	1.2%
Vicinity Centres	39,438,771	37,756,071	0.8%
Other Securities		155,407,403	3.3%

TOTAL AUSTRALIA		777,049,586	16.8%

BELGIUM — (3.5%)
Aedifica SA	309,783	30,023,589	0.7%
Cofinimmo SA	316,263	43,967,474	1.0%
Warehouses De Pauw CVA	1,663,501	45,635,742	1.0%
Other Securities		44,567,057	0.9%

TOTAL BELGIUM		164,193,862	3.6%

CANADA — (5.1%)
# Canadian Apartment Properties REIT	993,995	34,205,511	0.8%
Other Securities		203,808,632	4.4%

TOTAL CANADA		238,014,143	5.2%

CHINA — (0.2%)
Other Securities		10,532,587	0.2%

FRANCE — (4.3%)
# Covivio	581,312	36,507,206	0.8%
Gecina SA	546,968	71,768,186	1.6%
# ICADE	384,832	29,560,826	0.6%
Klepierre SA	2,403,269	48,788,507	1.1%
Other Securities		15,680,481	0.3%

TOTAL FRANCE		202,305,206	4.4%

GERMANY — (0.9%)
Alstria office REIT-AG	1,931,543	28,953,223	0.6%
Other Security		11,206,152	0.3%

TOTAL GERMANY		40,159,375	0.9%

HONG KONG — (5.7%)
Link REIT	24,559,205	218,926,658	4.7%
Other Securities		45,458,897	1.0%

TOTAL HONG KONG		264,385,555	5.7%

IRELAND — (0.3%)
Other Securities		15,285,421	0.3%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ITALY — (0.1%)
Other Securities		$4,675,468	0.1%

JAPAN — (26.7%)
Advance Residence Investment Corp.	16,207	49,727,258	1.1%
# Daiwa House REIT Investment Corp.	24,500	59,280,198	1.3%
GLP J-Reit	42,656	54,993,981	1.2%
Industrial & Infrastructure Fund Investment Corp.	21,339	29,725,685	0.6%
Japan Real Estate Investment Corp.	16,503	89,136,925	1.9%
Japan Retail Fund Investment Corp.	32,749	35,703,779	0.8%
Nippon Accommodations Fund, Inc.	5,522	32,796,309	0.7%
Nippon Building Fund, Inc.	16,846	100,456,641	2.2%
Nippon Prologis REIT, Inc.	25,660	71,034,426	1.5%
Nomura Real Estate Master Fund, Inc.	51,236	58,266,319	1.3%
Orix JREIT, Inc.	32,207	38,503,159	0.8%
# Sekisui House Reit, Inc.	50,068	30,584,440	0.7%
United Urban Investment Corp.	36,728	36,847,413	0.8%
Other Securities		561,138,863	12.1%

TOTAL JAPAN		1,248,195,396	27.0%

MALAYSIA — (0.6%)
Other Securities		27,510,399	0.6%

MEXICO — (1.4%)
Fibra Uno Administracion S.A. de C.V	39,882,913	33,113,028	0.7%
Other Securities		34,546,276	0.8%

TOTAL MEXICO		67,659,304	1.5%

NETHERLANDS — (2.7%)
Unibail-Rodamco-Westfield (BFYM460)	1,244,295	73,676,475	1.6%
Other Securities		53,350,068	1.1%

TOTAL NETHERLANDS		127,026,543	2.7%

NEW ZEALAND — (1.2%)
Other Securities		56,221,417	1.2%

SINGAPORE — (10.2%)
Ascendas Real Estate Investment Trust	32,570,892	68,114,867	1.5%
CapitaLand Commercial Trust	31,995,849	36,358,348	0.8%
# CapitaLand Mall Trust	28,789,000	38,303,794	0.8%
# Mapletree Commercial Trust	24,011,206	33,062,979	0.7%
# Mapletree Industrial Trust	18,353,458	32,950,987	0.7%
Mapletree Logistics Trust	29,929,556	37,912,575	0.8%
Other Securities		229,745,568	5.0%

TOTAL SINGAPORE		476,449,118	10.3%

SOUTH AFRICA — (1.3%)
Growthpoint Properties, Ltd.	39,105,076	29,363,160	0.6%
Other Securities		31,980,334	0.7%

TOTAL SOUTH AFRICA		61,343,494	1.3%

SPAIN — (1.5%)
Merlin Properties Socimi SA	4,273,959	39,662,815	0.9%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$32,104,831	0.7%

TOTAL SPAIN		71,767,646	1.6%

TAIWAN — (0.3%)
Other Securities		14,210,726	0.3%

TURKEY — (0.3%)
Other Securities		12,518,419	0.3%

UNITED KINGDOM — (13.0%)
Big Yellow Group P.L.C	2,185,771	29,421,528	0.6%
# British Land Co. P.L.C. (The)	11,051,490	56,376,357	1.2%
Derwent London P.L.C	1,340,418	52,375,831	1.1%
Great Portland Estates P.L.C	3,427,508	29,193,096	0.6%
# Land Securities Group P.L.C	8,708,833	72,623,434	1.6%
LondonMetric Property P.L.C	12,074,987	29,501,795	0.6%
Safestore Holdings P.L.C	3,268,889	29,570,413	0.6%
Segro P.L.C	13,456,088	141,040,321	3.1%
UNITE Group P.L.C. (The)	2,993,487	33,054,726	0.7%
Other Securities		134,507,403	3.0%

TOTAL UNITED KINGDOM		607,664,904	13.1%

TOTAL COMMON STOCKS		4,487,168,569	97.1%

RIGHTS/WARRANTS — (0.0%)

TURKEY — (0.0%)
Other Security		77,977	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,276,486,041)		4,487,246,546

		Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	16,623,202	192,347,069	4.1%

TOTAL INVESTMENTS—(100.0%) (Cost $5,468,787,843)		$4,679,593,615	101.2%

As of April 30, 2020, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	568	06/19/20	$63,706,828	$82,428,160	$18,721,332

Total Futures Contracts			$63,706,828	$82,428,160	$18,721,332

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$352,509	$776,697,077	—	$777,049,586
Belgium	—	164,193,862	—	164,193,862
Canada	238,014,143	—	—	238,014,143
China	—	10,532,587	—	10,532,587
France	—	202,305,206	—	202,305,206
Germany	—	40,159,375	—	40,159,375
Hong Kong	—	264,385,555	—	264,385,555
Ireland	—	15,285,421	—	15,285,421
Italy	—	4,675,468	—	4,675,468
Japan	—	1,248,195,396	—	1,248,195,396
Malaysia	—	27,510,399	—	27,510,399
Mexico	67,659,304	—	—	67,659,304
Netherlands	—	127,026,543	—	127,026,543
New Zealand	—	56,221,417	—	56,221,417
Singapore	—	476,449,118	—	476,449,118
South Africa	—	61,343,494	—	61,343,494
Spain	—	71,767,646	—	71,767,646
Taiwan	—	14,210,726	—	14,210,726
Turkey	—	12,518,419	—	12,518,419
United Kingdom	—	607,664,904	—	607,664,904
Rights/Warrants
Turkey	—	77,977	—	77,977
Securities Lending Collateral	—	192,347,069	—	192,347,069
Futures Contracts**	18,721,332	—	—	18,721,332

TOTAL	$324,747,288	$4,373,567,659	—	$4,698,314,947

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (53.1%)
CANADA — (0.0%)
	Other Security		$1,736,766	0.0%

UNITED STATES — (53.1%)
#	Alexandria Real Estate Equities, Inc.	448,798	70,501,678	1.0%
	American Campus Communities, Inc.	548,715	19,364,152	0.3%
	American Homes 4 Rent, Class A	1,076,369	25,983,557	0.4%
	American Tower Corp.	1,735,168	412,969,984	5.8%
	Apartment Investment & Management Co., Class A	596,218	22,459,537	0.3%
	AvalonBay Communities, Inc.	546,337	89,025,614	1.2%
	Boston Properties, Inc.	604,858	58,780,100	0.8%
	Camden Property Trust	388,529	34,217,749	0.5%
	Crown Castle International Corp.	1,611,774	256,965,129	3.6%
	CubeSmart	772,944	19,478,189	0.3%
#	CyrusOne, Inc.	447,597	31,398,930	0.4%
	Digital Realty Trust, Inc.	816,484	122,056,163	1.7%
	Douglas Emmett, Inc.	667,783	20,360,704	0.3%
	Duke Realty Corp.	1,474,838	51,176,879	0.7%
	Equinix, Inc.	333,600	225,246,720	3.2%
	Equity LifeStyle Properties, Inc.	692,628	41,772,395	0.6%
#	Equity Residential	1,452,680	94,511,361	1.3%
	Essex Property Trust, Inc.	258,504	63,100,826	0.9%
	Extra Space Storage, Inc.	519,649	45,853,828	0.6%
	Federal Realty Investment Trust	303,030	25,233,308	0.4%
	First Industrial Realty Trust, Inc.	502,451	18,977,574	0.3%
	Gaming and Leisure Properties, Inc.	818,360	23,110,486	0.3%
	Healthcare Trust of America, Inc., Class A	818,932	20,170,295	0.3%
	Healthpeak Properties, Inc.	1,994,855	52,145,510	0.7%
#	Host Hotels & Resorts, Inc.	2,948,309	36,293,684	0.5%
	Invitation Homes, Inc.	1,983,043	46,898,964	0.7%
#	Iron Mountain, Inc.	1,152,133	27,858,576	0.4%
	Kilroy Realty Corp.	423,624	26,374,830	0.4%
	Kimco Realty Corp.	1,691,068	18,449,552	0.3%
	Lamar Advertising Co., Class A	345,346	19,909,197	0.3%
	Medical Properties Trust, Inc.	1,907,624	32,696,675	0.5%
	Mid-America Apartment Communities, Inc.	455,808	51,013,978	0.7%
	National Retail Properties, Inc.	688,679	22,478,483	0.3%
	Omega Healthcare Investors, Inc.	895,273	26,097,213	0.4%
	Prologis, Inc.	2,885,094	257,436,900	3.6%
	Public Storage	614,993	114,050,452	1.6%
	Realty Income Corp.	1,274,944	70,019,924	1.0%
	Regency Centers Corp.	672,335	29,522,212	0.4%
	SBA Communications Corp.	443,093	128,461,523	1.8%
#	Simon Property Group, Inc.	1,214,648	81,102,047	1.1%
#	SL Green Realty Corp.	357,734	18,977,789	0.3%
	Sun Communities, Inc.	362,517	48,722,285	0.7%
	UDR, Inc.	1,175,846	44,058,950	0.6%
	Ventas, Inc.	1,458,084	47,169,017	0.7%
	VEREIT, Inc.	4,283,981	23,476,216	0.3%
	Vornado Realty Trust	689,192	30,200,393	0.4%
#	Welltower, Inc.	1,587,423	81,323,680	1.1%
	WP Carey, Inc.	691,242	45,469,899	0.6%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$664,796,453	9.1%

TOTAL UNITED STATES		3,837,719,560	53.7%

VIRGIN ISLANDS, U.S. — (0.0%)
Other Security		1,117,107	0.0%

TOTAL COMMON STOCKS		3,840,573,433	53.7%

		Value†
AFFILIATED INVESTMENT COMPANIES — (45.7%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	694,305,620	2,478,671,061	34.7%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	24,067,787	820,470,862	11.5%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		3,299,141,923	46.2%

TOTAL INVESTMENT SECURITIES (Cost $7,640,097,121)		7,139,715,356

SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	7,229,586	83,653,540	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $7,723,732,895)		$7,223,368,896	101.1%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$1,736,766	—	—	$1,736,766
United States	3,837,578,807	$140,753	—	3,837,719,560
Virgin Islands, U.S	1,117,107	—	—	1,117,107
Affiliated Investment Companies	3,299,141,923	—	—	3,299,141,923
Securities Lending Collateral	—	83,653,540	—	83,653,540

TOTAL	$7,139,574,603	$83,794,293	—	$7,223,368,896

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.3%)
AUSTRALIA — (6.6%)
Cleanaway Waste Management, Ltd.	44,191,128	$53,317,636	0.6%
IGO, Ltd.	9,546,016	28,959,494	0.3%
OZ Minerals, Ltd.	7,869,504	45,361,603	0.5%
Other Securities		532,435,712	5.3%

TOTAL AUSTRALIA		660,074,445	6.7%

AUSTRIA — (0.9%)
Other Securities		90,468,164	0.9%

BELGIUM — (1.7%)
Ackermans & van Haaren NV	373,261	49,471,129	0.5%
Euronav NV	3,368,136	37,619,323	0.4%
Other Securities		88,809,314	0.9%

TOTAL BELGIUM		175,899,766	1.8%

CANADA — (9.4%)
* Alacer Gold Corp.	7,196,912	36,916,521	0.4%
Alamos Gold, Inc., Class A	8,223,073	66,224,109	0.7%
Centerra Gold, Inc.	6,281,446	50,226,297	0.5%
* IAMGOLD Corp.	10,385,977	36,337,302	0.4%
Kirkland Lake Gold, Ltd.	1,774,198	73,341,233	0.8%
TransAlta Corp. 2901628	6,330,384	37,246,916	0.4%
Yamana Gold, Inc.	19,985,604	94,188,414	1.0%
Other Securities		552,113,079	5.4%

TOTAL CANADA		946,593,871	9.6%

CHINA — (0.0%)
Other Securities		1,979,623	0.0%

DENMARK — (1.7%)
* Jyske Bank A.S	1,248,288	33,694,924	0.4%
Other Securities		140,031,270	1.4%

TOTAL DENMARK		173,726,194	1.8%

FINLAND — (2.0%)
Kemira Oyj	2,792,209	33,590,360	0.3%
# Metsa Board Oyj	4,879,409	33,986,868	0.4%
Other Securities		137,865,980	1.4%

TOTAL FINLAND		205,443,208	2.1%

FRANCE — (3.8%)
# Casino Guichard Perrachon SA	875,911	32,878,974	0.3%
Elis SA	2,920,469	35,997,957	0.4%
Korian SA	957,145	32,148,025	0.3%
Rexel SA	6,861,753	64,087,227	0.7%
Other Securities		214,182,867	2.2%

TOTAL FRANCE		379,295,050	3.9%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (5.1%)
Aurubis AG	1,173,538	$60,836,816	0.6%
Lanxess AG	1,083,348	53,306,566	0.6%
#* OSRAM Licht AG	1,064,472	46,841,501	0.5%
Other Securities		352,699,838	3.5%

TOTAL GERMANY		513,684,721	5.2%

GREECE — (0.0%)
Other Securities		1,883	0.0%

HONG KONG — (3.0%)
Other Securities		297,652,854	3.0%

IRELAND — (0.1%)
Other Securities		9,334,111	0.1%

ISRAEL — (0.8%)
Other Securities		81,690,410	0.8%

ITALY — (4.1%)
Buzzi Unicem SpA	2,094,916	41,100,170	0.4%
#* Saipem SpA	11,811,160	30,315,237	0.3%
Unione di Banche Italiane SpA	25,232,083	72,332,143	0.7%
Unipol Gruppo SpA	10,098,772	34,844,744	0.4%
Other Securities		238,502,305	2.4%

TOTAL ITALY		417,094,599	4.2%

JAPAN — (27.9%)
Other Securities		2,807,590,272	28.6%

NETHERLANDS — (2.8%)
APERAM SA	1,236,551	32,040,068	0.3%
ASR Nederland NV	2,674,123	71,664,304	0.7%
# SBM Offshore NV	4,667,578	59,161,973	0.6%
Signify NV	1,904,294	38,764,455	0.4%
Other Securities		81,914,647	0.9%

TOTAL NETHERLANDS		283,545,447	2.9%

NEW ZEALAND — (0.5%)
Other Securities		45,744,389	0.5%

NORWAY — (0.7%)
Other Securities		69,591,248	0.7%

PORTUGAL — (0.3%)
Other Securities		26,414,245	0.3%

SINGAPORE — (0.9%)
Other Securities		93,590,028	1.0%

SPAIN — (2.1%)
Acciona SA	447,710	44,374,656	0.5%
Acerinox SA	3,935,087	29,643,659	0.3%
Ebro Foods SA	1,792,345	38,142,772	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$102,228,513	1.0%

TOTAL SPAIN		214,389,600	2.2%

SWEDEN — (2.5%)
Other Securities		254,922,533	2.6%

SWITZERLAND — (4.9%)
Allreal Holding AG	281,115	52,214,825	0.5%
Helvetia Holding AG	649,974	59,248,709	0.6%
Siegfried Holding AG	64,976	29,616,955	0.3%
Other Securities		347,480,255	3.6%

TOTAL SWITZERLAND		488,560,744	5.0%

UNITED KINGDOM — (13.5%)
Aggreko P.L.C.	5,339,462	30,790,842	0.3%
Babcock International Group P.L.C.	6,665,733	35,306,155	0.4%
Bellway P.L.C.	2,925,785	97,900,638	1.0%
Centamin P.L.C.	34,704,078	67,193,119	0.7%
Close Brothers Group P.L.C.	3,046,962	41,782,991	0.4%
Grafton Group P.L.C.	5,429,731	43,326,014	0.5%
Meggitt P.L.C.	8,718,762	30,530,085	0.3%
National Express Group P.L.C.	9,677,540	33,301,719	0.3%
Phoenix Group Holdings P.L.C.	4,246,625	32,224,749	0.3%
Redrow P.L.C.	7,039,369	40,900,919	0.4%
TP ICAP P.L.C.	8,450,089	36,075,273	0.4%
Travis Perkins P.L.C.	5,082,624	66,366,247	0.7%
Vesuvius P.L.C.	7,297,106	36,773,383	0.4%
Vistry Group P.L.C.	6,540,503	66,422,468	0.7%
Other Securities		694,851,384	7.0%

TOTAL UNITED KINGDOM		1,353,745,986	13.8%

UNITED STATES — (0.0%)
Other Securities		3,968,803	0.0%

TOTAL COMMON STOCKS		9,595,002,194	97.7%

PREFERRED STOCKS — (0.2%)

GERMANY — (0.2%)
Other Securities		20,666,192	0.2%

RIGHTS/WARRANTS — (0.0%)

SINGAPORE — (0.0%)
Other Securities.		4,345	0.0%

CANADA — (0.0%)
Other Security		796,798	0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
NORWAY — (0.0%)
Other Security		$266,662	0.0%

TOTAL RIGHTS/WARRANTS		1,067,805	0.0%

TOTAL INVESTMENT SECURITIES (Cost $11,681,955,179)		9,616,736,191

		Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§ The DFA Short Term Investment Fund	38,790,633	448,846,415	4.6%

TOTAL INVESTMENTS—(100.0%) (Cost $12,130,724,546)		$10,065,582,606	102.5%

As of April 30, 2020, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	839	06/19/20	$112,740,633	$121,755,680	$9,015,047

Total Futures Contracts			$112,740,633	$121,755,680	$9,015,047

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$15,732,758	$644,341,687	—	$660,074,445
Austria	—	90,468,164	—	90,468,164
Belgium	—	175,899,766	—	175,899,766
Canada	945,255,795	1,338,076	—	946,593,871
China	—	1,979,623	—	1,979,623
Denmark	—	173,726,194	—	173,726,194
Finland	—	205,443,208	—	205,443,208
France	—	379,295,050	—	379,295,050
Germany	2,345,140	511,339,581	—	513,684,721
Greece	—	1,883	—	1,883
Hong Kong	—	297,652,854	—	297,652,854
Ireland	—	9,334,111	—	9,334,111
Israel	110,058	81,580,352	—	81,690,410
Italy	—	417,094,599	—	417,094,599
Japan	—	2,807,590,272	—	2,807,590,272
Netherlands	—	283,545,447	—	283,545,447
New Zealand	—	45,744,389	—	45,744,389
Norway	859,899	68,731,349	—	69,591,248
Portugal	—	26,414,245	—	26,414,245
Singapore	—	93,590,028	—	93,590,028
Spain	—	214,389,600	—	214,389,600
Sweden	1,303,414	253,619,119	—	254,922,533

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$488,560,744	—	$488,560,744
United Kingdom	—	1,353,745,986	—	1,353,745,986
United States	$2,175,091	1,793,712	—	3,968,803
Preferred Stocks
Germany	—	20,666,192	—	20,666,192
Rights/Warrants
Canada	—	796,798	—	796,798
Norway	—	266,662	—	266,662
Singapore	—	4,345	—	4,345
Securities Lending Collateral	—	448,846,415	—	448,846,415
Futures Contracts**	9,015,047	—	—	9,015,047

TOTAL.	$976,797,202	$9,097,800,451	—	$10,074,597,653

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.9%)
AUSTRALIA — (5.4%)
Other Securities		$149,950,863	5.7%

AUSTRIA — (0.6%)
Other Securities		16,604,447	0.6%

BELGIUM — (1.3%)
KBC Group NV	101,009	5,478,821	0.2%
Other Securities		29,199,146	1.1%

TOTAL BELGIUM		34,677,967	1.3%

CANADA — (8.4%)
# Bank of Nova Scotia (The)	102,743	4,124,104	0.2%
# Canadian Natural Resources, Ltd.	614,679	10,302,020	0.4%
* Kinross Gold Corp.	612,803	4,045,878	0.2%
Magna International, Inc.	156,616	6,112,722	0.2%
Royal Bank of Canada 2754383	73,948	4,549,134	0.2%
Other Securities		203,307,189	7.7%

TOTAL CANADA		232,441,047	8.9%

CHINA — (0.1%)
Other Securities		1,981,335	0.1%

DENMARK — (1.9%)
Pandora A.S	115,658	4,112,628	0.2%
Other Securities		49,365,901	1.8%

TOTAL DENMARK		53,478,529	2.0%

FINLAND — (1.6%)
Stora Enso Oyj, Class R	414,282	4,873,843	0.2%
Other Securities		40,320,414	1.5%

TOTAL FINLAND		45,194,257	1.7%

FRANCE — (6.7%)
Arkema SA	75,942	6,320,878	0.3%
Atos SE	75,281	5,383,656	0.2%
Cie de Saint-Gobain	157,949	4,202,692	0.2%
Cie Generale des Etablissements Michelin SCA	104,734	10,119,507	0.4%
Ingenico Group SA	33,185	4,175,262	0.2%
Orange SA	382,501	4,647,017	0.2%
Peugeot SA	392,822	5,568,502	0.2%
# Sanofi	49,489	4,833,775	0.2%
Total SA	344,730	12,235,286	0.5%
Other Securities		129,456,644	4.8%

TOTAL FRANCE		186,943,219	7.2%

GERMANY — (6.0%)
Allianz SE	40,989	7,543,257	0.3%
Bayer AG	75,182	4,944,672	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Commerzbank AG	1,107,916	$4,084,810	0.2%
# Daimler AG	153,503	5,250,261	0.2%
Other Securities		144,457,870	5.5%

TOTAL GERMANY		166,280,870	6.4%

HONG KONG — (2.4%)
Other Securities		67,618,426	2.6%

IRELAND — (0.8%)
CRH P.L.C., Sponsored ADR	340,667	10,260,890	0.4%
Other Securities		12,025,774	0.5%

TOTAL IRELAND		22,286,664	0.9%

ISRAEL — (1.0%)
Other Securities		26,314,066	1.0%

ITALY — (2.7%)
Other Securities		74,056,509	2.8%

JAPAN — (24.9%)
Honda Motor Co., Ltd.	181,235	4,401,139	0.2%
Inpex Corp.	617,500	3,986,019	0.2%
Mitsubishi Heavy Industries, Ltd.	191,000	4,897,933	0.2%
Mitsubishi UFJ Financial Group, Inc.	1,169,800	4,725,992	0.2%
SoftBank Group Corp.	134,600	5,769,306	0.2%
Toyota Motor Corp.	86,018	5,318,223	0.2%
# Toyota Motor Corp., Sponsored ADR	41,727	5,157,040	0.2%
Other Securities		656,590,625	25.0%

TOTAL JAPAN		690,846,277	26.4%

NETHERLANDS — (3.2%)
ASM International NV	41,559	4,594,777	0.2%
ASR Nederland NV	149,446	4,005,030	0.2%
# Koninklijke Ahold Delhaize NV	437,995	10,634,665	0.4%
Koninklijke DSM NV	33,749	4,136,340	0.2%
Randstad NV	112,767	4,538,369	0.2%
Other Securities		59,375,217	2.1%

TOTAL NETHERLANDS		87,284,398	3.3%

NEW ZEALAND — (0.5%)
Other Securities		13,262,094	0.5%

NORWAY — (0.7%)
Other Securities		20,128,144	0.8%

PORTUGAL — (0.2%)
Other Securities		6,592,609	0.3%

SINGAPORE — (0.9%)
Other Securities		25,131,062	1.0%

SPAIN — (1.9%)
Banco Bilbao Vizcaya Argentaria SA	1,469,339	4,802,943	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$48,698,024	1.8%

TOTAL SPAIN		53,500,967	2.0%

SWEDEN — (2.7%)
Other Securities		74,661,397	2.9%

SWITZERLAND — (7.1%)
Allreal Holding AG	22,133	4,111,025	0.2%
Baloise Holding AG	37,208	5,566,965	0.2%
Clariant AG	237,945	4,398,590	0.2%
Logitech International SA	88,147	4,245,446	0.2%
Nestle SA	126,847	13,434,368	0.5%
Novartis AG, Sponsored ADR	70,669	5,987,784	0.2%
Swiss Prime Site AG	48,702	4,636,747	0.2%
Zurich Insurance Group AG	15,735	4,988,850	0.2%
Other Securities		149,946,010	5.7%

TOTAL SWITZERLAND		197,315,785	7.6%

UNITED KINGDOM — (11.8%)
Anglo American P.L.C.	277,842	4,941,434	0.2%
BP P.L.C.	2,182,339	8,599,317	0.3%
# BP P.L.C., Sponsored ADR	248,133	5,905,569	0.2%
British American Tobacco P.L.C.	158,257	6,099,892	0.2%
HSBC Holdings P.L.C., Sponsored ADR	311,326	8,010,418	0.3%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	161,774	5,359,566	0.2%
Other Securities		288,323,811	11.1%

TOTAL UNITED KINGDOM		327,240,007	12.5%

UNITED STATES — (0.1%)
Other Securities		3,498,417	0.1%

TOTAL COMMON STOCKS		2,577,289,356	98.6%

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Volkswagen AG	37,898	5,272,792	0.2%
Other Securities		8,080,973	0.3%

TOTAL GERMANY		13,353,765	0.5%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		161,242	0.0%

SWEDEN — (0.0%)
Other Security		57	0.0%

FRANCE — (0.0%)
Other Security		747	0.0%

NORWAY — (0.0%)
Other Security		8,494	0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ISRAEL — (0.0%)
Other Security		$945	0.0%

TOTAL RIGHTS/WARRANTS		171,485	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,815,307,552)		2,590,814,606

		Value†
SECURITIES LENDING COLLATERAL — (6.6%)
@§ The DFA Short Term Investment Fund	15,781,260	182,604,958	7.0%

TOTAL INVESTMENTS—(100.0%) (Cost $2,997,878,251)		$2,773,419,564	106.1%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$921,453	$149,029,410	—	$149,950,863
Austria	—	16,604,447	—	16,604,447
Belgium	731,384	33,946,583	—	34,677,967
Canada	231,068,599	1,372,448	—	232,441,047
China	—	1,981,335	—	1,981,335
Denmark	—	53,478,529	—	53,478,529
Finland	—	45,194,257	—	45,194,257
France	212,628	186,730,591	—	186,943,219
Germany	6,389,572	159,891,298	—	166,280,870
Hong Kong	171,346	67,447,080	—	67,618,426
Ireland	10,260,890	12,025,774	—	22,286,664
Israel	3,191,845	23,122,221	—	26,314,066
Italy	3,126,873	70,929,636	—	74,056,509
Japan	11,226,754	679,619,523	—	690,846,277
Netherlands	6,674,699	80,609,699	—	87,284,398
New Zealand	9,951	13,252,143	—	13,262,094
Norway	53,860	20,074,284	—	20,128,144
Portugal	—	6,592,609	—	6,592,609
Singapore	—	25,131,062	—	25,131,062
Spain	1,914,109	51,586,858	—	53,500,967
Sweden	193,088	74,468,309	—	74,661,397
Switzerland	11,107,843	186,207,942	—	197,315,785
United Kingdom	40,682,331	286,557,676	—	327,240,007
United States	2,527,429	970,988	—	3,498,417
Preferred Stocks
Germany	—	13,353,765	—	13,353,765
Rights/Warrants
Canada	—	161,242	—	161,242
France	—	747	—	747
Israel	—	945	—	945
Norway	—	8,494	—	8,494

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$57	—	$57
Securities Lending Collateral	—	182,604,958	—	182,604,958

TOTAL	$330,464,654	$2,442,954,910	—	$2,773,419,564

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.2%)
AUSTRALIA — (5.4%)
BHP Group, Ltd.	247,858	$5,059,848	0.5%
CSL, Ltd.	56,488	11,259,598	1.2%
Other Securities		36,049,576	3.9%

TOTAL AUSTRALIA		52,369,022	5.6%

AUSTRIA — (0.1%)
Other Securities		694,233	0.1%

BELGIUM — (0.9%)
Other Securities		8,175,856	0.9%

CANADA — (8.5%)
Canadian National Railway Co.	51,046	4,230,182	0.5%
Canadian Natural Resources, Ltd.	318,823	5,339,103	0.6%
Other Securities		71,648,531	7.6%

TOTAL CANADA		81,217,816	8.7%

DENMARK — (1.9%)
Novo Nordisk A.S., Class B	216,287	13,796,949	1.5%
Other Securities		4,019,614	0.4%

TOTAL DENMARK		17,816,563	1.9%

FINLAND — (1.1%)
Other Securities		10,162,967	1.1%

FRANCE — (8.4%)
Cie Generale des Etablissements Michelin SCA	51,897	5,014,342	0.5%
# Kering SA	9,530	4,847,954	0.5%
Legrand SA	69,954	4,689,896	0.5%
LVMH Moet Hennessy Louis Vuitton SE	40,957	15,833,671	1.7%
Orange SA	342,562	4,161,797	0.5%
Vinci SA	81,013	6,636,741	0.7%
Other Securities		39,905,729	4.3%

TOTAL FRANCE		81,090,130	8.7%

GERMANY — (6.8%)
Adidas AG	20,625	4,721,730	0.5%
Bayer AG	95,267	6,265,649	0.7%
Deutsche Boerse AG	28,076	4,352,859	0.5%
Deutsche Telekom AG	486,363	7,110,440	0.8%
Fresenius Medical Care AG & Co. KGaA	51,411	4,029,106	0.4%
Infineon Technologies AG	230,358	4,282,568	0.5%
Other Securities		34,986,732	3.6%

TOTAL GERMANY		65,749,084	7.0%

HONG KONG — (2.8%)
Hong Kong Exchanges & Clearing, Ltd.	148,937	4,775,238	0.5%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$21,661,241	2.3%

TOTAL HONG KONG		26,436,479	2.8%

IRELAND — (0.4%)
Other Securities		4,136,693	0.4%

ISRAEL — (0.3%)
Other Securities		3,320,768	0.4%

ITALY — (1.6%)
Other Securities		15,793,641	1.7%

JAPAN — (23.0%)
Astellas Pharma, Inc.	273,900	4,530,072	0.5%
Daikin Industries, Ltd.	37,200	4,773,910	0.5%
Hoya Corp.	48,100	4,386,399	0.5%
Kao Corp.	72,100	5,560,084	0.6%
KDDI Corp.	316,700	9,172,984	1.0%
Murata Manufacturing Co., Ltd.	77,700	4,378,159	0.5%
NTT DOCOMO, Inc.	209,400	6,171,274	0.7%
Recruit Holdings Co., Ltd.	182,900	5,335,410	0.6%
SoftBank Group Corp.	210,400	9,018,291	1.0%
Sony Corp.	207,600	13,359,906	1.4%
Tokyo Electron, Ltd.	21,300	4,536,492	0.5%
Other Securities		149,782,959	15.8%

TOTAL JAPAN		221,005,940	23.6%

NETHERLANDS — (3.4%)
# Koninklijke Ahold Delhaize NV	232,175	5,637,287	0.6%
Unilever NV 904784709	127,954	6,323,487	0.7%
# Wolters Kluwer NV	81,646	6,013,420	0.6%
Other Securities		14,621,388	1.6%

TOTAL NETHERLANDS		32,595,582	3.5%

NEW ZEALAND — (0.2%)
Other Securities		2,118,288	0.2%

NORWAY — (0.6%)
Other Securities		6,078,049	0.6%

PORTUGAL — (0.1%)
Other Security		812,345	0.1%

SINGAPORE — (0.9%)
Other Securities		8,615,947	0.9%

SPAIN — (2.3%)
Amadeus IT Group SA	93,221	4,449,667	0.5%
Telefonica SA	938,160	4,289,722	0.4%
Other Securities		13,067,167	1.4%

TOTAL SPAIN		21,806,556	2.3%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.3%)
Other Securities		$22,397,256	2.4%

SWITZERLAND — (9.7%)
Geberit AG	11,413	5,103,926	0.6%
Givaudan SA	1,960	6,572,435	0.7%
Nestle SA	134,782	14,274,764	1.5%
Partners Group Holding AG	5,719	4,506,800	0.5%
Roche Holding AG CH0012032048	109,285	37,845,105	4.0%
Sika AG	34,004	5,624,573	0.6%
Other Securities		19,245,803	2.1%

TOTAL SWITZERLAND		93,173,406	10.0%

UNITED KINGDOM — (13.5%)
AstraZeneca P.L.C	28,081	2,937,048	0.3%
AstraZeneca P.L.C., Sponsored ADR	223,751	11,697,702	1.2%
Compass Group P.L.C	263,643	4,436,425	0.5%
# Diageo P.L.C., Sponsored ADR	75,348	10,447,000	1.1%
Experian P.L.C	150,867	4,530,591	0.5%
GlaxoSmithKline P.L.C	165,344	3,449,505	0.4%
# GlaxoSmithKline P.L.C., Sponsored ADR	286,876	12,068,873	1.3%
Imperial Brands P.L.C	295,822	6,223,637	0.7%
Rio Tinto P.L.C., Sponsored ADR	102,477	4,733,413	0.5%
SSE P.L.C	326,967	5,128,598	0.5%
# Unilever P.L.C., Sponsored ADR	145,820	7,563,683	0.8%
Other Securities		56,477,682	6.0%

TOTAL UNITED KINGDOM		129,694,157	13.8%

UNITED STATES — (0.0%)
Other Securities		259,540	0.0%

TOTAL COMMON STOCKS		905,520,318	96.7%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Volkswagen AG	29,443	4,096,439	0.5%
Other Securities		2,800,860	0.3%

TOTAL GERMANY		6,897,299	0.8%

TOTAL INVESTMENT SECURITIES (Cost $946,892,097)		912,417,617

		Value†
SECURITIES LENDING COLLATERAL — (5.1%)
@§ The DFA Short Term Investment Fund	4,229,097	48,934,877	5.2%

TOTAL INVESTMENTS—(100.0%) (Cost $995,818,175)		$961,352,494	102.7%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2020, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	124	06/19/20	$18,038,949	$17,994,880	$(44,069)

Total Futures Contracts			$18,038,949	$17,994,880	$(44,069)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,817,899	$48,551,123	—	$52,369,022
Austria	—	694,233	—	694,233
Belgium	—	8,175,856	—	8,175,856
Canada	81,217,816	—	—	81,217,816
Denmark	—	17,816,563	—	17,816,563
Finland	—	10,162,967	—	10,162,967
France	246,981	80,843,149	—	81,090,130
Germany	—	65,749,084	—	65,749,084
Hong Kong	—	26,436,479	—	26,436,479
Ireland	809,957	3,326,736	—	4,136,693
Israel	1,041,946	2,278,822	—	3,320,768
Italy	1,721,157	14,072,484	—	15,793,641
Japan	—	221,005,940	—	221,005,940
Netherlands	7,157,050	25,438,532	—	32,595,582
New Zealand	—	2,118,288	—	2,118,288
Norway	—	6,078,049	—	6,078,049
Portugal	—	812,345	—	812,345
Singapore	—	8,615,947	—	8,615,947
Spain	—	21,806,556	—	21,806,556
Sweden	89,518	22,307,738	—	22,397,256
Switzerland	44,128	93,129,278	—	93,173,406
United Kingdom	52,007,223	77,686,934	—	129,694,157
United States	259,540	—	—	259,540
Preferred Stocks
Germany	—	6,897,299	—	6,897,299
Securities Lending Collateral	—	48,934,877	—	48,934,877
Futures Contracts**	(44,069)	—	—	(44,069)

TOTAL	$148,369,146	$812,939,279	—	$961,308,425

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$131,427,902
Investment in Dimensional Emerging Markets Value Fund		62,275,642
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,275,535	18,201,885

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $263,331,166)		$211,905,429

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$211,905,429	—	—	$211,905,429

TOTAL	$211,905,429	—	—	$211,905,429

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.9%)
AUSTRALIA — (4.1%)
BHP Group, Ltd.	487,213	$9,946,113	0.3%
CSL, Ltd.	28,867	5,753,980	0.2%
Other Securities		115,932,096	3.7%

TOTAL AUSTRALIA		131,632,189	4.2%

AUSTRIA — (0.3%)
Other Securities		11,181,619	0.4%

BELGIUM — (0.8%)
Other Securities		26,588,100	0.8%

BRAZIL — (1.3%)
Vale SA	628,010	5,180,773	0.2%
Other Securities		36,070,564	1.1%

TOTAL BRAZIL		41,251,337	1.3%

CANADA — (6.2%)
Royal Bank of Canada 2754383	120,786	7,430,515	0.3%
Royal Bank of Canada 780087102	97,598	6,011,061	0.2%
Other Securities		188,341,992	5.9%

TOTAL CANADA		201,783,568	6.4%

CHILE — (0.2%)
Other Securities		6,428,696	0.2%

CHINA — (8.9%)
* Alibaba Group Holding, Ltd., Sponsored ADR	37,146	7,528,380	0.3%
China Construction Bank Corp., Class H	11,401,000	9,151,162	0.3%
China Mobile, Ltd.	1,070,500	8,605,810	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	8,084,000	5,420,396	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	878,500	8,939,843	0.3%
Tencent Holdings, Ltd.	442,200	23,246,203	0.8%
Other Securities		225,109,838	7.0%

TOTAL CHINA		288,001,632	9.2%

COLOMBIA — (0.1%)
Other Securities		1,985,914	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		1,155,478	0.0%

DENMARK — (1.4%)
Novo Nordisk A.S., Class B	151,133	9,640,775	0.3%
Other Securities		36,273,675	1.2%

TOTAL DENMARK		45,914,450	1.5%

EGYPT — (0.0%)
Other Securities		239,987	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.1%)
Other Securities		$36,071,125	1.1%

FRANCE — (5.3%)
# Air Liquide SA	40,713	5,172,758	0.2%
Cie Generale des Etablissements Michelin SCA	58,543	5,656,485	0.2%
LVMH Moet Hennessy Louis Vuitton SE	21,810	8,431,583	0.3%
Orange SA	455,998	5,539,935	0.2%
# Sanofi	55,205	5,392,078	0.2%
Total SA	331,214	11,755,571	0.4%
Vinci SA	66,251	5,427,410	0.2%
Other Securities		122,649,268	3.7%

TOTAL FRANCE		170,025,088	5.4%

GERMANY — (4.6%)
Allianz SE	29,730	5,471,249	0.2%
Bayer AG	149,078	9,804,764	0.3%
Daimler AG	180,199	6,163,344	0.2%
Deutsche Telekom AG	363,877	5,319,742	0.2%
Other Securities		120,866,785	3.8%

TOTAL GERMANY		147,625,884	4.7%

GREECE — (0.1%)
Other Securities		1,685,865	0.1%

HONG KONG — (2.0%)
AIA Group, Ltd.	562,200	5,159,740	0.2%
Other Securities		59,508,041	1.9%

TOTAL HONG KONG		64,667,781	2.1%

HUNGARY — (0.1%)
Other Securities		2,521,029	0.1%

INDIA — (2.9%)
Reliance Industries, Ltd.	306,222	5,945,755	0.2%
Other Securities		87,764,898	2.8%

TOTAL INDIA		93,710,653	3.0%

INDONESIA — (0.4%)
Other Securities		14,090,952	0.4%

IRELAND — (0.6%)
CRH P.L.C., Sponsored ADR	271,910	8,189,929	0.3%
Other Securities		10,883,988	0.3%

TOTAL IRELAND		19,073,917	0.6%

ISRAEL — (0.5%)
Other Securities		17,449,669	0.6%

ITALY — (1.7%)
Other Securities		54,849,497	1.7%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (17.3%)
Honda Motor Co., Ltd.	224,300	$5,446,936	0.2%
NTT DOCOMO, Inc.	181,600	5,351,974	0.2%
SoftBank Group Corp.	280,444	12,020,559	0.4%
Sony Corp.	104,000	6,692,824	0.2%
Toyota Motor Corp.	337,064	20,839,579	0.7%
Other Securities		510,637,859	16.1%

TOTAL JAPAN		560,989,731	17.8%

MALAYSIA — (0.6%)
Other Securities		19,667,007	0.6%

MEXICO — (0.6%)
Other Securities		18,691,191	0.6%

NETHERLANDS — (2.2%)
ASML Holding NV	20,610	5,944,542	0.2%
# Koninklijke Ahold Delhaize NV	345,795	8,396,012	0.3%
Other Securities		58,075,364	1.8%

TOTAL NETHERLANDS		72,415,918	2.3%

NEW ZEALAND — (0.3%)
Other Securities		10,646,919	0.3%

NORWAY — (0.5%)
Other Securities		16,738,423	0.5%

PERU — (0.0%)
Other Securities		319,654	0.0%

PHILIPPINES — (0.3%)
Other Securities		8,263,309	0.3%

POLAND — (0.3%)
Other Securities		8,034,263	0.3%

PORTUGAL — (0.1%)
Other Securities		4,730,060	0.2%

QATAR — (0.0%)
Other Securities		1,267,487	0.0%

RUSSIA — (0.3%)
Other Securities		9,438,384	0.3%

SAUDI ARABIA — (0.1%)
Other Securities		2,476,200	0.1%

SINGAPORE — (0.7%)
Other Securities		22,466,150	0.7%

SOUTH AFRICA — (1.4%)
Other Securities		45,294,936	1.4%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (3.7%)
Samsung Electronics Co., Ltd.	661,530	$27,200,477	0.9%
SK Hynix, Inc.	79,671	5,482,763	0.2%
Other Securities		87,086,174	2.7%

TOTAL SOUTH KOREA		119,769,414	3.8%

SPAIN — (1.5%)
Iberdrola S.A	547,344	5,444,852	0.2%
Other Securities		41,993,892	1.3%

TOTAL SPAIN		47,438,744	1.5%

SWEDEN — (1.9%)
Other Securities		61,416,461	2.0%

SWITZERLAND — (5.4%)
Nestle SA	285,492	30,236,463	1.0%
Novartis AG	114,537	9,774,410	0.3%
Roche Holding AG CH0012032048	58,789	20,358,475	0.7%
Other Securities		113,231,988	3.5%

TOTAL SWITZERLAND		173,601,336	5.5%

TAIWAN — (4.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	11,802,721	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR	134,422	7,141,841	0.3%
Other Securities		138,389,992	4.3%

TOTAL TAIWAN		157,334,554	5.0%

THAILAND — (0.7%)
Other Securities		23,530,700	0.7%

TURKEY — (0.2%)
Other Securities		6,748,233	0.2%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		1,132,042	0.0%

UNITED KINGDOM — (9.2%)
Anglo American P.L.C	363,018	6,456,293	0.2%
AstraZeneca P.L.C., Sponsored ADR	170,655	8,921,843	0.3%
BP P.L.C., Sponsored ADR	503,098	11,973,732	0.4%
GlaxoSmithKline P.L.C., Sponsored ADR	155,405	6,537,888	0.2%
# HSBC Holdings P.L.C., Sponsored ADR	274,328	7,058,459	0.2%
Rio Tinto P.L.C., Sponsored ADR	172,914	7,986,898	0.3%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	161,107	5,337,475	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	227,403	7,270,074	0.2%
Other Securities		235,714,195	7.4%

TOTAL UNITED KINGDOM		297,256,857	9.4%

UNITED STATES — (0.1%)
Other Securities		1,833,017	0.1%

TOTAL COMMON STOCKS		3,069,435,420	97.5%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.3%)
Other Securities		$9,270,181	0.3%

CHILE — (0.0%)
Other Securities		226,584	0.0%

COLOMBIA — (0.0%)
Other Securities		292,284	0.0%

GERMANY — (0.4%)
Volkswagen AG	43,057	5,990,570	0.2%
Other Securities		7,088,936	0.3%

TOTAL GERMANY		13,079,506	0.5%

SOUTH KOREA — (0.0%)
Other Security		1,271	0.0%

TOTAL PREFERRED STOCKS		22,869,826	0.8%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		42,746	0.0%

SWEDEN — (0.0%)
Other Security		55	0.0%

FRANCE — (0.0%)
Other Security		413	0.0%

TAIWAN — (0.0%)
Other Securities		4,424	0.0%

SOUTH KOREA — (0.0%)
Other Security		1,534	0.0%

NORWAY — (0.0%)
Other Security		10,126	0.0%

ISRAEL — (0.0%)
Other Security		928	0.0%

TOTAL RIGHTS/WARRANTS		60,226	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,551,670,846)		3,092,365,472

		Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	12,376,967	143,213,890	4.5%

TOTAL INVESTMENTS—(100.0%) (Cost $3,694,851,878)		$3,235,579,362	102.8%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2020, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	240	06/19/20	$33,202,977	$34,828,800	$1,625,823

Total Futures Contracts			$33,202,977	$34,828,800	$1,625,823

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,921,403	$129,710,786	—	$131,632,189
Austria	—	11,181,619	—	11,181,619
Belgium	530,088	26,058,012	—	26,588,100
Brazil	41,251,337	—	—	41,251,337
Canada	200,778,346	1,005,222	—	201,783,568
Chile	6,428,696	—	—	6,428,696
China	36,837,749	251,163,883	—	288,001,632
Colombia	1,985,914	—	—	1,985,914
Czech Republic	—	1,155,478	—	1,155,478
Denmark	338,436	45,576,014	—	45,914,450
Egypt	111,005	128,982	—	239,987
Finland	—	36,071,125	—	36,071,125
France	854,152	169,170,936	—	170,025,088
Germany	1,739,820	145,886,064	—	147,625,884
Greece	—	1,685,865	—	1,685,865
Hong Kong	79,216	64,588,565	—	64,667,781
Hungary	—	2,521,029	—	2,521,029
India	2,121,424	91,589,229	—	93,710,653
Indonesia	130,140	13,960,812	—	14,090,952
Ireland	8,189,929	10,883,988	—	19,073,917
Israel	2,199,240	15,250,429	—	17,449,669
Italy	229,294	54,620,203	—	54,849,497
Japan	2,419,930	558,569,801	—	560,989,731
Malaysia	—	19,667,007	—	19,667,007
Mexico	18,691,085	106	—	18,691,191
Netherlands	9,691,175	62,724,743	—	72,415,918
New Zealand	—	10,646,919	—	10,646,919
Norway	114,718	16,623,705	—	16,738,423
Peru	319,591	63	—	319,654
Philippines	177,829	8,085,480	—	8,263,309
Poland	—	8,034,263	—	8,034,263
Portugal	—	4,730,060	—	4,730,060
Qatar	—	1,267,487	—	1,267,487
Russia	4,960,710	4,477,674	—	9,438,384
Saudi Arabia	—	2,476,200	—	2,476,200
Singapore	—	22,466,150	—	22,466,150
South Africa	9,220,811	36,074,125	—	45,294,936
South Korea	544,466	119,224,948	—	119,769,414
Spain	410,658	47,028,086	—	47,438,744
Sweden	203,308	61,213,153	—	61,416,461

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	$5,915,376	$167,685,960	—	$173,601,336
Taiwan	7,303,970	150,030,584	—	157,334,554
Thailand	23,530,700	—	—	23,530,700
Turkey	—	6,748,233	—	6,748,233
United Arab Emirates	—	1,132,042	—	1,132,042
United Kingdom	73,985,288	223,271,569	—	297,256,857
United States	1,366,279	466,738	—	1,833,017
Preferred Stocks
Brazil	9,270,181	—	—	9,270,181
Chile	226,584	—	—	226,584
Colombia	292,284	—	—	292,284
Germany	—	13,079,506	—	13,079,506
South Korea	—	1,271	—	1,271
Rights/Warrants
Canada	—	42,746	—	42,746
France	—	413	—	413
Israel	—	928	—	928
Norway	—	10,126	—	10,126
South Korea	—	1,534	—	1,534
Sweden	—	55	—	55
Taiwan	—	4,424	—	4,424
Securities Lending Collateral	—	143,213,890	—	143,213,890
Futures Contracts**	1,625,823	—	—	1,625,823

TOTAL	$475,996,955	$2,761,208,230	—	$3,237,205,185

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	20,118,224	$445,819,848
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	22,996,702	249,744,186
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	5,315,168	91,739,791

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $773,893,842)		$787,303,825

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $177,591)	177,591	177,591

TOTAL INVESTMENTS — (100.0%) (Cost $774,071,433)		$787,481,416

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$787,303,825	—	—	$787,303,825
Temporary Cash Investments	177,591	—	—	177,591

TOTAL	$787,481,416	—	—	$787,481,416

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	7,617,975	$151,978,613
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	7,985,429	86,721,756
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,035,752	52,397,081

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $262,519,689)		$291,097,450

As of April 30, 2020, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
ILS	213,631	USD	60,358	Bank of America Corp.	05/26/20	$959
ILS	125,403	USD	34,578	Citibank, N.A.	05/26/20	1,416
USD	754,188	ILS	2,581,750	Goldman Sachs International	05/26/20	13,159
ILS	125,256	USD	34,603	Goldman Sachs International	05/26/20	1,349
ILS	115,957	USD	32,261	UBS AG	05/26/20	1,022
GBP	528,187	USD	660,946	Goldman Sachs International	06/12/20	4,410
USD	26,717,336	EUR	24,597,976	JP Morgan	07/13/20	53,698

Total Appreciation						$76,013
USD	4,404,218	ILS	7,124,849	Bank of America Corp.	05/26/20	$(135,418)
USD	530,046	NOK	5,670,968	Citibank, N.A.	05/26/20	(23,546)
ILS	243,866	USD	70,112	Goldman Sachs International	05/26/20	(117)
USD	44,221	NOK	457,280	UBS AG	05/26/20	(418)
USD	1,475,750	DKK	10,201,782	Citibank, N.A.	06/04/20	(23,314)
USD	827,363	GBP	662,353	Citibank, N.A.	06/12/20	(7,001)
USD	10,670,887	GBP	8,483,545	JP Morgan	06/12/20	(15,811)
USD	1,957,538	SEK	19,575,197	Bank of America Corp.	06/22/20	(49,909)
USD	19,199,436	JPY	2,058,996,881	JP Morgan	07/15/20	(7,997)
USD	662,353	SGD	944,072	Australia and New Zealand Banking Group Ltd.	07/21/20	(7,358)
USD	4,698,140	CAD	6,573,665	Bank of New York Mellon Corp.	07/24/20	(25,441)

Total (Depreciation)						$(296,330)

Total Appreciation (Depreciation)						$(220,317)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

As of April 30, 2020, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	26	06/19/20	$3,393,424	$3,773,120	$379,696

Total Futures Contracts			$3,393,424	$3,773,120	$379,696

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$291,097,450	—	—	$291,097,450
Forward Currency Contracts**	—	$(220,317)	—	(220,317)
Futures Contracts**	379,696	—	—	379,696

TOTAL	$291,477,146	$(220,317)	—	$291,256,829

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$5,272,327,074

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$5,272,327,074

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$4,747,312,967

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,747,312,967

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$13,239,873,998

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,239,873,998

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.8%)
BRAZIL — (4.7%)
Petroleo Brasileiro SA BRPETRACNOR9	19,448,656	$66,701,748	0.3%
Vale SA	20,424,690	168,493,647	0.8%
Other Securities		812,455,095	3.6%

TOTAL BRAZIL		1,047,650,490	4.7%

CANADA — (0.0%)
Other Security		5,871,512	0.0%

CHILE — (0.9%)
Other Securities		193,764,453	0.9%

CHINA — (29.8%)
* Alibaba Group Holding, Ltd., Sponsored ADR	1,943,544	393,898,062	1.8%
Anhui Conch Cement Co., Ltd., Class H	7,186,000	56,664,327	0.3%
* Baidu, Inc., Sponsored ADR	630,238	63,609,921	0.3%
Bank of China, Ltd., Class H	203,461,702	77,458,428	0.4%
China Construction Bank Corp., Class H	328,426,302	263,615,687	1.2%
China Merchants Bank Co., Ltd., Class H	19,361,646	91,625,283	0.4%
China Mobile, Ltd.	14,262,500	114,657,050	0.5%
# China Mobile, Ltd., Sponsored ADR	2,903,118	116,037,626	0.5%
China National Building Material Co., Ltd., Class H	42,434,150	53,006,436	0.3%
China Overseas Land & Investment, Ltd.	22,770,033	84,111,265	0.4%
China Petroleum & Chemical Corp., Class H	147,178,400	73,355,575	0.3%
China Resources Land, Ltd.	14,146,610	58,456,668	0.3%
China Shenhua Energy Co., Ltd., Class H	30,621,000	54,247,788	0.3%
CNOOC, Ltd.	66,903,000	73,969,398	0.3%
Country Garden Holdings Co., Ltd.	38,477,649	49,842,996	0.2%
Hengan International Group Co., Ltd.	5,586,122	49,677,071	0.2%
Industrial & Commercial Bank of China, Ltd., Class H	260,523,725	174,683,535	0.8%
NetEase, Inc., ADR	213,660	73,704,154	0.3%
PetroChina Co., Ltd., Class H	142,684,000	51,250,878	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	30,207,000	307,394,237	1.4%
Sunac China Holdings, Ltd.	15,572,000	69,657,468	0.3%
# Tencent Holdings, Ltd.	17,216,900	905,082,661	4.1%
* Vipshop Holdings, Ltd., ADR	3,141,441	50,043,155	0.2%
Yum China Holdings, Inc.	1,301,003	63,046,605	0.3%
Other Securities		3,226,770,763	14.6%

TOTAL CHINA		6,595,867,037	29.9%

COLOMBIA — (0.2%)
Other Securities		46,386,306	0.2%

CZECH REPUBLIC — (0.1%)
Other Securities		28,584,574	0.1%

EGYPT — (0.1%)
Other Securities		16,483,480	0.1%

GREECE — (0.3%)
Other Securities		54,539,492	0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (0.0%)
Other Securities		$2,871,950	0.0%

HUNGARY — (0.3%)
Other Securities		64,237,232	0.3%

INDIA — (11.2%)
* Bharti Airtel, Ltd.	8,619,250	58,726,670	0.3%
HDFC Bank Ltd.	5,989,118	78,506,215	0.4%
Hindustan Unilever, Ltd.	2,343,924	68,178,758	0.3%
Housing Development Finance Corp., Ltd.	2,926,564	74,032,639	0.4%
Infosys, Ltd.	11,809,081	110,311,585	0.5%
Infosys, Ltd., Sponsored ADR	7,138,068	65,884,368	0.3%
Reliance Industries, Ltd.	10,291,451	199,823,818	0.9%
Tata Consultancy Services, Ltd.	3,610,270	95,814,220	0.5%
Other Securities		1,734,642,702	7.7%

TOTAL INDIA		2,485,920,975	11.3%

INDONESIA — (2.2%)
Bank Central Asia Tbk PT	27,776,800	48,114,690	0.2%
Bank Rakyat Indonesia Persero Tbk PT	281,291,900	51,163,445	0.3%
Other Securities		382,306,861	1.7%

TOTAL INDONESIA		481,584,996	2.2%

MALAYSIA — (2.4%)
Other Securities		532,191,517	2.4%

MEXICO — (2.3%)
America Movil S.A.B. de C.V., Sponsored ADR, Class L	4,109,882	49,482,979	0.2%
Other Securities		448,220,655	2.1%

TOTAL MEXICO		497,703,634	2.3%

PERU — (0.1%)
Other Securities		26,174,872	0.1%

PHILIPPINES — (1.0%)
Other Securities		225,332,138	1.0%

POLAND — (1.0%)
Other Securities		213,479,209	1.0%

QATAR — (0.0%)
Other Securities		2,461,835	0.0%

RUSSIA — (1.2%)
Lukoil PJSC, Sponsored ADR	868,336	56,648,276	0.3%
Other Securities		218,370,565	0.9%

TOTAL RUSSIA		275,018,841	1.2%

SAUDI ARABIA — (0.2%)
Other Securities		38,330,207	0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (4.5%)
AngloGold Ashanti, Ltd., Sponsored ADR	2,133,810	$52,043,626	0.2%
FirstRand, Ltd.	23,309,342	50,872,744	0.2%
Gold Fields, Ltd., Sponsored ADR	9,705,473	71,238,172	0.3%
Naspers, Ltd., Class N	463,620	72,161,708	0.3%
# Standard Bank Group, Ltd.	9,354,999	51,618,058	0.2%
Other Securities		704,711,952	3.3%

TOTAL SOUTH AFRICA		1,002,646,260	4.5%

SOUTH KOREA — (13.6%)
Samsung Electronics Co., Ltd.	22,844,954	939,327,997	4.3%
SK Hynix, Inc.	2,407,473	165,676,393	0.8%
Other Securities		1,901,326,587	8.5%

TOTAL SOUTH KOREA		3,006,330,977	13.6%

TAIWAN — (17.3%)
Hon Hai Precision Industry Co., Ltd.	28,840,403	74,118,867	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	418,034,746	1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	8,390,486	445,786,521	2.0%
Other Securities		2,897,962,260	13.1%

TOTAL TAIWAN		3,835,902,394	17.4%

THAILAND — (2.6%)
Other Securities		575,635,632	2.6%

TURKEY — (0.8%)
Other Securities		167,181,989	0.8%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		3,635,768	0.0%

TOTAL COMMON STOCKS		21,425,787,770	97.0%

PREFERRED STOCKS — (1.2%)

BRAZIL — (1.2%)
Itau Unibanco Holding SA	13,245,417	55,462,246	0.3%
Petroleo Brasileiro SA BRPETRACNPR6	28,735,931	95,383,062	0.5%
Other Securities		105,571,558	0.4%

TOTAL BRAZIL		256,416,866	1.2%

CHILE — (0.0%)
Other Securities		5,576,026	0.0%

COLOMBIA — (0.0%)
Other Securities		9,773,477	0.0%

SOUTH KOREA — (0.0%)
Other Securities		467,909	0.0%

TOTAL PREFERRED STOCKS		272,234,278	1.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
Other Securities		$95,250	0.0%

TOTAL INVESTMENT SECURITIES (Cost $22,044,284,778)		21,698,117,298

		Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	38,123,229	441,123,888	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $22,485,296,596)		$22,139,241,186	100.2%

As of April 30, 2020, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,071,489	$29,441,750	$2,370,261
S&P 500® Emini Index	2,211	06/19/20	312,655,993	320,860,320	8,204,327

Total Futures Contracts			$339,727,482	$350,302,070	$10,574,588

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,047,650,490	—	—	$1,047,650,490
Canada	5,871,512	—	—	5,871,512
Chile	193,764,453	—	—	193,764,453
China	1,140,858,148	$5,455,008,889	—	6,595,867,037
Colombia	46,386,306	—	—	46,386,306
Czech Republic	—	28,584,574	—	28,584,574
Egypt	1,775,362	14,708,118	—	16,483,480
Greece	—	54,539,492	—	54,539,492
Hong Kong	—	2,871,950	—	2,871,950
Hungary	230,994	64,006,238	—	64,237,232
India	124,775,575	2,361,145,400	—	2,485,920,975
Indonesia	21,176,819	460,408,177	—	481,584,996
Malaysia	8,377	532,183,140	—	532,191,517
Mexico	497,691,904	11,730	—	497,703,634
Peru	26,173,849	1,023	—	26,174,872
Philippines	6,274,026	219,058,112	—	225,332,138
Poland	—	213,479,209	—	213,479,209
Qatar	—	2,461,835	—	2,461,835
Russia	34,874,874	240,143,967	—	275,018,841
Saudi Arabia	—	38,330,207	—	38,330,207
South Africa	188,698,007	813,948,253	—	1,002,646,260
South Korea	48,884,925	2,957,446,052	—	3,006,330,977

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	$464,912,226	$3,370,990,168	—	$3,835,902,394
Thailand	575,614,655	20,977	—	575,635,632
Turkey	763,993	166,417,996	—	167,181,989
United Arab Emirates	—	3,635,768	—	3,635,768
Preferred Stocks
Brazil	256,416,866	—	—	256,416,866
Chile	5,576,026	—	—	5,576,026
Colombia	9,773,477	—	—	9,773,477
South Korea	—	467,909	—	467,909
Rights/Warrants
Taiwan	—	95,250	—	95,250
Securities Lending Collateral	—	441,123,888	—	441,123,888
Futures Contracts**	10,574,588	—	—	10,574,588

TOTAL	$4,708,727,452	$17,441,088,322	—	$22,149,815,774

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
BELGIUM — (0.1%)
Other Security		$118,284	0.1%

BRAZIL — (5.5%)
* BRF SA	94,895	338,372	0.2%
Cosan SA	37,681	418,116	0.3%
Hypera SA	90,300	482,893	0.4%
Petrobras Distribuidora SA	141,572	508,450	0.4%
Sul America SA	82,071	675,385	0.5%
Ultrapar Participacoes SA	186,070	496,150	0.4%
Other Securities		3,766,911	2.6%

TOTAL BRAZIL		6,686,277	4.8%

CANADA — (0.1%)
Other Security		78,114	0.1%

CHILE — (0.4%)
Other Securities		480,338	0.3%

CHINA — (25.6%)
Beijing Enterprises Holdings, Ltd.	99,500	352,487	0.3%
Brilliance China Automotive Holdings, Ltd.	498,000	460,768	0.3%
China Communications Services Corp., Ltd., Class H	470,000	335,022	0.3%
China Jinmao Holdings Group, Ltd.	788,000	554,800	0.4%
China National Building Material Co., Ltd., Class H	820,000	1,024,299	0.7%
China Resources Cement Holdings, Ltd.	382,000	519,789	0.4%
China Taiping Insurance Holdings Co., Ltd.	254,800	429,592	0.3%
CIFI Holdings Group Co., Ltd.	484,129	369,844	0.3%
Fosun International, Ltd.	524,500	658,492	0.5%
Great Wall Motor Co., Ltd., Class H	519,000	346,981	0.3%
Kingboard Holdings, Ltd.	143,500	350,076	0.3%
Kunlun Energy Co., Ltd.	726,000	472,986	0.4%
KWG Group Holdings, Ltd.	254,000	375,741	0.3%
#* Semiconductor Manufacturing International Corp.	515,500	967,563	0.7%
Shenzhen International Holdings, Ltd.	186,500	360,450	0.3%
Shimao Property Holdings, Ltd.	182,500	741,839	0.5%
* SINA Corp.	10,908	368,363	0.3%
Sinopharm Group Co., Ltd., Class H	218,800	589,963	0.4%
Other Securities		21,880,995	15.4%

TOTAL CHINA		31,160,050	22.4%

COLOMBIA — (0.2%)
Other Securities		194,745	0.1%

GREECE — (0.3%)
Other Securities		392,500	0.3%

HONG KONG — (0.0%)
Other Securities		19,000	0.0%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (11.4%)
Aurobindo Pharma, Ltd.	51,632	$422,266	0.3%
Cipla, Ltd.	54,009	420,617	0.3%
Dr Reddy’s Laboratories, Ltd.	7,033	363,800	0.3%
Grasim Industries, Ltd.	62,073	414,494	0.3%
Hindalco Industries, Ltd.	206,621	349,921	0.3%
UPL, Ltd.	75,705	411,897	0.3%
Zee Entertainment Enterprises, Ltd.	163,180	342,538	0.3%
Other Securities		11,133,738	7.9%

TOTAL INDIA		13,859,271	10.0%

INDONESIA — (1.5%)
Other Securities		1,829,525	1.3%

MALAYSIA — (2.7%)
Genting Malaysia Bhd	626,800	344,531	0.3%
Other Securities		2,948,628	2.1%

TOTAL MALAYSIA		3,293,159	2.4%

MEXICO — (2.3%)
Cemex S.A.B. de C.V	3,034,480	642,125	0.5%
Grupo Televisa S.A.B	416,261	440,942	0.3%
Other Securities		1,700,690	1.2%

TOTAL MEXICO		2,783,757	2.0%

PHILIPPINES — (1.1%)
Other Securities		1,310,933	0.9%

POLAND — (1.1%)
Other Securities		1,281,448	0.9%

QATAR — (0.2%)
Other Securities		224,817	0.2%

RUSSIA — (1.2%)
Other Securities		1,493,213	1.1%

SAUDI ARABIA — (0.1%)
Other Securities		122,637	0.1%

SOUTH AFRICA — (4.0%)
* Sibanye Stillwater, Ltd.	270,052	550,142	0.4%
Other Securities		4,268,501	3.1%

TOTAL SOUTH AFRICA		4,818,643	3.5%

SOUTH KOREA — (13.7%)
Samsung Securities Co., Ltd.	14,514	359,633	0.3%
Other Securities		16,315,336	11.7%

TOTAL SOUTH KOREA		16,674,969	12.0%

TAIWAN — (22.8%)
AU Optronics Corp.	2,215,000	582,502	0.4%
Compal Electronics, Inc.	1,071,000	682,756	0.5%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (Continued)
Foxconn Technology Co., Ltd.	236,000	$453,142	0.3%
Innolux Corp.	2,111,000	458,518	0.3%
Inventec Corp.	597,000	469,077	0.3%
Lite-On Technology Corp.	500,000	776,975	0.6%
Pou Chen Corp.	566,000	532,999	0.4%
Synnex Technology International Corp.	317,000	423,066	0.3%
Taiwan Business Bank	1,111,600	402,676	0.3%
Teco Electric and Machinery Co., Ltd.	430,000	386,938	0.3%
Unimicron Technology Corp.	304,000	430,562	0.3%
Winbond Electronics Corp.	764,000	354,516	0.3%
Wistron Corp.	675,000	632,976	0.5%
Other Securities		21,146,232	15.1%

TOTAL TAIWAN		27,732,935	19.9%

THAILAND — (3.4%)
Other Securities		4,109,436	3.0%

TURKEY — (1.0%)
Other Securities		1,253,376	0.9%

UNITED ARAB EMIRATES — (0.0%)
Other Security		30,492	0.0%

TOTAL COMMON STOCKS		119,947,919	86.3%

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.9%)
Gerdau SA	158,000	341,110	0.3%
Other Securities		683,810	0.4%

TOTAL BRAZIL		1,024,920	0.7%

COLOMBIA — (0.0%)
Other Security		52,629	0.0%

TOTAL PREFERRED STOCKS		1,077,549	0.7%

RIGHTS/WARRANTS — (0.0%)

TAIWAN — (0.0%)
Other Securities		872	0.0%

TOTAL INVESTMENT SECURITIES (Cost $140,670,308)		121,026,340

		Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	43,307	501,100	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $141,171,223)		$121,527,440	87.4%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2020, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	119	06/19/20	$17,547,170	$17,269,280	$(277,890)

Total Futures Contracts			$17,547,170	$17,269,280	$(277,890)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$118,284	—	$118,284
Brazil	$6,686,277	—	—	6,686,277
Canada	78,114	—	—	78,114
Chile	480,338	—	—	480,338
China	1,335,699	29,824,351	—	31,160,050
Colombia	194,745	—	—	194,745
Greece	—	392,500	—	392,500
Hong Kong	—	19,000	—	19,000
India	40,847	13,818,424	—	13,859,271
Indonesia	—	1,829,525	—	1,829,525
Malaysia	—	3,293,159	—	3,293,159
Mexico	2,783,757	—	—	2,783,757
Philippines	—	1,310,933	—	1,310,933
Poland	—	1,281,448	—	1,281,448
Qatar	—	224,817	—	224,817
Russia	1,360,257	132,956	—	1,493,213
Saudi Arabia	—	122,637	—	122,637
South Africa	863,653	3,954,990	—	4,818,643
South Korea	—	16,674,969	—	16,674,969
Taiwan	—	27,732,935	—	27,732,935
Thailand	4,109,436	—	—	4,109,436
Turkey	—	1,253,376	—	1,253,376
United Arab Emirates	—	30,492	—	30,492
Preferred Stocks
Brazil	1,024,920	—	—	1,024,920
Colombia	52,629	—	—	52,629
Rights/Warrants
Taiwan	—	872	—	872
Securities Lending Collateral	—	501,100	—	501,100
Futures Contracts**	(277,890)	—	—	(277,890)

TOTAL	$18,732,782	$102,516,768	—	$121,249,550

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$38,563	$9,806,410
Investment Securities at Value (including $284,331, $1,603,562, $0 and $0 of securities on loan, respectively)	$4,642,612	$23,097,100	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $255,104, $1,338,338, $0 and $0, respectively)	255,153	1,338,595	—	—
Segregated Cash for Futures Contracts	6,960	31,188	—	7,200
Foreign Currencies at Value	38,532	201,747	—	—
Cash	49,119	123,752	28	81,128
Receivables:
Investment Securities Sold	6,332	78,832	—	—
Dividends, Interest and Tax Reclaims	22,781	124,247	—	—
Securities Lending Income	326	2,785	—	—
Fund Shares Sold	3,554	33,760	94	12,740
Futures Margin Variation	—	—	—	1,888
Unrealized Gain on Foreign Currency Contracts	11	48	—	—
Prepaid Expenses and Other Assets	42	213	14	90

Total Assets	5,025,422	25,032,267	38,699	9,909,456

LIABILITIES:
Payables:
Upon Return of Securities Loaned	255,169	1,338,602	—	—
Investment Securities Purchased	166	1,681	—	—
Fund Shares Redeemed	11,642	60,112	331	10,769
Due to Advisor	671	4,991	1	2,902
Futures Margin Variation	1,120	6,363	—	—
Unrealized Loss on Foreign Currency Contracts	—	123	—	—
Accrued Expenses and Other Liabilities	523	2,558	17	675

Total Liabilities	269,291	1,414,430	349	14,346

NET ASSETS	$4,756,131	$23,617,837	$38,350	$9,895,110

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,756,131; $23,617,837; $38,350 and $9,895,110 and shares outstanding of 248,221,815, 2,174,698,944, 4,267,144 and 673,642,306, respectively	$19.16	$10.86	$8.99	$14.69

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$45,187	N/A

Investment Securities at Cost	$4,585,827	$25,542,308	N/A	N/A

Foreign Currencies at Cost	$37,530	$198,617	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$5,005,828	$26,867,826	$44,843	$11,396,770
Total Distributable Earnings (Loss)	(249,697)	(3,249,989)	(6,493)	(1,501,660)

NET ASSETS	$4,756,131	$23,617,837	$38,350	$9,895,110

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$503,309	$296,611	$17,937	$480,072
Receivables:
Fund Shares Sold	19	—	—	39
Prepaid Expenses and Other Assets	14	12	11	20

Total Assets	503,342	296,623	17,948	480,131

LIABILITIES:
Payables:
Fund Shares Redeemed	4	12	—	85
Due to Advisor	143	80	2	136
Accrued Expenses and Other Liabilities	36	27	22	35

Total Liabilities	183	119	24	256

NET ASSETS	$503,159	$296,504	$17,924	$479,875

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $503,159; $296,504; $17,924 and $479,875 and shares outstanding of 24,443,668, 17,960,262, 902,832 and 23,079,255, respectively	$20.58	$16.51	$19.85	$20.79

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$519,970	$395,283	$21,582	$554,752
Total Distributable Earnings (Loss)	(16,811)	(98,779)	(3,658)	(74,877)

NET ASSETS	$503,159	$296,504	$17,924	$479,875

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,299,142	—	—
Investment Securities at Value (including $203,445, $80,978, $505,309 and $218,861 of securities on loan, respectively)	$4,487,247	3,840,573	$9,616,737	$2,590,815
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $192,302, $83,636, $448,769 and $182,571, respectively)	192,347	83,654	448,846	182,605
Segregated Cash for Futures Contracts	6,816	—	10,068	—
Foreign Currencies at Value	18,673	—	135,387	1,410
Cash	60,162	4,612	25,299	34
Receivables:
Investment Securities Sold	18,354	—	15,054	15,755
Dividends, Interest and Tax Reclaims	29,709	2,387	77,732	15,707
Securities Lending Income	745	62	1,309	396
Fund Shares Sold	19,816	8,809	11,103	5,200
Futures Margin Variation	—	—	1,701	—
Unrealized Gain on Foreign Currency Contracts	—	—	—	13
Prepaid Expenses and Other Assets	33	82	77	68

Total Assets	4,833,902	7,239,321	10,343,313	2,812,003

LIABILITIES:
Payables:
Upon Return of Securities Loaned	192,377	83,695	448,800	182,584
Investment Securities Purchased	11,261	—	5,283	205
Fund Shares Redeemed	5,429	10,468	64,804	5,415
Due to Advisor	863	660	4,546	868
Line of Credit	—	—	—	9,590
Futures Margin Variation	1,096	—	—	—
Unrealized Loss on Foreign Currency Contracts	5	—	33	113
Accrued Expenses and Other Liabilities	522	238	1,582	314

Total Liabilities	211,553	95,061	525,048	199,089

NET ASSETS	$4,622,349	$7,144,260	$9,818,265	$2,612,914

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,622,349; $7,144,260; $9,818,265 and $2,612,914 and shares outstanding of 1,294,105,989, 765,476,057, 687,813,669 and 279,000,014, respectively	$3.57	$9.33	$14.27	$9.37

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,784,479	$—	$—

Investment Securities at Cost	$5,276,486	$3,855,618	$11,681,955	$2,815,308

Foreign Currencies at Cost	$18,497	$—	$133,894	$1,398

NET ASSETS CONSIST OF:
Paid-In Capital	$6,730,774	$7,646,769	$12,244,553	$2,898,751
Total Distributable Earnings (Loss)	(2,108,425)	(502,509)	(2,426,288)	(285,837)

NET ASSETS	$4,622,349	$7,144,260	$9,818,265	$2,612,914

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$211,905	—
Investment Securities at Value (including $71,434, $0 and $188,772 of securities on loan, respectively)	$912,417	—	$3,092,365
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $48,926, $0 and $143,181, respectively)	48,935	—	143,214
Segregated Cash for Futures Contracts	1,488	—	2,880
Foreign Currencies at Value	349	—	30,139
Cash	42,223	101	4,696
Receivables:
Investment Securities Sold	—	—	7,589
Dividends, Interest and Tax Reclaims	2,741	—	13,442
Securities Lending Income	37	—	333
Fund Shares Sold	5,453	2	4,133
Futures Margin Variation	1,036	—	—
Unrealized Gain on Foreign Currency Contracts	19	—	7
Prepaid Expenses and Other Assets	63	14	87

Total Assets	1,014,761	212,022	3,298,885

LIABILITIES:
Payables:
Upon Return of Securities Loaned	48,931	—	143,218
Investment Securities Purchased	24,139	—	181
Fund Shares Redeemed	4,967	992	6,398
Due to Advisor	167	74	719
Futures Margin Variation	—	—	463
Unrealized Loss on Foreign Currency Contracts	24	—	—
Accrued Expenses and Other Liabilities	79	19	530

Total Liabilities	78,307	1,085	151,509

NET ASSETS	$936,454	$210,937	$3,147,376

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $936,454; $210,937 and $3,147,376 and shares outstanding of 98,442,538, 25,092,791 and 340,288,542, respectively	$9.51	$8.41	$9.25

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$263,331	$—

Investment Securities at Cost	$946,892	N/A	$3,551,671

Foreign Currencies at Cost	$346	$—	$29,994

NET ASSETS CONSIST OF:
Paid-In Capital	$979,094	$270,021	$3,655,735
Total Distributable Earnings (Loss)	(42,640)	(59,084)	(508,359)

NET ASSETS	$936,454	$210,937	$3,147,376

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$787,303	$291,097	$5,272,327	$4,747,313
Temporary Cash Investments at Value & Cost	178	—	—	—
Segregated Cash for Futures Contracts	—	312	—	—
Cash	—	3,108	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	780	—	—
Fund Shares Sold	111	590	6,518	2,384
Unrealized Gain on Forward Currency Contracts	—	76	—	—
Prepaid Expenses and Other Assets	22	15	68	43

Total Assets	787,614	295,978	5,278,913	4,749,740

LIABILITIES:
Payables:
Fund Shares Redeemed	1,337	436	9,015	48,678
Due to Advisor	36	8	1,108	1,491
Futures Margin Variation	—	50	—	—
Unrealized Loss on Forward Currency Contracts	—	296	—	—
Accrued Expenses and Other Liabilities	34	32	255	273

Total Liabilities	1,407	822	10,378	50,442

NET ASSETS	$786,207	$295,156	$5,268,535	$4,699,298

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $786,207; $295,156; $5,268,535 and $4,699,298 and shares outstanding of 54,825,612, 20,778,194, 224,565,042 and 289,035,916, respectively	$14.34	$14.21	$23.46	$16.23

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$773,894	$262,520	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$785,058	$268,792	$4,564,056	$5,826,999
Total Distributable Earnings (Loss)	1,149	26,364	704,479	(1,127,701)

NET ASSETS	$786,207	$295,156	$5,268,535	$4,699,298

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$13,239,874	—	—
Investment Securities at Value (including $0, $977,158 and $2,132 of securities on loan, respectively)	—	$21,698,117	$121,026
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $441,012 and $501, respectively)	—	441,124	501
Segregated Cash for Futures Contracts	—	30,107	1,428
Foreign Currencies at Value	—	174,998	1,320
Cash	—	187,632	29,153
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	48,366	1,837
Dividends and Interest	—	33,075	112
Securities Lending Income	—	2,600	6
Fund Shares Sold	10,817	29,869	440
Unrealized Gain on Foreign Currency Contracts	—	6	—
Prepaid Expenses and Other Assets	73	180	29

Total Assets	13,250,764	22,646,074	155,852

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	441,098	501
Investment Securities/Affiliated Investment Companies Purchased	—	21,472	12,331
Fund Shares Redeemed	105,906	71,448	2,104
Due to Advisor	3,636	7,273	58
Futures Margin Variation	—	9,563	1,744
Accrued Expenses and Other Liabilities	871	5,058	88

Total Liabilities	110,413	555,912	16,826

NET ASSETS	$13,140,351	$22,090,162	$139,026

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $22,686; $0 and $0 and shares outstanding of 1,045,798, 0 and 0, respectively	$21.69	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A

Institutional Class Shares — based on net assets of $13,117,665; $22,090,162 and $139,026 and shares outstanding of 600,341,371, 1,279,862,718 and 17,116,788, respectively	$21.85	$17.26	$8.12

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000

Investment Securities at Cost	N/A	$22,044,285	$140,670

Foreign Currencies at Cost	$—	$174,382	$1,320

NET ASSETS CONSIST OF:
Paid-In Capital	$17,133,978	$24,770,164	$160,593
Total Distributable Earnings (Loss)	(3,993,627)	(2,680,002)	(21,567)

NET ASSETS	$13,140,351	$22,090,162	$139,026

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies Dividends (Net of Foreign Taxes Withheld of $0, $0, $18 and $11,776, respectively)	—	—	$183	$127,623
Income from Securities Lending	—	—	23	11,114
Expenses Allocated from Affiliated Investment Companies	—	—	(14)	(6,934)

Income Distributions Received from Affiliated Investment Companies	—	—	127	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	319	131,803

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,699, $33,756, $0 and $0, respectively)	$63,909	$340,489	—	—
Income from Securities Lending	1,281	14,026	—	—

Total Fund Investment Income.	65,190	354,515	—	—

Fund Expenses
Investment Management Fees	4,977	37,256	87	23,434
Accounting & Transfer Agent Fees	446	2,583	10	793
Custodian Fees	164	945	1	2
Filing Fees	92	513	12	87
Shareholders’ Reports	103	374	4	262
Directors’/Trustees’ Fees & Expenses	13	76	—	32
Professional Fees	42	241	—	19
Other	50	308	1	(47)

Total Fund Expenses	5,887	42,296	115	24,582

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	438	(72)	—
Fees Paid Indirectly (Note C)	(159)	(346)	—	—

Net Expenses	5,728	42,388	43	24,582

Net Investment Income (Loss)	59,462	312,127	276	107,221

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	535	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(203,690)	(313,749)	—	—
Affiliated Investment Companies Shares Sold	(85)	(212)	(267)	—
Transactions Allocated from Affiliated Investment Company**	—	—	(330)	(102,924)
Futures	3,794	9,948	18	(2,459)
Foreign Currency Transactions	1,086	(1,295)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(752,951)	(5,291,197)	4,792	—
Affiliated Investment Companies Shares	35	123	(8,886)	—
Transactions Allocated from Affiliated Investment Company	—	—	(2,547)	(2,092,848)
Futures	4,261	29,134	—	3,510
Translation of Foreign Currency-Denominated Amounts	53	128	—	—

Net Realized and Unrealized Gain (Loss)	(947,497)	(5,567,120)	(6,685)	(2,194,721)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(888,035)	$(5,254,993)	$(6,409)	$(2,087,500)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $826, $82, $2 and $617, respectively)	$7,443	$3,951	$344	$3,827
Income from Securities Lending	437	452	4	702
Expenses Allocated from Affiliated Investment Companies	(324)	(187)	(13)	(360)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	7,556	4,216	335	4,169

Fund Expenses
Investment Management Fees	1,336	739	56	1,500
Accounting & Transfer Agent Fees	56	37	8	68
Filing Fees	12	10	9	18
Shareholders’ Reports	7	5	4	8
Directors’/Trustees’ Fees & Expenses	2	1	—	2
Professional Fees	—	—	2	1
Other	(2)	(1)	—	(2)

Total Fund Expenses	1,411	791	79	1,595

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(272)	(150)	(26)	(305)

Net Expenses	1,139	641	53	1,290

Net Investment Income (Loss)	6,417	3,575	282	2,879

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	3,391	(3,037)	120	(4,648)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(81,269)	(54,661)	(5,019)	(118,454)

Net Realized and Unrealized Gain (Loss)	(77,878)	(57,698)	(4,899)	(123,102)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(71,461)	$(54,123)	$(4,617)	$(120,223)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$393,415	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	393,415	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $15,032, $0, $13,557 and $3,508, respectively)	$112,992	84,245	$169,898	$34,136
Income from Securities Lending	2,280	392	8,450	1,772

Total Fund Investment Income	115,272	84,637	178,348	35,908

Fund Expenses
Investment Management Fees	6,922	8,439	38,487	5,736
Accounting & Transfer Agent Fees	365	569	1,118	279
Custodian Fees	212	16	577	152
Filing Fees	35	118	125	62
Shareholders’ Reports	80	213	259	59
Directors’/Trustees’ Fees & Expenses	15	22	34	7
Professional Fees	50	24	110	24
Other	29	(20)	159	39

Total Fund Expenses	7,708	9,381	40,869	6,358

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(4,317)	—	—
Fees Paid Indirectly (Note C)	(255)	—	(670)	(74)

Net Expenses	7,453	5,064	40,199	6,284

Net Investment Income (Loss)	107,819	472,988	138,149	29,624

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	1,750	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(29,028)	64	(274,629)	(27,155)
Affiliated Investment Companies Shares Sold	(48)	28,715	(8)	(13)
Futures	(8,521)	—	6,266	(11,375)
Foreign Currency Transactions	(1,191)	—	(1,171)	5
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,805,520)	(907,120)	(2,553,137)	(468,464)
Affiliated Investment Companies Shares	28	(1,582,969)	(3)	21
Futures	18,327	—	6,261	—
Translation of Foreign Currency-Denominated Amounts	825	—	(840)	31

Net Realized and Unrealized Gain (Loss)	(1,825,128)	(2,459,560)	(2,817,261)	(506,950)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,717,309)	$(1,986,572)	$(2,679,112)	$(477,326)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $363 and $0, respectively)	—	$3,210	—
Income from Securities Lending	—	59	—
Expenses Allocated from Affiliated Investment Companies	—	(228)	—

Income Distributions Received from Affiliated Investment Companies	—	394	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	3,435	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $906, $0 and $4,234, respectively)	$8,542	—	$39,928
Income from Securities Lending	138	—	1,611

Total Fund Investment Income	8,680	—	41,539

Fund Expenses
Investment Management Fees	903	617	5,524
Accounting & Transfer Agent Fees	82	17	344
Custodian Fees	43	—	332
Filing Fees	84	17	98
Shareholders’ Reports	16	6	69
Directors’/Trustees’ Fees & Expenses	2	1	9
Professional Fees	4	2	44
Other	4	1	45

Total Fund Expenses	1,138	661	6,465

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	25	(178)	—
Fees Paid Indirectly (Note C)	(45)	—	(52)

Net Expenses	1,118	483	6,413

Net Investment Income (Loss)	7,562	2,952	35,126

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	440	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(976)	—	(34,085)
Affiliated Investment Companies Shares Sold	(4)	(985)	(26)
Transactions Allocated from Affiliated Investment Company**	—	(6,089)	—
Futures	1,920	99	7,383
Foreign Currency Transactions	16	—	130
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(69,700)	(196)	(639,509)
Affiliated Investment Companies Shares	7	(5,416)	21
Transactions Allocated from Affiliated Investment Company	—	(56,877)	—
Futures	(44)	—	1,626
Translation of Foreign Currency-Denominated Amounts	18	—	(50)

Net Realized and Unrealized Gain (Loss)	(68,763)	(69,024)	(664,510)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(61,201)	$(66,072)	$(629,384)

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $7,025 and $5,494, respectively)	—	$34	$51,534	$49,420
Interest	—	—	52	87
Income from Securities Lending	—	—	1,860	14,438
Expenses Allocated from Affiliated Investment Companies	—	—	(3,763)	(7,356)

Income Distributions Received from Affiliated Investment Companies	$7,416	2,907	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	7,416	2,941	49,683	56,589

Fund Expenses
Investment Management Fees	1,235	517	11,429	18,839
Accounting & Transfer Agent Fees	63	42	281	355
Custodian Fees	—	2	—	—
Filing Fees	29	14	40	35
Shareholders’ Reports	9	9	120	100
Directors’/Trustees’ Fees & Expenses	2	1	15	16
Professional Fees	2	1	6	7
Other	—	(1)	(27)	(25)

Total Fund Expenses	1,340	585	11,864	19,327

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(1,090)	(394)	(2,823)	(5,924)

Net Expenses	250	191	9,041	13,403

Net Investment Income (Loss)	7,166	2,750	40,642	43,186

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	8,146	4,098	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(8,872)	(3,752)	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	(45,938)	(263,958)
Futures	(122)	(474)	—	—
Forward Currency Contracts	—	1,631	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(106,653)	(49,454)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	(788,098)	(898,914)
Futures	—	328	—	—
Forward Currency Contracts	—	264	—	—

Net Realized and Unrealized Gain (Loss)	(107,501)	(47,359)	(834,036)	(1,162,872)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(100,335)	$(44,609)	$(793,394)	$(1,119,686)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $22,419, $0 and $0, respectively)	$157,570	—	—
Interest	132	—	—
Income from Securities Lending	5,068	—	—
Expenses Allocated from Affiliated Investment Companies	(11,089)	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	151,681	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $32,988 and $120, respectively)	—	$246,435	$1,032
Income from Securities Lending	—	18,489	26

Total Fund Investment Income	—	264,924	1,058

Fund Expenses
Investment Management Fees	38,341	61,137	391
Accounting & Transfer Agent Fees	630	2,222	19
Custodian Fees	—	3,995	34
Shareholder Servicing Fees
Class R2 Shares	33	—	—
Filing Fees	152	340	31
Shareholders’ Reports	193	440	13
Directors’/Trustees’ Fees & Expenses	43	71	—
Professional Fees	26	266	6
Organizational & Offering Costs	—	—	3
Other	(64)	311	2

Total Fund Expenses	39,354	68,782	499

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	(14)
Class R2 Shares	(13)	—	—
Institutional Class Shares	(7,880)	—	—
Fees Paid Indirectly (Note C)	—	(880)	(5)

Net Expenses	31,461	67,902	480

Net Investment Income (Loss)	120,220	197,022	578

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(1,216,431)	(1,381)
Affiliated Investment Companies Shares Sold	—	(12)	—
Transactions Allocated from Affiliated Investment Company**	(471,449)	—	—
Futures	—	14,395	(258)
Foreign Currency Transactions	—	(20,406)	(42)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(3,563,614)	(19,423)
Affiliated Investment Companies Shares	—	20	—
Transactions Allocated from Affiliated Investment Company	(2,891,267)	—	—
Futures	—	5,813	(278)
Translation of Foreign Currency-Denominated Amounts	—	(2,601)	1

Net Realized and Unrealized Gain (Loss)	(3,362,716)	(4,782,836)	(21,381)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,242,496)	$(4,585,814)	$(20,803)

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$59,462	$161,397	$312,127	$913,682	$276	$596
Capital Gain Distributions Received from Investment Securities	—	—	—	—	535	587
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(203,690)	(116,656)	(313,749)	(348,700)	—	—
Affiliated Investment Companies Shares Sold	(85)	(11)	(212)	(2)	(267)	(342)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(330)	(416)
Futures	3,794	815	9,948	12,437	18	7
Foreign Currency Transactions	1,086	(892)	(1,295)	(5,912)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(752,951)	461,700	(5,291,197)	1,567,492	4,792	(357)
Affiliated Investment Companies Shares	35	25	123	111	(8,886)	271
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(2,547)	1,280
Futures	4,261	3,123	29,134	13,424	—	—
Translation of Foreign Currency-Denominated Amounts	53	193	128	1,383	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(888,035)	509,694	(5,254,993)	2,153,915	(6,409)	1,626

Distributions:
Institutional Class Shares	(55,668)	(155,698)	(293,468)	(907,539)	(627)	(308)
Capital Share Transactions (1):
Shares Issued	1,549,157	1,454,715	5,635,900	8,662,646	11,186	16,512
Shares Issued in Lieu of Cash Distributions	51,090	138,823	280,485	864,811	627	308
Shares Redeemed	(1,256,888)	(1,178,465)	(7,309,514)	(7,388,995)	(7,713)	(8,232)

Net Increase (Decrease) from Capital Share Transactions	343,359	415,073	(1,393,129)	2,138,462	4,100	8,588

Total Increase (Decrease) in Net Assets	(600,344)	769,069	(6,941,590)	3,384,838	(2,936)	9,906
Net Assets
Beginning of Period	5,356,475	4,587,406	30,559,427	27,174,589	41,286	31,380

End of Period	$4,756,131	$5,356,475	$23,617,837	$30,559,427	$38,350	$41,286

(1) Shares Issued and Redeemed:
Shares Issued	76,295	68,558	508,411	693,417	1,268	1,564
Shares Issued in Lieu of Cash Distributions	2,427	6,394	21,687	68,976	54	31
Shares Redeemed	(65,676)	(55,298)	(672,632)	(593,959)	(783)	(793)

Net Increase (Decrease) from Shares Issued and Redeemed	13,046	19,654	(142,534)	168,434	539	802

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$107,221	$300,037	$6,417	$11,135	$3,575	$12,680
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(102,924)	313,315	3,391	10,446	(3,037)	5,261
Futures	(2,459)	(626)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,092,848)	135,389	(81,269)	2,052	(54,661)	(501)
Futures	3,510	7,881	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,087,500)	755,996	(71,461)	23,633	(54,123)	17,440

Distributions:
Institutional Class Shares	(479,962)	(857,472)	(23,244)	(39,387)	(14,178)	(11,260)
Capital Share Transactions (1):
Shares Issued	1,814,302	2,921,274	54,105	72,402	50,169	38,624
Shares Issued in Lieu of Cash Distributions	462,717	824,335	23,242	36,290	14,174	10,374
Shares Redeemed	(2,564,557)	(3,550,227)	(119,551)	(75,520)	(40,187)	(60,864)

Net Increase (Decrease) from Capital Share Transactions	(287,538)	195,382	(42,204)	33,172	24,156	(11,866)

Total Increase (Decrease) in Net Assets	(2,855,000)	93,906	(136,909)	17,418	(44,145)	(5,686)
Net Assets
Beginning of Period	12,750,110	12,656,204	640,068	622,650	340,649	346,335

End of Period	$9,895,110	$12,750,110	$503,159	$640,068	$296,504	$340,649

(1) Shares Issued and Redeemed:
Shares Issued	120,670	170,065	2,829	3,098	3,208	1,859
Shares Issued in Lieu of Cash Distributions	24,771	51,059	928	1,637	681	522
Shares Redeemed	(172,075)	(206,414)	(5,027)	(3,248)	(2,064)	(2,869)

Net Increase (Decrease) from Shares Issued and Redeemed	(26,634)	14,710	(1,270)	1,487	1,825	(488)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$282	$866	$2,879	$14,356	$107,819	$228,481
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(29,028)	(121,318)
Affiliated Investment Companies Shares Sold	—	—	—	—	(48)	(4)
Transactions Allocated from Affiliated Investment Company*,**	120	1,418	(4,648)	(1,860)	—	—
Futures	—	—	—	—	(8,521)	1,553
Foreign Currency Transactions	—	—	—	—	(1,191)	221
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	(1,805,520)	1,036,222
Affiliated Investment Companies Shares	—	—	—	—	28	16
Transactions Allocated from Affiliated Investment Company	(5,019)	(372)	(118,454)	38,034	—	—
Futures	—	—	—	—	18,327	1,373
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	825	136

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,617)	1,912	(120,223)	50,530	(1,717,309)	1,146,680

Distributions:
Institutional Class Shares	(2,447)	(1,977)	(3,213)	(33,215)	(717,271)	(302,662)
Capital Share Transactions (1):
Shares Issued	3,084	2,122	70,908	117,898	859,999	913,489
Shares Issued in Lieu of Cash Distributions	2,447	1,763	3,202	31,461	707,587	297,390
Shares Redeemed	(7,083)	(13,631)	(127,904)	(155,220)	(808,620)	(1,199,441)

Net Increase (Decrease) from Capital Share Transactions	(1,552)	(9,746)	(53,794)	(5,861)	758,966	11,438

Total Increase (Decrease) in Net Assets	(8,616)	(9,811)	(177,230)	11,454	(1,675,614)	855,456
Net Assets
Beginning of Period	26,540	36,351	657,105	645,651	6,297,963	5,442,507

End of Period	$17,924	$26,540	$479,875	$657,105	$4,622,349	$6,297,963

(1) Shares Issued and Redeemed:
Shares Issued	133	82	2,828	5,188	215,854	182,042
Shares Issued in Lieu of Cash Distributions	88	75	122	1,395	144,701	64,510
Shares Redeemed	(271)	(553)	(6,320)	(6,632)	(189,780)	(245,929)

Net Increase (Decrease) from Shares Issued and Redeemed	(50)	(396)	(3,370)	(49)	170,775	623

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$472,988	$243,121	$138,149	$325,454	$29,624	$72,736
Capital Gain Distributions Received from Investment Securities	1,750	—	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	64	73,513	(274,629)	238,307	(27,155)	(25,195)
Affiliated Investment Companies Shares Sold	28,715	37,097	(8)	—	(13)	—
Futures	—	(135)	6,266	1,976	(11,375)	(2,728)
Foreign Currency Transactions	—	—	(1,171)	(1,093)	5	(429)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(907,120)	795,754	(2,553,137)	(233,259)	(468,464)	93,366
Affiliated Investment Companies Shares	(1,582,969)	641,678	(3)	70	21	12
Futures	—	—	6,261	4,434	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(840)	1,343	31	106

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,986,572)	1,791,028	(2,679,112)	337,232	(477,326)	137,868

Distributions:
Institutional Class Shares	(599,021)	(351,905)	(391,528)	(776,069)	(22,150)	(147,900)
Capital Share Transactions (1):
Shares Issued	1,453,050	1,973,793	1,897,334	3,086,382	1,467,441	1,111,287
Shares Issued in Lieu of Cash Distributions	567,176	335,724	351,119	699,165	21,040	140,703
Shares Redeemed	(1,559,384)	(1,955,553)	(2,787,632)	(3,706,321)	(954,225)	(1,105,041)

Net Increase (Decrease) from Capital Share Transactions	460,842	353,964	(539,179)	79,226	534,256	146,949

Total Increase (Decrease) in Net Assets	(2,124,751)	1,793,087	(3,609,819)	(359,611)	34,780	136,917
Net Assets
Beginning of Period	9,269,011	7,475,924	13,428,084	13,787,695	2,578,134	2,441,217

End of Period	$7,144,260	$9,269,011	$9,818,265	$13,428,084	$2,612,914	$2,578,134

(1) Shares Issued and Redeemed:
Shares Issued	142,846	173,132	131,706	174,997	161,837	101,269
Shares Issued in Lieu of Cash Distributions	49,884	32,690	18,212	41,425	1,731	13,131
Shares Redeemed	(156,742)	(174,212)	(184,811)	(210,444)	(106,472)	(100,463)

Net Increase (Decrease) from Shares Issued and Redeemed	35,988	31,610	(34,893)	5,978	57,096	13,937

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,562	$11,989	$2,952	$8,768
Capital Gain Distributions Received from Investment Securities	—	—	440	766
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(976)	(10,724)	—	—
Affiliated Investment Companies Shares Sold	(4)	—	(985)	(802)
Transactions Allocated from Affiliated Investment Company*,**	—	—	(6,089)	(1,780)
Futures	1,920	155	99	(109)
Foreign Currency Transactions	16	(32)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(69,700)	58,944	(196)	384
Affiliated Investment Companies Shares	7	2	(5,416)	95
Transactions Allocated from Affiliated Investment Company	—	—	(56,877)	4,725
Futures	(44)	—	—	—
Translation of Foreign Currency-Denominated Amounts	18	6	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(61,201)	60,340	(66,072)	12,047

Distributions:
Institutional Class Shares	(5,618)	(11,023)	(2,762)	(13,716)
Capital Share Transactions (1):
Shares Issued	466,760	416,587	38,947	110,720
Shares Issued in Lieu of Cash Distributions	5,616	11,018	2,759	13,703
Shares Redeemed	(127,551)	(85,342)	(64,304)	(61,053)

Net Increase (Decrease) from Capital Share Transactions	344,825	342,263	(22,598)	63,370

Total Increase (Decrease) in Net Assets	278,006	391,580	(91,432)	61,701
Net Assets
Beginning of Period	658,448	266,868	302,369	240,668

End of Period	$936,454	$658,448	$210,937	$302,369

(1) Shares Issued and Redeemed:
Shares Issued	50,008	41,376	4,642	10,308
Shares Issued in Lieu of Cash Distributions	580	1,078	249	1,293
Shares Redeemed	(13,470)	(8,617)	(7,364)	(5,597)

Net Increase (Decrease) from Shares Issued and Redeemed	37,118	33,837	(2,473)	6,004

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$35,126	$103,743	$7,166	$18,204	$2,750	$9,052
Capital Gain Distributions Received from Investment Securities	—	—	8,146	2,509	4,098	1,971
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(34,085)	(27,918)	—	—	—	—
Affiliated Investment Companies Shares Sold	(26)	—	(8,872)	(5,618)	(3,752)	(4,770)
Futures	7,383	(1,060)	(122)	(62)	(474)	(1,126)
Foreign Currency Transactions	130	(4,961)	—	—	—	—
Forward Currency Contracts	—	—	—	—	1,631	4,438
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(639,509)	222,436	—	—	—	—
Affiliated Investment Companies Shares	21	10	(106,653)	67,131	(49,454)	27,375
Futures	1,626	—	—	—	328	1,674
Translation of Foreign Currency-Denominated Amounts	(50)	116	—	—	—	—
Forward Currency Contracts	—	—	—	—	264	(2,086)

Net Increase (Decrease) in Net Assets Resulting from Operations	(629,384)	292,366	(100,335)	82,164	(44,609)	36,528

Distributions:
Institutional Class Shares	(32,315)	(116,666)	(8,691)	(23,511)	(9,635)	(16,864)
Capital Share Transactions (1):
Shares Issued	1,031,029	1,271,493	136,857	192,373	51,080	78,038
Shares Issued in Lieu of Cash Distributions	31,740	113,738	(129,502)	23,302	9,598	16,808
Shares Redeemed	(973,007)	(971,409)	8,325	(136,287)	(87,110)	(141,873)

Net Increase (Decrease) from Capital Share Transactions	89,762	413,822	15,680	79,388	(26,432)	(47,027)

Total Increase (Decrease) in Net Assets	(571,937)	589,522	(93,346)	138,041	(80,676)	(27,363)
Net Assets
Beginning of Period	3,719,313	3,129,791	879,553	741,512	375,832	403,195

End of Period	$3,147,376	$3,719,313	$786,207	$879,553	$295,156	$375,832

(1) Shares Issued and Redeemed:
Shares Issued	111,400	119,518	9,788	12,674	3,459	5,128
Shares Issued in Lieu of Cash Distributions	3,088	10,760	530	1,534	564	1,185
Shares Redeemed	(107,310)	(91,013)	(9,047)	(8,795)	(5,965)	(9,256)

Net Increase (Decrease) from Shares Issued and Redeemed	7,178	39,265	1,271	5,413	(1,942)	(2,943)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$40,642	$156,390	$43,186	$161,559	$120,220	$442,266
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	(1)	—	—	—	—
Transactions Allocated from Affiliated Investment Company*,**	(45,938)	(72,191)	(263,958)	57,552	(471,449)	(172,477)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(788,098)	516,007	(898,914)	568,138	(2,891,267)	477,901

Net Increase (Decrease) in Net Assets Resulting from Operations	(793,394)	600,205	(1,119,686)	787,249	(3,242,496)	747,690

Distributions:
Class R2 Shares	—	—	—	—	(281)	(687)
Institutional Class Shares	(41,053)	(145,647)	(129,134)	(327,074)	(179,323)	(458,693)

Total Distributions	(41,053)	(145,647)	(129,133)	(327,074)	(179,604)	(459,380)

Capital Share Transactions (1):
Shares Issued	1,327,868	1,392,119	555,662	1,086,305	2,037,120	3,101,990
Shares Issued in Lieu of Cash Distributions	37,989	131,384	122,001	306,500	172,027	437,294
Shares Redeemed	(1,231,193)	(1,403,931)	(1,153,405)	(1,733,527)	(2,837,778)	(3,093,072)

Net Increase (Decrease) from Capital Share Transactions	134,664	119,572	(475,742)	(340,722)	(628,631)	446,212

Total Increase (Decrease) in Net Assets	(699,783)	574,130	(1,724,561)	119,453	(4,050,731)	734,522
Net Assets
Beginning of Period	5,968,318	5,394,188	6,423,859	6,304,406	17,191,082	16,456,560

End of Period	$5,268,535	$5,968,318	$4,699,298	$6,423,859	$13,140,351	$17,191,082

(1) Shares Issued and Redeemed:
Shares Issued	57,211	51,928	32,147	54,991	89,698	111,222
Shares Issued in Lieu of Cash Distributions	1,396	4,954	5,983	16,347	6,058	16,392
Shares Redeemed	(50,631)	(52,162)	(69,184)	(88,031)	(123,142)	(112,571)

Net Increase (Decrease) from Shares Issued and Redeemed	7,976	4,720	(31,054)	(16,693)	(27,386)	15,043

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$197,022	$723,412	$578	$2,379
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(1,216,431)	(319,383)	(1,381)	1,412
Affiliated Investment Companies Shares Sold	(12)	(3)	—	—
Futures	14,395	14,341	(258)	35
Foreign Currency Transactions	(20,406)	(779)	(42)	(33)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,563,614)	2,502,146	(19,423)	(221)
Affiliated Investment Companies Shares	20	58	—	—
Futures	5,813	13,038	(278)	—
Translation of Foreign Currency-Denominated Amounts	(2,601)	433	1	1

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,585,814)	2,933,263	(20,803)	3,573

Distributions:
Institutional Class Shares	(211,030)	(730,829)	(3,875)	(64)
Capital Share Transactions (1):
Shares Issued	4,033,512	6,077,361	93,171	128,579
Shares Issued in Lieu of Cash Distributions	199,618	690,137	3,875	64
Shares Redeemed	(5,968,734)	(5,720,081)	(47,702)	(17,792)

Net Increase (Decrease) from Capital Share Transactions	(1,735,604)	1,047,417	49,344	110,851

Total Increase (Decrease) in Net Assets	(6,532,448)	3,249,851	24,666	114,360
Net Assets
Beginning of Period	28,622,610	25,372,759	114,360	—

End of Period	$22,090,162	$28,622,610	$139,026	$114,360

(1) Shares Issued and Redeemed:
Shares Issued	220,313	303,000	11,415	12,691
Shares Issued in Lieu of Cash Distributions	10,178	34,717	366	6
Shares Redeemed	(340,676)	(286,918)	(5,632)	(1,729)

Net Increase (Decrease) from Shares Issued and Redeemed	(110,185)	50,799	6,149	10,968

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $(1) and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.78		$21.29	$23.52	$19.52	$20.36	$21.59	$13.19		$12.65	$14.23	$11.58	$11.69	$12.15

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25		0.70	0.66	0.58	0.57	0.58	0.14		0.41	0.38	0.34	0.32	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.63)		1.47	(2.25)	4.00	(0.86)	(1.24)	(2.34)		0.53	(1.60)	2.63	(0.15)	(0.45)

Total from Investment Operations	(3.38)		2.17	(1.59)	4.58	(0.29)	(0.66)	(2.20)		0.94	(1.22)	2.97	0.17	(0.13)

Less Distributions:
Net Investment Income	(0.24)		(0.68)	(0.64)	(0.58)	(0.55)	(0.57)	(0.13)		(0.40)	(0.36)	(0.32)	(0.28)	(0.33)

Total Distributions	(0.24)		(0.68)	(0.64)	(0.58)	(0.55)	(0.57)	(0.13)		(0.40)	(0.36)	(0.32)	(0.28)	(0.33)

Net Asset Value, End of Period	$19.16		$22.78	$21.29	$23.52	$19.52	$20.36	$10.86		$13.19	$12.65	$14.23	$11.58	$11.69

Total Return	(14.95	%)(B)	10.38%	(6.97%)	23.79%	(1.30%)	(3.10%)	(16.85	%)(B)	7.67%	(8.79%)	26.02%	1.62%	(1.10%)

Net Assets, End of Period (thousands)	$4,756,131		$5,356,475	$4,587,406	$4,723,090	$3,527,775	$3,150,334	$23,617,837		$30,559,427	$27,174,589	$25,443,968	$16,983,011	$14,420,568
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.23%	0.23%	0.25%	0.28%	0.29%	0.30	%(C)	0.29%	0.30%	0.30%	0.38%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.23	%(C)	0.24%	0.23%	0.25%	0.28%	0.29%	0.30	%(C)	0.31%	0.30%	0.32%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.32	%(C)	3.22%	2.78%	2.72%	2.95%	2.71%	2.19	%(C)	3.21%	2.67%	2.62%	2.83%	2.63%
Portfolio Turnover Rate	7	%(B)	7%	8%	10%	10%	10%	2	%(B)	6%	4%	6%	2%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio						International Small Company Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$11.07		$10.73	$11.53	$10.00		$18.21		$18.46	$21.52	$17.78	$17.78	$18.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.18	0.19	0.14		0.15		0.43	0.46	0.41	0.43	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.98)		0.27	(0.75)	1.39		(2.98)		0.58	(2.41)	4.13	0.48	0.12

Total from Investment Operations	(1.91)		0.45	(0.56)	1.53		(2.83)		1.01	(1.95)	4.54	0.91	0.53

Less Distributions:
Net Investment Income	(0.17)		(0.11)	(0.17)	—		(0.29)		(0.44)	(0.44)	(0.34)	(0.51)	(0.42)
Net Realized Gains	—		—	(0.07)	—		(0.40)		(0.82)	(0.67)	(0.46)	(0.40)	(0.57)

Total Distributions	(0.17)		(0.11)	(0.24)	—		(0.69)		(1.26)	(1.11)	(0.80)	(0.91)	(0.99)

Net Asset Value, End of Period	$8.99		$11.07	$10.73	$11.53		$14.69		$18.21	$18.46	$21.52	$17.78	$17.78

Total Return	(17.59	%)(B)	4.29%	(5.02%)	15.30	%(B)	(16.35	%)(B)	6.44%	(9.54%)	26.54%	5.43%	3.30%

Net Assets, End of Period (thousands)	$38,350		$41,286	$31,380	$15,021		$9,895,110		$12,750,110	$12,656,204	$13,490,290	$10,387,361	$9,323,492
Ratio of Expenses to Average Net Assets *(D)	0.48	%(C)	0.49%	0.49%	0.42	%(C)(E)	0.53	%(C)	0.54%	0.53%	0.53%	0.53%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(D)	0.85	%(C)	0.93%	0.90%	1.14	%(C)(E)	0.53	%(C)	0.54%	0.53%	0.53%	0.53%	0.54%
Ratio of Net Investment Income to Average Net Assets	1.40	%(C)	1.69%	1.58%	1.74	%(C)(E)	1.80	%(C)	2.44%	2.18%	2.14%	2.47%	2.30%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19	%(C)	0.27%	0.26%	0.27%		0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$24.89		$25.70	$28.56	$23.01	$20.46	$19.15	$21.11		$20.83	$23.71	$21.27	$19.06	$22.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		0.45	0.43	0.37	0.32	0.25	0.23		0.77	0.84	0.74	0.71	0.75
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.59)		0.37	(2.59)	5.61	2.51	1.36	(3.87)		0.19	(2.76)	2.45	2.24	(3.51)

Total from Investment Operations	(3.32)		0.82	(2.16)	5.98	2.83	1.61	(3.64)		0.96	(1.92)	3.19	2.95	(2.76)

Less Distributions:
Net Investment Income	(0.61)		(0.28)	(0.70)	(0.43)	(0.28)	(0.30)	(0.96)		(0.68)	(0.96)	(0.75)	(0.74)	(106)
Net Realized Gains	(0.38)		(1.35)	—	—	—	—	—		—	—	—	—	—

Total Distributions	(0.99)		(1.63)	(0.70)	(0.43)	(0.28)	(0.30)	(0.96)		(0.68)	(0.96)	(0.75)	(0.74)	(106)

Net Asset Value, End of Period	$20.58		$24.89	$25.70	$28.56	$23.01	$20.46	$16.51		$21.11	$20.83	$23.71	$21.27	$19.06

Total Return	(14.05	%)(B)	4.01%	(7.82%)	26.56%	14.04%	8.62%	(18.17	%)(B)	4.81%	(8.51%)	15.70%	16.18%	(12.19%)

Net Assets, End of Period (thousands)	$503,159		$640,068	$622,650	$647,978	$509,413	$463,997	$296,504		$340,649	$346,335	$332,153	$251,575	$200,270
Ratio of Expenses to Average Net Assets (D)	0.54	%(C)	0.55%	0.53%	0.54%	0.54%	0.54%	0.55	%(C)	0.57%	0.54%	0.54%	0.54%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (D)	0.64	%(C)	0.65%	0.63%	0.64%	0.64%	0.57%	0.65	%(C)	0.67%	0.64%	0.64%	0.64%	0.57%
Ratio of Net Investment Income to Average Net Assets	2.36	%(C)	1.91%	1.49%	1.50%	1.57%	1.27%	2.38	%(C)	3.65%	3.57%	3.41%	3.57%	3.67%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.85		$26.95	$32.67	$27.21	$35.50	$35.92	$24.84		$24.37	$28.24	$21.48	$20.74	$19.34

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31		0.76	0.85	0.87	1.18	1.06	0.11		0.55	0.61	0.45	0.43	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.38)		1.68	(3.65)	6.67	(6.55)	1.95	(4.03)		1.23	(3.68)	6.73	0.72	1.38

Total from Investment Operations	(5.07)		2.44	(2.80)	7.54	(5.37)	3.01	(3.92)		1.78	(3.07)	7.18	1.15	1.81

Less Distributions:
Net Investment Income	(0.68)		(0.47)	(0.79)	(0.93)	(1.29)	(1.05)	(0.13)		(0.51)	(0.59)	(0.42)	(0.41)	(0.41)
Net Realized Gains	(2.25)		(1.07)	(2.13)	(1.15)	(1.63)	(2.38)	—		(0.80)	(0.21)	—	—	—

Total Distributions	(2.93)		(1.54)	(2.92)	(2.08)	(2.92)	(3.43)	(0.13)		(1.31)	(0.80)	(0.42)	(0.41)	(0.41)

Net Asset Value, End of Period	$19.85		$27.85	$26.95	$32.67	$27.21	$35.50	$20.79		$24.84	$24.37	$28.24	$21.48	$20.74

Total Return	(21.22	%)(B)	10.14%	(9.34%)	29.28%	(16.20%)	9.43%	(15.90	%)(B)	7.94%	(11.14%)	33.68%	5.70%	9.37%

Net Assets, End of Period (thousands)	$17,924		$26,540	$36,351	$45,177	$32,323	$35,637	$479,875		$657,105	$645,651	$592,347	$292,117	$278,024
Ratio of Expenses to Average Net Assets (D)	0.58	%(C)	0.59%	0.58%	0.59%	0.59%	0.58%	0.54	%(C)	0.56%	0.54%	0.56%	0.54%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (D)	0.81	%(C)	0.82%	0.68%	0.71%	0.71%	0.62%	0.64	%(C)	0.66%	0.64%	0.66%	0.64%	0.58%
Ratio of Net Investment Income to Average Net Assets	2.49	%(C)	2.92%	2.75%	2.93%	3.87%	2.99%	0.94	%(C)	2.30%	2.16%	1.78%	2.08%	2.09%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016		Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$5.61		$4.85	$5.07	$5.23	$5.27	$5.63	$12.71		$10.71		$10.90		$10.84		$10.59		$10.63

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.20	0.22	0.21	0.20	0.19	0.62		0.34	**	0.48		0.43		0.27		0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.49)		0.83	(0.22)	0.04	(0.15)	(0.22)	(3.18)		2.16	**	(0.26)		0.15		0.23		(0.09)

Total from Investment Operations	(1.40)		1.03	—	0.25	0.05	(0.03)	(2.56)		2.50		0.22		0.58		0.50		0.35

Less Distributions:
Net Investment Income	(0.64)		(0.27)	(0.22)	(0.41)	(0.09)	(0.33)	(0.70)		(0.50)		(0.34)		(0.49)		(0.25)		(0.39)
Net Realized Gains	—		—	—	—	—	—	(0.12)		(—)		(0.07)		(0.03)		—		—

Total Distributions	(0.64)		(0.27)	(0.22)	(0.41)	(0.09)	(0.33)	(0.82)		(0.50)		(0.41)		(0.52)		(0.25)		(0.39)

Net Asset Value, End of Period	$3.57		$5.61	$4.85	$5.07	$5.23	$5.27	$9.33		$12.71		$10.71		$10.90		$10.84		$10.59

Total Return	(28.01	%)(B)	22.54%	(0.24%)	5.46%	1.05%	(0.37%)	(21.30	%)(B)	24.55%		1.91%		5.82%		4.87%		3.44%

Net Assets, End of Period (thousands)	$4,622,349		$6,297,963	$5,442,507	$5,497,753	$4,181,623	$3,540,092	$7,144,260		$9,269,011		$7,475,924		$6,753,782		$4,888,955		$4,059,916
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.28%	0.28%	0.28%	0.32%	0.24	%(C)	0.24	%(F)	0.24	%(F)	0.24	%(F)	0.24	%(F)	0.27	%(F)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) *	0.28	%(C)	0.28%	0.28%	0.28%	0.28%	0.32%	0.34	%(C)	0.35	%(F)	0.35	%(F)	0.37	%(F)	0.38	%(F)	0.45	%(F)
Ratio of Net Investment Income to Average Net Assets	3.85	%(C)	4.01%	4.27%	4.19%	3.71%	3.64%	11.21	%(C)	2.95	%**	4.42%		4.03%		2.45%		4.16%
Portfolio Turnover Rate	6	%(B)	8%	5%	1%	1%	2%	0	%(B)	0%		3%		2%		2%		1%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.12	%(C)	0.13%		0.13%		0.15%		0.16%		0.22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.58		$19.24	$23.51	$19.31	$19.44	$19.55	$11.62		$11.74	$13.33	$10.78	$10.76	$11.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.45	0.47	0.39	0.44	0.38	0.12		0.33	0.32	0.28	0.28	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.95)		(0.01)	(3.44)	4.72	0.29	0.22	(2.27)		0.24	(1.56)	2.57	0.05	(0.41)

Total from Investment Operations	(3.76)		0.44	(2.97)	5.11	0.73	0.60	(2.15)		0.57	(1.24)	2.85	0.33	(0.13)

Less Distributions:
Net Investment Income	(0.26)		(0.48)	(0.56)	(0.29)	(0.58)	(0.37)	(0.10)		(0.34)	(0.30)	(0.28)	(0.27)	(0.27)
Net Realized Gains	(0.29)		(0.62)	(0.74)	(0.62)	(0.28)	(0.34)	—		(0.35)	(0.05)	(0.02)	(0.04)	(0.10)

Total Distributions	(0.55)		(1.10)	(1.30)	(0.91)	(0.86)	(0.71)	(0.10)		(0.69)	(0.35)	(0.30)	(0.31)	(0.37)

Net Asset Value, End of Period	$14.27		$18.58	$19.24	$23.51	$19.31	$19.44	$9.37		$11.62	$11.74	$13.33	$10.78	$10.76

Total Return	(21.00	%)(B)	2.94%	(13.37%)	27.49%	4.09%	3.31%	(18.70	%)(B)	5.49%	(9.52%)	26.83%	3.21%	(1.14%)

Net Assets, End of Period (thousands)	$9,818,265		$13,428,084	$13,787,695	$16,162,471	$13,009,729	$12,577,575	$2,612,914		$2,578,134	$2,441,217	$2,529,852	$1,856,474	$1,594,914
Ratio of Expenses to Average Net Assets	0.66	%(C)	0.68%	0.68%	0.68%	0.68%	0.69%	0.48	%(C)	0.50%	0.48%	0.49%	0.49%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.68	%(C)	0.69%	0.68%	0.68%	0.68%	0.69%	0.49	%(C)	0.50%	0.48%	0.49%	0.49%	0.50%
Ratio of Net Investment Income to Average Net Assets	2.28	%(C)	2.48%	2.10%	1.85%	2.38%	1.94%	2.27	%(C)	2.94%	2.40%	2.36%	2.73%	2.50%
Portfolio Turnover Rate	6	%(B)	18%	23%	21%	19%	18%	9	%(B)	17%	12%	5%	4%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio						World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$10.74		$9.71	$10.68	$10.00		$10.97		$11.16		$12.71	$10.31	$10.28	$11.43

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.27	0.26	0.08		0.11		0.35		0.34	0.31	0.31	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		1.00	(1.01)	0.66		(2.57)		0.04		(1.48)	2.33	0.03	(1.18)

Total from Investment Operations	(1.15)		1.27	(0.75)	0.74		(2.46)		0.39		(1.14)	2.64	0.34	(0.88)

Less Distributions:
Net Investment Income	(0.08)		(0.24)	(0.22)	(0.06)		(0.10)		(0.35)		(0.41)	(0.24)	(0.31)	(0.27)
Net Realized Gains	—		—	—	—		—		(0.23)		—	—	—	—

Total Distributions	(0.08)		(0.24)	(0.22)	(0.06)		(0.10)		(0.58)		(0.41)	(0.24)	(0.31)	(0.27)

Net Asset Value, End of Period	$9.51		$10.74	$9.71	$10.68		$8.41		$10.97		$11.16	$12.71	$10.31	$10.28

Total Return	(10.76	%)(B)	13.19%	(7.20%)	7.38	%(B)	(22.62	%)(B)	3.75%		(9.22%)	25.97%	3.54%	(7.77%)

Net Assets, End of Period (thousands)	$936,454		$658,448	$266,868	$67,793		$210,937		$302,369		$240,668	$246,551	$188,154	$155,301
Ratio of Expenses to Average Net Assets *	0.31	%(C)	0.33%	0.35%	0.31	%(C)(E)	0.60	%(C)	0.54	%(F)	0.52%	0.52%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) *	0.32	%(C)	0.34%	0.35%	0.65	%(C)(E)	0.73	%(C)	0.76	%(F)	0.74%	0.75%	0.76%	0.75%
Ratio of Net Investment Income to Average Net Assets	2.09	%(C)	2.69%	2.41%	1.76	%(C)(E)	2.20	%(C)	3.25%		2.72%	2.69%	3.20%	2.69%
Portfolio Turnover Rate	1	%(B)	9%	9%	2	%(B)	N/A		N/A		N/A	N/A	N/A	N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A		0.24	%(C)	0.24%		0.24%	0.25%	0.26%	0.25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$11.17		$10.65	$12.15	$9.93	$9.83	$10.49

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.33	0.31	0.27	0.26	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.92)		0.56	(1.52)	2.21	0.08	(0.72)

Total from Investment Operations	(1.82)		0.89	(1.21)	2.48	0.34	(0.46)

Less Distributions:
Net Investment Income	(0.10)		(0.32)	(0.29)	(0.26)	(0.24)	(0.20)
Net Realized Gains	—		(0.05)	—	—	—	—

Total Distributions	(0.10)		(0.37)	(0.29)	(0.26)	(0.24)	(0.20)

Net Asset Value, End of Period	$9.25		$11.17	$10.65	$12.15	$9.93	$9.83

Total Return	(16.42	%)(B)	8.64%	(10.22%)	25.33%	3.58%	(4.50%)

Net Assets, End of Period (thousands)	$3,147,376		$3,719,313	$3,129,791	$2,805,367	$1,656,445	$1,170,828
Ratio of Expenses to Average Net Assets	0.36	%(C)	0.37%	0.39%	0.40%	0.47%	0.47	%(F)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.36	%(C)	0.38%	0.37%	0.40%	0.47%	0.52	%(F)
Ratio of Net Investment Income to Average Net Assets	1.98	%(C)	3.02%	2.56%	2.48%	2.67%	2.54%
Portfolio Turnover Rate	7	%(B)	8%	4%	4%	1%	1%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	0.03%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$16.42		$15.40	$16.06	$13.14	$12.94	$13.33	$16.54		$15.71	$16.52	$13.67	$13.50	$14.20

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.35	0.31	0.29	0.27	0.26	0.12		0.35	0.31	0.29	0.26	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.05)		1.13	(0.64)	2.98	0.20	(0.35)	(2.02)		1.12	(0.66)	2.98	0.30	(0.34)

Total from Investment Operations	(1.92)		1.48	(0.33)	3.27	0.47	(0.09)	(1.90)		1.47	(0.35)	3.27	0.56	(0.07)

Less Distributions:
Net Investment Income	(0.13)		(0.35)	(0.30)	(0.30)	(0.26)	(0.26)	(0.43)		(0.44)	(0.27)	(0.30)	(0.35)	(0.42)
Net Realized Gains	(0.03)		(0.11)	(0.03)	(0.05)	(0.01)	(0.04)	—		(0.20)	(0.19)	(0.12)	(0.04)	(0.21)

Total Distributions	(0.16)		(0.46)	(0.33)	(0.35)	(0.27)	(0.30)	(0.43)		(0.64)	(0.46)	(0.42)	(0.39)	(0.63)

Net Asset Value, End of Period	$14.34		$16.42	$15.40	$16.06	$13.14	$12.94	$14.21		$16.54	$15.71	$16.52	$13.67	$13.50

Total Return	(11.77	%)(B)	9.94%	(2.16%)	25.14%	3.73%	(0.61%)	(11.93	%)(B)	10.10%	(2.28%)	24.54%	4.32%	(0.34%)

Net Assets, End of Period (thousands)	$786,207		$879,553	$741,512	$546,891	$370,229	$202,655	$295,156		$375,832	$403,195	$402,204	$289,904	$245,106
Ratio of Expenses to Average Net Assets *	0.32	%(C)	0.33%	0.35%	0.35%	0.35%	0.35%	0.40	%(C)	0.37%	0.34%	0.35%	0.35%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(F)	0.58	%(C)	0.60%	0.59%	0.60%	0.64%	0.65%	0.62	%(C)	0.63%	0.60%	0.62%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	1.69	%(C)	2.23%	1.89%	1.95%	2.14%	1.95%	1.57	%(C)	2.25%	1.87%	1.90%	2.03%	1.93%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.26	%(C)	0.27%	0.27%	0.28%	0.31%	0.32%	0.29	%(C)	0.30%	0.29%	0.29%	0.32%	0.33%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.56		$25.46	$29.55	$24.12	$22.17	$26.64	$20.07		$18.72	$23.49	$20.39	$18.51	$21.42

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.73	0.61	0.49	0.45	0.49	0.14		0.48	0.53	0.49	0.45	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.10)		2.05	(4.14)	5.43	1.95	(4.54)	(3.58)		1.87	(4.22)	3.58	2.04	(2.53)

Total from Investment Operations	(3.91)		2.78	(3.53)	5.92	2.40	(4.05)	(3.44)		2.35	(3.69)	4.07	2.49	(2.10)

Less Distributions:
Net Investment Income	(0.19)		(0.68)	(0.56)	(0.49)	(0.45)	(0.42)	(0.27)		(0.46)	(0.53)	(0.51)	(0.47)	(0.41)
Net Realized Gains	—		—	—	—	—	—	(0.13)		(0.54)	(0.55)	(0.46)	(0.14)	(0.40)

Total Distributions	(0.19)		(0.68)	(0.56)	(0.49)	(0.45)	(0.42)	(0.40)		(1.00)	(1.08)	(0.97)	(0.61)	(0.81)

Net Asset Value, End of Period	$23.46		$27.56	$25.46	$29.55	$24.12	$22.17	$16.23		$20.07	$18.72	$23.49	$20.39	$18.51

Total Return	(14.27	%)(B)	11.06%	(12.14%)	24.83%	11.01%	(15.24%)	(17.52	%)(B)	12.96%	(16.45%)	21.00%	13.96%	(9.88%)

Net Assets, End of Period (thousands)	$5,268,535		$5,968,318	$5,394,188	$6,632,914	$4,915,400	$4,321,530	$4,699,298		$6,423,859	$6,304,406	$7,249,717	$5,459,509	$4,845,174
Ratio of Expenses to Average Net Assets	0.46	%(C)	0.48%	0.47%	0.50%	0.56%	0.57%	0.71	%(C)	0.72%	0.70%	0.73%	0.72%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (F)	0.56	%(C)	0.58%	0.57%	0.60%	0.66%	0.60%	0.91	%(C)	0.92%	0.90%	0.93%	0.92%	0.78%
Ratio of Net Investment Income to Average Net Assets	1.44	%(C)	2.70%	2.08%	1.88%	2.04%	1.97%	1.46	%(C)	2.44%	2.31%	2.32%	2.43%	2.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$27.16		$26.64	$30.13	$24.71	$22.18	$27.79

Income from Investment Operations(A)
Net Investment Income (Loss)	0.16		0.63	0.63	0.31	0.46	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.36)		0.56	(3.48)	5.60	2.75	(5.61)

Total from Investment Operations	(5.20)		1.19	(2.85)	5.91	3.21	(5.12)

Less Distributions:
Net Investment Income	(0.27)		(0.67)	(0.64)	(0.49)	(0.68)	(0.49)

Total Distributions	(0.27)		(0.67)	(0.64)	(0.49)	(0.68)	(0.49)

Net Asset Value, End of Period	$21.69		$27.16	$26.64	$30.13	$24.71	$22.18

Total Return	(19.38	%)(B)	4.57%	(9.66%)	24.11%	14.98%	(18.49%)

Net Assets, End of Period (thousands)	$22,686		$29,146	$25,150	$31,198	$97,923	$74,076
Ratio of Expenses to Average Net Assets (F)	0.80	%(C)	0.81%	0.80%	0.81%	0.81%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly) (F)	0.90	%(C)	0.91%	0.90%	0.91%	0.91%	0.84%
Ratio of Net Investment Income to Average Net Assets	1.27	%(C)	2.29%	2.07%	1.19%	2.08%	1.93%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$27.34		$26.81	$30.32	$24.84	$22.22	$27.81

Income (loss) from Investment Operations(A)
Net Investment Income (Loss)	0.19		0.70	0.73	0.61	0.51	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.39)		0.57	(3.53)	5.40	2.77	(5.60)

Total from Investment Operations	(5.20)		1.27	(2.80)	6.01	3.28	(5.06)

Less Distributions:
Net Investment Income	(0.29)		(0.74)	(0.71)	(0.53)	(0.66)	(0.53)

Total Distributions	(0.29)		(0.74)	(0.71)	(0.53)	(0.66)	(0.53)

Net Asset Value, End of Period	$21.85		$27.34	$26.81	$30.32	$24.84	$22.22

Total Return	(19.27	%)(B)	4.83%	(9.45%)	24.41%	15.23%	(18.27%)

Net Assets, End of Period (thousands)	$13,117,665		$17,161,936	$16,431,410	$19,383,230	$16,304,321	$14,834,888
Ratio of Expenses to Average Net Assets (F)	0.55	%(C)	0.56%	0.54%	0.57%	0.56%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) (F)	0.65	%(C)	0.66%	0.64%	0.67%	0.66%	0.59%
Ratio of Net Investment Income to Average Net Assets	1.52	%(C)	2.54%	2.37%	2.23%	2.31%	2.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio

	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.59		$18.95	$22.38	$18.40	$16.81	$20.08	$10.43		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.53	0.50	0.42	0.37	0.39	0.05		0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.32)		1.64	(3.47)	3.95	1.59	(3.29)	(2.02)		0.20

Total from Investment Operations	(3.18)		2.17	(2.97)	4.37	1.96	(2.90)	(1.97)		0.44

Less Distributions:
Net Investment Income	(0.15)		(0.53)	(0.46)	(0.39)	(0.37)	(0.37)	(0.23)		(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.11)		—

Total Distributions	(0.15)		(0.53)	(0.46)	(0.39)	(0.37)	(0.37)	(0.34)		(0.01)

Net Asset Value, End of Period	$17.26		$20.59	$18.95	$22.38	$18.40	$16.81	$8.12		$10.43

Total Return	(15.51	%)(B)	11.61%	(13.48%)	24.02%	11.87%	(14.49%)	(19.63	%)(B)	4.38	%(B)

Net Assets, End of Period (thousands)	$22,090,162		$28,622,610	$25,372,759	$27,085,722	$18,712,966	$14,856,878	$139,026		$114,360
Ratio of Expenses to Average Net Assets	0.51	%(C)	0.52%	0.52%	0.55%	0.61%	0.62%	0.84	%(C)	0.85	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.51	%(C)	0.53%	0.52%	0.56%	0.61%	0.62%	0.87	%(C)	0.95	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	1.47	%(C)	2.62%	2.25%	2.08%	2.20%	2.06%	1.01	%(C)	2.30	%(C)(E)
Portfolio Turnover Rate	9	%(B)	4%	4%	4%	3%	5%	22	%(B)	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, of which twenty-two (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2020, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/20
Japanese Small Company Portfolio	The Japanese Small Company Series	17%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	23%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	—
Continental Small Company Portfolio	The Continental Small Company Series	—
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/20
International Small Company Portfolio	The Continental Small Company Series	89%
	The Japanese Small Company Series	83%
	The United Kingdom Small Company Series	99%
	The Asia Pacific Small Company Series	77%
	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/20
DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	10%
	DFA International Real Estate Securities Portfolio	54%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	—
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U. S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.19%*
International Core Equity Portfolio	0.26%*
Global Small Company Portfolio	0.44%*
International Small Company Portfolio	0.39%*
Japanese Small Company Portfolio	0.49%*
Asia Pacific Small Company Portfolio	0.49%*
United Kingdom Small Company Portfolio	0.49%*
Continental Small Company Portfolio	0.49%*
DFA International Real Estate Securities Portfolio	0.25%*
DFA Global Real Estate Securities Portfolio	0.20%

DFA International Small Cap Value Portfolio	0.64%*
International Vector Equity Portfolio	0.44%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.46%*
World ex U.S. Core Equity Portfolio	0.31%*
World Core Equity Portfolio	0.29%*
Selectively Hedged Global Equity Portfolio	0.29%*
Emerging Markets Portfolio	0.40%*
Emerging Markets Small Cap Portfolio	0.64%*
Emerging Markets Value Portfolio	0.49%*
Emerging Markets Core Equity Portfolio	0.46%*
Emerging Markets Targeted Value Portfolio	0.68%*

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to	Management Fee Effective
Portfolio	February 28, 2020	February 28, 2020
Large Cap International Portfolio	0.20%	0.18%
International Core Equity Portfolio	0.27%	0.24%
Global Small Company Portfolio	0.45%	0.43%
International Small Company Portfolio	0.40%	0.38%
Japanese Small Company Portfolio	0.50%	0.47%
Asia Pacific Small Company Portfolio	0.50%	0.47%
United Kingdom Small Company Portfolio	0.50%	0.47%
Continental Small Company Portfolio	0.50%	0.47%
DFA International Real Estate Securities Portfolio	0.25%	0.24%
DFA International Small Cap Value Portfolio	0.65%	0.60%
International Vector Equity Portfolio	0.45%	0.42%
World ex U.S. Value Portfolio	0.47%	0.43%
World ex U.S. Core Equity Portfolio	0.32%	0.29%
World Core Equity Portfolio	0.30%	0.27%
Selectively Hedged Global Equity Portfolio	0.30%	0.28%
Emerging Markets Portfolio	0.42%	0.37%
Emerging Markets Small Cap Portfolio	0.65%	0.60%
Emerging Markets Value Portfolio	0.50%	0.45%
Emerging Markets Core Equity Portfolio	0.47%	0.42%
Emerging Markets Targeted Value Portfolio	0.70%	0.65%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

				Net Waived Fees/
				Expenses Assumed	Previously
			Recovery	(Recovered	Waived Fees/
	Expense	Total	of Previously	Previously Waived	Expenses Assumed
	Limitation	Management	Waived Fees/	Fees/Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed)	Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	$933	$(438)	$4,081
Global Small Company Portfolio (2)	0.47%	—	—	72	383
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.47%	0.47%	—	272	11
Asia Pacific Small Company Portfolio (4)	0.47%	0.47%	—	150	6
United Kingdom Small Company Portfolio (4)	0.47%	0.47%	2	26	66
Continental Small Company Portfolio (4)	0.47%	0.47%	—	305	12
DFA International Real Estate Securities Portfolio (5)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (6)	0.24%	—	95	4,317	25,976
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	25	(25)	—
World ex U.S. Value Portfolio (7)	0.60%	0.43%	108	178	—
World ex U.S. Core Equity Portfolio (8)	0.39%	—	—	—	—
World Core Equity Portfolio (9)	0.32%	0.27%	16	1,090	443
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.28%	120	394	1
Emerging Markets Portfolio (11)	0.49%	0.37%	23	2,823	23

				Net Waived Fees/
				Expenses Assumed	Previously
			Recovery	(Recovered	Waived Fees/
	Expense	Total	of Previously	Previously Waived	Expenses Assumed
	Limitation	Management	Waived Fees/	Fees/Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed)	Recovery
Emerging Markets Small Cap Portfolio (12)	—	0.60%	—	$5,924	—
Emerging Markets Value Portfolio (12)	—	0.45%	—	7,880	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	$4	14	$120

Class R2 Shares
Emerging Markets Value Portfolio (13)	0.96%	0.45%	—	13	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

(4)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.47% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.

(5)

Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio’s average net assets on an annualized basis.

(6)

Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio’s average net assets on an annualized basis.

(7)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.43% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(8)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.28% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.37% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(13)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
Large Cap International Portfolio	$159
International Core Equity Portfolio	346
DFA International Real Estate Securities Portfolio	255
DFA International Small Cap Value Portfolio	670
International Vector Equity Portfolio	74
International High Relative Profitability Portfolio	45
World ex U.S. Core Equity Portfolio	52
Emerging Markets Core Equity Portfolio	880
Emerging Markets Targeted Value Portfolio	5

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$80
International Core Equity Portfolio	264
Global Small Company Portfolio	(—)
International Small Company Portfolio	270
Japanese Small Company Portfolio	11
Asia Pacific Small Company Portfolio	7
United Kingdom Small Company Portfolio	2
Continental Small Company Portfolio	6
DFA International Real Estate Securities Portfolio	61
DFA Global Real Estate Securities Portfolio	43
DFA International Small Cap Value Portfolio	399
International Vector Equity Portfolio	23
International High Relative Profitability Portfolio	(5)
World ex U.S. Value Portfolio	2
World ex U.S. Core Equity Portfolio	3
World Core Equity Portfolio	—
Selectively Hedged Global Equity Portfolio	3
Emerging Markets Portfolio	119
Emerging Markets Small Cap Portfolio	107
Emerging Markets Value Portfolio	510
Emerging Markets Core Equity Portfolio	281
Emerging Markets Targeted Value Portfolio	(1)

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$688,465	$374,604
International Core Equity Portfolio	$605,190	$2,018,438
DFA International Real Estate Securities Portfolio	$468,692	$317,471
DFA Global Real Estate Securities Portfolio	$110,774	$368
DFA International Small Cap Value Portfolio	$684,349	$1,323,103
International Vector Equity Portfolio	$761,381	$225,718
International High Relative Profitability Portfolio	$334,569	$4,532
World ex U.S. Core Equity Portfolio	$301,975	$238,437
Emerging Markets Core Equity Portfolio	$2,235,215	$4,077,984
Emerging Markets Targeted Value Portfolio	$54,854	$25,584

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$181,249	$877,088	$803,134	$(85)	$35	$255,153	22,051	$3,475	—

Total	$181,249	$877,088	$803,134	$(85)	$35	$255,153	22,051	$3,475	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,353,511	$2,861,607	$2,876,434	$(212)	$123	$1,338,595	115,685	$26,349	—

Total	$1,353,511	$2,861,607	$2,876,434	$(212)	$123	$1,338,595	115,685	$26,349	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$22,484	$5,800	$2,053	$(267)	$(4,094)	$21,870	817	$127	$535

Total	$22,484	$5,800	$2,053	$(267)	$(4,094)	$21,870	817	$127	$535

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$186,393	$1,152,414	$1,146,440	$(48)	$28	$192,347	16,623	$3,058	—

Total	$186,393	$1,152,414	$1,146,440	$(48)	$28	$192,347	16,623	$3,058	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$3,297,599	$634,754	$162,200	$(17,260)	$(1,274,222)	$2,478,671	694,306	$375,229	—
DFA Real Estate Securities Portfolio	1,315,269	—	232,050	46,004	(308,752)	820,471	24,068	18,186	$1,750
The DFA Short Term Investment Fund	111,152	631,682	659,156	(29)	5	83,654	7,230	1,997	—

Total	$4,724,020	$1,266,436	$1,053,406	$28,715	$(1,582,969)	$3,382,796	725,604	$395,412	$1,750

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$793,359	$753,463	$1,097,965	$(8)	$(3)	$448,846	38,791	$13,336	—

Total	$793,359	$753,463	$1,097,965	$(8)	$(3)	$448,846	38,791	$13,336	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$132,707	$261,899	$212,009	$(13)	$21	$182,605	15,781	$2,552	—

Total	$132,707	$261,899	$212,009	$(13)	$21	$182,605	15,781	$2,552	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$25,970	$161,641	$138,679	$(4)	$7	$48,935	4,229	—	—

Total	$25,970	$161,641	$138,679	$(4)	$7	$48,935	4,229	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$29,086	$1,026	$5,313	$(985)	$(5,612)	$18,202	1,276	$394	$440

Total	$29,086	$1,026	$5,313	$(985)	$(5,612)	$18,202	1,276	$394	$440

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$109,135	$286,129	$252,045	$(26)	$21	$143,214	12,377	$2,342	—

Total	$109,135	$286,129	$252,045	$(26)	$21	$143,214	12,377	$2,342	—

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$480,857	$46,744	$34,386	$(3,834)	$(43,561)	$445,820	20,118	$3,751	$8,146
International Core Equity Portfolio	298,575	22,442	19,416	(3,917)	(47,940)	249,744	22,997	2,897	—
Emerging Markets Core Equity Portfolio	100,081	14,308	6,376	(1,121)	(15,152)	91,740	5,315	768	—

Total	$879,513	$83,494	$60,178	$(8,872)	$(106,653)	$787,304	48,430	$7,416	$8,146

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$186,668	$12,934	$25,289	$(447)	$(21,887)	$151,979	7,618	$1,299	$4,098
International Core Equity Portfolio	119,342	5,886	18,033	(2,095)	(18,378)	86,722	7,985	1,130	—
Emerging Markets Core Equity Portfolio	64,065	6,114	7,383	(1,210)	(9,189)	52,397	3,036	478	—

Total	$370,075	$24,934	$50,705	$(3,752)	$(49,454)	$291,098	18,639	$2,907	$4,098

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$673,477	$1,210,755	$1,443,116	$(12)	$20	$441,124	38,123	$13,584	—

Total	$673,477	$1,210,755	$1,443,116	$(12)	$20	$441,124	38,123	$13,584	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$659	$8,251	$8,409	—	—	$501	43	—	—

Total	$659	$8,251	$8,409	—	—	$501	43	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
Large Cap International Portfolio
2018	$132,270	—	—	$132,270
2019	155,698	—	—	155,698
International Core Equity Portfolio
2018	711,406	—	—	711,406
2019	907,539	—	—	907,539
Global Small Company Portfolio
2018	269	$81	—	350
2019	308	—	—	308
International Small Company Portfolio
2018	335,310	375,728	—	711,038
2019	339,853	517,619	—	857,472
Japanese Small Company Portfolio
2018	15,937	—	—	15,937
2019	6,623	32,764	—	39,387
Asia Pacific Small Company Portfolio
2018	13,370	—	—	13,370
2019	11,260	—	—	11,260
United Kingdom Small Company Portfolio
2018	1,616	2,308	—	3,924
2019	540	1,437	—	1,977
Continental Small Company Portfolio
2018	15,452	4,962	—	20,414
2019	14,187	19,027	—	33,214
DFA International Real Estate Securities Portfolio
2018	241,977	—	—	241,977
2019	302,662	—	—	302,662
DFA Global Real Estate Securities Portfolio
2018	212,543	42,954	—	255,497
2019	311,682	40,223	—	351,905
DFA International Small Cap Value Portfolio
2018	418,957	477,828	—	896,785
2019	346,113	429,956	—	776,069
International Vector Equity Portfolio
2018	59,115	10,130	—	69,245
2019	75,474	72,426	—	147,900
International High Relative Profitability Portfolio
2018	3,960	—	—	3,960
2019	11,023	—	—	11,023
World ex U.S. Value Portfolio
2018	8,118	—	—	8,118
2019	8,654	5,062	—	13,716

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
World ex U.S. Core Equity Portfolio
2018	$75,944	—	—	$75,944
2019	100,766	$15,900	—	116,666
World Core Equity Portfolio
2018	13,426	1,076	—	14,502
2019	18,739	4,773	—	23,512
Selectively Hedged Global Equity Portfolio
2018	8,085	3,086	—	11,171
2019	12,345	4,519	—	16,864
Emerging Markets Portfolio
2018	115,293	—	—	115,293
2019	145,647	—	—	145,647
Emerging Markets Small Cap Portfolio
2018	194,789	145,194	—	339,983
2019	153,182	173,892	—	327,074
Emerging Markets Value Portfolio
2018	439,431	—	—	439,431
2019	459,380	—	—	459,380
Emerging Markets Core Equity Portfolio
2018	593,704	—	—	593,704
2019	730,829	—	—	730,829
Emerging Markets Targeted Value Portfolio
2019	64	—	—	64

Emerging Markets Targeted Value Portfolio commenced operations on November 14, 2018, and did not pay any distributions for the year ended October 31, 2018.

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
Large Cap International Portfolio	$(5,785)	—	$(5,785)
International Core Equity Portfolio	(39,526)	—	(39,526)
Global Small Company Portfolio	(33)	—	(33)
International Small Company Portfolio	(34,708)	$(23,004)	(57,712)
Japanese Small Company Portfolio	(472)	—	(472)
Asia Pacific Small Company Portfolio	—	—	—
United Kingdom Small Company Portfolio	(117)	(435)	(552)
Continental Small Company Portfolio	(722)	—	(722)
DFA International Real Estate Securities Portfolio	(38,031)	—	(38,031)
DFA Global Real Estate Securities Portfolio	(8,808)	—	(8,808)
DFA International Small Cap Value Portfolio	(36,899)	(12,688)	(49,587)
International Vector Equity Portfolio	(5,646)	—	(5,646)

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International High Relative Profitability Portfolio	$(390)	—	$(390)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(5,265)	—	(5,265)
World Core Equity Portfolio	(77)	$(397)	(474)
Selectively Hedged Global Equity Portfolio	(1,150)	(191)	(1,341)
Emerging Markets Portfolio	(10,074)	—	(10,074)
Emerging Markets Small Cap Portfolio	(17,882)	(4,623)	(22,505)
Emerging Markets Value Portfolio	(31,481)	—	(31,481)
Emerging Markets Core Equity Portfolio	(37,986)	—	(37,986)
Emerging Markets Targeted Value Portfolio	(397)	—	(397)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
Large Cap International Portfolio	$21,790	—	$(114,879)	$787,214	$694,125
International Core Equity Portfolio	164,474	—	(576,584)	2,711,445	2,299,335
Global Small Company Portfolio	529	—	(504)	517	542
International Small Company Portfolio	172,408	$278,416	—	615,587	1,066,411
Japanese Small Company Portfolio	13,813	9,017	—	55,091	77,921
Asia Pacific Small Company Portfolio	12,779	—	(15,084)	(28,156)	(30,461)
United Kingdom Small Company Portfolio	649	1,663	—	1,096	3,408
Continental Small Company Portfolio	2,684	—	(1,579)	47,476	48,581
DFA International Real Estate Securities Portfolio	666,046	—	(311,503)	(28,290)	326,253
DFA Global Real Estate Securities Portfolio	85,225	90,014	—	1,907,950	2,083,189
DFA International Small Cap Value Portfolio	151,601	206,468	—	286,756	644,825
International Vector Equity Portfolio	16,440	—	(30,752)	227,993	213,681
International High Relative Profitability Portfolio	1,089	—	(12,114)	35,204	24,179
World ex U.S. Value Portfolio	1,748	—	(1,394)	9,372	9,726
World ex U.S. Core Equity Portfolio	11,736	—	(30,195)	171,870	153,411
World Core Equity Portfolio	—	1,549	—	108,632	110,181
Selectively Hedged Global Equity Portfolio	7,786	0	—	72,826	80,612
Emerging Markets Portfolio	25,990	—	(209,529)	1,722,744	1,539,205
Emerging Markets Small Cap Portfolio	75,201	41,748	—	4,431	121,380
Emerging Markets Value Portfolio	151,494	—	(1,308,291)	566,226	(590,571)
Emerging Markets Core Equity Portfolio	113,918	—	(1,101,106)	3,104,503	2,117,315
Emerging Markets Targeted Value Portfolio	3,639	21	—	(534)	3,126

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$114,879	$114,879
International Core Equity Portfolio	576,584	576,584
Global Small Company Portfolio	504	504
International Small Company Portfolio	—	—
Japanese Small Company Portfolio	—	—
Asia Pacific Small Company Portfolio	15,084	15,084
United Kingdom Small Company Portfolio	—	—
Continental Small Company Portfolio	1,579	1,579
DFA International Real Estate Securities Portfolio	311,503	311,503
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	—	—
International Vector Equity Portfolio	30,752	30,752
International High Relative Profitability Portfolio	12,114	12,114
World ex U.S. Value Portfolio	1,394	1,394
World ex U.S. Core Equity Portfolio	30,195	30,195
World Core Equity Portfolio	—	—
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	209,529	209,529
Emerging Markets Small Cap Portfolio	—	—
Emerging Markets Value Portfolio	1,308,291	1,308,291
Emerging Markets Core Equity Portfolio	1,101,106	1,101,106
Emerging Markets Targeted Value Portfolio	—	—

During the year ended October 31, 2019, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Global Small Company Portfolio	$135
Asia Pacific Small Company Portfolio	3,958

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Large Cap International Portfolio	$4,791,598	$1,075,782	$(349,929)	$725,853
International Core Equity Portfolio	28,904,377	5,537,332	(2,792,770)	2,744,562
Global Small Company Portfolio	37,718	52	(2,189)	(2,137)
International Small Company Portfolio	11,291,306	—	(1,298,973)	(1,298,973)
Japanese Small Company Portfolio	524,703	—	(5,370)	(5,370)
Asia Pacific Small Company Portfolio	379,454	—	(74,554)	(74,554)
United Kingdom Small Company Portfolio	21,818	—	(2,465)	(2,465)
Continental Small Company Portfolio	557,824	—	(73,617)	(73,617)
DFA International Real Estate Securities Portfolio	6,299,266	959,229	(427,339)	531,890
DFA Global Real Estate Securities Portfolio	7,295,118	1,296,920	(134,239)	1,162,681
DFA International Small Cap Value Portfolio	13,724,524	2,345,505	(1,544,042)	801,463
International Vector Equity Portfolio	2,500,687	541,633	(287,750)	253,883
International High Relative Profitability Portfolio	453,361	30,801	(20,045)	10,756
World ex U.S. Value Portfolio	269,399	1,970	(50,080)	(48,110)
World ex U.S. Core Equity Portfolio	3,608,823	533,697	(332,900)	200,797
World Core Equity Portfolio	779,894	114,735	—	114,735
Selectively Hedged Global Equity Portfolio	342,330	79,568	(296)	79,272
Emerging Markets Portfolio	4,346,826	952,133	—	952,133
Emerging Markets Small Cap Portfolio	5,633,689	—	(807,248)	(807,248)
Emerging Markets Value Portfolio	15,552,318	—	(2,202,030)	(2,202,030)
Emerging Markets Core Equity Portfolio	25,561,629	7,226,455	(3,348,246)	3,878,209
Emerging Markets Targeted Value Portfolio	110,019	11,922	(3,991)	7,931

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2020		October 31, 2019
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$2,316	92	$7,880	286
Shares Issued in Lieu of Cash Distributions	281	10	687	26
Shares Redeemed	(3,330)	(129)	(5,088)	(183)

Net Increase (Decrease) — Class R2 Shares	$(733)	(27)	$3,479	129

Institutional Class Shares
Shares Issued	$2,034,805	89,606	$3,094,110	110,936
Shares Issued in Lieu of Cash Distributions	171,746	6,048	436,607	16,366
Shares Redeemed	(2,834,447)	(123,013)	(3,087,983)	(112,388)

Net Increase (Decrease) — Institutional Class Shares	$(627,896)	(27,359)	$442,734	14,914

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as The United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

	Forward
	Currency
	Contracts*	Futures**
Large Cap International Portfolio	$—	$60,836
International Core Equity Portfolio	—	276,291
International Small Company Portfolio	—	88,973
DFA International Real Estate Securities Portfolio	—	53,648
DFA International Small Cap Value Portfolio	—	120,452
International High Relative Profitability Portfolio	—	4,756
World ex U.S. Core Equity Portfolio	—	11,691
Selectively Hedged Global Equity Portfolio	109,190	4,516
Emerging Markets Core Equity Portfolio	—	177,045
Emerging Markets Targeted Value Portfolio	—	2,586

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value	Forward
	at	Currency	Equity
	April 30, 2020	Contracts (1)	Contracts *,(2)
Large Cap International Portfolio	$4,860	—	$4,860
International Core Equity Portfolio	33,929	—	33,929
International Small Company Portfolio	4,810	—	4,810
DFA International Real Estate Securities Portfolio	18,721	—	18,721
DFA International Small Cap Value Portfolio	9,015	—	9,015
World ex U.S. Core Equity Portfolio	1,626	—	1,626
Selectively Hedged Global Equity Portfolio	456	$76	380
Emerging Markets Core Equity Portfolio	10,575	—	10,575

	Liability Derivatives Value
	Total Value	Forward
	at	Currency	Equity
	April 30, 2020	Contracts (3)	Contracts (4)
International High Relative Profitability Portfolio	$(44)	—	$(44)
Selectively Hedged Global Equity Portfolio	(296)	$(296)	—
Emerging Markets Targeted Value Portfolio	(278)	—	(278)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
Large Cap International Portfolio	$3,794	—	$3,794
International Core Equity Portfolio	9,948	—	9,948
Global Small Company Portfolio	18	—	18	*
International Small Company Portfolio	(2,459)	—	(2,459)
DFA International Real Estate Securities Portfolio	(8,521)	—	(8,521)
DFA International Small Cap Value Portfolio	6,266	—	6,266
International Vector Equity Portfolio	(11,375)	—	(11,375	)*
International High Relative Profitability Portfolio	1,920	—	1,920
World ex U.S. Value Portfolio	99	—	99	*

	Realized Gain (Loss) on
	Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
World ex U.S. Core Equity Portfolio	$7,383	—	$7,383
World Core Equity Portfolio	(122)	—	(122)*
Selectively Hedged Global Equity Portfolio	1,157	$1,631	(474)
Emerging Markets Core Equity Portfolio	14,395	—	14,395
Emerging Markets Targeted Value Portfolio	(258)	—	(258)

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Forward
		Currency	Equity
	Total	Contracts (3)	Contracts (4)
Large Cap International Portfolio	$4,261	—	$4,261
International Core Equity Portfolio	29,134	—	29,134
International Small Company Portfolio	3,510	—	3,510
DFA International Real Estate Securities Portfolio	18,327	—	18,327
DFA International Small Cap Value Portfolio	6,261	—	6,261
International High Relative Profitability Portfolio	(44)	—	(44)
World ex U.S. Core Equity Portfolio	1,626	—	1,626
Selectively Hedged Global Equity Portfolio	592	$264	328
Emerging Markets Core Equity Portfolio	5,813	—	5,813
Emerging Markets Targeted Value Portfolio	(278)	—	(278)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2020 (amounts in thousands):

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
Selectively Hedged Global Equity Portfolio
Goldman Sachs International	$19	$19	—	—	$19	—	—	—	—	—
Bank of America Corp.	1	1	$(1)	—	—	$185	$185	$(1)	—	$184
Citibank, N.A.	1	1	(1)	—	—	54	54	(1)	—	53
UBS AG.	1	1	—	—	1	—	—	—	—	—
JP Morgan	54	54	(24)	—	30	24	24	(24)	—	—
Australia and New Zealand Banking Group Ltd.	—	—	—	—	—	7	7	—	—	7
Bank of New York Mellon Corp.	—	—	—	—	—	26	26	—	—	26

Total	$76	$76	$(26)	—	$50	$296	$296	$(26)	—	$270

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2020
Large Cap International Portfolio	1.37%	$15,828	3	$1	$25,463	—
International Core Equity Portfolio	1.34%	19,892	6	5	79,001	—
Global Small Company Portfolio	2.03%	143	35	—	972	—
International Small Company Portfolio	0.85%	11,869	5	1	24,436	—
DFA International Real Estate Securities Portfolio	2.30%	1,726	1	—	1,726	—
DFA Global Real Estate Securities Portfolio	1.18%	6,718	18	5	30,384	—
DFA International Small Cap Value Portfolio	1.90%	8,342	7	3	11,974	—
International Vector Equity Portfolio	1.40%	8,477	44	9	43,388	$9,587
World ex U.S. Value Portfolio	1.80%	877	42	1	8,163	—
World ex U.S. Core Equity Portfolio	1.93%	8,706	15	5	38,377	—
World Core Equity Portfolio	1.90%	1,843	33	3	17,666	—
Selectively Hedged Global Equity Portfolio	0.87%	1,410	2	—	2,211	—
Emerging Markets Core Equity Portfolio	1.02%	50,267	23	21	108,542	—
Emerging Markets Targeted Value Portfolio	1.84%	1,918	19	2	8,922	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2020, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 04/30/2020
Emerging Markets Core Equity Portfolio	Borrower	0.47%	$74,414	8	$12	$108,542	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$31,069	$22,530	$(16,901)
International Core Equity Portfolio	17,816	39,627	(15,892)
DFA Global Real Estate Securities Portfolio	318	284	51
DFA International Small Cap Value Portfolio	47,110	41,571	(5,664)
International Vector Equity Portfolio	12,878	11,378	(3,100)
International High Relative Profitability Portfolio	19,211	1,086	(240)
World ex U.S. Core Equity Portfolio	8,152	7,554	(2,417)
Emerging Markets Core Equity Portfolio	532	4,449	(1,554)
Emerging Markets Targeted Value Portfolio	180	68	(18)

K. Securities Lending:

As of April 30, 2020, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
Large Cap International Portfolio	$45,876
International Core Equity Portfolio	374,027
DFA International Real Estate Securities Portfolio	26,491
DFA International Small Cap Value Portfolio	88,602
International Vector Equity Portfolio	49,891
International High Relative Profitability Portfolio	27,374
World ex U.S. Core Equity Portfolio	59,831
Emerging Markets Core Equity Portfolio	597,572
Emerging Markets Targeted Value Portfolio	3,013

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2020
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions Large Cap International Portfolio
Common Stocks	$255,169	—	—	—	$255,169
Securities Lending Transactions International Core Equity Portfolio
Common Stocks, Rights/Warrants	1,338,602	—	—	—	1,338,602
DFA International Real Estate Securities Portfolio
Common Stocks	192,377	—	—	—	192,377
DFA Global Real Estate Securities Portfolio
Common Stocks	83,695	—	—	—	83,695
DFA International Small Cap Value Portfolio
Common Stocks	448,800	—	—	—	448,800
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	182,584	—	—	—	182,584
International High Relative Profitability Portfolio
Common Stocks	48,931	—	—	—	48,931
World ex U.S. Core Equity Portfolio
Common Stocks	143,218	—	—	—	143,218
Emerging Markets Core Equity Portfolio
Common Stocks	441,098	—	—	—	441,098
Emerging Markets Targeted Value Portfolio
Common Stocks	501	—	—	—	501

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

O. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
Large Cap International Portfolio-Institutional Class	4	74%
International Core Equity Portfolio-Institutional Class	4	69%
Global Small Company Portfolio-Institutional Class	5	98%
International Small Company Portfolio-Institutional Class	3	66%
Japanese Small Company Portfolio-Institutional Class	1	79%
Asia Pacific Small Company Portfolio-Institutional Class	2	95%
United Kingdom Small Company Portfolio-Institutional Class	4	97%
Continental Small Company Portfolio-Institutional Class	2	93%
DFA International Real Estate Securities Portfolio-Institutional Class	4	90%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	65%
DFA International Small Cap Value Portfolio-Institutional Class	4	73%
International Vector Equity Portfolio-Institutional Class	3	79%
International High Relative Profitability Portfolio-Institutional Class	3	88%
World ex U.S. Value Portfolio-Institutional Class	7	88%
World ex U.S. Core Equity Portfolio-Institutional Class	3	73%
World Core Equity Portfolio-Institutional Class	5	80%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	95%
Emerging Markets Portfolio-Institutional Class	3	59%
Emerging Markets Small Cap Portfolio-Institutional Class	5	60%
Emerging Markets Value Portfolio-Class R2	2	94%
Emerging Markets Value Portfolio-Institutional Class	3	40%
Emerging Markets Core Equity Portfolio-Institutional Class	3	60%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	91%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
	Net income for	Accumulated
	the current or	undistributed
	preceding	net profits	Paid-in
	fiscal year,	from the sale	surplus
	and accumulated	of securities	or other
	undistributed net	or other	capital
Portfolio Name	income	properties	source
Large Cap International Portfolio
December 16, 2019	87%	0%	13%
International Core Equity Portfolio
December 16, 2019	67%	0%	33%
International Small Company Portfolio
December 17, 2019	29%	0%	71%
Japanese Small Company Portfolio
December 17, 2019	0%	0%	100%
Asia Pacific Small Company Portfolio
December 17, 2019	28%	0%	72%
United Kingdom Small Company Portfolio
December 17, 2019	39%	0%	61%
Continental Small Company Portfolio
December 17, 2019	26%	0%	74%
DFA International Real Estate Securities Portfolio
December 16, 2019	0%	0%	100%
DFA Global Real Estate Securities Portfolio
December 17, 2019	92%	0%	8%
DFA International Small Cap Value Portfolio
December 16, 2019	36%	0%	64%
International Vector Equity Portfolio
December 16, 2019	59%	0%	41%
International High Relative Profitability Portfolio
December 17, 2019	91%	0%	9%
World ex U.S. Value Portfolio
December 17, 2019	66%	0%	34%
Selectively Hedged Global Equity Portfolio
December 17, 2019	71%	0%	29%
Emerging Markets Portfolio
December 17, 2019	41%	0%	59%
Emerging Markets Small Cap Portfolio
December 17, 2019	23%	0%	77%

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

CONTINUED

Estimated % Breakdown of Distribution Sources
	Net income for	Accumulated
	the current or	undistributed
	preceding	net profits	Paid-in
	fiscal year,	from the sale	surplus
	and accumulated	of securities	or other
	undistributed net	or other	capital
Portfolio Name	income	properties	source
Emerging Markets Value Portfolio
December 17, 2019	14%	0%	86%
Emerging Markets Core Equity Portfolio
December 16, 2019	50%	0%	50%
Emerging Markets Targeted Value Portfolio
December 17, 2019	94%	0%	6%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$755.40	0.67%	$2.92
Institutional Class Shares	$1,000.00	$756.50	0.42%	$1.83
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.53	0.67%	$3.37
Institutional Class Shares	$1,000.00	$1,022.78	0.42%	$2.11

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$6,818,747,235

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$6,818,747,235

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA
International
Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$6,818,747
Receivables:
Fund Shares Sold	10,589
Prepaid Expenses and Other Assets	121

Total Assets	6,829,457

LIABILITIES:
Payables:
Fund Shares Redeemed	11,639
Due to Advisor	812
Accrued Expenses and Other Liabilities	584

Total Liabilities	13,035

NET ASSETS.	$6,816,422

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,002 and shares outstanding of 78,238	$12.81

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $6,815,420 and shares outstanding of 530,099,361	$12.86

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$9,012,777
Total Distributable Earnings (Loss)	(2,196,355)

NET ASSETS	$6,816,422

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

DFA
International
Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $12,804)	$121,362
Income from Securities Lending	1,752
Expenses Allocated from Affiliated Investment Companies	(8,684)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	114,430

Fund Expenses
Investment Management Fees	16,150
Accounting & Transfer Agent Fees	607
Shareholder Servicing Fees
Class R2 Shares	2
Filing Fees	120
Shareholders’ Reports	198
Directors’/Trustees’ Fees & Expenses	23
Professional Fees	17
Other	(32)

Total Fund Expenses	17,085

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)
Class R2 Shares	(1)
Institutional Class Shares	(8,367)

Net Expenses	8,717

Net Investment Income (Loss)	105,713

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(43,113)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,268,880)

Net Realized and Unrealized Gain (Loss)	(2,311,993)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,206,280)

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2020	2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$105,713	$339,362
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(43,113)	(12,764)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,268,880)	(37,240)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,206,280)	289,358

Distributions:
Class R2 Shares	(12)	(83)
Institutional Class Shares	(99,514)	(576,705)

Total Distributions	(99,526)	(576,788)

Capital Share Transactions (1):
Shares Issued	1,908,764	2,071,367
Shares Issued in Lieu of Cash Distributions	97,327	562,384
Shares Redeemed	(2,058,532)	(2,595,094)

Net Increase (Decrease) from Capital Share Transactions	(52,441)	38,657

Total Increase (Decrease) in Net Assets	(2,358,247)	(248,773)
Net Assets
Beginning of Period	9,174,669	9,423,442

End of Period	$6,816,422	$9,174,669

(1) Shares Issued and Redeemed:
Shares Issued	141,833	123,536
Shares Issued in Lieu of Cash Distributions	5,484	34,167
Shares Redeemed	(151,214)	(154,773)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,897)	2,930

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$17.13		$17.68	$19.89	$16.27	$16.93	$18.48

Income from Investment Operations(A)
Net Investment Income (Loss)	0.18		0.58	0.54	0.55	0.53	0.51
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.32)		(0.10)	(2.21)	3.61	(0.65)	(1.55)

Total from Investment Operations	(4.14)		0.48	(1.67)	4.16	(0.12)	(1.04)

Less Distributions:
Net Investment Income	(0.18)		(0.51)	(0.54)	(0.54)	(0.54)	(0.51)
Net Realized Gains	—		(0.52)	—	—	—	—

Total Distributions	(0.18)		(1.03)	(0.54)	(0.54)	(0.54)	(0.51)

Net Asset Value, End of Period	$12.81		$17.13	$17.68	$19.89	$16.27	$16.93

Total Return	(24.46	%)(B)	3.13%	(8.59%)	25.99%	(0.43%)	(5.78%)

Net Assets, End of Period (thousands)	$1,002		$1,191	$1,477	$3,508	$3,308	$10,404
Ratio of Expenses to Average Net Assets (F)	0.67	%(C)	0.69%	0.68%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (F)	0.87	%(C)	0.89%	0.88%	0.88%	0.88%	0.73%
Ratio of Net Investment Income to Average Net Assets	2.39	%(C)	3.43%	2.72%	3.07%	3.4%	2.81%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$17.18		$17.74	$19.94	$16.30	$16.92	$18.47

Income (loss) from Investment Operations(A)
Net Investment Income (Loss)	0.20		0.63	0.60	0.56	0.55	0.56
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.33)		(0.11)	(2.21)	3.66	(0.63)	(1.56)

Total from Investment Operations	(4.13)		0.52	(1.61)	4.22	(0.08)	(1.00)

Less Distributions:
Net Investment Income	(0.19)		(0.56)	(0.59)	(0.58)	(0.54)	(0.55)
Net Realized Gains	—		(0.52)	—	—	—	—

Total Distributions	(0.19)		(1.08)	(0.59)	(0.58)	(0.54)	(0.55)

Net Asset Value, End of Period	$12.86		$17.18	$17.74	$19.94	$16.30	$16.92

Total Return	(24.35	%)(B)	3.37%	(8.32%)	26.36%	(0.20%)	(5.58%)

Net Assets, End of Period (thousands)	$6,815,420		$9,173,478	$9,421,965	$9,837,631	$7,270,665	$6,795,481
Ratio of Expenses to Average Net Assets (F)	0.42	%(C)	0.44%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) (F)	0.62	%(C)	0.64%	0.63%	0.63%	0.63%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.53	%(C)	3.70%	3.01%	3.12%	3.51%	3.10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2020, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.39	%*

*	Effective as of February 28, 2020, the management fee payable by the Portfolio was reduced from 0.40% to 0.35%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2020, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the

Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.35%	—	$8,367	—

Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.35%	—	1	—

(1)

The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis.

(2)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.35% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$242

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be “passive foreign investment companies,” were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2018	$298,200	—	—	$298,200
2019	302,955	$273,833	—	576,788

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
DFA International Value Portfolio	$(2,159)	—	$(2,159)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
DFA International Value Portfolio	$63,472	—	$(13,753)	$60,237	$109,956

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$13,753	$13,753

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA International Value Portfolio	$8,989,067	—	$(2,130,494)	$(2,130,494)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2020		October 31, 2019
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$300	19	$409	25
Shares Issued in Lieu of Cash Distributions	12	1	83	5
Shares Redeemed	(172)	(11)	(766)	(44)

Net Increase (Decrease) — Class R2 Shares	$140	9	$(274)	(14)

Institutional Class Shares
Shares Issued	$1,908,464	141,814	$2,070,958	123,511
Shares Issued in Lieu of Cash Distributions	97,315	5,483	562,301	34,162
Shares Redeemed	(2,058,359)	(151,203)	(2,594,328)	(154,729)

Net Increase (Decrease) — Institutional Class Shares	$(52,580)	(3,906)	$38,931	2,944

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

J. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA International Value Portfolio-Class R2	5	96%
DFA International Value Portfolio-Institutional Class	4	73%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolio may be adversely affected in the near term and, potentially, beyond.

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of the Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
DFA International Value Portfolio
December 17, 2019	62%	0%	38%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$757.30	0.21%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$861.30	0.12%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$819.90	0.12%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$789.70	0.11%	$0.49
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Continental Small Company Series
Actual Fund Return	$1,000.00	$842.80	0.12%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$855.00	0.11%	$0.51
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Emerging Markets Series
Actual Fund Return	$1,000.00	$858.80	0.13%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.22	0.13%	$0.65

The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$828.20	0.25%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.25%	$1.26

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series

Communication Services	4.8%
Consumer Discretionary	15.7%
Consumer Staples	4.8%
Energy	10.7%
Financials	28.1%
Health Care	6.2%
Industrials	10.5%
Information Technology	1.8%
Materials	12.8%
Real Estate	3.4%
Utilities	1.2%

100.0%

The Japanese Small Company Series

Communication Services	2.8%
Consumer Discretionary	16.9%
Consumer Staples	8.2%
Energy	1.3%
Financials	8.7%
Health Care	5.0%
Industrials	29.7%
Information Technology	13.2%
Materials	10.7%
Real Estate	1.9%
Utilities	1.6%

100.0%

The Asia Pacific Small Company Series

Communication Services	9.0%
Consumer Discretionary	17.0%
Consumer Staples	7.8%
Energy	2.2%
Financials	11.6%
Health Care	5.6%
Industrials	12.7%
Information Technology	8.8%
Materials	14.6%
Real Estate	7.5%
Utilities	3.2%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series

Communication Services	2.4%
Consumer Discretionary	19.5%
Consumer Staples	6.6%
Energy	2.2%
Financials	15.2%
Health Care	3.5%
Industrials	27.7%
Information Technology	8.4%
Materials	6.9%
Real Estate	4.9%
Utilities	2.7%

100.0%

The Continental Small Company Series

Communication Services	6.0%
Consumer Discretionary	9.0%
Consumer Staples	5.3%
Energy	2.7%
Financials	13.4%
Health Care	6.4%
Industrials	25.0%
Information Technology	12.2%
Materials	7.5%
Real Estate	7.2%
Utilities	5.3%

100.0%

The Canadian Small Company Series

Communication Services	1.7%
Consumer Discretionary	5.2%
Consumer Staples	5.7%
Energy	12.6%
Financials	9.2%
Health Care	1.4%
Industrials	13.0%
Information Technology	6.4%
Materials	33.3%
Real Estate	4.1%
Utilities	7.4%

100.0%

The Emerging Markets Series

Communication Services	11.1%
Consumer Discretionary	11.7%
Consumer Staples	7.7%
Energy	5.8%
Financials	18.6%
Health Care	3.3%
Industrials	6.4%
Information Technology	20.1%
Materials	8.8%
Real Estate	3.7%
Utilities	2.8%

100.0%

The Emerging Markets Small Cap Series

Communication Services	3.4%
Consumer Discretionary	13.2%
Consumer Staples	7.4%
Energy	1.4%
Financials	7.6%
Health Care	8.0%
Industrials	14.8%
Information Technology	18.0%
Materials	13.5%
Real Estate	7.9%
Utilities	4.8%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.8%)
AUSTRALIA — (5.6%)
Australia & New Zealand Banking Group, Ltd.	9,179,102	$99,707,630	1.0%
National Australia Bank, Ltd.	4,868,906	53,350,936	0.6%
Westpac Banking Corp.	7,945,749	82,668,708	0.9%
Other Securities		321,838,831	3.3%

TOTAL AUSTRALIA		557,566,105	5.8%

AUSTRIA — (0.1%)
Other Security		6,088,524	0.1%

BELGIUM — (0.9%)
Other Securities		84,995,171	0.9%

CANADA — (7.7%)
Bank of Montreal 063671101	1,441,562	73,375,506	0.8%
Bank of Nova Scotia (The)	1,368,157	54,917,822	0.6%
Canadian Imperial Bank of Commerce	842,641	49,930,694	0.5%
# Canadian Natural Resources, Ltd.	3,262,390	54,677,656	0.6%
Magna International, Inc.	1,443,051	56,322,281	0.6%
Suncor Energy, Inc.	3,183,710	56,769,061	0.6%
Other Securities		426,956,373	4.4%

TOTAL CANADA		772,949,393	8.1%

DENMARK — (2.1%)
# Vestas Wind Systems A.S	774,838	66,537,760	0.7%
Other Securities		142,012,223	1.5%

TOTAL DENMARK		208,549,983	2.2%

FINLAND — (0.9%)
Other Securities		85,583,544	0.9%

FRANCE — (8.8%)
BNP Paribas SA	1,990,380	62,530,419	0.7%
Cie de Saint-Gobain	2,069,157	55,055,938	0.6%
Cie Generale des Etablissements Michelin SCA	664,554	64,209,891	0.7%
Orange SA	5,978,647	72,634,782	0.8%
Total SA	6,874,996	244,009,922	2.5%
Other Securities		375,135,209	3.8%

TOTAL FRANCE		873,576,161	9.1%

GERMANY — (6.8%)
Allianz SE	350,466	64,496,698	0.7%
BASF SE	1,039,248	53,185,040	0.6%
Bayer AG	1,817,305	119,522,979	1.2%
Bayerische Motoren Werke AG	1,225,665	72,099,959	0.8%
# Daimler AG	3,530,733	120,761,609	1.3%
Volkswagen AG	125,075	18,491,559	0.2%
Other Securities		226,300,329	2.2%

TOTAL GERMANY		674,858,173	7.0%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (3.2%)
CK Hutchison Holdings, Ltd.	7,657,984	$56,762,284	0.6%
# Sun Hung Kai Properties, Ltd.	4,291,920	58,686,958	0.6%
Other Securities		206,031,288	2.1%

TOTAL HONG KONG		321,480,530	3.3%

IRELAND — (0.3%)
Other Securities		32,939,762	0.3%

ISRAEL — (0.5%)
Other Securities		45,252,599	0.5%

ITALY — (1.7%)
Other Securities		170,062,221	1.8%

JAPAN — (22.2%)
Hitachi, Ltd.	1,579,000	46,863,810	0.5%
Honda Motor Co., Ltd.	4,590,300	111,471,566	1.2%
Honda Motor Co., Ltd., Sponsored ADR	26,040	626,262	0.0%
Mitsubishi UFJ Financial Group, Inc.	11,934,650	48,215,983	0.5%
SoftBank Group Corp.	1,267,900	54,345,491	0.6%
Sumitomo Mitsui Financial Group, Inc.	2,857,600	75,146,958	0.8%
Toyota Motor Corp.	3,715,890	229,741,821	2.4%
# Toyota Motor Corp., Sponsored ADR	208,099	25,718,955	0.3%
Other Securities		1,625,501,892	16.8%

TOTAL JAPAN		2,217,632,738	23.1%

NETHERLANDS — (3.8%)
Koninklijke Ahold Delhaize NV	5,195,538	126,149,408	1.3%
Koninklijke DSM NV	645,359	79,096,395	0.8%
Other Securities		169,967,861	1.8%

TOTAL NETHERLANDS		375,213,664	3.9%

NEW ZEALAND — (0.2%)
Other Securities		18,352,417	0.2%

NORWAY — (0.8%)
Other Securities		82,510,483	0.9%

PORTUGAL — (0.1%)
Other Securities		6,634,738	0.1%

SINGAPORE — (1.0%)
Other Securities		104,375,040	1.1%

SPAIN — (1.6%)
# Banco Santander SA	49,743,328	111,145,839	1.2%
Other Securities		51,363,564	0.5%

TOTAL SPAIN		162,509,403	1.7%

SWEDEN — (2.5%)
Other Securities		253,667,005	2.6%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SWITZERLAND — (9.9%)
# ABB, Ltd.	3,432,303	$65,152,902	0.7%
# Cie Financiere Richemont SA	1,165,784	66,138,927	0.7%
Lonza Group AG	216,456	94,518,883	1.0%
Novartis AG	1,892,838	161,531,867	1.7%
Novartis AG, Sponsored ADR	404,674	34,288,028	0.4%
UBS Group AG	6,275,625	67,196,220	0.7%
Zurich Insurance Group AG	445,436	141,227,411	1.5%
Other Securities		360,792,374	3.6%

TOTAL SWITZERLAND		990,846,612	10.3%

UNITED KINGDOM — (12.1%)
Anglo American P.L.C	2,969,516	52,812,987	0.6%
Aviva P.L.C	16,319,347	49,351,778	0.5%
# BP P.L.C., Sponsored ADR	4,082,613	97,166,189	1.0%
British American Tobacco P.L.C	3,024,009	116,558,048	1.2%
# British American Tobacco P.L.C., Sponsored ADR	838,885	32,003,463	0.3%
Glencore P.L.C	26,692,936	50,007,591	0.5%
HSBC Holdings P.L.C	13,949,143	71,697,993	0.7%
# HSBC Holdings P.L.C., Sponsored ADR	2,590,482	66,653,102	0.7%
Lloyds Banking Group P.L.C	181,694,609	73,515,093	0.8%
Royal Dutch Shell P.L.C., Class A	136,125	2,241,196	0.0%
Royal Dutch Shell P.L.C., Class B	141,340	2,262,661	0.0%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	3,293,873	109,126,000	1.1%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,809,546	121,791,186	1.3%
Vodafone Group P.L.C	58,351,986	82,315,615	0.9%
# Vodafone Group P.L.C., Sponsored ADR	4,011,201	56,718,386	0.6%
Other Securities		220,417,832	2.3%

TOTAL UNITED KINGDOM		1,204,639,120	12.5%

UNITED STATES — (0.0%)
Other Securities		4,935,255	0.0%

TOTAL COMMON STOCKS		9,255,218,641	96.4%

PREFERRED STOCKS — (1.2%)
GERMANY — (1.2%)
Volkswagen AG	701,336	97,577,684	1.0%
Other Securities		23,667,692	0.3%

TOTAL GERMANY		121,245,376	1.3%

TOTAL INVESTMENT SECURITIES (Cost $12,176,939,773)		9,376,464,017

		Value†
SECURITIES LENDING COLLATERAL — (6.0%)
@§ The DFA Short Term Investment Fund	51,443,536	595,253,156	6.2%

TOTAL INVESTMENTS—(100.0%) (Cost $12,772,010,330)		$9,971,717,173	103.9%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2020, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	843	06/19/20	$110,079,331	$122,336,160	$12,256,829

Total Futures Contracts			$110,079,331	$122,336,160	$12,256,829

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$17,488,877	$540,077,228	—	$557,566,105
Austria	—	6,088,524	—	6,088,524
Belgium	—	84,995,171	—	84,995,171
Canada	772,949,393	—	—	772,949,393
Denmark	—	208,549,983	—	208,549,983
Finland	—	85,583,544	—	85,583,544
France	—	873,576,161	—	873,576,161
Germany	12,443,228	662,414,945	—	674,858,173
Hong Kong	—	321,480,530	—	321,480,530
Ireland	9,952,853	22,986,909	—	32,939,762
Israel	9,667,343	35,585,256	—	45,252,599
Italy	22,678,802	147,383,419	—	170,062,221
Japan	48,568,329	2,169,064,409	—	2,217,632,738
Netherlands	15,006,624	360,207,040	—	375,213,664
New Zealand	—	18,352,417	—	18,352,417
Norway	—	82,510,483	—	82,510,483
Portugal	—	6,634,738	—	6,634,738
Singapore	—	104,375,040	—	104,375,040
Spain	1,870,941	160,638,462	—	162,509,403
Sweden	—	253,667,005	—	253,667,005
Switzerland	60,418,836	930,427,776	—	990,846,612
United Kingdom	540,160,470	664,478,650	—	1,204,639,120
United States	4,935,255	—	—	4,935,255
Preferred Stocks
Germany	—	121,245,376	—	121,245,376
Securities Lending Collateral	—	595,253,156	—	595,253,156
Futures Contracts**	12,256,829	—	—	12,256,829

TOTAL	$1,528,397,780	$8,455,576,222	—	$9,983,974,002

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (2.7%)
Internet Initiative Japan, Inc.	194,900	$6,661,992	0.2%
Other Securities		76,365,988	2.6%

TOTAL COMMUNICATION SERVICES		83,027,980	2.8%

CONSUMER DISCRETIONARY — (16.5%)
DCM Holdings Co., Ltd.	713,300	6,969,748	0.2%
Keihin Corp.	340,100	8,112,526	0.3%
Nissin Kogyo Co., Ltd.	316,900	6,575,092	0.2%
Showa Corp.	399,000	8,384,143	0.3%
Other Securities		468,135,642	15.6%

TOTAL CONSUMER DISCRETIONARY		498,177,151	16.6%

CONSUMER STAPLES — (7.9%)
cocokara fine, Inc.	147,860	6,973,253	0.2%
Milbon Co., Ltd.	154,752	6,792,295	0.2%
Morinaga Milk Industry Co., Ltd.	247,900	9,608,114	0.3%
# Nippon Suisan Kaisha, Ltd.	1,703,900	7,581,437	0.3%
Other Securities		209,498,962	7.0%

TOTAL CONSUMER STAPLES		240,454,061	8.0%

ENERGY — (1.2%)
Iwatani Corp.	272,400	9,305,776	0.3%
Other Securities		28,172,624	0.9%

TOTAL ENERGY		37,478,400	1.2%

FINANCIALS — (8.5%)
Fuyo General Lease Co., Ltd.	143,700	7,184,894	0.2%
Hokuhoku Financial Group, Inc.	920,400	7,478,464	0.3%
Jafco Co., Ltd.	239,900	7,684,945	0.3%
Kiyo Bank, Ltd. (The)	475,390	7,024,690	0.2%
Shiga Bank, Ltd. (The)	331,300	7,803,181	0.3%
Other Securities		220,832,533	7.3%

TOTAL FINANCIALS		258,008,707	8.6%

HEALTH CARE — (4.9%)
Jeol, Ltd.	266,300	7,873,941	0.3%
Menicon Co., Ltd.	179,200	7,777,278	0.3%
Miraca Holdings, Inc.	435,200	10,897,202	0.4%
Other Securities		121,964,737	3.9%

TOTAL HEALTH CARE		148,513,158	4.9%

INDUSTRIALS — (29.0%)
# DMG Mori Co., Ltd.	670,800	6,858,714	0.2%
Duskin Co., Ltd.	331,300	8,561,147	0.3%
# Fuji Corp.	477,000	7,986,546	0.3%
Furukawa Electric Co., Ltd.	394,400	7,423,638	0.3%
Hazama Ando Corp.	1,473,200	9,174,712	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Inaba Denki Sangyo Co., Ltd.	390,200	$8,254,948	0.3%
# Maeda Corp.	930,800	7,466,234	0.3%
Meitec Corp.	204,100	9,011,874	0.3%
Mirait Holdings Corp.	581,635	7,513,430	0.3%
Nichias Corp.	453,400	9,013,564	0.3%
Nikkon Holdings Co., Ltd.	385,300	7,481,555	0.3%
# Nishimatsu Construction Co., Ltd.	398,600	7,547,806	0.3%
Nisshinbo Holdings, Inc.	990,480	6,905,893	0.2%
Penta-Ocean Construction Co., Ltd.	1,716,400	8,671,050	0.3%
Senko Group Holdings Co., Ltd.	852,800	6,950,191	0.2%
TOKAI Holdings Corp.	738,800	6,677,294	0.2%
Ushio, Inc.	949,300	10,010,046	0.3%
Other Securities		742,773,967	24.5%

TOTAL INDUSTRIALS		878,282,609	29.2%

INFORMATION TECHNOLOGY — (12.9%)
Daiwabo Holdings Co., Ltd.	131,300	8,088,734	0.3%
Japan Material Co., Ltd.	451,000	6,528,790	0.2%
NSD Co., Ltd.	559,460	7,922,113	0.3%
Shinko Electric Industries Co., Ltd.	535,400	6,682,951	0.2%
Systena Corp.	531,900	7,477,765	0.3%
Tokyo Seimitsu Co., Ltd.	291,800	9,438,815	0.3%
Topcon Corp.	815,500	6,695,940	0.2%
Other Securities		337,603,777	11.2%

TOTAL INFORMATION TECHNOLOGY		390,438,885	13.0%

MATERIALS — (10.5%)
ADEKA Corp.	654,200	8,214,890	0.3%
Mitsui Mining & Smelting Co., Ltd.	451,000	8,414,400	0.3%
Nippon Light Metal Holdings Co., Ltd.	4,269,500	6,724,107	0.2%
# Sumitomo Osaka Cement Co., Ltd.	265,199	8,629,840	0.3%
Toagosei Co., Ltd.	822,800	7,528,080	0.3%
Tokuyama Corp.	414,298	8,741,684	0.3%
Toyobo Co., Ltd.	667,400	7,774,416	0.3%
Other Securities		261,018,996	8.6%

TOTAL MATERIALS		317,046,413	10.6%

REAL ESTATE — (1.8%)
Other Securities		54,907,333	1.8%

UTILITIES — (1.6%)
Nippon Gas Co., Ltd.	210,300	6,935,460	0.2%
Other Securities		40,828,989	1.4%

TOTAL UTILITIES		47,764,449	1.6%

TOTAL COMMON STOCKS (Cost $3,087,490,509)		2,954,099,146	98.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	6,480,173	$74,982,086	2.5%

TOTAL INVESTMENTS—(100.0%) (Cost $3,162,447,932)		$3,029,081,232	100.8%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$83,027,980	—	$83,027,980
Consumer Discretionary	$1,214,652	496,962,499	—	498,177,151
Consumer Staples	—	240,454,061	—	240,454,061
Energy	—	37,478,400	—	37,478,400
Financials	—	258,008,707	—	258,008,707
Health Care	—	148,513,158	—	148,513,158
Industrials	—	878,282,609	—	878,282,609
Information Technology	—	390,438,885	—	390,438,885
Materials	—	317,046,413	—	317,046,413
Real Estate	310,528	54,596,805	—	54,907,333
Utilities	—	47,764,449	—	47,764,449
Securities Lending Collateral	—	74,982,086	—	74,982,086

TOTAL	$1,525,180	$3,027,556,052	—	$3,029,081,232

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.7%)
AUSTRALIA — (50.7%)
	Ansell, Ltd.	700,311	$12,915,269	1.0%
#	Bank of Queensland, Ltd.	2,104,987	7,097,666	0.6%
	Bapcor, Ltd.	2,370,755	7,548,884	0.6%
	Breville Group, Ltd.	788,368	8,921,355	0.7%
	Carsales.com, Ltd.	1,320,135	12,076,314	0.9%
	Cleanaway Waste Management, Ltd.	8,694,486	10,490,102	0.8%
	CSR, Ltd.	3,445,365	8,280,714	0.6%
	Elders, Ltd.	1,232,076	6,908,087	0.5%
	Healius, Ltd.	4,144,191	6,931,385	0.5%
	IGO, Ltd.	3,070,006	9,313,395	0.7%
	Iluka Resources, Ltd.	1,361,287	6,752,038	0.5%
#	InvoCare, Ltd.	1,186,587	7,935,190	0.6%
	IRESS, Ltd.	1,132,562	8,261,080	0.6%
#	JB Hi-Fi, Ltd.	532,116	12,029,759	0.9%
#	Metcash, Ltd.	7,963,936	12,845,372	1.0%
#	Mineral Resources, Ltd.	1,213,862	13,082,811	1.0%
*	NEXTDC, Ltd.	2,176,341	12,419,886	1.0%
	nib holdings, Ltd.	3,261,361	10,422,419	0.8%
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	8,552,466	0.7%
#*	Nufarm, Ltd.	2,076,155	7,051,021	0.6%
	Orora, Ltd.	8,341,282	13,862,055	1.1%
	OZ Minerals, Ltd.	2,218,981	12,790,711	1.0%
	Pendal Group, Ltd.	2,052,929	7,290,853	0.6%
#	Perpetual, Ltd.	350,481	6,812,863	0.5%
	Premier Investments, Ltd.	732,415	7,340,343	0.6%
	Regis Resources, Ltd.	3,188,786	9,117,917	0.7%
*	Saracen Mineral Holdings, Ltd.	6,862,422	18,820,844	1.5%
#*	Silver Lake Resources, Ltd.	7,807,789	9,643,652	0.8%
	Spark Infrastructure Group	11,520,334	14,149,222	1.1%
#	St Barbara, Ltd.	5,157,916	8,489,655	0.7%
	Steadfast Group, Ltd.	5,683,479	11,223,075	0.9%
	Technology One, Ltd.	1,748,272	10,724,852	0.8%
*	Vocus Group, Ltd.	4,546,270	9,025,141	0.7%
	Other Securities		343,964,245	26.6%

TOTAL AUSTRALIA			673,090,641	52.2%

CHINA — (1.0%)
	Other Securities		13,652,716	1.1%

HONG KONG — (24.0%)
#	HKBN, Ltd.	4,262,500	7,340,509	0.6%
	Luk Fook Holdings International, Ltd.	3,902,000	8,355,100	0.7%
	Man Wah Holdings, Ltd.	15,887,200	9,123,702	0.7%
#	United Laboratories International Holdings, Ltd. (The)	7,996,000	6,906,713	0.5%
	VTech Holdings, Ltd.	1,438,200	10,844,019	0.9%
	Other Securities		275,903,379	21.3%

TOTAL HONG KONG			318,473,422	24.7%

JAPAN — (0.1%)
	Other Security		545,684	0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
NEW ZEALAND — (6.1%)
Chorus, Ltd.	3,219,258	$14,048,975	1.1%
Infratil, Ltd.	4,079,957	11,423,845	0.9%
Mainfreight, Ltd.	338,941	7,521,649	0.6%
SKYCITY Entertainment Group, Ltd.	4,624,657	7,463,752	0.6%
Other Securities		40,759,812	3.1%

TOTAL NEW ZEALAND		81,218,033	6.3%

SINGAPORE — (14.5%)
# IGG, Inc.	10,817,000	6,877,494	0.5%
Keppel Infrastructure Trust	19,465,946	6,816,898	0.5%
# Sembcorp Industries, Ltd.	7,106,600	8,141,362	0.6%
# Singapore Post, Ltd.	13,246,100	6,825,628	0.5%
# Singapore Press Holdings, Ltd.	7,633,400	8,197,145	0.6%
StarHub, Ltd.	7,155,500	7,538,071	0.6%
Venture Corp., Ltd.	971,100	10,852,703	0.8%
Yangzijiang Shipbuilding Holdings Ltd.	20,062,000	13,911,602	1.1%
Other Securities		123,301,671	9.7%

TOTAL SINGAPORE		192,462,574	14.9%

UNITED STATES — (0.3%)
Other Securities		3,850,943	0.3%

TOTAL COMMON STOCKS		1,283,294,013	99.6%

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
Other Securities		2,149	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,689,994,287)		1,283,296,162

		Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	3,817,980	44,177,849	3.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,734,164,083)		$1,327,474,011	103.0%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,101,787	$667,988,854	—	$673,090,641
China	—	13,652,716	—	13,652,716
Hong Kong	55,118	318,418,304	—	318,473,422
Japan	—	545,684	—	545,684
New Zealand	—	81,218,033	—	81,218,033
Singapore	—	192,462,574	—	192,462,574
United States	92,544	3,758,399	—	3,850,943
Rights/Warrants
Singapore	—	2,149	—	2,149
Securities Lending Collateral	—	44,177,849	—	44,177,849

TOTAL	$5,249,449	$1,322,224,562	—	$1,327,474,011

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$37,034,154	2.5%

CONSUMER DISCRETIONARY — (19.1%)
B&M European Value Retail SA	3,874,468	16,202,811	1.1%
Bellway P.L.C	533,292	17,844,656	1.2%
* Boohoo Group P.L.C	4,032,544	16,385,934	1.1%
Countryside Properties P.L.C	2,676,835	13,637,915	0.9%
Domino’s Pizza Group P.L.C	3,598,386	15,593,195	1.0%
Games Workshop Group P.L.C	205,563	15,557,948	1.0%
Greggs P.L.C	617,131	14,194,734	0.9%
Inchcape P.L.C	2,472,981	15,577,529	1.0%
Moneysupermarket.com Group P.L.C	3,466,544	13,811,687	0.9%
Vistry Group P.L.C	1,402,614	14,244,330	0.9%
WH Smith P.L.C	704,933	11,127,102	0.7%
Other Securities		131,211,005	8.8%

TOTAL CONSUMER DISCRETIONARY		295,388,846	19.5%

CONSUMER STAPLES — (6.4%)
Britvic P.L.C	1,585,438	14,593,509	1.0%
Cranswick P.L.C	379,748	17,762,216	1.2%
Fevertree Drinks P.L.C	610,255	13,319,554	0.9%
Tate & Lyle P.L.C	2,642,463	23,677,422	1.6%
Other Securities		29,949,151	1.8%

TOTAL CONSUMER STAPLES		99,301,852	6.5%

ENERGY — (2.2%)
Other Securities		33,585,658	2.2%

FINANCIALS — (14.9%)
Beazley P.L.C	2,964,842	14,659,781	1.0%
Close Brothers Group P.L.C	1,010,082	13,851,255	0.9%
IG Group Holdings P.L.C	2,614,873	24,784,386	1.6%
Intermediate Capital Group P.L.C	1,179,480	16,685,857	1.1%
Man Group P.L.C	10,433,201	17,479,855	1.2%
Quilter P.L.C	10,292,590	15,918,055	1.1%
TP ICAP P.L.C	3,733,089	15,937,371	1.1%
Other Securities		110,858,821	7.2%

TOTAL FINANCIALS		230,175,381	15.2%

HEALTH CARE — (3.4%)
ConvaTec Group P.L.C	4,782,680	12,774,170	0.8%
Other Securities		40,894,149	2.7%

TOTAL HEALTH CARE		53,668,319	3.5%

INDUSTRIALS — (27.1%)
Babcock International Group P.L.C	3,043,024	16,117,879	1.1%
Balfour Beatty P.L.C	4,805,553	15,640,645	1.0%
Diploma P.L.C	780,435	16,915,682	1.1%
G4S P.L.C	9,287,044	12,749,084	0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Grafton Group P.L.C	1,587,551	$12,667,710	0.8%
Hays P.L.C	9,080,700	12,371,760	0.8%
HomeServe P.L.C	959,826	13,444,910	0.9%
Howden Joinery Group P.L.C	3,370,761	22,227,495	1.5%
IMI P.L.C	1,745,630	18,151,194	1.2%
John Laing Group P.L.C	2,506,978	11,501,156	0.8%
QinetiQ Group P.L.C	3,964,771	15,161,894	1.0%
Rotork P.L.C	5,397,898	16,827,519	1.1%
Signature Aviation P.L.C	5,602,723	13,759,791	0.9%
Travis Perkins P.L.C	1,545,039	20,174,312	1.3%
Ultra Electronics Holdings P.L.C	591,619	14,646,810	1.0%
Other Securities		186,477,111	12.3%

TOTAL INDUSTRIALS		418,834,952	27.6%

INFORMATION TECHNOLOGY — (8.2%)
Electrocomponents P.L.C	2,748,853	19,967,713	1.3%
Softcat P.L.C	810,023	11,502,047	0.8%
Spectris P.L.C	704,273	23,748,569	1.6%
Spirent Communications P.L.C	4,124,361	12,476,072	0.8%
Other Securities		58,928,665	3.8%

TOTAL INFORMATION TECHNOLOGY		126,623,066	8.3%

MATERIALS — (6.7%)
Centamin P.L.C	8,142,932	15,766,130	1.0%
Marshalls P.L.C	1,450,097	11,614,043	0.8%
Victrex P.L.C	608,813	15,254,389	1.0%
Other Securities		60,936,224	4.0%

TOTAL MATERIALS		103,570,786	6.8%

REAL ESTATE — (4.7%)
Grainger P.L.C	4,445,647	14,936,110	1.0%
# IWG P.L.C	4,261,590	12,743,575	0.9%
Savills P.L.C	1,018,529	12,399,395	0.8%
St. Modwen Properties P.L.C	2,718,738	12,599,082	0.8%
Other Securities		20,959,282	1.4%

TOTAL REAL ESTATE		73,637,444	4.9%

UTILITIES — (2.6%)
Pennon Group P.L.C	1,702,549	23,443,830	1.5%
Other Securities		16,621,887	1.1%

TOTAL UTILITIES		40,065,717	2.6%

TOTAL COMMON STOCKS (Cost $1,836,577,231)		1,511,886,175	99.6%

		Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	3,058,453	35,389,358	2.3%

TOTAL INVESTMENTS—(100.0%) (Cost $1,871,958,338)		$1,547,275,533	101.9%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$37,034,154	—	$37,034,154
Consumer Discretionary	—	295,388,846	—	295,388,846
Consumer Staples	—	99,301,852	—	99,301,852
Energy	—	33,585,658	—	33,585,658
Financials	—	230,175,381	—	230,175,381
Health Care	—	53,668,319	—	53,668,319
Industrials	—	418,834,952	—	418,834,952
Information Technology	—	126,623,066	—	126,623,066
Materials	—	103,570,786	—	103,570,786
Real Estate	—	73,637,444	—	73,637,444
Utilities	—	40,065,717	—	40,065,717
Securities Lending Collateral	—	35,389,358	—	35,389,358

TOTAL	—	$1,547,275,533	—	$1,547,275,533

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (90.3%)
AUSTRIA — (3.2%)
Other Securities		$158,666,494	3.5%

BELGIUM — (3.6%)
Ackermans & van Haaren NV	169,457	22,459,429	0.5%
Elia Group SA	195,211	22,445,918	0.5%
Other Securities		130,163,119	2.9%

TOTAL BELGIUM		175,068,466	3.9%

DENMARK — (4.8%)
# Pandora A.S	509,474	18,116,145	0.4%
* Royal Unibrew A.S	347,808	26,908,597	0.6%
SimCorp A.S	282,473	26,091,698	0.6%
# Topdanmark A.S	467,367	18,866,343	0.4%
Other Securities		147,133,168	3.3%

TOTAL DENMARK		237,115,951	5.3%

FINLAND — (5.9%)
Huhtamaki Oyj	689,459	25,733,407	0.6%
Kesko Oyj, Class B	1,512,192	24,639,804	0.6%
Metso Oyj	667,333	18,514,555	0.4%
# Nokian Renkaat Oyj	883,124	18,762,255	0.4%
Orion Oyj, Class B	661,199	33,601,033	0.7%
# Valmet Oyj	947,069	21,658,579	0.5%
Other Securities		146,519,322	3.2%

TOTAL FINLAND		289,428,955	6.4%

FRANCE — (9.1%)
Ingenico Group SA	410,246	51,616,231	1.2%
Rexel SA	2,202,448	20,570,368	0.5%
Rubis SCA	567,106	25,407,772	0.6%
Other Securities		348,314,732	7.6%

TOTAL FRANCE		445,909,103	9.9%

GERMANY — (14.3%)
Bechtle AG	219,385	31,726,910	0.7%
CTS Eventim AG & Co. KGaA	416,756	17,325,294	0.4%
Freenet AG	1,025,255	19,449,778	0.4%
GEA Group AG	879,706	20,187,392	0.5%
Gerresheimer AG	254,880	20,270,422	0.5%
Grand City Properties SA	809,750	16,933,419	0.4%
Lanxess AG	602,345	29,638,624	0.7%
#* OSRAM Licht AG	602,174	26,498,333	0.6%
Rheinmetall AG	315,288	21,338,429	0.5%
TAG Immobilien AG	954,559	20,908,346	0.5%
Other Securities		476,571,464	10.4%

TOTAL GERMANY		700,848,411	15.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
IRELAND — (0.5%)
Other Securities		$25,736,870	0.6%

ISRAEL — (3.3%)
Other Securities		161,927,098	3.6%

ITALY — (8.9%)
Hera SpA	4,939,246	18,283,795	0.4%
Italgas SpA	3,480,238	19,499,148	0.4%
# Prysmian SpA	1,011,006	19,075,650	0.4%
# Unione di Banche Italiane SpA	7,777,728	22,296,206	0.5%
Other Securities		359,442,420	8.0%

TOTAL ITALY		438,597,219	9.7%

NETHERLANDS — (7.4%)
# Aalberts NV	720,308	20,283,657	0.5%
ASM International NV	322,669	35,674,395	0.8%
ASR Nederland NV	873,857	23,418,651	0.5%
# BE Semiconductor Industries NV	550,104	22,766,489	0.5%
Euronext NV	372,261	31,252,799	0.7%
# IMCD NV	357,089	31,532,400	0.7%
* Just Eat Takeaway.com NV	187,426	19,265,738	0.4%
Other Securities		181,142,411	4.0%

TOTAL NETHERLANDS		365,336,540	8.1%

NORWAY — (2.0%)
Other Securities		98,171,422	2.2%

PORTUGAL — (0.8%)
Other Securities		40,514,478	0.9%

SPAIN — (5.7%)
Acciona SA	173,951	17,241,106	0.4%
Bolsas y Mercados Espanoles SHMSF SA	501,422	18,296,087	0.4%
Enagas SA	991,410	23,141,213	0.5%
Viscofan SA	280,336	17,966,233	0.4%
Other Securities		202,527,633	4.5%

TOTAL SPAIN		279,172,272	6.2%

SWEDEN — (7.0%)
Other Securities		346,399,966	7.7%

SWITZERLAND — (13.3%)
Allreal Holding AG	114,189	21,209,678	0.5%
* ams AG	1,516,165	19,902,480	0.4%
Belimo Holding AG	3,028	20,159,196	0.5%
Cembra Money Bank AG	187,433	17,818,848	0.4%
Georg Fischer AG	31,555	23,549,456	0.5%
Helvetia Holding AG	216,663	19,750,026	0.4%
PSP Swiss Property AG	331,480	38,507,157	0.9%
Sunrise Communications Group AG	271,523	21,749,410	0.5%
VAT Group AG	205,035	33,839,258	0.8%
Other Securities		436,600,969	9.6%

TOTAL SWITZERLAND		653,086,478	14.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED KINGDOM — (0.5%)
* Dialog Semiconductor P.L.C	601,965	$18,904,625	0.4%
Other Security		4,026,556	0.1%

TOTAL UNITED KINGDOM		22,931,181	0.5%

TOTAL COMMON STOCKS		4,438,910,904	98.6%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		31,562,840	0.7%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		4,799	0.0%

NORWAY — (0.0%)
Other Security		103,927	0.0%

ISRAEL — (0.0%)
Other Security		12,464	0.0%

TOTAL RIGHTS/WARRANTS		121,190	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,808,610,615)		4,470,594,934

		Value†
SECURITIES LENDING COLLATERAL — (9.1%)
@§ The DFA Short Term Investment Fund	38,464,244	445,069,770	9.9%

TOTAL INVESTMENTS—(100.0%) (Cost $5,253,612,807)		$4,915,664,704	109.2%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$158,666,494	—	$158,666,494
Belgium	$1,814,330	173,254,136	—	175,068,466
Denmark	—	237,115,951	—	237,115,951
Finland	—	289,428,955	—	289,428,955
France	—	445,909,103	—	445,909,103
Germany	16,917,414	683,930,997	—	700,848,411
Ireland	—	25,736,870	—	25,736,870
Israel	617,686	161,309,412	—	161,927,098
Italy	—	438,597,219	—	438,597,219
Netherlands	—	365,336,540	—	365,336,540
Norway	196,521	97,974,901	—	98,171,422
Portugal	—	40,514,478	—	40,514,478
Spain	—	279,172,272	—	279,172,272
Sweden	—	346,399,966	—	346,399,966

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$653,086,478	—	$653,086,478
United Kingdom	—	22,931,181	—	22,931,181
Preferred Stocks
Germany	—	31,562,840	—	31,562,840
Rights/Warrants
France	—	4,799	—	4,799
Israel	—	12,464	—	12,464
Norway	—	103,927	—	103,927
Securities Lending Collateral	—	445,069,770	—	445,069,770

TOTAL	$19,545,951	$4,896,118,753	—	$4,915,664,704

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (87.2%)
COMMUNICATION SERVICES — (1.5%)
Other Securities		$13,996,737	1.7%

CONSUMER DISCRETIONARY — (4.6%)
BRP, Inc.	198,471	5,940,085	0.7%
#* Great Canadian Gaming Corp.	428,062	8,337,053	1.0%
Other Securities		28,891,733	3.5%

TOTAL CONSUMER DISCRETIONARY		43,168,871	5.2%

CONSUMER STAPLES — (4.9%)
# Jamieson Wellness, Inc.	275,646	6,231,962	0.8%
# Premium Brands Holdings Corp.	169,351	10,212,524	1.2%
Primo Water Corp. BLKVVX9	860,792	8,812,304	1.1%
Other Securities		21,383,086	2.5%

TOTAL CONSUMER STAPLES		46,639,876	5.6%

ENERGY — (11.0%)
# ARC Resources, Ltd.	2,215,726	9,343,950	1.1%
Gibson Energy, Inc.	940,791	13,402,698	1.6%
* Parex Resources, Inc.	783,991	8,594,923	1.0%
# PrairieSky Royalty, Ltd.	939,049	6,867,717	0.8%
Tourmaline Oil Corp.	924,973	9,170,320	1.1%
Other Securities		56,403,555	7.0%

TOTAL ENERGY		103,783,163	12.6%

FINANCIALS — (8.0%)
# Canadian Western Bank	451,802	7,150,543	0.9%
ECN Capital Corp.	2,488,693	7,062,278	0.9%
Element Fleet Management Corp.	1,454,521	10,731,657	1.3%
# Laurentian Bank of Canada	412,090	9,204,266	1.1%
Other Securities		41,783,022	5.0%

TOTAL FINANCIALS		75,931,766	9.2%

HEALTH CARE — (1.3%)
Other Securities		11,805,285	1.4%

INDUSTRIALS — (11.3%)
#* ATS Automation Tooling Systems, Inc.	454,823	6,747,437	0.8%
Finning International, Inc.	791,189	10,043,687	1.2%
Morneau Shepell, Inc.	401,948	9,716,980	1.2%
# Richelieu Hardware, Ltd.	361,973	6,875,654	0.8%
# Stantec, Inc.	544,655	16,054,596	1.9%
TFI International, Inc.	522,189	14,480,761	1.8%
Other Securities		43,201,334	5.3%

TOTAL INDUSTRIALS		107,120,449	13.0%

INFORMATION TECHNOLOGY — (5.6%)
#* BlackBerry, Ltd.	1,068,371	4,559,161	0.6%
#* BlackBerry, Ltd.	1,509,373	6,460,116	0.8%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INFORMATION TECHNOLOGY — (Continued)
	Enghouse Systems, Ltd.	268,465	$10,058,156	1.2%
*	Kinaxis, Inc.	157,530	15,835,050	1.9%
	Other Securities		16,001,943	1.9%

TOTAL INFORMATION TECHNOLOGY			52,914,426	6.4%

MATERIALS — (29.0%)
*	Alacer Gold Corp.	2,084,220	10,690,995	1.3%
	Alamos Gold, Inc., Class A	2,227,027	17,935,247	2.2%
	B2Gold Corp.	1,281,810	6,482,950	0.8%
	Centerra Gold, Inc.	1,540,453	12,317,428	1.5%
	Dundee Precious Metals, Inc.	1,302,522	6,073,040	0.7%
*	Eldorado Gold Corp.	700,703	6,680,072	0.8%
#*	Endeavour Mining Corp.	442,456	7,965,759	1.0%
*	IAMGOLD Corp.	2,447,564	8,563,265	1.0%
*	Ivanhoe Mines, Ltd., Class A	3,084,210	6,469,983	0.8%
	Osisko Gold Royalties, Ltd.	894,514	8,167,879	1.0%
#	Pan American Silver Corp.	1,105,470	23,507,963	2.8%
#*	Sandstorm Gold, Ltd.	1,125,794	8,743,010	1.1%
*	SSR Mining, Inc.	785,205	13,758,504	1.7%
#	Stella-Jones, Inc.	244,702	6,100,190	0.7%
*	Torex Gold Resources, Inc.	477,516	6,795,928	0.8%
*	Wesdome Gold Mines Ltd.	923,729	7,074,213	0.9%
	West Fraser Timber Co., Ltd.	241,862	6,731,372	0.8%
	Winpak, Ltd.	190,506	6,343,585	0.8%
	Yamana Gold, Inc.	3,304,447	15,573,241	1.9%
	Other Securities		88,262,155	10.5%

TOTAL MATERIALS			274,236,779	33.1%

REAL ESTATE — (3.6%)
	Altus Group, Ltd.	261,893	7,907,872	0.9%
	Colliers International Group, Inc.	165,544	9,085,029	1.1%
#	Tricon Capital Group, Inc.	1,104,900	6,421,668	0.8%
	Other Securities		10,792,745	1.3%

TOTAL REAL ESTATE			34,207,314	4.1%

UTILITIES — (6.4%)
	Boralex, Inc., Class A	549,954	10,647,840	1.3%
	Capital Power Corp.	771,649	14,934,605	1.8%
	Innergex Renewable Energy, Inc.	800,557	10,743,492	1.3%
	TransAlta Corp. 2901628	1,784,708	10,500,922	1.3%
#	TransAlta Renewables, Inc.	652,739	7,052,836	0.9%
	Other Securities		7,036,158	0.8%
TOTAL UTILITIES			60,915,853	7.4%

TOTAL COMMON STOCKS			824,720,519	99.7%

RIGHTS/WARRANTS — (0.1%)
ENERGY — (0.0%)
	Other Security		54	0.0%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MATERIALS — (0.1%)
Other Security		$900,679	0.1%

TOTAL RIGHTS/WARRANTS		900,733	0.1%

TOTAL INVESTMENT SECURITIES (Cost $1,142,670,703)		825,621,252

		Value†
SECURITIES LENDING COLLATERAL — (12.7%)
@§ The DFA Short Term Investment Fund	10,363,134	119,911,823	14.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,262,557,300)		$945,533,075	114.3%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$13,996,737	—	—	$13,996,737
Consumer Discretionary	41,557,408	$1,611,463	—	43,168,871
Consumer Staples	46,639,876	—	—	46,639,876
Energy	103,782,486	677	—	103,783,163
Financials	75,931,766	—	—	75,931,766
Health Care	11,805,285	—	—	11,805,285
Industrials	107,120,449	—	—	107,120,449
Information Technology	52,914,426	—	—	52,914,426
Materials	274,236,418	361	—	274,236,779
Real Estate	34,207,314	—	—	34,207,314
Utilities	60,915,853	—	—	60,915,853
Rights/Warrants
Energy	—	54	—	54
Materials	—	900,679	—	900,679
Securities Lending Collateral	—	119,911,823	—	119,911,823

TOTAL	$823,108,018	$122,425,057	—	$945,533,075

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.9%)
BRAZIL — (4.2%)
Vale SA	3,260,013	$26,893,500	0.5%
Other Securities		199,521,427	3.7%

TOTAL BRAZIL		226,414,927	4.2%

CHILE — (0.8%)
Other Securities		43,561,794	0.8%

CHINA — (29.6%)
* Alibaba Group Holding, Ltd., Sponsored ADR	820,397	166,269,873	3.1%
* Baidu, Inc., Sponsored ADR	251,456	25,379,454	0.5%
Bank of China, Ltd., Class H	47,943,181	18,252,100	0.3%
China Construction Bank Corp., Class H	76,613,590	61,494,905	1.2%
China Merchants Bank Co., Ltd., Class H	3,814,554	18,051,647	0.3%
# China Mobile, Ltd., Sponsored ADR	985,751	39,400,467	0.7%
China Overseas Land & Investment, Ltd.	8,252,500	30,484,287	0.6%
# China Pacific Insurance Group Co., Ltd., Class H	4,381,600	14,496,215	0.3%
China Resources Land, Ltd.	5,224,666	21,589,382	0.4%
Country Garden Holdings Co., Ltd.	13,960,087	18,083,552	0.3%
# Geely Automobile Holdings, Ltd.	9,846,000	15,315,665	0.3%
Hengan International Group Co., Ltd.	1,801,500	16,020,639	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	51,034,185	34,218,887	0.6%
Longfor Group Holdings, Ltd.	2,962,500	15,061,441	0.3%
NetEase, Inc., ADR	66,818	23,049,537	0.4%
Ping An Insurance Group Co. of China, Ltd., Class H	5,575,000	56,732,640	1.1%
Shenzhou International Group Holdings, Ltd.	1,251,200	14,440,889	0.3%
Sino Biopharmaceutical, Ltd.	13,413,000	19,550,777	0.4%
# Sunac China Holdings, Ltd.	4,813,000	21,529,758	0.4%
Tencent Holdings, Ltd.	4,136,100	217,432,430	4.1%
* Vipshop Holdings, Ltd., ADR	978,073	15,580,703	0.3%
Yum China Holdings, Inc.	404,145	19,584,867	0.4%
Other Securities		700,426,910	13.1%

TOTAL CHINA		1,582,447,025	29.7%

COLOMBIA — (0.2%)
Other Securities		13,457,692	0.2%

CZECH REPUBLIC — (0.1%)
Other Securities		5,175,884	0.1%

EGYPT — (0.1%)
Other Securities		5,721,808	0.1%

GREECE — (0.3%)
Other Securities		14,600,465	0.3%

HUNGARY — (0.4%)
Other Securities		19,309,144	0.4%

INDIA — (11.4%)
* Bharti Airtel, Ltd.	2,109,825	14,375,148	0.3%

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
HDFC Bank Ltd.	2,767,968	$36,282,920	0.7%
Hindustan Unilever, Ltd.	860,496	25,029,633	0.5%
Housing Development Finance Corp., Ltd.	950,283	24,039,098	0.5%
Infosys, Ltd.	3,098,099	28,940,119	0.5%
Reliance Industries, Ltd.	2,888,961	56,093,472	1.1%
Tata Consultancy Services, Ltd.	1,056,733	28,045,010	0.5%
Other Securities		394,067,524	7.3%

TOTAL INDIA		606,872,924	11.4%

INDONESIA — (2.0%)
Bank Central Asia Tbk PT	8,034,700	13,917,625	0.3%
Other Securities		93,995,339	1.7%

TOTAL INDONESIA		107,912,964	2.0%

MALAYSIA — (2.4%)
Public Bank Bhd	3,656,014	13,894,928	0.3%
Other Securities		112,365,395	2.1%

TOTAL MALAYSIA		126,260,323	2.4%

MEXICO — (2.5%)
# America Movil S.A.B. de C.V	42,138,949	25,457,163	0.5%
# Wal-Mart de Mexico S.A.B. de C.V	5,908,041	14,259,605	0.3%
Other Securities		93,426,057	1.7%

TOTAL MEXICO		133,142,825	2.5%

PERU — (0.2%)
Other Securities		9,106,694	0.2%

PHILIPPINES — (1.1%)
Other Securities		57,478,880	1.1%

POLAND — (1.0%)
Other Securities		53,217,670	1.0%

QATAR — (0.0%)
Other Securities		449,578	0.0%

RUSSIA — (1.6%)
Lukoil PJSC, Sponsored ADR	240,181	15,668,865	0.3%
Other Securities		67,591,584	1.3%

TOTAL RUSSIA		83,260,449	1.6%

SAUDI ARABIA — (0.1%)
Other Securities		4,263,526	0.1%

SOUTH AFRICA — (4.8%)
AngloGold Ashanti, Ltd., Sponsored ADR	1,137,975	27,755,210	0.5%
Gold Fields, Ltd., Sponsored ADR	3,335,761	24,484,486	0.5%
Naspers, Ltd., Class N	236,845	36,864,544	0.7%
Other Securities		168,712,643	3.1%

TOTAL SOUTH AFRICA		257,816,883	4.8%

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (14.1%)
LG Electronics, Inc.	320,927	$14,443,342	0.3%
NAVER Corp.	89,419	14,497,553	0.3%
Samsung Electronics Co., Ltd.	4,912,950	202,008,351	3.8%
Samsung Electronics Co., Ltd. US7960508882, GDR	49,401	51,333,104	1.0%
SK Hynix, Inc.	683,251	47,019,660	0.9%
Other Securities		425,498,339	7.9%

TOTAL SOUTH KOREA		754,800,349	14.2%

TAIWAN — (16.5%)
ASE Technology Holding Co., Ltd.	7,079,782	15,771,711	0.3%
China Steel Corp.	20,917,932	14,010,136	0.3%
E.Sun Financial Holding Co., Ltd.	16,099,057	14,627,445	0.3%
Hon Hai Precision Industry Co., Ltd.	8,462,322	21,747,882	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	21,917,808	221,102,370	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,261,386	67,017,438	1.3%
Other Securities		525,986,054	9.8%

TOTAL TAIWAN		880,263,036	16.5%

THAILAND — (2.8%)
Other Securities		151,995,708	2.8%

TURKEY — (0.7%)
Other Securities		35,548,892	0.7%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		538,410	0.0%

TOTAL COMMON STOCKS		5,173,617,850	97.1%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Itau Unibanco Holding SA	4,059,008	16,996,196	0.3%
Other Securities		33,456,607	0.7%

TOTAL BRAZIL		50,452,803	1.0%

CHILE — (0.0%)
Other Security		1,029,137	0.0%

COLOMBIA — (0.0%)
Other Securities		2,305,969	0.0%

SOUTH KOREA — (0.0%)
Other Securities		351,578	0.0%

TOTAL PREFERRED STOCKS		54,139,487	1.0%

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
Other Security		37,214	0.0%

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (0.0%)
Other Security		$10,614	0.0%

TOTAL RIGHTS/WARRANTS		47,828	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,216,507,462)		5,227,805,165

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	9,785,654	113,229,798	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $4,329,711,711)		$5,341,034,963	100.2%

As of April 30, 2020, The Emerging Markets Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,073,892	$29,441,750	$2,367,858
S&P 500® Emini Index	407	06/19/20	52,734,735	59,063,840	6,329,105

Total Futures Contracts			$79,808,627	$88,505,590	$8,696,963

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$226,414,927	—	—	$226,414,927
Chile	43,561,794	—	—	43,561,794
China	407,671,161	$1,174,775,864	—	1,582,447,025
Colombia	13,457,692	—	—	13,457,692
Czech Republic	—	5,175,884	—	5,175,884
Egypt	11,776	5,710,032	—	5,721,808
Greece	—	14,600,465	—	14,600,465
Hungary	—	19,309,144	—	19,309,144
India	30,877,440	575,995,484	—	606,872,924
Indonesia	2,736,495	105,176,469	—	107,912,964
Malaysia	—	126,260,323	—	126,260,323
Mexico	133,142,825	—	—	133,142,825
Peru	9,106,694	—	—	9,106,694
Philippines	3,019,203	54,459,677	—	57,478,880
Poland	—	53,217,670	—	53,217,670
Qatar	—	449,578	—	449,578
Russia	15,797,855	67,462,594	—	83,260,449
Saudi Arabia	—	4,263,526	—	4,263,526
South Africa	67,292,074	190,524,809	—	257,816,883
South Korea	9,339,251	745,461,098	—	754,800,349
Taiwan	74,347,317	805,915,719	—	880,263,036
Thailand	151,995,708	—	—	151,995,708

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	—	$35,548,892	—	$35,548,892
United Arab Emirates	—	538,410	—	538,410
Preferred Stocks
Brazil	$50,452,803	—	—	50,452,803
Chile	1,029,137	—	—	1,029,137
Colombia	2,305,969	—	—	2,305,969
South Korea	—	351,578	—	351,578
Rights/Warrants
South Korea	—	37,214	—	37,214
Taiwan	—	10,614	—	10,614
Securities Lending Collateral	—	113,229,798	—	113,229,798
Futures Contracts**	8,696,963	—	—	8,696,963

TOTAL	$1,251,257,084	$4,098,474,842	—	$5,349,731,926

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.7%)
BRAZIL — (5.6%)
	BR Malls Participacoes SA	5,472,441	$10,103,773	0.2%
	Cia de Saneamento do Parana	2,432,521	11,496,311	0.3%
	Qualicorp Consultoria e Corretora de Seguros SA	2,173,263	10,358,958	0.2%
	Sul America SA	1,514,414	12,462,541	0.3%
	Transmissora Alianca de Energia Eletrica SA	2,457,820	12,429,440	0.3%
	YDUQS Participacoes SA	1,928,102	10,761,120	0.2%
	Other Securities		202,214,645	4.2%

TOTAL BRAZIL			269,826,788	5.7%

CANADA — (0.1%)
	Other Security		4,166,582	0.1%

CHILE — (1.1%)
	Other Securities		53,305,918	1.1%

CHINA — (20.2%)
*	3SBio, Inc.	8,281,000	8,395,410	0.2%
#*	Baozun, Inc., Sponsored ADR	283,293	9,020,049	0.2%
#	BYD Electronic International Co., Ltd.	4,612,000	10,620,169	0.2%
	China Aoyuan Group, Ltd.	9,537,000	11,205,310	0.2%
	China Communications Services Corp., Ltd., Class H	16,766,000	11,951,012	0.3%
	China Everbright, Ltd.	7,078,000	10,820,658	0.2%
	China Lesso Group Holdings, Ltd.	7,690,000	11,019,535	0.2%
	China Medical System Holdings, Ltd.	9,137,500	10,756,396	0.2%
	China Overseas Property Holdings, Ltd.	10,095,000	11,160,839	0.2%
#	Chinasoft International, Ltd.	15,438,000	8,101,568	0.2%
	Far East Horizon, Ltd.	13,038,000	10,554,704	0.2%
#*	GOME Retail Holdings, Ltd.	77,867,000	9,039,924	0.2%
	Greentown Service Group Co., Ltd.	7,256,000	9,549,035	0.2%
*	JOYY, Inc., ADR	133,218	8,120,969	0.2%
	Kingboard Holdings, Ltd.	5,180,421	12,637,930	0.3%
#	Kingdee International Software Group Co., Ltd.	14,416,200	20,617,680	0.4%
	KWG Group Holdings, Ltd.	9,431,950	13,952,626	0.3%
	Minth Group, Ltd.	5,017,000	12,064,006	0.3%
#	Nine Dragons Paper Holdings, Ltd.	11,886,000	11,371,602	0.3%
	Shenzhen International Holdings, Ltd.	7,573,316	14,637,013	0.3%
*	SINA Corp.	241,982	8,171,732	0.2%
	Sinotruk Hong Kong, Ltd.	4,226,000	8,568,390	0.2%
	SSY Group, Ltd.	11,747,152	8,271,578	0.2%
	Uni-President China Holdings, Ltd.	8,633,000	8,667,000	0.2%
	Yuexiu Property Co., Ltd.	53,900,284	10,248,034	0.2%
	Other Securities		697,175,828	14.5%

TOTAL CHINA			966,698,997	20.3%

COLOMBIA — (0.2%)
	Other Securities		7,247,813	0.2%

GREECE — (0.5%)
	Other Securities		23,952,535	0.5%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (0.1%)
Other Securities		$2,519,974	0.1%

HUNGARY — (0.1%)
Other Securities		5,180,849	0.1%

INDIA — (11.5%)
Crompton Greaves Consumer Electricals, Ltd.	2,964,416	8,722,932	0.2%
Ipca Laboratories, Ltd.	386,950	8,256,725	0.2%
Jubilant Foodworks, Ltd.	499,835	10,779,815	0.2%
PI Industries, Ltd.	438,938	9,166,386	0.2%
Tata Consumer Products, Ltd.	2,827,902	13,144,417	0.3%
Other Securities		500,218,536	10.5%

TOTAL INDIA		550,288,811	11.6%

INDONESIA — (1.9%)
Other Securities		93,031,575	2.0%

MALAYSIA — (2.6%)
Other Securities		124,358,674	2.6%

MEXICO — (2.3%)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V	2,491,314	9,118,244	0.2%
Other Securities		102,732,421	2.2%

TOTAL MEXICO		111,850,665	2.4%

PHILIPPINES — (1.2%)
Other Securities		58,882,936	1.2%

POLAND — (1.0%)
Other Securities		46,514,770	1.0%

QATAR — (0.0%)
Other Securities		1,069,255	0.0%

RUSSIA — (0.3%)
Other Securities		15,304,807	0.3%

SAUDI ARABIA — (0.1%)
Other Securities		4,149,187	0.1%

SOUTH AFRICA — (5.4%)
Clicks Group, Ltd.	1,489,117	18,548,849	0.4%
Gold Fields, Ltd.	1,398,586	10,410,527	0.2%
Gold Fields, Ltd., Sponsored ADR	2,024,601	14,860,571	0.3%
#* Harmony Gold Mining Co., Ltd., Sponsored ADR	2,323,915	8,412,572	0.2%
Impala Platinum Holdings, Ltd.	5,393,781	32,169,881	0.7%
* Northam Platinum, Ltd.	2,500,595	12,394,032	0.3%
* Sibanye Stillwater, Ltd.	9,471,405	19,294,880	0.4%
# SPAR Group, Ltd. (The)	1,170,218	11,154,278	0.2%
Other Securities		131,745,759	2.8%

TOTAL SOUTH AFRICA		258,991,349	5.5%

SOUTH KOREA — (14.7%)
# Seegene, Inc.	148,228	11,164,208	0.3%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$694,078,159	14.5%

TOTAL SOUTH KOREA		705,242,367	14.8%

TAIWAN — (23.3%)
Chipbond Technology Corp.	4,387,000	8,258,539	0.2%
# Epistar Corp.	7,963,000	10,137,948	0.2%
King Yuan Electronics Co., Ltd.	6,784,979	8,133,024	0.2%
Other Securities		1,091,438,363	22.9%

TOTAL TAIWAN		1,117,967,874	23.5%

THAILAND — (3.3%)
Other Securities		157,545,289	3.3%

TURKEY — (1.2%)
Other Securities		57,771,017	1.2%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		1,021,772	0.0%

TOTAL COMMON STOCKS		4,636,889,804	97.6%

PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Cia Paranaense de Energia	878,499	8,788,382	0.2%
Other Securities		44,740,521	0.9%

TOTAL BRAZIL		53,528,903	1.1%

CHILE — (0.0%)
Other Security		803,325	0.0%

COLOMBIA — (0.0%)
Other Securities		379,389	0.0%

TOTAL PREFERRED STOCKS		54,711,617	1.1%

RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
Other Securities		45,673	0.0%

THAILAND — (0.0%)
Other Securities		3,405	0.0%

TOTAL RIGHTS/WARRANTS		49,078	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,507,316,874)		4,691,650,499

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	9,078,365	105,045,762	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $5,612,340,232)		$4,796,696,261	100.9%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$269,826,788	—	—	$269,826,788
Canada	4,166,582	—	—	4,166,582
Chile	53,305,918	—	—	53,305,918
China	66,672,385	$900,026,612	—	966,698,997
Colombia	7,247,813	—	—	7,247,813
Greece	—	23,952,535	—	23,952,535
Hong Kong	—	2,519,974	—	2,519,974
Hungary	—	5,180,849	—	5,180,849
India	1,846,506	548,442,305	—	550,288,811
Indonesia	345,799	92,685,776	—	93,031,575
Malaysia	23,585	124,335,089	—	124,358,674
Mexico	111,841,244	9,421	—	111,850,665
Philippines	—	58,882,936	—	58,882,936
Poland	—	46,514,770	—	46,514,770
Qatar	—	1,069,255	—	1,069,255
Russia	15,304,807	—	—	15,304,807
Saudi Arabia	—	4,149,187	—	4,149,187
South Africa	42,821,358	216,169,991	—	258,991,349
South Korea	1,350,776	703,891,591	—	705,242,367
Taiwan	102,671	1,117,865,203	—	1,117,967,874
Thailand	157,520,102	25,187	—	157,545,289
Turkey	—	57,771,017	—	57,771,017
United Arab Emirates	—	1,021,772	—	1,021,772
Preferred Stocks
Brazil	53,528,903	—	—	53,528,903
Chile	803,325	—	—	803,325
Colombia	379,389	—	—	379,389
Rights/Warrants
Taiwan	—	45,673	—	45,673
Thailand	—	3,405	—	3,405
Securities Lending Collateral	—	105,045,762	—	105,045,762

TOTAL	$787,087,951	$4,009,608,310	—	$4,796,696,261

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $637,919, $158,009, $159,324 and $33,367 of securities on loan, respectively)	$9,376,464	$2,954,099	$1,283,296	$1,511,887
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $595,071, $74,957, $44,170 and $35,381, respectively)	595,253	74,982	44,178	35,389
Segregated Cash for Futures Contracts	10,116	—	—	—
Foreign Currencies at Value	55,205	2,600	3,502	72
Cash	61,426	3,491	24	1,275
Receivables:
Investment Securities Sold	23,162	6,718	595	2,059
Dividends, Interest and Tax Reclaims	74,471	40,679	2,015	5,601
Securities Lending Income	1,009	355	316	59

Total Assets	10,197,106	3,082,924	1,333,926	1,556,342

LIABILITIES:
Payables:
Upon Return of Securities Loaned	595,098	75,011	44,173	35,387
Investment Securities Purchased	1,479	3,489	1,065	1,687
Due to Advisor	1,513	235	98	115
Futures Margin Variation	1,627	—	—	—
Unrealized Loss on Foreign Currency Contracts	28	—	—	—
Accrued Expenses and Other Liabilities	957	306	162	152

Total Liabilities	600,702	79,041	45,498	37,341

NET ASSETS	$9,596,404	$3,003,883	$1,288,428	$1,519,001

Investment Securities at Cost	$12,176,940	$3,087,491	$1,689,994	$1,836,577

Foreign Currencies at Cost	$55,465	$2,608	$3,484	$72

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series*	Series*	Series*	Cap Series*
ASSETS:
Investment Securities at Value (including $420,797, $144,614, $190,326 and $434,342 of securities on loan, respectively)	$4,470,595	$825,621	$5,227,805	$4,691,650
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $445,002, $119,887, $113,204 and $105,023, respectively)	445,070	119,912	113,230	105,046
Segregated Cash for Futures Contracts	—	—	8,459	—
Foreign Currencies at Value	9,413	2,554	30,049	24,491
Cash	5,921	171	48,573	19,102
Receivables:
Investment Securities Sold	4,461	7,779	8,698	8,803
Dividends, Interest and Tax Reclaims	15,745	335	7,270	7,809
Securities Lending Income	964	174	367	1,738
Unrealized Gain on Foreign Currency Contracts	13	1	75	—

Total Assets	4,952,182	956,547	5,444,526	4,858,639

LIABILITIES:
Payables:
Upon Return of Securities Loaned	445,097	119,891	113,234	104,999
Investment Securities Purchased	6,606	9,005	424	—
Due to Advisor	345	60	415	746
Futures Margin Variation	—	—	1,416	—
Accrued Expenses and Other Liabilities	406	84	1,046	995

Total Liabilities	452,454	129,040	116,535	106,740

NET ASSETS	$4,499,728	$827,507	$5,327,991	$4,751,899

Investment Securities at Cost	$4,808,611	$1,142,671	$4,216,507	$5,507,317

Foreign Currencies at Cost	$9,348	$2,558	$30,449	$24,456

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $17,642, $5,110, $414 and $216, respectively)	$166,389	$46,037	$19,897	$31,264
Income from Securities Lending	2,415	2,754	2,250	311

Total Investment Income	168,804	48,791	22,147	31,575

Expenses
Investment Management Fees	11,417	1,714	752	1,009
Accounting & Transfer Agent Fees	246	78	39	49
Custodian Fees	369	210	129	45
Shareholders’ Reports	7	7	7	7
Directors’/Trustees’ Fees & Expenses	31	9	4	6
Professional Fees	90	26	12	16
Other	120	40	18	23

Total Expenses	12,280	2,084	961	1,155

Fees Paid Indirectly (Note C)	(435)	(44)	(25)	(11)

Net Expenses	11,845	2,040	936	1,144

Net Investment Income (Loss)	156,959	46,751	21,211	30,431

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(127,766)	(8,018)	(15,128)	9,031
Affiliated Investment Companies Shares Sold	(14)	(13)	(12)	(3)
Futures	5,224	—	1,069	(365)
Foreign Currency Transactions	(2,418)	(221)	(593)	(381)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,012,958)	(547,683)	(301,517)	(476,890)
Affiliated Investment Companies Shares	150	15	3	5
Futures	11,212	—	—	—
Translation of Foreign Currency-Denominated Amounts	26	307	4	(364)

Net Realized and Unrealized Gain (Loss)	(3,126,544)	(555,613)	(316,174)	(468,967)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,969,585)	$(508,862)	$(294,963)	$(438,536)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series#	Series#	Series#	Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,572, $2,056, $7,104 and $5,498, respectively)	$34,520	$11,921	$52,164	$49,546
Income from Securities Lending	6,123	1,321	1,881	14,449

Total Investment Income	40,643	13,242	54,045	63,995

Expenses
Investment Management Fees	2,651	527	2,856	5,930
Accounting & Transfer Agent Fees	118	27	127	131
Custodian Fees	305	27	907	1,300
Shareholders’ Reports	7	7	7	7
Directors’/Trustees’ Fees & Expenses	14	3	15	17
Professional Fees	41	8	69	84
Other	52	10	51	67

Total Expenses	3,188	609	4,032	7,536

Fees Paid Indirectly (Note C)	(65)	(5)	(227)	(174)

Net Expenses	3,123	604	3,805	7,362

Net Investment Income (Loss)	37,520	12,638	50,240	56,633

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	13,539	(98,654)	(37,247)	(267,359)
Affiliated Investment Companies Shares Sold	(41)	(6)	(11)	(6)
Futures	(109)	—	(4,089)	8,176
Foreign Currency Transactions	(158)	(336)	(3,493)	(4,953)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(938,313)	(98,892)	(807,082)	(897,999)
Affiliated Investment Companies Shares	9	5	6	(2)
Futures	—	—	8,293	(755)
Translation of Foreign Currency-Denominated Amounts	3	3	(288)	(686)

Net Realized and Unrealized Gain (Loss)	(925,070)	(197,880)	(843,911)	(1,163,584)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(887,550)	$(185,242)	$(793,671)	$(1,106,951)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International		The Japanese Small		The Asia Pacific Small
	Value Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2020	2019	2020	2019	2020	2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$156,959	$472,464	$46,751	$81,603	$21,211	$68,215
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(127,766)	(46,440)	(8,018)	63,546	(15,128)	28,597
Affiliated Investment Companies Shares Sold	(14)	14	(13)	—	(12)	3
Futures	5,224	3,070	—	—	1,069	(97)
Foreign Currency Transactions	(2,418)	928	(221)	893	(593)	(572)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,012,958)	(6,446)	(547,683)	2,479	(301,517)	(10,141)
Affiliated Investment Companies Shares	150	(10)	15	10	3	4
Futures	11,212	7,836	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	26	652	307	9	4	16

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,969,585)	432,068	(508,862)	148,540	(294,963)	86,025

Transactions in Interest:
Contributions	838,373	903,879	60,201	105,276	61,804	84,771
Withdrawals	(693,234)	(1,068,437)	(295,633)	(339,736)	(120,256)	(259,324)

Net Increase (Decrease) from Transactions in Interest	145,139	(164,558)	(235,432)	(234,460)	(58,452)	(174,553)

Total Increase (Decrease) in Net Assets	(2,824,446)	267,510	(744,294)	(85,920)	(353,415)	(88,528)
Net Assets
Beginning of Period	12,420,850	12,153,340	3,748,177	3,834,097	1,641,843	1,730,371

End of Period	$9,596,404	$12,420,850	$3,003,883	$3,748,177	$1,288,428	$1,641,843

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2020	2019	2020	2019	2020	2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$30,431	$76,252	$37,520	$146,906	$12,638	$26,482
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	9,031	45,398	13,539	271,616	(98,654)	(81,417)
Affiliated Investment Companies Shares Sold	(3)	2	(41)	7	(6)	(6)
Futures	(365)	—	(109)	—	—	—
Foreign Currency Transactions	(381)	(1,016)	(158)	(101)	(336)	172
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(476,890)	105,943	(938,313)	20,336	(98,892)	60,948
Affiliated Investment Companies Shares	5	1	9	46	5	16
Translation of Foreign Currency-Denominated Amounts	(364)	552	3	63	3	6

Net Increase (Decrease) in Net Assets Resulting from Operations	(438,536)	227,132	(887,550)	438,873	(185,242)	6,201

Transactions in Interest:
Contributions	5,430	92,887	133,628	223,410	1,116	99,460
Withdrawals	(325,344)	(231,393)	(353,845)	(477,048)	(136,982)	(103,857)

Net Increase (Decrease) from Transactions in Interest	(319,914)	(138,506)	(220,217)	(253,638)	(135,866)	(4,397)

Total Increase (Decrease) in Net Assets	(758,450)	88,626	(1,107,767)	185,235	(321,108)	1,804
Net Assets
Beginning of Period	2,277,451	2,188,825	5,607,495	5,422,260	1,148,615	1,146,811

End of Period	$1,519,001	$2,277,451	$4,499,728	$5,607,495	$827,507	$1,148,615

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets		The Emerging Markets
	Series		Small Cap Series
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2020	2019	2020	2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,240	$177,871	$56,633	$192,591
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(37,247)	(58,802)	(267,359)	60,673
Affiliated Investment Companies Shares Sold	(11)	(6)	(6)	3
Futures	(4,089)	1,845	8,176	(614)
Foreign Currency Transactions	(3,493)	(438)	(4,953)	(2,493)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(807,082)	502,945	(897,999)	564,555
Affiliated Investment Companies Shares	6	9	(2)	19
Futures	8,293	3,110	(755)	3,854
Translation of Foreign Currency-Denominated Amounts	(288)	21	(686)	42

Net Increase (Decrease) in Net Assets Resulting from Operations	(793,671)	626,555	(1,106,951)	818,630

Transactions in Interest:
Contributions	975,720	437,177	428,334	324,046
Withdrawals	(888,220)	(499,219)	(999,851)	(1,018,611)

Net Increase (Decrease) from Transactions in Interest	87,500	(62,042)	(571,517)	(694,565)

Total Increase (Decrease) in Net Assets	(706,171)	564,513	(1,678,468)	124,065
Net Assets
Beginning of Period	6,034,162	5,469,649	6,430,367	6,306,302

End of Period	$5,327,991	$6,034,162	$4,751,899	$6,430,367

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(24.27	%)(B)	3.60%	(8.10%)	26.53%	(0.10%)	(5.35%)	(13.87	%)(B)	4.47%	(7.46%)	27.10%	14.53%	9.04%

Net Assets, End of Period (thousands)	$9,596,404		$12,420,850	$12,153,340	$12,732,150	$9,729,540	$9,227,905	$3,003,883		$3,748,177	$3,834,097	$3,989,049	$3,132,594	$2,631,688
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.75	%(C)	3.92%	3.21%	3.33%	3.72%	3.31%	2.73	%(C)	2.32%	1.90%	1.90%	1.99%	1.69%
Portfolio Turnover Rate	4	%(B)	16%	20%	17%	17%	21%	4	%(B)	12%	17%	13%	10%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(18.01	%)(B)	5.27%	(8.14%)	16.21%	16.69%	(11.83%)	(21.03	%)(B)	10.67%	(8.90%)	29.87%	(15.82%)	9.95%

Net Assets, End of Period (thousands)	$1,288,428		$1,641,843	$1,730,371	$1,815,705	$1,555,736	$1,228,274	$1,519,001		$2,277,451	$2,188,825	$2,329,912	$1,683,465	$2,084,113
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.11%	0.12%	0.12%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.82	%(C)	4.11%	3.96%	3.82%	4.00%	4.17%	3.02	%(C)	3.43%	3.23%	3.40%	4.36%	3.44%
Portfolio Turnover Rate	9	%(B)	18%	18%	14%	10%	7%	6	%(B)	18%	14%	9%	15%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(15.72	%)(B)	8.43%	(10.78%)	34.27%	6.10%	9.81%	(14.50	%)(B)	1.00%	(10.44%)	12.10%	20.77%	(25.00%)

Net Assets, End of Period (thousands)	$4,499,728		$5,607,495	$5,422,260	$5,751,059	$4,147,925	$3,653,743	$827,507		$1,148,615	$1,146,811	$1,190,222	$933,264	$623,132
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.13%	0.12%	0.13%	0.13%	0.13%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.42	%(C)	2.74%	2.51%	2.33%	2.49%	2.44%	2.40	%(C)	2.37%	2.11%	2.14%	2.52%	2.73%
Portfolio Turnover Rate	6	%(B)	17%	15%	13%	9%	14%	8	%(B)	12%	14%	22%	8%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(14.12	%)(B)	11.40%	(11.83%)	25.26%	11.44%	(14.86%)	(17.18	%)(B)	13.47%	(16.06%)	21.55%	14.45%	(9.42%)

Net Assets, End of Period (thousands)	$5,327,991		$6,034,162	$5,469,649	$6,723,207	$4,997,731	$4,403,555	$4,751,899		$6,430,367	$6,306,302	$7,253,457	$5,515,647	$4,898,307
Ratio of Expenses to Average Net Assets	0.13	%(C)	0.14%	0.14%	0.15%	0.15%	0.16%	0.25	%(C)	0.24%	0.24%	0.27%	0.26%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14	%(C)	0.15%	0.14%	0.15%	0.15%	0.16%	0.25	%(C)	0.25%	0.24%	0.27%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.76	%(C)	3.04%	2.40%	2.23%	2.45%	2.39%	1.91	%(C)	2.90%	2.77%	2.78%	2.89%	2.62%
Portfolio Turnover Rate	11	%(B)	9%	12%	8%	5%	9%	7	%(B)	12%	12%	15%	18%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2020, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$435
The Japanese Small Company Series	44
The Asia Pacific Small Company Series	25
The United Kingdom Small Company Series	11
The Continental Small Company Series	65
The Canadian Small Company Series	5
The Emerging Markets Series	227
The Emerging Markets Small Cap Series	174

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2020, the total related amounts paid by the Trust to the CCO were $45 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$327
The Japanese Small Company Series	78
The Asia Pacific Small Company Series	41
The United Kingdom Small Company Series	54
The Continental Small Company Series	98
The Canadian Small Company Series	25
The Emerging Markets Series	125
The Emerging Markets Small Cap Series	109

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$734,331	$454,280
The Japanese Small Company Series	$129,038	$329,609
The Asia Pacific Small Company Series	$127,451	$144,237
The United Kingdom Small Company Series	$124,579	$255,293
The Continental Small Company Series	$295,333	$493,309
The Canadian Small Company Series	$80,740	$199,376
The Emerging Markets Series	$720,140	$618,661
The Emerging Markets Small Cap Series	$408,498	$889,850

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$257,592	$2,429,069	$2,091,544	$(14)	$150	$595,253	51,444	$7,873	—

Total	$257,592	$2,429,069	$2,091,544	$(14)	$150	$595,253	51,444	$7,873	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$91,203	$238,806	$255,029	$(13)	$15	$74,982	6,480	$1,760	—

Total	$91,203	$238,806	$255,029	$(13)	$15	$74,982	6,480	$1,760	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$48,848	$129,829	$134,490	$(12)	$3	$44,178	3,818	$1,437	—

Total	$48,848	$129,829	$134,490	$(12)	$3	$44,178	3,818	$1,437	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$18,814	$106,006	$89,433	$(3)	$5	$35,389	3,058	$503	—

Total	$18,814	$106,006	$89,433	$(3)	$5	$35,389	3,058	$503	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$514,886	$612,642	$682,426	$(41)	$9	$445,070	38,464	$9,043	—

Total	$514,886	$612,642	$682,426	$(41)	$9	$445,070	38,464	$9,043	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$181,292	$345,239	$406,618	$(6)	$5	$119,912	10,363	$2,840	—

Total	$181,292	$345,239	$406,618	$(6)	$5	$119,912	10,363	$2,840	—

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$133,344	$352,311	$372,420	$(11)	$6	$113,230	9,786	$3,062	—

Total	$133,344	$352,311	$372,420	$(11)	$6	$113,230	9,786	$3,062	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$226,780	$313,593	$435,319	$(6)	$(2)	$105,046	9,078	$4,689	—

Total	$226,780	$313,593	$435,319	$(6)	$(2)	$105,046	9,078	$4,689	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The DFA International Value Series	$12,499,891	$1,563,341	$(999,237)	$564,104
The Japanese Small Company Series	3,311,087	684,678	(402,664)	282,014
The Asia Pacific Small Company Series	1,759,922	365,079	(340,291)	24,788
The United Kingdom Small Company Series	2,218,764	517,452	(357,406)	160,046
The Continental Small Company Series	5,402,748	1,373,345	(697,632)	675,713
The Canadian Small Company Series	1,501,830	145,854	(382,978)	(237,124)
The Emerging Markets Series	4,301,031	2,317,469	(372,458)	1,945,011
The Emerging Markets Small Cap Series	6,909,001	1,540,412	(1,257,351)	283,061

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$111,790
The Asia Pacific Small Company Series	2,651
The United Kingdom Small Company Series	864
The Emerging Markets Series	61,299
The Emerging Markets Small Cap Series	39,664

*	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Equity Contracts *,(1)
The DFA International Value Series	$12,257	$12,257
The Emerging Markets Series	8,697	8,697

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$5,224	$5,224
The Asia Pacific Small Company Series	1,069	1,069	*
The United Kingdom Small Company Series	(365)	(365	)*
The Continental Small Company Series	(109)	(109	)*
The Emerging Markets Series	(4,089)	(4,089)
The Emerging Markets Small Cap Series	8,176	8,176	*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
The DFA International Value Series	$11,212	$11,212
The Emerging Markets Series	8,293	8,293
The Emerging Markets Small Cap Series	(755)	(755)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
The DFA International Value Series	2.31%	$3,545	4	$1	$7,955	—
The Japanese Small Company Series	2.03%	7,167	10	5	23,988	—
The Asia Pacific Small Company Series	1.64%	153	16	—	1,588	—
The United Kingdom Small Company Series	1.97%	112	11	—	278	—
The Continental Small Company Series	1.22%	5,962	8	1	36,080	—
The Canadian Small Company Series	2.31%	392	5	—	1,061	—
The Emerging Markets Series	2.30%	61	1	—	61	—
The Emerging Markets Small Cap Series	1.65%	5,714	16	4	10,437	—

*	Number of Days Outstanding represents the total single or consecutive days during the six months ended April 30, 2020, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2020.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$29,654	$39,329	$(23,980)
The Japanese Small Company Series	17,533	12,981	(370)
The Asia Pacific Small Company Series	14,914	18,896	3,461
The United Kingdom Small Company Series	2,432	1,482	45
The Continental Small Company Series	17,971	20,577	(3,254)
The Canadian Small Company Series	11,118	12,485	(4,867)
The Emerging Markets Series	1,169	1,727	(643)
The Emerging Markets Small Cap Series	2,959	1,963	(821)

J. Securities Lending:

As of April 30, 2020, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$69,564
The Japanese Small Company Series	95,136
The Asia Pacific Small Company Series	131,003
The Continental Small Company Series	5,245
The Canadian Small Company Series	33,064
The Emerging Markets Series	90,326
The Emerging Markets Small Cap Series	357,896

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$595,098	—	—	—	$595,098
The Japanese Small Company Series
Common Stocks	75,011	—	—	—	75,011
The Asia Pacific Small Company Series
Common Stocks	44,173	—	—	—	44,173
The United Kingdom Small Company Series
Common Stocks	35,387	—	—	—	35,387
The Continental Small Company Series
Common Stocks, Rights/Warrants	445,097	—	—	—	445,097
The Canadian Small Company Series
Common Stocks, Rights/Warrants	119,891	—	—	—	119,891
The Emerging Markets Series
Common Stocks	113,234	—	—	—	113,234
The Emerging Markets Small Cap Series
Common Stocks	104,999	—	—	—	104,999

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Series may be adversely affected in the near term and, potentially, beyond.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return Institutional Class Shares	$1,000.00	$809.00	0.14%	$0.63
Hypothetical 5% Annual Return Institutional Class Shares	$1,000.00	$1,024.17	0.14%	$0.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	6.3%
Consumer Discretionary	6.5%
Consumer Staples	2.4%
Energy	14.2%
Financials	29.7%
Health Care	1.9%
Industrials	8.6%
Information Technology	8.9%
Materials	13.9%
Real Estate	6.1%
Utilities	1.5%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.2%)
BELGIUM — (0.0%)
Other Security	$19,230	0.0%

BRAZIL — (4.5%)
#	Petroleo Brasileiro SA 71654V101, Sponsored ADR	12,306,798	82,086,343	0.6%
#	Petroleo Brasileiro SA 71654V408, Sponsored ADR	10,665,374	73,697,734	0.6%
Vale SA	27,820,681	229,506,936	1.7%
Vale SA, Sponsored ADR	1,771,958	14,618,653	0.1%
Other Securities	212,242,596	1.6%

TOTAL BRAZIL	612,152,262	4.6%

CANADA — (0.0%)
Other Security	5,632,815	0.0%

CHILE — (1.0%)
Other Securities	136,227,454	1.0%

CHINA — (29.3%)
Agricultural Bank of China, Ltd., Class H	188,582,000	78,446,682	0.6%
Bank of China, Ltd., Class H	429,401,817	163,474,449	1.2%
China Construction Bank Corp., Class H	699,567,101	561,516,727	4.2%
China Mobile, Ltd.	47,016,500	377,968,321	2.8%
#	China Mobile, Ltd., Sponsored ADR	1,828,857	73,099,414	0.6%
China Overseas Land & Investment, Ltd.	35,908,000	132,642,202	1.0%
China Petroleum & Chemical Corp., Class H	127,149,575	63,372,955	0.5%
#	China Petroleum & Chemical Corp., ADR	1,019,288	50,638,218	0.4%
China Resources Land, Ltd.	27,684,000	114,395,916	0.9%
China Shenhua Energy Co., Ltd., Class H	30,249,000	53,588,758	0.4%
CNOOC, Ltd.	135,780,000	150,121,293	1.1%
1	CNOOC, Ltd., Sponsored ADR	251,574	28,269,370	0.2%
Industrial & Commercial Bank of China, Ltd., Class H	388,008,996	260,163,573	1.9%
PetroChina Co., Ltd., Class H	176,780,000	63,497,871	0.5%
*	Trip.com Group Ltd., ADR	2,378,359	61,266,528	0.5%
Other Securities	1,741,095,018	12.8%

TOTAL CHINA	3,973,557,295	29.6%

COLOMBIA — (0.1%)
Other Securities	13,878,602	0.1%

CZECH REPUBLIC — (0.2%)
Other Security	27,147,010	0.2%

GREECE — (0.1%)
Other Securities	16,210,827	0.1%

HONG KONG — (0.0%)
Other Securities	2,108,252	0.0%

HUNGARY — (0.3%)
Other Securities	33,321,434	0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (12.3%)
Axis Bank, Ltd.	9,870,296	$57,556,568	0.4%
* Bharti Airtel, Ltd.	23,172,024	157,880,995	1.2%
ICICI Bank, Ltd., Sponsored ADR	5,868,831	57,279,789	0.4%
Reliance Industries, Ltd.	29,368,007	570,223,509	4.3%
Reliance Industries, Ltd., GDR	16,375	621,375	0.0%
Other Securities		825,319,230	6.1%

TOTAL INDIA.		1,668,881,466	12.4%

INDONESIA — (1.8%)
Other Securities		248,418,232	1.8%

MALAYSIA — (2.3%)
Other Securities		304,136,388	2.3%

MEXICO — (2.2%)
# Grupo Mexico S.A.B. de C.V., Class B	35,010,363	74,448,409	0.6%
Other Securities		218,752,223	1.6%

TOTAL MEXICO.		293,200,632	2.2%

PHILIPPINES — (1.0%)
Other Securities		131,884,986	1.0%

POLAND — (0.8%)
Other Securities		109,551,653	0.8%

QATAR — (0.0%)
Other Security		23,891	0.0%

RUSSIA — (1.7%)
Gazprom PJSC, Sponsored ADR	16,109,153	81,576,090	0.6%
Lukoil PJSC, Sponsored ADR	1,951,521	127,312,816	1.0%
Other Securities		26,656,170	0.2%

TOTAL RUSSIA		235,545,076	1.8%

SAUDI ARABIA — (0.1%)
Other Securities		9,879,430	0.1%

SOUTH AFRICA — (4.2%)
AngloGold Ashanti, Ltd., Sponsored ADR	2,183,014	53,243,711	0.4%
Gold Fields, Ltd., Sponsored ADR	11,818,542	86,748,098	0.7%
# MTN Group, Ltd.	18,791,045	49,380,214	0.4%
# Standard Bank Group, Ltd.	11,276,419	62,219,873	0.5%
Other Securities		320,394,751	2.3%

TOTAL SOUTH AFRICA		571,986,647	4.3%

SOUTH KOREA — (13.6%)
Hana Financial Group, Inc.	3,104,872	70,878,029	0.5%
Hyundai Mobis Co., Ltd.	348,715	49,301,397	0.4%
Hyundai Motor Co.	973,740	75,262,722	0.6%
KB Financial Group, Inc.	2,105,869	60,251,658	0.5%
# KB Financial Group, Inc., ADR	2,874,360	80,884,490	0.6%
Kia Motors Corp	2,187,683	53,433,488	0.4%
LG Electronics, Inc.	1,283,495	57,763,781	0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
POSCO	599,309	$90,558,836	0.7%
# POSCO, Sponsored ADR	1,216,529	45,267,044	0.4%
Shinhan Financial Group Co., Ltd.	3,401,930	86,247,600	0.7%
Other Securities		1,168,361,353	8.5%

TOTAL SOUTH KOREA		1,838,210,398	13.7%

TAIWAN — (18.5%)
Cathay Financial Holding Co., Ltd.	81,283,459	108,458,006	0.8%
China Steel Corp.	129,590,320	86,795,292	0.7%
CTBC Financial Holding Co., Ltd.	159,147,073	106,054,413	0.8%
E.Sun Financial Holding Co., Ltd.	97,334,130	88,436,832	0.7%
First Financial Holding Co., Ltd.	81,659,283	60,139,848	0.5%
Fubon Financial Holding Co., Ltd.	62,771,471	88,757,553	0.7%
Hon Hai Precision Industry Co., Ltd.	74,465,192	191,373,044	1.4%
Mega Financial Holding Co., Ltd.	73,522,796	73,958,714	0.6%
# Taiwan Cement Corp.	66,265,095	95,605,638	0.7%
# United Microelectronics Corp.	119,503,681	61,827,025	0.5%
Yuanta Financial Holding Co., Ltd.	102,197,918	58,250,658	0.4%
Other Securities		1,485,487,165	10.8%

TOTAL TAIWAN		2,505,144,188	18.6%

THAILAND — (2.5%)
PTT PCL	84,157,300	92,337,634	0.7%
Other Securities		240,290,842	1.8%

TOTAL THAILAND		332,628,476	2.5%

TURKEY — (0.7%)
Other Securities		89,246,686	0.7%

UNITED ARAB EMIRATES — (0.0%)
Other Security		27,658	0.0%

TOTAL COMMON STOCKS		13,159,020,988	98.0%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA BRPETRACNPR6	17,625,950	58,505,746	0.5%
Other Securities		18,305,789	0.1%

TOTAL BRAZIL		76,811,535	0.6%

COLOMBIA — (0.0%)
Other Securities		5,733,317	0.0%

TOTAL PREFERRED STOCKS		82,544,852	0.6%

RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
Other Securities		70,159	0.0%

TOTAL INVESTMENT SECURITIES (Cost $15,417,418,290)		13,241,635,999

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	26,129,631	$302,345,960	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $15,719,681,827)		$13,543,981,959	100.8%

As of April 30, 2020, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,070,721	$29,441,750	$2,371,029
S&P 500® Emini Index	495	06/19/20	67,160,442	71,834,400	4,673,958

Total Futures Contracts			$94,231,163	$101,276,150	$7,044,987

Summary of the Fund’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$19,230	—	$19,230
Brazil	$612,152,262	—	—	612,152,262
Canada	5,632,815	—	—	5,632,815
Chile	136,227,454	—	—	136,227,454
China	311,933,368	3,661,623,927	—	3,973,557,295
Colombia	13,878,602	—	—	13,878,602
Czech Republic	—	27,147,010	—	27,147,010
Greece	—	16,210,827	—	16,210,827
Hong Kong	—	2,108,252	—	2,108,252
Hungary	—	33,321,434	—	33,321,434
India	79,214,132	1,589,667,334	—	1,668,881,466
Indonesia	327,325	248,090,907	—	248,418,232
Malaysia	17,329	304,119,059	—	304,136,388
Mexico	293,200,632	—	—	293,200,632
Philippines	—	131,884,986	—	131,884,986
Poland	—	109,551,653	—	109,551,653
Qatar	—	23,891	—	23,891
Russia	19,075,783	216,469,293	—	235,545,076
Saudi Arabia	—	9,879,430	—	9,879,430
South Africa	177,874,723	394,111,924	—	571,986,647
South Korea	181,083,531	1,657,126,867	—	1,838,210,398
Taiwan	13,096,660	2,492,047,528	—	2,505,144,188
Thailand	332,602,336	26,140	—	332,628,476
Turkey	—	89,246,686	—	89,246,686
United Arab Emirates	—	27,658	—	27,658
Preferred Stocks
Brazil	76,811,535	—	—	76,811,535
Colombia	5,733,317	—	—	5,733,317

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Taiwan	—	$70,159	—	$70,159
Securities Lending Collateral	—	302,345,960	—	302,345,960
Futures Contracts**	$7,044,987	—	—	7,044,987

TOTAL	$2,265,906,791	$11,285,120,155	—	$13,551,026,946

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund
ASSETS:
Investment Securities at Value (including $497,192 of securities on loan)*	$13,241,636
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $302,264)	302,346
Segregated Cash for Futures Contracts	9,515
Foreign Currencies at Value	68,711
Cash	98,995
Receivables:
Investment Securities Sold	22,706
Dividends, Interest and Tax Reclaims	9,617
Securities Lending Income	977
Futures Margin Variation	3,739

Total Assets	13,758,242

LIABILITIES:
Payables:
Upon Return of Securities Loaned	302,318
Investment Securities Purchased	17,398
Due to Advisor	1,054
Accrued Expenses and Other Liabilities	3,695

Total Liabilities	324,465

NET ASSETS	$13,433,777

Investment Securities at Cost	$15,417,418

Foreign Currencies at Cost	$69,203

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $22,736)	$159,924
Income from Securities Lending	5,139

Total Investment Income	165,063

Expenses
Investment Management Fees	8,004
Accounting & Transfer Agent Fees	363
Custodian Fees	2,999
Shareholders’ Reports	8
Directors’/Trustees’ Fees & Expenses	44
Professional Fees	224
Other	231

Total Expenses	11,873

Fees Paid Indirectly (Note C)	(628)

Net Expenses	11,245

Net Investment Income (Loss)	153,818

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(478,266)
Affiliated Investment Companies Shares Sold	(8)
Futures	9,652
Foreign Currency Transactions	(10,500)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,933,725)
Affiliated Investment Companies Shares	24
Futures	3,737
Translation of Foreign Currency-Denominated Amounts	(2,080)

Net Realized and Unrealized Gain (Loss)	(3,411,166)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,257,348)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging
	Markets Value Fund
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2020	2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$153,818	$520,823
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(478,266)	(179,248)
Affiliated Investment Companies Shares Sold	(8)	(19)
Futures	9,652	5,514
Foreign Currency Transactions	(10,500)	(3,145)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,933,725)	474,939
Affiliated Investment Companies Shares	24	35
Futures	3,737	12,212
Translation of Foreign Currency-Denominated Amounts	(2,080)	(50)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,257,348)	831,061

Transactions in Interest:
Contributions	579,727	1,538,030
Withdrawals	(1,314,699)	(1,627,901)

Net Increase (Decrease) from Transactions in Interest	(734,972)	(89,871)

Total Increase (Decrease) in Net Assets	(3,992,320)	741,190
Net Assets
Beginning of Period	17,426,097	16,684,907

End of Period	$13,433,777	$17,426,097

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $1.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Emerging Markets Value Fund
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Total Return	(19.10	%)(B)	5.24%	(9.06%)	24.89%	15.80%	(17.95%)

Net Assets, End of Period (thousands)	$13,433,777		$17,426,097	$16,684,907	$19,612,211	$16,647,507	$15,088,058
Ratio of Expenses to Average Net Assets	0.14	%(C)	0.13%	0.14%	0.16%	0.16%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.14%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.92	%(C)	2.95%	2.78%	2.64%	2.72%	2.54%
Portfolio Turnover Rate	10	%(B)	14%	13%	14%	12%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $527 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2020, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2020, expenses reduced were the following (amount in thousands):

Fees Paid
Indirectly
Dimensional Emerging Markets Value Fund	$628

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amounts paid by the Fund to the CCO were $9 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,534,855	$2,097,212

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$398,290	$1,074,045	$1,170,005	$(8)	$24	$302,346	26,130	$9,420	—

Total	$398,290	$1,074,045	$1,170,005	$(8)	$24	$302,346	26,130	$9,420	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Dimensional Emerging Markets Value Fund	$17,429,703	$4,005,245	$(2,389,655)	$1,615,590

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$131,531

*	Average Notional Value of contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	April 30, 2020	Contracts *,(1)
Dimensional Emerging Markets Value Fund	$7,045	$7,045

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)
Dimensional Emerging Markets Value Fund	$9,652	$9,652

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
Dimensional Emerging Markets Value Fund	$3,737	$3,737

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2020
Dimensional Emerging Markets Value Fund	2.30%	$2,371	3	—	$2,371	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Fund did not use the interfund lending program during the six months ended April 30, 2020.

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2020, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$1,000	$2,390	$(694)

I. Securities Lending:

As of April 30, 2020, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
Dimensional Emerging Markets Value Fund	$289,995

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2020
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund
Common Stocks	$302,318	—	—	—	$302,318

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

L. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Fund may be adversely affected in the near term and, potentially, beyond.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043020-001SI 00245690

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

T.A. U.S. Core Equity 2 Portfolio

Tax-Managed DFA International Value Portfolio

T.A. World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

The DFA Investment Trust Company

The Tax-Managed U.S. Marketwide Value Series

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

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June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and
Chief Investment Officer

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DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C	Public Limited Company
ADR	American Depositary Receipt
SA	Special Assessment
GDR	Global Depositary Receipt

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
#	Total or Partial Securities on Loan.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.
(E)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Tax-Managed U.S. Marketwide Value Portfolio (2)
Actual Fund Return	$1,000.00	$839.70	0.38%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.97	0.38%	$1.91

Tax-Managed U.S. Equity Portfolio
Actual Fund Return	$1,000.00	$959.20	0.22%	$1.07
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$752.80	0.45%	$1.96
Hypothetical 5% Annual Return	$1,000.00	$1,022.63	0.45%	$2.26

Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$812.90	0.47%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,022.53	0.47%	$2.36

T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$905.70	0.24%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21

Tax-Managed DFA International Value Portfolio
Actual Fund Return	$1,000.00	$762.60	0.53%	$2.32
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.53%	$2.66

T.A. World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$835.30	0.37%	$1.69
Hypothetical 5% Annual Return	$1,000.00	$1,023.02	0.37%	$1.86

World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$791.50	0.65%	$2.90
Hypothetical 5% Annual Return	$1,000.00	$1,021.63	0.65%	$3.27

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
Tax-Managed U.S. Marketwide Value Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

Tax-Managed U.S. Equity Portfolio
Communication Services	10.4%
Consumer Discretionary	11.3%
Consumer Staples	7.1%
Energy	2.8%
Financials	11.3%
Health Care	15.7%
Industrials	8.8%
Information Technology	26.4%
Materials	2.7%
Real Estate	0.1%
Utilities	3.4%

100.0%

Tax-Managed U.S. Targeted Value Portfolio
Communication Services	3.2%
Consumer Discretionary	12.8%
Consumer Staples	4.9%
Energy	4.7%
Financials	29.0%
Health Care	5.3%
Industrials	21.1%
Information Technology	11.3%
Materials	7.0%
Real Estate	0.4%
Utilities	0.3%

100.0%

Tax-Managed U.S. Small Cap Portfolio
Communication Services	2.9%
Consumer Discretionary	13.0%
Consumer Staples	4.5%
Energy	2.4%
Financials	21.2%
Health Care	11.5%
Industrials	19.4%
Information Technology	15.6%
Materials	5.1%
Real Estate	0.5%
Utilities	3.9%

100.0%

4

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

T.A. U.S. Core Equity 2 Portfolio
Communication Services	7.6%
Consumer Discretionary	11.4%
Consumer Staples	6.3%
Energy	3.1%
Financials	14.4%
Health Care	13.8%
Industrials	12.8%
Information Technology	24.4%
Materials	3.9%
Real Estate	0.2%
Utilities	2.1%

100.0%

Tax-Managed DFA International Value Portfolio
Communication Services	4.8%
Consumer Discretionary	14.5%
Consumer Staples	4.6%
Energy	11.1%
Financials	25.4%
Health Care	7.0%
Industrials	11.7%
Information Technology	2.4%
Materials	13.3%
Real Estate	3.6%
Utilities	1.6%

100.0%

T.A. World ex U.S. Core Equity Portfolio
Communication Services	6.6%
Consumer Discretionary	13.1%
Consumer Staples	8.4%
Energy	5.4%
Financials	14.6%
Health Care	7.3%
Industrials	15.7%
Information Technology	10.6%
Materials	11.1%
Real Estate	3.8%
Utilities	3.4%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.8%
Consumer Discretionary	14.6%
Consumer Staples	5.0%
Energy	4.7%
Financials	17.2%
Health Care	2.8%
Industrials	20.1%
Information Technology	7.0%
Materials	17.5%
Real Estate	5.3%
Utilities	2.0%

100.0%

5

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
The DFA Investment Trust Company	$4,178,295,340

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,178,295,340

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

6

TAX-MANAGED U.S. EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (10.3%)
*	Alphabet, Inc., Class A	42,773	$57,602,399	1.5%
*	Alphabet, Inc., Class C	43,987	59,323,507	1.6%
	AT&T, Inc.	1,001,982	30,530,392	0.8%
	Comcast Corp., Class A	632,859	23,814,484	0.6%
*	Facebook, Inc., Class A	342,570	70,127,505	1.9%
*	Netflix, Inc.	62,118	26,080,242	0.7%
	Verizon Communications, Inc.	583,009	33,493,867	0.9%
	Walt Disney Co. (The)	251,838	27,236,280	0.7%
	Other Securities		68,746,189	1.7%

TOTAL COMMUNICATION SERVICES			396,954,865	10.4%

CONSUMER DISCRETIONARY — (11.2%)
*	Amazon.com, Inc.	60,985	150,876,890	4.0%
	Home Depot, Inc. (The)	153,784	33,806,337	0.9%
	McDonald’s Corp.	106,564	19,987,144	0.5%
	NIKE, Inc., Class B	177,841	15,504,178	0.4%
*	Tesla, Inc.	19,769	15,456,986	0.4%
	Other Securities		192,981,749	5.0%

TOTAL CONSUMER DISCRETIONARY			428,613,284	11.2%

CONSUMER STAPLES — (7.0%)
	Coca-Cola Co. (The)	584,634	26,828,854	0.7%
	Costco Wholesale Corp.	63,231	19,158,993	0.5%
	PepsiCo, Inc.	198,284	26,230,990	0.7%
	Philip Morris International, Inc.	209,357	15,618,032	0.4%
	Procter & Gamble Co. (The)	353,966	41,721,972	1.1%
	Walmart, Inc.	201,176	24,452,943	0.6%
	Other Securities		114,677,979	3.0%

TOTAL CONSUMER STAPLES			268,689,763	7.0%

ENERGY — (2.8%)
	Chevron Corp.	266,455	24,513,860	0.7%
	Exxon Mobil Corp.	588,622	27,353,264	0.7%
	Other Securities		55,870,594	1.4%

TOTAL ENERGY			107,737,718	2.8%

FINANCIALS — (11.2%)
	Bank of America Corp.	1,181,124	28,406,032	0.8%
*	Berkshire Hathaway, Inc., Class B	276,992	51,897,221	1.4%
	JPMorgan Chase & Co.	436,967	41,843,960	1.1%
	Wells Fargo & Co.	547,847	15,914,955	0.4%
	Other Securities		291,612,000	7.6%

TOTAL FINANCIALS			429,674,168	11.3%

HEALTH CARE — (15.5%)
	Abbott Laboratories	263,644	24,278,976	0.6%
	AbbVie, Inc.	212,343	17,454,595	0.5%
	Amgen, Inc.	84,978	20,328,437	0.5%

7

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Bristol-Myers Squibb Co.	311,076	$18,916,532	0.5%
Eli Lilly and Co.	124,001	19,175,515	0.5%
Johnson & Johnson	375,025	56,268,751	1.5%
Medtronic P.L.C.	187,934	18,347,996	0.5%
Merck & Co., Inc.	361,511	28,682,283	0.8%
Pfizer, Inc.	795,948	30,532,565	0.8%
Thermo Fisher Scientific, Inc.	56,224	18,817,048	0.5%
UnitedHealth Group, Inc.	134,605	39,367,924	1.0%
Other Securities		303,077,282	7.9%

TOTAL HEALTH CARE		595,247,904	15.6%

INDUSTRIALS — (8.7%)
Union Pacific Corp.	100,453	16,051,385	0.4%
Other Securities		319,038,704	8.4%

TOTAL INDUSTRIALS		335,090,089	8.8%

INFORMATION TECHNOLOGY — (26.1%)
Accenture P.L.C., Class A	91,216	16,892,291	0.5%
* Adobe, Inc.	70,812	25,041,956	0.7%
Apple, Inc.	640,645	188,221,501	4.9%
Cisco Systems, Inc.	623,193	26,410,919	0.7%
Intel Corp.	635,780	38,134,084	1.0%
Mastercard, Inc., Class A	128,106	35,225,307	0.9%
Microsoft Corp.	1,037,258	185,887,006	4.9%
NVIDIA Corp.	83,317	24,351,893	0.6%
Oracle Corp.	316,555	16,767,918	0.5%
* PayPal Holdings, Inc.	159,367	19,602,141	0.5%
* salesforce.com, Inc.	119,858	19,411,003	0.5%
Visa, Inc., Class A	244,304	43,662,011	1.2%
Other Securities		361,141,120	9.4%

TOTAL INFORMATION TECHNOLOGY		1,000,749,150	26.3%

MATERIALS — (2.7%)
Other Securities		101,849,554	2.7%

REAL ESTATE — (0.1%)
Other Securities		3,691,495	0.1%

UTILITIES — (3.4%)
NextEra Energy, Inc.	70,275	16,241,958	0.4%
Other Securities		112,713,081	3.0%

TOTAL UTILITIES		128,955,039	3.4%

TOTAL COMMON STOCKS (Cost $1,829,025,850)		3,797,253,029	99.6%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	12,035,936	12,035,936	0.3%

8

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	2,205,731	$25,522,519	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $1,866,578,090)		$3,834,811,484	100.6%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$396,954,865	—	—	$396,954,865
Consumer Discretionary	428,612,927	$357	—	428,613,284
Consumer Staples	268,689,763	—	—	268,689,763
Energy	107,737,718	—	—	107,737,718
Financials	429,671,475	2,693	—	429,674,168
Health Care	595,247,076	828	—	595,247,904
Industrials	335,090,089	—	—	335,090,089
Information Technology	1,000,749,150	—	—	1,000,749,150
Materials	101,849,554	—	—	101,849,554
Real Estate	3,691,495	—	—	3,691,495
Utilities	128,955,039	—	—	128,955,039
Temporary Cash Investments	12,035,936	—	—	12,035,936
Securities Lending Collateral	—	25,522,519	—	25,522,519

TOTAL	$3,809,285,087	$25,526,397	—	$3,834,811,484

See accompanying Notes to Financial Statements.

9

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.8%)
COMMUNICATION SERVICES — (3.1%)
News Corp., Class A	1,329,513	$13,175,474	0.4%
Other Securities		100,906,152	2.8%

TOTAL COMMUNICATION SERVICES		114,081,626	3.2%

CONSUMER DISCRETIONARY — (12.4%)
* AutoNation, Inc.	339,119	12,628,792	0.4%
BorgWarner, Inc.	525,269	15,006,935	0.4%
Marriott Vacations Worldwide Corp.	177,109	14,700,047	0.4%
PulteGroup, Inc.	692,549	19,578,360	0.6%
Toll Brothers, Inc.	735,812	17,674,204	0.5%
Other Securities		376,507,443	10.5%

TOTAL CONSUMER DISCRETIONARY		456,095,781	12.8%

CONSUMER STAPLES — (4.8%)
Bunge, Ltd.	460,827	18,281,007	0.5%
* Darling Ingredients, Inc.	704,265	14,500,816	0.4%
Ingredion, Inc.	148,866	12,087,919	0.4%
* Post Holdings, Inc.	247,824	22,762,634	0.7%
Other Securities		107,342,023	2.9%

TOTAL CONSUMER STAPLES		174,974,399	4.9%

ENERGY — (4.6%)
HollyFrontier Corp.	511,746	16,908,088	0.5%
Other Securities		150,225,842	4.2%

TOTAL ENERGY		167,133,930	4.7%

FINANCIALS — (28.1%)
Assurant, Inc.	119,360	12,680,806	0.4%
Assured Guaranty, Ltd.	468,433	13,926,513	0.4%
* Athene Holding, Ltd., Class A	471,656	12,734,712	0.4%
CNO Financial Group, Inc.	1,201,584	16,894,271	0.5%
First American Financial Corp.	291,331	13,436,186	0.4%
# Janus Henderson Group P.L.C.	647,342	11,587,422	0.3%
Kemper Corp.	186,142	12,512,465	0.4%
Legg Mason, Inc.	256,175	12,765,200	0.4%
New York Community Bancorp, Inc.	1,738,230	18,877,178	0.5%
Old Republic International Corp.	852,141	13,591,649	0.4%
People’s United Financial, Inc.	1,686,990	21,407,903	0.6%
Popular, Inc.	341,789	13,189,638	0.4%
Prosperity Bancshares, Inc.	264,677	15,862,093	0.5%
Reinsurance Group of America, Inc.	173,013	18,111,001	0.5%
TCF Financial Corp.	462,340	13,726,875	0.4%
Unum Group	664,142	11,589,278	0.3%
Valley National Bancorp	1,435,981	12,004,801	0.3%
Voya Financial, Inc.	459,861	20,771,921	0.6%
Zions Bancorp NA	440,377	13,920,317	0.4%
Other Securities		751,955,447	20.9%

TOTAL FINANCIALS		1,031,545,676	29.0%

10

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (5.1%)
* DaVita, Inc.	156,415	$12,358,349	0.4%
Perrigo Co. P.L.C.	461,387	24,591,927	0.7%
Other Securities		152,020,848	4.2%

TOTAL HEALTH CARE		188,971,124	5.3%

INDUSTRIALS — (20.4%)
* AECOM	475,783	17,251,892	0.5%
AGCO Corp.	273,209	14,436,364	0.4%
AMERCO	43,390	12,154,841	0.3%
#* Colfax Corp.	494,489	12,752,871	0.4%
# Knight-Swift Transportation Holdings, Inc.	663,046	24,652,050	0.7%
Oshkosh Corp.	177,390	11,979,147	0.3%
Owens Corning	439,700	19,065,392	0.5%
Quanta Services, Inc.	632,156	22,985,192	0.7%
Trinity Industries, Inc.	621,127	11,981,540	0.3%
Other Securities		602,776,424	17.0%

TOTAL INDUSTRIALS		750,035,713	21.1%

INFORMATION TECHNOLOGY — (10.9%)
* Arrow Electronics, Inc.	378,565	23,819,310	0.7%
* CACI International, Inc., Class A	72,603	18,160,914	0.5%
* Diodes, Inc.	224,637	11,431,777	0.3%
Jabil, Inc.	540,808	15,380,580	0.4%
SYNNEX Corp.	210,135	18,399,421	0.5%
* Tech Data Corp.	202,316	28,453,722	0.8%
Other Securities		284,983,246	8.0%

TOTAL INFORMATION TECHNOLOGY		400,628,970	11.2%

MATERIALS — (6.7%)
Ashland Global Holdings, Inc.	202,889	12,516,222	0.4%
Reliance Steel & Aluminum Co.	288,850	25,875,183	0.7%
Steel Dynamics, Inc.	469,769	11,401,294	0.3%
Other Securities		197,433,574	5.5%

TOTAL MATERIALS		247,226,273	6.9%

REAL ESTATE — (0.4%)
Other Securities		14,197,481	0.4%

UTILITIES — (0.3%)
Other Securities		9,230,851	0.3%

TOTAL COMMON STOCKS		3,554,121,824	99.8%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		366,625	0.0%

TOTAL PREFERRED STOCKS		366,625	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,039,563,209)		3,554,488,449

11

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (3.2%)
@§ The DFA Short Term Investment Fund	10,041,372	$116,188,716	3.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,155,734,464)		$3,670,677,165	103.0%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$114,081,626	—	—	$114,081,626
Consumer Discretionary	456,085,447	$10,334	—	456,095,781
Consumer Staples	174,974,399	—	—	174,974,399
Energy	167,133,930	—	—	167,133,930
Financials	1,031,433,517	112,159	—	1,031,545,676
Health Care	188,925,586	45,538	—	188,971,124
Industrials	750,035,713	—	—	750,035,713
Information Technology	400,627,860	1,110	—	400,628,970
Materials	247,226,273	—	—	247,226,273
Real Estate	14,197,481	—	—	14,197,481
Utilities	9,230,851	—	—	9,230,851
Preferred Stocks
Communication Services	366,625	—	—	366,625
Securities Lending Collateral	—	116,188,716	—	116,188,716

TOTAL	$3,554,319,308	$116,357,857	—	$3,670,677,165

See accompanying Notes to Financial Statements.

12

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.4%)
COMMUNICATION SERVICES — (2.8%)
	Cogent Communications Holdings, Inc.	88,424	$7,412,584	0.3%
	Shenandoah Telecommunications Co.	103,180	5,521,162	0.2%
	Other Securities		58,387,022	2.4%

TOTAL COMMUNICATION SERVICES			71,320,768	2.9%

CONSUMER DISCRETIONARY — (12.5%)
	Churchill Downs, Inc.	64,854	6,499,668	0.3%
*	Helen of Troy, Ltd.	49,830	8,186,072	0.3%
	Lithia Motors, Inc., Class A	51,358	5,678,140	0.2%
*	Murphy USA, Inc.	58,705	6,269,694	0.3%
*	TopBuild Corp.	64,007	5,964,812	0.2%
	Wendy’s Co. (The)	329,738	6,548,597	0.3%
	Other Securities		280,491,984	11.4%

TOTAL CONSUMER DISCRETIONARY			319,638,967	13.0%

CONSUMER STAPLES — (4.4%)
*	Darling Ingredients, Inc.	292,864	6,030,070	0.2%
	Sanderson Farms, Inc.	46,425	6,320,300	0.3%
	Other Securities		99,776,417	4.0%

TOTAL CONSUMER STAPLES			112,126,787	4.5%

ENERGY — (2.3%)
	Other Securities		59,963,533	2.4%

FINANCIALS — (20.4%)
	Cathay General Bancorp	196,272	5,479,914	0.2%
	Community Bank System, Inc.	93,818	5,862,687	0.2%
	FirstCash, Inc.	83,455	5,995,407	0.2%
	Glacier Bancorp, Inc.	140,060	5,333,485	0.2%
	Kemper Corp.	84,210	5,660,596	0.2%
	Primerica, Inc.	56,551	5,876,214	0.2%
	RLI Corp.	73,080	5,322,416	0.2%
	TCF Financial Corp.	232,861	6,913,643	0.3%
	Other Securities		475,514,508	19.4%

TOTAL FINANCIALS			521,958,870	21.1%

HEALTH CARE — (11.1%)
*	Amedisys, Inc.	68,500	12,614,960	0.5%
*	Emergent BioSolutions, Inc.	71,414	5,281,065	0.2%
*	Horizon Therapeutics P.L.C.	209,169	7,538,451	0.3%
*	LHC Group, Inc.	66,750	8,676,832	0.4%
*	Omnicell, Inc.	94,491	6,888,394	0.3%
*	Quidel Corp.	56,818	7,897,702	0.3%
*	Repligen Corp.	51,778	6,014,015	0.3%
	Other Securities		228,167,337	9.2%

TOTAL HEALTH CARE			283,078,756	11.5%

13

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (18.7%)
*	Axon Enterprise, Inc.	93,223	$6,778,244	0.3%
*	Casella Waste Systems, Inc., Class A	141,849	6,578,957	0.3%
	Exponent, Inc.	82,404	5,795,473	0.2%
*	FTI Consulting, Inc.	70,273	8,949,969	0.4%
*	Generac Holdings, Inc.	75,685	7,374,746	0.3%
*	Mercury Systems, Inc.	72,666	6,478,901	0.3%
	Regal Beloit Corp.	84,944	6,031,873	0.2%
*	Saia, Inc.	63,326	5,858,922	0.2%
	Simpson Manufacturing Co., Inc.	87,482	6,307,452	0.3%
	Tetra Tech, Inc.	102,039	7,681,496	0.3%
#*	Trex Co., Inc.	62,964	5,995,432	0.2%
	Werner Enterprises, Inc.	136,384	5,471,726	0.2%
	Other Securities		399,348,651	16.2%

TOTAL INDUSTRIALS			478,651,842	19.4%

INFORMATION TECHNOLOGY — (15.1%)
*	Anixter International, Inc.	63,706	5,915,739	0.2%
	Cabot Microelectronics Corp.	44,906	5,502,781	0.2%
*	CACI International, Inc., Class A	32,208	8,056,509	0.3%
*	Cirrus Logic, Inc.	122,783	9,282,395	0.4%
*	Lattice Semiconductor Corp.	271,513	6,111,758	0.3%
*	Manhattan Associates, Inc.	114,370	8,113,408	0.3%
*	Novanta, Inc.	68,099	5,917,122	0.2%
	Power Integrations, Inc.	53,191	5,444,099	0.2%
*	Silicon Laboratories, Inc.	58,169	5,655,190	0.2%
*	Tech Data Corp.	67,381	9,476,464	0.4%
	Other Securities		315,268,358	12.9%

TOTAL INFORMATION TECHNOLOGY			384,743,823	15.6%

MATERIALS — (4.9%)
	Other Securities		125,160,353	5.1%

REAL ESTATE — (0.4%)
	Other Securities		11,437,623	0.5%

UTILITIES — (3.8%)
	PNM Resources, Inc.	135,652	5,492,549	0.2%
	Spire, Inc.	73,831	5,386,710	0.2%
	Other Securities		85,215,571	3.5%

TOTAL UTILITIES			96,094,830	3.9%

TOTAL COMMON STOCKS			2,464,176,152	99.9%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
	Other Security		242,600	0.0%

TOTAL PREFERRED STOCKS			242,600	0.0%

14

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		$310	0.0%

TOTAL RIGHTS/WARRANTS		310	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,716,842,604)		2,464,419,062

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	8,458,636	8,458,636	0.3%

SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	7,245,072	83,832,732	3.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,809,107,011)		$2,556,710,430	103.6%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$71,320,768	—	—	$71,320,768
Consumer Discretionary	319,632,851	$6,116	—	319,638,967
Consumer Staples	112,126,787	—	—	112,126,787
Energy	59,963,533	—	—	59,963,533
Financials	521,879,580	79,290	—	521,958,870
Health Care	282,928,194	150,562	—	283,078,756
Industrials	478,651,842	—	—	478,651,842
Information Technology	384,742,294	1,529	—	384,743,823
Materials	125,160,353	—	—	125,160,353
Real Estate	11,437,623	—	—	11,437,623
Utilities	96,094,830	—	—	96,094,830
Preferred Stocks
Communication Services	242,600	—	—	242,600
Rights/Warrants
Consumer Discretionary	—	310	—	310
Temporary Cash Investments	8,458,636	—	—	8,458,636
Securities Lending Collateral	—	83,832,732	—	83,832,732

TOTAL	$2,472,639,891	$84,070,539	—	$2,556,710,430

See accompanying Notes to Financial Statements.

15

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (7.4%)
*	Alphabet, Inc., Class A	34,928	$47,037,538	0.6%
*	Alphabet, Inc., Class C	36,723	49,526,841	0.6%
	AT&T, Inc.	1,974,977	60,177,549	0.7%
*	Charter Communications, Inc., Class A	59,771	29,600,392	0.4%
	Comcast Corp., Class A	1,682,811	63,324,178	0.7%
*	Facebook, Inc., Class A	392,789	80,407,836	0.9%
	Verizon Communications, Inc.	1,431,638	82,247,603	1.0%
	Walt Disney Co. (The)	279,758	30,255,828	0.4%
	Other Securities		203,780,751	2.2%

TOTAL COMMUNICATION SERVICES			646,358,516	7.5%

CONSUMER DISCRETIONARY — (11.2%)
*	Amazon.com, Inc.	78,628	194,525,672	2.3%
	Home Depot, Inc. (The)	122,083	26,837,506	0.3%
	Lowe’s Cos., Inc.	216,161	22,642,865	0.3%
	Target Corp.	210,806	23,133,850	0.3%
	Other Securities		704,851,967	8.1%

TOTAL CONSUMER DISCRETIONARY			971,991,860	11.3%

CONSUMER STAPLES — (6.2%)
	Coca-Cola Co. (The)	900,750	41,335,418	0.5%
	Costco Wholesale Corp.	80,474	24,383,622	0.3%
	PepsiCo, Inc.	354,730	46,927,232	0.6%
	Procter & Gamble Co. (The)	458,732	54,070,741	0.6%
	Walmart, Inc.	373,710	45,424,450	0.5%
	Other Securities		328,157,999	3.8%

TOTAL CONSUMER STAPLES			540,299,462	6.3%

ENERGY — (3.1%)
	Chevron Corp.	497,377	45,758,684	0.6%
	Exxon Mobil Corp.	814,203	37,836,013	0.5%
	Other Securities		181,376,537	2.0%

TOTAL ENERGY			264,971,234	3.1%

FINANCIALS — (14.1%)
	American Express Co.	272,571	24,872,104	0.3%
	Bank of America Corp.	1,804,342	43,394,425	0.5%
*	Berkshire Hathaway, Inc., Class B	371,483	69,601,055	0.8%
	JPMorgan Chase & Co.	944,852	90,479,028	1.1%
	Wells Fargo & Co.	1,078,109	31,319,066	0.4%
	Other Securities		968,087,332	11.2%

TOTAL FINANCIALS			1,227,753,010	14.3%

HEALTH CARE — (13.6%)
	Amgen, Inc.	156,585	37,458,264	0.5%
	Anthem, Inc.	82,100	23,047,933	0.3%
*	Centene Corp.	349,840	23,292,347	0.3%
*	Cigna Corp.	131,831	25,809,873	0.3%

16

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Eli Lilly and Co.	182,872	$28,279,326	0.3%
Gilead Sciences, Inc.	360,165	30,253,860	0.4%
Johnson & Johnson	811,788	121,800,672	1.4%
Merck & Co., Inc.	627,369	49,775,456	0.6%
Pfizer, Inc.	1,591,302	61,042,345	0.7%
Thermo Fisher Scientific, Inc.	67,644	22,639,094	0.3%
UnitedHealth Group, Inc.	228,707	66,889,936	0.8%
Other Securities		691,558,769	7.9%

TOTAL HEALTH CARE		1,181,847,875	13.8%

INDUSTRIALS — (12.5%)
3M Co.	156,943	23,842,781	0.3%
Union Pacific Corp.	237,535	37,955,718	0.5%
Other Securities		1,029,452,475	11.9%

TOTAL INDUSTRIALS		1,091,250,974	12.7%

INFORMATION TECHNOLOGY — (24.0%)
Accenture P.L.C., Class A	148,259	27,456,084	0.3%
Apple, Inc.	1,470,798	432,120,452	5.0%
Cisco Systems, Inc.	1,202,069	50,943,684	0.6%
Intel Corp.	1,824,849	109,454,443	1.3%
International Business Machines Corp.	253,782	31,864,868	0.4%
Mastercard, Inc., Class A	216,100	59,421,017	0.7%
* Micron Technology, Inc.	577,622	27,662,318	0.3%
Microsoft Corp.	1,706,556	305,831,901	3.6%
Oracle Corp.	657,349	34,819,777	0.4%
QUALCOMM, Inc.	407,518	32,059,441	0.4%
Texas Instruments, Inc.	256,744	29,800,276	0.4%
Visa, Inc., Class A	398,435	71,208,303	0.8%
Other Securities		877,941,476	10.2%

TOTAL INFORMATION TECHNOLOGY		2,090,584,040	24.4%

MATERIALS — (3.9%)
Other Securities		336,577,872	3.9%

REAL ESTATE — (0.3%)
Other Securities		21,400,803	0.3%

UTILITIES — (2.0%)
Other Securities		177,135,690	2.1%

TOTAL COMMON STOCKS		8,550,171,336	99.7%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		236,250	0.0%

17

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$836	0.0%

TOTAL PREFERRED STOCKS		237,086	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,290,579,705)		8,550,408,422

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	27,391,638	27,391,638	0.3%

SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	10,501,092	121,508,139	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $5,439,448,388)		$8,699,308,199	101.4%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$646,358,516	—	—	$646,358,516
Consumer Discretionary	971,988,206	$3,654	—	971,991,860
Consumer Staples	540,299,462	—	—	540,299,462
Energy	264,971,234	—	—	264,971,234
Financials	1,227,722,974	30,036	—	1,227,753,010
Health Care	1,181,767,612	80,263	—	1,181,847,875
Industrials	1,091,250,974	—	—	1,091,250,974
Information Technology	2,090,584,040	—	—	2,090,584,040
Materials	336,577,872	—	—	336,577,872
Real Estate	21,400,803	—	—	21,400,803
Utilities	177,135,690	—	—	177,135,690
Preferred Stocks
Communication Services	236,250	—	—	236,250
Industrials	836	—	—	836
Temporary Cash Investments	27,391,638	—	—	27,391,638
Securities Lending Collateral	—	121,508,139	—	121,508,139

TOTAL	$8,577,686,107	$121,622,092	—	$8,699,308,199

See accompanying Notes to Financial Statements.

18

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
AUSTRALIA — (5.3%)
Australia & New Zealand Banking Group, Ltd.	1,654,535	$17,972,321	0.7%
Fortescue Metals Group, Ltd.	1,680,744	12,844,661	0.5%
National Australia Bank, Ltd.	1,197,692	13,123,685	0.5%
Westpac Banking Corp.	2,122,830	22,086,227	0.9%
Other Securities		56,642,035	2.5%

TOTAL AUSTRALIA		122,668,929	5.1%

AUSTRIA — (0.1%)
Other Securities		1,420,978	0.0%

BELGIUM — (1.1%)
Other Securities		26,627,571	1.1%

CANADA — (8.7%)
Bank of Montreal 063671101	423,189	21,540,320	0.9%
Bank of Nova Scotia (The)	358,569	14,392,960	0.6%
Canadian Imperial Bank of Commerce	205,056	12,150,594	0.5%
Canadian Natural Resources, Ltd.	1,074,369	18,006,424	0.7%
* Kinross Gold Corp.	1,947,880	12,860,388	0.5%
Magna International, Inc.	353,662	13,803,428	0.6%
Other Securities		109,313,670	4.5%

TOTAL CANADA		202,067,784	8.3%

DENMARK — (2.7%)
DSV Panalpina A.S.	161,387	16,768,140	0.7%
Vestas Wind Systems A.S.	200,476	17,215,501	0.7%
Other Securities		28,148,923	1.2%

TOTAL DENMARK		62,132,564	2.6%

FINLAND — (1.1%)
Other Securities		25,482,176	1.0%

FRANCE — (9.7%)
BNP Paribas SA	476,283	14,963,060	0.6%
Cie de Saint-Gobain	447,063	11,895,411	0.5%
Cie Generale des Etablissements Michelin SCA	189,836	18,342,150	0.8%
Orange SA	1,734,362	21,070,822	0.9%
Total SA	1,487,320	52,788,516	2.2%
Other Securities		107,507,479	4.4%

TOTAL FRANCE		226,567,438	9.4%

GERMANY — (6.2%)
Allianz SE	111,431	20,506,787	0.8%
BASF SE	263,199	13,469,595	0.6%
Bayer AG	206,051	13,551,842	0.6%
Bayerische Motoren Werke AG	244,086	14,358,402	0.6%
Daimler AG	658,059	22,507,582	0.9%

19

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$60,273,446	2.5%

TOTAL GERMANY		144,667,654	6.0%

HONG KONG — (3.7%)
CK Hutchison Holdings, Ltd.	1,759,848	13,044,294	0.5%
Sun Hung Kai Properties, Ltd.	1,206,934	16,503,403	0.7%
Other Securities		57,592,343	2.4%

TOTAL HONG KONG		87,140,040	3.6%

IRELAND — (0.4%)
Other Securities		9,658,274	0.4%

ISRAEL — (0.5%)
Other Securities		11,411,055	0.5%

ITALY — (1.4%)
Other Securities		31,647,111	1.3%

JAPAN — (24.5%)
Hitachi, Ltd.	630,200	18,703,973	0.8%
Honda Motor Co., Ltd.	1,145,088	27,807,497	1.1%
Mitsubishi Corp.	629,900	13,358,911	0.6%
SoftBank Group Corp.	427,100	18,306,617	0.8%
Sumitomo Mitsui Financial Group, Inc.	567,527	14,924,387	0.6%
Toyota Motor Corp.	709,088	43,840,686	1.8%
Toyota Motor Corp., Sponsored ADR	380	46,971	0.0%
Other Securities		435,750,162	18.0%

TOTAL JAPAN		572,739,204	23.7%

NETHERLANDS — (3.9%)
Koninklijke Ahold Delhaize NV	1,350,935	32,801,151	1.4%
Koninklijke DSM NV	161,253	19,763,466	0.8%
Other Securities		39,354,028	1.6%

TOTAL NETHERLANDS		91,918,645	3.8%

NEW ZEALAND — (0.3%)
Other Securities		6,388,601	0.3%

NORWAY — (0.6%)
Other Securities		13,173,171	0.5%

PORTUGAL — (0.1%)
Other Securities		2,319,727	0.1%

SINGAPORE — (1.2%)
Other Securities		29,079,923	1.2%

SPAIN — (1.1%)
Banco Santander SA	5,442,658	12,161,004	0.5%
Other Securities		13,719,988	0.6%

TOTAL SPAIN		25,880,992	1.1%

20

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.8%)
Other Securities		$65,468,537	2.7%

SWITZERLAND — (11.2%)
ABB, Ltd.	919,213	17,448,749	0.7%
Cie Financiere Richemont SA	246,911	14,008,108	0.6%
Lonza Group AG	58,033	25,341,013	1.0%
Novartis AG	411,267	35,096,890	1.5%
Novartis AG, Sponsored ADR	311,852	26,423,222	1.1%
Swisscom AG	22,419	11,648,730	0.5%
UBS Group AG	1,200,838	12,857,966	0.5%
Zurich Insurance Group AG	134,082	42,511,278	1.8%
Other Securities		76,783,068	3.1%

TOTAL SWITZERLAND		262,119,024	10.8%

UNITED KINGDOM — (12.0%)
Aviva P.L.C.	4,325,365	13,080,453	0.5%
BP P.L.C., Sponsored ADR	1,499,644	35,691,533	1.5%
British American Tobacco P.L.C.	657,255	25,333,377	1.0%
HSBC Holdings P.L.C., Sponsored ADR	458,178	11,788,920	0.5%
Lloyds Banking Group P.L.C.	42,781,942	17,309,916	0.7%
Royal Dutch Shell P.L.C., Class A	159,771	2,630,509	0.1%
Royal Dutch Shell P.L.C., Class B	106,926	1,711,739	0.1%
Royal Dutch Shell P.L.C., Sponsored ADR, Class A	1,024,535	33,942,836	1.4%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	1,195,222	38,211,247	1.6%
Vodafone Group P.L.C.	16,742,038	23,617,553	1.0%
Vodafone Group P.L.C., Sponsored ADR	364,865	5,159,186	0.2%
Other Securities		72,114,194	3.0%

TOTAL UNITED KINGDOM		280,591,463	11.6%

UNITED STATES — (0.0%)
Other Securities		325,950	0.0%

TOTAL COMMON STOCKS		2,301,496,811	95.1%

PREFERRED STOCKS — (1.0%)

GERMANY — (1.0%)
Volkswagen AG	132,408	18,422,077	0.7%
Other Securities		6,075,385	0.3%

TOTAL GERMANY		24,497,462	1.0%

TOTAL INVESTMENT SECURITIES (Cost $2,737,130,527)		2,325,994,273

		Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	752,247	8,704,245	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $2,745,831,929)		$2,334,698,518	96.4%

21

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

As of April 30, 2020, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	536	06/19/20	$78,008,391	$77,784,320	$(224,071)

Total Futures Contracts			$78,008,391	$77,784,320	$(224,071)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,898,883	$114,770,046	—	$122,668,929
Austria	—	1,420,978	—	1,420,978
Belgium	—	26,627,571	—	26,627,571
Canada	202,067,784	—	—	202,067,784
Denmark	—	62,132,564	—	62,132,564
Finland	—	25,482,176	—	25,482,176
France	—	226,567,438	—	226,567,438
Germany	2,862,594	141,805,060	—	144,667,654
Hong Kong	—	87,140,040	—	87,140,040
Ireland	4,436,375	5,221,899	—	9,658,274
Israel	4,328,252	7,082,803	—	11,411,055
Italy	3,920,839	27,726,272	—	31,647,111
Japan	4,340,881	568,398,323	—	572,739,204
Netherlands	3,360,864	88,557,781	—	91,918,645
New Zealand	—	6,388,601	—	6,388,601
Norway	568,717	12,604,454	—	13,173,171
Portugal	—	2,319,727	—	2,319,727
Singapore	—	29,079,923	—	29,079,923
Spain	853,312	25,027,680	—	25,880,992
Sweden	—	65,468,537	—	65,468,537
Switzerland	32,624,426	229,494,598	—	262,119,024
United Kingdom	136,453,830	144,137,633	—	280,591,463
United States	325,950	—	—	325,950
Preferred Stocks
Germany	—	24,497,462	—	24,497,462
Securities Lending Collateral	—	8,704,245	—	8,704,245
Futures Contracts**	(224,071)	—	—	(224,071)

TOTAL	$403,818,636	$1,930,655,811	—	$2,334,474,447

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

22

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
AUSTRALIA — (4.1%)
BHP Group, Ltd.	329,587	$6,728,288	0.3%
CSL, Ltd.	29,256	5,831,518	0.2%
Other Securities		106,982,169	3.6%

TOTAL AUSTRALIA		119,541,975	4.1%

AUSTRIA — (0.4%)
Other Securities		10,877,132	0.4%

BELGIUM — (0.9%)
Other Securities		25,545,332	0.9%

BRAZIL — (1.4%)
Vale SA	622,420	5,134,657	0.2%
Other Securities		36,419,600	1.2%

TOTAL BRAZIL		41,554,257	1.4%

CANADA — (6.5%)
Canadian Natural Resources, Ltd.	243,323	4,078,093	0.2%
Royal Bank of Canada 2754383	73,553	4,524,834	0.2%
Royal Bank of Canada 780087102	133,402	8,216,229	0.3%
Other Securities		170,479,485	5.8%

TOTAL CANADA		187,298,641	6.5%

CHILE — (0.2%)
Other Securities		6,583,118	0.2%

CHINA — (9.2%)
* Alibaba Group Holding, Ltd., Sponsored ADR	40,123	8,131,728	0.3%
China Construction Bank Corp., Class H	10,285,200	8,255,551	0.3%
China Mobile, Ltd.	798,000	6,415,167	0.2%
China Overseas Land & Investment, Ltd.	1,438,827	5,314,949	0.2%
Industrial & Commercial Bank of China, Ltd., Class H	7,236,460	4,852,112	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	883,500	8,990,724	0.3%
Tencent Holdings, Ltd.	421,000	22,131,731	0.8%
Other Securities		200,543,346	6.9%

TOTAL CHINA		264,635,308	9.2%

COLOMBIA — (0.1%)
Other Securities		1,767,473	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		1,062,059	0.0%

DENMARK — (1.5%)
Novo Nordisk A.S., Class B	132,667	8,462,829	0.3%
Other Securities		34,473,386	1.2%

TOTAL DENMARK		42,936,215	1.5%

23

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
EGYPT — (0.0%)
Other Securities		$366,448	0.0%

FINLAND — (1.0%)
Other Securities		28,995,250	1.0%

FRANCE — (5.3%)
Cie Generale des Etablissements Michelin SCA	50,834	4,911,633	0.2%
LVMH Moet Hennessy Louis Vuitton SE	19,841	7,670,383	0.3%
Orange SA	384,186	4,667,489	0.2%
Sanofi	43,296	4,228,882	0.2%
Total SA	245,534	8,714,584	0.3%
Vinci SA	59,854	4,903,355	0.2%
Other Securities		117,301,725	3.9%

TOTAL FRANCE		152,398,051	5.3%

GERMANY — (4.5%)
Allianz SE	23,343	4,295,842	0.2%
Bayer AG	152,294	10,016,278	0.4%
Daimler AG	150,918	5,161,846	0.2%
Other Securities		110,466,909	3.7%

TOTAL GERMANY		129,940,875	4.5%

GREECE — (0.1%)
Other Securities		2,427,479	0.1%

HONG KONG — (2.2%)
AIA Group, Ltd.	568,600	5,218,478	0.2%
Other Securities		57,597,170	2.0%

TOTAL HONG KONG		62,815,648	2.2%

HUNGARY — (0.1%)
Other Securities		2,393,823	0.1%

INDIA — (3.1%)
Reliance Industries, Ltd.	248,811	4,831,035	0.2%
Other Securities		84,223,206	2.9%

TOTAL INDIA		89,054,241	3.1%

INDONESIA — (0.5%)
Other Securities		15,498,778	0.5%

IRELAND — (0.5%)
CRH P.L.C., Sponsored ADR	186,326	5,612,139	0.2%
Other Securities		9,476,691	0.3%

TOTAL IRELAND		15,088,830	0.5%

ISRAEL — (0.6%)
Other Securities		17,349,192	0.6%

ITALY — (1.8%)
Other Securities		52,256,874	1.8%

24

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (18.5%)
KDDI Corp.	186,100	$5,390,250	0.2%
NTT DOCOMO, Inc.	138,800	4,090,606	0.2%
SoftBank Group Corp.	315,992	13,544,239	0.5%
Sony Corp.	88,100	5,669,594	0.2%
Toyota Motor Corp.	290,520	17,961,971	0.6%
Toyota Motor Corp., Sponsored ADR	42,528	5,256,036	0.2%
Other Securities		483,469,442	16.7%

TOTAL JAPAN		535,382,138	18.6%

MALAYSIA — (0.6%)
Other Securities		18,775,651	0.6%

MEXICO — (0.6%)
Other Securities		17,895,251	0.6%

NETHERLANDS — (2.2%)
Akzo Nobel NV	57,385	4,354,929	0.2%
ASML Holding NV	20,680	5,964,588	0.2%
Unilever NV 904784709	94,159	4,653,338	0.2%
Other Securities		49,929,269	1.7%

TOTAL NETHERLANDS		64,902,124	2.3%

NEW ZEALAND — (0.3%)
Other Securities		9,937,083	0.3%

NORWAY — (0.6%)
Other Securities		16,056,149	0.6%

PERU — (0.0%)
Other Securities		508,963	0.0%

PHILIPPINES — (0.3%)
Other Securities		8,125,476	0.3%

POLAND — (0.3%)
Other Securities		7,470,328	0.3%

PORTUGAL — (0.2%)
Other Securities		5,021,439	0.2%

QATAR — (0.0%)
Other Securities		129,832	0.0%

RUSSIA — (0.4%)
Other Securities		10,689,132	0.4%

SAUDI ARABIA — (0.1%)
Other Securities		2,132,829	0.1%

SINGAPORE — (0.7%)
Other Securities		20,803,240	0.7%

SOUTH AFRICA — (1.4%)
Other Securities		40,157,704	1.4%

25

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (3.9%)
Samsung Electronics Co., Ltd.	504,791	$20,755,757	0.7%
Samsung Electronics Co., Ltd. US7960508882, GDR	9,769	10,151,276	0.4%
Other Securities		81,725,689	2.8%

TOTAL SOUTH KOREA		112,632,722	3.9%

SPAIN — (1.6%)
Iberdrola S.A.	493,390	4,908,131	0.2%
Other Securities		40,050,840	1.4%

TOTAL SPAIN		44,958,971	1.6%

SWEDEN — (1.9%)
Other Securities		55,810,414	1.9%

SWITZERLAND — (5.4%)
Nestle SA	291,193	30,840,256	1.1%
Novartis AG, Sponsored ADR	109,149	9,248,195	0.3%
Roche Holding AG CH0012032048	51,641	17,883,141	0.6%
Other Securities		98,195,457	3.4%

TOTAL SWITZERLAND		156,167,049	5.4%

TAIWAN — (5.3%)
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	296,894	15,773,978	0.6%
Other Securities		137,125,279	4.7%

TOTAL TAIWAN		152,899,257	5.3%

THAILAND — (0.7%)
Other Securities		20,969,367	0.7%

TURKEY — (0.2%)
Other Securities		6,424,253	0.2%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		69,855	0.0%

UNITED KINGDOM — (9.4%)
AstraZeneca P.L.C., Sponsored ADR	178,391	9,326,281	0.3%
BP P.L.C., Sponsored ADR	530,397	12,623,450	0.5%
GlaxoSmithKline P.L.C., Sponsored ADR	198,016	8,330,533	0.3%
HSBC Holdings P.L.C., Sponsored ADR	177,023	4,554,802	0.2%
Rio Tinto P.L.C., Sponsored ADR	108,298	5,002,285	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class A	181,989	6,029,287	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	143,548	4,589,230	0.2%
Other Securities		221,659,898	7.5%

TOTAL UNITED KINGDOM		272,115,766	9.4%

UNITED STATES — (0.1%)
Other Securities		1,666,402	0.1%

TOTAL COMMON STOCKS		2,852,088,394	98.9%

26

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.3%)
Other Securities		$7,009,743	0.3%

CHILE — (0.0%)
Other Securities		158,856	0.0%

COLOMBIA — (0.0%)
Other Securities		222,564	0.0%

GERMANY — (0.4%)
Volkswagen AG	34,797	4,841,347	0.2%
Other Securities		7,230,966	0.2%

TOTAL GERMANY		12,072,313	0.4%

SOUTH KOREA — (0.0%)
Other Security		3,814	0.0%

TOTAL PREFERRED STOCKS		19,467,290	0.7%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		112,415	0.0%

TAIWAN — (0.0%)
Other Securities		1,963	0.0%

SOUTH KOREA — (0.0%)
Other Securities		1,576	0.0%

NORWAY — (0.0%)
Other Security		6,550	0.0%

ISRAEL — (0.0%)
Other Security		945	0.0%

TOTAL RIGHTS/WARRANTS		123,449	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,006,172,648)		2,871,679,133

		Value†
SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	1,434,287	16,596,137	0.6%

TOTAL INVESTMENTS—(100.0%) (Cost $3,022,763,800)		$2,888,275,270	100.2%

27

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,030,194	$116,511,781	—	$119,541,975
Austria	—	10,877,132	—	10,877,132
Belgium	1,160,461	24,384,871	—	25,545,332
Brazil	41,554,257	—	—	41,554,257
Canada	185,702,138	1,596,503	—	187,298,641
Chile	6,583,118	—	—	6,583,118
China	33,095,082	231,540,226	—	264,635,308
Colombia	1,767,473	—	—	1,767,473
Czech Republic	—	1,062,059	—	1,062,059
Denmark	1,318,531	41,617,684	—	42,936,215
Egypt	221,752	144,696	—	366,448
Finland	—	28,995,250	—	28,995,250
France	2,308,477	150,089,574	—	152,398,051
Germany	5,538,736	124,402,139	—	129,940,875
Greece	—	2,427,479	—	2,427,479
Hong Kong	258,777	62,556,871	—	62,815,648
Hungary	—	2,393,823	—	2,393,823
India	3,269,611	85,784,630	—	89,054,241
Indonesia	293,986	15,204,792	—	15,498,778
Ireland	5,612,139	9,476,691	—	15,088,830
Israel	1,998,739	15,350,453	—	17,349,192
Italy	2,514,526	49,742,348	—	52,256,874
Japan	12,113,839	523,268,299	—	535,382,138
Malaysia	—	18,775,651	—	18,775,651
Mexico	17,894,957	294	—	17,895,251
Netherlands	14,149,719	50,752,405	—	64,902,124
New Zealand	47,108	9,889,975	—	9,937,083
Norway	526,722	15,529,427	—	16,056,149
Peru	508,963	—	—	508,963
Philippines	222,502	7,902,974	—	8,125,476
Poland	—	7,470,328	—	7,470,328
Portugal	—	5,021,439	—	5,021,439
Qatar	—	129,832	—	129,832
Russia	4,957,894	5,731,238	—	10,689,132
Saudi Arabia	—	2,132,829	—	2,132,829
Singapore	3,895	20,799,345	—	20,803,240
South Africa	8,163,932	31,993,772	—	40,157,704
South Korea	3,063,773	109,568,949	—	112,632,722
Spain	1,238,472	43,720,499	—	44,958,971
Sweden	153,958	55,656,456	—	55,810,414
Switzerland	16,426,270	139,740,779	—	156,167,049
Taiwan	16,418,730	136,480,527	—	152,899,257
Thailand	20,969,367	—	—	20,969,367
Turkey	45,510	6,378,743	—	6,424,253
United Arab Emirates	—	69,855	—	69,855
United Kingdom	67,287,796	204,827,970	—	272,115,766
United States	1,116,728	549,674	—	1,666,402
Preferred Stocks
Brazil	7,009,743	—	—	7,009,743
Chile	158,856	—	—	158,856
Colombia	222,564	—	—	222,564

28

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$12,072,313	—	$12,072,313
South Korea	—	3,814	—	3,814
Rights/Warrants
Canada	—	112,415	—	112,415
Israel	—	945	—	945
Norway	—	6,550	—	6,550
South Korea	—	1,576	—	1,576
Taiwan	—	1,963	—	1,963
Securities Lending Collateral	—	16,596,137	—	16,596,137

TOTAL	$488,929,295	$2,399,345,975	—	$2,888,275,270

See accompanying Notes to Financial Statements.

29

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
AUSTRALIA — (5.1%)
Caltex Australia, Ltd.	52,110	$838,965	0.2%
Tabcorp Holdings, Ltd.	419,954	875,551	0.2%
Other Securities		19,762,972	4.7%

TOTAL AUSTRALIA		21,477,488	5.1%

AUSTRIA — (0.6%)
Other Securities		2,506,880	0.6%

BELGIUM — (1.2%)
Ageas	30,077	1,084,099	0.3%
Other Securities		4,000,714	0.9%

TOTAL BELGIUM		5,084,813	1.2%

BRAZIL — (1.2%)
Other Securities		4,915,915	1.2%

CANADA — (7.1%)
Alamos Gold, Inc., Class A	102,377	824,488	0.2%
B2Gold Corp.	190,000	960,954	0.2%
Element Fleet Management Corp.	116,683	860,903	0.2%
First Quantum Minerals, Ltd.	149,128	910,656	0.2%
* Kinross Gold Corp.	199,915	1,319,889	0.3%
Kirkland Lake Gold, Ltd.	24,321	1,005,366	0.3%
Onex Corp.	17,729	817,194	0.2%
Pan American Silver Corp.	44,306	942,182	0.2%
Yamana Gold, Inc.	273,095	1,287,046	0.3%
Other Securities		21,240,186	5.0%

TOTAL CANADA		30,168,864	7.1%

CHILE — (0.1%)
Other Securities		368,665	0.1%

CHINA — (7.4%)
China National Building Material Co., Ltd., Class H	918,200	1,146,966	0.3%
Other Securities		30,495,809	7.2%

TOTAL CHINA		31,642,775	7.5%

COLOMBIA — (0.0%)
Other Securities		140,598	0.0%

DENMARK — (1.4%)
Other Securities		5,893,201	1.4%

FINLAND — (1.5%)
Kesko Oyj, Class B	50,352	820,440	0.2%
Stora Enso Oyj, Class R	130,484	1,535,086	0.4%
Other Securities		3,899,422	0.9%

TOTAL FINLAND		6,254,948	1.5%

30

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (4.1%)
Arkema SA	10,149	$844,731	0.2%
Atos SE	15,454	1,105,180	0.3%
Eiffage SA	12,656	1,034,271	0.3%
# Iliad SA	7,137	1,062,848	0.3%
Ingenico Group SA	7,869	990,060	0.2%
SCOR SE	39,667	1,117,605	0.3%
Valeo SA	53,015	1,215,256	0.3%
Other Securities		9,878,857	2.2%

TOTAL FRANCE		17,248,808	4.1%

GERMANY — (4.7%)
Commerzbank AG	218,384	805,167	0.2%
Covestro AG	37,361	1,254,998	0.3%
HeidelbergCement AG	22,177	1,051,436	0.3%
Lanxess AG	17,402	856,272	0.2%
#* OSRAM Licht AG	24,756	1,089,374	0.3%
Other Securities		15,112,889	3.5%

TOTAL GERMANY		20,170,136	4.8%

GREECE — (0.1%)
Other Securities		246,488	0.1%

HONG KONG — (1.7%)
Other Securities		7,406,411	1.7%

INDIA — (2.6%)
Other Securities		11,207,210	2.6%

INDONESIA — (0.4%)
Other Securities		1,801,573	0.4%

IRELAND — (0.7%)
* Flutter Entertainment P.L.C.	11,122	1,368,817	0.3%
Other Securities		1,593,616	0.4%

TOTAL IRELAND		2,962,433	0.7%

ISRAEL — (0.8%)
Other Securities		3,272,393	0.8%

ITALY — (2.7%)
Mediobanca Banca di Credito Finanziario SpA	137,838	801,322	0.2%
Unione di Banche Italiane SpA	290,287	832,158	0.2%
Other Securities		9,759,280	2.3%

TOTAL ITALY		11,392,760	2.7%

JAPAN — (19.1%)
Other Securities		81,240,941	19.1%

MALAYSIA — (0.8%)
Other Securities		3,218,589	0.8%

MEXICO — (0.5%)
Other Securities		2,199,955	0.5%

31

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
NETHERLANDS — (1.8%)
ASR Nederland NV	38,573	$1,033,725	0.3%
NN Group NV	37,860	1,095,197	0.3%
Randstad NV	23,034	927,016	0.2%
Other Securities		4,551,596	1.0%

TOTAL NETHERLANDS		7,607,534	1.8%

NEW ZEALAND — (0.4%)
Other Securities		1,793,800	0.4%

NORWAY — (0.6%)
Other Securities		2,372,002	0.6%

PHILIPPINES — (0.2%)
Other Securities		1,032,047	0.2%

POLAND — (0.3%)
Other Securities		1,075,235	0.2%

PORTUGAL — (0.1%)
Other Securities		607,717	0.1%

QATAR — (0.0%)
Other Securities		112,884	0.0%

RUSSIA — (0.3%)
Other Securities		1,131,822	0.3%

SAUDI ARABIA — (0.1%)
Other Securities		523,821	0.1%

SINGAPORE — (0.6%)
Other Securities		2,718,188	0.6%

SOUTH AFRICA — (1.2%)
* Sibanye Stillwater, Ltd.	443,911	904,323	0.2%
Other Securities		4,130,333	1.0%

TOTAL SOUTH AFRICA		5,034,656	1.2%

SOUTH KOREA — (4.1%)
Other Securities		17,516,691	4.1%

SPAIN — (1.3%)
Other Securities		5,342,313	1.3%

SWEDEN — (2.2%)
Other Securities		9,175,846	2.2%

SWITZERLAND — (4.5%)
Baloise Holding AG	14,424	2,158,082	0.5%
Swatch Group AG (The)	6,068	1,217,615	0.3%
Swiss Prime Site AG	15,313	1,457,897	0.4%
Other Securities		14,236,541	3.3%

TOTAL SWITZERLAND		19,070,135	4.5%

32

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (5.0%)
Other Securities		$21,379,622	5.0%

THAILAND — (0.8%)
Other Securities		3,449,488	0.8%

TURKEY — (0.2%)
Other Securities		932,985	0.2%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		246,509	0.1%

UNITED KINGDOM — (10.5%)
Barratt Developments P.L.C.	181,197	1,181,288	0.3%
Bellway P.L.C.	31,871	1,066,446	0.3%
Berkeley Group Holdings P.L.C.	21,602	1,133,955	0.3%
DS Smith P.L.C.	281,843	1,105,092	0.3%
GVC Holdings P.L.C.	97,443	924,914	0.2%
J Sainsbury P.L.C.	388,287	966,366	0.2%
Kingfisher P.L.C.	565,062	1,120,965	0.3%
Phoenix Group Holdings P.L.C.	137,472	1,043,182	0.3%
RSA Insurance Group P.L.C.	203,552	922,509	0.2%
Taylor Wimpey P.L.C.	647,526	1,195,877	0.3%
Travis Perkins P.L.C.	65,091	849,924	0.2%
Whitbread P.L.C.	29,175	1,094,434	0.3%
Wm Morrison Supermarkets P.L.C.	534,999	1,229,520	0.3%
Other Securities		31,024,652	7.1%

TOTAL UNITED KINGDOM		44,859,124	10.6%

UNITED STATES — (0.2%)
Other Securities		1,001,562	0.2%

TOTAL COMMON STOCKS		417,805,825	98.5%

PREFERRED STOCKS — (0.4%)

BRAZIL — (0.2%)
Other Securities		1,101,710	0.2%

COLOMBIA — (0.0%)
Other Security		13,390	0.0%

GERMANY — (0.2%)
Other Securities		764,824	0.2%

TOTAL PREFERRED STOCKS		1,879,924	0.4%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Security		32,087	0.0%

TAIWAN — (0.0%)
Other Securities		849	0.0%

33

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
NORWAY — (0.0%)
Other Security		$4,735	0.0%

TOTAL RIGHTS/WARRANTS		37,671	0.0%

TOTAL INVESTMENT SECURITIES (Cost $546,417,437)		419,723,420

		Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	479,872	5,552,602	1.3%

TOTAL INVESTMENTS—(100.0%) (Cost $551,968,166)		$425,276,022	100.2%

As of April 30, 2020, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	15	06/19/20	$2,085,671	$2,176,800	$91,129

Total Futures Contracts			$2,085,671	$2,176,800	$91,129

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$148,432	$21,329,056	—	$21,477,488
Austria	—	2,506,880	—	2,506,880
Belgium	—	5,084,813	—	5,084,813
Brazil	4,915,915	—	—	4,915,915
Canada	30,098,646	70,218	—	30,168,864
Chile	368,665	—	—	368,665
China	1,341,372	30,301,403	—	31,642,775
Colombia	140,598	—	—	140,598
Denmark	—	5,893,201	—	5,893,201
Finland	—	6,254,948	—	6,254,948
France	—	17,248,808	—	17,248,808
Germany	48,071	20,122,065	—	20,170,136
Greece	—	246,488	—	246,488
Hong Kong	—	7,406,411	—	7,406,411
India	63,672	11,143,538	—	11,207,210
Indonesia	—	1,801,573	—	1,801,573
Ireland	—	2,962,433	—	2,962,433
Israel	135,836	3,136,557	—	3,272,393
Italy	118,264	11,274,496	—	11,392,760
Japan	4,876	81,236,065	—	81,240,941
Malaysia	—	3,218,589	—	3,218,589
Mexico	2,199,955	—	—	2,199,955

34

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	$158,332	$7,449,202	—	$7,607,534
New Zealand	—	1,793,800	—	1,793,800
Norway	7,295	2,364,707	—	2,372,002
Philippines	—	1,032,047	—	1,032,047
Poland	—	1,075,235	—	1,075,235
Portugal	—	607,717	—	607,717
Qatar	—	112,884	—	112,884
Russia	959,219	172,603	—	1,131,822
Saudi Arabia	—	523,821	—	523,821
Singapore	—	2,718,188	—	2,718,188
South Africa	1,389,567	3,645,089	—	5,034,656
South Korea	—	17,516,691	—	17,516,691
Spain	—	5,342,313	—	5,342,313
Sweden	23,459	9,152,387	—	9,175,846
Switzerland	—	19,070,135	—	19,070,135
Taiwan	—	21,379,622	—	21,379,622
Thailand	3,449,488	—	—	3,449,488
Turkey	—	932,985	—	932,985
United Arab Emirates	—	246,509	—	246,509
United Kingdom	915,177	43,943,947	—	44,859,124
United States	820,889	180,673	—	1,001,562
Preferred Stocks
Brazil	1,101,710	—	—	1,101,710
Colombia	13,390	—	—	13,390
Germany	—	764,824	—	764,824
Rights/Warrants
Canada	—	32,087	—	32,087
Norway	—	4,735	—	4,735
Taiwan	—	849	—	849
Securities Lending Collateral	—	5,552,602	—	5,552,602
Futures Contracts**	91,129	—	—	91,129

TOTAL	$48,513,957	$376,853,194	—	$425,367,151

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio*	Tax-Managed U.S. Targeted Value Portfolio*	Tax-Managed U.S. Small Cap Portfolio*
ASSETS:
Investments in Affiliated Investment Company at Value	$4,178,295	—	—	—
Investment Securities at Value (including $0, $67,019, $213,417 and $159,074 of securities on loan, respectively)	—	$3,797,253	$3,554,488	$2,464,419
Temporary Cash Investments at Value & Cost	—	12,036	—	8,459
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $25,516, $116,171 and $83,806, respectively)	—	25,523	116,189	83,833
Cash	—	—	209	—
Receivables:
Investment Securities/Affiliated Investment Company Sold	—	—	13,934	76
Dividends and Interest	—	2,994	1,365	628
Securities Lending Income	—	32	93	97
Fund Shares Sold	3,587	2,497	7,207	3,064
Prepaid Expenses and Other Assets	58	26	74	43

Total Assets	4,181,940	3,840,361	3,693,559	2,560,619

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	25,538	116,180	83,822
Fund Shares Redeemed	3,626	3,240	11,771	8,409
Due to Advisor	408	584	1,033	721
Line of Credit	—	—	1,435	—
Accrued Expenses and Other Liabilities	239	327	458	306

Total Liabilities	4,273	29,689	130,877	93,258

NET ASSETS	$4,177,667	$3,810,672	$3,562,682	$2,467,361

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	164,610,586	122,972,544	142,811,256	73,810,583

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.38	$30.99	$24.95	$33.43

Investment Securities at Cost	N/A	$1,829,026	$3,039,563	$1,716,843

NET ASSETS CONSIST OF:
Paid-In Capital	$2,701,078	$1,877,089	$3,146,269	$1,821,090
Total Distributable Earnings (Loss)	1,476,589	1,933,583	416,413	646,271

NET ASSETS	$4,177,667	$3,810,672	$3,562,682	$2,467,361

(1) NUMBER OF SHARES AUTHORIZED	1,700,000,000	1,500,000,000	1,700,000,000	1,500,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

36

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio*	Tax-Managed DFA International Value Portfolio*	T.A. World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investment Securities at Value (including $272,766, $8,391, $36,828 and $8,488 of securities on loan, respectively)	$8,550,408	$2,325,995	$2,871,679	$419,723
Temporary Cash Investments at Value & Cost	27,392	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $121,477, $8,701, $16,591 and $5,551, respectively)	121,508	8,704	16,596	5,553
Segregated Cash for Futures Contracts	—	6,432	—	180
Foreign Currencies at Value	—	8,217	7,279	2,045
Cash	—	81,746	1,092	1,033
Receivables:
Investment Securities Sold	15	—	98	555
Dividends and Interest	5,829	17,277	13,566	2,068
Securities Lending Income	157	31	114	26
Fund Shares Sold	13,248	5,033	7,157	1,259
Unrealized Gain on Foreign Currency Contracts	—	15	11	2
Prepaid Expenses and Other Assets	86	58	28	38

Total Assets	8,718,643	2,453,508	2,917,620	432,482

LIABILITIES:
Payables:
Upon Return of Securities Loaned	121,603	8,710	16,590	5,551
Investment Securities Purchased	—	11,191	942	1,246
Fund Shares Redeemed	13,849	10,472	16,045	1,113
Due to Advisor	1,311	820	674	170
Futures Margin Variation	—	1,035	—	29
Unrealized Loss on Foreign Currency Contracts	—	39	—	—
Accrued Expenses and Other Liabilities	700	485	535	152

Total Liabilities	137,463	32,752	34,786	8,261

NET ASSETS	$8,581,180	$2,420,756	$2,882,834	$424,221

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	504,952,314	219,579,901	327,224,255	43,689,290

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.99	$11.02	$8.81	$9.71

Investment Securities at Cost	$5,290,580	$2,737,131	$3,006,173	$546,417

Foreign Currencies at Cost	$—	$8,125	$7,235	$2,038

NET ASSETS CONSIST OF:
Paid-In Capital	$5,379,783	$3,323,982	$3,137,126	$550,622
Total Distributable Earnings (Loss)	3,201,397	(903,226)	(254,292)	(126,401)

NET ASSETS	$8,581,180	$2,420,756	$2,882,834	$424,221

(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,700,000,000	1,500,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

37

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax-Managed U.S. Equity Portfolio#	Tax-Managed U.S. Targeted Value Portfolio#	Tax-Managed U.S. Small Cap Portfolio#
Investment Income
Net Investment Income Allocated from Investment Company:
Dividends (Net of Foreign Taxes Withheld of $8, $0, $0 and $0, respectively)	$59,325	—	—	—
Income from Securities Lending	378	—	—	—
Expenses Allocated from Affiliated Investment Companies	(5,176)	—	—	—

Total Net Investment Income Allocated from Investment Company	54,527	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $2, $39 and $15, respectively)	—	$38,048	$42,672	$22,085
Income from Securities Lending	—	199	718	819

Total Fund Investment Income	—	38,247	43,390	22,904

Fund Expenses
Investment Management Fees	8,546	3,863	8,970	6,307
Accounting & Transfer Agent Fees	503	451	557	363
Custodian Fees	—	23	35	23
Filing Fees	61	36	117	62
Shareholders’ Reports	39	29	43	35
Directors’/Trustees’ Fees & Expenses	13	10	12	8
Professional Fees	6	26	32	21
Other	(19)	17	34	27

Total Fund Expenses	9,149	4,455	9,800	6,846

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(4,961)	(69)	—	—

Net Expenses	4,188	4,386	9,800	6,846

Net Investment Income (Loss)	50,339	33,861	33,590	16,058

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(34,011)	(100,479)	(101,816)
Affiliated Investment Companies Shares Sold	—	(22)	14	14
Transactions Allocated from Affiliated Investment Company**	(74,827)	—	—	—
Futures	—	—	(4)	(1)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(157,688)	(1,101,499)	(508,927)
Affiliated Investment Companies Shares	—	(5)	(25)	(9)
Transactions Allocated from Affiliated Investment Company	(854,377)	—	—	—

Net Realized and Unrealized Gain (Loss)	(929,204)	(191,726)	(1,201,993)	(610,739)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(878,865)	$(157,865)	$(1,168,403)	$(594,681)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

38

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio#	Tax-Managed DFA International Value Portfolio#	T.A. World ex U.S. Core Equity Portfolio#	World ex U.S. Targeted Value Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $13, $5,071, $4,085 and $550, respectively)	$93,029	$47,735	$39,929	$5,862
Income from Securities Lending	1,061	116	637	133

Total Investment Income	94,090	47,851	40,566	5,995

Fund Expenses
Investment Management Fees	10,376	8,252	5,804	1,405
Accounting & Transfer Agent Fees	1,097	445	431	74
Custodian Fees	54	124	324	62
Filing Fees	112	73	105	48
Shareholders’ Reports	53	45	38	14
Directors’/Trustees’ Fees & Expenses	25	9	10	1
Professional Fees	65	31	49	18
Other	86	79	85	11

Total Fund Expenses	11,868	9,058	6,846	1,633

Fees Paid Indirectly (Note C)	—	(59)	(43)	(11)

Net Expenses	11,868	8,999	6,803	1,622

Net Investment Income (Loss)	82,222	38,852	33,763	4,373

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(70,884)	(391,187)	(69,253)	(1,480)
Affiliated Investment Companies Shares Sold	(37)	(1)	—	—
Futures	—	1,205	(3)	272
Foreign Currency Transactions	—	281	(789)	(108)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,002,641)	(599,828)	(666,367)	(113,538)
Affiliated Investment Companies Shares	(15)	4	4	2
Futures	—	(478)	—	91
Translation of Foreign Currency-Denominated Amounts	—	(89)	(59)	(20)

Net Realized and Unrealized Gain (Loss)	(1,073,577)	(990,093)	(736,467)	(114,781)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(991,355)	$(951,241)	$(702,704)	$(110,408)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

39

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio***		Tax-Managed U.S. Equity Portfolio		Tax-Managed U.S. Targeted Value Portfolio		Tax-Managed U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,339	$102,609	$33,861	$64,100	$33,590	$61,472	$16,058	$29,384
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	(34,011)	(6,550)	(100,479)	97,735	(101,816)	57,143
Affiliated Investment Companies Shares Sold	—	—	(22)	1	14	(20)	14	(3)
Transactions Allocated from Affiliated Investment Company*,**	(74,827)	68,731	—	—	—	—	—	—
Futures	—	—	—	—	(4)	(3,081)	(1)	(1,077)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	(157,688)	410,424	(1,101,499)	(81,209)	(508,927)	(25,950)
Affiliated Investment Companies Shares	—	—	(5)	8	(25)	28	(9)	27
Transactions Allocated from Affiliated Investment Company	(854,377)	250,477	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(878,865)	421,817	(157,865)	467,983	(1,168,403)	74,925	(594,681)	59,524

Distributions:
Institutional Class Shares	(119,088)	(253,191)	(34,304)	(74,496)	(119,678)	(214,152)	(67,092)	(108,850)
Capital Share Transactions (1):
Shares Issued	817,504	789,009	502,395	497,186	1,732,504	1,246,395	820,336	710,939
Shares Issued in Lieu of Cash Distributions	117,736	250,596	33,572	72,983	118,543	212,340	66,305	107,489
Shares Redeemed	(1,118,447)	(836,934)	(543,323)	(515,743)	(1,743,570)	(1,179,262)	(873,357)	(638,932)

Net Increase (Decrease) from Capital Share Transactions	(183,207)	202,671	(7,356)	54,426	107,477	279,473	13,284	179,496

Total Increase (Decrease) in Net Assets	(1,181,160)	371,297	(199,525)	447,913	(1,180,604)	140,246	(648,489)	130,170
Net Assets
Beginning of Period	5,358,827	4,987,530	4,010,197	3,562,284	4,743,286	4,603,040	3,115,850	2,985,680

End of Period	$4,177,667	$5,358,827	$3,810,672	$4,010,197	$3,562,682	$4,743,286	$2,467,361	$3,115,850

(1) Shares Issued and Redeemed:
Shares Issued	33,392	27,874	17,348	17,040	72,037	38,866	25,700	17,910
Shares Issued in Lieu of Cash Distributions	3,980	9,096	1,088	2,467	3,619	6,867	1,598	2,820
Shares Redeemed	(45,903)	(29,672)	(18,491)	(17,492)	(72,253)	(37,204)	(27,625)	(16,311)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,531)	7,298	(55)	2,015	3,403	8,529	(327)	4,419

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

40

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio		Tax-Managed DFA International Value Portfolio		T.A. World ex U.S. Core Equity Portfolio		World ex U.S. Targeted Value Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$82,222	$153,962	$38,852	$132,637	$33,763	$109,227	$4,373	$13,158
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(70,884)	181,740	(391,187)	(86,933)	(69,253)	(24,433)	(1,480)	5,834
Affiliated Investment Companies Shares Sold	(37)	(11)	(1)	1	—	—	—	—
Futures	—	—	1,205	1,498	(3)	(849)	272	(308)
Foreign Currency Transactions	—	—	281	311	(789)	(4)	(108)	(140)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,002,641)	581,525	(599,828)	72,527	(666,367)	211,192	(113,538)	5,845
Affiliated Investment Companies Shares	(15)	33	4	—	4	—	2	1
Transactions Allocated from Affiliated Investment Company	—	—	—	—	—	—	—	(1)
Futures	—	—	(478)	1,311	—	—	91	—
Translation of Foreign Currency-Denominated Amounts	—	—	(89)	186	(59)	109	(20)	30

Net Increase (Decrease) in Net Assets Resulting from Operations	(991,355)	917,249	(951,241)	121,538	(702,704)	295,242	(110,408)	24,419

Distributions:
Institutional Class Shares	(252,456)	(212,104)	(36,060)	(128,645)	(30,339)	(110,031)	(8,004)	(23,983)
Capital Share Transactions (1):
Shares Issued	1,884,839	1,894,129	1,138,348	1,052,260	1,131,993	1,430,312	304,408	329,309
Shares Issued in Lieu of Cash Distributions	247,587	208,388	35,798	127,673	29,547	107,141	7,988	23,923
Shares Redeemed	(2,429,228)	(1,798,901)	(1,587,231)	(1,020,331)	(1,502,996)	(1,114,034)	(302,809)	(280,777)

Net Increase (Decrease) from Capital Share Transactions	(296,802)	303,616	(413,085)	159,602	(341,456)	423,419	9,587	72,455

Total Increase (Decrease) in Net Assets	(1,540,613)	1,008,761	(1,400,386)	152,495	(1,074,499)	608,630	(108,825)	72,891
Net Assets
Beginning of Period	10,121,793	9,113,032	3,821,142	3,668,647	3,957,333	3,348,703	533,046	460,155

End of Period	$8,581,180	$10,121,793	$2,420,756	$3,821,142	$2,882,834	$3,957,333	$424,221	$533,046

(1) Shares Issued and Redeemed:
Shares Issued	115,895	107,528	102,341	74,455	131,760	141,343	32,133	27,492
Shares Issued in Lieu of Cash Distributions	13,017	11,999	2,657	8,932	3,033	10,438	636	2,024
Shares Redeemed	(149,941)	(103,370)	(146,986)	(72,942)	(179,426)	(111,136)	(31,884)	(23,474)

Net Increase (Decrease) from Shares Issued and Redeemed	(21,029)	16,157	(41,988)	10,445	(44,633)	40,645	885	6,042

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

41

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio												Tax-Managed U.S. Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016		Year Ended Oct 31, 2015		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$30.95		$30.07		$30.30		$25.79		$25.60		$25.33		$32.60		$29.44	$28.01	$22.93	$22.46	$21.89

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30		0.60		0.57		0.54		0.47		0.43		0.28		0.52	0.47	0.44	0.42	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.16)		1.79		0.68		5.14		0.19		0.25		(1.61)		3.25	1.40	5.09	0.48	0.56

Total from Investment Operations	(4.86)		2.39		1.25		5.68		0.66		0.68		(1.33)		3.77	1.87	5.53	0.90	0.96
Less Distributions:
Net Investment Income	(0.30)		(0.54)		(0.54)		(0.52)		(0.47)		(0.41)		(0.28)		(0.56)	(0.44)	(0.45)	(0.43)	(0.39)
Net Realized Gains	(0.41)		(0.97)		(0.94)		(0.65)		—		—		—		(0.05)	—	—	—	—

Total Distributions	(0.71)		(1.51)		(1.48)		(1.17)		(0.47)		(0.41)		(0.28)		(0.61)	(0.44)	(0.45)	(0.43)	(0.39)
Net Asset Value, End of Period	$25.38		$30.95		$30.07		$30.30		$25.79		$25.60		$30.99		$32.60	$29.44	$28.01	$22.93	$22.46

Total Return	(16.03	%)(B)	8.66%		4.09%		22.41%		2.66%		2.73%		(4.08	%)(B)	13.03%	6.68%	24.27%	4.05%	4.47%
Net Assets, End of Period (thousands)	$4,177,667		$5,358,827		$4,987,530		$4,850,362		$4,012,475		$3,860,871		$3,810,672		$4,010,197	$3,562,284	$3,310,640	$2,636,439	$2,494,153
Ratio of Expenses to Average Net Assets	0.38	%(C)(D)	0.38	%(D)	0.37	%(D)	0.37	%(D)	0.37	%(D)	0.37	%(D)	0.22	%(C)	0.22%	0.21%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.58	%(C)(D)	0.58	%(D)	0.57	%(D)	0.57	%(D)	0.57	%(D)	0.43	%(D)	0.22	%(C)	0.23%	0.21%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.03	%(C)	2.03%		1.83%		1.87%		1.90%		1.65%		1.70	%(C)	1.71%	1.58%	1.70%	1.87%	1.79%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		2	%(B)	2%	1%	8%	4%	1%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

42

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Targeted Value Portfolio							Tax-Managed U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$34.02		$35.17	$37.94	$31.47	$32.34	$33.34	$42.03		$42.82	$44.35	$36.10	$36.77	$36.99

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24		0.45	0.41	0.37	0.36	0.39	0.22		0.41	0.39	0.36	0.36	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	(8.45)		0.05	(1.33)	7.53	0.28	0.16	(7.91)		0.35	(0.30)	9.10	0.92	0.45

Total from Investment Operations	(8.21)		0.50	(0.92)	7.90	0.64	0.55	(7.69)		0.76	0.09	9.46	1.28	0.81
Less Distributions:
Net Investment Income	(0.22)		(0.43)	(0.40)	(0.36)	(0.37)	(0.37)	(0.20)		(0.38)	(0.38)	(0.36)	(0.37)	(0.34)
Net Realized Gains	(0.64)		(1.22)	(1.45)	(1.07)	(1.14)	(1.18)	(0.71)		(1.17)	(1.24)	(0.85)	(1.58)	(0.69)

Total Distributions	(0.86)		(1.65)	(1.85)	(1.43)	(1.51)	(1.55)	(0.91)		(1.55)	(1.62)	(1.21)	(1.95)	(1.03)
Net Asset Value, End of Period	$24.95		$34.02	$35.17	$37.94	$31.47	$32.34	$33.43		$42.03	$42.82	$44.35	$36.10	$36.77

Total Return	(24.72	%)(B)	1.93%	(2.66%)	25.40%	2.21%	1.89%	(18.71	%)(B)	2.18%	0.12%	26.46%	3.75%	2.31%
Net Assets, End of Period (thousands)	$3,562,682		$4,743,286	$4,603,040	$4,733,681	$3,773,302	$3,670,472	$2,467,361		$3,115,850	$2,985,680	$2,933,705	$2,296,694	$2,190,308
Ratio of Expenses to Average Net Assets	0.45	%(C)	0.45%	0.44%	0.44%	0.44%	0.44%	0.47	%(C)	0.50%	0.52%	0.52%	0.52%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.45	%(C)	0.45%	0.44%	0.44%	0.44%	0.44%	0.47	%(C)	0.50%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.55	%(C)	1.36%	1.07%	1.04%	1.17%	1.19%	1.11	%(C)	0.99%	0.86%	0.87%	1.04%	0.96%
Portfolio Turnover Rate	10	%(B)	24%	14%	14%	20%	14%	9	%(B)	11%	12%	11%	10%	8%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

43

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	T.A. U.S. Core Equity 2 Portfolio							Tax-Managed DFA International Value Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.24		$17.87	$17.56	$14.33	$14.09	$14.21	$14.61		$14.61	$16.39	$13.37	$13.87	$15.17

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.30	0.28	0.25	0.25	0.24	0.16		0.51	0.47	0.45	0.42	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.92)		1.48	0.44	3.24	0.24	0.05	(3.60)		(0.01)	(1.79)	3.00	(0.50)	(1.32)

Total from Investment Operations	(1.76)		1.78	0.72	3.49	0.49	0.29	(3.44)		0.50	(1.32)	3.45	(0.08)	(0.88)
Less Distributions:
Net Investment Income	(0.14)		(0.31)	(0.27)	(0.26)	(0.25)	(0.23)	(0.15)		(0.50)	(0.46)	(0.43)	(0.42)	(0.41)
Net Realized Gains	(0.35)		(0.10)	(0.14)	—	—	(0.18)	—		—	—	—	—	(0.01)

Total Distributions	(0.49)		(0.41)	(0.41)	(0.26)	(0.25)	(0.41)	(0.15)		(0.50)	(0.46)	(0.43)	(0.42)	(0.42)
Net Asset Value, End of Period	$16.99		$19.24	$17.87	$17.56	$14.33	$14.09	$11.02		$14.61	$14.61	$16.39	$13.37	$13.87

Total Return	(9.43	%)(B)	10.25%	4.05%	24.47%	3.55%	2.14%	(23.74	%)(B)	3.52%	(8.27%)	26.13%	(0.30%)	(5.93%)
Net Assets, End of Period (thousands)	$8,581,180		$10,121,793	$9,113,032	$8,230,938	$6,219,272	$5,549,153	$2,420,756		$3,821,142	$3,668,647	$3,918,069	$3,005,025	$2,994,931
Ratio of Expenses to Average Net Assets	0.24	%(C)	0.25%	0.23%	0.24%	0.24%	0.24%	0.53	%(C)	0.54%	0.53%	0.53%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.24	%(C)	0.25%	0.23%	0.24%	0.24%	0.24%	0.54	%(C)	0.55%	0.53%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.70	%(C)	1.64%	1.49%	1.56%	1.82%	1.65%	2.29	%(C)	3.58%	2.89%	3.01%	3.32%	2.99%
Portfolio Turnover Rate	2	%(B)	6%	1%	2%	7%	7%	7	%(B)	17%	21%	16%	18%	25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

44

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	T.A. World Ex U.S. Core Equity Portfolio							World Ex U.S. Targeted Value Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.64		$10.11	$11.53	$9.38	$9.30	$9.94	$12.45		$12.52	$15.06	$12.04	$11.44	$12.08

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.30	0.29	0.25	0.23	0.24	0.10		0.32	0.31	0.28	0.25	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.84)		0.53	(1.44)	2.15	0.08	(0.65)	(2.65)		0.26	(2.29)	3.01	0.55	(0.58)

Total from Investment Operations	(1.75)		0.83	(1.15)	2.40	0.31	(0.41)	(2.55)		0.58	(1.98)	3.29	0.80	(0.35)
Less Distributions:
Net Investment Income	(0.08)		(0.30)	(0.27)	(0.25)	(0.23)	(0.23)	(0.08)		(0.29)	(0.30)	(0.27)	(0.20)	(0.26)
Net Realized Gains	—		—	—	—	—	—	(0.11)		(0.36)	(0.26)	—	—	(0.03)

Total Distributions	(0.08)		(0.30)	(0.27)	(0.25)	(0.23)	(0.23)	(0.19)		(0.65)	(0.56)	(0.27)	(0.20)	(0.29)
Net Asset Value, End of Period	$8.81		$10.64	$10.11	$11.53	$9.38	$9.30	$9.71		$12.45	$12.52	$15.06	$12.04	$11.44

Total Return	(16.47	%)(B)	8.40%	(10.19%)	25.86%	3.48%	(4.15%)	(20.85	%)(B)	4.99%	(13.56%)	27.61%	7.18%	(2.88%)
Net Assets, End of Period (thousands)	$2,882,834		$3,957,333	$3,348,703	$3,368,999	$2,407,348	$2,124,313	$424,221		$533,046	$460,155	$466,504	$281,212	$227,731
Ratio of Expenses to Average Net Assets	0.37	%(C)	0.37%	0.36%	0.39%	0.45%	0.45%	0.65	%(C)	0.68%	0.66%	0.67%	0.76%	0.65	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.37	%(C)	0.38%	0.36%	0.39%	0.45%	0.45%	0.66	%(C)	0.69%	0.66%	0.67%	0.77%	1.06	%(E)
Ratio of Net Investment Income to Average Net Assets	1.83	%(C)	2.95%	2.47%	2.42%	2.57%	2.42%	1.76	%(C)	2.58%	2.08%	2.04%	2.18%	1.95%
Portfolio Turnover Rate	3	%(B)	8%	6%	4%	7%	5%	14	%(B)	27%	24%	17%	28%	1%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

45

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, eight of which (the “Portfolios”), are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Tax-Managed U.S. Marketwide Value Portfolio (the “Feeder Fund”) invests substantially all of its assets in The Tax-Managed U.S. Marketwide Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2020, the Feeder Fund was the owner of record of 74% of the total outstanding shares of its Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio each invests directly in securities.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the “Domestic Equity Portfolios”) and Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where

46

the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Tax-Managed U.S. Marketwide Value Portfolio’s investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

47

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

48

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Marketwide Value Portfolio	0.34	%*
Tax-Managed U.S. Equity Portfolio	0.19	%*
Tax-Managed U.S. Targeted Value Portfolio	0.41	%*
Tax-Managed U.S. Small Cap Portfolio	0.44	%*
T.A. U.S. Core Equity 2 Portfolio	0.21	%*
Tax-Managed DFA International Value Portfolio	0.49	%*
T.A. World ex U.S. Core Equity Portfolio	0.31	%*
World ex U.S. Targeted Value Portfolio	0.57	%*

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
Tax-Managed U.S. Marketwide Value Portfolio	0.35%	0.33%
Tax-Managed U.S. Equity Portfolio	0.20%	0.18%
Tax-Managed U.S. Targeted Value Portfolio	0.42%	0.40%
Tax-Managed U.S. Small Cap Portfolio	0.45%	0.40%
T.A. U.S. Core Equity 2 Portfolio	0.22%	0.20%
Tax-Managed DFA International Value Portfolio	0.50%	0.45%
T.A. World ex U.S. Core Equity Portfolio	0.32%	0.30%
World ex U.S. Targeted Value Portfolio	0.58%	0.53%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio, as described in the notes below. The Fee Waiver Agreements for the Portfolios below will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund. During the six months ended April 30, 2020, the non-Feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Portfolio in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Targeted Value Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor.

49

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Tax-Managed U.S. Marketwide Value Portfolio (1)	—	0.33%	—	$4,961	—
Tax-Managed U.S. Equity Portfolio (2)	0.22%	—	$71	69	$510
T.A. U.S. Core Equity 2 Portfolio (3)	0.30%	—	—	—	—
T.A. World ex U.S. Core Equity Portfolio (4)	0.39%	—	—	—	—
World ex U.S. Targeted Value Portfolio (5)	0.80%	0.53%	—	—	—

(1)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Total Management Fee Limit pursuant to the Permanent Fee Waiver was 0.35%.

(2)

The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to January 1, 2017, the Expense Limitation Amount was 0.60% of the average net assets of such class of the Portfolio on an annualized basis.

(5)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.53% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Tax-Managed DFA International Value Portfolio	$59
T.A. World ex U.S. Core Equity Portfolio	43
World ex U.S. Targeted Value Portfolio	11

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$105
Tax-Managed U.S. Equity Portfolio	99
Tax-Managed U.S. Targeted Value Portfolio	111
Tax-Managed U.S. Small Cap Portfolio	63
T.A. U.S. Core Equity 2 Portfolio	107
Tax-Managed DFA International Value Portfolio	96
T.A. World ex U.S. Core Equity Portfolio	47
World ex U.S. Targeted Value Portfolio	2

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
Tax-Managed U.S. Equity Portfolio	$91,985	$93,916
Tax-Managed U.S. Targeted Value Portfolio	481,400	409,479
Tax-Managed U.S. Small Cap Portfolio	267,578	278,974
T.A. U.S. Core Equity 2 Portfolio	209,380	628,347
Tax-Managed DFA International Value Portfolio	239,450	687,697
T.A. World ex U.S. Core Equity Portfolio	126,376	445,849
World ex U.S. Targeted Value Portfolio	78,446	68,786

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
Tax-Managed U.S. Equity Portfolio
The DFA Short Term Investment Fund	$81,970	$384,205	$440,625	$(22)	$(5)	$25,523	2,206	$1,922	—

Total	$81,970	$384,205	$440,625	$(22)	$(5)	$25,523	2,206	$1,922	—

Tax-Managed U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$388,737	$588,271	$860,808	$14	$(25)	$116,189	10,041	$6,700	—

Total	$388,737	$588,271	$860,808	$14	$(25)	$116,189	10,041	$6,700	—

Tax-Managed U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$311,962	$473,476	$701,610	$14	$(9)	$83,833	7,245	$6,206	—

Total	$311,962	$473,476	$701,610	$14	$(9)	$83,833	7,245	$6,206	—

T.A. U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$374,061	$880,587	$1,133,088	$(37)	$(15)	$121,508	10,501	$9,147	—

Total	$374,061	$880,587	$1,133,088	$(37)	$(15)	$121,508	10,501	$9,147	—

Tax-Managed DFA International Value Portfolio
The DFA Short Term Investment Fund	$3	$38,995	$30,297	$(1)	$4	$8,704	752	$151	—

Total	$3	$38,995	$30,297	$(1)	$4	$8,704	752	$151	—

T.A. World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$9,385	$47,309	$40,102	—	$4	$16,596	1,434	$229	—

Total	$9,385	$47,309	$40,102	—	$4	$16,596	1,434	$229	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$2,797	$14,135	$11,381	—	$2	$5,553	480	$63	—

Total	$2,797	$14,135	$11,381	—	$2	$5,553	480	$63	—

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F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2019, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Tax-Managed U.S. Marketwide Value Portfolio
2018	$87,938	$151,391	—	$239,329
2019	92,747	160,445	—	253,192
Tax-Managed U.S. Equity Portfolio
2018	53,147	—	—	53,147
2019	68,491	6,005	—	74,496
Tax-Managed U.S. Targeted Value Portfolio
2018	50,864	182,086	—	232,950
2019	57,437	156,715	—	214,152
Tax-Managed U.S. Small Cap Portfolio
2018	26,140	82,064	—	108,204
2019	27,635	81,215	—	108,850
T.A. U.S. Core Equity 2 Portfolio
2018	130,213	67,325	—	197,538
2019	159,143	52,961	—	212,104
Tax-Managed DFA International Value Portfolio
2018	113,538	—	—	113,538
2019	128,645	—	—	128,645
T.A. World ex U.S. Core Equity Portfolio
2018	86,018	—	—	86,018
2019	110,031	—	—	110,031
World ex U.S. Targeted Value Portfolio
2018	10,452	8,307	—	18,759
2019	12,161	11,822	—	23,983

53

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Marketwide Value Portfolio	$(5,024)	—	$(5,024)
Tax-Managed U.S. Equity Portfolio	(626)	—	(626)
Tax-Managed U.S. Targeted Value Portfolio	(4,058)	$(3,844)	(7,902)
Tax-Managed U.S. Small Cap Portfolio	(1,546)	(2,194)	(3,740)
T.A. U.S. Core Equity 2 Portfolio	(12,799)	(525)	(13,324)
Tax-Managed DFA International Value Portfolio	(3,726)	—	(3,726)
T.A. World ex U.S. Core Equity Portfolio	(4,484)	—	(4,484)
World ex U.S. Targeted Value Portfolio	(1,359)	(486)	(1,845)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$7,562	$69,784	—	$2,397,424	$2,474,770
Tax-Managed U.S. Equity Portfolio	5,295	—	$(6,482)	2,127,068	2,125,881
Tax-Managed U.S. Targeted Value Portfolio	—	89,806	—	1,614,824	1,704,630
Tax-Managed U.S. Small Cap Portfolio	—	52,631	—	1,255,495	1,308,126
T.A. U.S. Core Equity 2 Portfolio	—	181,398	—	4,263,988	4,445,386
Tax-Managed DFA International Value Portfolio	14,408	—	(102,303)	172,084	84,189
T.A. World ex U.S. Core Equity Portfolio	9,193	—	(57,311)	526,922	478,804
World ex U.S. Targeted Value Portfolio	809	4,663	—	(13,459)	(7,987)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Tax-Managed U.S. Marketwide Value Portfolio	—	—
Tax-Managed U.S. Equity Portfolio	$6,482	$6,482
Tax-Managed U.S. Targeted Value Portfolio	—	—
Tax-Managed U.S. Small Cap Portfolio	—	—
T.A. U.S. Core Equity 2 Portfolio	—	—
Tax-Managed DFA International Value Portfolio	102,303	102,303
T.A. World ex U.S. Core Equity Portfolio	57,311	57,311
World ex U.S. Targeted Value Portfolio	—	—

54

During the year ended October 31, 2019, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$2,636,663	$1,539,932	—	$1,539,932
Tax-Managed U.S. Equity Portfolio	2,038,082	2,077,709	$(55,867)	2,021,842
Tax-Managed U.S. Targeted Value Portfolio	3,393,088	1,870,761	(81,195)	1,789,566
Tax-Managed U.S. Small Cap Portfolio	2,142,309	1,406,807	(67,403)	1,339,404
T.A. U.S. Core Equity 2 Portfolio	6,299,574	4,437,229	(210,226)	4,227,003
Tax-Managed DFA International Value Portfolio	3,630,775	501,312	(250,722)	250,590
T.A. World ex U.S. Core Equity Portfolio	3,371,262	902,601	(333,512)	569,089
World ex U.S. Targeted Value Portfolio	545,743	56,430	(51,670)	4,760

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio may each acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily

55

on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Portfolio as an unrealized gain or loss, which is presented in the Portfolio’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contract is closed. When the contract is closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

Futures*
Tax-Managed DFA International Value Portfolio	$28,346
World ex U.S. Targeted Value Portfolio	298

*	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Equity Contracts*,(1)
World ex U.S. Targeted Value Portfolio	$91	$91

	Liability Derivatives Value
	Total Value at April 30, 2020	Equity Contracts*,(2)
Tax-Managed DFA International Value Portfolio	$(224)	$(224)

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

56

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Tax-Managed U.S. Targeted Value Portfolio	$(4)	$(4	)*
Tax-Managed U.S. Small Cap Portfolio	(1)	(1	)*
Tax-Managed DFA International Value Portfolio	1,205	1,205
T.A. World ex U.S. Core Equity Portfolio	(3)	(3	)*
World ex U.S. Targeted Value Portfolio	272	272

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Tax-Managed DFA International Value Portfolio	$(478)	$(478)
World ex U.S. Targeted Value Portfolio	91	91

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Portfolios had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

57

For the six months ended April 30, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
Tax-Managed U.S. Equity Portfolio	1.66%	$1,605	7	—	$3,554	—
Tax-Managed U.S. Targeted Value Portfolio	1.36%	11,147	14	$7	24,832	$1,436
Tax-Managed U.S. Small Cap Portfolio	1.25%	12,330	18	9	39,871	—
T.A. U.S. Core Equity 2 Portfolio	1.61%	35,087	25	44	107,069	—
Tax-Managed DFA International Value Portfolio	1.19%	31,219	32	35	95,713	—
T.A. World ex U.S. Core Equity Portfolio	1.21%	23,339	54	37	108,620	—
World ex U.S. Targeted Value Portfolio	1.91%	2,778	32	5	18,963	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2020, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2020
T.A. World ex U.S. Core Equity Portfolio	Borrower	0.48%	$72,414	3	$5	$108,620	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020 that the Portfolio utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are

58

or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Tax-Managed U.S. Equity Portfolio	$7,525	$9,605	$(5,691)
Tax-Managed U.S. Targeted Value Portfolio	109,469	39,523	(38,206)
Tax-Managed U.S. Small Cap Portfolio	42,907	35,689	(29,430)
T.A. U.S. Core Equity 2 Portfolio	12,621	36,784	(14,600)
Tax-Managed DFA International Value Portfolio	13,305	22,708	(6,266)
T.A. World ex U.S. Core Equity Portfolio	6,134	7,382	(1,751)
World ex U.S. Targeted Value Portfolio	1,671	5,759	(1,551)

J. Securities Lending:

As of April 30, 2020, certain of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Tax-Managed U.S. Equity Portfolio	$43,995
Tax-Managed U.S. Targeted Value Portfolio	106,650
Tax-Managed U.S. Small Cap Portfolio	82,217
T.A. U.S. Core Equity 2 Portfolio	162,225
Tax-Managed DFA International Value Portfolio	3,277
T.A. World ex U.S. Core Equity Portfolio	25,917
World ex U.S. Targeted Value Portfolio	3,838

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

59

Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions

Tax-Managed U.S. Equity Portfolio
Common Stocks	$25,538	—	—	—	$25,538
Tax-Managed U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	116,180	—	—	—	116,180
Tax-Managed U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	83,822	—	—	—	83,822
T.A. U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	121,603	—	—	—	121,603
Tax-Managed DFA International Value Portfolio
Common Stocks, Preferred Stocks	8,710	—	—	—	8,710
T.A. World ex U.S. Core Equity Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	16,590	—	—	—	16,590
World ex U.S. Targeted Value Portfolio
Common Stocks	5,551	—	—	—	5,551

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	90%
Tax-Managed U.S. Equity Portfolio	3	88%
Tax-Managed U.S. Targeted Value Portfolio	3	94%
Tax-Managed U.S. Small Cap Portfolio	3	92%
T.A. U.S. Core Equity 2 Portfolio	3	88%
Tax-Managed DFA International Value Portfolio	3	93%
T.A. World ex U.S. Core Equity Portfolio	3	86%
World ex U.S. Targeted Value Portfolio	3	98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee

61

of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.

Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Tribune Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for

62

the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

63

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
Tax-Managed U.S. Equity Portfolio
December 17, 2019	94%	0%	6%
Tax-Managed DFA International Value Portfolio
December 17, 2019	93%	0%	7%
T.A. World ex U.S. Core Equity Portfolio
December 17, 2019	89%	0%	11%
World ex U.S. Targeted Value Portfolio
December 17, 2019	85%	0%	15%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

64

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Tax-Managed U.S. Marketwide Value Series
Actual Fund Return	$1,000.00	$840.60	0.21%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

65

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The Tax-Managed U.S. Marketwide Value Series
Communication Services	14.9%
Consumer Discretionary	5.5%
Consumer Staples	7.4%
Energy.	7.2%
Financials	19.4%
Health Care.	18.5%
Industrials.	12.5%
Information Technology	11.2%
Materials.	3.1%
Real Estate.	0.2%
Utilities.	0.1%

100.0%

66

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (14.5%)
Activision Blizzard, Inc.	496,359	$31,632,959	0.6%
AT&T, Inc.	7,109,251	216,618,878	3.8%
* Charter Communications, Inc., Class A	339,394	168,078,091	3.0%
Comcast Corp., Class A	6,410,970	241,244,801	4.3%
* T-Mobile US, Inc.	268,988	23,617,146	0.4%
Walt Disney Co. (The)	498,015	53,860,322	1.0%
Other Securities		103,798,756	1.7%

TOTAL COMMUNICATION SERVICES		838,850,953	14.8%

CONSUMER DISCRETIONARY — (5.4%)
General Motors Co.	1,095,598	24,420,879	0.4%
Target Corp.	259,962	28,528,230	0.5%
Other Securities		257,234,120	4.6%

TOTAL CONSUMER DISCRETIONARY		310,183,229	5.5%

CONSUMER STAPLES — (7.2%)
Archer-Daniels-Midland Co.	750,362	27,868,445	0.5%
Mondelez International, Inc., Class A	2,081,099	107,051,733	1.9%
Tyson Foods, Inc., Class A	405,030	25,188,816	0.5%
Walgreens Boots Alliance, Inc.	659,669	28,557,071	0.5%
Walmart, Inc.	1,173,687	142,661,655	2.5%
Other Securities		85,180,517	1.5%

TOTAL CONSUMER STAPLES		416,508,237	7.4%

ENERGY — (7.1%)
Chevron Corp.	1,350,819	124,275,348	2.2%
ConocoPhillips	1,439,649	60,609,223	1.1%
Exxon Mobil Corp.	620,038	28,813,166	0.5%
Marathon Petroleum Corp.	1,004,662	32,229,557	0.6%
Phillips 66	775,455	56,740,042	1.0%
Valero Energy Corp.	605,899	38,383,702	0.7%
Other Securities		65,559,918	1.1%

TOTAL ENERGY		406,610,956	7.2%

FINANCIALS — (19.0%)
Bank of America Corp.	5,929,137	142,595,745	2.5%
* Berkshire Hathaway, Inc., Class B	171,479	32,128,305	0.6%
Capital One Financial Corp.	333,920	21,624,659	0.4%
Citigroup, Inc.	1,441,183	69,983,846	1.2%
Goldman Sachs Group, Inc. (The)	198,993	36,499,296	0.7%
JPMorgan Chase & Co.	2,307,658	220,981,330	3.9%
Morgan Stanley	1,036,923	40,885,874	0.7%
PNC Financial Services Group, Inc. (The)	217,040	23,151,657	0.4%
Truist Financial Corp.	526,391	19,644,912	0.4%
Wells Fargo & Co.	2,422,026	70,359,855	1.3%
Other Securities		417,585,811	7.3%

TOTAL FINANCIALS		1,095,441,290	19.4%

67

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (18.1%)
Abbott Laboratories	915,297	$84,289,701	1.5%
Anthem, Inc.	504,640	141,667,587	2.5%
* Cigna Corp.	285,386	55,872,871	1.0%
CVS Health Corp.	1,510,745	92,986,355	1.7%
Danaher Corp.	375,873	61,440,201	1.1%
Humana, Inc.	198,071	75,627,469	1.3%
Medtronic P.L.C.	814,175	79,487,905	1.4%
Pfizer, Inc.	3,696,959	141,815,347	2.5%
Thermo Fisher Scientific, Inc.	435,609	145,789,620	2.6%
UnitedHealth Group, Inc.	89,716	26,239,239	0.5%
Other Securities		137,865,527	2.3%

TOTAL HEALTH CARE		1,043,081,822	18.4%

INDUSTRIALS — (12.2%)
CSX Corp.	1,008,000	66,759,840	1.2%
Eaton Corp. P.L.C.	265,270	22,150,045	0.4%
L3Harris Technologies, Inc.	127,356	24,668,857	0.4%
Norfolk Southern Corp.	545,229	93,288,682	1.7%
Republic Services, Inc.	429,755	33,667,007	0.6%
Union Pacific Corp.	420,400	67,175,716	1.2%
Other Securities		395,458,053	6.9%

TOTAL INDUSTRIALS		703,168,200	12.4%

INFORMATION TECHNOLOGY — (11.0%)
Fidelity National Information Services, Inc.	201,896	26,628,063	0.5%
Intel Corp.	4,943,498	296,511,010	5.3%
* Micron Technology, Inc.	878,203	42,057,142	0.8%
Other Securities		267,098,151	4.6%

TOTAL INFORMATION TECHNOLOGY		632,294,366	11.2%

MATERIALS — (3.0%)
Newmont Corp.	502,635	29,896,730	0.5%
Other Securities		142,776,213	2.6%

TOTAL MATERIALS		172,672,943	3.1%

REAL ESTATE — (0.2%)
Other Securities		10,573,765	0.2%

UTILITIES — (0.1%)
Other Securities		8,329,585	0.1%

TOTAL COMMON STOCKS (Cost $3,484,456,097)		5,637,715,346	99.7%

TEMPORARY CASH INVESTMENTS — (1.2%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	69,908,508	69,908,508	1.2%

68

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	4,829,090	$55,877,406	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $3,610,231,060)		$5,763,501,260	101.9%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$838,850,953	—	—	$838,850,953
Consumer Discretionary	310,180,848	$2,381	—	310,183,229
Consumer Staples	416,508,237	—	—	416,508,237
Energy	406,610,956	—	—	406,610,956
Financials	1,095,412,379	28,911	—	1,095,441,290
Health Care	1,043,081,822	—	—	1,043,081,822
Industrials	703,168,200	—	—	703,168,200
Information Technology	632,294,366	—	—	632,294,366
Materials	172,672,943	—	—	172,672,943
Real Estate	10,573,765	—	—	10,573,765
Utilities	8,329,585	—	—	8,329,585
Temporary Cash Investments	69,908,508	—	—	69,908,508
Securities Lending Collateral	—	55,877,406	—	55,877,406

TOTAL	$5,707,592,562	$55,908,698	—	$5,763,501,260

See accompanying Notes to Financial Statements.

69

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

The Tax-Managed U.S. Marketwide Value Series*
ASSETS:
Investment Securities at Value (including $125,406 of securities on loan, respectively)	$5,637,715
Temporary Cash Investments at Value & Cost	69,909
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $55,866)	55,877
Receivables:
Investment Securities Sold	3
Dividends and Interest	6,351
Securities Lending Income	75

Total Assets	5,769,930

LIABILITIES:
Payables:
Upon Return of Securities Loaned	55,886
Investment Securities Purchased	58,713
Due to Advisor	854
Accrued Expenses and Other Liabilities	430

Total Liabilities	115,883

NET ASSETS	$5,654,047

Investment Securities at Cost	$3,484,456

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

The Tax-Managed U.S. Marketwide Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $11)	$80,723
Income from Securities Lending	513

Total Investment Income	81,236

Expenses
Investment Management Fees	6,750
Accounting & Transfer Agent Fees	145
Custodian Fees	37
Shareholders’ Reports	8
Directors’/Trustees’ Fees & Expenses	18
Professional Fees	42
Other	42

Total Expenses	7,042

Net Expenses	7,042

Net Investment Income (Loss)	74,194

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(100,535)
Affiliated Investment Companies Shares Sold	(20)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,165,156)
Affiliated Investment Companies Shares	(5)

Net Realized and Unrealized Gain (Loss)	(1,265,716)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,191,522)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$74,194	$151,159
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(100,535)	102,290
Affiliated Investment Companies Shares Sold	(20)	—
Futures	—	(2,039)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,165,156)	326,938
Affiliated Investment Companies Shares	(5)	9

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,191,522)	578,357

Transactions in Interest:
Contributions	195,324	305,972
Withdrawals	(627,510)	(436,360)

Net Increase (Decrease) from Transactions in Interest	(432,186)	(130,388)

Total Increase (Decrease) in Net Assets	(1,623,708)	447,969
Net Assets
Beginning of Period	7,277,755	6,829,786

End of Period	$5,654,047	$7,277,755

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Total Return	(15.94	%)(B)	8.83%	4.26%	22.61%	2.79%	2.93%
Net Assets, End of Period (thousands)	$5,654,047		$7,277,755	$6,829,786	$6,667,096	$5,538,404	$5,348,412
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.21	%(C)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.20	%(C)	2.20%	1.99%	2.02%	2.05%	1.82%
Portfolio Turnover Rate	5	%(B)	10%	5%	7%	9%	6%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the “Series”), is presented in this section of the report. The remaining ten operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day.

Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

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A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $147 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2020, the Series’ investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2020, the total related amount paid by the Trust to the CCO was $45 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

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D. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Series made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$342,012	$695,699

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
The Tax-Managed U.S. Marketwide Value Series
The DFA Short Term Investment Fund	$101,760	$399,340	$445,198	$(20)	$(5)	$55,877	4,829	$2,361	—

Total	$101,760	$399,340	$445,198	$(20)	$(5)	$55,877	4,829	$2,361	—

E. Federal Income Taxes:

The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$4,155,454	$3,282,037	$(155,912)	$3,126,125

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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F. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

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For the six months ended April 30, 2020, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
The Tax-Managed U.S. Marketwide Value Series	1.66%	$14,410	31	$14	$48,174	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2020.

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The Tax-Managed U.S. Marketwide Value Series	$36,720	$11,234	$(1,210)

I. Securities Lending:

As of April 30, 2020, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The Tax-Managed U.S. Marketwide Value Series	$74,899

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The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The Tax-Managed U.S. Marketwide Value Series
Common Stocks	$55,886	—	—	—	$55,886

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those

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annual periods. The Series’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

L. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.

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On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.

Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Tribune Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Series may be adversely affected in the near term and, potentially, beyond.

81

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

82

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

83

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. With respect to the Tax-Managed U.S. Small Cap Portfolio, the Board also considered the proposed reduction of the management fee for the Fund. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

84

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

85

DFA043020-002S 00245692

THE DFA SHORT TERM INVESTMENT FUND

SEMI-ANNUAL REPORT

SIX MONTHS ENDED APRIL 30, 2020

(UNAUDITED)

SCHEDULE OF PORTFOLIO HOLDINGS	1

SCHEDULE OF INVESTMENTS	2

STATEMENT OF ASSETS AND LIABILITIES	4

STATEMENT OF OPERATIONS	5

STATEMENTS OF CHANGES IN NET ASSETS	6

FINANCIAL HIGHLIGHTS	7

NOTES TO FINANCIAL STATEMENTS	8

SUPPLEMENTAL INFORMATION	13

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT	15

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Portfolio Holdings

April 30, 2020 (Unaudited)

The following table indicates the allocation of investments among the asset classes in the Fund as of April 30, 2020:

Percent of
Security Allocation	Investments
Commercial Paper	28.4%
Repurchase Agreements	27.7
U.S. Treasury Obligations	20.9
Yankee Certificates of Deposit	10.7
U.S. Government Agency Securities	9.6
Corporate Bonds	2.5
Yankee Bond	0.2

Total Investments	100.0%

See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Fair Value $
CORPORATE BONDS - 2.5%
(y)IBRD Discount Notes	0.30%	05/04/20	150,000,000	149,998,875
(r)Toyota Motor Credit Corp.	1.75% (US0003M + 7 bps)	05/22/20	85,000,000	84,991,730

TOTAL CORPORATE BONDS (Cost $234,996,250)			235,000,000	234,990,605

YANKEE BOND - 0.2%
(r)Shell International Finance BV	2.18% (US0003M + 45 bps)	05/11/20	20,900,000	20,900,544

TOTAL YANKEE BOND (Cost $20,902,550)			20,900,000	20,900,544

COMMERCIAL PAPER - 28.4%
(r)++Bank of Nova Scotia	0.97% (US0001M + 25 bps)	06/18/20	100,000,000	100,056,382
(y)Banque Et Caisse Epargne	1.65%	06/05/20	50,000,000	49,987,500
(y)++BNG Bank NV	0.13%	05/28/20	100,000,000	99,987,243
(y)++BNG Bank NV	0.13%	06/02/20	50,000,000	49,990,834
(y)++BNG Bank NV	0.13%	06/04/20	50,000,000	49,989,646
(y)++Caisse des Depots et Consignations	1.67%	05/05/20	48,000,000	47,999,413
(y)++Caisse des Depots et Consignations	0.18%	05/07/20	25,000,000	24,999,514
(y)++Caisse des Depots et Consignations	0.26%	05/12/20	90,400,000	90,396,052
(y)Cooperatieve Rabobank UA	0.09%	05/04/20	30,000,000	29,999,677
(y)Cooperatieve Rabobank UA	0.09%	05/06/20	50,000,000	49,999,117
(y)Cooperatieve Rabobank UA	0.06%	05/29/20	30,000,000	29,995,022
(y)++DBS Bank, Ltd.	1.62%	05/14/20	85,450,000	85,443,985
(y)++DBS Bank, Ltd.	1.60%	05/22/20	80,000,000	79,988,462
(y)European Investment Bank	0.14%	06/16/20	141,000,000	140,978,646
(y)Export Development Canada	1.64%	05/06/20	28,000,000	27,999,697
(y)Government of Canada	0.07%	05/29/20	50,000,000	49,991,059
(y)Government of Canada	0.06%	06/01/20	75,000,000	74,984,200
(y)Government of Canada	0.07%	06/02/20	50,000,000	49,989,000
(y)Government of Canada	0.07%	06/03/20	50,000,000	49,988,525
(y)++Hydro-Quebec	1.60%	05/11/20	50,000,000	49,993,278
(y)++Landesbank Hessen-Thuringen	0.15%	05/20/20	50,000,000	49,996,528
(y)++Landesbank Hessen-Thuringen	0.16%	05/21/20	50,000,000	49,996,238
(y)++Landesbank Hessen-Thuringen	0.10%	05/22/20	40,000,000	39,996,773
(y)++Landesbank Hessen-Thuringen	0.10%	05/29/20	35,000,000	34,995,574
(y)++Landesbank Hessen-Thuringen	0.40%	07/24/20	100,000,000	99,910,986
(y)++L’Oreal USA, Inc.	0.18%	06/04/20	30,000,000	29,981,129
(y)++Nestle Finance International, Ltd.	0.10%	05/04/20	15,665,000	15,664,842
(y)++NRW.Bank	0.13%	05/05/20	50,000,000	49,999,493
(y)++NRW.Bank	0.12%	05/07/20	50,000,000	49,999,320
(y)++NRW.Bank	0.12%	05/13/20	90,000,000	89,997,953
(r)++Oversea-Chinese Banking Corp., Ltd.	1.00% (US0003M + 10 bps)	09/10/20	50,000,000	49,973,585
(y)Province of British Columbia	0.20%	05/19/20	35,200,000	35,197,362
(r)++Royal Bank of Canada NY	1.81% (US0003M + 12 bps)	11/18/20	50,000,000	49,991,930
(y)++Sumitomo Mitsui Bank NY	0.07%	05/20/20	50,000,000	49,995,250
(y)++Sumitomo Mitsui Bank NY	0.07%	05/21/20	50,000,000	49,994,896
(y)++Sumitomo Mitsui Bank NY	0.17%	05/28/20	85,000,000	84,986,646
(y)++Svenska Handelsbank, Inc.	1.62%	05/19/20	100,000,000	99,991,185
(y)++Svenska Handelsbank, Inc.	1.62%	05/20/20	50,000,000	49,995,250
(y)++Toronto Dominion Bank NY	1.61%	05/18/20	80,000,000	79,993,480
(r)++Toronto Dominion Bank NY	0.82% (US0001M + 10 bps)	11/18/20	200,000,000	199,792,043
(r)++Toronto Dominion Bank NY	1.80% (US0003M + 5 bps)	02/03/21	100,000,000	99,848,943
(y)++United Overseas Bank	0.95%	06/03/20	100,000,000	99,980,828

TOTAL COMMERCIAL PAPER (Cost $2,692,994,994)			2,693,715,000	2,693,037,486

YANKEE CERTIFICATES OF DEPOSIT - 10.7%
(r)Bank of Montreal Chicago	1.79% (US0003M + 6 bps)	05/08/20	250,000,000	250,002,208
(r)Bank of Montreal Chicago	1.65% (US0003M + 34 bps)	07/13/20	28,000,000	27,979,743
(r)Bank of Montreal Chicago	0.85% (US0003M + 8 bps)	09/11/20	50,000,000	49,996,435
(r)Bank of Nova Scotia	1.85% (US0003M + 10 bps)	08/04/20	175,000,000	175,000,000
(r)Bank of Nova Scotia	1.84% (US0003M + 13 bps)	11/13/20	50,000,000	49,994,702
(r)Canadian Imperial Bank of Commerce	1.09% (US0001M + 17 bps)	05/08/20	250,000,000	250,054,229
(r)Canadian Imperial Bank of Commerce	0.98% (US0001M + 17 bps)	05/15/20	55,000,000	55,019,156
(r)Canadian Imperial Bank of Commerce	1.14% (US0001M + 16 bps)	06/01/20	45,000,000	45,012,941
(r)Canadian Imperial Bank of Commerce	1.84% (FEDL01 + 29 bps)	07/17/20	35,000,000	34,981,562
(r)Oversea-Chinese Banking Corp., Ltd.	0.71% (US0001M + 4 bps)	08/21/20	50,000,000	49,977,806
(r)Royal Bank of Canada NY	1.09% (US0001M + 17 bps)	05/08/20	20,000,000	20,003,867
(r)Toronto Dominion Bank NY	1.10% (US0003M + 26 bps)	09/17/20	10,000,000	9,985,589

TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $1,018,034,110)			1,018,000,000	1,018,008,238

See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

April 30, 2020 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Fair Value $
U.S. GOVERNMENT AGENCY SECURITIES - 9.6%
(y)Federal Home Loan Bank	0.02%	05/01/20	75,000,000	75,000,000
(y)Federal Home Loan Bank	0.08%	05/05/20	200,000,000	199,998,000
(y)Federal Home Loan Bank	0.21%	05/06/20	100,000,000	99,998,750
(y)Federal Home Loan Bank	0.10%	05/07/20	100,000,000	99,998,500
(y)Federal Home Loan Bank	0.12%	05/27/20	150,000,000	149,990,250
(y)Federal Home Loan Bank	0.10%	06/17/20	84,500,000	84,488,968
(y)Federal Home Loan Bank	0.02%	06/26/20	200,000,000	199,968,888

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $909,465,501)			909,500,000	909,443,356

REPURCHASE AGREEMENTS - 27.7%
Bank of America Securities LLC (Purchased on 4/30/20, proceeds at maturity $100,000,056, collateralized by U.S. Treasury Securities, 0.38% - 5.25%, 7/15/23 - 11/15/28, market value $102,000,050)	0.02%	05/01/20	100,000,000	100,000,000
Barclays Bank PLC (Purchased on 4/30/20, proceeds at maturity $450,000,250, collateralized by U.S. Treasury Securities, 1.88% - 2.00%, 9/30/22 - 11/30/22, market value $459,000,047)	0.02%	05/01/20	450,000,000	450,000,000
Federal Reserve Bank NY (Purchased on 4/30/20, proceeds at maturity $75,000,000, collateralized by U.S. Treasury Securities, 2.50% - 3.00%, 2/15/45 - 8/15/48, market value $75,000,083)	0.00%	05/01/20	75,000,000	75,000,000
Goldman Sachs & Co. (Purchased on 4/30/20, proceeds at maturity $325,000,271, collateralized by U.S. Government Agency Backed Securities, 2.50% - 8.00%, 6/15/26 - 1/15/55, market value $331,500,000)	0.03%	05/01/20	325,000,000	325,000,000
HSBC Securities (USA), Inc. (Purchased on 4/30/20, proceeds at maturity $325,000,181, collateralized by U.S. Treasury Securities, 0.00% - 5.50%, 5/15/20 - 5/15/29, market value $331,500,005)	0.02%	05/01/20	325,000,000	325,000,000
JPMorgan Securities, Inc. (Purchased on 4/30/20, proceeds at maturity $450,000,375, collateralized by U.S. Government Agency Backed Securities, 2.50% - 5.00%, 6/20/34 - 4/20/50, market value $459,000,000)	0.03%	05/01/20	450,000,000	450,000,000
Mizuho Securities USA, Inc. (Purchased on 4/30/20, proceeds at maturity $150,000,083, collateralized by U.S. Treasury Security, 0.00%, 5/26/20, market value $153,000,054)	0.02%	05/01/20	150,000,000	150,000,000
RBC Dominion Securities (Purchased on 4/30/20, proceeds at maturity $450,000,250, collateralized by U.S. Treasury Securities, 0.00% - 6.00%, 5/21/20 - 8/15/29, market value $459,000,091)	0.02%	05/01/20	450,000,000	450,000,000
Toronto Dominion Securities USA LLC (Purchased on 4/30/20,proceeds at maturity $300,000,250, collateralized by U.S. Government Agency Backed Securities, 0.00% - 7.13%, 5/1/20 - 1/15/30, market value $306,000,123)	0.03%	05/01/20	300,000,000	300,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,625,000,000)			2,625,000,000	2,625,000,000

U.S. TREASURY OBLIGATIONS - 20.9%
(y)U.S. Treasury Bill	0.15%	05/12/20	100,000,000	99,998,128
(y)U.S. Treasury Bill	0.00%	05/14/20	100,000,000	99,997,427
(y)U.S. Treasury Bill	0.01%	05/26/20	100,000,000	99,993,924
(y)U.S. Treasury Bill	0.12%	06/02/20	100,000,000	99,991,764
(y)U.S. Treasury Bill	0.09%	06/09/20	100,000,000	99,990,250
(y)U.S. Treasury Bill	0.18%	07/14/20	150,000,000	149,973,792
(y)U.S. Treasury Bill	0.12%	07/30/20	100,000,000	99,974,062
(y)U.S. Treasury Bill	0.24%	09/08/20	100,000,000	99,951,250
(y)U.S. Treasury Bill	0.13%	10/01/20	100,000,000	99,952,187
(r)U.S. Treasury Note	0.26% (USBMMY3M + 14 bps)	04/30/21	300,000,000	300,300,063
(r)U.S. Treasury Note	0.34% (USBMMY3M + 22 bps)	07/31/21	375,000,000	375,735,333
(r)U.S. Treasury Note	0.42% (USBMMY3M + 30 bps)	10/31/21	350,000,000	351,236,792

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,975,550,410)			1,975,000,000	1,977,094,972

TOTAL INVESTMENTS (Cost $9,476,943,815) - 100.0%				$9,478,475,201

FEDL01—Effective Federal Funds Rate

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USBMMY3M—U.S. Treasury 3 Month Bill Money Market Yield

++

Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2020 was $2,103,927,682 which represented 22.2% of the total investments of the Fund.

(r)	The adjustable/variable rate shown is effective as of April 30, 2020.
(y)	The rate shown is the effective yield.

See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020 (Unaudited)

ASSETS:
Investments, at value	$6,853,475,201
Repurchase agreements, at value	2,625,000,000

Total Investments	9,478,475,201

Cash	424,631,521
Interest receivable	3,516,191

Total Assets	9,906,622,913

LIABILITIES:
Distributions payable	3,933,768
Accrued expenses and other payables:
Investment Management Fees	400,908
CCO Fees	2,243
Director/Trustee Fees	607,677
Professional Fees	40,212
Transfer Agent Fees	9,122
Other Expenses	93,553

Total Liabilities	5,087,483

Net Assets	$9,901,535,430

NET ASSETS CONSIST OF:
Capital	$9,903,227,978
Total Distributable Earnings / (Loss)	(1,692,548)

NET ASSETS	$9,901,535,430

Shares of Beneficial Interest (unlimited number of shares authorized, no par value)	855,730,678

Net Asset Value (offering and redemption price per share)	$11.5709

Investments at cost	$9,476,943,815

See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

INVESTMENT INCOME:
Interest	$101,358,755

Total Investment Income	101,358,755

EXPENSES:
Investment Management Fees	3,349,534
Administration Fees	391,866
CCO Fees	7,313
Director/Trustee Fees	15,371
Professional Fees	44,696
Transfer Agent Fees	58,988
Other Expenses	131,618

Total Expenses Before Fee Reductions	3,999,386

Fees Paid Indirectly	(391,866)

Net Expenses	3,607,520

Net Investment Income	97,751,235

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net Realized Losses from Investment Transactions	(3,013,854)
Net Change in Unrealized Appreciation on Investments	1,499,862

Net Realized and Unrealized Losses from Investments	(1,513,992)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$96,237,243

See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2020	For the Year Ended October 31, 2019
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net Investment Income	$97,751,235	$479,423,228
Net Realized Losses from Investment Transactions	(3,013,854)	(43,771)
Net Change in Unrealized Appreciation on Investments	1,499,862	382,493

Change in net assets resulting from operations	96,237,243	479,761,950

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions Paid	(97,751,235)	(479,457,652)

Change in Net Assets from Distributions to Shareholders	(97,751,235)	(479,457,652)

CAPITAL TRANSACTIONS:
Proceeds from Shares Issued	37,642,377,379	95,178,731,584
Dividends Reinvested	27,089	186,373
Cost of Shares Redeemed	(44,102,552,453)	(99,593,526,561)

Change in Net Assets from Capital Transactions	(6,460,147,985)	(4,414,608,604)

Change in Net Assets	(6,461,661,977)	(4,414,304,306)
NET ASSETS:
Beginning of Period	16,363,197,407	20,777,501,713

End of Period	$9,901,535,430	$16,363,197,407

SHARES TRANSACTIONS:
Shares Issued	3,253,150,203	8,225,889,375
Reinvested	2,341	16,108
Shares Redeemed	(3,811,611,434)	(8,607,471,835)

Change in Shares	(558,458,890)	(381,566,352)

See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	For The Period Ended April 30, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016(a)	For the Year Ended October 31, 2015
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.5707		$11.5703	$11.5715	$11.5723	$11.5700	$11.57

INVESTMENT ACTIVITIES:
Net Investment Income	0.0800		0.2746	0.2041	0.1090	0.0472	0.01
Net Realized and Unrealized Gain/(Losses) on Investments	0.0003		0.0004	(0.0012)	(0.0007)	0.0024	— (b)

Total from Investment Activities	0.0803		0.2750	0.2029	0.1083	0.0496	0.01

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income	(0.0801)		(0.2746)	(0.2041)	(0.1091)	(0.0472)	(0.01)
Net Realized Gains	—		— (b)	— (b)	— (b)	(0.0001)	— (b)

TOTAL DISTRIBUTIONS	(0.0801)		(0.2746)	(0.2041)	(0.1091)	(0.0473)	(0.01)

Net Asset Value, End of Period	$11.5709		$11.5707	$11.5703	$11.5715	$11.5723	$11.57

Total Return	0.69	%(c)	2.41%	1.77%	0.94%	0.43%	0.11%

SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000’s)	$9,901,535		$16,363,197	$20,777,502	$25,276,452	$22,432,814	$23,230,655

Ratios to Average Net Assets:
Net Investment Income(d)	1.46%		2.38%	1.74%	0.95%	0.41%	0.11%
Gross Expenses(d)	0.06%		0.06%	0.06%	0.06%	0.06%	0.06%
Net Expenses(d)(e)	0.05%		0.05%	0.05%	0.05%	0.05%	0.06%

(a)	As a result of the SEC’s rules on money market reform, the financial highlight values are now presented to 4 digits beginning in 2016.
(b)	Amount less than $0.005.
(c)	Not annualized.
(d)	Annualized for periods less than one year.
(e)	Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements

April 30, 2020 (Unaudited)

A. ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of eleven series, one of which, The DFA Short Term Investment Fund (the “Fund”), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the “Board”), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION – The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

• Level 1	–	Inputs are quoted prices in active markets for identical securities

• Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When determining the fair value of the Fund’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

The following table provides the fair value measurements of the Fund’s investments by level within the fair value hierarchy as of April 30, 2020:

	LEVEL 1 INVESTMENTS IN SECURITIES	LEVEL 2 INVESTMENTS IN SECURITIES	LEVEL 3 INVESTMENTS IN SECURITIES
THE DFA SHORT TERM INVESTMENT FUND
Corporate Bonds	$—	$234,990,605	$—
Yankee Bonds	—	20,900,544	—
Commercial Paper	—	2,693,037,486	—
Yankee Certificates of Deposit	—	1,018,008,238	—
U.S. Government Agency Securities	—	909,443,356	—
Repurchase Agreements	—	2,625,000,000	—
U.S. Treasury Obligations	—	1,977,094,972	—

Total Investments	$—	$9,478,475,201	$—

2. DEFERRED COMPENSATION PLAN – Each eligible trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Director/Trustee Fees.

Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At April 30, 2020, the Fund’s total liability of $562,308 for deferred compensation to Trustees is included in the “Director/Trustee Fees” payable (a line item which also includes Trustee fees/expenses, currently in a prepaid state) on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME – Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

4. ALLOCATIONS – The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund’s investment adviser (the

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

“Advisor” or “DFA”), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulation, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of April 30, 2020, attributable to distribution redesignations.

As of April 30, 2020, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation /
	Securities	Appreciation	Depreciation	(Depreciation)
The DFA Short Term Investment Fund	$9,476,943,815	$2,160,768	$(629,382)	$1,531,386

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2019 and October 31, 2018 were as follows:

	Distributions Paid From
	Net Investment Income	Long-Term Capital Gains	Total Distributions Paid
The DFA Short Term Investment Fund
2019	$490,701,016	$—	$490,701,016
2018	446,030,092	—	446,030,092

As of October 31, 2019, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed
	Ordinary Income	Long- Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital And Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
The DFA Short Term Investment Fund	$27,689,785	$—	$27,689,785	$(27,138,305)	$(43,771)	$31,524	$539,233

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2020 (Unaudited)

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS – The Fund may engage in repurchase agreement transactions with counterparties with creditworthiness and other characteristics deemed appropriate by the Advisor. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund’s ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

Repurchase agreements (“RA”) permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER – Dimensional Fund Advisors LP serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the “Investment Management Agreement”), the Advisor manages the investment and reinvestment of the Fund’s assets. DFA has served as the Fund’s investment advisor since the Fund’s commencement of operations. Pursuant to the terms of the investment management agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES – Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. Amounts paid to the Trust’s CCO are reflected on the Statement of Operations as “CCO fees”.

At April 30, 2020, the following number of shareholders held the approximate percentage of the Fund’s outstanding shares:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
The DFA Short Term Investment Fund	5	39%

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 calendar days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor’s security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (concluded)

April 30, 2020 (Unaudited)

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $700 million unsecured line of credit with its custodian bank effective January 2, 2020. A similar line of credit for $700 million was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 1, 2021. There were no borrowings by the Fund under this line of credit during the six-month period ended April 30, 2020.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2020, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

Lender	Weighted Average Loan Balance	Number of Days Outstanding*	Weighted Average Annualized Interest Rate	Interest Income (Expense)
The DFA Short Term Investment Fund	$86,023	13	0.33%	$17

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020 that the Fund utilized the interfund lending program.

H. RECENTLY ISSUED ACCOUNTING STANDARDS

In August, 2018, the FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

I. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Fund may be adversely affected in the near term and, potentially, beyond.

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information

April 30, 2020 (Unaudited)

EXPENSE EXAMPLES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

---------------

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20	Annualized Expense Ratio During Period 11/1/19 - 4/30/20
The DFA Short Term Investment Fund	$1,000.00	$1,006.90	$0.25	0.05%

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2019 to April 30, 2020, divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

--------------------------------------------

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period* 11/1/19 - 4/30/20	Annualized Expense Ratio During Period 11/1/19 - 4/30/20
The DFA Short Term Investment Fund	$1,000.00	$1,024.61	$0.25	0.05%

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2019 to April 30, 2020, divided by the number of days in the fiscal year.

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information – (continued)

April 30, 2020 – (Unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all money market funds publish their holdings on a monthly basis on the fund’s website and file a complete Schedule of Investments with the SEC monthly on Form N-MFP. Such Form N-MFP filing must be made within five business days of the end of the month. They are available on the Fund’s website at http://us.dimensional.com/dfa-short-term-investment-fund, or by visiting the SEC’s website at http://www.sec.gov.

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information – (continued)

April 30, 2020 – (Unaudited)

Money Market Series

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Board of Trustees of The DFA Investment Trust Company (the “Board”) considered the continuation of the investment management agreement (the “Management Agreement”) for the Fund.

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Access Data Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that after considering the Fund’s investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information – (concluded)

April 30, 2020 – (Unaudited)

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Fund and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (12.4%)
	Activision Blizzard, Inc.	71,135	$4,533,434
	AT&T, Inc.	30,756,965	937,164,724
#	CenturyLink, Inc.	7,391,428	78,496,965
*	Charter Communications, Inc., Class A	918,291	454,765,252
	Comcast Corp., Class A	20,425,790	768,622,478
# *	Discovery, Inc., Class A	1,025,284	22,986,867
*	Discovery, Inc., Class C	1,502,102	30,657,902
*	DISH Network Corp., Class A	631,400	15,794,471
#	Fox Corp., Class A	827,381	21,404,347
*	Fox Corp., Class B	322,091	8,232,646
# *	GCI Liberty, Inc., Class A	59,566	3,623,400
	Interpublic Group of Cos., Inc. (The)	601,891	10,220,109
*	Liberty Broadband Corp., Class A	27,366	3,284,467
*	Liberty Broadband Corp., Class C	180,560	22,151,101
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,188,250
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	2,528,911
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	5,296,717
# *	Liberty Media Corp.-Liberty SiriusXM, Class C	314,252	10,706,566
*	Madison Square Garden Entertainment Corp.	12,866	1,064,018
*	Madison Square Garden Sports C	12,866	2,204,203
#	News Corp., Class A	527,829	5,230,785
	News Corp., Class B	64,856	662,828
*	T-Mobile US, Inc.	1,300,507	114,184,515
	Verizon Communications, Inc.	93,045	5,345,435
#	ViacomCBS, Inc., Class A	2,909	57,104
	ViacomCBS, Inc., Class B	1,165,067	20,109,056
	Walt Disney Co. (The)	2,860,892	309,405,470
# *	Zillow Group, Inc., Class C	6,600	290,136

TOTAL COMMUNICATION SERVICES			2,860,212,157

CONSUMER DISCRETIONARY — (5.6%)
	Advance Auto Parts, Inc.	261,735	31,646,379
	Aptiv P.L.C.	15,300	1,064,115
	Aramark	1,197,774	32,711,208
#	Autoliv, Inc.	418,017	25,089,380
#	BorgWarner, Inc.	1,108,515	31,670,274
# *	Caesars Entertainment Corp.	154,842	1,495,774
# *	Capri Holdings, Ltd.	24,034	366,519
# *	CarMax, Inc.	262,735	19,350,433
#	Carnival Corp.	1,353,266	21,516,929
*	Dollar Tree, Inc.	426,375	33,969,296
	DR Horton, Inc.	3,077,410	145,315,300
#	Ford Motor Co.	16,130,736	82,105,446
#	Gap, Inc. (The)	942,706	7,654,773
	Garmin, Ltd.	539,936	43,821,206
	General Motors Co.	5,911,367	131,764,370
	Gentex Corp.	1,388,344	33,653,459
#	Harley-Davidson, Inc.	370,562	8,089,368
#	Hyatt Hotels Corp., Class A	139,548	7,850,970
#	Kohl’s Corp.	522,885	9,652,457
#	Lear Corp.	355,345	34,699,439
#	Lennar Corp., Class A	980,125	49,074,859
#	Lennar Corp., Class B	37,985	1,449,128

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	LKQ Corp.	1,710,474	$44,728,895
#	MGM Resorts International	2,363,685	39,780,819
# *	Mohawk Industries, Inc.	582,542	51,100,584
	Newell Brands, Inc.	686,895	9,534,103
# *	Norwegian Cruise Line Holdings, Ltd.	458,271	7,515,644
	PulteGroup, Inc.	2,391,049	67,594,955
#	PVH Corp.	418,266	20,591,235
# *	Qurate Retail, Inc.	63,525	511,694
#	Ralph Lauren Corp.	326,288	24,073,529
#	Royal Caribbean Cruises, Ltd.	1,212,750	56,720,318
*	Skechers U.S.A., Inc., Class A	31,900	898,942
	Tapestry, Inc.	441,647	6,571,707
	Target Corp.	1,298,687	142,517,911
	Tiffany & Co.	56,092	7,095,638
	Toll Brothers, Inc.	212,428	5,102,521
# *	Veoneer, Inc.	289,615	2,832,435
#	Whirlpool Corp.	493,880	55,186,151

TOTAL CONSUMER DISCRETIONARY			1,296,368,163

CONSUMER STAPLES — (5.1%)
	Archer-Daniels-Midland Co.	1,090,428	40,498,496
	Bunge, Ltd.	587,605	23,310,290
	Conagra Brands, Inc.	446,390	14,927,282
	Constellation Brands, Inc., Class A	213,898	35,226,862
#	Coty, Inc., Class A	878,972	4,790,397
	Ingredion, Inc.	246,558	20,020,510
#	JM Smucker Co. (The)	864,361	99,323,722
	Kraft Heinz Co. (The)	974,551	29,558,132
	Kroger Co. (The)	2,823,877	89,262,752
#	Molson Coors Beverage Co., Class B	659,891	27,062,130
	Mondelez International, Inc., Class A	3,331,133	171,353,482
*	Pilgrim’s Pride Corp.	6,211	136,642
# *	Post Holdings, Inc.	411,384	37,785,620
	Seaboard Corp.	13	39,144
	Tyson Foods, Inc., Class A	1,708,709	106,264,613
*	US Foods Holding Corp.	1,072,390	23,056,385
	Walgreens Boots Alliance, Inc.	3,325,385	143,955,917
	Walmart, Inc.	2,536,159	308,270,126

TOTAL CONSUMER STAPLES			1,174,842,502

ENERGY — (9.7%)
#	Apache Corp.	1,244,953	16,283,985
	Baker Hughes Co.	820,593	11,447,272
	Chevron Corp.	6,692,091	615,672,372
	Cimarex Energy Co.	11,916	302,905
	Concho Resources, Inc.	714,804	40,543,683
	ConocoPhillips	5,038,126	212,105,105
#	Devon Energy Corp.	1,100,536	13,723,684
#	Diamondback Energy, Inc.	380,922	16,585,344
	EOG Resources, Inc.	466,277	22,152,820
	Exxon Mobil Corp.	12,826,589	596,051,591
	Halliburton Co.	750,288	7,878,024
#	Hess Corp.	966,730	47,021,747
	HollyFrontier Corp.	1,260,783	41,656,270
	Kinder Morgan, Inc.	4,363,116	66,450,257
#	Marathon Oil Corp.	1,293,179	7,914,256
	Marathon Petroleum Corp.	3,035,515	97,379,321
#	National Oilwell Varco, Inc.	1,225,519	15,490,560

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Noble Energy, Inc.	2,207,065	$21,651,308
#	Occidental Petroleum Corp.	3,385,945	56,206,687
	Parsley Energy, Inc., Class A	89,221	843,138
	Phillips 66	1,192,291	87,239,933
	Pioneer Natural Resources Co.	441,198	39,403,393
	Schlumberger, Ltd.	1,730,153	29,101,173
#	Targa Resources Corp.	435,529	5,644,456
#	TechnipFMC P.L.C.	1,349,851	12,027,172
	Valero Energy Corp.	2,387,921	151,274,795
	Williams Cos., Inc. (The)	189,650	3,673,521

TOTAL ENERGY			2,235,724,772

FINANCIALS — (19.8%)
	Aflac, Inc.	1,555,653	57,932,518
	Alleghany Corp.	33,873	18,078,359
	Allstate Corp. (The)	792,190	80,581,567
	Ally Financial, Inc.	3,013,089	49,384,529
	American Financial Group, Inc.	352,608	23,356,754
	American International Group, Inc.	1,399,338	35,585,165
*	Arch Capital Group, Ltd.	522,976	12,567,113
	Assurant, Inc.	226,026	24,013,002
*	Athene Holding, Ltd., Class A	122,622	3,310,794
	Axis Capital Holdings, Ltd.	76,336	2,793,898
	Bank of America Corp.	18,272,093	439,443,837
	Bank of New York Mellon Corp. (The)	3,570,549	134,038,409
*	Berkshire Hathaway, Inc., Class B	2,919,620	547,020,003
#	BOK Financial Corp.	6,114	316,644
	Capital One Financial Corp.	1,998,252	129,406,799
	Chubb, Ltd.	590,560	63,786,386
	Citigroup, Inc.	6,825,155	331,429,527
	Citizens Financial Group, Inc.	912,076	20,421,382
	CNA Financial Corp.	188,355	5,948,251
	Comerica, Inc.	155,103	5,406,891
	E*TRADE Financial Corp.	64,016	2,599,690
#	East West Bancorp, Inc.	105,524	3,700,727
	Equitable Holdings, Inc.	1,600	29,312
	Everest Re Group, Ltd.	128,591	22,262,960
	Fifth Third Bancorp	4,741,899	88,626,092
#	Franklin Resources, Inc.	47,772	900,024
	Goldman Sachs Group, Inc. (The)	1,174,999	215,518,317
	Hartford Financial Services Group, Inc. (The)	2,308,918	87,715,795
	Huntington Bancshares, Inc.	6,621,934	61,186,670
#	Invesco, Ltd.	920,299	7,932,977
	Jefferies Financial Group, Inc.	303,442	4,163,224
	JPMorgan Chase & Co.	5,905,370	565,498,231
	KeyCorp	4,153,962	48,393,657
	Lincoln National Corp.	716,472	25,413,262
	Loews Corp.	1,036,913	35,939,405
	M&T Bank Corp.	159,324	17,857,034
*	Markel Corp.	299	258,886
	MetLife, Inc.	1,663,754	60,028,244
#	Morgan Stanley	4,889,616	192,797,559
#	New York Community Bancorp, Inc.	866,415	9,409,267
	Old Republic International Corp.	816,263	13,019,395
#	People’s United Financial, Inc.	396,896	5,036,610
	PNC Financial Services Group, Inc. (The)	1,281,228	136,668,591
	Principal Financial Group, Inc.	1,684,917	61,347,828
#	Prosperity Bancshares, Inc.	47,592	2,852,188
	Prudential Financial, Inc.	751,138	46,848,477

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Regions Financial Corp.	6,114,973	$65,735,960
	Reinsurance Group of America, Inc.	221,354	23,171,337
	RenaissanceRe Holdings, Ltd.	112,797	16,469,490
	Santander Consumer USA Holdings, Inc.	811,033	12,644,004
	Signature Bank	400	42,872
	State Street Corp.	412,299	25,991,329
	Synchrony Financial	1,129,706	22,356,882
	Synovus Financial Corp.	149,872	3,148,811
#	TCF Financial Corp.	136,600	4,055,654
	Travelers Cos., Inc. (The)	1,137,532	115,129,614
	Truist Financial Corp.	3,754,654	140,123,687
	U.S. Bancorp	657,735	24,007,327
	Unum Group	780,133	13,613,321
	Voya Financial, Inc.	184,436	8,330,974
	Wells Fargo & Co.	12,774,691	371,104,773
	WR Berkley Corp.	260,023	14,041,242
#	Zions Bancorp NA	923,809	29,201,602

TOTAL FINANCIALS			4,589,995,129

HEALTH CARE — (18.5%)
	Abbott Laboratories	443,906	40,879,304
*	Alexion Pharmaceuticals, Inc.	206,959	22,241,884
	Allergan P.L.C.	496,938	93,096,365
	Anthem, Inc.	1,307,797	367,137,852
	Becton Dickinson and Co.	75,909	19,169,300
*	Biogen, Inc.	185,413	55,036,141
*	Bio-Rad Laboratories, Inc., Class A	28,257	12,435,906
*	Boston Scientific Corp.	1,300	48,724
	Bristol-Myers Squibb Co.	1,181,165	71,826,644
	Cardinal Health, Inc.	974,745	48,230,383
*	Centene Corp.	1,676,531	111,623,434
# *	Change Healthcare, Inc.	1,125,378	13,099,400
*	Cigna Corp.	1,532,809	300,093,346
	CVS Health Corp.	5,447,574	335,298,180
	Danaher Corp.	1,567,775	256,268,501
# *	DaVita, Inc.	1,113,953	88,013,426
	DENTSPLY SIRONA, Inc.	248,765	10,557,587
*	Elanco Animal Health, Inc.	77,428	1,913,246
	Envista Holdings Corp.	682,946	13,296,959
# *	Henry Schein, Inc.	186,248	10,161,691
	Humana, Inc.	519,080	198,195,126
*	IQVIA Holdings, Inc.	267,416	38,130,847
*	Jazz Pharmaceuticals P.L.C.	216,273	23,844,098
*	Laboratory Corp. of America Holdings	761,302	125,196,114
	McKesson Corp.	566,777	80,057,251
	Medtronic P.L.C.	3,334,526	325,549,773
*	Mylan NV	3,258,350	54,642,529
	PerkinElmer, Inc.	110,802	10,030,905
	Perrigo Co. P.L.C.	386,545	20,602,848
	Pfizer, Inc.	24,516,708	940,460,919
	Quest Diagnostics, Inc.	975,068	107,364,737
	STERIS P.L.C.	209,661	29,876,692
*	Syneos Health, Inc.	13,705	764,602
	Thermo Fisher Scientific, Inc.	1,048,159	350,797,854
*	United Therapeutics Corp.	2,261	247,715
	Universal Health Services, Inc., Class B	543,070	57,397,068
	Zimmer Biomet Holdings, Inc.	323,050	38,669,085

TOTAL HEALTH CARE			4,272,256,436

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (9.9%)
*	AECOM	520,350	$18,867,891
	AGCO Corp.	349,769	18,481,794
	Alaska Air Group, Inc.	543,670	17,680,148
	AMERCO	84,734	23,736,535
	AMETEK, Inc.	142,169	11,923,714
	Arcosa, Inc.	75,409	2,810,493
	Carlisle Cos., Inc.	361,400	43,714,944
*	Carrier Global Corp.	2,467,746	43,703,782
	Cummins, Inc.	404,064	66,064,464
	Deere & Co.	49,088	7,120,705
	Delta Air Lines, Inc.	2,880,182	74,625,516
	Dover Corp.	415,802	38,939,857
	Eaton Corp. P.L.C.	1,805,121	150,727,604
	Emerson Electric Co.	244,394	13,937,790
	FedEx Corp.	1,023,792	129,786,112
	Fluor Corp.	363	4,247
	Fortive Corp.	78,002	4,992,128
	Fortune Brands Home & Security, Inc.	523,155	25,216,071
	General Dynamics Corp.	117,605	15,361,565
	General Electric Co.	4,452,594	30,277,639
	Howmet Aerospace, Inc.	2,019,433	26,393,989
	Hubbell, Inc.	27,996	3,483,542
# *	Ingersoll Rand, Inc.	796,624	23,165,826
	Jacobs Engineering Group, Inc.	415,660	34,395,865
# *	JetBlue Airways Corp.	1,548,592	15,083,286
	Johnson Controls International P.L.C.	1,635,287	47,603,205
	Kansas City Southern	681,598	88,982,619
	ManpowerGroup, Inc.	360,280	26,747,187
	Nielsen Holdings P.L.C.	1,415,882	20,855,942
	Norfolk Southern Corp.	1,352,330	231,383,663
	nVent Electric P.L.C.	13,164	245,509
	Oshkosh Corp.	340,740	23,010,172
*	Otis Worldwide Corp.	1,233,873	62,816,474
	Owens Corning	643,147	27,886,854
	PACCAR, Inc.	769,837	53,295,816
	Parker-Hannifin Corp.	96,829	15,310,602
	Pentair P.L.C.	1,025,620	35,476,196
	Quanta Services, Inc.	653,713	23,769,005
	Raytheon Technologies Corp.	2,467,746	159,934,618
	Republic Services, Inc.	1,869,856	146,484,519
*	Sensata Technologies Holding P.L.C.	638,984	23,246,238
#	Snap-on, Inc.	315,643	41,125,126
	Southwest Airlines Co.	1,540,288	48,134,000
	Stanley Black & Decker, Inc.	772,699	85,151,430
	Textron, Inc.	1,940,539	51,152,608
	Trane Technologies P.L.C.	810,600	70,862,652
*	United Airlines Holdings, Inc.	1,825,283	53,991,871
# *	United Rentals, Inc.	235,205	30,223,843
#	Wabtec Corp.	306,885	17,314,452
# *	XPO Logistics, Inc.	847,283	56,547,667

TOTAL INDUSTRIALS			2,282,047,775

INFORMATION TECHNOLOGY — (10.8%)
*	Akamai Technologies, Inc.	37,876	3,700,864
	Amdocs, Ltd.	723,158	46,600,302
	Analog Devices, Inc.	610,645	66,926,692
*	Arrow Electronics, Inc.	476,297	29,968,607
	Avnet, Inc.	5,178	155,444
*	CACI International, Inc., Class A	4,400	1,100,616

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Cerence Inc.	658	$13,923
*	Ciena Corp.	75,200	3,478,000
	Cognizant Technology Solutions Corp., Class A	377,651	21,911,311
#	Corning, Inc.	3,942,053	86,764,587
	Dolby Laboratories, Inc., Class A	16,857	1,011,926
	DXC Technology Co.	1,267,555	22,980,772
	Fidelity National Information Services, Inc.	1,262,868	166,559,660
*	Fiserv, Inc.	372,387	38,378,204
# *	Flex, Ltd.	1,342,960	13,107,290
	Global Payments, Inc.	230,621	38,287,698
	Hewlett Packard Enterprise Co.	8,088,422	81,369,525
	HP, Inc.	9,390,456	145,645,973
	Intel Corp.	17,205,184	1,031,966,936
# *	IPG Photonics Corp.	2,234	288,923
	Jabil, Inc.	219,735	6,249,263
	Juniper Networks, Inc.	1,224,710	26,453,736
	Lam Research Corp.	71,254	18,189,721
	Leidos Holdings, Inc.	739,121	73,032,546
#	Marvell Technology Group, Ltd.	1,122,782	30,023,191
#	Microchip Technology, Inc.	36,436	3,196,530
*	Micron Technology, Inc.	5,140,431	246,175,241
# *	Nuance Communications, Inc.	4,368	88,234
# *	ON Semiconductor Corp.	2,100,656	33,705,026
*	Qorvo, Inc.	509,820	49,977,655
	Skyworks Solutions, Inc.	384,886	39,981,958
	SS&C Technologies Holdings, Inc.	244,571	13,490,536
	SYNNEX Corp.	95,834	8,391,225
	TE Connectivity, Ltd.	993,685	72,996,100
	Western Digital Corp.	1,141,714	52,610,181
*	Xerox Holdings Corp.	1,739,519	31,815,802

TOTAL INFORMATION TECHNOLOGY			2,506,594,198

MATERIALS — (5.1%)
	Air Products & Chemicals, Inc.	380,605	85,856,876
#	Albemarle Corp.	584,580	35,910,749
# *	Amcor, PLC	388,772	3,487,285
# *	Arconic Corp.	504,858	4,402,362
#	Ball Corp.	644	42,240
	Celanese Corp.	48,836	4,056,807
	CF Industries Holdings, Inc.	1,284,847	35,333,292
*	Corteva, Inc.	1,044,893	27,365,748
*	Dow, Inc.	1,432,858	52,571,560
	DuPont de Nemours, Inc.	1,044,893	49,130,869
	Eastman Chemical Co.	1,058,943	64,076,641
#	Freeport-McMoRan, Inc.	5,353,048	47,267,414
	Huntsman Corp.	314,029	5,278,827
#	International Flavors & Fragrances, Inc.	36,015	4,719,045
	International Paper Co.	2,100,745	71,950,516
	Linde P.L.C.	682,849	125,637,387
	LyondellBasell Industries NV, Class A	641,266	37,161,365
	Martin Marietta Materials, Inc.	262,681	49,969,807
	Mosaic Co. (The)	1,232,432	14,185,292
	Newmont Corp.	1,822,997	108,431,862
	Nucor Corp.	2,518,486	103,736,438
#	Packaging Corp. of America	104,846	10,133,366
	PPG Industries, Inc.	8,900	808,387
	Reliance Steel & Aluminum Co.	459,415	41,154,396
	Royal Gold, Inc.	120,393	14,751,754
	Sonoco Products Co.	172,782	8,438,673

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
	MATERIALS — (Continued)
	Steel Dynamics, Inc.	1,698,064	$41,212,013
	Valvoline, Inc.	1,033,732	17,769,853
	Vulcan Materials Co.	518,836	58,612,903
#	Westlake Chemical Corp.	372,164	16,170,526
	WestRock Co.	1,131,953	36,437,567

TOTAL MATERIALS			1,176,061,820

	REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	742,520	31,876,384
*	Howard Hughes Corp. (The)	4,513	244,424
#	Jones Lang LaSalle, Inc.	309,764	32,704,883

TOTAL REAL ESTATE			64,825,691

	UTILITIES — (0.3%)
	MDU Resources Group, Inc.	248,941	5,591,215
	NRG Energy, Inc.	1,445,428	48,465,201
	Vistra Energy Corp.	1,084,247	21,186,186

TOTAL UTILITIES			75,242,602

	TOTAL COMMON STOCKS Cost ($19,730,793,532)		22,534,171,245

	TEMPORARY CASH INVESTMENTS — (1.4%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	310,708,876	310,708,876

	SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	22,079,889	255,486,398

	TOTAL INVESTMENTS — (100.0%) (Cost $20,296,945,427)		$23,100,366,519

P.L.C. Public Limited Company

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2020, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,574	06/19/20	$329,401,150	$373,538,880	$44,137,730

Total Futures Contracts			$329,401,150	$373,538,880	$44,137,730

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,860,212,157	—	—	$2,860,212,157
Consumer Discretionary	1,296,368,163	—	—	1,296,368,163
Consumer Staples	1,174,842,502	—	—	1,174,842,502
Energy	2,235,724,772	—	—	2,235,724,772
Financials	4,589,995,129	—	—	4,589,995,129
Health Care	4,272,256,436	—	—	4,272,256,436
Industrials	2,282,047,775	—	—	2,282,047,775
Information Technology	2,506,594,198	—	—	2,506,594,198
Materials	1,176,061,820	—	—	1,176,061,820
Real Estate	64,825,691	—	—	64,825,691
Utilities	75,242,602	—	—	75,242,602
Temporary Cash Investments	310,708,876	—	—	310,708,876
Securities Lending Collateral	—	$255,486,398	—	255,486,398
Futures Contracts**	44,137,730	—	—	44,137,730

TOTAL	$22,889,017,851	$255,486,398	—	$23,144,504,249

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.8%)
AUSTRALIA — (5.6%)
*	AMP, Ltd.	8,236,100	$7,599,106
	Aurizon Holdings, Ltd.	1,818,522	5,524,400
	Australia & New Zealand Banking Group, Ltd.	9,179,102	99,707,630
	Bank of Queensland, Ltd.	1,008,659	3,401,030
	Beach Energy, Ltd.	382,246	372,594
#	Bendigo & Adelaide Bank, Ltd.	1,965,989	8,318,383
	BlueScope Steel, Ltd.	3,397,511	22,175,084
	Boral, Ltd.	4,276,326	8,310,970
	Challenger, Ltd.	39,058	124,393
	Cleanaway Waste Management, Ltd.	214,238	258,483
	Crown Resorts, Ltd.	143,373	917,816
	Downer EDI, Ltd.	1,857,634	4,997,253
	Fortescue Metals Group, Ltd.	5,980,308	45,702,993
#	Harvey Norman Holdings, Ltd.	2,695,782	4,836,819
	Incitec Pivot, Ltd.	6,038,965	9,339,923
	LendLease Group	1,329,871	10,593,534
	LendLease Group	231,612	1,865,494
	National Australia Bank, Ltd.	4,868,906	53,350,936
	National Australia Bank, Ltd.	349,070	3,857,916
	Newcrest Mining, Ltd.	870,556	15,623,383
#	Oil Search, Ltd.	3,372,770	6,619,112
	Origin Energy, Ltd.	4,869,242	17,513,182
	QBE Insurance Group, Ltd.	3,137,342	16,988,249
	Qube Holdings, Ltd.	73,879	106,397
	Santos, Ltd.	7,088,455	22,539,846
#	Seven Group Holdings, Ltd.	21,126	207,742
#	South32, Ltd.	22,470,781	28,260,437
	Star Entertainment Grp, Ltd. (The)	1,971,120	3,864,311
	Suncorp Group, Ltd.	3,397,664	20,198,626
	Tabcorp Holdings, Ltd.	4,801,883	10,011,316
	Westpac Banking Corp.	7,945,749	82,668,708
	Woodside Petroleum, Ltd.	2,650,544	37,953,766
	Worley, Ltd.	648,053	3,756,273

TOTAL AUSTRALIA			557,566,105

AUSTRIA — (0.1%)
	Raiffeisen Bank International AG	352,752	6,088,524

BELGIUM — (0.9%)
	Ageas	469,049	16,906,460
	KBC Group NV	565,642	30,680,943
#	Solvay SA	314,975	24,601,963
	UCB SA	139,742	12,805,805

TOTAL BELGIUM			84,995,171

CANADA — (7.7%)
	AltaGas, Ltd.	455,083	5,440,268
	Bank of Montreal 063671101	1,441,562	73,375,506
	Bank of Montreal 2076009	341,324	17,353,712
	Bank of Nova Scotia (The)	252,970	10,140,972
	Bank of Nova Scotia (The)	1,368,157	54,917,822
	Barrick Gold Corp.	895,694	23,055,940
	Barrick Gold Corp.	605,141	15,564,227
	Cameco Corp.	463,271	4,606,251

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Cameco Corp.	571,821	$5,695,337
	Canadian Imperial Bank of Commerce	842,641	49,930,694
	Canadian Imperial Bank of Commerce	248,491	14,762,850
	Canadian Natural Resources, Ltd.	511,528	8,566,197
#	Canadian Natural Resources, Ltd.	3,262,390	54,677,656
#	Canadian Tire Corp., Ltd., Class A	2,200	154,369
# *	Canopy Growth Corp.	87,900	1,406,400
#	Cenovus Energy, Inc.	2,110,053	7,680,593
	Empire Co., Ltd., Class A	16,113	355,726
	Fairfax Financial Holdings, Ltd.	97,836	26,527,722
	First Quantum Minerals, Ltd.	1,844,735	11,264,949
#	Genworth MI Canada, Inc.	153,865	3,793,704
	Great-West Lifeco, Inc.	376,457	6,198,782
	Husky Energy, Inc.	1,715,497	5,509,014
	iA Financial Corp., Inc.	573,199	18,609,047
#	Imperial Oil, Ltd.	208,007	3,360,809
#	Imperial Oil, Ltd.	499,213	8,082,259
*	Kinross Gold Corp.	6,772,750	44,715,380
	Lundin Mining Corp.	3,127,964	15,325,776
	Magna International, Inc.	12,386	482,644
	Magna International, Inc.	1,443,051	56,322,281
	Manulife Financial Corp.	1,802,195	22,696,561
#	Manulife Financial Corp.	1,671,414	21,059,816
	Nutrien, Ltd.	3,682	131,493
	Nutrien, Ltd.	896,746	32,022,793
	Onex Corp.	14,437	665,453
	Pembina Pipeline Corp.	122,964	2,820,794
#	SNC-Lavalin Group, Inc.	60,179	1,109,806
# *	Stars Group, Inc. (The)	275,049	7,690,370
	Sun Life Financial, Inc.	168,736	5,783,537
#	Sun Life Financial, Inc.	334,277	11,482,415
	Suncor Energy, Inc.	3,183,710	56,769,061
	Suncor Energy, Inc.	1,502,973	26,828,068
	Teck Resources, Ltd., Class B	1,355,792	11,951,268
#	Teck Resources, Ltd., Class B	1,867,648	16,453,979
	TMX Group, Ltd.	48,388	4,192,039
	Tourmaline Oil Corp.	111,210	1,102,553
	Yamana Gold, Inc.	494,124	2,312,500

TOTAL CANADA			772,949,393

DENMARK — (2.1%)
	AP Moller - Maersk A.S., Class A	5,649	5,234,341
#	AP Moller - Maersk A.S., Class B	5,241	5,216,120
	Carlsberg A.S., Class B	288,439	36,387,431
*	Danske Bank A.S.	953,350	11,319,191
# *	Demant A.S.	187,775	4,489,289
	DSV Panalpina A.S.	281,831	29,282,294
*	Genmab A.S.	54,772	13,166,342
	GN Store Nord A.S.	103,697	4,732,353
#	H Lundbeck A.S.	236,230	8,619,022
*	ISS A.S.	215,025	3,196,844
#	Novozymes A.S., Class B	204,244	10,019,517
	Rockwool International A.S., Class B	22,552	4,739,511
	Tryg A.S.	210,349	5,609,968
#	Vestas Wind Systems A.S.	774,838	66,537,760

TOTAL DENMARK			208,549,983

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
FINLAND — (0.9%)
#	Fortum Oyj	720,447	$11,937,912
#	Nokia Oyj	118,722	427,985
	Nordea Bank Abp	3,874,650	24,851,758
	Stora Enso Oyj, Class R	1,165,514	13,711,753
#	UPM-Kymmene Oyj	1,263,589	34,654,136

TOTAL FINLAND			85,583,544

FRANCE — (8.8%)
	Amundi SA	15,838	1,051,233
	Arkema SA	237,138	19,737,700
#	Atos SE	181,767	12,998,910
	AXA SA	2,595,269	46,134,780
	BNP Paribas SA	1,990,380	62,530,419
	Bollore SA	1,707,770	4,525,968
*	Bollore SA	9,929	26,487
	Bouygues SA	1,023,747	31,498,818
	Capgemini SE	108,211	10,172,998
	Carrefour SA	2,495,917	37,067,417
#	Casino Guichard Perrachon SA	71,021	2,665,907
	Cie de Saint-Gobain	2,069,157	55,055,938
	Cie Generale des Etablissements Michelin SCA	664,554	64,209,891
*	CNP Assurances	573,388	5,915,478
	Credit Agricole SA	1,053,519	8,473,935
	Eiffage SA	86,999	7,109,713
	Electricite de France SA	1,705,570	13,577,917
	Engie SA	2,838,450	30,795,935
#	EssilorLuxottica SA	15,503	1,925,851
	Iliad SA	3,398	506,033
	Natixis SA	3,147,635	7,430,850
	Orange SA	5,978,647	72,634,782
	Peugeot SA	3,133,702	44,422,223
	Publicis Groupe SA	289,482	8,545,206
	Renault SA	895,233	17,640,267
#	Sanofi	12,712	1,241,628
	SCOR SE	326,474	9,198,302
	SES SA	107,379	715,358
	Societe Generale SA	1,959,974	30,750,082
	Total SA	6,874,996	244,009,922
	Valeo SA	751,932	17,236,447
#	Vivendi SA	174,420	3,769,766

TOTAL FRANCE			873,576,161

GERMANY — (6.8%)
	Allianz SE	350,466	64,496,698
	BASF SE	1,039,248	53,185,040
	Bayer AG	1,817,305	119,522,979
	Bayerische Motoren Werke AG	1,225,665	72,099,959
	Commerzbank AG	3,217,448	11,862,515
	Continental AG	299,004	24,985,212
	Covestro AG	355,938	11,956,353
#	Daimler AG	3,530,733	120,761,609
#	Deutsche Bank AG	1,938,873	14,359,727
	Deutsche Bank AG	1,679,248	12,443,228
# *	Deutsche Lufthansa AG	1,747,757	15,647,109
	Evonik Industries AG	444,408	10,932,626
#	Fraport AG Frankfurt Airport Services Worldwide	86,486	3,788,385
	Hapag-Lloyd AG	25,653	3,675,009
	HeidelbergCement AG	595,679	28,241,811

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	METRO AG	335,254	$2,929,210
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	119,698	26,216,766
	RWE AG	669,183	19,250,847
*	Talanx AG	200,405	7,116,951
	Telefonica Deutschland Holding AG	3,595,005	10,226,929
	Uniper SE	842,588	22,667,651
	Volkswagen AG	125,075	18,491,559

TOTAL GERMANY			674,858,173

HONG KONG — (3.2%)
	Bank of East Asia, Ltd. (The)	127,125	269,302
#	BOC Aviation, Ltd.	647,400	4,426,837
	BOC Hong Kong Holdings, Ltd.	2,994,000	9,188,983
#	Cathay Pacific Airways, Ltd.	5,830,000	6,933,973
	CK Asset Holdings, Ltd.	4,222,000	26,677,722
	CK Hutchison Holdings, Ltd.	7,657,984	56,762,284
#	CK Infrastructure Holdings, Ltd.	279,000	1,657,263
	Guoco Group, Ltd.	9,000	126,959
	Hang Lung Group, Ltd.	1,527,000	3,487,768
	Hang Lung Properties, Ltd.	5,009,000	10,715,287
#	Henderson Land Development Co., Ltd.	2,256,485	9,196,548
	Kerry Properties, Ltd.	3,101,000	8,564,875
	MTR Corp., Ltd.	2,070,933	11,473,643
	New World Development Co., Ltd.	20,898,168	24,690,003
#	NWS Holdings, Ltd.	3,760,400	3,918,966
	Shangri-La Asia, Ltd.	1,738,000	1,435,192
	Sino Land Co., Ltd.	8,949,867	12,507,709
	SJM Holdings, Ltd.	5,394,000	5,325,724
#	Sun Hung Kai Properties, Ltd.	4,291,920	58,686,958
	Swire Pacific, Ltd., Class A	2,580,500	16,781,435
	Swire Pacific, Ltd., Class B	3,447,500	3,768,881
	WH Group, Ltd.	15,717,500	14,990,602
#	Wharf Holdings, Ltd. (The)	3,690,990	6,991,783
	Wheelock & Co., Ltd.	2,720,000	19,934,830
	Xinyi Glass Holdings, Ltd.	1,106,000	1,280,921
	Yue Yuen Industrial Holdings, Ltd.	1,057,000	1,686,082

TOTAL HONG KONG			321,480,530

IRELAND — (0.3%)
*	AIB Group P.L.C.	703,210	973,115
	Bank of Ireland Group P.L.C.	712,510	1,462,140
	CRH P.L.C.	293,793	8,913,265
	CRH P.L.C., Sponsored ADR	330,440	9,952,853
*	Flutter Entertainment P.L.C.	94,565	11,638,389

TOTAL IRELAND			32,939,762

ISRAEL — (0.5%)
	Bank Hapoalim BM	2,730,189	17,499,292
	Bank Leumi Le-Israel BM	1,309,225	7,054,233
	First International Bank Of Israel, Ltd.	75,806	1,869,936
	Isracard, Ltd.	134,978	353,888
	Israel Discount Bank, Ltd., Class A	2,621,812	8,505,975
# *	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	900,125	9,667,343
*	Teva Pharmaceutical Industries, Ltd.	27,913	301,932

TOTAL ISRAEL			45,252,599

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
ITALY — (1.7%)
#	Eni SpA	3,780,702	$36,016,194
	Fiat Chrysler Automobiles NV	2,776,827	24,086,021
#	Fiat Chrysler Automobiles NV	1,793,632	15,443,172
	Intesa Sanpaolo SpA	20,701,252	32,325,077
	Mediobanca Banca di Credito Finanziario SpA	359,455	2,089,694
*	Telecom Italia SpA	63,812,045	25,340,305
	Telecom Italia SpA	5,233,685	2,087,345
# *	Telecom Italia SpA, Sponsored ADR	1,847,002	7,235,630
*	UniCredit SpA	3,293,998	25,438,783

TOTAL ITALY			170,062,221

JAPAN — (22.2%)
	AEON Financial Service Co., Ltd.	15,000	155,989
	AGC, Inc.	895,500	22,083,169
	Air Water, Inc.	14,300	192,788
	Aisin Seiki Co., Ltd.	557,700	16,061,435
	Alfresa Holdings Corp.	151,400	3,019,121
	Alps Alpine Co., Ltd.	241,100	2,486,783
	Amada Co., Ltd.	907,100	8,199,312
	Aozora Bank, Ltd.	253,300	4,507,757
	Asahi Kasei Corp.	1,442,000	10,230,229
#	Bank of Kyoto, Ltd. (The)	113,679	3,891,045
	Bridgestone Corp.	69,700	2,169,573
	Brother Industries, Ltd.	200,600	3,399,868
	Canon Marketing Japan, Inc.	153,000	2,944,747
	Chiba Bank, Ltd. (The)	1,064,000	4,936,977
#	Chugoku Bank, Ltd. (The)	256,900	2,365,540
	Coca-Cola Bottlers Japan Holdings, Inc.	385,057	6,894,732
	Concordia Financial Group, Ltd.	2,530,100	7,752,163
#	Credit Saison Co., Ltd.	393,600	4,470,172
	Dai Nippon Printing Co., Ltd.	521,600	10,997,472
	Daicel Corp.	1,087,400	8,826,889
	Daido Steel Co., Ltd.	74,500	2,460,404
	Dai-ichi Life Holdings, Inc.	1,566,347	19,629,807
#	Daio Paper Corp.	39,000	532,150
	Daiwa Securities Group, Inc.	4,492,800	18,682,999
	DeNA Co., Ltd.	163,100	2,007,775
#	Denka Co., Ltd.	234,800	5,672,713
	Denso Corp.	882,000	31,003,839
	Dentsu Group, Inc.	471,400	9,844,650
	DIC Corp.	361,500	8,394,931
	Dowa Holdings Co., Ltd.	189,000	5,227,374
	Ebara Corp.	278,900	6,148,763
	Fuji Media Holdings, Inc.	52,200	518,530
	FUJIFILM Holdings Corp.	65,700	3,129,458
	Fukuoka Financial Group, Inc.	386,600	5,523,179
	Fukuyama Transporting Co., Ltd.	50,893	1,763,688
	Furukawa Electric Co., Ltd.	68,900	1,296,878
	Fuyo General Lease Co., Ltd.	5,300	264,996
	Glory, Ltd.	185,800	4,175,708
	Hachijuni Bank, Ltd. (The)	622,531	2,222,966
	Hankyu Hanshin Holdings, Inc.	703,300	24,061,889
	Haseko Corp.	441,400	4,792,104
#	Heiwa Corp.	173,900	2,928,133
	Hino Motors, Ltd.	139,600	830,442
	Hitachi Capital Corp.	199,000	3,848,772
	Hitachi Construction Machinery Co., Ltd.	9,200	215,852
	Hitachi Metals, Ltd.	750,100	7,227,762
	Hitachi, Ltd.	1,579,000	46,863,810

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Honda Motor Co., Ltd., Sponsored ADR	26,040	$626,262
	Honda Motor Co., Ltd.	4,590,300	111,471,566
	Ibiden Co., Ltd.	355,100	9,076,360
	Idemitsu Kosan Co., Ltd.	642,938	14,609,487
	IHI Corp.	236,700	2,933,812
	Iida Group Holdings Co., Ltd.	674,550	8,959,693
	Inpex Corp.	2,842,483	18,348,490
#	Isetan Mitsukoshi Holdings, Ltd.	647,400	3,938,416
	Isuzu Motors, Ltd.	1,095,600	8,326,066
#	ITOCHU Corp.	1,299,900	25,484,679
	Itoham Yonekyu Holdings, Inc.	196,800	1,141,742
#	Iyo Bank, Ltd. (The)	492,300	2,637,367
	J Front Retailing Co., Ltd.	1,025,800	8,368,518
	Japan Post Holdings Co., Ltd.	1,165,810	9,325,182
	JFE Holdings, Inc.	2,116,695	14,046,459
	JGC Holdings Corp.	257,700	2,488,554
	JSR Corp.	603,800	11,358,104
	JTEKT Corp.	980,500	7,182,689
	JXTG Holdings, Inc.	9,040,403	32,051,490
	Kajima Corp.	660,500	6,863,101
	Kamigumi Co., Ltd.	342,200	6,024,585
	Kandenko Co., Ltd.	402,500	3,368,139
	Kaneka Corp.	250,708	6,484,642
#	Kawasaki Heavy Industries, Ltd.	677,300	10,234,045
	Kinden Corp.	222,800	3,585,095
	Kobe Steel, Ltd.	632,200	2,114,454
	Kokuyo Co., Ltd.	160,600	1,963,460
	Komatsu, Ltd.	567,600	10,739,513
	Konica Minolta, Inc.	2,140,500	8,282,918
	K’s Holdings Corp.	403,300	4,393,779
	Kuraray Co., Ltd.	1,529,300	15,298,437
	Kurita Water Industries, Ltd.	7,500	209,242
	Kyocera Corp.	179,600	9,596,100
#	Kyushu Financial Group, Inc.	668,749	2,821,224
	LIXIL Group Corp.	961,800	11,537,482
	Mabuchi Motor Co., Ltd.	81,200	2,514,366
	Maeda Corp.	39,500	316,842
	Maeda Road Construction Co., Ltd.	4,100	75,906
	Marubeni Corp.	2,948,900	14,201,428
	Maruichi Steel Tube, Ltd.	15,500	348,516
	Mazda Motor Corp.	3,004,500	16,985,485
	Mebuki Financial Group, Inc.	1,258,420	2,643,513
	Medipal Holdings Corp.	310,850	5,996,652
	Mitsubishi Chemical Holdings Corp.	3,181,900	18,084,631
	Mitsubishi Corp.	1,981,900	42,032,109
	Mitsubishi Gas Chemical Co., Inc.	727,100	8,907,584
	Mitsubishi Heavy Industries, Ltd.	605,800	15,534,909
#	Mitsubishi Logistics Corp.	89,600	1,978,294
	Mitsubishi Materials Corp.	518,200	10,613,955
#	Mitsubishi Motors Corp.	2,460,900	6,973,905
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	4,198,482	16,751,943
	Mitsubishi UFJ Financial Group, Inc.	11,934,650	48,215,983
	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,638,400	7,823,421
	Mitsui & Co., Ltd., Sponsored ADR	11,723	3,267,200
	Mitsui & Co., Ltd.	1,157,000	16,149,802
	Mitsui Chemicals, Inc.	823,660	16,170,946
	Mitsui Fudosan Co., Ltd.	836,700	15,384,356
	Mitsui OSK Lines, Ltd.	546,400	9,477,128
	Mizuho Financial Group, Inc.	28,808,800	33,545,522

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Mizuho Financial Group, Inc., ADR	64,489	$150,904
	MS&AD Insurance Group Holdings, Inc.	666,953	19,214,971
	Nagase & Co., Ltd.	251,300	3,022,797
	NEC Corp.	404,210	15,511,474
	NGK Insulators, Ltd.	130,100	1,702,075
	NGK Spark Plug Co., Ltd.	270,400	4,048,483
	NH Foods, Ltd.	359,167	12,748,990
	NHK Spring Co., Ltd.	883,400	5,845,268
#	Nikon Corp.	902,000	8,390,235
	Nippo Corp.	285,900	6,429,480
	Nippon Express Co., Ltd.	316,124	15,440,152
	Nippon Kayaku Co., Ltd.	162,000	1,567,183
	Nippon Paper Industries Co., Ltd.	475,600	6,791,747
	Nippon Shokubai Co., Ltd.	115,900	5,473,526
	Nippon Steel Corp.	2,166,993	18,232,277
	Nippon Yusen K.K.	771,300	10,153,019
	Nipro Corp.	136,100	1,522,229
	Nissan Motor Co., Ltd.	6,443,700	21,933,001
	Nitto Denko Corp.	19,300	964,101
	NOK Corp.	378,520	4,408,193
	Nomura Holdings, Inc.	4,281,202	17,765,340
	Nomura Real Estate Holdings, Inc.	521,500	8,479,718
	NSK, Ltd.	1,295,100	8,964,220
	Obayashi Corp.	2,342,282	20,472,940
	Oji Holdings Corp.	3,568,100	18,116,999
	ORIX Corp.	3,324,900	39,125,726
	Panasonic Corp.	1,190,100	9,072,115
	Rengo Co., Ltd.	899,500	7,007,709
	Resona Holdings, Inc.	2,696,600	8,421,577
	Ricoh Co., Ltd.	2,366,400	16,130,538
	Rohm Co., Ltd.	184,800	11,683,759
	Sankyo Co., Ltd.	30,900	848,406
	Sawai Pharmaceutical Co., Ltd.	7,500	409,532
#	SBI Holdings, Inc.	18,500	345,531
	Sega Sammy Holdings, Inc.	52,200	632,290
	Seibu Holdings, Inc.	73,200	878,192
	Seiko Epson Corp.	524,700	5,958,269
	Seino Holdings Co., Ltd.	481,500	5,732,299
	Sekisui House, Ltd.	1,179,800	20,239,126
	Shimamura Co., Ltd.	72,700	4,583,472
	Shimizu Corp.	907,700	6,971,191
*	Shinsei Bank, Ltd.	313,400	3,780,520
	Shizuoka Bank, Ltd. (The)	851,000	5,166,609
#	Showa Denko K.K.	234,100	5,123,965
	SoftBank Group Corp.	1,267,900	54,345,491
	Sojitz Corp.	3,971,000	9,190,234
	Sompo Holdings, Inc.	407,656	13,222,529
	Stanley Electric Co., Ltd.	15,700	357,714
	Subaru Corp.	121,600	2,433,763
	Sumitomo Chemical Co., Ltd.	8,266,400	25,354,710
	Sumitomo Corp.	1,719,300	19,449,055
	Sumitomo Electric Industries, Ltd.	3,161,100	32,522,798
	Sumitomo Forestry Co., Ltd.	598,600	7,395,168
	Sumitomo Heavy Industries, Ltd.	524,600	11,055,508
	Sumitomo Metal Mining Co., Ltd.	682,864	17,019,042
	Sumitomo Mitsui Financial Group, Inc.	2,857,600	75,146,958
	Sumitomo Mitsui Trust Holdings, Inc.	391,543	11,400,467
	Sumitomo Osaka Cement Co., Ltd.	1,300	42,303
	Sumitomo Realty & Development Co., Ltd.	112,300	3,007,679

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Rubber Industries, Ltd.	770,500	$7,478,887
	Suzuken Co., Ltd.	71,300	2,747,790
	Suzuki Motor Corp.	120,200	3,836,213
	T&D Holdings, Inc.	1,767,000	15,273,526
	Taiheiyo Cement Corp.	528,721	10,379,247
	Taisei Corp.	84,600	2,637,159
	Taisho Pharmaceutical Holdings Co., Ltd.	22,600	1,411,964
#	Takashimaya Co., Ltd.	463,917	4,192,497
# *	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	114,441	2,053,065
	Takeda Pharmaceutical Co., Ltd.	131,971	4,759,065
	TDK Corp.	75,700	6,525,911
	Teijin, Ltd.	855,090	13,636,748
	THK Co., Ltd.	197,800	4,728,373
#	Toda Corp.	717,800	4,169,762
	Toho Holdings Co., Ltd.	194,600	4,030,158
	Tokai Rika Co., Ltd.	7,300	92,999
	Tokio Marine Holdings, Inc.	133,719	6,273,521
	Tokyo Broadcasting System Holdings, Inc.	70,800	1,094,630
	Tokyo Tatemono Co., Ltd.	870,300	9,787,912
	Tokyu Fudosan Holdings Corp.	2,556,700	12,507,933
	Toppan Printing Co., Ltd.	656,900	9,758,322
	Toray Industries, Inc.	2,685,900	12,314,063
	Toshiba Corp.	13,600	337,250
	Tosoh Corp.	1,241,700	15,175,728
	Toyo Seikan Group Holdings, Ltd.	458,749	4,653,952
	Toyoda Gosei Co., Ltd.	311,200	5,796,176
	Toyota Industries Corp.	252,000	12,684,072
#	Toyota Motor Corp., Sponsored ADR	208,099	25,718,955
	Toyota Motor Corp.	3,715,890	229,741,821
	Toyota Tsusho Corp.	524,100	12,475,780
	TS Tech Co., Ltd.	145,000	3,931,637
	Tsumura & Co.	17,600	486,857
	TV Asahi Holdings Corp.	31,700	470,575
	Ube Industries, Ltd.	504,100	8,453,450
	Wacoal Holdings Corp.	69,200	1,395,685
	Yamada Denki Co., Ltd.	2,015,900	9,559,702
	Yamaguchi Financial Group, Inc.	155,148	836,139
	Yamaha Motor Co., Ltd.	698,000	8,980,313
	Yamato Kogyo Co., Ltd.	900	17,662
	Yamazaki Baking Co., Ltd.	21,100	373,133
	Yokohama Rubber Co., Ltd. (The)	563,500	7,167,106
	Zeon Corp.	404,300	3,542,552

TOTAL JAPAN			2,217,632,738

NETHERLANDS — (3.8%)
	ABN AMRO Bank NV	1,461,221	11,237,532
#	Aegon NV	4,539,272	11,741,483
#	Aegon NV	523,920	1,362,192
	Akzo Nobel NV	29,483	2,237,434
	ArcelorMittal SA	1,028,238	11,231,625
#	ArcelorMittal SA	726,121	7,972,810
#	Coca-Cola European Partners P.L.C.	28,526	1,139,261
#	ING Groep NV, Sponsored ADR	760,447	4,182,458
	ING Groep NV	6,111,967	34,244,038
	Koninklijke Ahold Delhaize NV	5,195,538	126,149,408
	Koninklijke DSM NV	645,359	79,096,395
	Koninklijke Philips NV	860,632	37,517,079
	Koninklijke Philips NV	33,914	1,489,164
#	Koninklijke Vopak NV	191,677	11,026,569

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	NN Group NV	816,372	$23,615,645
	Randstad NV	272,591	10,970,571

TOTAL NETHERLANDS			375,213,664

NEW ZEALAND — (0.2%)
	Air New Zealand, Ltd.	1,409,371	1,150,785
	Auckland International Airport, Ltd.	2,324,809	8,585,024
	Chorus, Ltd.	89,973	392,646
	EBOS Group, Ltd.	197,874	2,672,479
	Fletcher Building, Ltd.	1,731,262	3,878,889
# *	Fonterra Co-operative Group, Ltd.	284,937	640,011
	Ryman Healthcare, Ltd.	120,157	876,528
	SKYCITY Entertainment Group, Ltd.	96,694	156,055

TOTAL NEW ZEALAND			18,352,417

NORWAY — (0.8%)
	DNB ASA	2,102,699	25,459,285
#	Equinor ASA	1,433,081	19,843,604
	Norsk Hydro ASA	5,166,320	13,106,221
	SpareBank 1 SR-Bank ASA	369,350	2,345,449
	Storebrand ASA	1,436,496	7,211,011
# *	Subsea 7 SA	885,085	4,858,356
	Yara International ASA	285,197	9,686,557

TOTAL NORWAY			82,510,483

PORTUGAL — (0.1%)
*	Banco Espirito Santo SA	2,631,973	0
	EDP Renovaveis SA	541,158	6,634,738

TOTAL PORTUGAL			6,634,738

SINGAPORE — (1.0%)
	CapitaLand, Ltd.	8,450,300	17,929,545
	City Developments, Ltd.	1,714,600	9,584,181
#	Frasers Property, Ltd.	492,700	428,055
	Golden Agri-Resources, Ltd.	730,800	80,364
	Hongkong Land Holdings, Ltd.	1,361,700	5,696,187
	Hutchison Port Holdings Trust	240,500	31,169
	Jardine Cycle & Carriage, Ltd.	17,200	244,548
#	Keppel Corp., Ltd.	6,501,200	27,446,267
	Olam International, Ltd.	464,700	491,995
	Oversea-Chinese Banking Corp., Ltd.	2,143,056	13,673,363
	Sembcorp Industries, Ltd.	527,300	604,078
#	Singapore Airlines, Ltd.	3,017,400	13,048,004
	United Industrial Corp., Ltd.	1,368,070	2,183,673
#	UOL Group, Ltd.	1,203,774	5,789,753
	Wilmar International, Ltd.	2,836,800	7,143,858

TOTAL SINGAPORE			104,375,040

SPAIN — (1.6%)
	Banco Bilbao Vizcaya Argentaria SA	9,752,876	31,879,986
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	584,669	1,870,941
	Banco de Sabadell SA	12,650,341	5,244,781
#	Banco Santander SA	49,743,328	111,145,839
	Bankia SA	1,086,305	1,105,466
	CaixaBank SA	683,271	1,229,290
	Naturgy Energy Group SA	7,109	125,598

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Repsol SA	1,091,516	$9,907,502

TOTAL SPAIN			162,509,403

SWEDEN — (2.5%)
	BillerudKorsnas AB	504,958	6,366,010
#	Boliden AB	1,195,043	24,088,958
*	Dometic Group AB	29,774	198,990
	Getinge AB, Class B	567,120	10,870,157
#	Holmen AB, Class A	5,562	282,521
	Holmen AB, Class B	400,155	11,480,513
#	Husqvarna AB, Class B	132,968	800,107
	ICA Gruppen AB	165,222	7,229,353
#	Intrum AB	198,388	3,024,093
#	Millicom International Cellular SA	133,262	3,462,958
*	Pandox AB	92,987	985,300
	Peab AB, Class B	213,986	1,630,133
# *	Saab AB, Class B	77,854	1,775,858
	Skandinaviska Enskilda Banken AB, Class A	4,227,536	34,803,020
#	Skandinaviska Enskilda Banken AB, Class C	28,685	256,278
#	SKF AB, Class B	1,179,544	18,617,465
# *	SSAB AB, Class A	546,342	1,312,373
*	SSAB AB, Class B	1,359,160	3,141,301
# *	Svenska Cellulosa AB SCA, Class A	63,918	685,428
*	Svenska Cellulosa AB SCA, Class B	1,670,968	17,723,477
# *	Svenska Handelsbanken AB, Class A	1,957,160	17,863,660
# *	Svenska Handelsbanken AB, Class B	37,204	371,303
#	Swedbank AB, Class A	1,420,649	16,812,160
	Tele2 AB, Class B	140,411	1,810,545
#	Telia Co. AB	7,857,507	27,320,256
*	Trelleborg AB, Class B	662,912	8,441,465
	Volvo AB, Class A	105,545	1,349,214
	Volvo AB, Class B	2,416,322	30,964,109

TOTAL SWEDEN			253,667,005

SWITZERLAND — (9.9%)
#	ABB, Ltd.	3,432,303	65,152,902
	Adecco Group AG	683,506	29,910,703
*	Alcon, Inc.	63,250	3,340,254
*	Alcon, Inc.	507,291	26,773,268
	Baloise Holding AG	158,794	23,758,348
	Banque Cantonale Vaudoise	4,976	4,393,659
	Barry Callebaut AG	484	947,686
	Chocoladefabriken Lindt & Spruengli AG	6	503,738
#	Cie Financiere Richemont SA	1,165,784	66,138,927
	Clariant AG	157,372	2,909,139
	Credit Suisse Group AG	1,363,427	12,448,957
#	Credit Suisse Group AG, Sponsored ADR	1,052,790	9,517,222
	Helvetia Holding AG	777	70,828
	Julius Baer Group, Ltd.	716,015	28,121,601
	LafargeHolcim, Ltd.	804,630	33,418,665
	LafargeHolcim, Ltd.	375,078	15,684,805
	Lonza Group AG	216,456	94,518,883
	Novartis AG, Sponsored ADR	404,674	34,288,028
	Novartis AG	1,892,838	161,531,867
#	Swatch Group AG (The)	140,299	28,152,634
	Swatch Group AG (The)	193,338	7,516,479
	Swiss Life Holding AG	104,266	36,975,140
	Swiss Prime Site AG	120,516	11,473,906

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Swiss Re AG	324,348	$23,569,167
	Swisscom AG	76,438	39,716,563
	UBS Group AG	6,275,625	67,196,220
# *	UBS Group AG	1,233,581	13,273,332
	Vifor Pharma AG	55,433	8,316,280
	Zurich Insurance Group AG	445,436	141,227,411

TOTAL SWITZERLAND			990,846,612

UNITED KINGDOM — (12.1%)
	3i Group P.L.C.	794,832	7,808,319
	Anglo American P.L.C.	2,969,516	52,812,987
	Antofagasta P.L.C.	246,621	2,525,379
	Aviva P.L.C.	16,319,347	49,351,778
#	Barclays P.L.C., Sponsored ADR	6,849,198	36,232,257
	Barclays P.L.C.	191,609	255,855
	Barratt Developments P.L.C.	3,763,582	24,536,131
#	BP P.L.C., Sponsored ADR	4,082,613	97,166,189
#	British American Tobacco P.L.C., Sponsored ADR	838,885	32,003,463
	British American Tobacco P.L.C.	3,024,009	116,558,048
	Carnival P.L.C.	102,449	1,411,770
	Carnival P.L.C., ADR	20,467	284,901
	Glencore P.L.C.	26,692,936	50,007,591
	GVC Holdings P.L.C.	69,102	655,903
	HSBC Holdings P.L.C.	13,949,143	71,697,993
#	HSBC Holdings P.L.C., Sponsored ADR	2,590,482	66,653,102
	Investec P.L.C.	1,312,079	2,692,852
#	J Sainsbury P.L.C.	8,162,535	20,314,860
	John Wood Group P.L.C.	489,484	1,239,415
	Kingfisher P.L.C.	7,975,671	15,822,068
	Lloyds Banking Group P.L.C.	181,694,609	73,515,093
#	Lloyds Banking Group P.L.C., ADR	1,844,768	2,896,286
	M&G P.L.C.	895,484	1,484,556
	Melrose Industries P.L.C.	4,733,470	5,916,375
#	Micro Focus International P.L.C., Sponsored ADR	89,287	529,475
	Micro Focus International P.L.C.	55,780	330,707
*	Ninety One P.L.C.	656,039	1,402,200
	Pearson P.L.C.	515,601	2,973,287
#	Pearson P.L.C., Sponsored ADR	1,119,256	6,558,840
	Phoenix Group Holdings P.L.C.	577,549	4,382,627
	Royal Bank of Scotland Group P.L.C.	5,175,515	7,220,420
#	Royal Bank of Scotland Group P.L.C., Sponsored ADR	1,051,278	2,975,117
	Royal Dutch Shell P.L.C., Class A	136,125	2,241,196
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	3,293,873	109,126,000
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,809,546	121,791,186
	Royal Dutch Shell P.L.C., Class B	141,340	2,262,661
	Royal Mail P.L.C.	63,561	132,642
	Standard Chartered P.L.C.	4,078,355	20,839,103
	Standard Life Aberdeen P.L.C.	1,657,765	4,591,445
	Vodafone Group P.L.C.	58,351,986	82,315,615
#	Vodafone Group P.L.C., Sponsored ADR	4,011,201	56,718,386
	Wm Morrison Supermarkets P.L.C.	9,034,593	20,763,055
#	WPP P.L.C., Sponsored ADR	150,428	5,823,068
	WPP P.L.C.	2,296,513	17,818,919

TOTAL UNITED KINGDOM			1,204,639,120

UNITED STATES — (0.0%)
#	Ovintiv, Inc.	272,952	1,727,784

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
	UNITED STATES — (Continued)
#	Ovintiv, Inc.	513,177	$3,207,471

TOTAL UNITED STATES			4,935,255

TOTAL COMMON STOCKS			9,255,218,641

	PREFERRED STOCKS — (1.2%)

	GERMANY — (1.2%)
	Bayerische Motoren Werke AG	157,620	7,393,368
	Porsche Automobil Holding SE	322,304	16,274,324
	Volkswagen AG	701,336	97,577,684

TOTAL GERMANY			121,245,376

	TOTAL INVESTMENT SECURITIES (Cost $12,176,939,773)		9,376,464,017

			Value†
	SECURITIES LENDING COLLATERAL — (6.0%)
@ §	The DFA Short Term Investment Fund	51,443,536	595,253,156

	TOTAL INVESTMENTS — (100.0%) (Cost $12,772,010,330)		$9,971,717,173

ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2020, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	843	06/19/20	$110,079,331	$122,336,160	$12,256,829

Total Futures Contracts			$110,079,331	$122,336,160	$12,256,829

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$17,488,877	$540,077,228	—	$557,566,105
Austria	—	6,088,524	—	6,088,524
Belgium	—	84,995,171	—	84,995,171
Canada	772,949,393	—	—	772,949,393
Denmark	—	208,549,983	—	208,549,983
Finland	—	85,583,544	—	85,583,544
France	—	873,576,161	—	873,576,161
Germany	12,443,228	662,414,945	—	674,858,173

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hong Kong	—	$321,480,530	—	$321,480,530
Ireland	$9,952,853	22,986,909	—	32,939,762
Israel	9,667,343	35,585,256	—	45,252,599
Italy	22,678,802	147,383,419	—	170,062,221
Japan	48,568,329	2,169,064,409	—	2,217,632,738
Netherlands	15,006,624	360,207,040	—	375,213,664
New Zealand	—	18,352,417	—	18,352,417
Norway	—	82,510,483	—	82,510,483
Portugal	—	6,634,738	—	6,634,738
Singapore	—	104,375,040	—	104,375,040
Spain	1,870,941	160,638,462	—	162,509,403
Sweden	—	253,667,005	—	253,667,005
Switzerland	60,418,836	930,427,776	—	990,846,612
United Kingdom	540,160,470	664,478,650	—	1,204,639,120
United States	4,935,255	—	—	4,935,255
Preferred Stocks
Germany	—	121,245,376	—	121,245,376
Securities Lending Collateral	—	595,253,156	—	595,253,156
Futures Contracts**	12,256,829	—	—	12,256,829

TOTAL	$1,528,397,780	$8,455,576,222	—	$9,983,974,002

**	Valued at the unrealized appreciation/(depreciation) on the investment.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (2.7%)
	Adways, Inc.	22,400	$55,340
	Aeria, Inc.	15,800	86,895
#	Akatsuki, Inc.	30,200	1,132,368
# *	AlphaPolis Co., Ltd.	10,700	234,062
	Amuse, Inc.	7,400	153,846
	AOI TYO Holdings, Inc.	147,231	605,784
	Asahi Broadcasting Group Holdings Corp.	70,300	452,930
#	Asahi Net, Inc.	102,300	926,398
	Ateam, Inc.	77,600	508,845
# *	Atrae, Inc.	34,800	827,689
	Avex, Inc.	270,800	2,049,697
# *	Bengo4.com, Inc.	25,100	1,587,569
*	Broadmedia Corp.	55,200	40,819
	Ceres, Inc.	24,900	189,341
	Daiichikosho Co., Ltd.	29,900	897,425
	DeNA Co., Ltd.	20,000	246,202
	Dip Corp.	215,000	4,588,606
*	Drecom Co., Ltd.	13,400	66,970
# *	eBook Initiative Japan Co., Ltd.	14,200	297,578
	Extreme Co., Ltd.	17,300	215,798
#	Faith, Inc.	60,910	358,900
	FAN Communications, Inc.	328,900	1,381,988
*	Fibergate, Inc.	3,000	35,182
#	Freebit Co., Ltd.	55,300	381,384
#	Full Speed, Inc.	41,900	161,690
*	GA Technologies Co., Ltd.	800	20,714
	Gakken Holdings Co., Ltd.	152,400	2,507,698
	Gree, Inc.	874,000	3,435,959
	GungHo Online Entertainment, Inc.	117,100	1,815,938
	Gurunavi, Inc.	213,800	1,139,898
#	Imagica Group, Inc.	118,100	395,862
	Intage Holdings, Inc.	230,400	1,648,326
	Internet Initiative Japan, Inc.	194,900	6,661,992
	ITmedia, Inc.	30,000	271,748
# *	Itokuro, Inc.	54,600	715,388
	Kadokawa Corp.	370,816	5,331,396
#	Kamakura Shinsho, Ltd.	61,100	609,131
*	KLab, Inc.	141,900	960,317
	LIFULL Co., Ltd.	327,500	1,000,216
	Macromill, Inc.	261,900	1,662,149
	MarkLines Co., Ltd.	67,000	1,082,491
	Marvelous, Inc.	240,400	1,198,285
#	Members Co., Ltd.	45,500	602,271
#	Mixi, Inc.	245,000	4,227,268
# *	Mobile Factory, Inc.	10,500	96,069
	MTI, Ltd.	179,700	921,174
	Okinawa Cellular Telephone Co.	86,400	3,299,203
*	PR Times, Inc.	600	11,771
	Proto Corp.	181,400	1,620,355
# *	Shobunsha Holdings, Inc.	239,700	880,372
	SKY Perfect JSAT Holdings, Inc.	1,023,200	3,846,575
#	SoldOut, Inc.	6,300	127,617
*	Synchro Food Co., Ltd.	47,900	128,019
	Toei Animation Co., Ltd.	38,900	1,921,365

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Toei Co., Ltd.	11,400	$1,415,899
	Tohokushinsha Film Corp.	90,500	484,677
#	Tokyu Recreation Co., Ltd.	19,600	804,041
	Tow Co., Ltd.	272,000	704,250
	TV Asahi Holdings Corp.	27,900	414,165
	Tv Tokyo Holdings Corp.	102,900	2,289,967
#	Usen-Next Holdings Co., Ltd.	52,500	682,159
#	ValueCommerce Co., Ltd.	113,500	2,325,722
#	V-Cube, Inc.	80,700	893,322
*	Vector, Inc.	206,200	1,349,523
*	Vision, Inc.	121,300	835,748
	Wowow, Inc.	44,800	1,061,165
*	Zappallas, Inc.	36,300	115,013
	Zenrin Co., Ltd.	261,450	2,755,982
#	ZIGExN Co., Ltd.	436,900	1,273,474

TOTAL COMMUNICATION SERVICES			83,027,980

CONSUMER DISCRETIONARY — (16.5%)
	Adastria Co., Ltd.	165,140	2,282,711
#	Adventure, Inc.	8,800	249,810
#	Aeon Fantasy Co., Ltd.	57,532	899,110
*	AGORA Hospitality Group Co., Ltd.	341,200	65,884
	Ahresty Corp.	158,000	543,172
	Aigan Co., Ltd.	60,800	119,368
	Ainavo Holdings Co., Ltd.	5,600	37,725
	Aisan Industry Co., Ltd.	254,300	1,348,490
# *	Akebono Brake Industry Co., Ltd.	225,300	411,888
#	Alleanza Holdings Co., Ltd.	88,400	689,988
	Alpen Co., Ltd.	116,700	1,789,531
#	Alpha Corp.	52,600	444,314
	Amiyaki Tei Co., Ltd.	31,500	825,856
	AOKI Holdings, Inc.	285,200	1,732,722
	Aoyama Trading Co., Ltd.	336,500	2,842,701
	Arata Corp.	97,000	4,006,130
	Arcland Sakamoto Co., Ltd.	205,400	1,958,634
	Arcland Service Holdings Co., Ltd.	77,100	1,196,297
	Asahi Co., Ltd.	102,000	1,225,296
	Asante, Inc.	49,700	671,003
#	Ashimori Industry Co., Ltd.	30,899	242,897
	ASKUL Corp.	69,100	1,972,884
# *	Asti Corp.	20,800	254,468
#	Atom Corp.	730,700	5,711,202
	Atsugi Co., Ltd.	119,400	685,949
*	Aucfan Co., Ltd.	3,100	21,321
# *	Aucnet, Inc.	28,200	284,854
	Autobacs Seven Co., Ltd.	548,500	6,405,101
#	Avantia Co., Ltd.	74,800	466,032
	Baroque Japan, Ltd.	91,600	491,562
*	Beaglee, Inc.	35,300	497,311
#	Beauty Garage, Inc.	18,600	259,853
	Beenos, Inc.	7,100	66,127
	Belluna Co., Ltd.	379,100	1,770,985
	Bic Camera, Inc.	317,700	2,941,186
#	Bookoff Group Holdings, Ltd.	68,800	502,062
#	BRONCO BILLY Co., Ltd.	72,900	1,392,335
#	Can Do Co., Ltd.	67,900	1,202,301
	Central Automotive Products, Ltd.	85,400	1,437,944
#	Central Sports Co., Ltd.	52,100	1,070,867
#	Chikaranomoto Holdings Co., Ltd.	35,400	203,791

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	CHIMNEY Co., Ltd.	37,900	$570,064
	Chiyoda Co., Ltd.	124,200	1,189,776
	Chofu Seisakusho Co., Ltd.	135,700	2,970,988
#	Choushimaru Co., Ltd.	7,600	79,220
	Chuo Spring Co., Ltd.	20,000	506,505
	Cleanup Corp.	147,500	708,438
#	Colowide Co., Ltd.	351,400	4,839,141
	Corona Corp.	105,500	935,715
#	Create Restaurants Holdings, Inc.	629,100	3,469,882
	Cross Plus, Inc.	9,800	42,498
*	Curves Holdings Co., Ltd.	253,600	1,214,652
	Daido Metal Co., Ltd.	305,400	1,524,643
#	Daidoh, Ltd.	105,400	194,340
	Daikoku Denki Co., Ltd.	60,900	658,997
	Daikyonishikawa Corp.	274,100	1,357,766
	Dainichi Co., Ltd.	68,900	430,369
	Daisyo Corp.	2,200	24,560
	DCM Holdings Co., Ltd.	713,300	6,969,748
	DD Holdings Co., Ltd.	58,200	426,209
*	Descente, Ltd.	182,100	2,424,616
	Doshisha Co., Ltd.	174,400	2,145,703
	Doutor Nichires Holdings Co., Ltd.	192,186	2,908,506
#	Dynic Corp.	42,200	293,149
	Eagle Industry Co., Ltd.	198,600	1,249,260
#	EAT&Co, Ltd.	33,000	525,786
#	EDION Corp.	552,600	4,803,344
#	Enigmo, Inc.	147,600	1,277,033
	ES-Con Japan, Ltd.	179,200	1,205,495
	ESCRIT, Inc.	47,100	172,029
	Eslead Corp.	57,200	717,795
#	ESTELLE Holdings Co., Ltd.	12,600	66,926
	Exedy Corp.	212,500	3,423,824
	FCC Co., Ltd.	270,100	3,843,031
	Felissimo Corp.	17,800	163,480
	Fields Corp.	119,200	364,236
	Fine Sinter Co., Ltd.	10,300	156,422
#	First Juken Co., Ltd.	42,500	373,749
	First-corp, Inc.	45,300	207,522
#	FJ Next Co., Ltd.	116,100	879,541
	Foster Electric Co., Ltd.	151,200	1,644,395
#	France Bed Holdings Co., Ltd.	153,900	1,257,581
#	F-Tech, Inc.	102,800	443,590
	Fuji Co., Ltd.	130,800	2,089,028
#	Fuji Corp.	38,000	626,716
	Fuji Corp., Ltd.	197,800	932,385
#	Fuji Kyuko Co., Ltd.	56,700	1,636,007
	Fujibo Holdings, Inc.	75,100	2,007,852
	Fujikura Composites, Inc.	141,700	479,403
#	Fujio Food System Co., Ltd.	100,600	1,231,114
	Fujishoji Co., Ltd.	55,100	335,709
#	Fujita Kanko, Inc.	44,200	712,509
	Fujitsu General, Ltd.	151,200	2,503,292
	FuKoKu Co., Ltd.	67,200	369,139
*	Funai Electric Co., Ltd.	135,600	560,904
#	Furukawa Battery Co., Ltd. (The)	101,100	519,176
	Furyu Corp.	100,400	770,944
	Futaba Industrial Co., Ltd.	432,000	2,053,610
#	Gakkyusha Co., Ltd.	50,900	519,217
	Genki Sushi Co., Ltd.	38,000	823,637

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Geo Holdings Corp.	242,700	$3,177,447
#	Gfoot Co., Ltd.	87,000	349,650
	GLOBERIDE, Inc.	62,099	1,107,427
#	Gokurakuyu Holdings Co., Ltd.	82,500	287,444
#	Golf Digest Online, Inc.	61,600	279,955
	Greens Co., Ltd.	32,000	124,630
	GSI Creos Corp.	31,592	303,998
	G-Tekt Corp.	147,400	1,507,710
	Gunze, Ltd.	121,300	4,111,825
	H2O Retailing Corp.	376,200	2,950,605
	Hagihara Industries, Inc.	87,700	1,081,316
#	Hakuyosha Co., Ltd.	12,900	319,865
#	Hamee Corp.	36,100	435,932
	Handsman Co., Ltd.	39,600	455,525
	Happinet Corp.	117,900	1,161,864
#	Harada Industry Co., Ltd.	28,400	219,822
	Hard Off Corp. Co., Ltd.	67,300	417,877
	Haruyama Holdings, Inc.	59,700	408,757
	Heian Ceremony Service Co., Ltd.	8,300	63,679
	Heiwa Corp.	12,200	205,424
	Hiday Hidaka Corp.	163,365	2,519,998
	HI-LEX Corp.	115,600	1,249,733
#	Himaraya Co., Ltd.	32,100	218,663
	Hinokiya Group Co., Ltd.	42,000	578,077
*	Hiramatsu, Inc.	75,200	100,872
#	HIS Co., Ltd.	171,400	2,256,850
	H-One Co., Ltd.	143,000	700,590
#	Honeys Holdings Co., Ltd.	158,440	1,607,849
	Hoosiers Holdings	337,100	1,900,761
#	Hotland Co., Ltd.	41,100	387,164
#	House Do Co., Ltd.	28,700	212,045
#	HUB Co., Ltd.	27,300	161,051
#	I K K, Inc.	56,900	326,188
#	IBJ, Inc.	86,800	552,530
	Ichibanya Co., Ltd.	103,458	4,297,378
	Ichikoh Industries, Ltd.	162,000	716,235
	IDOM, Inc.	399,100	1,597,618
	IJTT Co., Ltd.	170,180	699,616
	Imasen Electric Industrial	126,500	883,665
*	Istyle, Inc.	10,400	22,988
	Janome Sewing Machine Co., Ltd.	105,200	377,098
#	Japan Best Rescue System Co., Ltd.	114,400	808,831
	Japan Wool Textile Co., Ltd. (The)	369,000	3,233,865
#	JFLA Holdings, Inc.	106,300	325,471
	JINS Holdings, Inc.	98,700	5,206,272
#	Joban Kosan Co., Ltd.	46,199	558,100
	Joshin Denki Co., Ltd.	127,000	2,462,250
	Joyful Honda Co., Ltd.	15,000	182,632
	JP-Holdings, Inc.	351,000	878,889
	JVCKenwood Corp.	747,400	1,187,961
	Kappa Create Co., Ltd.	79,600	978,569
	Kasai Kogyo Co., Ltd.	182,100	846,301
	Kawai Musical Instruments Manufacturing Co., Ltd.	36,500	921,261
	Keihin Corp.	340,100	8,112,526
	Keiyo Co., Ltd.	261,000	1,393,777
	KFC Holdings Japan, Ltd.	69,400	1,672,097
	King Co., Ltd.	54,100	237,125
	Kintetsu Department Store Co., Ltd.	53,900	1,300,404
	Ki-Star Real Estate Co., Ltd.	50,600	504,924

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	KNT-CT Holdings Co., Ltd.	57,800	$484,407
	Kohnan Shoji Co., Ltd.	152,700	3,544,117
	Kojima Co., Ltd.	189,400	688,923
#	Komatsu Matere Co., Ltd.	229,100	1,599,312
	KOMEDA Holdings Co., Ltd.	334,600	5,084,031
	Komehyo Co., Ltd.	53,500	416,099
	Komeri Co., Ltd.	233,000	4,525,661
#	Konaka Co., Ltd.	173,606	520,950
#	Koshidaka Holdings Co., Ltd.	188,000	816,149
#	Kourakuen Holdings Corp.	80,400	1,091,035
	KU Holdings Co., Ltd.	124,300	925,179
#	Kura Sushi, Inc.	66,900	2,592,837
	Kurabo Industries, Ltd.	125,400	2,870,900
	Kushikatsu Tanaka Holdings Co.	8,000	100,499
*	KYB Corp.	164,800	3,313,989
	Kyoritsu Maintenance Co., Ltd.	156,262	3,769,803
	Kyoto Kimono Yuzen Co., Ltd.	29,100	62,971
*	Laox Co., Ltd.	104,500	141,725
#	LEC, Inc.	182,800	2,017,440
*	Litalico, Inc.	42,200	884,412
	LIXIL VIVA Corp.	173,800	2,958,191
	Look Holdings, Inc.	24,200	177,327
	Mamiya-Op Co., Ltd.	32,700	210,853
	Mars Group Holdings Corp.	91,600	1,430,084
	Maruzen CHI Holdings Co., Ltd.	106,300	370,999
	Matsuya Co., Ltd.	17,700	101,856
	Matsuyafoods Holdings Co., Ltd.	68,500	2,459,786
	Media Do Holdings Co., Ltd.	32,700	1,253,396
#	Meiko Network Japan Co., Ltd.	155,100	1,126,901
	Meiwa Estate Co., Ltd.	90,400	366,538
	Mikuni Corp.	170,000	392,185
*	Mitsuba Corp.	219,790	923,685
	Mizuno Corp.	137,400	2,383,664
	Monogatari Corp. (The)	33,400	1,986,881
	Morito Co., Ltd.	105,900	653,665
#	MrMax Holdings, Ltd.	158,200	615,677
	Murakami Corp.	30,200	634,379
	Musashi Seimitsu Industry Co., Ltd.	360,100	2,915,555
	Nafco Co., Ltd.	50,300	549,123
	Nagase Brothers, Inc.	200	10,114
	Nagawa Co., Ltd.	45,500	3,158,894
	Nakayamafuku Co., Ltd.	74,400	324,287
#	New Art Holdings Co., Ltd.	8,934	45,594
#	Nextage Co., Ltd.	193,700	1,306,442
	NHK Spring Co., Ltd.	366,500	2,425,052
	Nichirin Co., Ltd.	62,260	715,814
	Nihon House Holdings Co., Ltd.	283,600	729,791
	Nihon Plast Co., Ltd.	120,500	485,865
	Nihon Tokushu Toryo Co., Ltd.	86,400	689,264
	Nikki Co., Ltd.	2,100	38,947
	Nippon Felt Co., Ltd.	84,000	357,442
	Nippon Piston Ring Co., Ltd.	46,000	502,105
	Nippon Seiki Co., Ltd.	355,100	3,821,025
	Nishikawa Rubber Co., Ltd.	32,400	331,737
	Nishimatsuya Chain Co., Ltd.	356,700	2,821,921
	Nissan Shatai Co., Ltd.	521,000	4,170,818
	Nissan Tokyo Sales Holdings Co., Ltd.	178,000	350,889
	Nissin Kogyo Co., Ltd.	316,900	6,575,092
	Nittan Valve Co., Ltd.	93,500	172,255

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Nojima Corp.	228,900	$3,967,526
	Ohashi Technica, Inc.	73,600	980,082
	Ohsho Food Service Corp.	101,300	5,389,260
*	Oisix ra daichi, Inc.	63,300	999,470
	Onward Holdings Co., Ltd.	690,900	2,161,610
#	Ootoya Holdings Co., Ltd.	40,200	733,408
*	Open Door, Inc.	53,800	476,986
#	Ozu Corp.	19,000	331,289
	Pacific Industrial Co., Ltd.	356,000	3,016,778
	PAL GROUP Holdings Co., Ltd.	152,500	1,783,898
#	PAPYLESS Co., Ltd.	34,600	663,575
	Paris Miki Holdings, Inc.	175,600	434,897
	PC Depot Corp.	223,881	1,120,462
	People Co., Ltd.	19,600	148,833
#	Pepper Food Service Co., Ltd.	59,000	256,616
#	PIA Corp.	35,100	955,412
	Piolax, Inc.	215,700	3,211,256
	Plenus Co., Ltd.	72,900	1,194,029
	Press Kogyo Co., Ltd.	636,000	1,567,522
#	Pressance Corp.	281,800	2,884,025
	QB Net Holdings Co., Ltd.	5,000	84,524
# *	Raccoon Holdings, Inc.	90,200	539,259
	Regal Corp.	1,500	32,131
	Renaissance, Inc.	92,200	861,883
# *	Renown, Inc.	249,800	179,656
	Resorttrust, Inc.	439,700	4,508,141
	Rhythm Watch Co., Ltd.	53,800	318,556
#	Riberesute Corp.	49,800	369,705
#	Ride On Express Holdings Co., Ltd.	54,600	753,660
# *	Right On Co., Ltd.	113,425	497,414
	Riken Corp.	66,000	1,760,596
#	Ringer Hut Co., Ltd.	137,700	2,757,875
	Riso Kyoiku Co., Ltd.	626,300	1,487,970
#	Round One Corp.	503,400	4,122,100
#	Royal Holdings Co., Ltd.	179,100	2,950,183
*	Royal Hotel, Ltd. (The)	2,100	24,951
	Sac’s Bar Holdings, Inc.	138,350	709,795
	Saizeriya Co., Ltd.	209,200	4,146,964
	Sakai Ovex Co., Ltd.	32,199	613,418
	San Holdings, Inc.	62,200	739,873
*	Sanden Holdings Corp.	104,200	333,884
	Sanei Architecture Planning Co., Ltd.	68,500	760,006
	Sangetsu Corp.	318,650	4,742,488
	Sankyo Seiko Co., Ltd.	252,500	1,086,989
#	Sanoh Industrial Co., Ltd.	193,000	1,247,608
	Sanyei Corp.	4,300	107,733
	Sanyo Electric Railway Co., Ltd.	126,498	2,496,347
#	Sanyo Shokai, Ltd.	89,399	746,501
	Scroll Corp.	202,300	609,628
#	Seiko Holdings Corp.	201,682	3,348,626
	Seiren Co., Ltd.	367,000	4,345,270
	Senshukai Co., Ltd.	193,500	630,300
#	SFP Holdings Co., Ltd.	61,800	768,902
# *	Shidax Corp.	143,400	355,275
#	Shikibo, Ltd.	65,500	646,322
	Shimachu Co., Ltd.	259,400	6,478,228
	Shimojima Co., Ltd.	46,100	530,414
	Shoei Co., Ltd.	182,800	3,477,432
	Showa Corp.	399,000	8,384,143

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Silver Life Co., Ltd.	2,000	$37,802
	Snow Peak, Inc.	62,700	451,546
	SNT Corp.	237,700	553,714
	Soft99 Corp.	83,400	637,240
	Sotoh Co., Ltd.	47,400	411,579
	Space Value Holdings Co., Ltd.	239,300	754,910
	SPK Corp.	45,400	547,977
# *	SRS Holdings Co., Ltd.	132,600	1,038,319
	St Marc Holdings Co., Ltd.	119,200	1,990,329
	Starts Corp., Inc.	257,600	4,983,313
	Step Co., Ltd.	63,200	809,234
	Studio Alice Co., Ltd.	63,600	856,289
#	Suminoe Textile Co., Ltd.	34,700	573,845
	Sumitomo Riko Co., Ltd.	290,800	1,555,165
	Suncall Corp.	132,600	474,247
	Syuppin Co., Ltd.	124,400	836,794
	T RAD Co., Ltd.	48,200	604,467
	Tachikawa Corp.	69,800	709,435
	Tachi-S Co., Ltd.	225,040	1,968,862
	Taiho Kogyo Co., Ltd.	118,300	569,148
#	Takashimaya Co., Ltd.	425,300	3,843,509
	Take And Give Needs Co., Ltd.	65,910	418,517
	Takihyo Co., Ltd.	34,800	522,701
#	Tama Home Co., Ltd.	91,000	1,056,173
	Tamron Co., Ltd.	114,800	1,909,967
#	Tbk Co., Ltd.	163,200	721,163
#	Tear Corp.	60,900	285,915
#	Temairazu, Inc.	5,400	220,111
#	Tenpos Holdings Co., Ltd.	27,600	487,730
	T-Gaia Corp.	157,400	3,126,899
	Tigers Polymer Corp.	87,800	371,196
	Toa Corp.	183,900	1,221,456
	Toabo Corp.	45,799	204,101
	Tokai Rika Co., Ltd.	306,800	3,908,501
#	Token Corp.	50,150	3,443,132
*	Tokyo Base Co., Ltd.	109,300	292,969
#	Tokyo Dome Corp.	537,700	3,928,215
#	Tokyo Individualized Educational Institute, Inc.	78,300	392,500
#	Tokyo Radiator Manufacturing Co., Ltd.	24,300	118,583
	Tokyotokeiba Co., Ltd.	76,000	2,504,448
	Tomy Co., Ltd.	641,393	5,180,433
	Topre Corp.	253,700	2,934,749
#	Toridoll Holdings Corp.	331,800	3,788,376
	Torikizoku Co., Ltd.	27,900	399,644
	Tosho Co., Ltd.	122,000	1,101,410
#	Toyo Tire Corp.	426,100	4,989,315
	TPR Co., Ltd.	169,600	1,979,824
	Treasure Factory Co., Ltd.	10,300	64,974
	TS Tech Co., Ltd.	120,400	3,264,615
	TSI Holdings Co., Ltd.	459,295	1,778,172
	Tsukada Global Holdings, Inc.	95,600	317,384
	Tsukamoto Corp. Co., Ltd.	19,000	198,226
	Tsutsumi Jewelry Co., Ltd.	54,700	844,293
# *	Umenohana Co., Ltd.	22,200	269,951
	Unipres Corp.	298,800	2,620,318
	United Arrows, Ltd.	164,000	2,556,198
# *	Unitika, Ltd.	265,600	796,387
	Universal Entertainment Corp.	35,300	578,925
# *	VIA Holdings, Inc.	153,400	640,427

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Village Vanguard Co., Ltd.	35,500	$294,237
# *	Visionary Holdings Co., Ltd.	50,109	149,845
	VT Holdings Co., Ltd.	607,500	1,669,643
	Wacoal Holdings Corp.	317,400	6,401,598
	Waseda Academy Co., Ltd.	30,400	275,427
#	WATAMI Co., Ltd.	165,400	1,584,025
	Watts Co., Ltd.	52,100	310,797
#	Weds Co., Ltd.	14,500	59,942
	World Co., Ltd.	13,100	153,689
	Xebio Holdings Co., Ltd.	194,800	1,610,703
	Yachiyo Industry Co., Ltd.	54,900	220,100
	Yagi & Co., Ltd.	18,600	252,788
	Yamato International, Inc.	100,500	315,280
#	Yasunaga Corp.	54,500	499,832
	Yellow Hat, Ltd.	258,200	3,587,484
	Yomiuri Land Co., Ltd.	31,500	1,011,063
#	Yondoshi Holdings, Inc.	121,420	1,967,973
	Yorozu Corp.	148,900	1,574,427
	Yoshinoya Holdings Co., Ltd.	293,700	6,069,491
	Yossix Co., Ltd.	22,600	382,443
	Yutaka Giken Co., Ltd.	8,700	112,722

TOTAL CONSUMER DISCRETIONARY			498,177,151

CONSUMER STAPLES — (7.9%)
	Aeon Hokkaido Corp.	230,800	1,647,320
	AFC-HD AMS Life Science Co., Ltd.	48,300	267,838
	Albis Co., Ltd.	38,700	753,014
	Arcs Co., Ltd.	292,900	5,495,676
	Artnature, Inc.	130,100	819,529
	Axial Retailing, Inc.	120,300	4,565,355
	Belc Co., Ltd.	78,700	4,592,797
#	Bourbon Corp.	50,700	842,291
	Bull-Dog Sauce Co., Ltd.	3,000	30,513
	Cawachi, Ltd.	55,400	1,310,004
#	C’BON COSMETICS Co., Ltd.	10,800	215,724
	Chubu Shiryo Co., Ltd.	169,300	2,595,254
	Chuo Gyorui Co., Ltd.	9,800	220,579
	cocokara fine, Inc.	147,860	6,973,253
	Como Co., Ltd.	2,600	59,827
#	Cota Co., Ltd.	92,642	1,057,156
#	Create SD Holdings Co., Ltd.	175,000	4,986,316
#	Daikokutenbussan Co., Ltd.	42,000	1,721,602
	Delica Foods Holdings Co., Ltd.	66,700	380,409
#	DyDo Group Holdings, Inc.	58,800	2,324,710
	Earth Corp.	32,100	1,861,934
	Ebara Foods Industry, Inc.	27,900	566,830
	Eco’s Co., Ltd.	49,200	879,813
#	Ensuiko Sugar Refining Co., Ltd.	86,200	164,566
	Feed One Co., Ltd.	852,640	1,329,188
*	First Baking Co., Ltd.	12,000	101,828
	Fujicco Co., Ltd.	139,400	2,505,740
	Fujiya Co., Ltd.	67,800	1,272,725
#	G-7 Holdings, Inc.	85,300	1,853,481
	Genky DrugStores Co., Ltd.	53,900	1,228,395
#	HABA Laboratories, Inc.	16,100	617,282
	Hagoromo Foods Corp.	19,500	509,321
	Halows Co., Ltd.	55,900	1,553,961
	Hayashikane Sangyo Co., Ltd.	29,400	154,689
	Heiwado Co., Ltd.	216,500	3,689,750

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	$635,096
	Hokuto Corp.	173,900	3,115,139
	Ichimasa Kamaboko Co., Ltd.	37,500	344,541
#	Imuraya Group Co., Ltd.	60,500	1,061,095
	Inageya Co., Ltd.	34,900	560,059
	Itochu-Shokuhin Co., Ltd.	36,700	1,614,912
#	Itoham Yonekyu Holdings, Inc.	329,400	1,911,025
	Iwatsuka Confectionery Co., Ltd.	7,700	231,773
	JM Holdings Co., Ltd.	71,100	1,739,558
	J-Oil Mills, Inc.	72,300	2,759,872
#	Kadoya Sesame Mills, Inc.	15,600	542,802
#	Kakiyasu Honten Co., Ltd.	56,900	1,211,511
	Kameda Seika Co., Ltd.	93,400	4,479,042
#	Kaneko Seeds Co., Ltd.	41,300	567,087
	Kanemi Co., Ltd.	2,000	53,269
	Kansai Super Market, Ltd.	89,900	946,006
	Kato Sangyo Co., Ltd.	183,400	6,220,941
	Kenko Mayonnaise Co., Ltd.	88,100	1,619,178
	Key Coffee, Inc.	11,700	242,527
#	Kirindo Holdings Co., Ltd.	45,900	903,049
#	Kitanotatsujin Corp.	258,100	1,226,082
	Kotobuki Spirits Co., Ltd.	61,900	2,417,737
	Kusuri no Aoki Holdings Co., Ltd.	1,400	110,130
	Kyokuyo Co., Ltd.	69,599	1,663,063
#	Lacto Japan Co., Ltd.	30,600	982,467
	Life Corp.	132,200	4,105,857
	Marudai Food Co., Ltd.	149,400	2,725,582
	Maruha Nichiro Corp.	197,607	4,135,342
	Maxvalu Tokai Co., Ltd.	45,200	936,841
#	Medical System Network Co., Ltd.	166,500	706,477
	Megmilk Snow Brand Co., Ltd.	245,200	5,594,618
	Meito Sangyo Co., Ltd.	67,200	800,678
	Milbon Co., Ltd.	154,752	6,792,295
	Ministop Co., Ltd.	100,600	1,388,007
	Mitsubishi Shokuhin Co., Ltd.	117,300	2,960,309
	Mitsui Sugar Co., Ltd.	122,470	2,443,439
	Miyoshi Oil & Fat Co., Ltd.	50,600	504,390
	Morinaga Milk Industry Co., Ltd.	247,900	9,608,114
	Morozoff, Ltd.	19,500	989,913
	Nagatanien Holdings Co., Ltd.	82,300	1,692,553
#	Nakamuraya Co., Ltd.	28,700	1,034,933
#	Natori Co., Ltd.	67,800	1,082,164
	Nichimo Co., Ltd.	17,000	271,193
	Nihon Chouzai Co., Ltd.	94,520	1,563,637
#	Niitaka Co., Ltd.	2,860	66,900
	Nippon Beet Sugar Manufacturing Co., Ltd.	71,600	1,119,337
	Nippon Flour Mills Co., Ltd.	408,500	6,430,683
#	Nippon Suisan Kaisha, Ltd.	1,703,900	7,581,437
	Nishimoto Co., Ltd.	12,100	203,291
	Nisshin Oillio Group, Ltd. (The)	192,700	6,337,118
#	Nissin Sugar Co., Ltd.	114,300	2,019,191
	Nitto Fuji Flour Milling Co., Ltd.	8,100	444,784
	Noevir Holdings Co., Ltd.	48,200	2,257,881
	Oenon Holdings, Inc.	390,300	1,411,173
#	OIE Sangyo Co., Ltd.	22,000	297,636
	Okuwa Co., Ltd.	173,800	2,364,223
#	Olympic Group Corp.	52,200	317,899
#	OUG Holdings, Inc.	19,800	486,718
	Pickles Corp.	23,800	496,558

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Prima Meat Packers, Ltd.	216,000	$4,897,703
	Qol Holdings Co., Ltd.	165,300	1,827,546
	Retail Partners Co., Ltd.	107,600	1,262,684
	Riken Vitamin Co., Ltd.	159,000	3,056,924
#	Rock Field Co., Ltd.	113,700	1,376,623
	Rokko Butter Co., Ltd.	88,900	1,178,029
	S Foods, Inc.	116,762	2,465,584
#	S&B Foods, Inc.	42,798	1,582,088
#	Sagami Rubber Industries Co., Ltd.	62,300	954,114
	San-A Co., Ltd.	124,600	5,019,665
	Sapporo Holdings, Ltd.	314,800	5,992,595
	Sato Foods Co., Ltd.	800	28,673
	Satudora Holdings Co., Ltd.	1,300	25,903
	Shinobu Foods Products Co., Ltd.	1,600	9,471
#	Shoei Foods Corp.	75,600	2,755,122
#	Showa Sangyo Co., Ltd.	139,700	4,183,542
#	Soiken Holdings, Inc.	24,200	100,631
	ST Corp.	13,800	194,568
	Starzen Co., Ltd.	51,000	2,081,989
	Takara Holdings, Inc.	83,600	615,229
#	Toho Co., Ltd.	50,700	814,349
	Tohto Suisan Co., Ltd.	17,599	458,377
	Torigoe Co., Ltd. (The)	95,900	799,835
#	Toyo Sugar Refining Co., Ltd.	15,700	172,735
	Transaction Co., Ltd.	89,700	806,903
	United Super Markets Holdings, Inc.	409,100	4,019,993
	Valor Holdings Co., Ltd.	283,500	5,265,297
	Warabeya Nichiyo Holdings Co., Ltd.	84,860	1,234,601
#	Watahan & Co., Ltd.	48,700	787,256
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	531,862
	YAKUODO Holdings Co., Ltd.	70,500	1,670,097
	Yamami Co.	1,200	20,661
#	YA-MAN, Ltd.	149,500	942,898
	Yamatane Corp.	67,600	758,974
	Yamaya Corp.	27,400	553,717
	Yamazawa Co., Ltd.	11,800	183,545
#	Yokohama Reito Co., Ltd.	350,800	2,961,245
	Yomeishu Seizo Co., Ltd.	52,300	919,996
#	Yuasa Funashoku Co., Ltd.	14,300	406,898
	Yutaka Foods Corp.	3,900	58,337

TOTAL CONSUMER STAPLES			240,454,061

ENERGY — (1.2%)
#	BP Castrol K.K.	48,700	509,562
	Cosmo Energy Holdings Co., Ltd.	344,800	5,179,912
	Fuji Kosan Co., Ltd.	33,100	125,593
	Fuji Oil Co., Ltd.	453,000	775,747
	Itochu Enex Co., Ltd.	377,700	2,804,343
	Iwatani Corp.	272,400	9,305,776
	Japan Oil Transportation Co., Ltd.	16,600	461,385
	Japan Petroleum Exploration Co., Ltd.	268,300	4,611,402
	Mitsuuroko Group Holdings Co., Ltd.	212,900	2,191,077
	Modec, Inc.	128,800	1,824,984
#	Nippon Coke & Engineering Co., Ltd.	825,200	426,344
	Sala Corp.	336,900	1,773,923
	San-Ai Oil Co., Ltd.	403,700	4,098,523
	Sinanen Holdings Co., Ltd.	56,900	1,457,137
	Toa Oil Co., Ltd.	51,000	836,415

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Toyo Kanetsu K.K.	61,900	$1,096,277

TOTAL ENERGY			37,478,400

FINANCIALS — (8.5%)
	77 Bank, Ltd. (The)	442,352	5,898,615
#	Advance Create Co., Ltd.	36,900	708,480
	Aichi Bank, Ltd. (The)	68,800	2,011,299
*	Aiful Corp.	1,614,500	3,557,611
#	Aizawa Securities Co., Ltd.	260,700	1,676,140
	Akatsuki Corp.	118,100	273,710
	Akita Bank, Ltd. (The)	116,540	1,562,287
	Aomori Bank, Ltd. (The)	138,500	2,926,171
	Asax Co., Ltd.	9,300	53,053
	Awa Bank, Ltd. (The)	260,500	5,667,980
	Bank of Iwate, Ltd. (The)	117,200	2,741,305
#	Bank of Kochi, Ltd. (The)	54,300	362,935
#	Bank of Nagoya, Ltd. (The)	92,730	1,945,994
	Bank of Okinawa, Ltd. (The)	163,760	4,852,970
	Bank of Saga, Ltd. (The)	107,100	1,108,876
	Bank of the Ryukyus, Ltd.	237,880	2,220,601
#	Bank of Toyama, Ltd. (The)	14,500	295,478
	Casa, Inc.	3,200	32,501
	Chiba Kogyo Bank, Ltd. (The)	403,000	877,787
#	Chugoku Bank, Ltd. (The)	479,600	4,416,165
	Chukyo Bank, Ltd. (The)	79,500	1,553,266
	Daishi Hokuetsu Financial Group, Inc.	293,700	6,382,100
	Daito Bank, Ltd. (The)	67,600	360,469
*	Dream Incubator, Inc.	1,200	13,645
	DSB Co., Ltd.	61,300	367,366
#	eGuarantee, Inc.	215,600	3,787,532
	Ehime Bank, Ltd. (The)	241,700	2,451,540
#	Entrust, Inc.	28,900	166,992
	FIDEA Holdings Co., Ltd.	1,258,300	1,257,675
#	Financial Products Group Co., Ltd.	301,800	1,431,662
*	Fintech Global, Inc.	48,400	16,120
	First Bank of Toyama, Ltd. (The)	294,300	732,384
# *	First Brothers Co., Ltd.	31,900	191,623
	Fukui Bank, Ltd. (The)	167,100	2,448,188
#	Fukushima Bank, Ltd. (The)	195,500	297,282
	Fuyo General Lease Co., Ltd.	143,700	7,184,894
	GCA Corp.	118,000	710,772
#	GMO Financial Holdings, Inc.	252,300	1,271,801
	Gunma Bank, Ltd. (The)	1,748,540	5,598,222
	Hachijuni Bank, Ltd. (The)	496,200	1,771,856
# *	Hirose Tusyo, Inc.	20,800	343,890
#	Hiroshima Bank, Ltd. (The)	1,286,900	5,346,924
	Hokkoku Bank, Ltd. (The)	171,100	5,085,602
	Hokuhoku Financial Group, Inc.	920,400	7,478,464
	Hyakugo Bank, Ltd. (The)	1,619,109	4,696,444
	Hyakujushi Bank, Ltd. (The)	168,100	2,990,243
	Ichiyoshi Securities Co., Ltd.	296,600	1,241,852
	IwaiCosmo Holdings, Inc.	142,100	1,245,955
#	Iyo Bank, Ltd. (The)	820,118	4,393,565
#	J Trust Co., Ltd.	470,800	913,663
	Jaccs Co., Ltd.	165,100	2,740,864
	Jafco Co., Ltd.	239,900	7,684,945
*	Japan Asia Investment Co., Ltd.	93,300	181,003
#	Japan Investment Adviser Co., Ltd.	70,300	461,947
	Japan Securities Finance Co., Ltd.	782,100	3,680,831

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Jimoto Holdings, Inc.	1,028,500	$920,077
	Juroku Bank, Ltd. (The)	223,000	3,917,512
	Kansai Mirai Financial Group, Inc.	249,767	839,751
	Keiyo Bank, Ltd. (The)	772,100	3,763,052
	Kita-Nippon Bank, Ltd. (The)	53,706	965,130
	Kiyo Bank, Ltd. (The)	475,390	7,024,690
	Kyokuto Securities Co., Ltd.	176,600	806,028
#	Kyushu Financial Group, Inc.	1,308,027	5,518,123
#	Kyushu Leasing Service Co., Ltd.	34,000	139,674
*	M&A Capital Partners Co., Ltd.	82,500	2,296,396
#	Marusan Securities Co., Ltd.	404,100	1,538,813
	Mercuria Investment Co., Ltd.	70,500	368,692
#	Michinoku Bank, Ltd. (The)	316,998	3,229,204
#	Mito Securities Co., Ltd.	417,900	744,740
	Miyazaki Bank, Ltd. (The)	120,200	2,591,331
	Mizuho Leasing Co., Ltd.	214,800	4,129,740
#	Monex Group, Inc.	1,209,600	2,370,450
#	Money Partners Group Co., Ltd.	149,100	289,404
	Morningstar Japan KK	11,800	38,974
	Musashino Bank, Ltd. (The)	230,600	2,904,356
#	Nagano Bank, Ltd. (The)	58,399	624,905
	Nanto Bank, Ltd. (The)	213,500	4,477,609
	NEC Capital Solutions, Ltd.	71,000	1,235,392
#	NFC Holdings, Inc.	4,200	71,113
	Nishi-Nippon Financial Holdings, Inc.	903,200	5,271,154
	North Pacific Bank, Ltd.	2,079,000	3,724,147
# *	OAK Capital Corp.	319,800	247,546
	Ogaki Kyoritsu Bank, Ltd. (The)	271,800	5,545,872
	Oita Bank, Ltd. (The)	94,099	1,874,511
	Okasan Securities Group, Inc.	1,286,700	3,891,049
#	Premium Group Co., Ltd.	2,000	32,655
	Ricoh Leasing Co., Ltd.	109,500	2,914,909
	San ju San Financial Group, Inc.	126,510	1,803,641
	San-In Godo Bank, Ltd. (The)	1,033,700	5,422,596
#	Sawada Holdings Co., Ltd.	152,200	1,271,488
	Senshu Ikeda Holdings, Inc.	1,798,400	2,807,431
	Shiga Bank, Ltd. (The)	331,300	7,803,181
	Shikoku Bank, Ltd. (The)	392,900	3,049,480
*	Shimane Bank, Ltd. (The)	29,800	134,533
	Shimizu Bank, Ltd. (The)	54,600	920,660
	Sparx Group Co., Ltd.	686,300	1,098,584
	Strike Co., Ltd.	47,700	1,928,922
#	Taiko Bank, Ltd. (The)	41,800	592,647
	Tochigi Bank, Ltd. (The)	759,500	1,095,720
	Toho Bank, Ltd. (The)	1,410,200	3,283,240
	Tohoku Bank, Ltd. (The)	70,400	575,603
	Tokai Tokyo Financial Holdings, Inc.	1,518,200	3,225,704
	Tokyo Kiraboshi Financial Group, Inc.	224,738	2,187,014
	Tomato Bank, Ltd.	54,500	527,934
	TOMONY Holdings, Inc.	974,950	3,266,186
	Tottori Bank, Ltd. (The)	67,800	707,028
	Towa Bank, Ltd. (The)	184,000	1,138,003
#	Toyo Securities Co., Ltd.	526,700	598,326
*	Traders Holdings Co., Ltd.	68,600	63,701
	Tsukuba Bank, Ltd.	402,600	640,399
	Yamagata Bank, Ltd. (The)	201,400	2,373,706
	Yamaguchi Financial Group, Inc.	1,055,072	5,686,098
	Yamanashi Chuo Bank, Ltd. (The)	245,500	1,828,344

TOTAL FINANCIALS			258,008,707

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (4.9%)
#	Advantage Risk Management Co., Ltd.	38,800	$277,441
	As One Corp.	39,168	3,499,002
	ASKA Pharmaceutical Co., Ltd.	180,200	1,863,167
	Biofermin Pharmaceutical Co., Ltd.	28,700	611,027
	BML, Inc.	191,200	4,904,990
	Carenet, Inc.	25,600	198,658
#	Charm Care Corp. KK	57,500	438,391
	CMIC Holdings Co., Ltd.	84,900	1,222,344
	Create Medic Co., Ltd.	38,700	389,793
	Daiken Medical Co., Ltd.	115,900	696,932
	Daito Pharmaceutical Co., Ltd.	78,380	2,638,441
#	Dvx, Inc.	47,300	400,609
	Eiken Chemical Co., Ltd.	237,100	4,128,830
	Elan Corp.	86,100	1,363,466
	EM Systems Co., Ltd.	267,200	1,968,322
	EPS Holdings, Inc.	243,000	2,527,247
	FALCO HOLDINGS Co., Ltd.	65,300	966,361
	FINDEX, Inc.	94,500	740,929
	Fuji Pharma Co., Ltd.	112,200	1,211,517
#	Fukuda Denshi Co., Ltd.	57,200	4,078,597
	Fuso Pharmaceutical Industries, Ltd.	48,000	965,029
	Hogy Medical Co., Ltd.	84,200	2,632,875
	I’rom Group Co., Ltd.	31,800	395,040
	Iwaki & Co., Ltd.	167,800	673,404
*	Japan Animal Referral Medical Center Co., Ltd.	9,600	154,822
	Japan Lifeline Co., Ltd.	443,100	5,210,887
#	Japan Medical Dynamic Marketing, Inc.	112,500	1,638,510
	Jeol, Ltd.	266,300	7,873,941
	JMS Co., Ltd.	96,557	752,631
	Kanamic Network Co., Ltd.	106,000	676,022
	Kawasumi Laboratories, Inc.	94,480	804,599
	Kissei Pharmaceutical Co., Ltd.	207,700	4,924,808
#	KYORIN Holdings, Inc.	292,500	6,078,384
	Linical Co., Ltd.	84,600	689,311
# *	Medical Data Vision Co., Ltd.	152,500	1,070,425
#	Medius Holdings Co., Ltd.	67,100	577,168
# *	MedPeer, Inc.	31,500	481,505
	Menicon Co., Ltd.	179,200	7,777,278
	Miraca Holdings, Inc.	435,200	10,897,202
#	Mizuho Medy Co., Ltd.	22,400	336,721
	Mochida Pharmaceutical Co., Ltd.	5,398	211,201
#	N Field Co., Ltd.	43,100	173,101
	Nakanishi, Inc.	166,000	2,265,390
	NichiiGakkan Co., Ltd.	287,200	2,881,597
	Nichi-iko Pharmaceutical Co., Ltd.	366,450	4,764,522
#	Nippon Chemiphar Co., Ltd.	17,100	409,196
	Nipro Corp.	546,500	6,112,405
#	Nissui Pharmaceutical Co., Ltd.	88,400	1,018,180
	Paramount Bed Holdings Co., Ltd.	149,800	6,179,814
	Rion Co., Ltd.	64,500	1,330,413
#	Seed Co., Ltd.	83,700	627,581
	Seikagaku Corp.	257,300	2,548,546
#	Shin Nippon Biomedical Laboratories, Ltd.	41,600	240,963
	Shofu, Inc.	69,200	1,027,669
	Software Service, Inc.	22,400	2,106,415
	Solasto Corp.	350,700	3,572,161
	St-Care Holding Corp.	92,900	349,523
	Taiko Pharmaceutical Co., Ltd.	44,600	683,157
	Techno Medica Co., Ltd.	13,800	239,658

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Toho Holdings Co., Ltd.	202,400	$4,191,696
	Tokai Corp.	159,300	4,122,814
	Torii Pharmaceutical Co., Ltd.	120,800	3,325,956
#	Towa Pharmaceutical Co., Ltd.	203,800	4,201,793
	Tsukui Corp.	408,900	1,672,195
#	Uchiyama Holdings Co., Ltd.	26,400	80,950
#	UNIMAT Retirement Community Co., Ltd.	27,300	266,473
	Value HR Co., Ltd.	46,400	630,200
	Vital KSK Holdings, Inc.	320,100	3,243,608
# *	Wakamoto Pharmaceutical Co., Ltd.	112,300	260,953
	WIN-Partners Co., Ltd.	125,600	1,038,402

TOTAL HEALTH CARE			148,513,158

INDUSTRIALS — (29.0%)
	A&A Material Corp.	26,000	267,289
#	Abist Co., Ltd.	19,600	354,756
	Advan Co., Ltd.	176,800	1,769,358
#	Advanex, Inc.	22,099	281,479
	Aeon Delight Co., Ltd.	90,100	2,580,478
	Aichi Corp.	260,200	1,742,488
	Aida Engineering, Ltd.	353,300	2,424,989
	Ajis Co., Ltd.	31,200	715,211
	Alconix Corp.	168,500	1,730,856
	Alinco, Inc.	91,100	868,191
	Alps Logistics Co., Ltd.	111,600	717,485
	Altech Co., Ltd.	10,900	20,526
	Altech Corp.	121,570	1,856,468
	Anest Iwata Corp.	239,700	1,854,853
*	Arrk Corp.	532,000	435,702
	Asahi Diamond Industrial Co., Ltd.	374,300	1,666,969
#	Asahi Kogyosha Co., Ltd.	29,700	812,960
	Asanuma Corp.	48,000	1,525,599
#	Asukanet Co., Ltd.	56,500	539,619
	Bando Chemical Industries, Ltd.	259,600	1,545,923
	BayCurrent Consulting, Inc.	99,500	5,638,525
	Bell System24 Holdings, Inc.	258,700	3,061,660
	BeNEXT Group, Inc.	122,100	762,808
	Br Holdings Corp.	194,000	890,265
	Bunka Shutter Co., Ltd.	410,200	2,994,693
	Canare Electric Co., Ltd.	20,300	308,010
	Career Design Center Co., Ltd.	23,900	187,942
	Central Glass Co., Ltd.	240,200	4,116,626
	Central Security Patrols Co., Ltd.	57,500	2,327,000
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	109,900	1,435,772
	Chiyoda Integre Co., Ltd.	73,200	1,191,632
	Chodai Co., Ltd.	3,900	30,220
	Chori Co., Ltd.	82,100	1,282,874
	Chudenko Corp.	230,700	4,665,174
	Chugai Ro Co., Ltd.	41,200	591,348
#	Chuo Warehouse Co., Ltd.	21,000	211,562
	CKD Corp.	2,000	33,344
	CMC Corp.	14,600	259,688
	Comany, Inc.	4,700	48,539
#	Cosel Co., Ltd.	173,200	1,449,499
	Creek & River Co., Ltd.	57,400	474,429
	CTI Engineering Co., Ltd.	72,000	1,164,380
#	CTS Co., Ltd.	195,800	1,089,382
	Dai-Dan Co., Ltd.	108,800	2,720,482
#	Daido Kogyo Co., Ltd.	50,400	292,252

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Daihatsu Diesel Manufacturing Co., Ltd.	126,300	$482,863
	Daihen Corp.	151,400	4,310,639
	Daiho Corp.	121,500	2,543,531
	Dai-Ichi Cutter Kogyo K.K.	22,000	330,919
	Daiichi Jitsugyo Co., Ltd.	62,300	2,106,338
	Daiichi Kensetsu Corp.	31,000	495,691
	Daiki Axis Co., Ltd.	41,900	289,160
	Daiohs Corp.	22,100	214,745
	Daiseki Co., Ltd.	276,163	6,101,133
	Daiseki Eco. Solution Co., Ltd.	11,759	119,742
	Daisue Construction Co., Ltd.	57,700	394,917
	Daiwa Industries, Ltd.	233,600	2,005,172
	Denyo Co., Ltd.	119,700	2,253,643
#	DMG Mori Co., Ltd.	670,800	6,858,714
#	DMW Corp.	4,800	96,670
	Duskin Co., Ltd.	331,300	8,561,147
#	Ebara Jitsugyo Co., Ltd.	39,900	831,774
	Eidai Co., Ltd.	210,900	553,177
	Endo Lighting Corp.	29,600	159,126
#	en-japan, Inc.	53,900	1,188,132
	Enshu, Ltd.	35,099	307,690
	EPCO Co., Ltd.	20,200	166,189
	ERI Holdings Co., Ltd.	1,500	9,352
	Escrow Agent Japan, Inc.	136,700	234,423
	F&M Co., Ltd.	41,700	458,924
*	FDK Corp.	47,198	222,787
#	Freund Corp.	75,600	407,929
	Fudo Tetra Corp.	124,480	1,554,825
#	Fuji Corp.	477,000	7,986,546
#	Fuji Die Co., Ltd.	61,100	335,863
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	18,171
	Fujikura, Ltd.	1,800,400	5,293,458
	Fujimak Corp.	12,600	69,019
	Fujisash Co., Ltd.	662,800	401,737
	Fujitec Co., Ltd.	367,500	5,242,196
	Fukuda Corp.	67,800	2,609,063
	Fukushima Galilei Co., Ltd.	96,600	2,841,536
	Fukuvi Chemical Industry Co., Ltd.	10,600	40,655
	Fukuyama Transporting Co., Ltd.	71,557	2,479,796
#	FULLCAST Holdings Co., Ltd.	145,500	1,842,660
	Funai Soken Holdings, Inc.	270,970	5,774,109
	Furukawa Co., Ltd.	227,900	2,329,437
	Furukawa Electric Co., Ltd.	394,400	7,423,638
	Furusato Industries, Ltd.	66,800	876,236
	Futaba Corp.	258,900	2,417,300
	Gecoss Corp.	98,900	797,213
	Giken, Ltd.	82,700	3,020,477
	Glory, Ltd.	276,455	6,213,108
*	Grace Technology, Inc.	54,300	1,497,476
	GS Yuasa Corp.	387,099	5,500,932
	Hamakyorex Co., Ltd.	126,600	3,460,585
	Hanwa Co., Ltd.	266,400	4,232,049
	Hashimoto Sogyo Holdings Co., Ltd.	4,070	67,653
	Hazama Ando Corp.	1,473,200	9,174,712
#	Helios Techno Holding Co., Ltd.	131,100	406,472
	Hibiya Engineering, Ltd.	138,500	2,380,916
	Hirakawa Hewtech Corp.	81,000	764,984
#	Hirano Tecseed Co., Ltd.	68,400	720,502
	Hirata Corp.	4,200	201,482

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Hisaka Works, Ltd.	163,300	$1,120,206
	Hitachi Zosen Corp.	1,251,679	4,141,425
	Hito Communications Holdings, Inc.	43,900	396,062
#	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	23,900	124,121
	Hokuetsu Industries Co., Ltd.	159,000	1,474,425
#	Hokuriku Electrical Construction Co., Ltd.	81,500	752,819
	Hosokawa Micron Corp.	50,100	2,280,699
	Howa Machinery, Ltd.	62,700	464,006
	HyAS&Co, Inc.	30,100	44,978
#	Ichikawa Co., Ltd.	1,000	12,491
#	Ichiken Co., Ltd.	35,400	403,055
	Ichinen Holdings Co., Ltd.	155,600	1,615,722
#	Idec Corp.	223,500	3,271,488
#	Ihara Science Corp.	52,200	497,145
	IHI Corp.	22,600	280,119
	Iino Kaiun Kaisha, Ltd.	630,600	1,876,070
	Inaba Denki Sangyo Co., Ltd.	390,200	8,254,948
	Inaba Seisakusho Co., Ltd.	62,800	761,950
	Inabata & Co., Ltd.	326,900	3,625,849
#	Insource Co., Ltd.	56,375	1,236,314
	Inui Global Logistics Co., Ltd.	113,080	1,239,768
	IR Japan Holdings, Ltd.	55,800	3,339,253
	Iseki & Co., Ltd.	129,600	1,428,092
	Ishii Iron Works Co., Ltd.	11,000	254,934
	Isolite Insulating Products Co., Ltd.	48,000	197,396
	Itoki Corp.	228,600	690,357
#	Iwaki Co., Ltd.	41,000	350,351
	Iwasaki Electric Co., Ltd.	35,800	445,547
	JAC Recruitment Co., Ltd.	100,900	1,056,864
*	Jalux, Inc.	44,100	637,352
	Jamco Corp.	73,100	444,132
#	Japan Asia Group, Ltd.	185,300	405,730
	Japan Elevator Service Holdings Co., Ltd.	143,400	3,647,026
	Japan Foundation Engineering Co., Ltd.	134,500	515,395
	Japan Pulp & Paper Co., Ltd.	83,400	2,772,683
#	Japan Steel Works, Ltd. (The)	421,200	5,170,985
	Japan Transcity Corp.	271,200	1,238,742
	JK Holdings Co., Ltd.	111,140	777,122
*	JMC Corp.	6,800	41,718
	Juki Corp.	185,300	1,015,964
	Kamei Corp.	169,900	1,664,454
	Kanaden Corp.	129,500	1,491,955
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,610,044
	Kanamoto Co., Ltd.	222,800	4,320,425
	Kandenko Co., Ltd.	400,000	3,347,219
	Kanematsu Corp.	624,125	6,152,549
	Katakura Industries Co., Ltd.	179,300	1,724,844
	Kato Works Co., Ltd.	63,300	721,318
	KAWADA TECHNOLOGIES, Inc.	42,900	2,002,128
	Kawagishi Bridge Works Co., Ltd.	8,700	169,916
	Kawanishi Warehouse Co., Ltd.	1,700	15,900
	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	234,176
*	Kawasaki Kisen Kaisha, Ltd.	567,500	5,583,178
	Kawata Manufacturing Co., Ltd.	28,600	180,742
	Keihin Co., Ltd.	24,900	293,054
	KFC, Ltd.	8,700	130,032
	Kimura Chemical Plants Co., Ltd.	110,800	434,814
	Kimura Unity Co., Ltd.	23,500	212,562
	King Jim Co., Ltd.	63,300	511,425

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
# *	Kinki Sharyo Co., Ltd. (The)	21,999	$226,531
	Kintetsu World Express, Inc.	282,500	4,112,003
	Kitagawa Corp.	57,700	814,465
	Kitano Construction Corp.	26,272	633,361
	Kito Corp.	151,800	1,536,982
	Kitz Corp.	559,400	3,431,437
	Kobayashi Metals, Ltd.	7,900	19,576
# *	Kobe Electric Railway Co., Ltd.	37,299	1,346,937
#	Kobelco Eco-Solutions Co., Ltd.	21,399	343,407
#	Koike Sanso Kogyo Co., Ltd.	14,500	288,728
	Kokusai Co., Ltd.	51,600	305,840
	Kokuyo Co., Ltd.	314,825	3,848,981
	KOMAIHALTEC, Inc.	24,900	350,059
	Komatsu Wall Industry Co., Ltd.	52,500	881,416
	Komori Corp.	378,300	2,654,091
	Kondotec, Inc.	129,900	1,106,117
	Konoike Transport Co., Ltd.	200,800	2,164,616
# *	Kosaido Co., Ltd.	212,900	1,523,714
	Kozo Keikaku Engineering, Inc.	20,700	493,725
	KRS Corp.	38,800	591,064
	Kumagai Gumi Co., Ltd.	279,700	6,128,317
	Kyodo Printing Co., Ltd.	52,500	1,351,491
#	Kyokuto Boeki Kaisha, Ltd.	45,000	582,262
	Kyokuto Kaihatsu Kogyo Co., Ltd.	225,300	2,627,723
	Kyoritsu Printing Co., Ltd.	199,200	280,070
	Kyudenko Corp.	13,300	372,892
#	Like Co., Ltd.	63,200	950,047
#	Link And Motivation, Inc.	210,200	692,722
	Lonseal Corp.	13,900	232,411
#	Maeda Corp.	930,800	7,466,234
#	Maeda Kosen Co., Ltd.	127,400	2,459,056
	Maeda Road Construction Co., Ltd.	99,200	1,836,549
	Maezawa Industries, Inc.	25,300	78,794
	Maezawa Kasei Industries Co., Ltd.	95,100	952,918
	Maezawa Kyuso Industries Co., Ltd.	71,400	1,317,371
	Makino Milling Machine Co., Ltd.	174,700	4,980,265
	Marufuji Sheet Piling Co., Ltd.	11,800	207,217
#	Maruka Corp.	38,800	624,798
#	Marumae Co., Ltd.	28,300	227,476
	Maruwa Unyu Kikan Co., Ltd.	138,900	4,044,642
#	Maruyama Manufacturing Co., Inc.	21,700	246,755
	Maruzen Co., Ltd.	66,600	1,044,218
	Maruzen Showa Unyu Co., Ltd.	80,000	1,875,870
#	Matching Service Japan Co., Ltd.	52,000	359,351
	Matsuda Sangyo Co., Ltd.	99,182	1,213,255
#	Matsui Construction Co., Ltd.	141,700	833,939
	Max Co., Ltd.	187,600	2,785,668
	Meidensha Corp.	268,110	4,156,471
	Meiji Electric Industries Co., Ltd.	54,800	642,488
#	Meiji Shipping Co., Ltd.	111,000	377,209
	Meisei Industrial Co., Ltd.	291,400	2,119,674
	Meitec Corp.	204,100	9,011,874
#	Meiwa Corp.	170,200	762,102
#	Mesco, Inc.	29,800	177,242
	METAWATER Co., Ltd.	82,500	3,280,886
#	Mie Kotsu Group Holdings, Inc.	391,400	1,742,336
	Mirait Holdings Corp.	581,635	7,513,430
	Mitani Corp.	73,800	4,325,097
#	Mitani Sangyo Co., Ltd.	145,000	499,505

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Mitsubishi Kakoki Kaisha, Ltd.	44,100	$665,775
	Mitsubishi Logisnext Co., Ltd.	214,500	1,995,464
	Mitsubishi Pencil Co., Ltd.	89,700	1,122,662
	Mitsuboshi Belting, Ltd.	167,300	2,290,711
*	Mitsui E&S Holdings Co., Ltd.	577,400	3,262,263
	Mitsui Matsushima Holdings Co., Ltd.	65,700	509,686
	Mitsui-Soko Holdings Co., Ltd.	158,100	2,142,021
	Mitsumura Printing Co., Ltd.	9,300	143,941
	Miyaji Engineering Group, Inc.	41,517	616,879
	Mori-Gumi Co., Ltd.	69,500	147,468
	Morita Holdings Corp.	224,500	3,449,891
#	Musashi Co., Ltd.	5,000	76,171
#	NAC Co., Ltd.	76,500	593,735
#	Nachi-Fujikoshi Corp.	109,000	3,152,328
#	Nadex Co., Ltd.	40,600	249,042
	Nagase & Co., Ltd.	391,800	4,712,821
	Naigai Trans Line, Ltd.	40,500	419,392
	Nakabayashi Co., Ltd.	113,400	588,751
	Nakakita Seisakusho Co., Ltd.	3,700	80,182
#	Nakamoto Packs Co., Ltd.	33,300	451,246
	Nakanishi Manufacturing Co., Ltd.	5,700	45,525
#	Nakano Corp.	110,600	366,475
	Namura Shipbuilding Co., Ltd.	404,128	691,403
	Narasaki Sangyo Co., Ltd.	25,400	414,900
#	Nexyz Group Corp.	58,000	538,530
*	Nice Corp.	49,900	387,569
	Nichias Corp.	453,400	9,013,564
	Nichiban Co., Ltd.	78,100	1,091,458
	Nichiden Corp.	101,100	1,926,020
	Nichiha Corp.	194,180	3,547,067
	Nichireki Co., Ltd.	181,900	2,410,370
#	Nihon Dengi Co., Ltd.	30,200	882,187
	Nihon Flush Co., Ltd.	131,600	1,475,445
	Nikkato Corp.	53,000	297,305
	Nikkiso Co., Ltd.	332,400	2,586,391
	Nikko Co., Ltd.	179,000	934,646
	Nikkon Holdings Co., Ltd.	385,300	7,481,555
	Nippi, Inc.	11,900	371,494
#	Nippon Air Conditioning Services Co., Ltd.	205,900	1,356,484
	Nippon Aqua Co., Ltd.	27,600	151,476
	Nippon Carbon Co., Ltd.	60,400	1,852,324
	Nippon Concept Corp.	37,000	505,265
	Nippon Densetsu Kogyo Co., Ltd.	267,600	5,215,775
	Nippon Dry-Chemical Co., Ltd.	4,300	55,437
	Nippon Filcon Co., Ltd.	15,700	76,230
	Nippon Hume Corp.	162,400	917,376
	Nippon Kanzai Co., Ltd.	25,100	429,302
	Nippon Koei Co., Ltd.	82,500	2,361,557
	Nippon Parking Development Co., Ltd., Class C	1,446,000	1,745,430
#	Nippon Rietec Co., Ltd.	12,600	257,773
	Nippon Road Co., Ltd. (The)	50,200	3,027,314
	Nippon Seisen Co., Ltd.	23,700	651,569
*	Nippon Sharyo, Ltd.	52,499	1,343,147
# *	Nippon Sheet Glass Co., Ltd.	686,300	2,170,970
	Nippon Steel Trading Corp.	115,160	3,628,135
	Nippon Thompson Co., Ltd.	402,900	1,391,195
	Nippon Tungsten Co., Ltd.	6,699	109,470
#	Nishimatsu Construction Co., Ltd.	398,600	7,547,806
	Nishi-Nippon Railroad Co., Ltd.	193,200	4,728,994

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nishio Rent All Co., Ltd.	123,800	$2,549,157
	Nissei ASB Machine Co., Ltd.	52,500	1,412,851
#	Nissei Corp.	38,900	395,201
#	Nissei Plastic Industrial Co., Ltd.	154,700	1,416,052
	Nisshinbo Holdings, Inc.	990,480	6,905,893
	Nissin Corp.	107,300	1,576,453
	Nissin Electric Co., Ltd.	379,400	3,524,485
	Nitta Corp.	156,200	2,795,071
	Nitto Boseki Co., Ltd.	7,600	359,435
	Nitto Kogyo Corp.	188,900	3,182,340
	Nitto Kohki Co., Ltd.	80,100	1,397,152
	Nitto Seiko Co., Ltd.	187,500	826,807
	Nittoc Construction Co., Ltd.	146,200	957,859
	NJS Co., Ltd.	38,100	556,134
	nms Holdings Co.	44,200	111,402
	Noda Corp.	145,500	826,844
	Nomura Co., Ltd.	604,800	4,581,550
	Noritake Co., Ltd.	70,500	2,308,918
#	Noritsu Koki Co., Ltd.	139,600	1,610,682
	Noritz Corp.	206,500	2,297,217
#	NS Tool Co., Ltd.	61,700	1,515,558
	NS United Kaiun Kaisha, Ltd.	66,600	889,605
	NTN Corp.	2,972,200	5,700,777
	Obara Group, Inc.	90,000	2,331,836
#	Ochi Holdings Co., Ltd.	8,900	117,091
	Odawara Engineering Co., Ltd.	4,900	59,378
#	Ohba Co., Ltd.	76,500	425,605
	Ohmoto Gumi Co., Ltd.	4,100	160,456
	Oiles Corp.	176,270	2,279,974
	Okabe Co., Ltd.	269,500	1,891,570
#	Okada Aiyon Corp.	42,800	343,422
	Okamoto Machine Tool Works, Ltd.	21,699	467,885
	Okamura Corp.	447,100	3,231,228
# *	OKK Corp.	28,700	123,762
#	OKUMA Corp.	137,100	5,169,326
	Okumura Corp.	233,580	4,983,885
	Onoken Co., Ltd.	125,500	1,335,704
	Organo Corp.	50,600	2,687,506
	Oriental Consultants Holdings Co., Ltd.	6,100	105,158
	Origin Co., Ltd.	27,600	371,764
	OSG Corp.	380,900	4,948,662
	OSJB Holdings Corp.	975,500	2,096,474
	Outsourcing, Inc.	811,500	3,836,222
	Oyo Corp.	145,200	1,699,333
	Paraca, Inc.	35,900	521,154
	Parker Corp.	34,000	125,076
	Pasco Corp.	11,200	156,093
#	Pasona Group, Inc.	133,000	1,320,972
	Pegasus Sewing Machine Manufacturing Co., Ltd.	150,600	443,340
	Penta-Ocean Construction Co., Ltd.	1,716,400	8,671,050
#	Phil Co., Inc.	10,900	280,009
	Pilot Corp.	56,100	1,879,499
	Prestige International, Inc.	765,800	5,981,757
	Pronexus, Inc.	124,000	1,245,839
	PS Mitsubishi Construction Co., Ltd.	236,000	1,158,236
#	Punch Industry Co., Ltd.	107,900	346,332
	Quick Co., Ltd.	77,900	740,422
	Raito Kogyo Co., Ltd.	315,200	3,919,915
	Raiznext Corp.	345,600	3,823,953

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Rasa Corp.	63,200	$486,550
	Relia, Inc.	252,900	2,665,851
#	Rheon Automatic Machinery Co., Ltd.	138,400	1,565,708
#	Rix Corp.	17,300	242,660
# *	Rozetta Corp.	22,800	591,385
	Ryobi, Ltd.	165,240	1,946,929
	S LINE Co., Ltd.	23,800	214,413
	Sakai Heavy Industries, Ltd.	24,500	471,711
	Sakai Moving Service Co., Ltd.	86,600	4,554,067
# *	Sanix, Inc.	146,200	407,181
	Sanki Engineering Co., Ltd.	320,400	3,612,759
	Sanko Gosei, Ltd.	121,900	326,043
	Sanko Metal Industrial Co., Ltd.	17,700	347,661
	Sankyo Tateyama, Inc.	201,400	1,660,138
	Sanoyas Holdings Corp.	159,500	226,269
#	Sansei Technologies, Inc.	84,600	459,279
	Sansha Electric Manufacturing Co., Ltd.	66,700	334,715
	Sanwa Holdings Corp.	107,400	833,393
	Sanyo Denki Co., Ltd.	44,100	1,937,157
	Sanyo Engineering & Construction, Inc.	70,700	425,030
	Sanyo Industries, Ltd.	9,900	177,672
	Sanyo Trading Co., Ltd.	154,300	1,237,079
	Sata Construction Co., Ltd.	91,299	328,397
	Sato Holdings Corp.	207,700	4,271,098
#	Sato Shoji Corp.	93,000	700,480
	Sawafuji Electric Co., Ltd.	1,900	36,425
	SBS Holdings, Inc.	134,100	2,267,614
#	SEC Carbon, Ltd.	10,900	645,557
#	Secom Joshinetsu Co., Ltd.	32,800	1,023,182
	Seibu Electric & Machinery Co., Ltd.	10,300	89,747
	Seika Corp.	67,000	696,966
	Seikitokyu Kogyo Co., Ltd.	211,530	1,569,597
	Sekisui Jushi Corp.	222,500	4,523,885
	Senko Group Holdings Co., Ltd.	852,800	6,950,191
	Senshu Electric Co., Ltd.	52,100	1,205,350
	Shibaura Machine Co., Ltd.	152,800	3,006,020
	Shibusawa Warehouse Co., Ltd. (The)	62,200	1,294,143
	Shibuya Corp.	97,900	2,409,522
#	Shima Seiki Manufacturing, Ltd.	209,200	3,148,660
	Shin Nippon Air Technologies Co., Ltd.	110,280	2,290,373
#	Shin-Keisei Electric Railway Co., Ltd.	43,599	831,463
	Shinki Bus Co., Ltd.	1,900	55,592
	Shinmaywa Industries, Ltd.	600,400	6,097,778
	Shinnihon Corp.	203,500	1,448,592
	Shinsho Corp.	35,800	601,462
	Shinwa Co., Ltd.	66,200	1,097,318
# *	Shoko Co., Ltd.	37,300	202,599
	SIGMAXYZ, Inc.	124,300	1,752,529
	Sinfonia Technology Co., Ltd.	167,800	1,589,000
	Sinko Industries, Ltd.	142,200	1,846,828
	Sintokogio, Ltd.	318,300	2,200,324
	SMS Co., Ltd.	260,900	5,686,661
	Soda Nikka Co., Ltd.	126,500	702,623
	Sodick Co., Ltd.	211,200	1,455,636
	Space Co., Ltd.	95,062	919,673
	S-Pool, Inc.	301,000	2,056,994
#	Star Micronics Co., Ltd.	246,100	2,716,933
#	Subaru Enterprise Co., Ltd.	6,300	459,165
#	Sugimoto & Co., Ltd.	69,800	1,119,287

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Sumiseki Holdings, Inc.	448,700	$462,951
	Sumitomo Densetsu Co., Ltd.	127,200	2,647,674
	Sumitomo Mitsui Construction Co., Ltd.	1,242,440	5,126,743
*	Sumitomo Precision Products Co., Ltd.	18,184	371,810
	Sumitomo Warehouse Co., Ltd. (The)	449,400	5,129,792
	Suzumo Machinery Co., Ltd.	2,200	28,270
	SWCC Showa Holdings Co., Ltd.	98,700	1,011,233
#	Tacmina Corp.	14,700	174,630
#	Tadano, Ltd.	745,000	5,682,674
	Taihei Dengyo Kaisha, Ltd.	116,300	2,378,855
	Taiheiyo Kouhatsu, Inc.	44,200	248,040
	Taikisha, Ltd.	184,900	5,384,900
	Taisei Oncho Co., Ltd.	14,200	227,071
	Takadakiko Co., Ltd.	7,500	158,352
	Takagi Seiko Corp.	2,300	33,321
	Takamatsu Construction Group Co., Ltd.	107,800	2,213,179
#	Takamatsu Machinery Co., Ltd.	41,800	220,411
	Takamiya Co., Ltd.	128,600	502,760
	Takano Co., Ltd.	61,800	400,415
	Takaoka Toko Co., Ltd.	59,620	514,842
#	Takara Printing Co., Ltd.	22,155	372,233
	Takara Standard Co., Ltd.	264,700	3,901,026
	Takasago Thermal Engineering Co., Ltd.	348,500	5,493,425
	Takashima & Co., Ltd.	26,000	366,283
	Takeei Corp.	162,900	1,214,653
	Takeuchi Manufacturing Co., Ltd.	230,900	3,318,289
#	Takigami Steel Construction Co., Ltd. (The)	5,300	203,037
	Takisawa Machine Tool Co., Ltd.	44,200	455,323
	Takuma Co., Ltd.	170,500	1,843,383
	Tanabe Consulting Co., Ltd.	1,200	13,885
#	Tanabe Engineering Corp.	39,500	242,601
	Tanseisha Co., Ltd.	243,549	1,561,991
	Tatsuta Electric Wire and Cable Co., Ltd.	315,700	1,532,203
	TECHNO ASSOCIE Co., Ltd.	56,800	454,344
#	Techno Ryowa, Ltd.	71,390	523,334
#	Techno Smart Corp.	49,500	366,055
	TechnoPro Holdings, Inc.	21,900	1,247,552
	Teikoku Electric Manufacturing Co., Ltd.	123,200	1,511,695
	Teikoku Sen-I Co., Ltd.	108,500	2,210,965
	Tekken Corp.	93,100	1,840,290
	Tenox Corp.	22,500	167,087
	Teraoka Seisakusho Co., Ltd.	76,000	241,537
	Terasaki Electric Co., Ltd.	24,400	208,019
#	Toa Corp.	117,000	1,534,342
	TOA ROAD Corp.	27,300	735,460
	Toba, Inc.	9,800	225,483
	Tobishima Corp.	148,470	1,469,622
	Tocalo Co., Ltd.	449,000	4,420,457
#	Toda Corp.	386,200	2,243,469
	Toenec Corp.	58,600	1,776,468
	Togami Electric Manufacturing Co., Ltd.	17,800	248,203
	TOKAI Holdings Corp.	738,800	6,677,294
	Tokai Lease Co., Ltd.	19,300	211,750
	Tokyo Energy & Systems, Inc.	176,100	1,190,455
	Tokyo Keiki, Inc.	69,022	482,078
	Tokyo Sangyo Co., Ltd.	144,800	651,284
	Tokyu Construction Co., Ltd.	622,900	3,220,219
	Toli Corp.	289,200	685,770
	Tomoe Corp.	162,200	523,887

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Tomoe Engineering Co., Ltd.	55,500	$974,364
	Tonami Holdings Co., Ltd.	39,500	1,944,232
	Toppan Forms Co., Ltd.	363,700	3,195,173
	Torishima Pump Manufacturing Co., Ltd.	142,500	970,437
#	Totech Corp.	56,500	1,081,403
	Totetsu Kogyo Co., Ltd.	186,900	4,830,329
	Totoku Electric Co., Ltd.	17,700	403,379
	Toyo Construction Co., Ltd.	597,300	2,385,196
	Toyo Denki Seizo K.K.	35,450	409,418
*	Toyo Engineering Corp.	221,078	773,521
	Toyo Logistics Co., Ltd.	85,100	261,690
	Toyo Machinery & Metal Co., Ltd.	109,300	410,510
	Toyo Tanso Co., Ltd.	75,600	1,038,220
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	521,728
	Trancom Co., Ltd.	55,900	3,702,438
#	Trinity Industrial Corp.	36,000	232,238
	Trusco Nakayama Corp.	171,500	3,709,976
	Tsubaki Nakashima Co., Ltd.	309,200	2,169,889
	Tsubakimoto Chain Co.	195,840	4,587,060
	Tsubakimoto Kogyo Co., Ltd.	28,800	869,084
# *	Tsudakoma Corp.	25,198	177,759
#	Tsugami Corp.	327,600	2,829,542
	Tsukishima Kikai Co., Ltd.	210,100	2,367,062
	Tsurumi Manufacturing Co., Ltd.	139,700	2,443,005
	Uchida Yoko Co., Ltd.	62,700	2,750,188
#	Ueki Corp.	32,800	750,609
	Union Tool Co.	45,500	1,155,660
	Ushio, Inc.	949,300	10,010,046
# *	UT Group Co., Ltd.	198,100	2,784,415
	Utoc Corp.	102,200	460,522
	Waida Manufacturing Co., Ltd.	5,100	52,552
	Wakachiku Construction Co., Ltd.	91,100	1,011,169
	Wakita & Co., Ltd.	272,900	2,514,463
	WDB Holdings Co., Ltd.	65,900	1,535,346
	Weathernews, Inc.	38,600	1,317,612
	Will Group, Inc.	105,800	627,978
	World Holdings Co., Ltd.	39,600	524,677
	Yahagi Construction Co., Ltd.	200,200	1,479,025
	YAMABIKO Corp.	231,528	1,784,394
	YAMADA Consulting Group Co., Ltd.	78,800	816,550
#	Yamashina Corp.	224,200	130,488
	Yamato Corp.	114,300	702,978
	Yamaura Corp.	9,900	67,975
	Yamazen Corp.	458,100	3,852,429
#	Yasuda Logistics Corp.	114,300	915,315
	Yokogawa Bridge Holdings Corp.	237,400	4,166,923
	Yondenko Corp.	27,360	602,414
	Yuasa Trading Co., Ltd.	127,400	3,428,359
#	Yuken Kogyo Co., Ltd.	24,000	302,677
#	Yumeshin Holdings Co., Ltd.	340,100	1,880,176
	Yurtec Corp.	277,500	1,558,722
	Zaoh Co., Ltd.	23,400	304,531
#	Zenitaka Corp. (The)	19,600	645,899
	Zuiko Corp.	22,600	927,132

TOTAL INDUSTRIALS			878,282,609

INFORMATION TECHNOLOGY — (12.9%)
	A&D Co., Ltd.	139,700	966,744
#	Access Co., Ltd.	87,800	702,318

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Ad-sol Nissin Corp.	43,000	$953,969
	AGS Corp.	11,600	84,803
	Ai Holdings Corp.	283,400	3,500,975
	Aichi Tokei Denki Co., Ltd.	18,900	770,970
	Aiphone Co., Ltd.	74,200	1,052,313
	Alpha Systems, Inc.	56,720	1,664,186
	Amano Corp.	113,100	2,322,089
	AOI Electronics Co., Ltd.	31,400	632,759
	Argo Graphics, Inc.	121,300	3,799,145
	Arisawa Manufacturing Co., Ltd.	223,500	1,758,311
*	Artiza Networks, Inc.	3,800	45,077
	ArtSpark Holdings, Inc.	33,700	157,960
	Asahi Intelligence Service Co., Ltd.	1,300	13,437
	Avant Corp.	100,300	808,880
#	Axell Corp.	44,900	295,227
	Azia Co., Ltd.	14,300	163,980
# *	BrainPad, Inc.	7,200	352,476
#	Broadleaf Co., Ltd.	606,400	2,806,937
	Business Brain Showa-Ota, Inc.	14,500	380,052
	CAC Holdings Corp.	75,200	753,717
	Canon Electronics, Inc.	134,700	1,972,744
	Capital Asset Planning, Inc.	13,200	94,594
	CDS Co., Ltd.	15,300	178,610
*	Change, Inc.	12,500	484,262
#	Chino Corp.	47,400	556,509
	Citizen Watch Co., Ltd.	1,827,200	6,448,821
*	CMK Corp.	358,100	1,382,030
	Computer Engineering & Consulting, Ltd.	164,800	2,521,187
	Computer Institute of Japan, Ltd.	96,300	680,113
#	Comture Corp.	153,200	3,084,549
	CONEXIO Corp.	126,200	1,697,357
	Core Corp.	45,800	511,341
#	Cresco, Ltd.	83,000	1,067,453
#	Cube System, Inc.	60,600	384,052
#	Cyber Com Co., Ltd.	10,600	169,300
	Cybernet Systems Co., Ltd.	57,700	333,323
	Cybozu, Inc.	115,500	2,236,565
	Dai-ichi Seiko Co., Ltd.	38,100	808,159
#	Daiko Denshi Tsushin, Ltd.	37,200	266,502
	Daishinku Corp.	51,499	815,539
	Daitron Co., Ltd.	58,200	793,757
	Daiwabo Holdings Co., Ltd.	131,300	8,088,734
# *	DDS, Inc.	34,500	70,841
	Denki Kogyo Co., Ltd.	73,500	1,695,897
#	Densan System Co., Ltd.	47,900	1,116,994
	Dexerials Corp.	434,100	2,850,490
	Digital Arts, Inc.	79,600	4,794,680
	Digital Garage, Inc.	145,900	5,227,442
	Digital Hearts Holdings Co., Ltd.	99,700	709,582
#	Digital Information Technologies Corp.	40,000	485,160
#	DKK-Toa Corp.	28,300	229,243
#	Double Standard, Inc.	14,000	526,934
	DTS Corp.	309,000	5,922,252
	Ebase Co., Ltd.	59,600	571,950
	E-Guardian, Inc.	51,100	846,654
	Eizo Corp.	125,500	3,763,769
	Elecom Co., Ltd.	113,200	4,464,177
	Elematec Corp.	122,942	934,635
	Enomoto Co., Ltd.	30,200	274,968

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Enplas Corp.	67,500	$1,417,151
	ESPEC Corp.	149,700	2,394,457
	Fenwal Controls of Japan, Ltd.	20,500	206,368
#	Ferrotec Holdings Corp.	264,900	1,591,174
# *	FFRI, Inc.	22,500	438,326
	Fixstars Corp.	97,100	974,088
	Focus Systems Corp.	28,400	207,619
#	Forval Corp.	53,900	552,530
	FTGroup Co., Ltd.	65,400	703,638
	Fuji Soft, Inc.	100,200	3,527,128
	Fujitsu Frontech, Ltd.	86,700	863,852
	Fukui Computer Holdings, Inc.	53,500	1,432,740
	Furuno Electric Co., Ltd.	163,500	1,216,570
#	Furuya Metal Co., Ltd.	7,600	345,218
	Future Corp.	143,400	1,897,391
	Future Innovation Group, Inc.	11,900	27,431
*	Geomatec Co., Ltd.	29,900	107,135
#	GL Sciences, Inc.	46,700	438,389
#	Glosel Co., Ltd.	118,700	472,832
	GMO Cloud K.K.	19,300	568,624
	GMO internet, Inc.	13,100	285,135
	GMO Pepabo, Inc.	7,300	135,918
	Hagiwara Electric Holdings Co., Ltd.	51,100	980,762
	Hakuto Co., Ltd.	98,700	895,219
	Hibino Corp.	26,900	414,150
	Hioki EE Corp.	69,600	1,980,891
	Hochiki Corp.	111,400	1,460,882
#	Hokuriku Electric Industry Co., Ltd.	48,200	422,240
	Honda Tsushin Kogyo Co., Ltd.	113,800	421,953
	Hosiden Corp.	401,900	3,429,799
	Icom, Inc.	76,600	1,887,166
	ID Holdings Corp.	52,100	691,915
	Ikegami Tsushinki Co., Ltd.	40,799	311,688
	Ines Corp.	153,000	2,006,105
#	I-Net Corp.	80,390	1,119,056
	Infocom Corp.	179,300	4,293,361
	Infomart Corp.	557,800	3,851,416
	Information Services International-Dentsu, Ltd.	84,500	3,585,480
	Innotech Corp.	107,500	884,037
#	Intelligent Wave, Inc.	36,600	195,414
	Inter Action Corp.	27,600	603,193
#	I-O Data Device, Inc.	50,700	430,078
	Iriso Electronics Co., Ltd.	154,700	4,310,936
#	ISB Corp.	10,800	160,314
	Itfor, Inc.	164,700	1,015,745
*	Iwatsu Electric Co., Ltd.	68,500	537,630
	Japan Aviation Electronics Industry, Ltd.	360,500	4,676,659
	Japan Cash Machine Co., Ltd.	153,500	782,536
# *	Japan Display, Inc.	3,483,900	1,407,593
	Japan Electronic Materials Corp.	51,800	448,551
	Japan Material Co., Ltd.	451,000	6,528,790
#	Jastec Co., Ltd.	68,200	707,503
	JBCC Holdings, Inc.	111,100	1,964,105
	JFE Systems, Inc.	3,100	97,650
# *	JIG-SAW, Inc.	17,300	827,546
	Kaga Electronics Co., Ltd.	123,200	2,227,803
	Kanematsu Electronics, Ltd.	89,000	3,018,124
	KEL Corp.	27,900	203,112
	Koa Corp.	172,100	1,424,854

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	KSK Co., Ltd.	3,000	$47,430
	Kyoden Co., Ltd.	116,100	278,222
	Kyosan Electric Manufacturing Co., Ltd.	311,000	1,474,260
	Kyowa Electronic Instruments Co., Ltd.	129,800	487,196
#	LAC Co., Ltd.	100,100	854,087
	Lecip Holdings Corp.	10,900	46,696
	Macnica Fuji Electronics Holdings, Inc.	367,550	5,003,233
#	Marubun Corp.	112,200	524,886
#	Maruwa Co., Ltd.	67,500	4,761,174
	Maxell Holdings, Ltd.	359,000	3,302,579
	MCJ Co., Ltd.	514,800	3,415,170
	Megachips Corp.	112,800	1,695,990
#	Meiko Electronics Co., Ltd.	158,100	2,051,450
	Melco Holdings, Inc.	18,600	432,129
# *	Metaps, Inc.	12,800	70,764
	Micronics Japan Co., Ltd.	102,400	817,796
	Mimaki Engineering Co., Ltd.	136,300	514,076
	Mimasu Semiconductor Industry Co., Ltd.	119,381	2,311,546
	Miraial Co., Ltd.	39,500	399,916
#	Miroku Jyoho Service Co., Ltd.	137,100	3,457,038
	Mitachi Co., Ltd.	17,900	99,442
	Mitsubishi Research Institute, Inc.	56,200	1,904,385
	Mitsui High-Tec, Inc.	140,100	1,569,681
#	m-up Holdings, Inc.	4,800	114,227
	Mutoh Holdings Co., Ltd.	14,600	178,143
#	Nagano Keiki Co., Ltd.	96,400	699,193
	Nakayo, Inc.	75,100	967,585
	NEC Networks & System Integration Corp.	112,800	4,853,987
#	NET One Systems Co., Ltd.	112,800	3,251,745
	NF Corp.	25,900	391,326
	Nichicon Corp.	368,300	2,427,248
*	Nihon Dempa Kogyo Co., Ltd.	121,600	465,050
#	Nihon Denkei Co., Ltd.	31,800	312,827
#	Nippon Chemi-Con Corp.	83,600	942,920
#	Nippon Computer Dynamics Co., Ltd.	38,600	240,824
	Nippon Electric Glass Co., Ltd.	401,336	5,846,556
#	Nippon Information Development Co., Ltd.	12,600	158,168
#	Nippon Kodoshi Corp.	55,400	436,305
	Nippon Signal Co., Ltd.	355,200	3,302,167
	Nippon Systemware Co., Ltd.	56,800	1,058,414
	Nissha Co., Ltd.	232,800	1,700,122
	Nohmi Bosai, Ltd.	166,300	3,347,188
	NSD Co., Ltd.	559,460	7,922,113
#	Ohara, Inc.	35,900	304,435
	Ohizumi Manufacturing Co., Ltd.	27,100	118,264
# *	Okaya Electric Industries Co., Ltd.	77,800	236,721
	Oki Electric Industry Co., Ltd.	656,000	6,310,079
#	ONO Sokki Co., Ltd.	32,200	145,980
	Optex Group Co., Ltd.	235,520	2,681,147
*	Optim Corp.	9,800	194,142
	Optorun Co., Ltd.	30,600	831,147
	Oro Co., Ltd.	18,400	534,261
	Osaki Electric Co., Ltd.	322,100	1,548,529
	Oval Corp.	35,600	72,872
	Paltek Corp.	38,500	142,657
	PCA Corp.	2,300	77,768
#	PCI Holdings, Inc.	30,800	245,889
	Poletowin Pitcrew Holdings, Inc.	216,300	1,786,939
#	Pro-Ship, Inc.	41,700	439,129

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Rakus Co., Ltd.	260,600	$4,128,047
#	RECOMM Co., Ltd.	298,400	234,135
	Restar Holdings Corp.	139,300	2,246,677
	Riken Keiki Co., Ltd.	108,800	2,094,899
*	Riso Kagaku Corp.	136,800	1,836,460
	Roland DG Corp.	87,300	1,071,553
	Rorze Corp.	54,400	2,238,243
#	RS Technologies Co., Ltd.	20,100	484,203
	Ryoden Corp.	109,900	1,353,206
	Ryosan Co., Ltd.	171,300	3,745,950
	Ryoyo Electro Corp.	129,200	2,900,839
	Saison Information Systems Co., Ltd.	24,800	409,979
#	Sakura Internet, Inc.	155,700	821,950
	Sanken Electric Co., Ltd.	175,700	3,661,865
	Sanshin Electronics Co., Ltd.	140,900	1,962,534
#	Satori Electric Co., Ltd.	80,880	616,282
	Saxa Holdings, Inc.	32,600	519,278
#	SB Technology Corp.	69,800	1,732,997
	Scala, Inc.	83,700	392,687
#	Seikoh Giken Co., Ltd.	22,300	460,375
*	SEMITEC Corp.	5,500	107,572
#	Shibaura Electronics Co., Ltd.	57,400	1,242,002
	Shibaura Mechatronics Corp.	28,700	720,709
*	SHIFT, Inc.	1,600	133,690
	Shindengen Electric Manufacturing Co., Ltd.	53,900	1,242,790
	Shinko Electric Industries Co., Ltd.	535,400	6,682,951
	Shinko Shoji Co., Ltd.	307,100	2,476,545
	Shizuki Electric Co., Inc.	127,100	551,823
	Showa Shinku Co., Ltd.	25,400	300,994
	Sigma Koki Co., Ltd.	27,000	279,985
	Siix Corp.	223,400	1,819,452
	SK-Electronics Co., Ltd.	47,300	464,375
	SMK Corp.	36,699	876,616
	Softbrain Co., Ltd.	94,400	406,361
	Softcreate Holdings Corp.	56,900	970,045
	Soliton Systems K.K	36,600	457,706
	Soshin Electric Co., Ltd.	58,400	178,493
#	Sourcenext Corp.	364,000	1,062,608
	SRA Holdings	75,600	1,508,160
	Sumida Corp.	198,749	1,292,865
	Sun-Wa Technos Corp.	82,000	627,283
	Suzuden Corp.	1,200	13,023
	Suzuki Co., Ltd.	67,100	450,170
#	System Information Co., Ltd.	54,800	416,480
	System Research Co., Ltd.	27,200	382,731
	Systems Engineering Consultants Co., Ltd.	900	25,816
	Systemsoft Corp.	156,000	108,046
	Systena Corp.	531,900	7,477,765
	Tachibana Eletech Co., Ltd.	122,160	1,678,824
	Takachiho Koheki Co., Ltd.	38,500	330,075
#	TAKEBISHI Corp.	53,100	672,273
	Tamagawa Holdings Co., Ltd.	3,100	61,909
#	Tamura Corp.	586,500	2,404,643
#	Tazmo Co., Ltd.	39,500	431,327
	TDC Soft, Inc.	109,700	854,880
	TechMatrix Corp.	116,800	2,918,265
#	Techno Horizon Holdings Co., Ltd.	56,700	327,863
	Teikoku Tsushin Kogyo Co., Ltd.	53,800	595,781
#	Terilogy Co., Ltd.	15,600	66,938

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	TESEC Corp.	19,400	$155,239
	TKC Corp.	105,300	5,200,189
	Toho System Science Co., Ltd.	2,700	22,899
	Tokyo Electron Device, Ltd.	45,600	1,152,711
	Tokyo Seimitsu Co., Ltd.	291,800	9,438,815
	Tomen Devices Corp.	15,300	546,673
	Topcon Corp.	815,500	6,695,940
	Torex Semiconductor, Ltd.	45,500	445,467
	Toshiba TEC Corp.	69,500	2,263,164
	Toukei Computer Co., Ltd.	5,010	191,465
	Towa Corp.	159,000	1,373,560
	Toyo Corp.	161,900	1,539,732
*	Transcosmos, Inc.	8,900	177,587
	Tri Chemical Laboratories, Inc.	31,400	2,789,919
#	Tsuzuki Denki Co., Ltd.	42,800	527,920
	Ubicom Holdings, Inc.	12,500	148,508
	Ulvac, Inc.	222,500	6,132,696
*	UMC Electronics Co., Ltd.	52,700	115,876
*	Uniden Holdings Corp.	42,400	745,447
#	UNITED, Inc.	24,200	233,075
#	V Technology Co., Ltd.	69,600	2,402,404
#	VINX Corp.	11,500	106,454
	Wacom Co., Ltd.	1,103,500	3,837,438
	Wellnet Corp.	3,800	18,357
#	YAC Holdings Co., Ltd.	70,800	303,568
#	Yamaichi Electronics Co., Ltd.	154,400	2,105,804
	Yashima Denki Co., Ltd.	131,200	1,001,256
	Yokowo Co., Ltd.	105,200	2,374,052

TOTAL INFORMATION TECHNOLOGY			390,438,885

MATERIALS — (10.5%)
	Achilles Corp.	103,500	1,526,922
	ADEKA Corp.	654,200	8,214,890
#	Agro-Kanesho Co., Ltd.	1,300	18,854
	Aichi Steel Corp.	79,200	2,116,523
	Arakawa Chemical Industries, Ltd.	127,100	1,506,343
	Araya Industrial Co., Ltd.	25,200	252,653
	Asahi Holdings, Inc.	282,250	6,377,720
	Asahi Printing Co., Ltd.	25,700	220,844
	Asahi Yukizai Corp.	98,600	1,181,840
	Asahipen Corp.	2,100	33,655
	Asia Pile Holdings Corp.	220,000	853,586
	C Uyemura & Co., Ltd.	35,900	1,973,490
	Carlit Holdings Co., Ltd.	139,400	648,291
	Chuetsu Pulp & Paper Co., Ltd.	49,900	625,273
*	Chugai Mining Co., Ltd.	652,700	96,350
	Chugoku Marine Paints, Ltd.	461,700	3,530,429
	CI Takiron Corp.	314,400	1,709,245
#	CK-San-Etsu Co., Ltd.	21,200	562,798
	Dai Nippon Toryo Co., Ltd.	145,500	1,243,218
	Daido Steel Co., Ltd.	131,900	4,356,071
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	130,800	894,705
	Daiken Corp.	89,500	1,330,860
	Daiki Aluminium Industry Co., Ltd.	202,100	1,072,750
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	93,400	1,970,511
	Daio Paper Corp.	148,200	2,022,170
#	DKS Co., Ltd.	59,400	2,503,319
	Dowa Holdings Co., Ltd.	92,500	2,558,371
	Dynapac Co., Ltd.	8,500	112,056

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Fuji Seal International, Inc.	187,600	$3,256,538
	Fujikura Kasei Co., Ltd.	184,200	849,728
	Fujimori Kogyo Co., Ltd.	120,400	3,542,245
	Fuso Chemical Co., Ltd.	140,000	4,146,339
	Geostr Corp.	111,400	343,393
	Godo Steel, Ltd.	67,700	1,273,604
	Gun-Ei Chemical Industry Co., Ltd.	31,600	753,953
	Hakudo Co., Ltd.	48,200	552,510
	Harima Chemicals Group, Inc.	104,700	999,356
	Hodogaya Chemical Co., Ltd.	44,900	1,455,472
	Hokkan Holdings, Ltd.	56,100	794,480
	Hokko Chemical Industry Co., Ltd.	125,500	653,287
	Hokuetsu Corp.	941,899	3,719,611
	Honshu Chemical Industry Co., Ltd.	28,200	274,022
	Ise Chemicals Corp.	14,300	390,802
#	Ishihara Chemical Co., Ltd.	35,500	620,259
	Ishihara Sangyo Kaisha, Ltd.	222,050	1,320,162
	Ishizuka Glass Co., Ltd.	12,900	259,709
	JCU Corp.	165,700	3,876,195
	JSP Corp.	102,000	1,316,596
	Kaneka Corp.	117,500	3,039,170
	Kanto Denka Kogyo Co., Ltd.	313,800	2,494,643
	Katakura & Co-op Agri Corp.	21,500	232,805
	KeePer Technical Laboratory Co., Ltd.	49,500	656,788
	KH Neochem Co., Ltd.	234,500	4,051,173
#	Kimoto Co., Ltd.	239,000	309,514
	Koatsu Gas Kogyo Co., Ltd.	225,193	1,536,534
	Kobe Steel, Ltd.	1,878,500	6,282,823
#	Kohsoku Corp.	72,200	968,754
	Konishi Co., Ltd.	250,300	3,276,319
	Konoshima Chemical Co., Ltd.	31,600	188,082
	Krosaki Harima Corp.	35,700	1,255,906
#	Kumiai Chemical Industry Co., Ltd.	373,387	3,013,632
	Kunimine Industries Co., Ltd.	40,400	372,392
#	Kureha Corp.	130,550	5,265,432
	Kurimoto, Ltd.	66,400	1,100,994
	Kuriyama Holdings Corp.	78,000	349,081
	Kyoei Steel, Ltd.	161,600	2,053,474
#	Kyowa Leather Cloth Co., Ltd.	91,900	541,981
	Lintec Corp.	265,600	5,699,626
#	MEC Co., Ltd.	103,700	1,557,933
	Mitani Sekisan Co., Ltd.	73,200	3,264,201
	Mitsubishi Paper Mills, Ltd.	378,300	1,336,290
	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	384,367
	Mitsui Mining & Smelting Co., Ltd.	451,000	8,414,400
#	Molitec Steel Co., Ltd.	83,100	218,190
	MORESCO Corp.	39,800	327,880
	Mory Industries, Inc.	37,700	819,882
	Nakayama Steel Works, Ltd.	199,700	699,403
	Neturen Co., Ltd.	249,300	1,352,330
	New Japan Chemical Co., Ltd.	200,600	319,626
	Nicca Chemical Co., Ltd.	45,700	369,351
#	Nichia Steel Works, Ltd.	138,600	325,877
#	Nihon Kagaku Sangyo Co., Ltd.	88,900	774,824
#	Nihon Nohyaku Co., Ltd.	243,500	974,404
	Nihon Parkerizing Co., Ltd.	517,500	5,295,786
	Nihon Yamamura Glass Co., Ltd.	101,600	785,332
	Nippon Carbide Industries Co., Inc.	48,300	471,371
#	Nippon Chemical Industrial Co., Ltd.	42,600	887,740

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Nippon Concrete Industries Co., Ltd.	306,600	$713,941
# *	Nippon Denko Co., Ltd.	779,814	1,075,424
#	Nippon Fine Chemical Co., Ltd.	81,500	1,116,880
	Nippon Kayaku Co., Ltd.	148,100	1,432,715
*	Nippon Kinzoku Co., Ltd.	27,000	157,721
*	Nippon Koshuha Steel Co., Ltd.	26,799	90,701
	Nippon Light Metal Holdings Co., Ltd.	4,269,500	6,724,107
	Nippon Paper Industries Co., Ltd.	423,000	6,040,599
#	Nippon Pillar Packing Co., Ltd.	152,100	1,927,311
	Nippon Soda Co., Ltd.	184,500	4,733,839
	Nippon Yakin Kogyo Co., Ltd.	112,849	1,732,541
#	Nitta Gelatin, Inc.	100,500	642,395
	Nittetsu Mining Co., Ltd.	43,300	1,750,734
#	Nozawa Corp.	52,500	266,521
	Oat Agrio Co., Ltd.	18,000	168,780
	Okamoto Industries, Inc.	82,600	3,313,706
	Okura Industrial Co., Ltd.	56,900	828,392
	Osaka Organic Chemical Industry, Ltd.	100,800	1,611,507
	Osaka Soda Co., Ltd.	106,299	2,425,151
	Osaka Steel Co., Ltd.	94,200	1,030,034
# *	OSAKA Titanium Technologies Co., Ltd.	142,300	1,235,596
#	Pacific Metals Co., Ltd.	115,599	1,782,129
	Pack Corp. (The)	96,200	3,044,220
#	Rasa Industries, Ltd.	49,700	573,397
	Rengo Co., Ltd.	222,700	1,734,983
	Riken Technos Corp.	255,000	1,044,871
	Sakai Chemical Industry Co., Ltd.	107,300	1,797,655
	Sakata INX Corp.	289,100	2,581,508
	Sanyo Chemical Industries, Ltd.	94,900	3,738,575
#	Sanyo Special Steel Co., Ltd.	147,060	1,284,089
	Seiko PMC Corp.	67,900	412,015
	Sekisui Plastics Co., Ltd.	177,200	991,435
	Shikoku Chemicals Corp.	260,000	2,641,416
#	Shinagawa Refractories Co., Ltd.	42,000	852,953
	Shin-Etsu Polymer Co., Ltd.	321,900	2,509,663
	SK Kaken Co., Ltd.	1,100	418,722
	Soken Chemical & Engineering Co., Ltd.	51,200	514,127
	Stella Chemifa Corp.	79,700	1,738,069
	Sumitomo Bakelite Co., Ltd.	159,300	4,114,499
#	Sumitomo Osaka Cement Co., Ltd.	265,199	8,629,840
	Sumitomo Seika Chemicals Co., Ltd.	65,100	1,785,611
	T Hasegawa Co., Ltd.	204,200	4,094,518
	T&K Toka Co., Ltd.	146,900	988,588
	Taisei Lamick Co., Ltd.	43,300	1,050,196
	Taiyo Holdings Co., Ltd.	138,300	5,655,263
	Takasago International Corp.	103,200	2,187,790
#	Takemoto Yohki Co., Ltd.	35,000	246,604
#	Taoka Chemical Co., Ltd.	4,700	301,786
	Tayca Corp.	130,300	1,819,790
	Tenma Corp.	126,900	1,830,666
	Titan Kogyo, Ltd.	5,100	78,392
	Toagosei Co., Ltd.	822,800	7,528,080
*	Toda Kogyo Corp.	21,500	256,952
	Toho Acetylene Co., Ltd.	12,700	149,213
#	Toho Chemical Industry Co., Ltd.	47,000	217,164
#	Toho Titanium Co., Ltd.	256,300	1,451,291
*	Toho Zinc Co., Ltd.	100,399	1,225,602
	Tohoku Steel Co., Ltd.	16,300	200,472
	Tokushu Tokai Paper Co., Ltd.	68,658	2,589,593

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Tokuyama Corp.	414,298	$8,741,684
	Tokyo Ohka Kogyo Co., Ltd.	71,200	3,062,234
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	180,587
*	Tokyo Rope Manufacturing Co., Ltd.	101,700	499,693
#	Tokyo Steel Manufacturing Co., Ltd.	791,600	5,039,883
	Tokyo Tekko Co., Ltd.	71,800	751,087
*	Tomoegawa Co., Ltd.	33,600	269,592
	Tomoku Co., Ltd.	80,700	1,157,779
	Topy Industries, Ltd.	107,600	1,258,134
#	Toyo Gosei Co., Ltd.	32,800	1,578,498
	Toyo Ink SC Holdings Co., Ltd.	252,200	4,796,934
	Toyobo Co., Ltd.	667,400	7,774,416
#	TYK Corp.	172,600	477,710
	UACJ Corp.	211,841	3,452,162
	Ube Industries, Ltd.	138,500	2,322,561
	Ultrafabrics Holdings Co., Ltd.	2,400	17,526
	Valqua, Ltd.	118,699	1,973,815
	Vertex Corp.	45,998	584,853
	Wavelock Holdings Co., Ltd.	30,900	210,654
	Wood One Co., Ltd.	48,500	492,408
*	W-Scope Corp.	18,600	61,226
	Yamato Kogyo Co., Ltd.	215,500	4,229,126
	Yodogawa Steel Works, Ltd.	152,700	2,402,477
#	Yotai Refractories Co., Ltd.	118,000	668,185
	Yushiro Chemical Industry Co., Ltd.	73,800	782,549

TOTAL MATERIALS			317,046,413

REAL ESTATE — (1.8%)
#	AD Works Group Co., Ltd.	194,879	310,528
	Airport Facilities Co., Ltd.	148,670	593,512
	Anabuki Kosan, Inc.	12,900	175,230
#	Aoyama Zaisan Networks Co., Ltd.	43,700	465,130
	Apaman Co., Ltd.	71,700	341,071
#	Arealink Co., Ltd.	29,600	242,801
#	B-Lot Co., Ltd.	40,000	222,252
#	Cosmos Initia Co., Ltd.	97,700	357,474
	Daibiru Corp.	358,100	3,276,824
	Dear Life Co., Ltd.	132,800	498,770
	Goldcrest Co., Ltd.	127,870	1,928,926
#	Good Com Asset Co., Ltd.	10,300	143,164
#	Grandy House Corp.	118,600	363,925
	Heiwa Real Estate Co., Ltd.	236,600	6,352,901
	Ichigo, Inc.	1,187,800	3,041,704
	Intellex Co., Ltd.	30,000	151,061
# *	Japan Asset Marketing Co., Ltd.	1,458,100	1,228,850
	Japan Corporate Housing Service, Inc.	11,700	108,565
	Japan Property Management Center Co., Ltd.	83,400	785,945
	JSB Co., Ltd.	7,400	154,960
	Keihanshin Building Co., Ltd.	272,400	3,516,734
	Kenedix, Inc.	1,442,000	6,516,266
	Land Business Co., Ltd.	14,800	39,203
# *	Leopalace21 Corp.	1,890,700	4,200,421
*	Miyakoshi Holdings, Inc.	800	4,223
	Mugen Estate Co., Ltd.	64,200	278,175
#	Nippon Commercial Development Co., Ltd.	85,500	1,092,947
	Nisshin Group Holdings Co., Ltd.	234,800	874,257
#	Prospect Co., Ltd.	3,669,000	841,349
#	Raysum Co., Ltd.	105,400	872,484
	SAMTY Co., Ltd.	145,350	1,880,371

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Sankyo Frontier Co., Ltd.	23,100	$677,368
	Sansei Landic Co., Ltd.	29,100	189,811
	Shinoken Group Co., Ltd.	112,600	833,229
	Star Mica Holdings Co., Ltd.	94,100	1,283,907
	Sun Frontier Fudousan Co., Ltd.	232,400	1,846,198
	Takara Leben Co., Ltd.	617,000	2,020,522
	TOC Co., Ltd.	383,950	2,382,504
	Tokyo Rakutenchi Co., Ltd.	19,000	712,455
#	Tokyo Theatres Co., Inc.	54,099	594,620
	Tosei Corp.	273,400	2,653,311
	Urbanet Corp. Co., Ltd.	81,400	190,259
	Yasuragi Co., Ltd.	36,700	640,505
	Yoshicon Co., Ltd.	3,100	22,621

TOTAL REAL ESTATE			54,907,333

UTILITIES — (1.6%)
	EF-ON, Inc.	88,520	405,465
	eRex Co., Ltd.	204,000	2,841,953
	Hiroshima Gas Co., Ltd.	337,400	1,131,387
	Hokkaido Electric Power Co., Inc.	1,316,800	5,039,274
	Hokkaido Gas Co., Ltd.	102,300	1,493,171
	Hokuriku Electric Power Co.	911,200	6,141,301
#	Hokuriku Gas Co., Ltd.	10,100	293,776
	K&O Energy Group, Inc.	104,300	1,532,851
	Nippon Gas Co., Ltd.	210,300	6,935,460
	Okinawa Electric Power Co., Inc. (The)	343,921	6,271,736
# *	RENOVA, Inc.	147,600	1,482,398
	Saibu Gas Co., Ltd.	244,700	6,068,237
#	Shikoku Electric Power Co., Inc.	282,200	2,181,292
	Shizuoka Gas Co., Ltd.	373,600	3,357,106
#	Toell Co., Ltd.	57,500	361,586
	West Holdings Corp.	134,810	2,227,456

TOTAL UTILITIES			47,764,449

TOTAL COMMON STOCKS			2,954,099,146

RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
*	Chiba Kogyo Bank, Ltd.	403,000	0

TOTAL INVESTMENT SECURITIES (Cost $3,087,490,509)			2,954,099,146

			Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@ §	The DFA Short Term Investment Fund	6,480,173	74,982,086

TOTAL INVESTMENTS — (100.0%) (Cost $3,162,447,932)			$3,029,081,232

ST	Special Tax
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$83,027,980	—	$83,027,980
Consumer Discretionary	$1,214,652	496,962,499	—	498,177,151
Consumer Staples	—	240,454,061	—	240,454,061
Energy	—	37,478,400	—	37,478,400
Financials	—	258,008,707	—	258,008,707
Health Care	—	148,513,158	—	148,513,158
Industrials	—	878,282,609	—	878,282,609
Information Technology	—	390,438,885	—	390,438,885
Materials	—	317,046,413	—	317,046,413
Real Estate	310,528	54,596,805	—	54,907,333
Utilities	—	47,764,449	—	47,764,449
Securities Lending Collateral	—	74,982,086	—	74,982,086

TOTAL	$1,525,180	$3,027,556,052	—	$3,029,081,232

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.7%)
AUSTRALIA — (50.7%)
*	3P Learning, Ltd.	93,233	$45,006
*	88 Energy, Ltd.	2,549,893	9,872
	A2B Australia, Ltd.	241,263	123,106
	Accent Group, Ltd.	2,095,327	1,578,344
	Adairs, Ltd.	643,521	654,181
#	Adelaide Brighton, Ltd.	2,564,728	4,517,693
*	Advance NanoTek, Ltd.	4,230	12,197
# *	Ainsworth Game Technology, Ltd.	424,317	119,395
# *	Alkane Resources, Ltd.	2,214,509	1,053,909
#	Alliance Aviation Services, Ltd.	104,215	142,940
	ALS, Ltd.	1,127,015	4,921,513
	Altium, Ltd.	220,561	4,841,612
# *	Altura Mining, Ltd.	1,171,741	38,033
#	AMA Group, Ltd.	2,283,100	624,062
# *	Amaysim Australia, Ltd.	1,875,508	384,064
	Ansell, Ltd.	700,311	12,915,269
	AP Eagers, Ltd.	775,292	2,565,416
	APN Property Group, Ltd.	58,003	18,762
	Appen, Ltd.	41,643	688,085
*	Arafura Resources, Ltd.	1,409,526	66,311
#	ARB Corp., Ltd.	527,030	5,175,609
*	Ardent Leisure Group, Ltd.	4,054,650	941,576
	Asaleo Care, Ltd.	1,105,315	739,849
	AUB Group, Ltd.	478,705	3,627,944
#	Aurelia Metals, Ltd.	3,920,282	813,682
	Austal, Ltd.	2,531,117	5,541,992
*	Australian Agricultural Co., Ltd.	3,613,877	2,722,624
	Australian Ethical Investment, Ltd.	14,575	43,722
	Australian Finance Group, Ltd.	838,690	843,989
	Australian Pharmaceutical Industries, Ltd.	3,111,806	2,358,897
#	Australian Vintage, Ltd.	4,317,004	1,160,832
#	Auswide Bank, Ltd.	106,144	300,103
	AVJennings, Ltd.	7,058,528	1,806,022
*	AVZ Minerals, Ltd.	1,847,793	71,043
*	Axsesstoday, Ltd.	20,251	4,021
	Baby Bunting Group, Ltd.	364,553	639,811
#	Bank of Queensland, Ltd.	2,104,987	7,097,666
	Bapcor, Ltd.	2,370,755	7,548,884
*	Base Resources, Ltd.	393,323	33,149
	Beach Energy, Ltd.	323,968	315,788
#	Bega Cheese, Ltd.	1,535,076	4,806,134
	Bell Financial Group, Ltd.	122,493	88,503
#	Bendigo & Adelaide Bank, Ltd.	463,376	1,960,611
*	Berkeley Energia, Ltd.	27,600	3,506
	Bingo Industries, Ltd.	841,528	1,274,489
#	Blackmores, Ltd.	90,390	4,436,707
#	Bravura Solutions, Ltd.	1,621,807	5,064,345
	Breville Group, Ltd.	788,368	8,921,355
	Brickworks, Ltd.	527,768	4,657,863
*	Buru Energy, Ltd.	678,801	39,635
#	BWX, Ltd.	536,568	1,250,905
# *	Byron Energy, Ltd.	89,192	8,363
# *	Cann Group, Ltd.	71,385	42,705
#	Capitol Health, Ltd.	3,495,372	449,912
# *	Cardno, Ltd.	1,127,842	183,121

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Carnarvon Petroleum, Ltd.	3,381,086	$413,330
	Carsales.com, Ltd.	1,320,135	12,076,314
# *	Cash Converters International, Ltd.	3,582,331	357,067
*	Castile Resources, Ltd.	538,794	57,932
*	Catapult Group International, Ltd.	401,552	313,355
*	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	439,841	1,205,373
*	Centrebet Litigation	81,336	0
*	Centrebet Litigation Claim	81,336	0
	Centuria Capital Group	141,621	147,533
	Challenger, Ltd.	110,390	351,574
*	Champion Iron, Ltd.	204,512	263,035
	Citadel Group, Ltd. (The)	129,670	288,554
#	City Chic Collective, Ltd.	166,193	251,228
#	Class, Ltd.	386,717	347,163
	Clean Seas Seafood, Ltd.	87,730	37,398
*	Clean TeQ Holdings, Ltd.	86,928	11,758
	Cleanaway Waste Management, Ltd.	8,694,486	10,490,102
#	Clinuvel Pharmaceuticals, Ltd.	108,279	1,533,866
#	Clover Corp., Ltd.	365,203	496,537
	Codan, Ltd.	670,501	2,820,716
#	Collection House, Ltd.	2,084,920	1,474,122
	Collins Foods, Ltd.	828,537	3,940,145
# *	Cooper Energy, Ltd.	13,152,681	3,655,800
#	Corporate Travel Management, Ltd.	520,840	4,263,999
#	Costa Group Holdings, Ltd.	2,640,354	4,932,059
#	Credit Corp. Group, Ltd.	525,391	5,594,914
	Credit Corp. Group, Ltd.	91,934	748,860
	CSR, Ltd.	3,445,365	8,280,714
*	CuDeco, Ltd.	387,893	11,147
# *	Dacian Gold, Ltd.	687,075	159,103
	Data#3, Ltd.	962,073	2,400,830
	Decmil Group, Ltd.	920,710	132,124
	Dicker Data, Ltd.	221,608	1,006,076
#	Domain Holdings Australia, Ltd.	1,659,629	2,810,318
	Downer EDI, Ltd.	503,714	1,355,050
	DWS, Ltd.	514,109	235,078
# *	Eclipx Group, Ltd.	2,757,791	1,285,178
	Elanor Investor Group	12,192	7,193
	Elders, Ltd.	1,232,076	6,908,087
*	Electro Optic Systems Holdings, Ltd.	550,311	1,657,635
# *	Emeco Holdings, Ltd.	976,666	735,925
*	EML Payments, Ltd.	829,369	1,497,824
*	Energy World Corp., Ltd.	87,518	4,100
	Enero Group, Ltd.	10,609	8,307
	EQT Holdings, Ltd.	95,702	1,336,581
	Estia Health, Ltd.	1,663,088	1,611,736
	Euroz, Ltd.	108,281	59,264
#	EVENT Hospitality and Entertainment, Ltd.	546,035	2,729,927
# *	FAR, Ltd.	12,771,552	139,711
#	Finbar Group, Ltd.	203,868	86,360
*	Fleetwood Corp., Ltd.	347,465	334,478
	FlexiGroup, Ltd.	2,196,712	1,283,025
	Flight Centre Travel Group, Ltd.	52,732	373,709
#	Freedom Foods Group, Ltd.	362,595	1,016,234
#	G8 Education, Ltd.	5,105,803	2,863,199
# *	Galaxy Resources, Ltd.	2,565,745	1,258,688
	Genworth Mortgage Insurance Australia, Ltd.	1,836,784	2,539,275
*	GetSwift, Ltd.	28,980	14,299

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Gold Road Resources, Ltd.	3,183,092	$3,250,408
	GR Engineering Services, Ltd.	55,230	24,244
# *	GrainCorp, Ltd., Class A	1,547,172	3,552,911
#	Grange Resources, Ltd.	449,866	65,648
*	Greenland Minerals, Ltd.	1,692,337	124,339
	GTN, Ltd.	15,394	4,080
	GUD Holdings, Ltd.	877,853	5,210,888
#	GWA Group, Ltd.	1,911,130	3,430,409
	Hansen Technologies, Ltd.	1,388,853	2,525,476
	Healius, Ltd.	4,144,191	6,931,385
#	Helloworld Travel, Ltd.	40,876	46,056
*	Highfield Resources, Ltd.	160,730	36,923
*	Horizon Oil, Ltd.	714,889	23,587
#	HT&E, Ltd.	1,774,958	1,289,910
#	HUB24, Ltd.	236,297	1,485,808
*	IDM International, Ltd.	958	0
	IGO, Ltd.	3,070,006	9,313,395
	Iluka Resources, Ltd.	1,361,287	6,752,038
*	Image Resources NL	332,933	33,966
	Imdex, Ltd.	2,381,029	1,650,000
*	Immutep, Ltd.	140,912	15,844
# *	ImpediMed, Ltd.	417,437	10,499
	Infigen Energy	6,695,697	2,562,136
	Infomedia, Ltd.	3,173,011	3,316,389
	Inghams Group, Ltd.	2,191,759	4,965,637
# *	Intega Group, Ltd.	1,127,842	197,781
	Integral Diagnostics, Ltd.	283,232	594,742
#	Integrated Research, Ltd.	611,969	1,247,007
#	InvoCare, Ltd.	1,186,587	7,935,190
*	ioneer, Ltd.	330,187	28,594
#	IOOF Holdings, Ltd.	2,149,859	6,001,889
	IPH, Ltd.	1,243,670	5,948,331
	IRESS, Ltd.	1,132,562	8,261,080
# *	iSelect, Ltd.	96,851	14,363
# *	iSentia Group, Ltd.	1,014,066	97,420
	IVE Group, Ltd.	578,489	249,009
#	Japara Healthcare, Ltd.	1,815,991	586,946
#	JB Hi-Fi, Ltd.	532,116	12,029,759
	Johns Lyng Group, Ltd.	80,400	126,274
#	Jumbo Interactive, Ltd.	208,843	1,640,386
	Jupiter Mines, Ltd.	4,784,049	840,485
#	K&S Corp., Ltd.	191,577	188,191
# *	Karoon Energy, Ltd.	3,989,162	1,406,805
*	Kingsgate Consolidated, Ltd.	1,825,067	478,354
#	Kogan.com, Ltd.	266,008	1,372,421
*	Lednium Technology Pty, Ltd.	195,019	0
	Lifestyle Communities, Ltd.	96,718	468,593
	Link Administration Holdings, Ltd.	440,508	1,074,857
#	Lovisa Holdings, Ltd.	122,612	584,784
# *	Lynas Corp., Ltd.	4,844,493	5,424,093
	MACA, Ltd.	1,272,720	606,864
	Macmahon Holdings, Ltd.	5,344,671	765,263
*	MaxiTRANS Industries, Ltd.	400,285	40,504
# *	Mayne Pharma Group, Ltd.	10,077,132	2,691,204
	McMillan Shakespeare, Ltd.	490,350	2,118,138
	McPherson’s, Ltd.	523,953	893,658
*	Medusa Mining, Ltd.	475,938	206,982
# *	Mesoblast, Ltd.	630,272	1,345,258
# *	Metals X, Ltd.	4,002,773	206,051

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Metcash, Ltd.	7,963,936	$12,845,372
#	Michael Hill International, Ltd.	1,490,263	319,753
	Michael Hill International, Ltd.	94,305	21,479
	Midway, Ltd.	3,757	2,451
*	Millennium Minerals, Ltd.	1,065,474	26,592
*	Mincor Resources NL	50,402	20,058
#	Mineral Resources, Ltd.	1,213,862	13,082,811
# *	MMA Offshore, Ltd.	4,757,868	244,217
#	MNF Group, Ltd.	194,514	586,194
	Moelis Australia, Ltd.	72,907	108,639
#	Monadelphous Group, Ltd.	566,488	4,117,998
#	Monash IVF Group, Ltd.	1,051,503	403,024
	Monash IVF Group, Ltd.	687,178	266,441
#	Money3 Corp., Ltd.	926,438	949,968
*	Morning Star Gold NL	332,749	0
	Mortgage Choice, Ltd.	814,098	364,713
	Mosaic Brands, Ltd.	5,993	2,212
# *	Motorcycle Holdings, Ltd.	19,615	9,982
	Mount Gibson Iron, Ltd.	4,804,298	1,965,664
# *	Myanmar Metals, Ltd.	494,858	13,203
# *	Myer Holdings, Ltd.	3,707,181	476,492
	MyState, Ltd.	534,849	1,362,698
	Navigator Global Investments, Ltd.	997,653	842,817
# *	nearmap, Ltd.	1,327,876	1,298,153
#	Neometals, Ltd.	626,513	67,151
	Netwealth Group, Ltd.	365,621	1,791,252
	New Energy Solar, Ltd.	56,462	38,502
#	New Hope Corp., Ltd.	2,234,532	2,233,335
*	NEXTDC, Ltd.	2,176,341	12,419,886
	nib holdings, Ltd.	3,261,361	10,422,419
#	Nick Scali, Ltd.	400,543	1,191,792
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	8,552,466
	NRW Holdings, Ltd.	2,939,598	3,215,793
# *	Nufarm, Ltd.	2,076,155	7,051,021
	OFX Group, Ltd.	1,914,359	1,526,984
	OM Holdings, Ltd.	342,290	77,303
	Omni Bridgeway, Ltd.	2,483,992	6,478,508
*	Onevue Holdings, Ltd.	857,257	125,486
	oOh!media, Ltd.	3,082,993	2,040,440
# *	Orocobre, Ltd.	141,073	204,769
	Orora, Ltd.	8,341,282	13,862,055
*	Otto Energy, Ltd.	1,066,610	4,487
	Over the Wire Holdings, Ltd.	14,661	27,423
	OZ Minerals, Ltd.	2,218,981	12,790,711
#	Pacific Current Group, Ltd.	248,331	783,291
#	Pacific Smiles Group, Ltd.	256,946	233,460
# *	Pact Group Holdings, Ltd.	1,597,987	1,976,712
# *	Paladin Energy, Ltd.	1,235,586	82,888
*	Panoramic Resources, Ltd.	4,660,585	364,448
# *	Pantoro, Ltd.	632,837	58,691
	Paragon Care, Ltd.	557,992	60,359
	Peet, Ltd.	928,220	443,695
	Pendal Group, Ltd.	2,052,929	7,290,853
	People Infrastructure, Ltd.	39,313	45,406
	Perenti Global, Ltd.	4,835,224	2,843,034
#	Perpetual, Ltd.	350,481	6,812,863
*	Perseus Mining, Ltd.	9,066,296	5,479,080
#	Pioneer Credit, Ltd.	166,590	26,671
#	Platinum Asset Management, Ltd.	2,119,364	4,785,813

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Pluton Resources, Ltd.	20,710	$0
*	Poseidon Nickel, Ltd.	643,832	14,128
# *	Praemium, Ltd.	1,152,591	267,567
	Premier Investments, Ltd.	732,415	7,340,343
*	Prime Media Group, Ltd.	44,455	2,853
#	Pro Medicus, Ltd.	300,101	5,051,114
	Propel Funeral Partners, Ltd.	15,509	27,256
	PWR Holdings, Ltd.	169,474	424,060
*	Quickstep Holdings, Ltd.	134,452	6,072
#	Ramelius Resources, Ltd.	4,758,357	4,043,257
	Reckon, Ltd.	446,073	173,896
*	Red 5, Ltd.	780,941	94,577
*	Red River Resources, Ltd.	614,980	25,154
*	Redbubble, Ltd.	49,962	25,485
#	Regis Healthcare, Ltd.	1,425,409	1,377,829
	Regis Resources, Ltd.	3,188,786	9,117,917
# *	Reject Shop, Ltd. (The)	100,522	234,784
#	Reliance Worldwide Corp., Ltd.	2,602,124	4,577,791
	Resimac Group, Ltd.	11,841	6,440
# *	Resolute Mining, Ltd.	9,170,450	5,463,656
#	Rhipe, Ltd.	298,914	332,193
#	Ridley Corp., Ltd.	1,862,695	856,834
*	RPMGlobal Holdings, Ltd.	192,851	123,802
	RXP Services, Ltd.	284,324	55,200
	Salmat, Ltd.	667,137	343,035
	Sandfire Resources, Ltd.	1,249,475	3,626,320
*	Saracen Mineral Holdings, Ltd.	6,862,422	18,820,844
	SeaLink Travel Group, Ltd.	338,672	792,806
	Select Harvests, Ltd.	697,602	3,279,113
*	Senex Energy, Ltd.	11,261,657	1,551,444
#	Servcorp, Ltd.	366,667	623,429
	Service Stream, Ltd.	2,572,185	3,272,758
*	Seven West Media, Ltd.	5,378,078	295,815
	SG Fleet Group, Ltd.	393,656	342,492
	Sigma Healthcare, Ltd.	6,192,917	2,431,014
# *	Silver Lake Resources, Ltd.	7,807,789	9,643,652
# *	Silver Mines, Ltd.	318,112	17,314
	Sims, Ltd.	1,162,937	5,227,933
	SmartGroup Corp., Ltd.	674,100	2,356,290
#	Southern Cross Media Group, Ltd.	13,206,930	1,192,927
	Spark Infrastructure Group	11,520,334	14,149,222
#	SpeedCast International, Ltd.	1,707,915	879,241
	SRG Global, Ltd.	330,321	54,861
#	St Barbara, Ltd.	5,157,916	8,489,655
	Stanmore Coal, Ltd.	45,430	29,428
*	Stanmore Coal, Ltd.	1,377	902
	Star Entertainment Grp, Ltd. (The)	1,419,985	2,783,830
	Steadfast Group, Ltd.	5,683,479	11,223,075
# *	Strike Energy, Ltd.	2,846,114	238,642
	Sunland Group, Ltd.	1,211,896	924,497
#	Super Retail Group, Ltd.	996,910	4,067,162
# *	Superloop, Ltd.	689,422	350,709
# *	Syrah Resources, Ltd.	2,327,569	348,404
	Tassal Group, Ltd.	1,531,815	3,736,383
	Technology One, Ltd.	1,748,272	10,724,852
*	Thorn Group, Ltd.	744,756	67,973
*	Tiger Resources, Ltd.	9,447,997	1,773
	Tribune Resources, Ltd.	14,725	61,166
*	Troy Resources, Ltd.	372,547	18,592

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	United Malt Grp, Ltd.	1,547,172	$4,294,995
	Village Roadshow, Ltd.	942,069	1,369,382
# *	Virgin Australia Holdings, Ltd.	7,648,897	0
# *	Virgin Australia Holdings, Ltd.	11,131,924	792,592
	Virtus Health, Ltd.	572,516	1,139,673
	Vita Group, Ltd.	450,191	317,831
	Viva Energy Group, Ltd.	1,133,081	1,058,989
*	Vocus Group, Ltd.	4,546,270	9,025,141
# *	Wagners Holding Co., Ltd.	122,838	78,844
#	Webjet, Ltd.	2,049,516	4,018,491
	Western Areas, Ltd.	1,961,504	2,764,952
# *	Westgold Resources, Ltd.	2,299,520	3,020,940
	Whitehaven Coal, Ltd.	4,887,743	5,768,356
	WPP AUNZ, Ltd.	1,788,160	288,428

TOTAL AUSTRALIA			673,090,641

CHINA — (1.0%)
	APT Satellite Holdings, Ltd.	200,500	63,779
*	China Display Optoelectronics Technology Holdings, Ltd.	6,384,000	338,716
	China Flavors & Fragrances Co., Ltd.	831,028	144,364
	CITIC Telecom International Holdings, Ltd.	13,794,125	5,104,314
	K Wah International Holdings, Ltd.	1,360,000	623,188
	KWG Group Holdings, Ltd.	100,000	147,929
# *	Leyou Technologies Holdings, Ltd.	2,365,000	705,131
	SITC International Holdings Co., Ltd.	6,142,000	6,067,443
	TK Group Holdings, Ltd.	1,482,000	457,852

TOTAL CHINA			13,652,716

HONG KONG — (24.0%)
	Aeon Credit Service Asia Co., Ltd.	968,000	720,473
	Aeon Stores Hong Kong Co., Ltd.	248,000	69,807
#	Agritrade Resources, Ltd.	25,025,000	537,157
	Allied Group, Ltd.	655,200	3,471,779
	Allied Properties HK, Ltd.	12,947,857	3,224,889
#	APAC Resources, Ltd.	3,766,513	427,696
*	Applied Development Holdings, Ltd.	14,125,000	345,869
*	Arts Optical International Hldgs, Ltd.	730,000	93,831
#	Asia Financial Holdings, Ltd.	2,404,908	1,140,343
	Asia Standard Hotel Group, Ltd.	19,861,654	644,445
	Asia Standard International Group, Ltd.	13,222,917	1,607,516
#	Asiasec Properties, Ltd.	1,737,000	286,713
	Associated International Hotels, Ltd.	952,000	1,986,700
	Automated Systems Holdings, Ltd.	340,400	39,746
*	Bel Global Resources Holdings, Ltd.	2,576,000	0
*	Best Food Holding Co., Ltd.	996,000	108,439
	BOCOM International Holdings Co., Ltd.	817,000	109,478
	BOE Varitronix, Ltd.	3,807,293	1,022,597
#	Bright Smart Securities & Commodities Group, Ltd.	6,518,000	843,530
*	Brightoil Petroleum Holdings, Ltd.	9,034,000	655,482
	Build King Holdings, Ltd.	440,000	46,900
*	Burwill Holdings, Ltd.	37,300,960	127,985
	Cafe de Coral Holdings, Ltd.	3,254,000	6,712,881
# *	Camsing International Holding, Ltd.	3,238,000	181,687
	Century City International Holdings, Ltd.	7,111,460	381,479
	CGN Mining Co., Ltd.	5,195,000	170,625
	Chen Hsong Holdings	1,296,000	320,756
	Cheuk Nang Holdings, Ltd.	727,776	226,363
#	Chevalier International Holdings, Ltd.	820,989	1,041,362

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	China Baoli Technologies Holdings, Ltd.	1,147,500	$5,491
# *	China Best Group Holding, Ltd.	4,250,000	92,011
# *	China Energy Development Holdings, Ltd.	61,178,000	1,472,478
	China Motor Bus Co., Ltd.	67,800	881,353
	China New Higher Education Group, Ltd.	619,000	324,957
*	China Shandong Hi-Speed Financial Group, Ltd.	5,514,000	234,096
*	China Solar Energy Holdings, Ltd.	1,669,500	7,268
#	China Star Entertainment, Ltd.	11,480,000	2,630,326
# *	China Strategic Holdings, Ltd.	80,821,250	237,809
*	China Tonghai International Financial, Ltd.	1,300,000	61,031
	Chinese Estates Holdings, Ltd.	3,459,000	1,652,830
*	Chinlink International Holdings, Ltd.	944,800	87,358
	Chinney Investments, Ltd.	1,180,000	253,133
	Chong Hing Bank, Ltd.	234,000	307,692
	Chow Sang Sang Holdings International, Ltd.	2,417,000	2,434,001
	Chuang’s China Investments, Ltd.	8,811,407	450,070
	Chuang’s Consortium International, Ltd.	7,519,043	1,110,542
#	CK Life Sciences Intl Holdings, Inc.	23,824,000	3,058,565
	CNQC International Holdings, Ltd.	4,855,000	518,784
	CNT Group, Ltd.	7,979,264	370,241
	Convenience Retail Asia, Ltd.	580,000	306,902
# *	Convoy Global Holdings, Ltd.	38,622,000	155,933
# *	Cosmopolitan International Holdings, Ltd.	1,396,000	180,087
#	Cowell e Holdings, Inc.	5,350,000	1,444,228
*	Crocodile Garments	2,196,000	108,882
	Cross-Harbour Holdings, Ltd. (The)	1,596,645	2,336,492
	CSI Properties, Ltd.	48,266,383	1,680,212
*	CST Group, Ltd.	144,064,000	461,209
*	CW Group Holdings, Ltd.	1,361,500	7,604
#	Dah Sing Banking Group, Ltd.	4,171,116	4,094,804
	Dah Sing Financial Holdings, Ltd.	1,688,544	5,570,086
	Dickson Concepts International, Ltd.	1,620,500	852,388
*	Digital Domain Holdings, Ltd.	2,310,000	13,549
# *	Dingyi Group Investment, Ltd.	6,285,000	150,093
#	Dynamic Holdings, Ltd.	78,000	116,502
	Eagle Nice International Holdings, Ltd.	2,194,000	621,682
	EcoGreen International Group, Ltd.	1,994,640	305,232
*	eForce Holdings, Ltd.	8,784,000	144,144
*	Emperor Capital Group, Ltd.	32,721,000	657,256
	Emperor Entertainment Hotel, Ltd.	5,165,000	784,758
#	Emperor International Holdings, Ltd.	10,584,753	1,955,511
	Emperor Watch & Jewellery, Ltd.	35,970,000	646,741
*	Energy International Investments Holdings, Ltd.	1,960,000	18,853
*	ENM Holdings, Ltd.	16,584,000	1,279,583
*	Esprit Holdings, Ltd.	17,615,350	1,689,356
*	Eternity Investment, Ltd.	820,000	12,729
*	Ezcom Holdings, Ltd.	72,576	0
#	Fairwood Holdings, Ltd.	918,600	2,199,668
	Far East Consortium International, Ltd.	11,349,130	4,025,996
*	Far East Holdings International, Ltd.	1,911,000	35,315
# *	FIH Mobile, Ltd.	39,563,000	4,421,717
	First Pacific Co., Ltd.	16,870,000	3,485,948
*	First Shanghai Investments, Ltd.	6,672,000	282,932
	Fountain SET Holdings, Ltd.	6,762,000	1,008,929
	Four Seas Mercantile Holdings, Ltd.	610,000	227,508
*	Freeman Fintech Corp, Ltd.	13,680,000	158,813
*	Genting Hong Kong, Ltd.	483,000	34,733
	Get Nice Financial Group, Ltd.	2,438,600	204,668
	Get Nice Holdings, Ltd.	59,028,000	931,458

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Giordano International, Ltd.	13,212,000	$2,663,473
*	Global Brands Group Holding, Ltd.	7,046,599	195,941
	Glorious Sun Enterprises, Ltd.	4,616,000	531,011
*	Glory Sun Land Group, Ltd.	3,081,000	276,573
	Gold Peak Industries Holdings, Ltd.	3,029,642	266,768
	Golden Resources Development International, Ltd.	4,082,500	316,377
# *	Gold-Finance Holdings, Ltd.	9,580,000	16,682
*	Good Resources Holdings, Ltd.	9,720,000	107,892
*	Goodbaby International Holdings, Ltd.	7,131,000	729,962
*	GR Properties, Ltd.	3,822,000	796,426
	Great Eagle Holdings, Ltd.	1,068,349	3,186,946
# *	Great Harvest Maeta Group Holdings, Ltd.	1,385,000	186,113
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	24,044
*	Greentech Technology International, Ltd.	8,860,000	149,794
*	G-Resources Group, Ltd.	248,784,600	1,414,374
	Guangnan Holdings, Ltd.	2,363,600	219,616
#	Guotai Junan International Holdings, Ltd.	35,711,797	4,682,324
#	Haitong International Securities Group, Ltd.	24,696,400	5,782,274
	Hang Lung Group, Ltd.	2,192,000	5,006,672
	Hanison Construction Holdings, Ltd.	2,713,649	376,783
*	Hao Tian Development Group, Ltd.	19,412,400	490,064
#	Harbour Centre Development, Ltd.	935,500	1,020,326
#	HKBN, Ltd.	4,262,500	7,340,509
*	HKBridge Financial Holdings, Ltd.	103,000	7,152
	HKR International, Ltd.	7,201,369	3,201,652
	Hon Kwok Land Investment Co., Ltd.	388,800	120,472
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	867,413
# *	Hong Kong Finance Investment Holding Group, Ltd.	9,182,000	886,500
	Hong Kong Shanghai Alliance Holdings, Ltd.	262,002	10,309
	Hongkong & Shanghai Hotels, Ltd. (The)	3,602,345	3,274,570
	Hongkong Chinese, Ltd.	5,038,000	497,184
	Hop Hing Group Holdings, Ltd.	13,596,000	119,522
#	Hsin Chong Group Holdings, Ltd.	10,243,403	346,842
	Hung Hing Printing Group, Ltd.	3,040,000	431,664
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	13,996,000	2,418,863
	Hypebeast, Ltd.	310,000	33,214
	Hysan Development Co., Ltd.	911,000	3,039,238
*	I-CABLE Communications, Ltd.	4,080,000	28,788
*	Imagi International Holdings, Ltd.	2,388,984	145,048
	International Housewares Retail Co., Ltd.	2,042,000	498,039
*	IPE Group, Ltd.	3,345,000	303,493
*	IRC, Ltd.	37,862,266	400,546
	IT, Ltd.	5,306,532	906,544
#	ITC Properties Group, Ltd.	6,476,100	760,082
#	Jacobson Pharma Corp., Ltd.	3,616,000	683,557
	Johnson Electric Holdings, Ltd.	2,863,992	4,808,943
	Kader Holdings Co., Ltd.	788,000	64,293
	Kam Hing International Holdings, Ltd.	1,830,000	105,765
	Karrie International Holdings, Ltd.	2,440,000	334,332
#	Keck Seng Investments	912,600	365,531
	Kerry Logistics Network, Ltd.	3,771,500	5,157,639
	Kerry Properties, Ltd.	352,500	973,595
	Kingmaker Footwear Holdings, Ltd.	2,386,955	243,973
	Kowloon Development Co., Ltd.	3,133,000	3,658,619
*	Kwan On Holdings, Ltd.	1,700,000	42,012
	Kwoon Chung Bus Holdings, Ltd.	44,000	15,119
#	Lai Sun Development Co., Ltd.	2,039,596	2,384,247
	Lai Sun Garment International, Ltd.	665,530	697,018
	Lam Soon Hong Kong, Ltd.	317,310	513,929

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Landing International Development, Ltd.	6,360,400	$249,795
#	Landsea Green Group Co., Ltd.	3,016,000	306,746
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	2,532,500	437,635
# *	Lerthai Group, Ltd.	40,000	26,309
	Li & Fung, Ltd.	31,778,000	4,771,168
	Lifestyle International Holdings, Ltd.	3,713,000	3,534,286
	Lippo China Resources, Ltd.	21,162,000	434,705
	Lippo, Ltd.	1,161,700	393,336
	Liu Chong Hing Investment, Ltd.	1,511,200	1,531,976
#	L’Occitane International SA	2,278,500	3,509,694
	Luk Fook Holdings International, Ltd.	3,902,000	8,355,100
	Luks Group Vietnam Holdings Co., Ltd.	514,913	81,070
	Lung Kee Bermuda Holdings	1,521,875	437,669
*	Macau Legend Development, Ltd.	19,573,000	2,374,159
	Magnificent Hotel Investment, Ltd.	13,170,000	210,097
	Man Wah Holdings, Ltd.	15,887,200	9,123,702
	Mason Group Holdings, Ltd.	111,713,399	272,392
	Master Glory Group, Ltd.	972,981	12,237
	Matrix Holdings, Ltd.	1,067,414	433,714
*	Maxnerva Technology Services, Ltd.	982,000	47,804
	Melbourne Enterprises, Ltd.	39,500	932,158
	Melco International Development, Ltd.	2,371,000	4,432,144
*	Midland Holdings, Ltd.	4,053,897	494,927
	Ming Fai International Holdings, Ltd.	2,064,000	214,672
	Miramar Hotel & Investment	1,144,000	2,105,807
	Modern Dental Group, Ltd.	2,865,000	450,584
	Mongolian Mining Corp.	2,330,650	115,765
#	Nameson Holdings, Ltd.	7,744,000	417,912
	Nanyang Holdings, Ltd.	133,500	772,800
	National Electronics Hldgs	2,668,600	372,737
*	National United Resources Holdings, Ltd.	18,280,000	62,721
*	Neo-Neon Holdings, Ltd.	2,625,500	175,690
	New Century Group Hong Kong, Ltd.	13,351,464	205,057
# *	NewOcean Energy Holdings, Ltd.	10,334,000	1,436,720
*	Nimble Holdings Co., Ltd.	912,000	52,344
#	NOVA Group Holdings, Ltd.	165,000	31,074
#	OP Financial, Ltd.	8,336,000	1,164,013
	Oriental Watch Holdings	3,590,800	789,964
#	Oshidori International Holdings, Ltd.	20,024,400	1,566,697
	Pacific Andes International Holdings, Ltd.	19,435,067	68,690
	Pacific Basin Shipping, Ltd.	35,877,000	4,395,329
	Pacific Textiles Holdings, Ltd.	8,566,000	4,334,541
	Pak Fah Yeow International, Ltd.	5,000	1,562
	Paliburg Holdings, Ltd.	3,180,830	855,609
#	Paradise Entertainment, Ltd.	3,672,000	343,373
*	PC Partner Group, Ltd.	2,362,000	392,648
	PCCW, Ltd.	2,217,000	1,358,099
# *	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	100,000	10,328
	Perfect Shape Medical, Ltd.	3,680,000	1,110,959
#	Pico Far East Holdings, Ltd.	5,924,000	845,849
	Playmates Holdings, Ltd.	7,082,000	894,461
*	Playmates Toys, Ltd.	6,160,000	245,265
	Plover Bay Technologies, Ltd.	2,032,000	265,525
#	Pokfulam Development Co., Ltd.	234,000	376,427
	Polytec Asset Holdings, Ltd.	13,613,026	1,485,615
*	PT International Development Co., Ltd.	8,345,150	332,006
	Public Financial Holdings, Ltd.	3,160,000	931,562

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	PYI Corp., Ltd.	29,369,973	$284,801
*	PYXIS Group, Ltd.	1,936,000	0
	Rare Earth Magnesium Technology Group Holdings, Ltd.	12,860,000	320,532
	Regal Hotels International Holdings, Ltd.	3,031,800	1,269,425
#	Regina Miracle International Holdings, Ltd.	2,346,000	1,113,100
#	Sa Sa International Holdings, Ltd.	14,184,747	2,659,928
	Safety Godown Co., Ltd.	400,000	615,320
	SAS Dragon Holdings, Ltd.	2,182,000	663,457
#	SEA Holdings, Ltd.	1,711,523	1,384,862
#	Shangri-La Asia, Ltd.	1,612,000	1,331,145
	Shenwan Hongyuan HK, Ltd.	4,506,250	531,564
	Shun Ho Property Investments, Ltd.	1,254,757	300,348
	Shun Tak Holdings, Ltd.	13,063,419	4,568,853
*	Sincere Watch Hong Kong, Ltd.	4,450,000	56,019
*	Sing Pao Media Enterprises	250,511	0
	Sing Tao News Corp., Ltd.	1,974,000	293,410
	Singamas Container Holdings, Ltd.	13,440,000	735,942
	SIS International Holdings	34,000	8,245
	Sitoy Group Holdings, Ltd.	2,415,000	147,484
	SmarTone Telecommunications Holdings, Ltd.	4,060,981	2,564,434
*	SOCAM Development, Ltd.	1,372,170	318,668
*	Solomon Systech International, Ltd.	11,998,000	141,325
	Soundwill Holdings, Ltd.	690,500	635,844
*	South China Holdings Co., Ltd.	17,774,502	345,063
	Stella International Holdings, Ltd.	2,604,500	2,620,837
*	Success Universe Group, Ltd.	6,716,000	130,495
# *	Summit Ascent Holdings, Ltd.	7,740,000	688,264
	Sun Hing Vision Group Holdings, Ltd.	42,000	8,120
	Sun Hung Kai & Co., Ltd.	5,601,429	2,302,325
	SUNeVision Holdings, Ltd.	2,029,000	1,442,460
*	Synergy Group Holdings International, Ltd.	230,000	5,660
#	TAI Cheung Holdings, Ltd.	2,327,000	1,604,297
	Tai Sang Land Development, Ltd.	798,910	452,805
	Tai United Holdings, Ltd.	670,000	7,814
*	Talent Property Group, Ltd.	4,305,000	13,189
#	Tan Chong International, Ltd.	1,176,000	280,299
#	Tao Heung Holdings, Ltd.	1,802,000	233,798
	Television Broadcasts, Ltd.	2,926,700	4,039,779
*	Termbray Industries International Holdings, Ltd.	1,314,900	47,161
	Texwinca Holdings, Ltd.	6,964,000	1,178,307
*	Theme International Holdings, Ltd.	5,990,000	72,018
	Tian Teck Land, Ltd.	1,024,000	839,688
# *	TOM Group, Ltd.	1,146,000	164,963
#	Town Health International Medical Group, Ltd.	5,606,115	186,569
	Tradelink Electronic Commerce, Ltd.	6,206,000	873,513
	Transport International Holdings, Ltd.	1,519,864	3,415,704
*	Trinity, Ltd.	7,756,000	126,233
	Tsui Wah Holdings, Ltd.	4,444,000	196,744
	Union Medical Healthcare, Ltd.	1,637,097	894,811
#	United Laboratories International Holdings, Ltd. (The)	7,996,000	6,906,713
*	Universal Technologies Holdings, Ltd.	1,730,000	27,124
*	Up Energy Development Group, Ltd.	3,929,000	12,265
*	Value Convergence Holdings, Ltd.	6,708,000	220,083
#	Value Partners Group, Ltd.	4,836,000	1,919,471
#	Valuetronics Holdings, Ltd.	4,127,850	1,862,826
	Vanke Property Overseas, Ltd.	49,000	19,795
	Vantage International Holdings, Ltd.	3,146,000	174,571
	Vedan International Holdings, Ltd.	3,576,000	332,577
	Victory City International Holdings, Ltd.	2,353,705	59,811

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Vitasoy International Holdings, Ltd.	1,341,000	$4,782,667
#	VPower Group International Holdings, Ltd.	779,000	322,470
#	VSTECS Holdings, Ltd.	7,101,600	3,267,480
	VTech Holdings, Ltd.	1,438,200	10,844,019
	Wai Kee Holdings, Ltd.	7,038,738	3,834,022
	Wang On Group, Ltd.	40,100,000	394,084
# *	We Solutions, Ltd.	8,436,000	432,975
	Win Hanverky Holdings, Ltd.	3,310,000	140,520
*	Winfull Group Holdings, Ltd.	1,928,000	12,601
	Wing On Co. International, Ltd.	759,000	1,896,712
	Wing Tai Properties, Ltd.	2,187,331	1,338,892
	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	109,312
	Xinyi Glass Holdings, Ltd.	4,086,000	4,732,228
	YGM Trading, Ltd.	447,000	161,862
#	YT Realty Group, Ltd.	3,450,008	931,664
	YTO Express Holdings, Ltd.	144,000	29,938
#	Yue Yuen Industrial Holdings, Ltd.	802,500	1,280,114
# *	Yunfeng Financial Group, Ltd.	280,000	111,573
# *	Zhaobangji Properties Holdings, Ltd.	784,000	138,487

TOTAL HONG KONG			318,473,422

JAPAN — (0.1%)
	Honma Golf, Ltd.	1,060,000	545,684

NEW ZEALAND — (6.1%)
	Abano Healthcare Group, Ltd.	68,521	98,505
	Air New Zealand, Ltd.	144,754	118,195
#	Arvida Group, Ltd.	751,791	627,989
	Briscoe Group, Ltd.	5,431	10,449
*	CBL Corp., Ltd.	47,180	17,203
	Chorus, Ltd.	3,219,258	14,048,975
	Colonial Motor Co., Ltd. (The)	144,588	512,864
# *	Comvita, Ltd.	31,904	68,980
	EBOS Group, Ltd.	29,033	392,119
	Freightways, Ltd.	984,862	4,000,192
	Genesis Energy, Ltd.	1,964,738	3,360,352
#	Gentrack Group, Ltd.	71,302	64,904
#	Hallenstein Glasson Holdings, Ltd.	321,607	753,639
	Heartland Group Holdings, Ltd.	1,963,362	1,346,644
	Infratil, Ltd.	4,079,957	11,423,845
#	Investore Property, Ltd.	551,549	576,058
	Kathmandu Holdings, Ltd.	2,598,560	1,247,814
	Mainfreight, Ltd.	338,941	7,521,649
	Metlifecare, Ltd.	1,045,171	2,674,285
*	Metro Performance Glass, Ltd.	76,447	7,900
	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	439,233
	NEW Zealand King Salmon Investments, Ltd.	51,906	61,821
	New Zealand Refining Co., Ltd. (The)	965,490	543,245
*	NZME, Ltd.	16,366	2,103
*	NZME, Ltd.	945,851	100,007
#	NZX, Ltd.	1,414,768	1,104,894
	Oceania Healthcare, Ltd.	629,369	293,709
*	Pacific Edge, Ltd.	546,889	34,272
	PGG Wrightson, Ltd.	120,785	196,036
#	Port of Tauranga, Ltd.	285,462	1,168,242
*	Pushpay Holdings, Ltd.	815,501	2,131,463
*	Restaurant Brands New Zealand, Ltd.	171,783	1,258,416
*	Richina Pacific Ltd.	274,180	0
	Sanford, Ltd.	394,135	1,683,210

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Scales Corp., Ltd.	462,215	$1,367,397
	Scott Technology, Ltd.	47,518	46,561
*	Serko, Ltd.	49,653	79,497
#	Skellerup Holdings, Ltd.	806,301	953,353
*	SKY Network Television, Ltd.	704,517	120,253
	SKYCITY Entertainment Group, Ltd.	4,624,657	7,463,752
#	Steel & Tube Holdings, Ltd.	575,667	225,881
	Summerset Group Holdings, Ltd.	1,369,259	5,049,962
# *	Synlait Milk, Ltd.	375,719	1,568,856
#	Tourism Holdings, Ltd.	712,961	554,289
*	TOWER, Ltd.	2,581,956	941,813
	Trustpower, Ltd.	252,846	1,002,593
	Turners Automotive Group, Ltd.	50,113	52,881
	Vector, Ltd.	167,421	360,652
#	Vista Group International, Ltd.	458,005	346,919
	Warehouse Group, Ltd. (The)	360,516	473,657
	Z Energy, Ltd.	1,444,154	2,720,505

TOTAL NEW ZEALAND			81,218,033

SINGAPORE — (14.5%)
*	Abterra, Ltd.	230,320	1,192
	Accordia Golf Trust	5,267,200	2,120,062
	AEM Holdings, Ltd.	2,906,000	5,020,807
	AF Global, Ltd.	395,005	32,564
#	Amara Holdings, Ltd.	974,800	248,274
	Ascendas India Trust	5,731,200	5,122,839
	Avarga, Ltd.	3,076,900	287,367
#	Banyan Tree Holdings, Ltd.	1,214,100	240,256
#	Best World International, Ltd.	2,911,550	521,959
#	Bonvests Holdings, Ltd.	950,000	544,603
#	Boustead Singapore, Ltd.	2,320,982	985,104
#	Bukit Sembawang Estates, Ltd.	1,248,703	3,458,393
	Bund Center Investment, Ltd.	659,825	249,061
#	Centurion Corp., Ltd.	1,405,100	382,286
#	China Aviation Oil Singapore Corp., Ltd.	2,873,999	2,089,570
#	China Sunsine Chemical Holdings, Ltd.	4,142,800	1,112,608
#	Chip Eng Seng Corp., Ltd.	4,094,500	1,501,985
	Chuan Hup Holdings, Ltd.	3,937,600	543,356
	Civmec, Ltd.	162,700	38,664
# *	COSCO Shipping International Singapore Co., Ltd.	8,719,100	1,413,111
# *	Creative Technology, Ltd.	440,200	704,314
#	CSE Global, Ltd.	3,610,700	999,402
	Del Monte Pacific, Ltd.	2,449,764	185,679
	Delfi, Ltd.	885,400	423,857
*	DMX Technologies Group, Ltd.	2,096,000	0
	Duty Free International, Ltd.	720,700	70,040
	Elec & Eltek International Co., Ltd.	184,100	395,925
# *	Ezion Holdings, Ltd.	37,245,878	213,943
# *	Ezra Holdings, Ltd.	12,568,855	95,442
#	Far East Orchard, Ltd.	1,249,303	894,002
#	First Resources, Ltd.	5,941,700	5,288,941
#	First Sponsor Group, Ltd.	484,728	385,182
#	Food Empire Holdings, Ltd.	1,637,100	589,047
#	Fragrance Group, Ltd.	6,077,000	486,884
#	Fraser and Neave, Ltd.	162,900	171,353
#	Frencken Group, Ltd.	2,971,200	1,549,230
	Fu Yu Corp., Ltd.	4,090,500	663,197
# *	Gallant Venture, Ltd.	5,262,600	417,407
	Geo Energy Resources, Ltd.	3,837,000	204,240

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	GK Goh Holdings, Ltd.	1,484,065	$809,029
#	GL, Ltd.	3,624,400	1,481,973
	Golden Agri-Resources, Ltd.	38,086,600	4,188,297
	Golden Energy & Resources, Ltd.	603,700	75,228
	GP Industries, Ltd.	2,540,709	915,889
	GuocoLand, Ltd.	1,932,314	1,932,995
# *	Halcyon Agri Corp., Ltd.	1,760,948	463,738
	Hanwell Holdings, Ltd.	1,820,619	240,659
#	Haw Par Corp., Ltd.	368,400	2,670,348
#	Hiap Hoe, Ltd.	498,000	236,000
#	Hi-P International, Ltd.	1,172,500	882,999
#	Ho Bee Land, Ltd.	1,679,900	2,458,877
#	Hong Fok Corp., Ltd.	3,615,694	1,896,850
*	Hong Fok Land, Ltd.	1,210,000	0
*	Hong Leong Asia, Ltd.	2,194,800	803,579
#	Hong Leong Finance, Ltd.	1,002,000	1,622,966
#	Hotel Grand Central, Ltd.	1,660,083	1,098,884
#	Hour Glass, Ltd. (The)	1,879,432	825,024
	HRnetgroup, Ltd.	44,100	16,810
	Hutchison Port Holdings Trust	25,256,400	3,273,229
	Hwa Hong Corp., Ltd.	2,123,500	422,095
# *	Hyflux, Ltd.	3,707,700	371
#	iFAST Corp., Ltd.	976,200	711,426
#	IGG, Inc.	10,817,000	6,877,494
	Indofood Agri Resources, Ltd.	3,647,200	793,378
#	Japfa, Ltd.	4,213,110	1,695,522
# *	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
# *	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,465,946	6,816,898
#	KSH Holdings, Ltd.	1,278,300	267,379
#	Lian Beng Group, Ltd.	2,957,600	794,715
#	Low Keng Huat Singapore, Ltd.	912,900	250,968
	Lum Chang Holdings, Ltd.	1,102,130	246,584
	Mandarin Oriental International, Ltd.	1,574,400	2,198,958
*	Mermaid Maritime PCL	383,400	15,884
	Metro Holdings, Ltd.	3,069,792	1,530,412
	Mewah International, Inc.	89,000	12,618
# *	Midas Holdings, Ltd.	9,643,353	246,187
# *	mm2 Asia, Ltd.	3,521,000	442,942
	Nera Telecommunications, Ltd.	1,143,400	146,748
	NetLink NBN Trust	8,343,900	5,904,569
#	NSL, Ltd.	409,900	231,996
#	OUE, Ltd.	2,345,500	1,862,072
#	Oxley Holdings, Ltd.	7,512,687	1,217,251
#	Pan-United Corp., Ltd.	2,435,750	489,767
#	Penguin International, Ltd.	1,129,132	406,238
	Perennial Real Estate Holdings, Ltd.	167,100	53,759
	Q&M Dental Group Singapore, Ltd.	2,356,900	802,264
#	QAF, Ltd.	1,698,580	984,660
*	Raffles Education Corp., Ltd.	5,429,723	296,166
	Raffles Medical Group, Ltd.	8,080,495	4,968,701
#	Riverstone Holdings, Ltd.	1,431,300	1,185,895
#	Roxy-Pacific Holdings, Ltd.	505,740	116,419
#	SBS Transit, Ltd.	898,200	1,919,996
#	Sembcorp Industries, Ltd.	7,106,600	8,141,362
# *	Sembcorp Marine, Ltd.	1,925,500	1,017,970
	Sheng Siong Group, Ltd.	6,156,700	6,451,348
*	SHS Holdings, Ltd.	2,175,300	245,345
#	SIA Engineering Co., Ltd.	2,031,100	2,681,161

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	SIIC Environment Holdings, Ltd.	5,890,920	$956,362
	Sinarmas Land, Ltd.	7,118,700	945,646
#	Sing Holdings, Ltd.	1,668,000	389,189
	Sing Investments & Finance, Ltd.	350,675	277,736
#	Singapore Post, Ltd.	13,246,100	6,825,628
#	Singapore Press Holdings, Ltd.	7,633,400	8,197,145
	Singapore Reinsurance Corp., Ltd.	1,514,530	295,008
	Singapore Shipping Corp., Ltd.	1,640,700	267,185
#	Stamford Land Corp., Ltd.	3,297,700	863,160
	StarHub, Ltd.	7,155,500	7,538,071
	Straco Corp., Ltd.	130,000	48,306
#	Sunningdale Tech, Ltd.	1,312,760	936,368
*	SunVic Chemical Holdings, Ltd.	526,945	1,532
# *	Swiber Holdings, Ltd.	2,895,250	41,884
#	Tuan Sing Holdings, Ltd.	5,351,656	945,852
#	UMS Holdings, Ltd.	2,839,175	1,633,933
	United Industrial Corp., Ltd.	94,069	150,150
	United Overseas Insurance, Ltd.	181,850	847,651
	UOB-Kay Hian Holdings, Ltd.	2,244,810	1,908,806
	Venture Corp., Ltd.	971,100	10,852,703
	Vicom, Ltd.	142,100	803,534
	Wee Hur Holdings, Ltd.	2,769,000	352,056
	Wing Tai Holdings, Ltd.	4,235,967	5,178,739
	Yangzijiang Shipbuilding Holdings Ltd.	20,062,000	13,911,602
	Yeo Hiap Seng, Ltd.	223,731	132,336
# *	Yongnam Holdings, Ltd.	2,817,300	168,954

TOTAL SINGAPORE			192,462,574

UNITED STATES — (0.3%)
	Samsonite International SA	4,418,400	3,758,399
# *	Sundance Energy, Inc.	29,379	92,544

TOTAL UNITED STATES			3,850,943

TOTAL COMMON STOCKS			1,283,294,013

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	G8 Education, Ltd. Rights 05/01/20	1,276,083	0

NEW ZEALAND — (0.0%)
*	Vista Group International, Ltd.	76,256	0

SINGAPORE — (0.0%)
# *	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
*	First Sponsor Group, Ltd. Warrants 05/30/24	48,473	2,149

TOTAL SINGAPORE			2,149

TOTAL RIGHTS/WARRANTS			2,149

TOTAL INVESTMENT SECURITIES (Cost $1,689,994,287)			1,283,296,162

			Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@ §	The DFA Short Term Investment Fund	3,817,980	44,177,849

TOTAL INVESTMENTS — (100.0%) (Cost $1,734,164,083)			$1,327,474,011

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

SA Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,101,787	$667,988,854	—	$673,090,641
China	—	13,652,716	—	13,652,716
Hong Kong	55,118	318,418,304	—	318,473,422
Japan	—	545,684	—	545,684
New Zealand	—	81,218,033	—	81,218,033
Singapore	—	192,462,574	—	192,462,574
United States	92,544	3,758,399	—	3,850,943
Rights/Warrants
Singapore	—	2,149	—	2,149
Securities Lending Collateral	—	44,177,849	—	44,177,849

TOTAL	$5,249,449	$1,322,224,562	—	$1,327,474,011

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (2.4%)
	4imprint Group P.L.C.	151,644	$3,570,383
	Ascential P.L.C.	555,529	1,764,269
	Bloomsbury Publishing P.L.C.	227,978	590,994
	Centaur Media P.L.C.	537,905	176,144
	Cineworld Group P.L.C.	4,284,252	3,532,102
	Daily Mail & General Trust P.L.C., Class A	1,028,577	9,134,465
	Euromoney Institutional Investor P.L.C.	666,106	6,921,925
*	Frontier Developments P.L.C.	13,843	264,683
	Future P.L.C.	30,182	391,135
	Gamma Communications P.L.C.	56,080	941,897
	Huntsworth P.L.C.	1,191,684	1,613,336
	Hyve Group P.L.C.	4,328,956	1,243,167
	Kin & Carta P.L.C.	865,292	654,396
	Next Fifteen Communications Group P.L.C.	12,370	57,669
	Reach P.L.C.	1,782,211	1,765,751
	STV Group P.L.C.	4,868	14,336
#	TalkTalk Telecom Group P.L.C.	4,234,555	4,397,502

TOTAL COMMUNICATION SERVICES			37,034,154

CONSUMER DISCRETIONARY — (19.1%)
	888 Holdings P.L.C.	1,812,195	3,290,765
	AA P.L.C.	3,702,353	1,260,752
# *	ASOS P.L.C.	233,652	7,049,697
	B&M European Value Retail SA	3,874,468	16,202,811
	Bellway P.L.C.	533,292	17,844,656
*	Boohoo Group P.L.C.	4,032,544	16,385,934
	Card Factory P.L.C.	1,437,670	757,601
	Coats Group P.L.C.	1,914,880	1,107,596
	Countryside Properties P.L.C.	2,676,835	13,637,915
	Crest Nicholson Holdings P.L.C.	1,822,940	5,873,856
#	Debenhams P.L.C.	6,862,458	0
#	DFS Furniture P.L.C.	1,171,880	2,230,443
	Dignity P.L.C.	199,780	610,107
	Dixons Carphone P.L.C.	5,311,579	5,163,417
	Domino’s Pizza Group P.L.C.	3,598,386	15,593,195
	Dunelm Group P.L.C.	685,419	7,919,187
*	Frasers Group P.L.C.	1,417,210	4,638,017
	Fuller Smith & Turner P.L.C., Class A	142,476	1,257,345
	Games Workshop Group P.L.C.	205,563	15,557,948
*	Gamesys Group P.L.C.	410,917	4,540,165
	GoCo Group P.L.C.	1,974,958	2,066,753
	Greggs P.L.C.	617,131	14,194,734
	GVC Holdings P.L.C.	144,872	1,375,098
#	Gym Group P.L.C. (The)	780,185	1,634,006
	Halfords Group P.L.C.	872,874	1,190,425
	Headlam Group P.L.C.	483,008	1,820,981
	Henry Boot P.L.C.	510,513	1,513,349
	Hollywood Bowl Group P.L.C.	221,905	456,985
#	Hostelworld Group P.L.C.	238,318	229,629
	Inchcape P.L.C.	2,472,981	15,577,529
	J D Wetherspoon P.L.C.	481,563	5,732,491
	Joules Group P.L.C.	3,586	4,597
	Lookers P.L.C.	1,317,719	419,159

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Marks & Spencer Group P.L.C.	4,410,110	$5,138,070
	Marston’s P.L.C.	4,835,134	2,302,341
	McCarthy & Stone P.L.C.	2,635,358	2,346,362
*	Mitchells & Butlers P.L.C.	1,558,365	3,480,494
	MJ Gleeson P.L.C.	220,465	2,090,323
	Moneysupermarket.com Group P.L.C.	3,466,544	13,811,687
	Motorpoint group P.L.C.	48,046	117,495
	N Brown Group P.L.C.	1,105,077	342,463
	On the Beach Group P.L.C.	815,240	2,852,485
# *	Pendragon P.L.C.	5,047,329	513,044
	Pets at Home Group P.L.C.	3,218,903	10,306,262
	Photo-Me International P.L.C.	1,599,011	941,749
	Playtech P.L.C	1,894,021	5,556,613
	PPHE Hotel Group, Ltd.	5,924	94,769
	Rank Group P.L.C.	940,713	1,930,445
	Redrow P.L.C.	1,433,942	8,331,650
	Restaurant Group P.L.C. (The)	727,583	494,927
*	Revolution Bars Group P.L.C.	17,764	4,390
*	Sportech P.L.C.	408,363	88,131
	SSP Group P.L.C.	2,958,082	10,454,464
*	Studio Retail Group P.L.C.	246,067	585,436
	Superdry P.L.C.	233,482	372,144
#	Ted Baker P.L.C.	144,728	278,836
	TEN Entertainment Group P.L.C.	5,930	11,816
#	Thomas Cook Group P.L.C.	6,366,734	0
	Topps Tiles P.L.C.	815,739	368,775
#	TUI AG	155,118	617,943
	Vertu Motors P.L.C.	592,411	183,604
	Vistry Group P.L.C.	1,402,614	14,244,330
	Vitec Group P.L.C. (The)	207,102	1,752,002
	WH Smith P.L.C.	704,933	11,127,102
	William Hill P.L.C.	5,240,138	7,511,551

TOTAL CONSUMER DISCRETIONARY			295,388,846

CONSUMER STAPLES — (6.4%)
	A.G. Barr P.L.C.	705,370	4,381,693
	Anglo-Eastern Plantations P.L.C.	118,624	715,748
	Britvic P.L.C.	1,585,438	14,593,509
	C&C Group P.L.C.	176,513	432,758
	Carr’s Group P.L.C.	349,511	498,321
	Cranswick P.L.C.	379,748	17,762,216
	Devro P.L.C.	1,047,903	2,096,333
	Fevertree Drinks P.L.C.	610,255	13,319,554
	Greencore Group P.L.C.	3,458,542	7,920,984
	Hilton Food Group P.L.C.	274,384	3,865,333
	McBride P.L.C.	585,177	434,313
	McColl’s Retail Group P.L.C.	60,390	32,331
#	Naked Wines P.L.C.	221,368	1,022,497
	Nichols P.L.C.	2,884	46,581
*	Premier Foods P.L.C.	2,949,607	1,691,698
	PZ Cussons P.L.C.	1,740,868	4,099,924
*	REA Holdings P.L.C.	50,639	35,593
	Stock Spirits Group P.L.C.	1,129,699	2,675,044
	Tate & Lyle P.L.C.	2,642,463	23,677,422

TOTAL CONSUMER STAPLES			99,301,852

ENERGY — (2.2%)
#	Afren P.L.C.	5,446,344	0

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Anglo Pacific Group P.L.C.	1,045,508	$2,087,462
*	Cairn Energy P.L.C.	3,608,668	5,084,413
# *	EnQuest P.L.C.	10,731,161	1,533,811
#	Genel Energy P.L.C.	709,830	1,042,126
	Gulf Keystone Petroleum, Ltd.	1,392,585	1,393,884
	Hunting P.L.C.	1,070,269	2,453,477
# *	Hurricane Energy P.L.C.	2,320,500	342,908
	John Wood Group P.L.C.	3,752,826	9,502,472
*	Lamprell P.L.C.	1,198,927	181,251
*	Pantheon Resources P.L.C.	207,691	35,842
#	Petrofac, Ltd.	1,703,984	4,217,305
	Pharos Energy P.L.C.	1,412,115	316,973
# *	Premier Oil P.L.C.	5,688,587	2,322,949
*	Rockhopper Exploration P.L.C.	351,659	28,047
# *	Savannah Energy P.L.C.	806,911	78,860
#	Tullow Oil P.L.C.	9,130,911	2,963,878

TOTAL ENERGY			33,585,658

FINANCIALS — (14.9%)
	Allied Minds P.L.C.	148,232	58,645
	Arrow Global Group P.L.C.	1,116,735	1,417,957
#	Ashmore Group P.L.C.	2,121,975	10,117,222
	Bank of Georgia Group P.L.C.	253,010	3,175,647
	Beazley P.L.C.	2,964,842	14,659,781
	Brewin Dolphin Holdings P.L.C.	2,047,498	7,054,753
#	Burford Capital, Ltd.	563,216	3,538,027
	Charles Stanley Group P.L.C.	122,025	437,711
	Chesnara P.L.C.	832,360	3,482,836
	City of London Investment Group P.L.C.	5,500	21,273
	Close Brothers Group P.L.C.	1,010,082	13,851,255
	CMC Markets P.L.C.	727,392	1,835,640
*	Georgia Capital P.L.C.	39,517	208,626
	Hansard Global P.L.C.	4,887	2,181
	Hastings Group Holdings P.L.C.	2,055,325	4,709,570
	Hiscox, Ltd.	740,679	6,515,902
	IG Group Holdings P.L.C.	2,614,873	24,784,386
	Intermediate Capital Group P.L.C.	1,179,480	16,685,857
	International Personal Finance P.L.C.	992,760	699,653
*	IP Group P.L.C.	3,771,516	2,627,230
	Jupiter Fund Management P.L.C.	3,029,637	8,328,409
*	Just Group P.L.C.	6,064,402	4,242,300
	Lancashire Holdings, Ltd.	1,430,682	11,007,074
	Liontrust Asset Management P.L.C.	41,261	556,407
	Man Group P.L.C.	10,433,201	17,479,855
# *	Metro Bank P.L.C.	97,643	113,488
	Non-Standard Finance P.L.C.	215,168	35,296
	Numis Corp. P.L.C.	252,760	845,325
	OneSavings Bank P.L.C.	1,201,179	3,686,491
	Paragon Banking Group P.L.C.	1,989,236	8,328,423
	Phoenix Group Holdings P.L.C.	666,097	5,054,557
	Plus500, Ltd.	504,305	7,904,113
	Polar Capital Holdings P.L.C.	55,629	279,065
	Provident Financial P.L.C.	1,131,912	2,760,221
	Quilter P.L.C.	10,292,590	15,918,055
	Rathbone Brothers P.L.C.	312,703	5,944,295
	River & Mercantile Group P.L.C.	10,512	25,862
	S&U P.L.C.	22,618	465,578
	Sabre Insurance Group P.L.C.	18,035	64,241
	Saga P.L.C.	5,782,113	1,184,758

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Sanne Group P.L.C.	20,968	$170,886
	TBC Bank Group P.L.C.	2,847	29,230
	TP ICAP P.L.C.	3,733,089	15,937,371
*	Virgin Money UK P.L.C.	4,121,071	3,929,884
	Waterloo Investment Holdings, Ltd.	4,000	45

TOTAL FINANCIALS			230,175,381

HEALTH CARE — (3.4%)
	Advanced Medical Solutions GrouAdvanced Medical Solutions Group P.L.C.	104,886	320,544
	Alliance Pharma P.L.C.	1,466,743	1,394,836
	CareTech Holdings P.L.C.	244,788	1,294,436
# *	Circassia Pharmaceuticals P.L.C.	451,976	159,035
	Clinigen Group P.L.C.	74,683	676,653
	ConvaTec Group P.L.C.	4,782,680	12,774,170
	CVS Group P.L.C.	362,767	4,173,485
	EMIS Group P.L.C.	272,237	3,588,743
	Genus P.L.C.	90,552	3,890,320
*	Horizon Discovery Group P.L.C.	29,469	38,367
*	Indivior P.L.C.	3,128,050	1,943,130
	Integrated Diagnostics Holdings P.L.C.	330,094	1,066,721
	Mediclinic International P.L.C.	2,438,263	7,927,691
*	PureTech Health P.L.C.	8,076	26,613
	Spire Healthcare Group P.L.C.	1,394,771	1,692,321
	UDG Healthcare P.L.C.	1,067,968	8,428,872
	Vectura Group P.L.C.	3,998,941	4,272,382

TOTAL HEALTH CARE			53,668,319

INDUSTRIALS — (27.1%)
	Aggreko P.L.C.	1,673,240	9,649,000
	Air Partner P.L.C.	253,425	123,767
	Avon Rubber P.L.C.	210,277	7,005,392
	Babcock International Group P.L.C.	3,043,024	16,117,879
	Balfour Beatty P.L.C.	4,805,553	15,640,645
	Begbies Traynor Group P.L.C.	12,490	16,319
	Biffa P.L.C.	1,028,634	2,843,335
	Bodycote P.L.C.	1,288,277	9,424,872
	Braemar Shipping Services P.L.C.	144,282	185,062
	Chemring Group P.L.C.	1,806,230	4,492,589
	Clarkson P.L.C.	191,276	6,004,235
#	Clipper Logistics P.L.C.	194,719	520,514
#	Costain Group P.L.C.	451,268	447,780
	Dart Group P.L.C.	403,306	3,258,277
	De La Rue P.L.C.	453,560	381,451
*	Dialight P.L.C.	108,089	269,603
	Diploma P.L.C.	780,435	16,915,682
*	Firstgroup P.L.C.	8,748,302	7,366,606
	G4S P.L.C.	9,287,044	12,749,084
	Galliford Try Holdings P.L.C.	774,161	1,465,470
	Go-Ahead Group P.L.C. (The)	292,830	4,941,780
	Goodwin P.L.C.	383	10,798
	Grafton Group P.L.C.	1,587,551	12,667,710
	Hays P.L.C.	9,080,700	12,371,760
	HomeServe P.L.C.	959,826	13,444,910
	Howden Joinery Group P.L.C.	3,370,761	22,227,495
	IMI P.L.C.	1,745,630	18,151,194
	Industrial and Commercial Holding Group, Ltd.	5,000	0
#	Interserve P.L.C.	629,566	0

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	James Fisher & Sons P.L.C.	316,172	$5,377,100
	James Halstead P.L.C.	4,536	28,499
	John Laing Group P.L.C.	2,506,978	11,501,156
#	John Menzies P.L.C.	484,759	771,699
	Johnson Service Group P.L.C.	137,003	214,023
	Keller Group P.L.C.	483,715	3,736,972
# *	Kier Group P.L.C.	929,137	972,672
	Luceco P.L.C.	249,615	291,663
	Mears Group P.L.C.	763,170	1,580,347
	Meggitt P.L.C.	2,007,531	7,029,678
	Mitie Group P.L.C.	2,316,723	2,156,244
	Morgan Advanced Materials P.L.C.	1,910,633	5,270,514
	Morgan Sindall Group P.L.C.	232,463	3,745,747
	National Express Group P.L.C.	3,195,780	10,997,110
	Norcros P.L.C.	127,011	255,751
	Pagegroup P.L.C.	2,063,842	9,768,068
	PayPoint P.L.C.	432,083	3,599,869
	Polypipe Group P.L.C.	1,453,505	9,117,865
	Porvair P.L.C.	18,060	154,988
	QinetiQ Group P.L.C.	3,964,771	15,161,894
	Redde Northgate P.L.C.	1,996,988	4,505,172
	Renew Holdings P.L.C.	17,285	98,281
	Renewi P.L.C.	5,075,235	1,620,942
*	Renold P.L.C.	193,435	18,542
	Ricardo P.L.C.	308,257	1,511,439
	Robert Walters P.L.C.	392,744	2,085,735
	Rotork P.L.C.	5,397,898	16,827,519
	Royal Mail P.L.C.	5,214,346	10,881,578
	RPS Group P.L.C.	978,642	641,012
	RWS Holdings P.L.C.	7,642	51,616
	Senior P.L.C.	2,965,158	2,421,387
*	Serco Group P.L.C.	707,822	1,145,744
	Severfield P.L.C.	1,090,941	947,707
	SIG P.L.C.	4,178,014	1,260,236
	Signature Aviation P.L.C.	5,602,723	13,759,791
	Speedy Hire P.L.C.	3,105,269	2,427,622
*	Staffline Group P.L.C.	3,354	1,304
	Stagecoach Group P.L.C.	3,000,721	2,813,546
	SThree P.L.C.	779,372	2,111,364
#	Stobart Group, Ltd.	1,767,874	1,378,395
	T Clarke P.L.C.	155,457	186,014
	Travis Perkins P.L.C.	1,545,039	20,174,312
#	Trifast P.L.C.	524,611	777,967
	Tyman P.L.C.	892,587	1,891,308
	Ultra Electronics Holdings P.L.C.	591,619	14,646,810
	Vesuvius P.L.C.	1,366,079	6,884,283
	Volex P.L.C.	334,515	565,284
	Volution Group P.L.C.	363,795	756,681
	Vp P.L.C.	156,511	1,338,361
	Weir Group P.L.C. (The)	684,717	8,182,812
	Wilmington P.L.C.	334,384	532,520
	Wincanton P.L.C.	628,043	1,833,248
	XP Power, Ltd.	103,342	4,131,352

TOTAL INDUSTRIALS			418,834,952

INFORMATION TECHNOLOGY — (8.2%)
*	Capita P.L.C.	7,698,025	3,769,324
	Computacenter P.L.C.	542,204	9,909,312
	DiscoverIE Group P.L.C.	469,189	2,936,150

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Electrocomponents P.L.C.	2,748,853	$19,967,713
	Equiniti Group P.L.C.	2,291,035	4,939,288
	FDM Group Holdings P.L.C.	376,531	3,548,037
	First Derivatives P.L.C.	10,491	341,625
*	IDOX P.L.C.	79,223	39,407
#	iomart Group P.L.C.	182,629	735,959
# *	IQE P.L.C.	333,707	171,990
	Kainos Group P.L.C.	377,423	3,320,305
#	Learning Technologies Group PLC	70,904	114,317
	Micro Focus International P.L.C.	465,707	2,761,077
	NCC Group P.L.C.	1,614,476	3,335,240
	Oxford Instruments P.L.C.	363,272	5,599,674
	Renishaw P.L.C.	170,730	7,556,427
	RM P.L.C.	351,353	950,516
*	SDL P.L.C.	481,249	2,996,890
#	Smart Metering Systems P.L.C.	424,453	3,192,209
	Softcat P.L.C.	810,023	11,502,047
	Spectris P.L.C.	704,273	23,748,569
	Spirent Communications P.L.C.	4,124,361	12,476,072
#	Strix Group P.L.C	181,909	422,799
# *	Telit Communications P.L.C.	82,391	122,155
	TT Electronics P.L.C.	993,507	2,078,132
*	Xaar P.L.C.	165,171	87,832

TOTAL INFORMATION TECHNOLOGY			126,623,066

MATERIALS — (6.7%)
	Castings P.L.C.	165,113	681,769
	Centamin P.L.C.	8,142,932	15,766,130
	Central Asia Metals P.L.C.	438,339	785,615
	Elementis P.L.C.	3,404,080	2,996,392
	Essentra P.L.C.	1,554,741	5,456,963
	Ferrexpo P.L.C.	1,920,094	3,251,451
	Forterra P.L.C.	1,374,279	4,164,278
*	Gem Diamonds, Ltd.	679,902	326,167
	Highland Gold Mining, Ltd.	1,979,947	5,846,221
	Hill & Smith Holdings P.L.C.	530,996	7,697,863
	Hochschild Mining P.L.C.	1,589,741	2,773,512
	Ibstock P.L.C.	2,582,634	6,532,646
#	KAZ Minerals P.L.C.	1,557,504	8,100,786
*	Low & Bonar P.L.C.	2,377,348	446,080
	Marshalls P.L.C.	1,450,097	11,614,043
# *	Petra Diamonds, Ltd.	5,639,982	153,288
*	Petropavlovsk P.L.C.	838,033	269,201
	Rhi Magnesita NV	86,016	2,642,130
#	Scapa Group P.L.C.	271,605	399,025
	Synthomer P.L.C.	2,272,816	8,101,047
	Victrex P.L.C.	608,813	15,254,389
#	Zotefoams P.L.C.	93,671	311,790

TOTAL MATERIALS			103,570,786

REAL ESTATE — (4.7%)
	Capital & Counties Properties P.L.C.	2,440,430	5,096,595
	CLS Holdings P.L.C.	679,512	1,761,267
*	Countrywide P.L.C.	56,640	48,187
	Daejan Holdings P.L.C.	49,850	5,048,035
*	Foxtons Group P.L.C.	1,145,927	613,363
	Grainger P.L.C.	4,445,647	14,936,110
	Harworth Group P.L.C.	30,680	37,203

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	REAL ESTATE — (Continued)
	Helical P.L.C.	776,089	$3,525,311
#	IWG P.L.C.	4,261,590	12,743,575
	LSL Property Services P.L.C.	410,800	834,746
*	Purplebricks Group P.L.C.	65,365	30,247
*	Raven Property Group, Ltd.	930,062	414,278
	Savills P.L.C.	1,018,529	12,399,395
	St. Modwen Properties P.L.C.	2,718,738	12,599,082
	U & I Group P.L.C.	592,498	749,408
	Urban & Civic P.L.C.	587,134	1,681,611
#	Watkin Jones P.L.C.	515,865	1,119,031

	TOTAL REAL ESTATE		73,637,444

	UTILITIES — (2.6%)
	Centrica P.L.C.	6,879,108	3,440,628
	Drax Group P.L.C.	2,319,834	6,081,679
	Pennon Group P.L.C.	1,702,549	23,443,830
	Telecom Plus P.L.C.	425,895	7,099,580

	TOTAL UTILITIES		40,065,717

	TOTAL COMMON STOCKS Cost ($1,836,577,231)		1,511,886,175

			Value†
	SECURITIES LENDING COLLATERAL — (2.3%)
@ §	The DFA Short Term Investment Fund	3,058,453	35,389,358

	TOTAL INVESTMENTS — (100.0%) (Cost $1,871,958,338)		$1,547,275,533

P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$37,034,154	—	$37,034,154
Consumer Discretionary	—	295,388,846	—	295,388,846
Consumer Staples	—	99,301,852	—	99,301,852
Energy	—	33,585,658	—	33,585,658
Financials	—	230,175,381	—	230,175,381
Health Care	—	53,668,319	—	53,668,319
Industrials	—	418,834,952	—	418,834,952
Information Technology	—	126,623,066	—	126,623,066
Materials	—	103,570,786	—	103,570,786
Real Estate	—	73,637,444	—	73,637,444

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	—	$40,065,717	—	$40,065,717
Securities Lending Collateral	—	35,389,358	—	35,389,358

TOTAL	—	$1,547,275,533	—	$1,547,275,533

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (90.3%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	83,141	$1,529,662
	ANDRITZ AG	487,426	16,015,602
	Atrium European Real Estate, Ltd.	968,162	2,662,396
#	Austria Technologie & Systemtechnik AG	181,572	3,129,600
	CA Immobilien Anlagen AG	498,198	15,816,441
#	DO & CO AG	47,356	2,362,160
	EVN AG	235,387	3,678,186
#	FACC AG	172,930	1,385,171
#	Flughafen Wien AG	30,811	899,165
#	IMMOFINANZ AG	673,661	12,439,617
	Josef Manner & Co. AG	870	95,913
	Kapsch TrafficCom AG	36,036	703,342
#	Lenzing AG	92,289	5,274,884
#	Mayr Melnhof Karton AG	56,619	7,778,191
#	Oberbank AG	35,106	3,230,815
#	Oesterreichische Post AG	242,639	9,143,991
#	Palfinger AG	99,022	2,139,935
#	POLYTEC Holding AG	105,679	597,713
#	Porr AG	74,767	1,286,101
	Raiffeisen Bank International AG	1,506	25,994
#	Rosenbauer International AG	21,100	745,409
	S IMMO AG	365,438	6,785,422
#	S&T AG	337,476	7,432,640
#	Schoeller-Bleckmann Oilfield Equipment AG	73,866	2,182,457
# *	Semperit AG Holding	69,672	866,848
	Strabag SE	111,253	3,114,750
	Telekom Austria AG	1,099,338	7,734,456
	UBM Development AG	21,002	824,789
	UNIQA Insurance Group AG	1,094,990	7,382,437
	Vienna Insurance Group AG Wiener Versicherung Gruppe	278,008	5,556,889
#	voestalpine AG	628,989	13,036,423
	Wienerberger AG	617,965	11,574,052
*	Zumtobel Group AG	191,194	1,235,043

TOTAL AUSTRIA			158,666,494

BELGIUM — (3.6%)
	Ackermans & van Haaren NV	169,457	22,459,429
*	AGFA-Gevaert NV	1,327,123	5,257,160
*	Argenx SE	12,041	1,814,330
	Atenor	18,030	1,353,206
	Banque Nationale de Belgique	87	194,378
	Barco NV	65,948	10,520,277
	Bekaert SA	250,965	5,305,600
# *	Biocartis NV	227,423	1,242,762
	bpost SA	618,441	4,315,209
# *	Celyad SA	42,190	391,803
	Cie d’Entreprises CFE	49,587	3,848,523
	Co.Br.Ha Societe Commerciale de Brasserie SA	62	205,209
	Deceuninck NV	435,935	663,887
	D’ieteren SA	195,103	9,777,461
	Econocom Group SA	727,792	1,400,796
	Elia Group SA	195,211	22,445,918
	Euronav NV	1,371,519	15,318,745
	EVS Broadcast Equipment SA	69,287	1,058,532
# *	Exmar NV	145,690	710,937

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Fagron	280,259	$6,319,269
	Gimv NV	100,219	5,506,004
#	Immobel SA	22,042	1,663,577
# *	Ion Beam Applications	125,553	1,041,424
	Jensen-Group NV	20,961	526,030
	Kinepolis Group NV	93,950	3,537,338
#	Lotus Bakeries NV	1,741	5,288,622
# *	MDxHealth	239,516	230,946
	Melexis NV	111,148	6,760,369
#	Ontex Group NV	484,468	8,834,328
	Orange Belgium SA	200,145	3,329,338
# *	Oxurion NV	128,049	396,522
	Picanol	26,948	1,685,759
	Recticel SA	272,024	2,043,748
	Resilux	5,788	867,828
	Roularta Media Group NV	19,318	292,342
	Sioen Industries NV	56,609	1,189,037
	Sipef NV	36,491	1,775,149
	Telenet Group Holding NV	156,890	6,552,813
	TER Beke SA	3,565	458,665
*	Tessenderlo Group SA	213,566	5,963,369
	Van de Velde NV	38,938	983,874
*	Viohalco SA	583,796	1,537,953

TOTAL BELGIUM			175,068,466

DENMARK — (4.8%)
*	Agat Ejendomme A.S.	307,965	89,058
*	ALK-Abello A.S.	43,541	11,075,942
	Alm Brand A.S.	556,674	4,362,294
	Ambu A.S., Class B	240,891	7,545,250
# *	Bang & Olufsen A.S.	250,669	780,589
*	BankNordik P/F	10,800	159,836
# *	Bavarian Nordic A.S.	330,635	7,790,391
*	Brodrene Hartmann A.S.	16,148	709,428
# *	Columbus A.S.	430,058	474,812
*	D/S Norden A.S.	212,406	2,985,365
# *	DFDS A.S.	306,367	7,777,285
	Djurslands Bank A.S.	8,970	308,045
*	Drilling Co. of 1972 A.S. (The)	62,683	1,474,795
*	FLSmidth & Co. A.S.	250,483	6,592,481
	Fluegger Group A.S.	4,198	177,529
*	GronlandsBANKEN A.S.	1,125	80,294
# *	H+H International A.S., Class B	111,938	1,470,796
*	Harboes Bryggeri A.S., Class B	17,239	128,945
# *	ISS A.S.	467,064	6,943,987
# *	Jeudan A.S.	38,740	1,316,781
*	Jyske Bank A.S.	495,225	13,367,563
	Lan & Spar Bank	4,981	322,271
	Matas A.S.	217,470	1,474,859
# *	Nilfisk Holding A.S.	197,207	2,793,273
# *	NKT A.S.	202,178	4,545,516
#	NNIT A.S.	69,757	1,194,207
#	Pandora A.S.	509,474	18,116,145
*	Parken Sport & Entertainment A.S.	37,197	393,518
	Per Aarsleff Holding A.S.	140,513	4,125,610
	Ringkjoebing Landbobank A.S.	197,323	12,386,607
# *	Roblon A.S., Class B	973	23,877
	Rockwool International A.S., Class A	993	192,905
	Rockwool International A.S., Class B	29,891	6,281,870

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	Royal Unibrew A.S.	347,808	$26,908,597
	RTX A.S.	56,813	1,530,017
	Scandinavian Tobacco Group A.S., Class A	377,172	4,334,411
	Schouw & Co., A.S.	90,676	6,503,574
	SimCorp A.S.	282,473	26,091,698
#	Solar A.S., Class B	38,054	1,324,943
*	Spar Nord Bank A.S.	596,853	4,159,869
	Sydbank A.S.	502,266	8,299,103
# *	Tivoli A.S.	9,878	950,916
#	Topdanmark A.S.	467,367	18,866,343
#	TORM P.L.C	184,538	1,571,480
#	United International Enterprises, Ltd.	10,336	1,908,449
*	Vestjysk Bank A.S.	1,931,528	825,912
# *	Zealand Pharma A.S.	183,481	6,378,515

TOTAL DENMARK			237,115,951

FINLAND — (5.9%)
# *	Afarak Group Oyj	170,187	70,265
	Ahlstrom-Munksjo Oyj	196,599	2,732,748
	Aktia Bank Oyj	316,378	2,668,388
#	Alandsbanken Abp, Class B	21,354	371,729
	Alma Media Oyj	129,772	1,149,696
	Altia Oyj	7,929	66,503
	Apetit Oyj	19,668	187,983
	Asiakastieto Group Oyj	1,406	49,368
	Aspo Oyj	103,690	731,621
	Atria Oyj	85,658	883,315
# *	BasWare Oyj	51,269	1,370,724
#	Bittium Oyj	204,447	1,251,167
#	Cargotec Oyj, Class B	287,941	6,282,506
	Caverion Oyj	685,849	3,908,619
#	Citycon Oyj	507,252	3,350,502
	Digia Oyj	69,731	354,547
# *	Finnair Oyj	454,133	1,809,338
#	Fiskars Oyj Abp	212,834	2,450,979
*	F-Secure Oyj	647,558	1,949,665
	Glaston Oyj ABP	9,217	6,595
*	HKScan Oyj, Class A	247,021	581,559
	Huhtamaki Oyj	689,459	25,733,407
	Ilkka-Yhtyma Oyj	61,503	219,647
	Kemira Oyj	725,739	8,730,662
	Kesko Oyj, Class A	212,220	3,454,768
	Kesko Oyj, Class B	1,512,192	24,639,804
	Konecranes Oyj	473,271	10,271,966
	Lassila & Tikanoja Oyj	210,288	2,943,393
# *	Lehto Group Oyj	129,587	202,879
#	Metsa Board Oyj	1,399,923	9,750,976
	Metso Oyj	667,333	18,514,555
#	Nokian Renkaat Oyj	883,124	18,762,255
	Olvi Oyj, Class A	95,688	4,040,730
	Oriola Oyj, Class A	6,054	14,130
	Oriola Oyj, Class B	914,957	2,102,990
#	Orion Oyj, Class A	143,951	7,113,326
	Orion Oyj, Class B	661,199	33,601,033
#	Outokumpu Oyj	2,773,820	7,378,013
#	Outotec Oyj	1,103,759	4,600,455
*	Pihlajalinna Oyj	77,064	1,257,573
#	Ponsse Oyj	73,654	1,903,929
*	QT Group Oyj	56,327	1,406,279

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Raisio Oyj, Class V	926,190	$3,437,490
	Rapala VMC Oyj	113,078	303,823
	Raute Oyj, Class A	2,644	57,190
#	Revenio Group Oyj	131,150	3,553,337
	Sanoma Oyj	748,006	6,753,730
*	Stockmann Oyj Abp, Class A	49,045	85,482
# *	Stockmann Oyj Abp, Class B	189,838	145,249
	Teleste Oyj	52,966	225,764
*	Terveystalo Oyj	4,520	47,294
	TietoEVRY Oyj	395,814	9,644,632
#	Tikkurila Oyj	245,413	3,209,924
	Tokmanni Group Corp.	342,463	4,165,975
#	Uponor Oyj	368,915	4,136,620
#	Vaisala Oyj, Class A	120,241	3,808,132
#	Valmet Oyj	947,069	21,658,579
*	Viking Line Abp	7,869	133,664
	Wartsila Oyj Abp	247,209	1,814,570
#	YIT Oyj	1,345,770	7,376,913

TOTAL FINLAND			289,428,955

FRANCE — (9.1%)
	ABC arbitrage	99,407	679,580
	Actia Group	51,304	128,402
# *	Air France-KLM	1,251,427	6,380,647
	Akka Technologies	73,746	2,347,404
	AKWEL	61,489	769,069
	Albioma SA	189,410	6,273,234
	Altamir	136,094	2,270,720
	Alten SA	164,730	11,860,201
# *	Amplitude Surgical SAS	19,526	22,196
	Assystem SA	61,967	1,390,691
	Aubay	41,374	1,078,513
	Axway Software SA	38,973	638,663
# *	Bastide le Confort Medical	18,680	661,591
#	Beneteau SA	236,902	1,500,055
	Bigben Interactive	94,289	1,221,886
	Boiron SA	39,840	1,466,939
#	Bonduelle SCA	93,424	2,043,732
*	Bourbon Corp.	28,851	0
	Burelle SA	1,134	702,721
#	Casino Guichard Perrachon SA	271,603	10,195,131
	Catering International Services	14,124	129,984
*	Cegedim SA	32,518	977,449
*	CGG SA	4,579,186	5,788,071
#	Chargeurs SA	123,053	2,334,892
	Cie des Alpes	68,915	1,290,488
#	Cie Plastic Omnium SA	387,480	7,337,226
*	Coface SA	675,388	3,972,410
#	Derichebourg SA	674,728	1,893,289
#	Devoteam SA	34,374	2,616,476
	Electricite de Strasbourg SA	21,351	2,464,397
#	Elior Group SA	832,593	5,499,084
	Elis SA	1,122,246	13,832,902
# *	EOS Imaging SA	7,580	11,704
#	Eramet	50,163	1,579,677
# *	Erytech Pharma SA	3,609	38,895
*	Esso SA Francaise	18,139	338,812
#	Etablissements Maurel et Prom SA	294,902	549,836
#	Europcar Mobility Group	650,431	1,212,433

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Eutelsat Communications SA	1,257,038	$14,074,155
*	Exel Industries, Class A	10,459	477,529
	Faurecia SE	185,672	6,652,893
	Fleury Michon SA	6,124	146,294
*	Fnac Darty S.A.	124,919	4,037,166
	Gaumont SA	11,360	1,259,729
	Gaztransport Et Technigaz SA	130,815	9,483,695
	GEA	2,433	251,893
	Gevelot SA	1,551	261,580
	GL Events	64,356	770,862
	Groupe Crit	23,123	1,282,533
	Groupe Gorge	18,760	269,125
	Groupe Open	30,206	252,654
	Groupe SFPI	29,940	38,803
	Guerbet	38,504	1,214,492
#	Haulotte Group SA	73,020	319,198
	HERIGE SADCS	4,147	104,351
	HEXAOM	15,908	444,994
*	ID Logistics Group	14,640	2,725,207
	Iliad SA	60,896	9,068,680
#	Imerys SA	208,694	6,547,265
	Ingenico Group SA	410,246	51,616,231
# *	Innate Pharma SA	15,558	109,475
	IPSOS	248,613	4,787,137
	Jacquet Metal Service SA	87,314	889,831
#	JCDecaux SA	95,199	1,970,579
#	Kaufman & Broad SA	123,481	4,462,539
	Korian SA	369,269	12,402,791
#	Lagardere SCA	606,564	9,851,208
	Lanson-BCC	8,795	211,877
	Laurent-Perrier	13,890	1,171,282
	Le Belier	10,566	372,370
	Lectra	166,120	2,615,179
	Linedata Services	14,505	365,291
	LISI	114,546	1,852,681
	LNA Sante SA	33,206	1,472,883
#	Maisons du Monde SA	283,561	2,551,000
	Manitou BF SA	66,010	1,011,378
	Manutan International	15,102	793,076
	Mersen SA	125,066	2,759,695
*	METabolic EXplorer SA	156,395	251,236
	Metropole Television SA	246,120	2,739,521
	Nexans SA	218,300	7,775,455
	Nexity SA	302,767	9,287,001
# *	Nicox	145,865	642,574
	NRJ Group	81,965	455,407
#	Oeneo SA	137,066	1,623,110
*	OL Groupe SA	10,735	25,766
# *	Onxeo SA	246,319	131,162
# *	Onxeo SA	48,958	26,951
*	Pierre & Vacances SA	29,600	451,812
#	Plastivaloire	50,406	216,922
	Quadient	285,717	3,945,691
#	Rallye SA	156,235	1,334,844
# *	Recylex SA	102,008	224,059
	Rexel SA	2,202,448	20,570,368
#	Robertet SA	2,749	2,397,564
	Rothschild & Co.	108,962	2,154,792
	Rubis SCA	567,106	25,407,772

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Samse SA	8,068	$1,007,396
	Savencia SA	33,976	2,010,739
	SCOR SE	10,160	286,255
	Seche Environnement SA	18,630	720,024
	SES SA	898,721	5,987,268
	Societe BIC SA	174,701	8,739,053
# *	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	58,250	3,246,617
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	103,368
#	Societe pour l’Informatique Industrielle	41,811	813,716
*	SOITEC	131,952	12,133,140
# *	Solocal Group	4,209,627	715,933
	Somfy SA	97,175	8,133,829
	Sopra Steria Group	109,236	12,933,604
	SPIE SA	840,293	12,667,073
# *	SRP Groupe SA	53,256	53,045
	Stef SA	26,545	1,997,753
	Sword Group	38,195	1,087,386
	Synergie SA	67,143	1,469,205
	Tarkett SA	220,978	2,185,364
# *	Technicolor SA	2,040,996	471,440
	Television Francaise 1	499,312	2,444,638
	TFF Group	12,398	379,642
#	Thermador Groupe	37,127	1,795,044
	Total Gabon	3,766	428,406
	Trigano SA	53,337	3,925,075
#	Union Financiere de France BQE SA	18,515	313,780
	Valeo SA	62,834	1,440,336
# *	Vallourec SA	1,969,895	2,347,706
*	Valneva SE	69,195	317,364
	Vetoquinol SA	19,343	1,215,436
	Vicat SA	126,485	3,549,688
	VIEL & Cie SA	162,802	874,855
	Vilmorin & Cie SA	35,656	1,425,740
*	Virbac SA	21,378	4,215,625
#	Vranken-Pommery Monopole SA	22,338	353,735
	XPO Logistics Europe SADIR	33	8,817

TOTAL FRANCE			445,909,103

GERMANY — (14.3%)
	1&1 Drillisch AG	188,764	4,392,196
	7C Solarparken AG	20,272	74,692
	Aareal Bank AG	462,545	7,534,377
*	Adler Modemaerkte AG	47,849	163,308
#	ADO Properties SA	318,622	8,926,354
# *	ADVA Optical Networking SE	357,523	2,338,733
# *	AIXTRON SE	549,541	5,107,279
	All for One Group AG	4,222	172,342
#	Allgeier SE	45,266	1,472,926
	Amadeus Fire AG	39,342	4,051,386
	Aroundtown SA	728,367	3,917,796
	Atoss Software AG	2,385	479,418
	Aurubis AG	296,684	15,380,252
	Basler AG	31,331	1,603,077
	Bauer AG	81,201	926,879
	BayWa AG	105,190	3,086,069
	BayWa AG	124	3,997
	Bechtle AG	219,385	31,726,910
#	Bertrandt AG	41,784	1,608,379
#	bet-at-home.com AG	20,016	867,283

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Bijou Brigitte AG	22,688	$739,927
	Bilfinger SE	227,451	4,277,283
	Borussia Dortmund GmbH & Co. KGaA	567,421	4,000,055
	CANCOM SE	231,981	11,810,353
*	CECONOMY AG	1,081,753	2,769,092
	CENIT AG	53,174	570,190
	Centrotec SE	19,284	270,385
	Cewe Stiftung & Co. KGAA	43,389	4,515,840
	comdirect bank AG	193,071	2,770,791
	Commerzbank AG	795,537	2,933,091
	CompuGroup Medical SE	178,844	13,591,840
#	Corestate Capital Holding SA	77,099	1,587,490
	CropEnergies AG	174,859	1,380,324
	CTS Eventim AG & Co. KGaA	416,756	17,325,294
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	480,845
	Deutsche Beteiligungs AG	95,431	3,232,337
#	Deutsche EuroShop AG	358,182	5,158,464
	Deutsche Pfandbriefbank AG	1,030,684	7,575,646
	Deutz AG	1,023,677	3,934,733
	DIC Asset AG	422,113	5,594,339
	DMG Mori AG	15,692	705,004
#	Dr Hoenle AG	35,520	1,421,210
	Draegerwerk AG & Co. KGaA	19,652	1,373,866
	Duerr AG	387,318	9,037,943
	Eckert & Ziegler Strahlen- und Medizintechnik AG	26,179	3,767,489
	EDAG Engineering Group AG	51,353	386,243
	Elmos Semiconductor AG	29,640	590,381
# *	ElringKlinger AG	204,148	1,108,648
	Energiekontor AG	2,066	41,228
# *	Evotec SE	10,103	249,296
# *	Ferratum Oyj	64,645	337,930
	Fielmann AG	140,805	9,258,646
	First Sensor AG	44,242	1,844,121
	FORTEC Elektronik AG	372	6,271
	Francotyp-Postalia Holding AG, Class A	55,619	178,595
	Fraport AG Frankfurt Airport Services Worldwide	65,395	2,864,526
	Freenet AG	1,025,255	19,449,778
	Fuchs Petrolub SE	99,423	3,323,867
	GEA Group AG	879,706	20,187,392
	Gerresheimer AG	254,880	20,270,422
#	Gesco AG	56,186	956,985
	GFT Technologies SE	123,639	1,130,494
	Grand City Properties SA	809,750	16,933,419
*	H&R GmbH & Co. KGaA	70,150	317,538
	Hamburger Hafen und Logistik AG	182,626	2,971,431
	Hapag-Lloyd AG	38,053	5,451,414
	Hawesko Holding AG	52	1,829
# *	Heidelberger Druckmaschinen AG	1,970,702	1,400,423
	Hella GmbH & Co KGaA	244,119	8,980,892
	Highlight Communications AG	98,406	366,935
	HolidayCheck Group AG	232,156	320,636
	Hornbach Baumarkt AG	48,810	1,054,403
	Hornbach Holding AG & Co. KGaA	39,996	2,283,285
	Hugo Boss AG	457,342	12,697,804
*	Hypoport SE	2,176	767,129
	Indus Holding AG	133,724	4,115,931
	Isra Vision AG	115,594	6,333,682
	IVU Traffic Technologies AG	50,314	715,434
	Jenoptik AG	383,317	7,894,357

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	JOST Werke AG	1,343	$36,384
#	K+S AG	1,465,860	9,859,842
	Kampa AG	7,101	0
	KION Group AG	27,696	1,373,783
#	Kloeckner & Co. SE	574,666	2,355,215
#	Koenig & Bauer AG	93,517	1,922,853
	Krones AG	112,705	6,790,941
	KSB SE & Co. KGaA	3,466	849,007
#	KWS Saat SE & Co., KGaA	80,774	4,643,864
	Lanxess AG	602,345	29,638,624
#	Leifheit AG	60,321	1,285,946
# *	Leoni AG	242,169	1,662,349
*	LPKF Laser & Electronics AG	88,339	1,908,213
# *	Manz AG	30,876	480,550
	MasterFlex SE	21,291	98,999
	Mediclin AG	88,966	418,697
# *	Medigene AG	102,662	485,794
	METRO AG	553,216	4,833,606
	MLP SE	415,870	2,142,781
	Nemetschek SE	193,393	12,167,297
	New Work SE	20,200	4,800,951
	Nexus AG	87,391	3,352,687
*	Nordex SE	508,398	4,087,857
	Norma Group SE	235,465	5,897,220
	OHB SE	38,414	1,444,290
# *	OSRAM Licht AG	602,174	26,498,333
#	Paragon GmbH & Co. KGaA	14,660	198,634
	Patrizia AG	349,841	7,811,733
	Pfeiffer Vacuum Technology AG	52,803	8,700,589
#	PNE AG	493,007	2,342,636
	Progress-Werk Oberkirch AG	8,558	170,476
#	ProSiebenSat.1 Media SE	1,254,182	12,533,836
	PSI Software AG	50,278	1,071,274
#	QSC AG	724,521	934,018
*	R Stahl AG	14,952	372,323
	Rheinmetall AG	315,288	21,338,429
	RHOEN-KLINIKUM AG	232,537	4,628,879
# *	RIB Software SE	292,708	9,282,908
*	Rocket Internet SE	470,297	9,892,966
	SAF-Holland SE	355,988	1,831,830
	Salzgitter AG	298,029	3,981,740
*	Schaltbau Holding AG	32,728	936,331
	Schloss Wachenheim AG	8,017	110,580
	Scout24 AG	135,854	8,882,858
#	Secunet Security Networks AG	6,248	1,026,049
# *	SGL Carbon SE	293,218	908,083
# *	Shop Apotheke Europe NV	24,816	1,836,738
#	Siltronic AG	148,532	12,715,814
*	Sixt Leasing SE	65,947	1,300,824
	Sixt SE	95,154	6,477,269
*	SMA Solar Technology AG	87,177	2,774,538
# *	SMT Scharf AG	22,763	227,084
	Softing AG	26,963	185,779
	Software AG	359,622	12,769,768
	Stabilus SA	170,155	7,268,102
	STRATEC SE	24,591	2,328,897
#	Stroeer SE & Co. KGaA	200,696	12,702,198
	Suedzucker AG	549,899	7,275,534
# *	SUESS MicroTec SE	134,313	1,256,188

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Surteco Group SE	46,502	$1,004,061
	Syzygy AG	2,030	12,995
	TAG Immobilien AG	954,559	20,908,346
	Takkt AG	205,056	1,666,145
	Technotrans SE	45,769	649,563
# *	Tele Columbus AG	296,432	763,950
	Traffic Systems SE	35,766	947,894
	United Internet AG	105,888	3,643,451
#	VERBIO Vereinigte BioEnergie AG	151,277	1,373,572
	Vossloh AG	69,747	2,633,974
	Wacker Chemie AG	56,738	3,308,269
#	Wacker Neuson SE	217,489	2,700,278
	Washtec AG	76,788	3,029,716
	Wuestenrot & Wuerttembergische AG	112,263	1,978,581
	Zeal Network SE	53,361	1,667,779

TOTAL GERMANY			700,848,411

GREECE — (0.0%)
	Alfa Alfa Energy SA	3,810	0
*	Babis Vovos International Construction SA	21,073	0
*	Elektroniki Athinon SA	7,497	0
*	Neorion Holdings SA	14,991	0

TOTAL GREECE			0

IRELAND — (0.5%)
*	AIB Group P.L.C.	10,102	13,979
	Bank of Ireland Group P.L.C.	3,513,945	7,210,959
	C&C Group P.L.C.	848,523	2,080,326
	Cairn Homes P.L.C.	1,502,798	1,400,262
# *	Datalex P.L.C.	107,125	20,168
*	FBD Holdings P.L.C.	125,459	901,189
*	FBD Holdings P.L.C.	17,353	138,128
	Glanbia P.L.C.	305,011	3,246,021
	Glanbia P.L.C.	700,613	7,480,034
	Irish Continental Group P.L.C.	583,096	2,204,581
	Irish Continental Group P.L.C.	234,200	914,369
*	Permanent TSB Group Holdings P.L.C.	229,967	126,854

TOTAL IRELAND			25,736,870

ISRAEL — (3.3%)
#	Adgar Investment and Development, Ltd.	39,391	64,314
*	Afcon Holdings, Ltd.	3,064	107,415
*	AFI Properties, Ltd.	99,961	3,041,931
	Africa Israel Residences, Ltd.	2,237	60,255
*	Airport City, Ltd.	317,948	4,823,847
*	Allot, Ltd.	188,324	2,155,790
	Alrov Properties and Lodgings, Ltd.	49,397	1,416,189
	Amot Investments, Ltd.	51,075	286,865
#	Arad, Ltd.	18,409	296,895
*	Arko Holdings, Ltd.	1,444,421	390,402
#	Ashtrom Group, Ltd.	122,471	1,819,836
#	Ashtrom Properties, Ltd.	219,123	1,116,129
	Atreyu Capital Markets, Ltd.	2,154	35,955
	AudioCodes, Ltd.	180,960	5,360,854
*	Avgol Industries 1953, Ltd.	468,925	340,169
*	Azorim-Investment Development & Construction Co., Ltd.	493,160	989,851
	Bayside Land Corp.	6,600	3,932,440
#	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	496,771

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Big Shopping Centers, Ltd.	32,885	$2,630,737
	Blue Square Real Estate, Ltd.	36,427	1,673,678
*	Bonus Biogroup, Ltd.	613,036	68,659
*	Brack Capital Properties NV	18,347	1,667,785
# *	Brainsway, Ltd.	54,222	232,770
	Camtek, Ltd.	113,800	1,191,410
	Carasso Motors, Ltd.	118,785	371,157
# *	Cellcom Israel, Ltd.	488,140	1,797,481
# *	Ceragon Networks, Ltd.	266,244	617,686
*	Clal Insurance Enterprises Holdings, Ltd.	301,040	2,991,408
# *	Compugen, Ltd.	199,256	2,933,145
#	Danel Adir Yeoshua, Ltd.	21,864	1,982,467
#	Delek Automotive Systems, Ltd.	223,263	1,175,610
	Delek Group, Ltd.	323	14,707
#	Delta-Galil Industries, Ltd.	70,358	1,252,856
# *	Dor Alon Energy in Israel 1988, Ltd.	13,423	271,486
	Duniec Brothers, Ltd.	304	9,669
# *	El Al Israel Airlines	1,449,354	322,763
	Electra Consumer Products 1970, Ltd.	53,953	1,036,855
# *	Electra Real Estate, Ltd.	23,236	135,479
#	Electra, Ltd.	12,544	5,753,777
*	Energix-Renewable Energies, Ltd.	954,101	3,326,468
# *	Enlight Renewable Energy, Ltd.	2,163,770	2,659,825
# *	Equital, Ltd.	115,838	2,880,829
*	Evogene, Ltd.	79,189	87,157
	First International Bank Of Israel, Ltd.	28,146	694,283
	FMS Enterprises Migun, Ltd.	19,186	671,504
#	Formula Systems 1985, Ltd.	62,881	4,197,997
#	Fox Wizel, Ltd.	57,376	2,148,871
	Gilat Satellite Networks, Ltd.	225,761	1,942,229
#	Hadera Paper, Ltd.	24,532	1,140,356
# *	Hamlet Israel-Canada, Ltd.	32,585	568,868
	Harel Insurance Investments & Financial Services, Ltd.	838,296	5,397,401
	Hilan, Ltd.	100,860	3,976,270
#	IDI Insurance Co., Ltd.	44,734	1,375,140
	IES Holdings, Ltd.	322	16,952
#	Inrom Construction Industries, Ltd.	357,290	1,313,645
# *	Intercure, Ltd.	52,127	65,838
#	Israel Canada T.R, Ltd.	131,507	220,044
#	Israel Land Development - Urban Renewal, Ltd.	37,207	329,889
	Isras Investment Co., Ltd.	5,465	1,013,345
#	Issta Lines, Ltd.	12,135	171,385
*	Kamada, Ltd.	212,977	1,622,779
	Kenon Holdings, Ltd.	124,381	2,528,550
	Kerur Holdings, Ltd.	31,762	947,972
*	Klil Industries, Ltd.	5,696	419,917
#	Magic Software Enterprises, Ltd.	133,913	1,220,824
	Malam - Team, Ltd.	276	53,944
	Matrix IT, Ltd.	232,691	4,510,532
	Maytronics, Ltd.	285,819	2,158,099
#	Mediterranean Towers, Ltd.	373,415	895,107
#	Mega Or Holdings, Ltd.	81,523	2,045,478
# *	Mehadrin, Ltd.	3,072	98,978
	Meitav Dash Investments, Ltd.	116,200	275,194
	Melisron, Ltd.	25,603	1,030,541
	Menora Mivtachim Holdings, Ltd.	181,682	2,425,053
	Migdal Insurance & Financial Holdings, Ltd.	2,542,729	1,627,214
	Minrav Holdings, Ltd.	263	36,837
*	Mivne Real Estate KD, Ltd.	721,862	1,550,591

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Mivtach Shamir Holdings, Ltd.	24,697	$431,425
*	Naphtha Israel Petroleum Corp., Ltd.	244,337	1,263,028
# *	Nawi Brothers, Ltd.	116,369	534,138
#	Neto ME Holdings, Ltd.	9,545	546,494
*	Nova Measuring Instruments, Ltd.	183,116	7,328,221
#	NR Spuntech Industries, Ltd.	76,176	163,029
#	Oil Refineries, Ltd.	9,609,293	2,655,591
#	One Software Technologies, Ltd.	1,946	144,368
#	OPC Energy, Ltd.	50,409	390,651
# *	Partner Communications Co., Ltd.	806,477	3,516,560
#	Paz Oil Co., Ltd.	60,870	5,304,040
*	Perion Network, Ltd.	25,242	127,284
	Phoenix Holdings, Ltd. (The)	571,475	3,005,304
	Plasson Industries, Ltd.	20,585	774,700
*	Pluristem Therapeutics, Inc.	3,536	33,691
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	51,193	3,342,733
#	Scope Metals Group, Ltd.	47,147	947,797
	Shapir Engineering and Industry, Ltd.	439,135	3,078,584
#	Shikun & Binui, Ltd.	1,337,236	5,550,279
	Shufersal, Ltd.	667,230	4,282,219
	Summit Real Estate Holdings, Ltd.	213,301	2,664,593
*	Suny Cellular Communication, Ltd.	473,129	146,874
	Tadiran Holdings, Ltd.	15,407	618,352
*	Tower Semiconductor, Ltd.	67,252	1,317,460
	Union Bank of Israel	199,952	925,891
#	YH Dimri Construction & Development, Ltd.	10,575	320,393

TOTAL ISRAEL			161,927,098

ITALY — (8.9%)
# *	A.S. Roma SpA	856,401	371,783
	A2A SpA	10,326,675	14,077,399
	ACEA SpA	380,144	6,353,941
# *	Aeffe SpA	255,006	299,479
	Amplifon SpA	586,701	13,430,335
	Anima Holding SpA	2,118,887	7,501,396
#	Aquafil SpA	77,554	293,196
*	Arnoldo Mondadori Editore SpA	1,148,974	1,563,308
	Ascopiave SpA	447,763	1,639,209
	Autogrill SpA	898,125	4,651,568
	Autostrade Meridionali SpA	3,917	93,042
	Avio SpA	104,775	1,572,284
	Azimut Holding SpA	760,464	12,959,610
	B&C Speakers SpA	19,155	178,259
# *	Banca Carige SpA	148,414,098	45,539
	Banca Farmafactoring SpA	754,049	3,893,621
	Banca Finnat Euramerica SpA	616,149	143,154
	Banca Generali SpA	362,225	9,005,098
	Banca IFIS SpA	163,757	1,601,569
# *	Banca Monte dei Paschi di Siena SpA	213,039	259,928
	Banca Popolare di Sondrio SCPA	3,178,350	5,045,872
#	Banca Profilo SpA	1,814,636	296,943
	Banca Sistema SpA	379,814	553,192
# *	Banco BPM SpA	11,342,409	13,863,114
#	Banco di Desio e della Brianza SpA	238,796	684,702
	BasicNet SpA	169,875	648,396
	BE SpA	533,191	596,004
#	Biesse SpA	101,093	913,275
	BPER Banca	3,093,895	7,649,142
	Brunello Cucinelli SpA	250,422	8,075,389

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Buzzi Unicem SpA	4,665	$48,750
	Buzzi Unicem SpA	630,912	12,377,866
#	Cairo Communication SpA	562,897	1,015,186
	Carel Industries SpA	1,744	25,977
# *	Carraro SpA	162,374	258,037
	Cembre SpA	3,547	57,952
	Cementir Holding NV	333,699	2,044,242
	Cerved Group SpA	1,357,497	9,247,914
	CIR SpA-Compagnie Industriali	5,326,857	2,363,133
	Credito Emiliano SpA	599,354	2,656,653
*	Credito Valtellinese SpA	48,118,993	2,431,171
# *	d’Amico International Shipping SA	2,577,810	315,913
	Danieli & C Officine Meccaniche SpA	27,670	205,503
#	Danieli & C Officine Meccaniche SpA	102,606	1,304,163
	Datalogic SpA	125,257	1,718,618
#	De’ Longhi SpA	418,771	7,568,962
	DeA Capital SpA	736,902	1,045,717
	doValue SpA	91,984	678,184
	El.En. SpA	29,153	609,598
*	Elica SpA	192,920	625,190
	Emak SpA	388,913	255,589
	Enav SpA	1,338,949	6,000,836
	ERG SpA	407,695	7,325,133
	Esprinet SpA	221,349	1,045,776
# *	Eurotech SpA	233,961	1,552,166
	Falck Renewables SpA	983,539	4,834,111
	Fiera Milano SpA	107,924	399,013
#	Fila SpA	142,640	1,289,120
# *	Fincantieri SpA	3,504,948	2,716,620
#	Finmatica SpA	5,960	0
	FNM SpA	1,412,345	671,033
#	Freni Brembo SpA	1,117,739	9,482,097
# *	GEDI Gruppo Editoriale SpA	927,122	466,373
#	Gefran SpA	37,987	220,846
#	Geox SpA	577,144	461,424
	Gruppo MutuiOnline SpA	164,315	2,984,426
*	Guala Closures SpA	56,729	396,883
	Hera SpA	4,939,246	18,283,795
	Illimity Bank SpA	162,620	1,090,111
#	IMA Industria Macchine Automatiche SpA	126,942	8,653,432
# *	IMMSI SpA	1,233,569	487,560
# *	Intek Group SpA	1,988,916	435,618
	Interpump Group SpA	550,629	16,066,421
	Iren SpA	4,407,993	10,869,532
	Italgas SpA	3,480,238	19,499,148
#	Italmobiliare SpA	76,176	2,279,693
	IVS Group SA	58,424	400,149
# *	Juventus Football Club SpA	2,997,765	2,971,116
	La Doria SpA	87,297	926,666
	Leonardo SpA	600,493	4,147,055
	LU-VE SpA	5,064	64,032
# *	Maire Tecnimont SpA	1,041,321	2,020,296
#	Mariella Burani Fashion Group S.p.A.	22,744	0
	MARR SpA	228,828	3,014,761
	Massimo Zanetti Beverage Group SpA	65,668	259,553
# *	Mediaset SpA	3,709,525	7,541,567
# *	Mondo TV SpA	38,811	74,528
#	Openjobmetis SpA agenzia per il lavoro	63,025	385,571
# *	OVS SpA	1,400,107	1,206,721

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Piaggio & C SpA	1,243,896	$2,851,795
#	Pirelli & C SpA	2,304,139	8,922,536
#	Prima Industrie SpA	38,818	565,134
#	Prysmian SpA	1,011,006	19,075,650
	RAI Way SpA	552,918	2,980,805
	Reno de Medici SpA	1,173,753	903,098
	Reply SpA	147,531	10,327,718
	Retelit SpA	769,328	1,295,194
	Richard-Ginori 1735 SpA	8,489	0
#	Rizzoli Corriere Della Sera Mediagroup SpA	1,063,177	830,888
	Sabaf SpA	49,948	601,514
	SAES Getters SpA	27,092	655,852
# *	Safilo Group SpA	233,748	175,660
# *	Saipem SpA	4,506,646	11,567,030
*	Salini Impregilo SpA	1,282,257	1,898,114
#	Salvatore Ferragamo SpA	361,379	4,486,189
	Saras SpA	4,332,605	4,091,564
#	Servizi Italia SpA	62,874	193,010
	Sesa SpA	49,781	2,654,075
	Societa Cattolica di Assicurazioni SC	1,217,457	6,745,111
# *	Sogefi SpA	332,859	316,718
	SOL SpA	161,642	1,746,765
#	Tamburi Investment Partners SpA	827,805	5,354,480
	Technogym SpA	631,612	4,671,890
	Tinexta S.p.A	122,766	1,631,378
#	Tod’s SpA	67,887	2,078,787
#	TXT e-solutions SpA	43,931	378,876
	Unieuro SpA	66,937	584,721
#	Unione di Banche Italiane SpA	7,777,728	22,296,206
	Unipol Gruppo SpA	3,109,522	10,729,077
	Zignago Vetro SpA	189,132	2,350,137

TOTAL ITALY			438,597,219

NETHERLANDS — (7.4%)
#	Aalberts NV	720,308	20,283,657
*	Accell Group NV	145,492	2,718,860
	AFC Ajax NV	13,955	219,799
*	Altice Europe NV	3,929,414	15,677,179
*	Altice Europe NV, Class B	143,350	574,008
#	AMG Advanced Metallurgical Group NV	184,488	3,104,134
	Amsterdam Commodities NV	119,479	2,574,103
	APERAM SA	379,216	9,825,803
#	Arcadis NV	528,120	8,210,753
*	Argenx SE	40,505	6,057,455
	ASM International NV	322,669	35,674,395
	ASR Nederland NV	873,857	23,418,651
	Atag Group NV	4,630	0
*	Basic-Fit NV	181,929	3,695,645
#	BE Semiconductor Industries NV	550,104	22,766,489
# *	Beter Bed Holding NV	22,883	40,932
#	Boskalis Westminster	620,160	10,750,128
#	Brunel International NV	155,477	980,688
	Corbion NV	416,939	14,989,693
	Euronext NV	372,261	31,252,799
#	Flow Traders	223,910	7,469,548
#	ForFarmers NV	214,677	1,428,257
# *	Fugro NV	585,349	2,192,659
#	GrandVision NV	173,216	4,608,050
# *	Heijmans NV	157,571	1,099,810

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Hunter Douglas NV	25,053	$1,167,610
#	IMCD NV	357,089	31,532,400
#	Intertrust NV	466,539	7,342,452
*	Just Eat Takeaway.com NV	187,426	19,265,738
*	Kendrion NV	106,595	1,286,310
*	Koninklijke BAM Groep NV	1,855,013	3,099,090
	Koninklijke Vopak NV	162,508	9,348,569
*	Lucas Bols NV	20,321	185,680
*	Nederland Apparatenfabriek	33,400	1,271,744
# *	OCI NV	327,478	3,954,432
	Ordina NV	625,125	1,250,265
#	PostNL NV	3,372,376	5,810,777
#	SBM Offshore NV	1,334,375	16,913,324
#	SIF Holding NV	34,182	366,126
	Signify NV	780,137	15,880,734
#	Sligro Food Group NV	166,461	2,599,792
#	SNS NV	705,718	0
#	TKH Group NV	267,721	9,392,594
	TomTom NV	492,125	3,874,744
	Van Lanschot Kempen NV	76,871	1,180,664

TOTAL NETHERLANDS			365,336,540

NORWAY — (2.0%)
	ABG Sundal Collier Holding ASA	2,499,556	844,480
	AF Gruppen ASA	68,590	1,127,080
*	Akastor ASA	1,089,524	424,887
# *	Aker Solutions ASA	1,078,114	704,783
	American Shipping Co. ASA	216,951	554,753
# *	Archer, Ltd.	745,010	119,755
	Arendals Fossekompani A.S.	90	22,235
	Atea ASA	529,509	4,635,476
	Austevoll Seafood ASA	437,677	3,409,426
#	Avance Gas Holding, Ltd.	403,182	855,804
# *	Axactor SE	884,472	575,635
#	B2Holding ASA	1,521,728	613,676
#	Bonheur ASA	146,347	2,583,617
# *	Borr Drilling Ltd.	58,749	41,417
	Borregaard ASA	743,872	6,908,383
*	BW Energy, Ltd.	158,035	196,521
	BW LPG, Ltd.	685,466	2,338,713
*	BW Offshore, Ltd.	774,469	2,177,295
#	DNO ASA	3,438,430	1,553,498
	Europris ASA	1,186,781	4,355,876
#	FLEX LNG, Ltd.	204,822	1,059,926
	Frontline, Ltd.	457,298	4,288,670
	Grieg Seafood ASA	369,858	3,627,297
# *	Hexagon Composites ASA	640,597	1,742,019
	Hoegh LNG Holdings, Ltd.	277,075	301,127
*	IDEX ASA	506,708	84,244
	Itera ASA	10,713	9,691
# *	Kongsberg Automotive ASA	2,171,519	231,577
# *	Kvaerner ASA	1,594,303	987,209
	Magnora ASA	127,049	96,730
# *	NEL ASA	7,287,969	8,919,525
# *	Nordic Nanovector ASA	328,770	616,636
# *	Nordic Semiconductor ASA	1,018,555	5,976,470
#	Norway Royal Salmon ASA	92,448	1,874,782
# *	Norwegian Air Shuttle ASA	645,227	321,462
*	Norwegian Finans Holding ASA	671,029	3,580,486

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#	Norwegian Property ASA	43,744	$47,736
#	Ocean Yield ASA	427,818	1,109,293
# *	Odfjell Drilling, Ltd.	683,725	561,349
*	Odfjell SE, Class A	137,586	315,255
#	Olav Thon Eiendomsselskap ASA	118,760	1,527,986
*	Otello Corp. ASA	587,281	540,434
*	Panoro Energy ASA	53,125	39,759
# *	PGS ASA	2,380,755	850,082
# *	PhotoCure ASA	115,295	776,945
# *	Protector Forsikring ASA	438,078	1,473,456
*	Q-Free ASA	179,836	69,079
# *	REC Silicon ASA	1,473,908	459,235
*	Sbanken ASA	486,979	2,593,430
#	Scatec Solar ASA	559,055	8,139,001
	Selvaag Bolig ASA	313,829	1,300,447
	Solon Eiendom ASA	56,855	155,006
	Stolt-Nielsen, Ltd.	188,366	1,604,846
*	Subsea 7 SA	91,166	500,423
	TGS NOPEC Geophysical Co. ASA	12,586	192,749
	Treasure ASA	314,079	299,117
	Veidekke ASA	717,317	6,368,645
# *	Wallenius Wilhelmsen ASA	334,602	368,014
	Wilh Wilhelmsen Holding ASA, Class A	68,304	686,953
# *	XXL ASA	431,333	431,021

TOTAL NORWAY			98,171,422

PORTUGAL — (0.8%)
	Altri SGPS SA	541,780	2,859,398
	Banco Comercial Portugues SA, Class R	63,006,466	7,049,350
*	Banco Espirito Santo SA	4,777,921	0
#	CTT-Correios de Portugal SA	940,653	2,219,304
#	Ibersol SGPS SA	36,721	161,774
#	Mota-Engil SGPS SA	641,747	808,210
#	Navigator Co. SA (The)	1,838,891	4,777,964
	NOS SGPS SA	1,828,612	6,849,254
	Novabase SGPS SA	72,649	214,482
#	REN - Redes Energeticas Nacionais SGPS SA	3,010,364	8,154,028
	Semapa-Sociedade de Investimento e Gestao	173,756	1,714,909
	Sonae Capital SGPS SA	765,843	411,896
	Sonae SGPS SA	6,699,002	5,293,909

TOTAL PORTUGAL			40,514,478

SPAIN — (5.7%)
	Acciona SA	173,951	17,241,106
	Acerinox SA	1,153,704	8,691,040
# *	Adveo Group International SA	84,445	8,412
	Alantra Partners SA	70,405	881,321
	Almirall SA	415,709	5,361,023
*	Amper SA	5,396,257	1,003,294
	Applus Services SA	911,014	5,976,942
#	Atresmedia Corp. de Medios de Comunicacion SA	545,239	1,411,552
	Azkoyen SA	67,253	429,034
	Banco de Sabadell SA	24,460,882	10,141,385
#	Bankia SA	4,998,517	5,086,685
	Bankinter SA	3,364,750	13,890,431
	Bolsas y Mercados Espanoles SHMSF SA	501,422	18,296,087
# *	Caja de Ahorros del Mediterraneo	116,412	0
	Cellnex Telecom SA	4,239	221,720

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Cia de Distribucion Integral Logista Holdings SA	336,921	$6,014,136
	CIE Automotive SA	424,373	7,393,531
	Construcciones y Auxiliar de Ferrocarriles SA	129,621	4,437,800
# *	Distribuidora Internacional de Alimentacion SA	207,031	29,972
	Ebro Foods SA	531,944	11,320,275
*	eDreams ODIGEO SA	424,956	997,076
	Elecnor SA	200,108	1,826,774
	Enagas SA	991,410	23,141,213
#	Ence Energia y Celulosa SA	988,129	3,175,717
#	Ercros SA	784,741	2,212,067
	Euskaltel SA	548,865	4,374,865
	Faes Farma SA	2,012,534	8,799,786
*	Fluidra SA	324,873	3,620,268
	Fomento de Construcciones y Contratas SA	335,082	3,182,448
	Gestamp Automocion SA	5,183	12,979
*	Global Dominion Access SA	695,411	2,139,466
	Grupo Catalana Occidente SA	254,842	4,952,709
# *	Grupo Empresarial San Jose SA	151,317	748,714
# *	Grupo Ezentis SA	1,629,459	539,601
	Iberpapel Gestion SA	47,911	1,069,972
*	Indra Sistemas SA	856,710	7,388,253
	Laboratorios Farmaceuticos Rovi SA	72,954	2,080,051
	Liberbank SA	13,690,046	2,738,162
*	Masmovil Ibercom SA	410,017	7,741,855
	Mediaset Espana Comunicacion SA	1,072,499	3,843,080
	Melia Hotels International SA	792,923	3,638,423
	Miquel y Costas & Miquel SA	142,923	1,786,507
*	Neinor Homes SA	17,930	157,098
*	Obrascon Huarte Lain SA	905,725	729,613
# *	Pharma Mar SA	1,314,720	7,860,377
	Prim SA	39,523	393,905
*	Promotora de Informaciones SA, Class A	2,268,277	1,498,807
	Prosegur Cia de Seguridad SA	1,794,584	3,957,792
*	Quabit Inmobiliaria SA	782,979	376,030
*	Realia Business SA	1,782,137	1,430,252
	Renta 4 Banco SA	442	2,910
	Sacyr S.A.	3,062,890	5,744,370
# *	Solaria Energia y Medio Ambiente SA	395,783	4,038,323
*	Talgo SA	615,814	2,981,209
*	Tecnicas Reunidas SA	195,397	2,994,328
	Tubacex SA	772,793	1,158,747
	Unicaja Banco SA	2,473,035	1,338,105
	Vidrala SA	117,537	10,529,031
	Viscofan SA	280,336	17,966,233
	Vocento SA	352,577	296,232
	Zardoya Otis SA	1,131,276	7,873,178

TOTAL SPAIN			279,172,272

SWEDEN — (7.0%)
	AcadeMedia AB	398,138	2,056,958
*	Adapteo Oyj	280,480	2,011,253
#	AddLife AB, Class B	54,845	1,736,880
	AddNode Group AB	84,058	1,445,021
	AddTech AB, Class B	376,635	10,210,789
*	AF POYRY AB	665,456	12,090,054
#	Alimak Group AB	253,043	2,718,486
	Ambea AB	7,111	34,843
*	Arise AB	36,861	129,176
	Arjo AB, Class B	898,834	4,439,319

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Atrium Ljungberg AB, Class B	244,368	$3,386,554
*	Attendo AB	680,729	2,587,121
	Avanza Bank Holding AB	687,653	8,308,089
	BE Group AB	27,710	81,045
	Beijer Alma AB	284,490	2,714,266
	Beijer Electronics Group AB	93,898	365,215
	Beijer Ref AB	313,900	6,449,853
	Bergman & Beving AB	193,579	1,140,536
	Besqab AB	21,962	219,082
#	Betsson AB	977,562	5,508,750
	Bilia AB, Class A	659,191	4,470,497
	BillerudKorsnas AB	748,458	9,435,816
	BioGaia AB, Class B	122,544	5,905,081
	Biotage AB	456,538	5,643,563
	Bjorn Borg AB	99,769	119,356
	Bonava AB, Class B	458,773	2,223,587
*	Bravida Holding AB	955,458	7,714,245
*	Bufab AB	216,961	1,749,035
# *	Bulten AB	119,933	625,872
	Bure Equity AB	449,636	8,209,851
# *	Byggmax Group AB	356,302	1,537,586
	Catena AB	152,830	4,863,002
*	Cavotec SA	79,682	132,082
	Clas Ohlson AB, Class B	148,783	1,305,767
*	Cloetta AB, Class B	1,667,143	3,839,082
# *	Collector AB	134,446	206,638
	Coor Service Management Holding AB	265,642	1,748,273
#	Corem Property Group AB, Class B	163,626	314,913
	Dios Fastigheter AB	868,442	5,347,669
*	Dometic Group AB	1,261,570	8,431,511
*	Doro AB	155,569	515,516
	Duni AB	220,953	1,813,322
#	Dustin Group AB	449,101	2,292,168
	Eastnine AB	126,421	1,444,906
	Elanders AB, Class B	54,920	280,394
# *	Eltel AB	201,453	409,135
# *	Enea AB	96,899	1,310,503
#	eWork Group AB	32,666	212,817
	Fagerhult AB	293,570	1,134,835
# *	Fingerprint Cards AB, Class B	634,700	997,687
	Granges AB	546,114	3,990,386
*	Gunnebo AB	247,275	440,208
	Haldex AB	276,371	1,002,735
	Heba Fastighets AB, Class B	133,938	1,163,637
*	Hexpol AB	147,016	1,056,198
	HIQ International AB	168,305	695,819
# *	HMS Networks AB	115,458	1,988,770
# *	Hoist Finance AB	515,550	1,419,819
	Humana AB	81,076	345,317
	Inwido AB	412,437	2,371,013
#	JM AB	525,001	9,729,498
#	Kindred Group P.L.C.	1,200,537	5,684,899
	Klovern AB, Class B	3,984,878	5,382,643
*	KNOW IT AB	201,771	2,965,360
	Kungsleden AB	1,454,309	11,075,218
	Lagercrantz Group AB, Class B	465,779	6,445,183
	Lindab International AB	603,188	5,527,001
	Loomis AB, Class B	256,870	6,263,965
# *	Medivir AB, Class B	169,635	283,087

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
# *	Mekonomen AB	321,005	$1,662,430
*	Modern Times Group MTG AB, Class B	337,189	3,392,312
	Momentum Group AB, Class B	184,982	1,684,007
#	Mycronic AB	487,750	8,147,701
#	NCC AB, Class B	112,716	1,718,332
# *	Nederman Holding AB	29,566	323,467
# *	Net Insight AB, Class B	1,129,868	209,207
#	New Wave Group AB, Class B	435,702	1,315,948
	Nobia AB	860,489	3,217,305
	Nobina AB	739,814	4,034,236
	Nolato AB, Class B	159,009	8,357,435
	Nordic Entertainment Group AB, Class B	51,345	1,216,949
	Nordic Waterproofing Holding A.S.	62,463	541,610
	NP3 Fastigheter AB	152,387	1,245,577
*	Nyfosa AB	1,252,852	7,670,987
*	OEM International AB, Class B	46,319	959,487
*	Pandox AB	23,104	244,812
	Peab AB, Class B	676,819	5,155,967
	Platzer Fastigheter Holding AB, Class B	249,458	1,915,307
	Pricer AB, Class B	892,974	1,797,771
	Proact IT Group AB	61,281	786,857
# *	Qliro Group AB	857,613	387,031
*	Ratos AB, Class B	1,503,826	3,559,707
*	RaySearch Laboratories AB	163,313	1,241,541
#	Recipharm AB, Class B	371,662	4,415,854
	Resurs Holding AB	622,116	2,289,088
	Rottneros AB	672,020	655,010
	Sagax AB, Class B	191,835	2,076,836
	Samhallsbyggnadsbolaget i Norden AB	4,902,905	9,494,754
# *	SAS AB	1,953,163	1,826,222
	Scandi Standard AB	399,701	2,613,085
	Scandic Hotels Group AB	185,586	850,279
	Sectra AB, Class B	111,168	4,725,521
*	Semcon AB	118,592	661,909
# *	Sensys Gatso Group AB	2,274,070	263,990
#	SkiStar AB	314,278	2,919,434
	Sweco AB, Class B	44,779	1,529,843
	Systemair AB	84,050	1,187,090
#	Thule Group AB	722,451	13,471,437
#	Troax Group AB	210,818	2,414,798
*	VBG Group AB, Class B	26,108	360,350
	Vitrolife AB	6,863	124,533
#	Wihlborgs Fastigheter AB	983,603	14,035,195

TOTAL SWEDEN			346,399,966

SWITZERLAND — (13.3%)
	Allreal Holding AG	114,189	21,209,678
	ALSO Holding AG	43,335	8,915,115
*	ams AG	1,516,165	19,902,480
	APG SGA SA	8,640	1,584,702
*	Arbonia AG	340,972	2,891,189
*	Aryzta AG	6,545,222	2,659,479
*	Ascom Holding AG	235,917	1,789,226
# *	Autoneum Holding AG	21,144	1,858,611
	Bachem Holding AG, Class B	3,642	860,349
	Banque Cantonale de Geneve	9,327	1,759,479
	Banque Cantonale du Jura SA	4,071	224,877
	Banque Cantonale Vaudoise	7,529	6,647,882
	Belimo Holding AG	3,028	20,159,196

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Bell Food Group AG	14,116	$3,605,014
	Bellevue Group AG	56,426	1,268,636
	Berner Kantonalbank AG	28,789	6,712,441
	BKW AG	153,128	12,421,103
#	Bobst Group SA	64,411	3,215,221
	Bossard Holding AG, Class A	43,180	5,385,526
	Bucher Industries AG	54,197	15,285,454
	Burckhardt Compression Holding AG	541	109,774
	Burkhalter Holding AG	28,978	1,876,026
	Calida Holding AG	32,749	1,007,031
#	Carlo Gavazzi Holding AG	2,982	557,364
	Cembra Money Bank AG	187,433	17,818,848
#	Cicor Technologies, Ltd.	14,897	583,934
	Cie Financiere Tradition SA	10,452	1,223,800
	Clariant AG	205,780	3,803,997
	Coltene Holding AG	25,850	1,726,742
	Conzzeta AG	9,547	8,182,229
	Daetwyler Holding AG	40,458	6,933,739
	DKSH Holding AG	223,126	12,564,427
	dormakaba Holding AG	24,237	12,095,260
*	Dottikon Es Holding AG	143	110,510
#	Dufry AG	276,747	9,062,215
#	EFG International AG	657,243	4,080,990
	Emmi AG	15,057	13,830,645
	Energiedienst Holding AG	82,382	2,619,882
*	Evolva Holding SA	3,349,123	764,801
#	Feintool International Holding AG	16,000	783,970
#	Fenix Outdoor International AG	19,372	1,548,905
*	Flughafen Zurich AG	126,351	15,625,412
	Forbo Holding AG	8,613	11,567,245
	Galenica AG	18,858	1,350,428
# *	GAM Holding AG	1,317,887	2,766,779
	Georg Fischer AG	31,555	23,549,456
	Gurit Holding AG	3,022	4,309,604
	Helvetia Holding AG	216,663	19,750,026
*	Hiag Immobilien Holding AG	19,720	1,805,566
# *	HOCHDORF Holding AG	7,010	464,430
	Huber & Suhner AG	94,378	6,026,908
*	Hypothekarbank Lenzburg AG	6	27,028
	Implenia AG	126,765	5,184,950
	Inficon Holding AG	14,600	9,869,000
	Interroll Holding AG	4,787	9,101,827
	Intershop Holding AG	10,318	5,296,882
	Investis Holding SA	3,516	297,890
	Jungfraubahn Holding AG	16,485	2,254,706
	Kardex AG	47,374	6,841,952
# *	Komax Holding AG	25,771	3,737,997
#	Kudelski SA	233,259	822,763
	Landis & Gyr Group AG	8,689	586,768
*	Lastminute.com NV	23,689	520,404
	LEM Holding SA	3,808	4,924,639
	Liechtensteinische Landesbank AG	62,748	3,576,362
	Logitech International SA	121,146	5,834,786
	Luzerner Kantonalbank AG	19,960	8,102,032
*	MCH Group AG	3,800	53,548
*	Meier Tobler Group AG	22,913	288,020
	Metall Zug AG	1,082	2,045,441
# *	Meyer Burger Technology AG	814,920	207,025
*	Mikron Holding AG	8,692	43,230

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Mobilezone Holding AG	279,877	$2,478,445
	Mobimo Holding AG	55,872	15,401,238
# *	Newron Pharmaceuticals SpA	27,456	177,097
	OC Oerlikon Corp. AG	1,609,083	12,084,276
# *	Orascom Development Holding AG	96,488	834,162
#	Orell Fuessli Holding AG	5,028	481,640
	Orior AG	37,151	3,086,001
	Phoenix Mecano AG	4,407	1,685,715
	Plazza AG, Class A	7,247	2,096,325
	PSP Swiss Property AG	331,480	38,507,157
	Rieter Holding AG	21,561	2,103,038
	Romande Energie Holding SA	2,625	2,850,966
#	Schaffner Holding AG	3,363	557,919
# *	Schmolz + Bickenbach AG	3,310,891	621,316
	Schweiter Technologies AG	6,895	6,840,727
	SFS Group AG	126,103	9,978,708
	Siegfried Holding AG	30,001	13,674,869
	SIG Combibloc Group AG	160,186	2,594,492
	St Galler Kantonalbank AG	16,726	7,222,230
	Sulzer AG	136,230	9,635,471
	Sunrise Communications Group AG	271,523	21,749,410
	Swiss Prime Site AG	10,169	968,155
	Swissquote Group Holding SA	77,115	5,007,931
	Thurgauer Kantonalbank	3,152	337,798
# *	Tornos Holding AG	26,632	118,319
	TX Group AG	16,740	1,113,716
	u-blox Holding AG	53,367	3,738,050
	Valiant Holding AG	105,977	10,236,767
*	Valora Holding AG	27,553	4,949,296
	VAT Group AG	205,035	33,839,258
	Vaudoise Assurances Holding SA	6,628	3,229,326
	Vetropack Holding AG	1,292	3,804,009
*	Von Roll Holding AG	378,198	214,188
	Vontobel Holding AG	226,317	11,752,763
	VP Bank AG	23,617	3,122,792
	VZ Holding AG	90,005	6,283,230
#	Walliser Kantonalbank	18,991	2,111,963
	Warteck Invest AG	27	57,515
#	Ypsomed Holding AG	7,378	967,702
	Zehnder Group AG	81,744	3,203,270
	Zug Estates Holding AG, Class B	1,178	2,349,614
	Zuger Kantonalbank AG	697	4,545,763

TOTAL SWITZERLAND			653,086,478

UNITED KINGDOM — (0.5%)
*	Concentric AB	357,171	4,026,556
*	Dialog Semiconductor P.L.C.	601,965	18,904,625

TOTAL UNITED KINGDOM			22,931,181

TOTAL COMMON STOCKS			4,438,910,904

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
	Biotest AG	100,615	2,307,372
	Draegerwerk AG & Co. KGaA	58,910	4,929,917
	Fuchs Petrolub SE	265,955	10,312,552
	Jungheinrich AG	366,703	6,622,068
	Sixt SE	116,451	5,408,909

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	GERMANY — (Continued)
	STO SE & Co. KGaA	13,545	$1,364,029
	Villeroy & Boch AG	50,436	617,993

	TOTAL GERMANY		31,562,840

	RIGHTS/WARRANTS — (0.0%)

	AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	254,689	0

	FRANCE — (0.0%)
*	Metabolic Explorer SA Warrants 03/19/21	156,395	4,799

	ISRAEL — (0.0%)
*	Arko Holdings, Ltd. Rights 05/10/20	1,267	12,464

	NORWAY — (0.0%)
*	XXL ASA Rights 05/28/20	200,138	103,927

	TOTAL RIGHTS/WARRANTS		121,190

	TOTAL INVESTMENT SECURITIES (Cost $ 4,808,610,615)		4,470,594,934

			Value†
	SECURITIES LENDING COLLATERAL — (9.1%)
@ §	The DFA Short Term Investment Fund	38,464,244	445,069,770

	TOTAL INVESTMENTS — (100.0%) (Cost $ 5,253,612,807)		$4,915,664,704

P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$158,666,494	—	$158,666,494
Belgium	$1,814,330	173,254,136	—	175,068,466
Denmark	—	237,115,951	—	237,115,951
Finland	—	289,428,955	—	289,428,955
France	—	445,909,103	—	445,909,103
Germany	16,917,414	683,930,997	—	700,848,411
Ireland	—	25,736,870	—	25,736,870
Israel	617,686	161,309,412	—	161,927,098
Italy	—	438,597,219	—	438,597,219
Netherlands	—	365,336,540	—	365,336,540
Norway	196,521	97,974,901	—	98,171,422
Portugal	—	40,514,478	—	40,514,478
Spain	—	279,172,272	—	279,172,272

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$346,399,966	—	$346,399,966
Switzerland	—	653,086,478	—	653,086,478
United Kingdom	—	22,931,181	—	22,931,181
Preferred Stocks
Germany	—	31,562,840	—	31,562,840
Rights/Warrants
France	—	4,799	—	4,799
Israel	—	12,464	—	12,464
Norway	—	103,927	—	103,927
Securities Lending Collateral	—	445,069,770	—	445,069,770

TOTAL	$19,545,951	$4,896,118,753	—	$4,915,664,704

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (87.2%)
COMMUNICATION SERVICES — (1.5%)
# *	Aimia, Inc.	857,155	$1,551,802
#	Cineplex, Inc.	388,838	4,648,345
	Cogeco Communications, Inc.	23,222	1,716,855
	Cogeco, Inc.	33,780	2,082,447
	Corus Entertainment, Inc., Class B	1,096,950	2,498,173
*	Glacier Media, Inc.	171,625	41,921
	Mediagrif Interactive Technologies, Inc.	30,070	136,962
*	TeraGo, Inc.	2,400	10,086
# *	WildBrain, Ltd.	937,178	592,490
# *	Yellow Pages, Ltd.	105,820	717,656

TOTAL COMMUNICATION SERVICES			13,996,737

CONSUMER DISCRETIONARY — (4.6%)
*	Aritzia, Inc.	412,902	4,915,253
	AutoCanada, Inc.	161,359	759,296
	BMTC Group, Inc.	20,581	99,212
	BRP, Inc.	198,471	5,940,085
# *	Canada Goose Holdings, Inc.	24,013	572,710
#	Dorel Industries, Inc., Class B	202,897	406,683
	Gamehost, Inc.	83,699	288,026
# *	Great Canadian Gaming Corp.	428,062	8,337,053
*	Indigo Books & Music, Inc.	12,232	18,630
*	Intertain Group, Ltd. (The)	70,628	607,915
	Leon’s Furniture, Ltd.	171,679	1,634,216
	Linamar Corp.	237,959	5,716,692
	Martinrea International, Inc.	570,360	3,446,049
#	MTY Food Group, Inc.	107,704	1,860,910
#	Park Lawn Corp.	114,276	1,791,374
#	Pizza Pizza Royalty Corp.	156,674	981,499
*	Points International, Ltd.	50,316	495,587
*	Points International, Ltd.	9,425	91,988
	Pollard Banknote, Ltd.	25,700	278,796
#	Recipe Unlimited Corp.	88,477	842,214
	Reitmans Canada, Ltd., Class A	230,155	53,738
#	Sleep Country Canada Holdings, Inc.	186,387	1,763,509
# *	Spin Master Corp.	87,352	1,263,888
#	Uni-Select, Inc.	325,782	997,041
	Zenith Capital Corp.	111,820	6,507

TOTAL CONSUMER DISCRETIONARY			43,168,871

CONSUMER STAPLES — (4.9%)
# *	Alcanna, Inc.	215,711	387,426
	Andrew Peller, Ltd., Class A	166,600	1,131,054
	Clearwater Seafoods, Inc.	104,195	381,014
	Corby Spirit and Wine, Ltd.	87,267	1,021,286
#	High Liner Foods, Inc.	109,080	499,968
#	Jamieson Wellness, Inc.	275,646	6,231,962
	KP Tissue, Inc.	43,800	312,779
	Lassonde Industries, Inc., Class A	17,800	1,800,141
	Maple Leaf Foods, Inc.	302,505	5,591,762
*	Mav Beauty Brands, Inc.	7,000	13,075
#	North West Co., Inc. (The)	314,188	5,936,380

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Premium Brands Holdings Corp.	169,351	$10,212,524
	Primo Water Corp. 74167P108	96,682	991,957
	Primo Water Corp. BLKVVX9	860,792	8,812,304
#	Rogers Sugar, Inc.	699,954	2,353,378
# *	SunOpta, Inc.	291,540	821,033
*	Village Farms International, Inc.	21,817	73,040
*	Village Farms International, Inc.	20,293	68,793

TOTAL CONSUMER STAPLES			46,639,876

ENERGY — (11.0%)
# *	Advantage Oil & Gas, Ltd.	1,116,346	1,812,523
# *	Africa Oil Corp.	1,333,299	1,034,493
#	ARC Resources, Ltd.	2,215,726	9,343,950
# *	Athabasca Oil Corp.	3,380,410	352,139
# *	Baytex Energy Corp.	3,145,775	1,005,690
#	Birchcliff Energy, Ltd.	1,494,626	1,642,859
#	Bonavista Energy Corp.	1,749,900	226,288
#	Bonterra Energy Corp.	179,118	158,278
# *	Calfrac Well Services, Ltd.	797,615	126,064
	Cameco Corp.	12,658	126,074
#	Canacol Energy, Ltd.	955,472	2,423,086
#	Cardinal Energy, Ltd.	599,998	245,698
#	CES Energy Solutions Corp.	1,476,974	1,241,467
	Computer Modelling Group, Ltd.	464,145	1,560,544
#	Crescent Point Energy Corp.	2,348,538	3,273,224
# *	Crew Energy, Inc.	1,133,876	219,941
# *	Denison Mines Corp.	3,334,115	1,437,170
#	Enerflex, Ltd.	505,097	1,905,068
# *	Energy Fuels, Inc.	347,960	617,451
#	Enerplus Corp.	1,185,558	3,193,967
#	Ensign Energy Services, Inc.	865,060	385,314
*	Epsilon Energy, Ltd.	23,966	70,222
# *	Essential Energy Services Trust	1,034,741	104,072
# *	Fission Uranium Corp.	1,962,000	444,003
#	Freehold Royalties, Ltd.	536,024	1,436,380
#	Frontera Energy Corp.	244,929	786,546
*	GASFRAC Energy Services, Inc.	779,376	677
*	Gear Energy, Ltd.	901,000	165,060
	Gibson Energy, Inc.	940,791	13,402,698
# *	Gran Tierra Energy, Inc.	2,476,911	827,446
#	High Arctic Energy Services, Inc.	136,900	59,994
# *	Kelt Exploration, Ltd.	1,021,865	1,174,600
#	Keyera Corp.	9,000	133,518
*	Manitok Energy, Inc.	2,187	0
# *	MEG Energy Corp.	2,543,536	5,682,961
	North American Construction Group, Ltd.	118,644	601,765
	North American Construction Group, Ltd.	9,342	47,084
# *	NuVista Energy, Ltd.	1,212,978	714,567
# *	Obsidian Energy, Ltd.	520,649	108,472
# *	Painted Pony Energy, Ltd.	782,649	354,229
# *	Paramount Resources, Ltd., Class A	398,013	543,285
*	Parex Resources, Inc.	783,991	8,594,923
	Pason Systems, Inc.	409,612	2,227,640
#	Peyto Exploration & Development Corp.	1,201,722	2,425,977
*	PHX Energy Services Corp.	285,274	139,363
	Pinnacle Renewable Energy, Inc.	40,506	203,410
#	PrairieSky Royalty, Ltd.	939,049	6,867,717
# *	Precision Drilling Corp.	1,607,629	866,211
*	Pulse Seismic, Inc.	308,039	181,466

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
# *	Questerre Energy Corp., Class A	797,460	$80,207
#	Secure Energy Services, Inc.	882,643	792,632
# *	Seven Generations Energy, Ltd., Class A	1,135,906	2,350,235
#	ShawCor, Ltd.	447,379	655,665
*	Storm Resources, Ltd.	5,600	5,230
#	Surge Energy, Inc.	1,697,764	341,516
# *	Tamarack Valley Energy, Ltd.	1,599,540	919,309
	TerraVest Industries, Inc.	3,700	40,802
*	Tervita Corp.	70,398	161,334
#	Tidewater Midstream and Infrastructure, Ltd.	1,197,800	490,496
#	TORC Oil & Gas, Ltd.	924,765	744,090
	Total Energy Services, Inc.	287,079	344,425
*	Touchstone Exploration, Inc.	51,500	19,979
	Tourmaline Oil Corp.	924,973	9,170,320
	TransGlobe Energy Corp.	498,445	297,216
# *	Trican Well Service, Ltd.	1,905,099	793,820
#	Vermilion Energy, Inc.	524,924	2,583,232
	Vermilion Energy, Inc.	33,463	165,307
#	Whitecap Resources, Inc.	2,403,239	3,159,544
# *	Yangarra Resources, Ltd.	479,471	172,230

TOTAL ENERGY			103,783,163

FINANCIALS — (8.0%)
	AGF Management, Ltd., Class B	571,547	1,765,618
#	Alaris Royalty Corp.	230,931	1,682,273
	Canaccord Genuity Group, Inc.	444,384	1,720,773
#	Canadian Western Bank	451,802	7,150,543
#	Chesswood Group, Ltd.	77,342	327,826
	CI Financial Corp.	321,475	3,415,795
	Clairvest Group, Inc.	1,900	62,448
	Echelon Financial Holdings, Inc.	15,650	64,424
	ECN Capital Corp.	2,488,693	7,062,278
	E-L Financial Corp., Ltd.	7,078	3,500,787
	Element Fleet Management Corp.	1,454,521	10,731,657
#	Equitable Group, Inc.	61,002	2,980,090
#	Fiera Capital Corp.	298,162	1,927,841
	Firm Capital Mortgage Investment Corp.	183,619	1,455,022
	First National Financial Corp.	66,815	1,535,552
#	Genworth MI Canada, Inc.	216,384	5,335,176
#	GMP Capital, Inc.	416,787	389,255
#	goeasy, Ltd.	62,639	2,000,740
	GoldMoney, Inc.	125,000	237,077
	Guardian Capital Group, Ltd., Class A	88,614	1,322,892
# *	Home Capital Group, Inc.	360,527	4,825,330
*	Kingsway Financial Services, Inc.	13,070	22,481
#	Laurentian Bank of Canada	412,090	9,204,266
#	Sprott, Inc.	1,406,577	3,445,832
#	Timbercreek Financial Corp.	503,684	2,847,798
*	Trisura Group, Ltd.	31,411	917,992

TOTAL FINANCIALS			75,931,766

HEALTH CARE — (1.3%)
*	CRH Medical Corp.	451,491	927,666
#	Extendicare, Inc.	538,009	2,380,930
	HLS Therapeutics, Inc.	2,000	26,581
*	Knight Therapeutics, Inc.	820,832	4,475,818
#	Medical Facilities Corp.	264,689	838,592

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	Sienna Senior Living, Inc.	331,515	$3,155,698

TOTAL HEALTH CARE			11,805,285

INDUSTRIALS — (11.3%)
	Aecon Group, Inc.	345,759	3,798,021
#	AG Growth International, Inc.	136,123	2,585,648
	Algoma Central Corp.	47,900	330,357
# *	ATS Automation Tooling Systems, Inc.	454,823	6,747,437
#	Badger Daylighting, Ltd.	161,181	3,502,802
#	Bird Construction, Inc.	279,744	1,041,039
# *	Black Diamond Group, Ltd.	330,892	316,165
# *	Bombardier, Inc., Class A	8,161	4,280
*	Bombardier, Inc., Class B	263,052	92,601
	Calian Group, Ltd.	38,393	1,252,230
	CanWel Building Materials Group, Ltd.	381,395	959,002
#	Cargojet, Inc.	9,284	937,638
	Cervus Equipment Corp.	45,297	203,388
# *	DIRTT Environmental Solutions	273,168	325,772
#	Exchange Income Corp.	66,484	1,420,000
	Exco Technologies, Ltd.	182,734	855,940
	Finning International, Inc.	791,189	10,043,687
*	GDI Integrated Facility Services, Inc.	10,500	218,984
	Hardwoods Distribution, Inc.	13,802	117,301
*	Heroux-Devtek, Inc.	239,845	1,928,134
#	Horizon North Logistics, Inc.	1,094,944	361,848
*	IBI Group, Inc.	113,900	349,404
#	K-Bro Linen, Inc.	69,453	1,346,698
	Magellan Aerospace Corp.	112,778	519,348
	Morneau Shepell, Inc.	401,948	9,716,980
#	Mullen Group, Ltd.	511,485	2,123,915
#	NFI Group, Inc.	317,312	3,629,158
*	Patriot One Technologies, Inc.	104,500	52,552
#	Richelieu Hardware, Ltd.	361,973	6,875,654
	Rocky Mountain Dealerships, Inc.	120,855	382,027
	Russel Metals, Inc.	334,023	3,618,712
#	Savaria Corp.	180,756	1,486,875
#	SNC-Lavalin Group, Inc.	109,100	2,011,995
#	Stantec, Inc.	544,655	16,054,596
#	Stuart Olson, Inc.	42,577	26,306
	TFI International, Inc.	522,189	14,480,761
#	Transcontinental, Inc., Class A	475,841	4,310,755
	Wajax Corp.	106,766	666,544
#	Westshore Terminals Investment Corp.	226,322	2,425,895

TOTAL INDUSTRIALS			107,120,449

INFORMATION TECHNOLOGY — (5.6%)
	Absolute Software Corp.	303,292	2,329,244
# *	BlackBerry, Ltd.	1,068,371	4,559,161
# *	BlackBerry, Ltd.	1,509,373	6,460,116
*	Celestica, Inc.	36,408	226,822
*	Celestica, Inc.	618,753	3,862,900
*	Descartes Systems Group, Inc. (The)	82,553	3,470,079
	Enghouse Systems, Ltd.	268,465	10,058,156
	Evertz Technologies, Ltd.	173,388	1,878,437
*	EXFO, Inc.	60,487	149,919
*	Kinaxis, Inc.	157,530	15,835,050
*	Photon Control, Inc.	431,094	303,511
	Pivot Technology Solutions, Inc.	27,500	28,054

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Quarterhill, Inc.	1,017,776	$1,279,578
# *	Sierra Wireless, Inc.	258,932	2,429,435
	Vecima Networks, Inc.	6,059	43,964

TOTAL INFORMATION TECHNOLOGY			52,914,426

MATERIALS — (29.0%)
# *	5N Plus, Inc.	548,929	670,412
#	Acadian Timber Corp.	72,440	730,671
	AirBoss of America Corp.	102,162	1,038,538
*	Alacer Gold Corp.	2,084,220	10,690,995
	Alamos Gold, Inc., Class A	2,227,027	17,935,247
# *	Alio Gold, Inc.	204,318	139,446
#	Altius Minerals Corp.	203,764	1,258,932
# *	Americas Gold & Silver Corp.	154,312	331,473
*	Amerigo Resources, Ltd.	467,700	90,721
*	Argonaut Gold, Inc.	1,095,797	1,141,496
# *	Asanko Gold, Inc.	949,993	1,071,511
	B2Gold Corp.	1,281,810	6,482,950
	Caledonia Mining Corp. P.L.C.	540	6,832
*	Canfor Corp.	354,633	2,471,310
#	Canfor Pulp Products, Inc.	182,776	911,287
# *	Capstone Mining Corp.	2,889,855	1,121,105
	Cascades, Inc.	531,370	5,317,708
	Centerra Gold, Inc.	1,540,453	12,317,428
*	China Gold International Resources Corp., Ltd.	1,668,100	814,906
# *	Copper Mountain Mining Corp.	972,155	324,762
	Dundee Precious Metals, Inc.	1,302,522	6,073,040
*	Eldorado Gold Corp.	700,703	6,680,072
# *	Endeavour Mining Corp.	442,456	7,965,759
# *	Endeavour Silver Corp.	631,108	1,024,681
*	Equinox Gold Corp.	39,464	329,727
*	ERO Copper Corp.	52,742	603,220
*	Excellon Resources, Inc.	14,400	5,483
# *	First Majestic Silver Corp.	713,181	5,758,941
# *	First Mining Gold Corp.	749,400	121,136
# *	Fortuna Silver Mines, Inc.	913,292	2,742,599
*	Fortuna Silver Mines, Inc.	113,200	339,600
*	GoGold Resources, Inc.	40,000	19,828
*	Gold Standard Ventures Corp.	10,700	6,918
# *	Golden Star Resources, Ltd.	455,613	1,073,609
# *	Guyana Goldfields, Inc.	979,918	436,473
#	Hudbay Minerals, Inc.	1,385,014	3,383,058
*	IAMGOLD Corp.	2,447,564	8,563,265
# *	Imperial Metals Corp.	346,592	438,236
*	Interfor Corp.	380,379	2,243,552
# *	International Tower Hill Mines, Ltd.	13,001	5,884
#	Intertape Polymer Group, Inc.	303,588	2,979,282
*	IPL Plastics, Inc.	15,848	51,235
*	Ivanhoe Mines, Ltd., Class A	3,084,210	6,469,983
	Labrador Iron Ore Royalty Corp.	311,656	4,419,763
*	Largo Resources, Ltd.	573,711	449,258
#	Lucara Diamond Corp.	2,030,773	758,649
# *	Lundin Gold, Inc.	147,709	1,100,429
*	Major Drilling Group International, Inc.	545,578	1,391,431
# *	Mandalay Resources Corp.	464	483
# *	Marathon Gold Corp.	147,500	175,904
	Methanex Corp.	140,382	2,231,872
	Methanex Corp.	30,272	480,719
	Minco Base Metals Corp.	2,780	0

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
# *	Mountain Province Diamonds, Inc.	102,431	$32,379
# *	New Gold, Inc.	4,088,674	3,348,603
	Norbord, Inc.	212,483	3,446,868
# *	Northern Dynasty Minerals, Ltd.	76,877	44,184
	OceanaGold Corp.	3,735,214	5,688,892
*	Orbite Technologies, Inc.	73,500	7
*	Orla Mining, Ltd.	9,900	22,333
	Osisko Gold Royalties, Ltd.	894,514	8,167,879
*	Osisko Mining, Inc.	486,477	1,223,226
#	Pan American Silver Corp.	1,105,470	23,507,963
*	PolyMet Mining Corp.	642,081	170,674
# *	Premier Gold Mines, Ltd.	1,025,549	1,274,615
# *	Pretium Resources, Inc.	293,903	2,242,480
*	Pretium Resources, Inc.	457,478	3,493,654
# *	Roxgold, Inc.	1,208,860	1,085,581
*	Sabina Gold & Silver Corp.	1,519,119	2,139,066
# *	Sandstorm Gold, Ltd.	1,125,794	8,743,010
# *	Seabridge Gold, Inc.	66,295	928,259
# *	SEMAFO, Inc.	1,962,659	4,935,024
*	SSR Mining, Inc.	785,205	13,758,504
#	Stelco Holdings, Inc.	30,745	145,337
#	Stella-Jones, Inc.	244,702	6,100,190
*	Stornoway Diamond Corp.	208,109	354
#	Supremex, Inc.	91	120
# *	Taseko Mines, Ltd.	1,417,826	499,109
*	Teranga Gold Corp.	646,498	4,477,344
# *	TMAC Resources, Inc.	93,713	99,641
*	Torex Gold Resources, Inc.	477,516	6,795,928
# *	Trevali Mining Corp.	3,825,789	288,594
# *	Turquoise Hill Resources, Ltd.	2,008,431	981,165
*	Wesdome Gold Mines Ltd.	923,729	7,074,213
	West Fraser Timber Co., Ltd.	241,862	6,731,372
#	Western Forest Products, Inc.	2,516,834	1,681,566
	Winpak, Ltd.	190,506	6,343,585
	Yamana Gold, Inc.	3,304,447	15,573,241

TOTAL MATERIALS			274,236,779

REAL ESTATE — (3.6%)
	Altus Group, Ltd.	261,893	7,907,872
	Bridgemarq Real Estate Services	53,069	389,263
	Colliers International Group, Inc.	165,544	9,085,029
	DREAM Unlimited Corp., Class A	492,374	3,102,209
	FirstService Corp.	3,912	338,237
	Information Services Corp.	17,674	180,936
#	Invesque, Inc.	203,166	572,928
*	Mainstreet Equity Corp.	31,349	1,306,030
	Melcor Developments, Ltd.	55,340	277,903
	Morguard Corp.	21,882	2,310,898
*	Real Matters, Inc.	201,845	2,314,341
#	Tricon Capital Group, Inc.	1,104,900	6,421,668

TOTAL REAL ESTATE			34,207,314

UTILITIES — (6.4%)
	Boralex, Inc., Class A	549,954	10,647,840
	Capital Power Corp.	771,649	14,934,605
	Innergex Renewable Energy, Inc.	800,557	10,743,492
#	Just Energy Group, Inc.	403,242	185,405
*	Maxim Power Corp.	92,234	139,151

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (Continued)
	Polaris Infrastructure, Inc.	115,463	$1,032,734
#	Superior Plus Corp.	786,210	5,580,484
	TransAlta Corp. 2901628	1,784,708	10,500,922
	TransAlta Corp. 89346D107	16,789	98,384
#	TransAlta Renewables, Inc.	652,739	7,052,836

TOTAL UTILITIES			60,915,853

TOTAL COMMON STOCKS			824,720,519

RIGHTS/WARRANTS — (0.1%)
ENERGY — (0.0%)
# *	Tervita Corp. Warrants 07/19/20	9,964	54
MATERIALS — (0.1%)
*	Pan American Silver Corp. Rights 02/22/29	1,922,253	900,679

TOTAL RIGHTS/WARRANTS			900,733

TOTAL INVESTMENT SECURITIES (Cost $1,142,670,703)			825,621,252

			Value†
SECURITIES LENDING COLLATERAL — (12.7%)
@ §	The DFA Short Term Investment Fund	10,363,134	119,911,823

TOTAL INVESTMENTS — (100.0%) (Cost $1,262,557,300)			$945,533,075

P.L.C. Public Limited Company

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$13,996,737	—	—	$13,996,737
Consumer Discretionary	41,557,408	$1,611,463	—	43,168,871
Consumer Staples	46,639,876	—	—	46,639,876
Energy	103,782,486	677	—	103,783,163
Financials	75,931,766	—	—	75,931,766
Health Care	11,805,285	—	—	11,805,285
Industrials	107,120,449	—	—	107,120,449
Information Technology	52,914,426	—	—	52,914,426
Materials	274,236,418	361	—	274,236,779
Real Estate	34,207,314	—	—	34,207,314
Utilities	60,915,853	—	—	60,915,853

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Energy	—	$54	—	$54
Materials	—	900,679	—	900,679
Securities Lending Collateral	—	119,911,823	—	119,911,823

TOTAL	$823,108,018	$122,425,057	—	$945,533,075

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.9%)
BRAZIL — (4.2%)
#	Ambev SA, ADR	4,308,999	$9,264,348
	Atacadao SA	247,864	911,617
*	B2W Cia Digital	164,095	2,210,405
	B3 SA - Brasil Bolsa Balcao	1,206,957	8,527,426
	Banco Bradesco SA, ADR	1,160,714	4,085,714
	Banco Bradesco SA	1,005,393	3,246,603
	Banco BTG Pactual SA	210,458	1,637,098
	Banco do Brasil SA	683,865	3,584,132
	Banco Santander Brasil SA	413,562	2,053,398
	BB Seguridade Participacoes SA	636,043	3,105,416
#	Braskem SA, Sponsored ADR	144,940	1,137,779
*	BRF SA	588,923	2,099,931
	CCR SA	2,445,817	5,554,688
	Centrais Eletricas Brasileiras SA	107,077	477,504
	Centrais Eletricas Brasileiras SA, ADR	7,825	37,404
	Cia Brasileira de Distribuicao	429,889	5,234,971
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,122,849
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	313,792
	Cia Energetica de Minas Gerais	150,700	267,984
	Cia Paranaense de Energia, Sponsored ADR	8,700	89,175
	Cia Paranaense de Energia	19,900	194,685
#	Cia Siderurgica Nacional SA, Sponsored ADR	525,351	840,562
	Cia Siderurgica Nacional SA	1,479,065	2,437,048
	Cielo SA	721,236	538,484
	Cogna Educacao	1,463,872	1,491,357
	Cosan SA	291,326	3,232,610
	CPFL Energia SA	121,800	650,448
	Energisa SA	228,135	1,833,336
	Engie Brasil Energia SA	207,476	1,492,573
	Equatorial Energia SA	1,665,000	5,612,360
#	Gerdau SA, Sponsored ADR	278,683	599,168
	Gerdau SA	113,216	223,813
	Hapvida Participacoes e Investimentos SA	90,409	871,853
	Hypera SA	412,463	2,205,709
	IRB Brasil Resseguros SA	712,314	1,338,724
	Itau Unibanco Holding SA	414,109	1,675,352
	JBS SA	1,943,203	8,519,090
	Klabin SA	1,710,990	5,603,768
	Localiza Rent a Car SA	718,414	4,516,923
	Lojas Americanas SA	148,413	554,853
	Lojas Renner SA	1,008,565	7,120,177
	Magazine Luiza SA	972,180	8,885,295
	Natura & Co. Holding SA	678,400	4,431,264
	Notre Dame Intermedica Participacoes S.A.	577,192	5,817,667
	Petrobras Distribuidora SA	990,655	3,557,898
#	Petroleo Brasileiro SA 71654V101, Sponsored ADR	1,299,604	8,668,359
	Petroleo Brasileiro SA 71654V408, Sponsored ADR	556,265	3,843,791
	Petroleo Brasileiro SA BRPETRACNOR9	3,033,556	10,403,983
	Porto Seguro SA	315,955	2,631,457
	Raia Drogasil SA	361,585	6,967,189
*	Rumo SA	1,113,809	4,053,454
	Sul America SA	557,325	4,586,383
*	Suzano SA	725,080	5,254,860
# *	Suzano SA, Sponsored ADR	90,813	654,761
	TIM Participacoes SA	1,203,613	2,824,271

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Ultrapar Participacoes SA	1,019,063	$2,717,301
	Ultrapar Participacoes SA, Sponsored ADR	111,399	297,435
	Vale SA, Sponsored ADR	1,665,739	13,742,343
	Vale SA	3,260,013	26,893,500
	WEG SA	363,333	2,668,589

TOTAL BRAZIL			226,414,927

CHILE — (0.8%)
	AES Gener SA	2,468,815	363,772
	Aguas Andinas SA, Class A	4,770,656	1,599,933
#	Banco de Chile, ADR	128,472	2,306,078
	Banco de Credito e Inversiones SA	44,288	1,644,308
#	Banco Santander Chile, ADR	200,875	3,378,717
	Cencosud SA	2,462,764	2,979,269
	Cia Cervecerias Unidas SA	109,017	783,449
#	Cia Cervecerias Unidas SA, Sponsored ADR	78,166	1,111,521
	Colbun SA	10,841,688	1,590,738
	Embotelladora Andina SA, ADR, Class B	24,029	333,458
*	Empresa Nacional de Telecomunicaciones SA	260,143	1,573,508
	Empresas CMPC SA	1,621,835	3,496,396
	Empresas COPEC SA	294,478	1,840,443
	Enel Americas SA, ADR	1,131,713	9,155,559
	Enel Chile SA, ADR	790,057	3,168,129
	Falabella SA	756,226	2,065,152
	Itau CorpBanca Chile SA	240,267,938	680,025
	Itau CorpBanca Chile SA, ADR	28,430	121,396
#	Latam Airlines Group SA, Sponsored ADR	414,639	1,575,628
	Latam Airlines Group SA	27,618	104,366
	Parque Arauco SA	43,325	72,706
	Plaza SA	74,670	107,502
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	153,936	3,509,741

TOTAL CHILE			43,561,794

CHINA — (29.6%)
*	51job, Inc., ADR	36,065	2,161,736
*	58.com, Inc., ADR	98,295	5,106,425
#	AAC Technologies Holdings, Inc.	1,726,500	8,165,638
	Agile Group Holdings, Ltd.	4,030,000	4,532,816
	Agricultural Bank of China, Ltd., Class H	22,163,000	9,219,405
	Air China, Ltd., Class H	4,598,000	3,278,497
*	Alibaba Group Holding, Ltd., Sponsored ADR	820,397	166,269,873
*	Alibaba Health Information Technology, Ltd.	1,284,000	3,071,337
# *	Alibaba Pictures Group, Ltd.	2,380,000	318,768
# *	Aluminum Corp. of China, Ltd., ADR	62,341	329,784
*	Aluminum Corp. of China, Ltd., Class H	3,820,000	803,982
	Angang Steel Co., Ltd., Class H	3,060,200	824,967
	Anhui Conch Cement Co., Ltd., Class H	1,711,000	13,491,882
#	ANTA Sports Products, Ltd.	912,000	7,766,620
	BAIC Motor Corp., Ltd., Class H	3,744,500	1,638,181
*	Baidu, Inc., Sponsored ADR	251,456	25,379,454
	Bank of China, Ltd., Class H	47,943,181	18,252,100
	Bank of Communications Co., Ltd., Class H	6,643,515	4,210,036
#	BBMG Corp., Class H	1,819,500	460,002
*	BeiGene, Ltd., ADR	2,448	374,128
	Beijing Capital International Airport Co., Ltd., Class H	1,172,000	785,263
	Beijing Enterprises Holdings, Ltd.	719,472	2,548,792
	Beijing Enterprises Water Group, Ltd.	6,636,000	2,575,110
	Bosideng International Holdings, Ltd.	104,000	28,196

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Brilliance China Automotive Holdings, Ltd.	988,000	$914,135
#	BYD Co., Ltd., Class H	1,095,886	6,815,155
	CGN Power Co., Ltd., Class H	5,516,000	1,387,546
	Changchun High & New Technology Industry Group, Inc., Class A	2,300	191,438
	China Cinda Asset Management Co., Ltd., Class H	12,693,000	2,460,119
	China CITIC Bank Corp., Ltd., Class H	13,281,928	6,488,677
#	China Coal Energy Co., Ltd., Class H	3,334,777	892,175
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	654,950
	China Communications Construction Co., Ltd., Class H	4,943,000	3,322,411
	China Communications Services Corp., Ltd., Class H	3,736,000	2,663,067
	China Conch Venture Holdings, Ltd.	2,355,000	11,260,137
	China Construction Bank Corp., Class H	76,613,590	61,494,905
# *	China Eastern Airlines Corp., Ltd., ADR	11,904	234,747
# *	China Eastern Airlines Corp., Ltd., Class H	3,272,000	1,329,773
	China Everbright Bank Co., Ltd., Class H	4,683,000	1,987,245
	China Everbright International, Ltd.	2,975,703	1,720,833
#	China Evergrande Group	3,952,000	7,025,616
	China Galaxy Securities Co., Ltd., Class H	5,089,500	2,584,456
	China Gas Holdings, Ltd.	3,123,200	11,364,502
	China Hongqiao Group, Ltd.	2,630,000	1,296,464
	China Huarong Asset Management Co., Ltd., Class H	15,246,000	1,699,241
#	China International Capital Corp., Ltd., Class H	2,534,800	3,892,709
	China International Marine Containers Group Co., Ltd., Class H	354,720	314,058
	China International Travel Service Corp, Ltd., Class A	65,400	838,342
	China Jinmao Holdings Group, Ltd.	6,422,000	4,521,482
#	China Life Insurance Co., Ltd., ADR	455,615	4,797,626
	China Life Insurance Co., Ltd., Class H	1,387,000	2,958,053
	China Longyuan Power Group Corp., Ltd., Class H	2,872,000	1,435,510
	China Mengniu Dairy Co., Ltd.	3,566,000	12,627,591
	China Merchants Bank Co., Ltd., Class H	3,814,554	18,051,647
	China Merchants Port Holdings Co., Ltd.	1,862,638	2,397,333
	China Merchants Securities Co., Ltd., Class H	412,200	452,346
	China Minsheng Banking Corp., Ltd., Class H	9,083,100	6,766,003
	China Mobile, Ltd.	1,195,500	9,610,693
#	China Mobile, Ltd., Sponsored ADR	985,751	39,400,467
#	China Molybdenum Co., Ltd., Class H	4,239,966	1,279,202
	China National Building Material Co., Ltd., Class H	10,930,000	13,653,162
	China National Nuclear Power Co., Ltd., Class A	633,485	387,232
	China Oilfield Services, Ltd., Class H	4,074,000	3,173,298
	China Overseas Land & Investment, Ltd.	8,252,500	30,484,287
#	China Pacific Insurance Group Co., Ltd., Class H	4,381,600	14,496,215
	China Petroleum & Chemical Corp., ADR	85,194	4,232,423
	China Petroleum & Chemical Corp., Class H	18,710,800	9,325,699
	China Railway Construction Corp., Ltd., Class H	3,049,000	3,347,823
	China Railway Group, Ltd., Class H	5,812,000	3,475,154
*	China Railway Signal & Communication Corp., Ltd., Class H	1,963,000	970,188
	China Reinsurance Group Corp., Class H	7,224,000	846,480
	China Resources Beer Holdings Co., Ltd.	1,481,611	6,978,107
	China Resources Cement Holdings, Ltd.	6,138,000	8,352,000
	China Resources Gas Group, Ltd.	2,102,000	11,813,938
	China Resources Land, Ltd.	5,224,666	21,589,382
	China Resources Pharmaceutical Group, Ltd.	1,594,500	1,001,391
	China Resources Power Holdings Co., Ltd.	2,194,517	2,599,284
	China Shenhua Energy Co., Ltd., Class H	3,605,000	6,386,574
	China Southern Airlines Co., Ltd., Sponsored ADR	11,404	287,039
#	China Southern Airlines Co., Ltd., Class H	4,054,000	2,027,125
	China State Construction International Holdings, Ltd.	836,250	648,350
#	China Taiping Insurance Holdings Co., Ltd.	3,127,306	5,272,630
	China Telecom Corp., Ltd., ADR	55,096	1,851,226

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Telecom Corp., Ltd., Class H	3,440,000	$1,188,177
	China Unicom Hong Kong, Ltd.	6,624,000	4,283,955
	China Unicom Hong Kong, Ltd., ADR	549,731	3,523,776
	China United Network Communications, Ltd., Class A	654,168	479,779
	China Vanke Co., Ltd., Class H	1,641,100	5,515,292
	China Yangtze Power Co., Ltd., Class A	236,694	583,038
	Chongqing Rural Commercial Bank Co., Ltd., Class H	5,378,000	2,346,175
	CIFI Holdings Group Co., Ltd.	4,673,191	3,570,025
	CITIC Securities Co., Ltd., Class H	2,399,500	4,596,218
	CITIC, Ltd.	11,427,000	11,868,115
	CNOOC, Ltd.	7,462,000	8,250,148
	CNOOC, Ltd., Sponsored ADR	116,097	13,045,820
	Contemporary Amperex Technology Co., Ltd., Class A	21,800	432,649
# *	COSCO SHIPPING Holdings Co., Ltd., Class H	4,016,500	1,160,439
	Country Garden Holdings Co., Ltd.	13,960,087	18,083,552
#	Country Garden Services Holdings Co., Ltd.	1,687,492	7,796,502
	CRRC Corp., Ltd., Class H	4,225,000	2,236,539
	CSC Financial Co., Ltd., Class H	854,000	782,773
	CSPC Pharmaceutical Group, Ltd.	4,620,000	9,146,287
	Dali Foods Group Co., Ltd.	4,627,500	2,858,793
#	Datang International Power Generation Co., Ltd., Class H	3,446,000	498,521
	Dongfeng Motor Group Co., Ltd., Class H	4,288,000	2,844,065
	ENN Energy Holdings, Ltd.	848,700	9,566,938
#	Everbright Securities Co., Ltd., Class H	466,600	288,007
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	21,100	364,274
	Fosun International, Ltd.	4,065,722	5,104,378
#	Fuyao Glass Industry Group Co., Ltd., Class H	1,160,400	2,531,649
# *	GDS Holdings, Ltd., ADR	33,715	1,932,544
#	Geely Automobile Holdings, Ltd.	9,846,000	15,315,665
	GF Securities Co., Ltd., Class H	1,637,200	1,776,559
	Great Wall Motor Co., Ltd., Class H	4,947,500	3,307,682
	Gree Electric Appliances, Inc., Class A	74,733	571,751
	Guangdong Investment, Ltd.	2,084,000	4,331,524
#	Guangshen Railway Co., Ltd., Sponsored ADR	13,237	131,046
#	Guangzhou Automobile Group Co., Ltd., Class H	2,917,162	2,617,589
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	356,000	931,466
	Guangzhou R&F Properties Co., Ltd., Class H	3,670,800	4,661,498
	Guotai Junan Securities Co., Ltd., Class H	570,200	811,590
	Haier Electronics Group Co., Ltd.	2,965,000	8,165,879
	Haier Smart Home Co., Ltd., Class A	84,900	183,249
	Haitian International Holdings, Ltd.	22,000	38,926
	Haitong Securities Co., Ltd., Class H	3,485,200	3,155,222
	Henan Shuanghui Investment & Development Co., Ltd., Class A	41,100	233,693
	Hengan International Group Co., Ltd.	1,801,500	16,020,639
#	Huadian Power International Corp., Ltd., Class H	1,738,000	604,615
	Huaneng Power International, Inc., Sponsored ADR	33,132	494,661
	Huaneng Power International, Inc., Class H	2,986,000	1,122,568
#	Huatai Securities Co., Ltd., Class H	1,677,200	2,781,434
	Huazhu Group, Ltd., ADR	182,824	6,583,492
	Huishang Bank Corp., Ltd., Class H	646,800	231,474
	Industrial & Commercial Bank of China, Ltd., Class H	51,034,185	34,218,887
*	JD.com, Inc., ADR	285,375	12,299,663
	Jiangsu Expressway Co., Ltd., Class H	1,388,000	1,656,807
	Jiangsu Hengrui Medicine Co., Ltd., Class A	91,180	1,185,842
	Jiangxi Copper Co., Ltd., Class H	1,516,000	1,474,858
*	JOYY, Inc., ADR	63,433	3,866,876
	Kingdee International Software Group Co., Ltd.	267,000	381,857
	Kunlun Energy Co., Ltd.	9,690,000	6,312,989
	Kweichow Moutai Co., Ltd., Class A	100	17,814

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	KWG Group Holdings, Ltd.	670,500	$991,867
	Legend Holdings Corp., Class H	428,300	501,211
	Lenovo Group, Ltd.	19,511,278	10,539,933
	Li Ning Co., Ltd.	2,676,500	8,450,978
	Livzon Pharmaceutical Group, Inc., Class H	49,600	221,042
	Logan Property Holdings Co., Ltd.	3,728,000	5,876,762
	Longfor Group Holdings, Ltd.	2,962,500	15,061,441
#	Metallurgical Corp. of China, Ltd., Class H	3,852,000	668,540
	Momo, Inc., Sponsored ADR	345,497	8,319,568
	NetEase, Inc., ADR	66,818	23,049,537
	New China Life Insurance Co., Ltd., Class H	1,003,200	3,475,797
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	93,806	11,975,274
	Nine Dragons Paper Holdings, Ltd.	3,293,000	3,150,487
	Orient Securities Co., Ltd., Class H	1,280,000	657,600
	People’s Insurance Co. Group of China, Ltd. (The), Class H	7,749,000	2,536,099
#	PetroChina Co., Ltd., ADR	118,623	4,250,262
	PetroChina Co., Ltd., Class H	10,762,000	3,865,619
	PICC Property & Casualty Co., Ltd., Class H	8,297,198	7,939,967
# *	Pinduoduo, Inc., ADR	66,289	3,144,750
	Ping An Bank Co., Ltd., Class A	562,800	1,098,084
# *	Ping An Healthcare and Technology Co., Ltd.	306,900	4,227,851
	Ping An Insurance Group Co. of China, Ltd., Class H	5,575,000	56,732,640
	Postal Savings Bank of China Co., Ltd., Class H	6,028,000	3,602,046
	Qingdao Port International Co., Ltd., Class H	164,000	88,250
	Red Star Macalline Group Corp., Ltd., Class H	464,209	294,824
	SAIC Motor Corp, Ltd., Class A	31,000	82,073
#	Seazen Group, Ltd.	5,844,000	5,678,900
# *	Semiconductor Manufacturing International Corp.	4,132,600	7,756,647
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	3,608,000	5,481,072
	Shanghai Electric Group Co., Ltd., Class H	3,882,000	1,193,123
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	746,500	2,820,267
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,351,800	2,379,444
	Shenwan Hongyuan Group Co., Ltd.	766,400	185,056
	Shenzhen International Holdings, Ltd.	210,009	405,886
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	20,000	716,559
	Shenzhou International Group Holdings, Ltd.	1,251,200	14,440,889
	Shimao Property Holdings, Ltd.	3,062,871	12,450,184
	Sino Biopharmaceutical, Ltd.	13,413,000	19,550,777
*	Sinopec Oilfield Service Corp., Class H	1,960,000	142,010
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,955,000	802,286
	Sinopharm Group Co., Ltd., Class H	2,415,600	6,513,326
	Sinotruk Hong Kong, Ltd.	1,510,500	3,062,601
	Sun Art Retail Group, Ltd.	4,995,500	8,316,904
#	Sunac China Holdings, Ltd.	4,813,000	21,529,758
	Sunny Optical Technology Group Co., Ltd.	581,700	8,100,473
	Tencent Holdings, Ltd.	4,136,100	217,432,430
	Tingyi Cayman Islands Holding Corp.	5,156,000	9,152,414
	TravelSky Technology, Ltd., Class H	1,714,000	3,026,800
*	Trip.com Group Ltd., ADR	526,849	13,571,630
	Tsingtao Brewery Co., Ltd., Class H	752,000	4,568,345
	Uni-President China Holdings, Ltd.	76,000	76,299
	United Energy Group, Ltd.	6,242,000	1,136,792
*	Vipshop Holdings, Ltd., ADR	978,073	15,580,703
	Want Want China Holdings, Ltd.	12,213,000	8,704,711
# *	Weibo Corp., Sponsored ADR	134,278	5,039,453
	Weichai Power Co., Ltd., Class H	3,524,800	6,193,104
	Wuliangye Yibin Co., Ltd., Class A	70,657	1,344,257
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,032,359	1,012,227
#	Xinyi Solar Holdings, Ltd.	6,670,000	4,233,123

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yanzhou Coal Mining Co., Ltd., Class H	4,920,000	$3,738,018
	Yihai International Holding, Ltd.	861,000	6,861,210
	Yum China Holdings, Inc.	404,145	19,584,867
	Zhejiang Expressway Co., Ltd., Class H	904,000	683,692
	Zhongsheng Group Holdings, Ltd.	1,513,000	6,072,746
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	476,700	1,458,290
	Zijin Mining Group Co., Ltd., Class H	8,813,000	3,598,073
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2,238,600	1,812,339
# *	ZTE Corp., Class H	743,485	2,095,631
#	ZTO Express Cayman, Inc., ADR	364,661	10,852,311

TOTAL CHINA			1,582,447,025

COLOMBIA — (0.2%)
	Banco de Bogota SA	52,622	850,671
	Bancolombia SA, Sponsored ADR	79,834	2,083,667
	Bancolombia SA	206,253	1,319,102
	Cementos Argos SA	237,549	233,709
#	Ecopetrol SA, Sponsored ADR	79,999	835,990
	Ecopetrol SA	3,327,922	1,756,847
	Grupo Argos SA	402,382	937,096
	Grupo Aval Acciones y Valores SA, ADR	81,855	343,791
	Grupo de Inversiones Suramericana SA	298,226	1,621,072
*	Grupo Energia Bogota SA ESP	766,661	433,776
	Grupo Nutresa SA	173,509	966,812
	Interconexion Electrica SA ESP	451,404	2,075,159

TOTAL COLOMBIA			13,457,692

CZECH REPUBLIC — (0.1%)
	CEZ A.S.	178,503	3,318,634
*	Komercni banka A.S.	57,958	1,227,246
	O2 Czech Republic A.S.	71,923	630,004

TOTAL CZECH REPUBLIC			5,175,884

EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	1,485,309	5,695,453
	Commercial International Bank Egypt S.A.E., GDR	770	2,957
	Egyptian Financial Group-Hermes Holding Co., GDR	5,959	8,819
	Egyptian Financial Group-Hermes Holding Co., GDR	9,856	14,579

TOTAL EGYPT			5,721,808

GREECE — (0.3%)
*	Alpha Bank AE	762,661	556,914
*	Eurobank Ergasias Services and Holdings SA, Class A	1,679,991	678,599
*	FF Group	12,618	61,828
	Hellenic Petroleum SA	84,307	559,929
	Hellenic Telecommunications Organization SA	262,977	3,474,317
	JUMBO SA	147,071	2,301,647
	Motor Oil Hellas Corinth Refineries SA	89,758	1,329,934
	Mytilineos SA	88,879	662,764
*	National Bank of Greece SA	392,915	532,822
	OPAP SA	319,281	2,859,899
	Terna Energy SA	78,450	732,641
*	Titan Cement International SA	61,385	849,171

TOTAL GREECE			14,600,465

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
HUNGARY — (0.4%)
	MOL Hungarian Oil & Gas P.L.C.	1,199,674	$7,594,914
	OTP Bank P.L.C.	262,272	7,767,445
	Richter Gedeon Nyrt	184,699	3,946,785

TOTAL HUNGARY			19,309,144

INDIA — (11.4%)
*	3M India, Ltd.	2,464	626,201
*	5Paisa Capital, Ltd.	3,472	7,186
	ABB India, Ltd.	42,536	510,458
*	ABB Powar Products & System India, Ltd.	8,507	91,297
	ACC, Ltd.	91,975	1,419,848
	Adani Enterprises, Ltd.	131,784	243,114
	Adani Gas, Ltd.	274,364	378,189
*	Adani Green Energy, Ltd.	267,657	744,668
	Adani Ports & Special Economic Zone, Ltd.	1,073,000	4,127,641
*	Adani Power, Ltd.	1,288,677	535,933
*	Adani Transmissions, Ltd.	401,310	1,090,632
*	Aditya Birla Capital, Ltd.	902,487	595,824
*	Aditya Birla Fashion and Retail, Ltd.	207,426	317,357
	AIA Engineering, Ltd.	11,478	247,490
	Ambuja Cements, Ltd.	1,023,104	2,321,672
	Apollo Hospitals Enterprise, Ltd.	102,603	1,890,257
	Ashok Leyland, Ltd.	3,332,094	2,287,961
	Asian Paints, Ltd.	350,292	8,188,738
	Astral Polytechnik, Ltd.	9,818	123,261
	Aurobindo Pharma, Ltd.	749,582	6,130,363
*	Avenue Supermarts, Ltd.	79,439	2,466,172
	Axis Bank, Ltd.	1,556,357	9,075,571
	Bajaj Auto, Ltd.	132,305	4,601,799
	Bajaj Finance, Ltd.	216,107	6,607,339
	Bajaj Finserv, Ltd.	46,272	3,106,270
	Bajaj Holdings & Investment, Ltd.	65,332	1,762,869
	Balkrishna Industries, Ltd.	140,951	1,713,803
	Bandhan Bank, Ltd.	68,599	236,622
*	Bank of Baroda	1,773,450	1,151,537
	Bata India, Ltd.	32,925	601,828
	Bayer CropScience, Ltd.	3,229	183,629
	Berger Paints India, Ltd.	372,075	2,495,157
	Bharat Electronics, Ltd.	1,847,465	1,767,757
	Bharat Forge, Ltd.	348,724	1,416,477
	Bharat Petroleum Corp., Ltd.	775,412	3,812,529
*	Bharti Airtel, Ltd.	2,109,825	14,375,148
	Bharti Infratel, Ltd.	704,276	1,628,024
	Biocon, Ltd.	377,141	1,760,734
	Bosch, Ltd.	11,674	1,630,162
	Britannia Industries, Ltd.	63,182	2,639,627
	Cadila Healthcare, Ltd.	546,772	2,346,754
	Castrol India, Ltd.	367,703	633,509
	Cholamandalam Investment and Finance Co., Ltd.	687,891	1,437,993
	Cipla, Ltd.	656,759	5,114,772
	City Union Bank, Ltd.	91,846	173,874
	Coal India, Ltd.	771,890	1,512,423
	Colgate-Palmolive India, Ltd.	124,817	2,417,332
	Container Corp. Of India, Ltd.	383,872	1,903,972
	Coromandel International, Ltd.	5,122	39,856
	Dabur India, Ltd.	575,459	3,728,137
*	Dalmia Bharat, Ltd.	54,277	375,614
	Divi’s Laboratories, Ltd.	107,580	3,317,382
	DLF, Ltd.	665,071	1,274,014

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dr Reddy’s Laboratories, Ltd., ADR	135,944	$6,958,973
	Dr Reddy’s Laboratories, Ltd.	45,517	2,354,485
	Edelweiss Financial Services, Ltd.	640,553	333,929
	Eicher Motors, Ltd.	17,878	3,457,973
	Emami, Ltd.	130,917	338,828
	Endurance Technologies, Ltd.	7,367	65,694
	Exide Industries, Ltd.	59,394	123,938
*	Future Retail, Ltd.	172,186	195,436
	GAIL India, Ltd.	2,491,096	3,124,071
	GAIL India, Ltd., GDR	102,369	727,649
	General Insurance Corp. of India	58,534	107,596
	Gillette India, Ltd.	2,559	181,265
	GlaxoSmithKline Pharmaceuticals, Ltd.	34,920	662,290
	Glenmark Pharmaceuticals, Ltd.	24,206	107,137
	Godrej Consumer Products, Ltd.	383,501	2,751,111
	Godrej Industries, Ltd.	46,360	162,453
*	Godrej Properties, Ltd.	39,365	349,924
	Grasim Industries, Ltd.	503,943	3,365,092
	Havells India, Ltd.	372,220	2,771,721
	HCL Technologies, Ltd.	1,534,242	11,032,772
	HDFC Asset Management Co., Ltd.	23,512	788,693
	HDFC Bank Ltd.	2,767,968	36,282,920
	HDFC Life Insurance Co., Ltd.	340,923	2,249,609
*	Hemisphere Properties India, Ltd.	109,030	90,816
	Hero MotoCorp, Ltd.	131,435	3,725,269
	Hindalco Industries, Ltd.	2,897,154	4,906,452
	Hindustan Petroleum Corp., Ltd.	824,822	2,396,849
	Hindustan Unilever, Ltd.	860,496	25,029,633
	Honeywell Automation India, Ltd.	1,023	383,559
	Housing Development Finance Corp., Ltd.	950,283	24,039,098
	ICICI Bank, Ltd., Sponsored ADR	1,133,676	11,064,673
	ICICI Bank, Ltd.	1,217,943	6,070,841
	ICICI Lombard General Insurance Co., Ltd.	76,631	1,292,087
	ICICI Prudential Life Insurance Co., Ltd.	248,252	1,349,271
	IIFL Finance, Ltd.	120,008	121,632
	IIFL Securities, Ltd.	120,008	54,212
	IIFL Wealth Management, Ltd.	17,144	214,032
	Indian Hotels Co., Ltd. (The)	182,164	192,908
	Indian Oil Corp., Ltd.	1,482,131	1,651,327
	Indraprastha Gas, Ltd.	285,841	1,810,612
	IndusInd Bank, Ltd.	173,449	1,057,869
	Info Edge India, Ltd.	54,033	1,834,853
	Infosys, Ltd., Sponsored ADR	1,345,607	12,419,953
	Infosys, Ltd.	3,098,099	28,940,119
	InterGlobe Aviation, Ltd.	48,289	631,931
	ITC, Ltd.	3,961,294	9,491,092
*	Jindal Steel & Power, Ltd.	422,520	517,758
	JSW Steel, Ltd.	2,645,885	6,295,843
	Jubilant Foodworks, Ltd.	128,080	2,762,269
	Kansai Nerolac Paints, Ltd.	148,155	803,599
	Kotak Mahindra Bank, Ltd.	538,866	9,665,176
	L&T Finance Holdings, Ltd.	805,646	695,887
	Larsen & Toubro Infotech, Ltd.	82,694	1,740,160
	Larsen & Toubro, Ltd.	406,039	4,817,014
	LIC Housing Finance, Ltd.	706,561	2,643,032
	Lupin, Ltd.	508,768	5,600,475
	Mahindra & Mahindra Financial Services, Ltd.	699,743	1,528,241
	Mahindra & Mahindra, Ltd.	1,210,838	5,856,066
	Marico, Ltd.	758,665	2,890,850

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Maruti Suzuki India, Ltd.	119,218	$8,438,526
	Mindtree, Ltd.	3,904	47,211
	Motherson Sumi Systems, Ltd.	2,490,668	2,901,116
	Mphasis, Ltd.	149,384	1,478,255
	MRF, Ltd.	2,787	2,220,344
	Muthoot Finance, Ltd.	360,148	4,150,228
	Nestle India, Ltd.	35,878	8,498,125
	NHPC, Ltd.	2,603,953	717,819
	NMDC, Ltd.	397,000	421,189
	NTPC, Ltd.	1,458,107	1,844,029
	Oberoi Realty, Ltd.	67,329	302,781
	Oil & Natural Gas Corp., Ltd.	1,591,875	1,681,377
	Oil India, Ltd.	152,582	198,694
*	Oracle Financial Services Software, Ltd.	37,250	1,152,958
	Page Industries, Ltd.	8,408	2,031,395
	Petronet LNG, Ltd.	1,959,412	6,294,312
	Pfizer, Ltd.	2,520	164,153
	PI Industries, Ltd.	3,550	74,135
	Pidilite Industries, Ltd.	153,526	3,086,961
	Piramal Enterprises, Ltd.	145,472	1,857,160
	Power Finance Corp., Ltd.	2,049,667	2,590,514
	Power Grid Corp. of India, Ltd.	1,759,012	3,789,927
	Procter & Gamble Hygiene & Health Care, Ltd.	11,092	1,565,997
*	Punjab National Bank	2,198,080	939,636
	Rajesh Exports, Ltd.	104,368	857,050
	Ramco Cements, Ltd. (The)	106,172	778,459
	REC, Ltd.	2,208,192	2,784,818
	Reliance Industries, Ltd.	2,888,961	56,093,472
	SBI Life Insurance Co., Ltd.	132,215	1,269,409
	Shree Cement, Ltd.	10,117	2,620,378
	Shriram Transport Finance Co., Ltd.	471,278	4,889,911
	Siemens, Ltd.	46,139	694,363
	SRF, Ltd.	16,021	785,182
*	State Bank of India	1,248,762	3,120,175
*	State Bank of India, GDR	3,947	99,267
	Sun Pharmaceutical Industries, Ltd.	1,028,262	6,292,237
	Sun TV Network, Ltd.	147,962	752,334
	Sundaram Finance Holdings, Ltd.	27,690	16,818
	Sundaram Finance, Ltd.	31,815	535,192
	Supreme Industries, Ltd.	2,121	30,613
	Tata Chemicals, Ltd.	103,755	387,900
	Tata Communications, Ltd.	109,030	619,095
	Tata Consultancy Services, Ltd.	1,056,733	28,045,010
	Tata Consumer Products, Ltd.	521,576	2,424,344
# *	Tata Motors, Ltd., Sponsored ADR	41,094	243,277
*	Tata Motors, Ltd.	6,345,700	7,724,957
	Tata Steel, Ltd.	937,707	3,632,300
	Tech Mahindra, Ltd.	940,107	6,757,613
	Titan Co., Ltd.	346,544	4,421,458
	Torrent Pharmaceuticals, Ltd.	102,897	3,198,409
	UltraTech Cement, Ltd.	105,617	4,913,274
	United Breweries, Ltd.	118,663	1,480,951
*	United Spirits, Ltd.	386,381	2,746,194
	UPL, Ltd.	1,301,255	7,079,881
	Varun Beverages, Ltd.	13,519	120,085
	Vedanta, Ltd.	3,703,380	4,280,708
*	Vodafone Idea, Ltd.	662,516	36,695
	Voltas, Ltd.	71,701	481,060
	Whirlpool of India, Ltd.	27,842	757,825

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Wipro, Ltd.	1,810,760	$4,602,061
	Zee Entertainment Enterprises, Ltd.	1,232,655	2,587,514

TOTAL INDIA			606,872,924

INDONESIA — (2.0%)
	Ace Hardware Indonesia Tbk PT	11,832,300	1,204,344
	Adaro Energy Tbk PT	56,601,000	3,468,546
	Aneka Tambang Tbk	11,370,300	388,549
	Astra Agro Lestari Tbk PT	933,945	380,218
	Astra International Tbk PT	20,364,910	5,208,658
	Bank Central Asia Tbk PT	8,034,700	13,917,625
	Bank Danamon Indonesia Tbk PT	4,650,879	772,620
	Bank Mandiri Persero Tbk PT	12,156,434	3,613,636
	Bank Negara Indonesia Persero Tbk PT	11,287,822	3,080,395
*	Bank Pan Indonesia Tbk PT	3,864,200	193,690
*	Bank Permata Tbk PT	7,533,700	622,550
	Bank Rakyat Indonesia Persero Tbk PT	59,710,700	10,860,622
	Bank Tabungan Negara Persero Tbk PT	4,000,200	235,578
	Bank Tabungan Pensiunan Nasional Syariah TBK	49,700	7,276
*	Barito Pacific Tbk PT	57,751,500	5,591,941
	Bayan Resources Tbk PT	79,500	77,496
	Bukit Asam Tbk PT	10,954,400	1,371,325
*	Bumi Serpong Damai Tbk PT	10,917,100	513,609
	Charoen Pokphand Indonesia Tbk PT	9,557,800	2,938,981
	Ciputra Development Tbk PT	4,428,800	159,653
	Gudang Garam Tbk PT	1,030,300	3,131,908
	Indah Kiat Pulp & Paper Corp. Tbk PT	7,873,100	2,906,215
	Indocement Tunggal Prakarsa Tbk PT	1,332,100	1,033,913
	Indofood CBP Sukses Makmur Tbk PT	2,919,800	1,931,892
	Indofood Sukses Makmur Tbk PT	12,502,100	5,454,835
	Japfa Comfeed Indonesia Tbk PT	525,300	34,190
	Jasa Marga Persero Tbk PT	3,461,813	728,879
	Kalbe Farma Tbk PT	29,856,400	2,884,248
	Mayora Indah Tbk PT	10,532,625	1,520,020
	Media Nusantara Citra Tbk PT	3,313,700	202,083
*	Merdeka Copper Gold Tbk PT	2,099,200	172,739
	Mitra Keluarga Karyasehat Tbk PT	4,366,400	570,973
	Pabrik Kertas Tjiwi Kimia Tbk PT	1,016,100	338,023
	Pakuwon Jati Tbk PT	32,321,300	811,662
	Perusahaan Gas Negara Tbk PT	14,270,600	809,696
	Sarana Menara Nusantara Tbk PT	38,313,400	2,307,185
	Semen Indonesia Persero Tbk PT	3,844,700	2,040,819
	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	203,661
*	Smartfren Telecom Tbk PT	49,239,100	350,910
	Surya Citra Media Tbk PT	7,728,900	449,789
	Telekomunikasi Indonesia Persero Tbk PT	35,399,000	8,140,071
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	122,591	2,658,999
	Tower Bersama Infrastructure Tbk PT	12,992,000	1,027,719
	Transcoal Pacific Tbk PT	179,600	53,865
	Unilever Indonesia Tbk PT	9,386,000	5,204,517
	United Tractors Tbk PT	4,737,496	5,167,071
*	Vale Indonesia Tbk PT	4,276,500	731,807
	Waskita Karya Persero Tbk PT	4,870,379	196,814
*	XL Axiata Tbk PT	13,224,900	2,241,149

TOTAL INDONESIA			107,912,964

MALAYSIA — (2.4%)
*	AFFIN Bank Bhd	75,090	26,491

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	AMMB Holdings Bhd	4,261,559	$2,943,536
	Astro Malaysia Holdings Bhd	2,812,500	615,195
	Axiata Group Bhd	3,897,232	3,553,386
	Batu Kawan Bhd	105,400	313,170
	BIMB Holdings Bhd	1,185,355	870,851
*	Boustead Holdings Bhd	165,500	17,471
	Carlsberg Brewery Malaysia Bhd, Class B	122,900	784,326
	CIMB Group Holdings Bhd	5,087,491	4,067,856
	Dialog Group Bhd	2,303,318	1,778,313
	DiGi.Com Bhd	3,957,220	4,250,602
	Fraser & Neave Holdings Bhd	226,900	1,668,722
	Gamuda Bhd	3,351,146	2,497,836
#	Genting Bhd	3,665,400	3,544,881
#	Genting Malaysia Bhd	6,045,800	3,323,170
#	Genting Plantations Bhd	335,600	742,166
#	HAP Seng Consolidated Bhd	973,700	1,660,175
	Hartalega Holdings Bhd	1,889,700	3,338,255
#	Heineken Malaysia Bhd	121,200	672,399
	Hong Leong Bank Bhd	607,666	1,874,577
#	Hong Leong Financial Group Bhd	557,283	1,697,287
	IHH Healthcare Bhd	941,700	1,145,894
	IJM Corp. Bhd	5,951,062	2,288,265
	Inari Amertron Bhd	3,580,200	1,172,328
	IOI Corp. Bhd	1,524,905	1,435,853
#	IOI Properties Group Bhd	2,769,629	653,403
	Kossan Rubber Industries	580,000	756,372
	Kuala Lumpur Kepong Bhd	267,846	1,301,648
	LPI Capital Bhd	12,900	39,099
#	Malayan Banking Bhd	3,751,538	6,584,162
	Malaysia Airports Holdings Bhd	2,817,341	3,425,275
	Malaysia Building Society Bhd	2,325,560	342,095
	Maxis Bhd	2,881,400	3,661,053
	MISC Bhd	821,598	1,498,149
	Nestle Malaysia Bhd	45,500	1,480,839
	Petronas Chemicals Group Bhd	3,005,100	3,889,917
	Petronas Dagangan Bhd	344,300	1,624,158
	Petronas Gas Bhd	680,800	2,431,818
	PPB Group Bhd	921,580	3,513,040
	Press Metal Aluminium Holdings Bhd	1,846,600	1,681,485
	Public Bank Bhd	3,656,014	13,894,928
#	QL Resources Bhd	1,175,190	2,221,998
#	RHB Bank Bhd	2,934,305	3,229,186
	Serba Dinamik Holdings Bhd	2,892,120	1,060,993
	Sime Darby Bhd	7,217,761	3,343,317
#	Sime Darby Plantation Bhd	1,786,861	2,050,713
	Sime Darby Property Bhd	1,973,561	297,230
	SP Setia Bhd Group	353,411	66,241
	Sunway Bhd	3,657,082	1,328,223
	Telekom Malaysia Bhd	1,604,564	1,497,618
	Tenaga Nasional Bhd	2,912,550	8,246,891
	TIME dotCom Bhd	99,200	225,544
	Top Glove Corp. Bhd	2,579,700	4,347,671
	UMW Holdings Bhd	260,366	128,327
	United Plantations Bhd	38,500	220,124
	Westports Holdings Bhd	1,788,800	1,526,743
	Yinson Holdings Bhd	765,800	920,922
	YTL Corp. Bhd	12,992,199	2,301,456
#	YTL Power International Bhd	1,177,997	186,680

TOTAL MALAYSIA			126,260,323

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MEXICO — (2.5%)
	Alfa S.A.B. de C.V., Class A	11,293,476	$4,624,978
#	America Movil S.A.B. de C.V.	42,138,949	25,457,163
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	1,317,754
	Arca Continental S.A.B. de C.V.	595,112	2,288,000
#	Becle S.A.B. de C.V.	813,902	1,241,740
	Cemex S.A.B. de C.V.	25,115,105	5,314,594
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	29,997	1,239,176
	Coca-Cola Femsa S.A.B. de C.V.	415,925	1,664,494
#	El Puerto de Liverpool S.A.B. de C.V.	334,218	843,692
#	Fomento Economico Mexicano S.A.B. de C.V.	1,044,437	6,739,156
	Gruma S.A.B. de C.V., Class B	562,120	5,321,959
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	11,244	697,128
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	466,141	2,893,822
#	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	32,933	3,283,749
#	Grupo Bimbo S.A.B. de C.V., Class A	3,233,017	4,740,667
#	Grupo Carso S.A.B. de C.V.	793,269	1,575,940
	Grupo Elektra S.A.B. de C.V.	93,302	5,330,769
	Grupo Financiero Banorte S.A.B. de C.V., Class O	4,281,860	11,722,216
#	Grupo Financiero Inbursa S.A.B. de C.V., Class O	3,772,596	2,252,506
#	Grupo Mexico S.A.B. de C.V., Class B	4,492,970	9,554,156
*	Grupo Qumma S.A. de C.V.	1,591	0
	Grupo Televisa S.A.B., Sponsored ADR	221,037	1,182,548
#	Grupo Televisa S.A.B	3,855,546	4,084,150
	Industrias Penoles S.A.B. de C.V.	367,286	2,811,679
	Infraestructura Energetica Nova S.A.B. de C.V.	430,476	1,334,956
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,585,605	3,652,954
	Megacable Holdings S.A.B. de C.V.	250,780	624,323
	Orbia Advance Corp. S.A.B. de C.V.	3,444,833	4,097,895
	Organizacion Soriana S.A.B. de C.V., Class B	919,802	682,381
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	333,142	2,308,675
#	Wal-Mart de Mexico S.A.B. de C.V.	5,908,041	14,259,605

TOTAL MEXICO			133,142,825

PERU — (0.2%)
#	Cementos Pacasmayo SAA, ADR	15,158	92,314
	Cia de Minas Buenaventura SAA, ADR	125,122	937,164
	Credicorp, Ltd.	53,103	7,913,409
*	Grana y Montero SAA, Sponsored ADR	91,004	163,807

TOTAL PERU			9,106,694

PHILIPPINES — (1.1%)
	Aboitiz Equity Ventures, Inc.	1,487,570	1,213,471
	Aboitiz Power Corp.	1,440,600	777,450
*	Alliance Global Group, Inc.	4,690,800	596,853
	Altus San Nicolas Corp.	61,317	2,363
	Ayala Corp.	182,982	2,081,439
	Ayala Land, Inc.	8,733,718	5,452,650
	Bank of the Philippine Islands	1,309,282	1,503,777
	BDO Unibank, Inc.	1,553,962	3,057,679
	Bloomberry Resorts Corp.	1,372,900	151,863
	DMCI Holdings, Inc.	5,822,800	473,448
	Emperador, Inc.	1,979,300	310,157
*	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	59,865	2,596,962
	GT Capital Holdings, Inc.	160,536	1,437,292
	International Container Terminal Services, Inc.	1,918,980	3,356,522
	JG Summit Holdings, Inc.	3,682,780	3,667,886
	Jollibee Foods Corp.	766,260	2,164,817

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	LT Group, Inc.	4,279,200	$653,987
	Manila Electric Co.	241,250	1,204,563
	Megaworld Corp.	26,875,000	1,356,189
	Metro Pacific Investments Corp.	12,417,700	626,063
	Metropolitan Bank & Trust Co.	2,147,218	1,642,247
#	PLDT, Inc., Sponsored ADR	121,988	3,019,203
	PLDT, Inc.	120,010	3,041,661
	Puregold Price Club, Inc.	2,182,700	1,986,606
	Robinsons Land Corp.	3,219,282	951,178
	Robinsons Retail Holdings, Inc.	560,060	739,641
	San Miguel Corp.	1,458,460	2,799,735
	San Miguel Food and Beverage, Inc.	48,780	57,300
	Security Bank Corp.	429,970	869,776
	SM Investments Corp.	129,453	2,157,671
	SM Prime Holdings, Inc.	7,772,210	4,732,982
*	Top Frontier Investment Holdings, Inc.	21,209	59,391
	Universal Robina Corp.	1,105,400	2,736,058

TOTAL PHILIPPINES			57,478,880

POLAND — (1.0%)
*	AmRest Holdings SE	72,397	485,747
	Asseco Poland SA	13,849	223,798
#	Bank Handlowy w Warszawie SA	52,132	463,335
*	Bank Millennium SA	1,207,528	822,356
	Bank Polska Kasa Opieki SA	80,250	1,017,955
	CCC SA	16,276	205,604
	CD Projekt SA	46,198	4,044,568
	Cyfrowy Polsat SA	446,971	2,763,540
# *	Dino Polska SA	64,201	2,715,047
	Grupa Lotos SA	300,170	4,555,160
*	ING Bank Slaski SA	35,413	1,147,545
*	KGHM Polska Miedz SA	384,416	7,230,545
#	LPP SA	2,006	3,162,023
*	mBank SA	29,515	1,571,802
*	Orange Polska SA	921,255	1,564,428
*	PGE Polska Grupa Energetyczna SA	1,423,682	1,423,942
	Polski Koncern Naftowy Orlen SA	546,401	8,294,008
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	999,372
	Powszechna Kasa Oszczednosci Bank Polski SA	729,574	3,904,504
#	Powszechny Zaklad Ubezpieczen SA	741,191	5,470,816
	Santander Bank Polska SA	28,971	1,151,575

TOTAL POLAND			53,217,670

QATAR — (0.0%)
	Industries Qatar QSC	11,322	21,862
	Masraf Al Rayan QSC	92,631	96,936
	Qatar Electricity & Water Co QSC	21,250	87,851
	Qatar Islamic Bank SAQ	12,382	52,617
	Qatar National Bank QPSC	40,349	190,312

TOTAL QATAR			449,578

RUSSIA — (1.6%)
	Gazprom PJSC, Sponsored ADR	1,532,757	7,761,819
	Gazprom PJSC, Sponsored ADR	515,882	2,605,204
	Lukoil PJSC, Sponsored ADR	240,181	15,668,865
	Magnitogorsk Iron & Steel Works PJSC, GDR	199,210	1,398,304
*	Mail.Ru Group, Ltd., GDR	26,729	481,122
	MMC Norilsk Nickel PJSC, ADR	1,184	32,371

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	MMC Norilsk Nickel PJSC, ADR	384,564	$10,666,971
	Mobile TeleSystems PJSC, Sponsored ADR	433,757	3,717,298
	Novatek PJSC, GDR	20,814	2,918,788
	Novolipetsk Steel PJSC, GDR	111,869	1,914,715
	Novolipetsk Steel PJSC, GDR	22,589	389,660
	PhosAgro PJSC, GDR	83,207	1,002,975
	PhosAgro PJSC, GDR	2,148	25,948
	Polyus PJSC, GDR	18,709	1,523,848
	Polyus PJSC, GDR	1,468	119,275
	Rosneft Oil Co. PJSC, GDR	71,061	318,495
	Rosneft Oil Co. PJSC, GDR	700,727	3,141,732
	Rostelecom PJSC, Sponsored ADR	13,063	84,910
	Rostelecom PJSC, Sponsored ADR	78,867	523,316
	RusHydro PJSC, ADR	8,031	6,786
	RusHydro PJSC, ADR	1,110,606	887,262
	Sberbank of Russia PJSC, Sponsored ADR	1,106,940	11,751,761
	Severstal PAO, GDR	191,829	2,286,771
	Severstal PAO, GDR	11,227	134,050
	Tatneft PJSC, Sponsored ADR	137,960	6,145,926
	Tatneft PJSC, Sponsored ADR	32,162	1,428,797
	VEON, Ltd., ADR	361,489	618,146
	VTB Bank PJSC, GDR	1,358,280	1,274,114
	VTB Bank PJSC, GDR	1,104,344	1,042,501
	X5 Retail Group NV, GDR	114,794	3,388,719

TOTAL RUSSIA			83,260,449

SAUDI ARABIA — (0.1%)
	Abdullah Al Othaim Markets Co.	4,824	127,913
	Advanced Petrochemical Co.	7,094	83,935
	Al Rajhi Bank	88,382	1,343,481
	Almarai Co. JSC	12,242	159,620
	Bank AlBilad	17,490	105,418
	Banque Saudi Fransi	9,807	80,601
	Bupa Arabia for Cooperative Insurance Co.	2,291	65,253
*	Co. for Cooperative Insurance (The)	6,443	123,589
*	Dar Al Arkan Real Estate Development Co.	84,873	182,051
*	Etihad Etisalat Co.	44,162	326,196
	National Commercial Bank	43,117	425,537
	National Petrochemical Co.	3,027	16,175
*	Rabigh Refining & Petrochemical Co.	84,175	305,679
	Samba Financial Group	38,845	239,920
	Saudi Arabian Fertilizer Co.	3,997	74,952
	Saudi Electricity Co.	22,957	103,949
*	Saudi Kayan Petrochemical Co.	83,909	192,666
*	Savola Group (The)	13,785	148,438
	Yanbu National Petrochemical Co.	13,273	158,153

TOTAL SAUDI ARABIA			4,263,526

SOUTH AFRICA — (4.8%)
	Absa Group, Ltd.	1,699,931	8,389,415
	Anglo American Platinum, Ltd.	84,577	4,438,601
	AngloGold Ashanti, Ltd., Sponsored ADR	1,137,975	27,755,210
*	Aspen Pharmacare Holdings, Ltd.	725,979	4,528,446
	Assore, Ltd.	44,452	755,095
	Bid Corp., Ltd.	370,728	4,831,403
	Bidvest Group, Ltd. (The)	983,621	7,987,915
	Capitec Bank Holdings, Ltd.	58,195	2,836,947
	Clicks Group, Ltd.	444,655	5,538,744

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Discovery, Ltd.	835,792	$4,385,004
#	Exxaro Resources, Ltd.	706,515	4,101,480
	FirstRand, Ltd.	4,821,116	10,522,107
	Foschini Group, Ltd. (The)	370,516	1,453,726
	Gold Fields, Ltd.	61,553	458,176
	Gold Fields, Ltd., Sponsored ADR	3,335,761	24,484,486
#	Impala Platinum Holdings, Ltd.	1,398,536	8,341,224
	Investec, Ltd.	596,531	1,242,330
	Kumba Iron Ore, Ltd.	144,273	2,715,321
	Liberty Holdings, Ltd.	141,760	537,575
	Life Healthcare Group Holdings, Ltd.	2,991,896	2,876,559
	Momentum Metropolitan Holdings	46,831	43,819
	Mr. Price Group, Ltd.	439,100	3,128,466
#	MTN Group, Ltd.	4,077,215	10,714,346
*	MultiChoice Group, Ltd.	901,332	4,224,452
	Naspers, Ltd., Class N	236,845	36,864,544
	Nedbank Group, Ltd.	878,815	5,108,960
	NEPI Rockcastle P.L.C.	517,613	2,215,019
*	Ninety One, Ltd.	298,265	628,375
# *	Northam Platinum, Ltd.	582,202	2,885,645
	Old Mutual, Ltd.	7,858,201	5,704,290
	Pepkor Holdings, Ltd.	189,137	123,473
	Pick n Pay Stores, Ltd.	37,235	116,649
	PSG Group, Ltd.	289,732	2,474,539
	Sanlam, Ltd.	1,854,766	5,929,522
	Santam, Ltd.	2,843	42,139
# *	Sasol, Ltd., Sponsored ADR	742,393	3,548,639
#	Shoprite Holdings, Ltd.	1,061,701	6,145,932
*	Sibanye Stillwater, Ltd.	3,791,309	7,723,548
# *	Sibanye Stillwater, Ltd., ADR	395,460	3,151,816
#	SPAR Group, Ltd. (The)	341,264	3,252,859
#	Standard Bank Group, Ltd.	2,025,494	11,176,064
# *	Steinhoff International Holdings NV	3,896,458	234,219
#	Tiger Brands, Ltd.	449,659	4,378,573
	Vodacom Group, Ltd.	888,759	5,906,565
	Woolworths Holdings, Ltd.	2,377,075	3,914,666

TOTAL SOUTH AFRICA			257,816,883

SOUTH KOREA — (14.1%)
*	Alteogen, Inc.	7,473	578,141
	Amorepacific Corp.	20,758	3,006,791
	AMOREPACIFIC Group	19,744	944,918
	BGF retail Co., Ltd.	12,966	1,677,403
	BNK Financial Group, Inc.	492,680	2,048,902
	Bukwang Pharmaceutical Co., Ltd.	30,349	647,026
# *	Celltrion Pharm, Inc.	12,163	707,637
# *	Celltrion, Inc.	67,643	11,691,155
	Cheil Worldwide, Inc.	121,186	1,768,687
	CJ CheilJedang Corp.	18,972	4,267,751
	CJ Corp.	56,308	3,760,936
	CJ ENM Co., Ltd.	23,451	2,467,192
# *	CJ Logistics Corp.	19,082	2,317,460
	Com2uSCorp	13,570	1,194,977
	Coway Co., Ltd.	67,004	3,395,883
	Daelim Industrial Co., Ltd.	64,004	4,618,145
*	Daewoo Engineering & Construction Co., Ltd.	514,872	1,510,701
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	1,012,212
	Daewoong Pharmaceutical Co., Ltd.	3,379	296,249
	DB HiTek Co., Ltd.	9,251	203,389

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DB Insurance Co., Ltd.	133,456	$4,874,483
	DGB Financial Group, Inc.	84,135	365,231
	Dongsuh Cos., Inc.	32,900	466,712
	Doosan Bobcat, Inc.	92,004	1,780,771
	Doosan Co., Ltd.	5,951	198,226
# *	Doosan Fuel Cell Co., Ltd.	51,053	314,310
*	Doosan Heavy Industries & Construction Co., Ltd.	378,754	1,230,376
# *	Doosan Infracore Co., Ltd.	390,720	1,374,669
*	Doosan Solus Co., Ltd.	28,141	767,211
	Douzone Bizon Co., Ltd.	33,863	2,454,118
	E-MART, Inc.	31,648	3,118,617
	Eo Technics Co., Ltd.	2,883	172,084
#	F&F Co., Ltd.	10,001	877,993
	Fila Holdings Corp.	112,043	3,203,362
*	Genexine Co., Ltd.	12,790	693,294
	Grand Korea Leisure Co., Ltd.	41,934	546,526
#	Green Cross Corp.	8,391	1,024,827
	Green Cross Holdings Corp.	7,354	128,193
	GS Engineering & Construction Corp.	164,377	3,432,156
	GS Holdings Corp.	189,684	5,968,483
	GS Home Shopping, Inc.	3,327	348,578
	GS Retail Co., Ltd.	78,136	2,434,607
	Hana Financial Group, Inc.	429,523	9,805,154
# *	Hanall Biopharma Co., Ltd.	29,892	596,402
#	Hanjin Kal Corp.	30,459	2,178,176
	Hankook Tire & Technology Co., Ltd.	186,539	3,272,766
	Hanmi Pharm Co., Ltd.	6,683	1,425,833
	Hanmi Science Co., Ltd.	10,825	254,832
	Hanon Systems	248,636	1,872,915
#	Hanssem Co., Ltd.	14,339	860,123
*	Hanwha Aerospace Co., Ltd.	61,456	1,353,537
	Hanwha Corp.	71,086	1,212,520
	Hanwha Life Insurance Co., Ltd.	642,804	957,749
	Hanwha Solutions Corp.	178,195	2,132,633
# *	Helixmith Co., Ltd.	19,776	1,080,354
	Hite Jinro Co., Ltd.	39,010	1,040,894
# *	HLB, Inc.	26,246	2,057,938
*	HMM Co., Ltd.	141,234	419,609
	Hotel Shilla Co., Ltd.	55,107	3,852,897
*	Hugel, Inc.	1,919	602,085
*	Hyosung Advanced Materials Corp.	478	32,190
	Hyosung Chemical Corp.	583	55,202
#	Hyosung Corp.	17,261	987,781
	Hyosung TNC Co., Ltd.	2,755	294,788
	Hyundai Department Store Co., Ltd.	25,425	1,517,009
	Hyundai Elevator Co., Ltd.	17,365	887,644
	Hyundai Engineering & Construction Co., Ltd.	154,848	4,488,910
	Hyundai Glovis Co., Ltd.	40,508	3,385,599
	Hyundai Greenfood Co., Ltd.	26,645	178,663
#	Hyundai Heavy Industries Holdings Co., Ltd.	13,834	2,762,140
	Hyundai Home Shopping Network Corp.	3,380	199,721
	Hyundai Marine & Fire Insurance Co., Ltd.	236,365	5,111,634
	Hyundai Mipo Dockyard Co., Ltd.	47,025	1,189,680
	Hyundai Mobis Co., Ltd.	37,378	5,284,509
	Hyundai Motor Co.	108,658	8,398,440
# *	Hyundai Rotem Co., Ltd.	56,496	838,423
	Hyundai Steel Co.	135,445	2,409,014
	Hyundai Wia Corp.	17,677	478,907
	Iljin Materials Co., Ltd.	25,261	828,178

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Industrial Bank of Korea	489,000	$3,185,529
	Innocean Worldwide, Inc.	7,758	371,424
#	Kakao Corp.	19,955	3,015,575
	Kangwon Land, Inc.	142,003	2,934,812
	KB Financial Group, Inc.	221,779	6,345,378
	KB Financial Group, Inc., ADR	31,200	877,968
	KCC Corp.	9,439	1,284,703
*	KCC Glass Corp.	1,840	43,555
	KEPCO Plant Service & Engineering Co., Ltd.	40,998	1,095,504
	Kia Motors Corp.	394,487	9,635,224
	KIWOOM Securities Co., Ltd.	30,408	1,866,841
# *	KMW Co., Ltd.	45,444	2,263,961
	Koh Young Technology, Inc.	10,284	685,716
	Kolon Industries, Inc.	40,014	1,013,762
# *	Komipharm International Co., Ltd.	31,752	512,456
	Korea Aerospace Industries, Ltd.	37,044	781,508
*	Korea Electric Power Corp., Sponsored ADR	102,895	988,821
*	Korea Electric Power Corp.	108,108	2,112,931
	Korea Gas Corp.	41,078	907,272
	Korea Investment Holdings Co., Ltd.	100,674	4,168,037
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	42,167	2,860,314
	Korea Zinc Co., Ltd.	12,663	4,024,733
*	Korean Air Lines Co., Ltd.	203,142	3,324,972
	Korean Reinsurance Co.	47,885	331,101
	KT Corp., Sponsored ADR	82,100	805,401
	KT&G Corp.	100,714	6,724,416
	Kumho Petrochemical Co., Ltd.	53,745	3,389,275
*	Kumho Tire Co., Inc.	58,292	146,936
	LEENO Industrial, Inc.	10,832	796,251
	LG Chem, Ltd.	29,305	9,105,448
	LG Corp.	117,876	5,998,058
# *	LG Display Co., Ltd., ADR	646,370	2,908,665
# *	LG Display Co., Ltd.	501,190	4,547,096
	LG Electronics, Inc.	320,927	14,443,342
	LG Household & Health Care, Ltd.	11,748	13,322,183
	LG Innotek Co., Ltd.	47,253	5,119,507
	LG Uplus Corp.	528,937	5,808,291
	Lotte Chemical Corp.	22,335	3,969,050
	Lotte Chilsung Beverage Co., Ltd.	3,309	296,842
	Lotte Confectionery Co., Ltd.	237	24,933
#	Lotte Corp.	56,221	1,855,982
	LOTTE Fine Chemical Co., Ltd.	35,146	1,128,938
#	Lotte Shopping Co., Ltd.	16,661	1,364,406
	LS Corp.	31,852	984,147
	LS Electric Co., Ltd.	33,789	1,088,127
	Macquarie Korea Infrastructure Fund	371,402	3,490,775
	Mando Corp.	124,735	2,433,725
	Medy-Tox, Inc.	7,574	721,340
	Meritz Financial Group, Inc.	111,876	906,692
	Meritz Fire & Marine Insurance Co., Ltd.	189,338	2,153,684
	Meritz Securities Co., Ltd.	773,421	2,081,851
#	Mirae Asset Daewoo Co., Ltd.	468,090	2,157,890
	NAVER Corp.	89,419	14,497,553
	NCSoft Corp.	10,480	5,552,817
# *	Netmarble Corp.	11,029	866,725
	NH Investment & Securities Co., Ltd.	294,421	2,342,932
*	NHN Corp.	17,803	1,114,776
	NongShim Co., Ltd.	3,552	861,033
*	OCI Co., Ltd.	31,214	1,024,373

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Orion Corp.	8,589	$879,950
	Orion Holdings Corp.	57,946	672,126
	Ottogi Corp.	1,318	589,424
*	Pan Ocean Co., Ltd.	431,074	1,219,565
	Paradise Co., Ltd.	63,797	827,505
*	Pearl Abyss Corp.	11,442	1,809,771
#	POSCO, Sponsored ADR	62,343	2,319,783
	POSCO	70,065	10,587,201
	POSCO Chemical Co., Ltd.	20,216	864,087
	Posco International Corp.	165,596	1,924,774
	RFHIC Corp.	11,173	352,406
	S-1 Corp.	27,240	1,937,834
*	Samsung Biologics Co., Ltd.	6,438	3,075,321
	Samsung C&T Corp.	50,541	4,425,602
	Samsung Card Co., Ltd.	53,759	1,329,252
	Samsung Electro-Mechanics Co., Ltd.	66,506	6,217,703
	Samsung Electronics Co., Ltd.	4,912,950	202,008,351
	Samsung Electronics Co., Ltd. US7960508882, GDR	49,401	51,333,104
*	Samsung Engineering Co., Ltd.	275,085	2,596,264
	Samsung Fire & Marine Insurance Co., Ltd.	57,899	9,080,431
*	Samsung Heavy Industries Co., Ltd.	802,340	2,820,336
	Samsung Life Insurance Co., Ltd.	97,743	3,963,940
	Samsung SDI Co., Ltd.	18,807	4,442,887
	Samsung SDS Co., Ltd.	22,002	2,935,141
	Samsung Securities Co., Ltd.	106,651	2,642,635
#	Seegene, Inc.	11,033	830,981
	Seoul Semiconductor Co., Ltd.	43,467	472,059
	SFA Engineering Corp.	31,691	913,592
	Shinhan Financial Group Co., Ltd.	354,020	8,975,321
#	Shinhan Financial Group Co., Ltd., ADR	56,372	1,438,613
#	Shinsegae International, Inc.	2,532	452,884
	Shinsegae, Inc.	18,532	4,020,404
	SK Holdings Co., Ltd.	38,964	5,816,024
	SK Hynix, Inc.	683,251	47,019,660
	SK Innovation Co., Ltd.	68,386	5,516,680
	SK Materials Co., Ltd.	9,016	1,169,493
#	SK Networks Co., Ltd.	438,461	1,943,746
	SK Telecom Co., Ltd.	16,438	2,856,986
	SKC Co., Ltd.	43,408	1,771,241
	S-Oil Corp.	53,859	3,092,308
	Soulbrain Co., Ltd.	19,104	1,149,824
#	Ssangyong Cement Industrial Co., Ltd.	189,600	798,177
	Taekwang Industrial Co., Ltd.	224	147,129
*	WONIK IPS Co., Ltd.	25,087	573,044
	Woori Financial Group, Inc.	688,663	4,769,295
	Young Poong Corp.	273	117,231
	Youngone Corp.	47,262	1,059,557
	Yuhan Corp.	51,735	2,009,928
*	Yungjin Pharmaceutical Co., Ltd.	41,594	169,991

TOTAL SOUTH KOREA			754,800,349

TAIWAN — (16.5%)
#	Accton Technology Corp.	836,000	6,060,219
	Acer, Inc.	4,911,811	2,719,403
	Advantech Co., Ltd.	288,663	2,730,257
	Airtac International Group	163,518	3,133,538
	ASE Technology Holding Co., Ltd., ADR	133,966	582,753
	ASE Technology Holding Co., Ltd.	7,079,782	15,771,711
	Asia Cement Corp.	4,335,758	6,369,663

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Asustek Computer, Inc.	1,051,180	$7,105,596
#	AU Optronics Corp.	15,160,873	3,987,016
	Catcher Technology Co., Ltd.	1,228,429	9,304,727
	Cathay Financial Holding Co., Ltd.	6,613,340	8,824,300
	Chailease Holding Co., Ltd.	2,533,473	9,625,576
	Chang Hwa Commercial Bank, Ltd.	9,130,413	5,970,621
	Cheng Shin Rubber Industry Co., Ltd.	3,306,965	3,801,695
	Chicony Electronics Co., Ltd.	1,182,497	3,330,891
	China Airlines, Ltd.	9,779,536	2,698,880
	China Development Financial Holding Corp.	17,532,121	5,304,664
*	China Life Insurance Co., Ltd.	4,293,933	2,931,986
	China Petrochemical Development Corp.	3,324,300	897,088
	China Steel Corp.	20,917,932	14,010,136
	Chipbond Technology Corp.	1,246,000	2,345,598
	Chroma ATE, Inc.	669,000	3,082,799
	Chunghwa Telecom Co., Ltd., Sponsored ADR	183,296	6,747,126
	Chunghwa Telecom Co., Ltd.	1,462,000	5,373,438
	Compal Electronics, Inc.	10,157,541	6,475,367
	CTBC Financial Holding Co., Ltd.	18,170,175	12,108,468
	Delta Electronics, Inc.	2,917,486	13,607,756
	E Ink Holdings, Inc.	456,000	470,144
	E.Sun Financial Holding Co., Ltd.	16,099,057	14,627,445
#	Eclat Textile Co., Ltd.	389,402	3,887,535
	Eternal Materials Co., Ltd.	808,591	725,012
	Eva Airways Corp.	8,294,758	3,189,994
*	Evergreen Marine Corp. Taiwan, Ltd.	5,774,222	2,137,387
	Far Eastern International Bank	412,653	146,864
	Far Eastern New Century Corp.	6,554,085	5,691,349
	Far EasTone Telecommunications Co., Ltd.	3,371,000	7,508,142
#	Feng TAY Enterprise Co., Ltd.	405,466	2,306,767
	First Financial Holding Co., Ltd.	16,333,297	12,029,030
	Formosa Chemicals & Fibre Corp.	2,743,518	6,949,394
	Formosa Petrochemical Corp.	700,000	2,100,220
	Formosa Plastics Corp.	2,416,153	7,092,001
#	Formosa Sumco Technology Corp.	156,000	772,157
	Formosa Taffeta Co., Ltd.	1,445,000	1,647,612
	Foxconn Technology Co., Ltd.	1,456,627	2,796,857
	Fubon Financial Holding Co., Ltd.	6,629,233	9,373,597
	General Interface Solution Holding, Ltd.	378,000	1,200,794
	Genius Electronic Optical Co., Ltd.	119,695	1,923,911
#	Giant Manufacturing Co., Ltd.	566,506	3,339,313
#	Globalwafers Co., Ltd.	293,000	3,729,020
	Highwealth Construction Corp.	1,681,190	2,453,207
#	Hiwin Technologies Corp.	373,205	3,559,698
	Hon Hai Precision Industry Co., Ltd.	8,462,322	21,747,882
	Hotai Motor Co., Ltd.	330,000	6,092,832
	Hua Nan Financial Holdings Co., Ltd.	10,139,308	6,586,307
#	Innolux Corp.	14,488,241	3,146,906
	Inventec Corp.	5,188,550	4,076,770
	ITEQ Corp.	142,455	687,628
	King’s Town Bank Co., Ltd.	642,000	686,237
	Largan Precision Co., Ltd.	69,860	9,522,864
	Lien Hwa Industrial Holdings Corp.	87,780	126,447
	Lite-On Technology Corp.	4,435,410	6,892,401
#	Macronix International	4,266,074	5,089,722
	MediaTek, Inc.	778,995	10,756,695
	Mega Financial Holding Co., Ltd.	6,981,369	7,022,761
#	Merida Industry Co., Ltd.	184,287	941,143
	Micro-Star International Co., Ltd.	1,591,000	4,935,197

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	momo.com, Inc.	33,000	$532,179
	Nan Ya Plastics Corp.	3,366,599	7,447,776
	Nanya Technology Corp.	2,103,010	4,514,282
	Nien Made Enterprise Co., Ltd.	368,000	2,823,720
	Novatek Microelectronics Corp.	1,221,000	7,593,348
	Parade Technologies, Ltd.	86,000	2,113,678
	Pegatron Corp.	4,039,345	8,861,947
	Phison Electronics Corp.	298,000	2,827,890
	Pou Chen Corp.	5,223,487	4,918,926
	Powertech Technology, Inc.	2,453,819	8,205,720
	Poya International Co., Ltd.	55,275	923,819
	President Chain Store Corp.	659,831	6,823,132
	Qisda Corp.	3,185,000	1,795,758
	Quanta Computer, Inc.	3,969,000	8,575,687
	Radiant Opto-Electronics Corp.	865,000	2,838,928
#	Realtek Semiconductor Corp.	451,950	3,870,194
	Ruentex Development Co., Ltd.	428,230	637,339
	Ruentex Industries, Ltd.	220,109	504,113
#	Shin Kong Financial Holding Co., Ltd.	17,116,242	4,872,774
#	Silergy Corp.	80,000	3,178,267
	Simplo Technology Co., Ltd.	338,000	3,510,329
	Sino-American Silicon Products, Inc.	1,508,000	4,454,308
	SinoPac Financial Holdings Co., Ltd.	14,729,623	5,995,167
	Standard Foods Corp.	839,418	1,891,918
	Synnex Technology International Corp.	2,227,343	2,972,594
#	TA Chen Stainless Pipe	1,806,000	1,604,486
	Taichung Commercial Bank Co., Ltd.	1,425,688	546,089
	Taishin Financial Holding Co., Ltd.	16,966,307	7,216,321
	Taiwan Business Bank	9,860,462	3,571,940
#	Taiwan Cement Corp.	9,177,565	13,241,164
	Taiwan Cooperative Financial Holding Co., Ltd.	12,723,570	8,544,042
	Taiwan FamilyMart Co., Ltd.	78,000	579,953
	Taiwan Fertilizer Co., Ltd.	592,000	912,358
	Taiwan Glass Industry Corp.	1,332,374	400,616
	Taiwan High Speed Rail Corp.	1,960,000	2,238,530
	Taiwan Mobile Co., Ltd.	1,977,300	7,124,428
	Taiwan Secom Co., Ltd.	432,670	1,279,776
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,261,386	67,017,438
	Taiwan Semiconductor Manufacturing Co., Ltd.	21,917,808	221,102,370
# *	Tatung Co., Ltd.	2,514,000	1,806,432
	Teco Electric and Machinery Co., Ltd.	3,167,000	2,849,842
	Tripod Technology Corp.	893,870	3,158,398
	Unimicron Technology Corp.	3,158,000	4,472,744
	Uni-President Enterprises Corp.	5,022,033	11,693,231
	United Microelectronics Corp.	22,539,000	11,660,890
	Vanguard International Semiconductor Corp.	1,903,000	4,414,993
	Voltronic Power Technology Corp.	102,117	2,424,092
#	Walsin Lihwa Corp.	4,225,000	1,853,812
#	Walsin Technology Corp.	1,016,000	7,195,474
	Wan Hai Lines, Ltd.	1,467,800	827,236
#	Win Semiconductors Corp.	338,034	3,021,878
	Winbond Electronics Corp.	7,437,407	3,451,151
*	Wintek Corp.	604,760	6,978
	Wistron Corp.	7,090,699	6,649,243
	WPG Holdings, Ltd.	3,636,039	4,736,585
#	Yageo Corp.	540,682	6,995,526
	Yuanta Financial Holding Co., Ltd.	14,821,806	8,448,117
	Zhen Ding Technology Holding, Ltd.	1,020,700	3,662,596

TOTAL TAIWAN			880,263,036

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (2.8%)
	Advanced Info Service PCL	1,478,300	$9,046,620
	AEON Thana Sinsap Thailand PCL	4,400	17,883
	Airports of Thailand PCL	4,046,800	7,785,916
	B Grimm Power PCL	1,087,900	1,504,668
	Bangkok Bank PCL	207,800	667,940
	Bangkok Bank PCL	493,400	1,585,956
	Bangkok Dusit Medical Services PCL, Class F	8,356,100	5,371,871
	Bangkok Expressway & Metro PCL	10,921,599	3,189,897
	Banpu PCL	8,005,550	1,447,457
	Banpu Power PCL	476,900	229,938
	Berli Jucker PCL	1,771,800	2,204,140
	BTS Group Holdings PCL	4,387,200	1,559,351
	Bumrungrad Hospital PCL	811,000	2,945,217
	Carabao Group PCL, Class F	771,000	1,882,522
	Central Pattana PCL	1,713,700	2,595,311
*	Central Retail Corp. PCL	293,550	335,693
	Charoen Pokphand Foods PCL	8,240,700	6,876,801
	CP ALL PCL	5,689,600	12,485,291
	Delta Electronics Thailand PCL	195,100	269,842
	Electricity Generating PCL	182,600	1,614,081
	Energy Absolute PCL	2,036,000	2,532,808
	Global Power Synergy PCL, Class F	398,000	867,223
	Home Product Center PCL	6,546,913	2,751,909
	Indorama Ventures PCL	3,517,600	3,125,668
	Intouch Holdings PCL	736,586	1,217,968
	Intouch Holdings PCL, Class F	625,800	1,034,780
	IRPC PCL	20,877,600	1,729,314
	Jasmine International PCL	9,445,200	1,156,019
	Kasikornbank PCL	990,400	2,640,148
	Kasikornbank PCL	164,300	437,981
	Kiatnakin Bank PCL	578,100	754,898
	Krung Thai Bank PCL	4,446,087	1,511,573
	Krungthai Card PCL	1,730,600	1,818,588
	Land & Houses PCL	7,526,900	1,721,498
	Land & Houses PCL	1,091,740	249,695
	Minor International PCL	5,336,670	3,480,258
	MK Restaurants Group PCL	769,500	1,308,067
*	Muangthai Capital PCL	1,364,300	2,002,913
	Osotspa PCL	575,200	737,778
	Pruksa Holding PCL	289,300	97,462
	PTT Exploration & Production PCL	1,864,655	4,869,830
	PTT Global Chemical PCL	3,066,972	3,578,371
	PTT PCL	12,635,600	13,863,817
	Ratch Group PCL	934,400	1,920,494
	Siam Cement PCL (The)	370,900	3,966,354
	Siam Cement PCL (The)	223,000	2,384,732
	Siam City Cement PCL	116,367	429,790
	Siam Commercial Bank PCL (The)	769,066	1,628,219
	Siam Global House PCL	4,681,855	1,953,486
	Srisawad Corp. PCL	2,010,972	3,340,743
	Supalai PCL	18,800	8,658
	Thai Oil PCL	1,922,500	2,436,177
	Thai Union Group PCL, Class F	8,058,040	3,262,566
	Thanachart Capital PCL	774,000	879,138
	Tisco Financial Group PCL	541,000	1,228,975
	TMB Bank PCL	36,078,867	1,070,490
	TOA Paint Thailand PCL	1,010,000	1,170,607
	Total Access Communication PCL	1,066,300	1,392,402
	Total Access Communication PCL	1,135,400	1,482,635

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	True Corp. PCL	37,442,231	$3,865,154
	TTW PCL	1,909,600	790,871
	VGI PCL	2,350,500	606,604
	WHA Corp. PCL	12,666,300	1,072,652

TOTAL THAILAND			151,995,708

TURKEY — (0.7%)
*	Akbank T.A.S.	1,694,509	1,430,505
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	250,784	657,897
# *	Arcelik A.S.	371,451	871,941
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	318,807	1,240,215
#	BIM Birlesik Magazalar A.S.	520,367	4,131,870
	Coca-Cola Icecek A.S.	226,335	1,197,374
	Enerjisa Enerji A.S.	246,453	271,431
	Enka Insaat ve Sanayi A.S.	855,647	741,256
	Eregli Demir ve Celik Fabrikalari TAS	2,381,527	2,745,655
	Ford Otomotiv Sanayi A.S.	89,668	809,161
	KOC Holding A.S.	319,003	699,971
*	Koza Altin Isletmeleri A.S.	67,645	689,457
*	Petkim Petrokimya Holding A.S.	1,890,900	961,032
	Soda Sanayii A.S.	477,309	399,357
	TAV Havalimanlari Holding A.S.	481,435	1,254,078
	Tekfen Holding A.S.	423,774	865,002
	Tofas Turk Otomobil Fabrikasi A.S.	246,939	789,052
# *	Tupras Turkiye Petrol Rafinerileri A.S.	133,268	1,730,631
# *	Turk Hava Yollari AO	1,606,643	2,458,126
*	Turk Telekomunikasyon A.S.	562,814	594,622
	Turkcell Iletisim Hizmetleri A.S.	1,484,901	2,958,173
*	Turkiye Garanti Bankasi A.S.	1,991,110	2,377,247
*	Turkiye Halk Bankasi A.S.	769,867	573,129
*	Turkiye Is Bankasi A.S., Class C	2,034,740	1,444,377
	Turkiye Sise ve Cam Fabrikalari A.S.	1,129,977	784,975
*	Turkiye Vakiflar Bankasi TAO, Class D	1,370,696	889,116
*	Ulker Biskuvi Sanayi A.S.	220,913	749,882
*	Yapi ve Kredi Bankasi A.S.	4,096,791	1,233,360

TOTAL TURKEY			35,548,892

UNITED ARAB EMIRATES — (0.0%)
	Abu Dhabi Commercial Bank PJSC	204,497	245,772
	Emirates Telecommunications Group Co. PJSC	63,375	266,322
	First Abu Dhabi Bank PJSC	8,439	26,316

TOTAL UNITED ARAB EMIRATES			538,410

TOTAL COMMON STOCKS			5,173,617,850

PREFERRED STOCKS — (1.0%)

BRAZIL — (1.0%)
	Alpargatas SA	122,900	619,031
*	AZUL SA	12,400	39,677
	Banco Bradesco SA	2,283,454	8,041,366
	Braskem SA, Class A	88,139	342,643
	Centrais Eletricas Brasileiras SA, Class B	150,746	771,763
	Cia de Transmissao de Energia Eletrica Paulista	122,300	436,986
	Cia Energetica de Minas Gerais	1,091,330	1,910,565
	Cia Paranaense de Energia	86,999	870,326
	Gerdau SA	1,560,921	3,369,906
	Itau Unibanco Holding SA	4,059,008	16,996,196

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Lojas Americanas SA	651,281	$2,979,803
	Petroleo Brasileiro SA BRPETRACNPR6	3,525,848	11,703,333
	Telefonica Brasil SA	282,462	2,371,208

	TOTAL BRAZIL		50,452,803

	CHILE — (0.0%)
	Embotelladora Andina SA, Class B	430,906	1,029,137

	COLOMBIA — (0.0%)
	Banco Davivienda SA	124,127	900,462
	Grupo Argos SA	45,967	94,047
	Grupo Aval Acciones y Valores SA	3,126,389	667,289
	Grupo de Inversiones Suramericana SA	135,078	644,171

	TOTAL COLOMBIA		2,305,969

	SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	1,205	38,301
	CJ Corp.	6,654	313,277

	TOTAL SOUTH KOREA		351,578

	TOTAL PREFERRED STOCKS		54,139,487

	RIGHTS/WARRANTS — (0.0%)

	CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	25,976	0

	SOUTH KOREA — (0.0%)
# *	HLB, Inc. Rights 05/29/20	2,621	37,214

	TAIWAN — (0.0%)
*	Shin kong Financial Holdings Co., Ltd. Rights 05/06/20	426,520	10,614

	TOTAL RIGHTS/WARRANTS		47,828

	TOTAL INVESTMENT SECURITIES (Cost $ 4,216,507,462)		5,227,805,165

			Value
	SECURITIES LENDING COLLATERAL — (2.1%)
@ §	The DFA Short Term Investment Fund	9,785,654	113,229,798

	TOTAL INVESTMENTS — (100.0%) (Cost $4,329,711,711)		$5,341,034,963

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE EMERGING MARKETS SERIES

CONTINUED

As of April 30, 2020, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,073,892	$29,441,750	$2,367,858
S&P 500® Emini Index	407	06/19/20	52,734,735	59,063,840	6,329,105

Total Futures Contracts			$79,808,627	$88,505,590	$8,696,963

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$226,414,927	—	—	$226,414,927
Chile	43,561,794	—	—	43,561,794
China	407,671,161	$1,174,775,864	—	1,582,447,025
Colombia	13,457,692	—	—	13,457,692
Czech Republic	—	5,175,884	—	5,175,884
Egypt	11,776	5,710,032	—	5,721,808
Greece	—	14,600,465	—	14,600,465
Hungary	—	19,309,144	—	19,309,144
India	30,877,440	575,995,484	—	606,872,924
Indonesia	2,736,495	105,176,469	—	107,912,964
Malaysia	—	126,260,323	—	126,260,323
Mexico	133,142,825	—	—	133,142,825
Peru	9,106,694	—	—	9,106,694
Philippines	3,019,203	54,459,677	—	57,478,880
Poland	—	53,217,670	—	53,217,670
Qatar	—	449,578	—	449,578
Russia	15,797,855	67,462,594	—	83,260,449
Saudi Arabia	—	4,263,526	—	4,263,526
South Africa	67,292,074	190,524,809	—	257,816,883
South Korea	9,339,251	745,461,098	—	754,800,349
Taiwan	74,347,317	805,915,719	—	880,263,036
Thailand	151,995,708	—	—	151,995,708
Turkey	—	35,548,892	—	35,548,892
United Arab Emirates	—	538,410	—	538,410
Preferred Stocks
Brazil	50,452,803	—	—	50,452,803
Chile	1,029,137	—	—	1,029,137
Colombia	2,305,969	—	—	2,305,969
South Korea	—	351,578	—	351,578
Rights/Warrants
South Korea	—	37,214	—	37,214
Taiwan	—	10,614	—	10,614
Securities Lending Collateral	—	113,229,798	—	113,229,798
Futures Contracts**	8,696,963	—	—	8,696,963

TOTAL	$1,251,257,084	$4,098,474,842	—	$5,349,731,926

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.7%)
BRAZIL — (5.6%)
	AES Tiete Energia SA	2,152,649	$5,739,975
	AES Tiete Energia SA	13,378	8,266
	Aliansce Sonae Shopping Centers SA	875,692	4,494,483
	Alliar Medicos A Frente SA	325,200	627,328
	Alupar Investimento SA	1,279,852	5,312,025
*	Anima Holding SA	351,800	1,473,731
	Arezzo Industria e Comercio SA	349,848	2,734,243
# *	Azul SA, ADR	521,412	4,984,701
	BK Brasil Operacao e Assessoria a Restaurantes SA	393,328	684,250
	BR Malls Participacoes SA	5,472,441	10,103,773
	BR Properties SA	1,397,353	2,245,879
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	279,142	1,052,320
	Camil Alimentos SA	817,935	1,227,376
	Cia de Locacao das Americas	1,995,262	4,872,668
	Cia de Saneamento de Minas Gerais-COPASA	452,382	3,993,147
	Cia de Saneamento do Parana	2,432,521	11,496,311
	Cia de Saneamento do Parana	41,700	39,416
	Cia Hering	1,057,214	2,908,461
#	Cia Paranaense de Energia, Sponsored ADR	39,563	405,521
	Cia Paranaense de Energia	205,200	2,007,510
	Cia Siderurgica Nacional SA	2,655,451	4,375,373
	Cielo SA	219,500	163,881
	Cogna Educacao	3,824,828	3,896,642
	Construtora Tenda SA	654,699	2,797,993
*	Cosan Logistica SA	1,062,062	2,999,921
	CSU Cardsystem SA	276,835	501,957
	CVC Brasil Operadora e Agencia de Viagens SA	1,005,287	2,551,161
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,955,277	5,720,675
*	Cyrela Commercial Properties SA Empreendimentos e Participacoes	54,690	148,042
	Dimed SA Distribuidora da Medicamentos	33,000	142,003
	Direcional Engenharia SA	892,412	1,444,165
	Duratex SA	2,632,762	4,715,626
*	EcoRodovias Infraestrutura e Logistica SA	1,578,407	3,044,832
	EDP - Energias do Brasil SA	1,996,378	6,241,090
*	Embraer SA	1,745,509	2,776,559
*	Embraer SA, Sponsored ADR	613,394	3,882,784
	Enauta Participacoes SA	642,324	1,078,434
*	Eneva SA	730,700	4,834,695
	Equatorial Energia SA	1,907,228	6,428,858
*	Even Construtora e Incorporadora SA	1,446,404	1,792,744
	Ez Tec Empreendimentos e Participacoes SA	941,669	5,231,400
	Fleury SA	1,247,031	5,228,545
	Fras-Le SA	242,460	180,578
*	Gafisa SA	465,061	333,536
	Gafisa SA, ADR	70,312	134,999
#	Gol Linhas Aereas Inteligentes SA, ADR	322,980	1,488,938
	Grendene SA	2,331,723	2,988,674
	Guararapes Confeccoes SA	712,524	1,670,623
*	Helbor Empreendimentos SA	3,348,465	1,145,322
	Iguatemi Empresa de Shopping Centers SA	435,625	2,637,190
	Industrias Romi SA	185,500	380,354
	Instituto Hermes Pardini SA	396,858	1,419,461
	International Meal Co. Alimentacao SA, Class A	1,513,277	904,421
	Iochpe-Maxion SA	818,200	1,912,378
	JHSF Participacoes SA	1,466,564	1,121,923

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	JSL SA	587,628	$2,031,557
	Kepler Weber SA	170,346	845,167
	Light SA	1,972,115	4,119,831
	LOG Commercial Properties e Participacoes SA	188,072	791,313
*	Log-in Logistica Intermodal SA	296,109	748,726
	M Dias Branco SA	324,311	1,908,448
	Mahle-Metal Leve SA	294,824	953,669
	Marcopolo SA	638,300	328,664
*	Marfrig Global Foods SA	2,589,520	6,114,389
*	Marisa Lojas SA	784,679	948,039
*	Mills Estruturas e Servicos de Engenharia SA	1,258,520	1,087,744
*	Minerva SA	1,384,548	3,121,528
	Movida Participacoes SA	973,839	1,934,103
	MRV Engenharia e Participacoes SA	2,289,454	6,378,423
	Natura & Co. Holding SA	152,036	993,089
	Odontoprev SA	2,014,569	5,557,023
*	Omega Geracao SA	209,910	1,157,653
	Ouro Fino Saude Animal Participacoes SA	9,800	48,658
*	Paranapanema SA	165,102	336,101
*	Petro Rio SA	665,991	2,504,554
	Porto Seguro SA	189,787	1,580,657
	Portobello SA	488,541	254,247
*	Positivo Tecnologia SA	122,980	104,031
*	Profarma Distribuidora de Produtos Farmaceuticos SA	226,502	191,185
	Qualicorp Consultoria e Corretora de Seguros SA	2,173,263	10,358,958
	Restoque Comercio e Confeccoes de Roupas SA	183,440	205,437
	Santos Brasil Participacoes SA	1,818,532	1,364,426
	Sao Carlos Empreendimentos e Participacoes SA	86,509	569,525
	Sao Martinho SA	1,378,329	4,841,222
	Ser Educacional SA	439,780	1,374,843
	SLC Agricola SA	865,042	3,817,836
	Smiles Fidelidade SA	429,000	1,126,560
*	Springs Global Participacoes SA	148,300	158,448
	Sul America SA	1,514,414	12,462,541
	T4F Entretenimento SA	226,100	77,752
*	Technos SA	261,800	59,698
*	Tecnisa SA	4,163,681	597,229
	Tegma Gestao Logistica SA	249,102	861,200
*	Terra Santa Agro SA	3,000	6,229
	Transmissora Alianca de Energia Eletrica SA	2,457,820	12,429,440
	Trisul SA	406,782	608,913
	Tupy SA	560,449	1,525,340
	Unipar Carbocloro SA	5,573	29,977
	Usinas Siderurgicas de Minas Gerais SA	87,500	85,281
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	603,550	990,027
*	Via Varejo SA	4,276,519	7,219,413
*	Vulcabras Azaleia SA	739,509	573,885
	Wiz Solucoes e Corretagem de Seguros SA	569,744	955,528
	YDUQS Participacoes SA	1,928,102	10,761,120

TOTAL BRAZIL			269,826,788

CANADA — (0.1%)
	Atlas Corp.	558,523	4,166,582

CHILE — (1.1%)
	AES Gener SA	11,369,444	1,675,253
	Banvida SA	48,106	11,715
	Besalco SA	2,809,709	1,247,425

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	CAP SA	490,566	$2,394,366
	Cementos BIO BIO SA	352,724	285,183
	Cia Pesquera Camanchaca SA	1,471,136	88,103
*	Cia Sud Americana de Vapores SA	113,795,087	2,725,957
	Cristalerias de Chile SA	130,323	639,986
	Embotelladora Andina SA, ADR, Class B	13,429	186,358
*	Empresa Nacional de Telecomunicaciones SA	663,274	4,011,898
	Empresas Hites SA	1,238,776	212,190
*	Empresas La Polar SA	16,706,766	180,094
	Empresas Lipigas SA	6,383	34,786
	Empresas Tricot SA	70,631	39,930
	Engie Energia Chile SA	4,833,911	5,964,661
*	Enjoy SA	2,562,139	26,085
	Forus SA	682,889	768,772
	Grupo Security SA	7,515,658	1,337,317
	Hortifrut SA	118,502	134,981
	Instituto de Diagnostico SA	2,928	5,681
	Inversiones Aguas Metropolitanas SA	3,086,034	2,476,478
	Inversiones La Construccion SA	263,939	1,991,635
*	Masisa SA	18,625,959	366,763
	Multiexport Foods SA	4,799,708	1,316,485
	Parque Arauco SA	4,730,917	7,939,259
	PAZ Corp. SA	1,283,993	835,080
	Ripley Corp. SA	6,989,673	2,176,686
	Salfacorp SA	2,611,897	1,126,222
	Sigdo Koppers SA	1,180,120	1,130,789
	SMU SA	5,737,460	962,085
	Sociedad Matriz SAAM SA	37,668,810	2,215,282
	Socovesa SA	3,111,764	730,514
	SONDA SA	3,188,752	1,928,681
	Vina Concha y Toro SA	3,897,820	6,139,218

TOTAL CHILE			53,305,918

CHINA — (20.2%)
*	21Vianet Group, Inc., ADR	466,877	6,989,149
	361 Degrees International, Ltd.	6,324,000	959,490
*	3SBio, Inc.	8,281,000	8,395,410
# *	500.com, Ltd., ADR, Class A	5,931	25,741
*	51job, Inc., ADR	134,562	8,065,646
	5I5J Holding Group Co., Ltd., Class A	149,700	71,859
	AAG Energy Holdings, Ltd.	982,601	152,417
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	51,600	72,288
	Agile Group Holdings, Ltd.	606,000	681,610
	Ajisen China Holdings, Ltd.	4,142,000	921,943
	AKM Industrial Co., Ltd.	2,880,000	356,911
*	Alibaba Pictures Group, Ltd.	5,520,000	739,328
	AMVIG Holdings, Ltd.	2,508,000	479,409
	Angang Steel Co., Ltd., Class H	11,938,999	3,218,508
	Anhui Expressway Co., Ltd., Class H	3,130,000	1,613,188
	Animal Health Holdings, Inc.	3,671,000	88,786
#	Anton Oilfield Services Group	12,714,000	793,336
	Aoshikang Technology Co., Ltd., Class A	5,300	44,612
*	Aowei Holdings, Ltd.	1,451,000	229,890
	APT Satellite Holdings, Ltd.	182,000	57,894
*	Art Group Holdings, Ltd.	320,000	8,659
	Asia Cement China Holdings Corp.	3,436,500	3,978,158
*	Asia Television Holdings, Ltd.	7,580,000	40,217
*	Asian Citrus Holdings, Ltd.	2,314,000	33,579
	Ausnutria Dairy Corp., Ltd.	3,780,000	6,971,223

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Avic Heavy Machinery Co., Ltd., Class A	90,400	$120,103
#	AVIC International Holding HK, Ltd.	33,595,722	437,249
	AviChina Industry & Technology Co., Ltd., Class H	16,633,000	6,564,591
	BAIC Motor Corp., Ltd., Class H	8,829,500	3,862,818
	BAIOO Family Interactive, Ltd.	1,824,000	204,543
	Bank of Chongqing Co., Ltd., Class H	2,533,500	1,357,210
	Bank of Tianjin Co., Ltd., Class H	100,000	41,516
#	Bank of Zhengzhou Co., Ltd., Class H	610,000	169,029
*	Baoye Group Co., Ltd., Class H	1,628,000	972,929
# *	Baozun, Inc., Sponsored ADR	283,293	9,020,049
	BBI Life Sciences Corp.	1,534,500	676,791
#	BBMG Corp., Class H	5,383,000	1,360,918
	Beijing Capital International Airport Co., Ltd., Class H	11,576,000	7,756,148
	Beijing Capital Land, Ltd., Class H	12,227,750	2,740,893
#	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	68,000	378,089
*	Beijing Enterprises Clean Energy Group, Ltd.	59,768,570	245,334
*	Beijing Enterprises Environment Group, Ltd.	622,000	34,702
# *	Beijing Enterprises Medical & Health Group, Ltd.	22,158,000	418,114
	Beijing Enterprises Water Group, Ltd.	5,116,000	1,985,272
*	Beijing Gas Blue Sky Holdings, Ltd.	16,288,000	333,943
	Beijing Jingneng Clean Energy Co., Ltd., Class H	9,260,000	1,590,301
#	Beijing North Star Co., Ltd., Class H	5,674,000	1,378,226
# *	Beijing Properties Holdings, Ltd.	10,632,000	158,048
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	41,600	57,456
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	1,983,000	541,910
#	Best Pacific International Holdings, Ltd.	2,102,000	312,409
	BII Railway Transportation Technology Holdings Co., Ltd.	2,636,000	150,070
*	Billion Industrial Holdings, Ltd.	44,000	28,549
*	Bitauto Holdings, Ltd., ADR	253,757	3,085,685
	Bosideng International Holdings, Ltd.	12,088,000	3,277,247
#	Boyaa Interactive International, Ltd.	2,555,000	233,417
#	Brilliance China Automotive Holdings, Ltd.	4,326,000	4,002,578
*	Brilliant Circle Holdings International, Ltd.	250,000	22,223
#	BYD Electronic International Co., Ltd.	4,612,000	10,620,169
	C C Land Holdings, Ltd.	14,952,015	3,471,797
#	CA Cultural Technology Group, Ltd.	3,835,000	1,416,665
	Cabbeen Fashion, Ltd.	1,511,000	221,137
	Canny Elevator Co., Ltd., Class A	28,300	31,222
	Canvest Environmental Protection Group Co., Ltd.	4,545,000	1,997,415
*	Capital Environment Holdings, Ltd.	23,030,000	335,512
# *	CAR, Inc.	5,720,000	1,664,526
	Carrianna Group Holdings Co., Ltd.	2,031,257	143,344
*	CECEP COSTIN New Materials Group, Ltd.	4,494,000	65,214
	Central China Real Estate, Ltd.	6,581,626	3,354,820
	Central China Securities Co., Ltd., Class H	5,959,000	937,050
*	Century Sunshine Group Holdings, Ltd.	12,390,000	261,834
	CGN New Energy Holdings Co., Ltd.	10,558,000	2,186,525
	CGN Nuclear Technology Development Co., Ltd., Class A	21,100	19,303
	Changshouhua Food Co., Ltd.	1,673,000	540,083
#	Chaowei Power Holdings, Ltd.	4,462,000	1,278,428
	Cheetah Mobile, Inc., ADR	282,767	579,672
	China Aerospace International Holdings, Ltd.	13,768,500	724,341
	China Aircraft Leasing Group Holdings, Ltd.	1,943,500	1,791,776
*	China All Access Holdings, Ltd.	980,000	18,947
	China Aoyuan Group, Ltd.	9,537,000	11,205,310
# *	China Automobile New Retail Holdings, Ltd.	662,000	26,697
# *	China Beidahuang Industry Group Holdings, Ltd.	4,032,000	29,386
	China Bester Group Telecom Co., Ltd., Class A	7,700	21,594

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China BlueChemical, Ltd., Class H	14,054,000	$2,097,660
*	China Chengtong Development Group, Ltd.	2,628,000	57,976
	China Common Rich Renewable Energy Investments, Ltd.	17,084,000	2,065,946
	China Communications Services Corp., Ltd., Class H	16,766,000	11,951,012
	China CYTS Tours Holding Co., Ltd., Class A	35,100	51,648
	China Datang Corp. Renewable Power Co., Ltd., Class H	15,103,000	1,176,906
*	China Daye Non-Ferrous Metals Mining, Ltd.	7,434,000	44,849
#	China Development Bank Financial Leasing Co., Ltd., Class H	110,000	15,465
# *	China Dili Group	13,209,699	2,948,103
	China Distance Education Holdings, Ltd., ADR	71,368	553,816
	China Dongxiang Group Co., Ltd.	25,778,985	2,148,942
# *	China Dynamics Holdings, Ltd.	12,070,000	74,607
#	China Electronics Huada Technology Co., Ltd.	5,724,000	426,967
#	China Electronics Optics Valley Union Holding Co., Ltd.	14,920,000	651,474
	China Energy Engineering Corp., Ltd., Class H	906,000	91,680
#	China Everbright Greentech Ltd.	3,230,000	1,334,988
	China Everbright International, Ltd.	12,043,000	6,964,401
	China Everbright, Ltd.	7,078,000	10,820,658
	China Financial Services Holdings, Ltd.	7,270,000	218,771
	China Flavors & Fragrances Co., Ltd.	192,000	33,354
	China Foods, Ltd.	6,874,000	2,265,179
	China Glass Holdings, Ltd.	4,470,000	201,054
#	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	5,312,000	3,527,966
# *	China Greenland Broad Greenstate Group Co., Ltd.	4,872,000	392,816
	China Hanking Holdings, Ltd.	3,881,000	885,629
	China Harmony New Energy Auto Holding, Ltd.	6,061,500	3,131,308
	China Harzone Industry Corp., Ltd., Class A	77,000	90,473
*	China High Precision Automation Group, Ltd.	1,289,000	38,034
#	China High Speed Transmission Equipment Group Co., Ltd.	2,578,000	1,633,697
	China Hongqiao Group, Ltd.	608,000	299,715
*	China Huiyuan Juice Group, Ltd.	4,034,500	364,965
# *	China Index Holdings, Ltd., ADR	117,657	131,776
	China International Marine Containers Group Co., Ltd., Class H	3,316,820	2,936,610
	China Lesso Group Holdings, Ltd.	7,690,000	11,019,535
	China Lilang, Ltd.	3,406,000	2,087,082
# *	China Logistics Property Holdings Co., Ltd.	3,318,000	1,246,939
# *	China Longevity Group Co., Ltd.	1,076,350	35,682
	China Longyuan Power Group Corp., Ltd., Class H	10,640,000	5,318,183
# *	China Lumena New Materials Corp.	363,249	0
	China Machinery Engineering Corp., Class H	6,682,000	1,833,360
	China Maple Leaf Educational Systems, Ltd.	11,770,000	3,460,149
*	China Medical & HealthCare Group, Ltd.	930,000	24,739
	China Medical System Holdings, Ltd.	9,137,500	10,756,396
	China Meidong Auto Holdings, Ltd.	2,954,000	5,315,457
	China Merchants Land, Ltd.	10,770,000	1,788,366
	China Merchants Port Holdings Co., Ltd.	538,000	692,440
# *	China Metal Recycling Holdings, Ltd.	2,401,686	0
# *	China Minsheng Financial Holding Corp., Ltd.	4,620,000	59,164
*	China Modern Dairy Holdings, Ltd.	8,172,000	873,119
	China New Town Development Co., Ltd.	11,720,648	189,199
	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	199,000	112,231
# *	China Oceanwide Holdings, Ltd.	4,994,000	157,151
#	China Oil & Gas Group, Ltd.	31,898,000	1,002,805
	China Oriental Group Co., Ltd.	9,182,000	2,774,953
	China Overseas Grand Oceans Group, Ltd.	11,729,749	7,346,374
	China Overseas Property Holdings, Ltd.	10,095,000	11,160,839
	China Pioneer Pharma Holdings, Ltd.	3,339,000	544,569
	China Power International Development, Ltd.	35,193,333	7,167,664

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Properties Group, Ltd.	2,751,000	$202,562
*	China Rare Earth Holdings, Ltd.	7,152,799	266,938
	China Resources Medical Holdings Co., Ltd.	5,558,000	2,823,329
	China Resources Pharmaceutical Group, Ltd.	450,500	282,927
*	China Ruifeng Renewable Energy Holdings, Ltd.	224,000	8,583
	China Sanjiang Fine Chemicals Co., Ltd.	5,592,000	1,249,428
	China SCE Group Holdings, Ltd.	14,742,200	6,464,911
# *	China Shanshui Cement Group, Ltd.	30,000	8,516
# *	China Shengmu Organic Milk, Ltd.	11,882,000	335,024
	China Shineway Pharmaceutical Group, Ltd.	2,328,200	1,725,535
*	China Silver Group, Ltd.	5,550,000	419,957
#	China South City Holdings, Ltd.	31,322,000	3,006,912
	China Starch Holdings, Ltd.	7,505,000	124,665
	China State Construction Development Holdings, Ltd.	116,000	8,227
	China State Construction International Holdings, Ltd.	5,520,000	4,279,689
	China Sunshine Paper Holdings Co., Ltd.	1,794,000	228,544
	China Suntien Green Energy Corp., Ltd., Class H	10,724,000	2,497,621
#	China Tian Lun Gas Holdings, Ltd.	2,018,000	1,581,672
# *	China Tianrui Group Cement Co., Ltd.	188,000	206,844
	China Traditional Chinese Medicine Holdings Co., Ltd.	16,070,000	7,053,330
	China Travel International Investment Hong Kong, Ltd.	18,419,900	2,579,074
#	China Vast Industrial Urban Development Co., Ltd.	2,033,000	798,216
#	China Water Affairs Group, Ltd.	6,198,000	4,711,180
# *	China Water Industry Group, Ltd.	1,748,000	60,825
	China Wood Optimization Holding, Ltd.	2,240,000	531,312
	China XLX Fertiliser, Ltd.	2,158,000	534,155
	China Yongda Automobiles Services Holdings, Ltd.	358,000	360,913
	China Yuhua Education Corp., Ltd.	7,634,000	7,677,947
# *	China Yurun Food Group, Ltd.	8,063,000	624,984
#	China ZhengTong Auto Services Holdings, Ltd.	9,175,500	1,423,030
#	China Zhongwang Holdings, Ltd.	12,781,200	3,072,253
#	Chinasoft International, Ltd.	15,438,000	8,101,568
	Chongqing Machinery & Electric Co., Ltd., Class H	4,630,000	288,291
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	721,000	15,559
	Chu Kong Shipping Enterprise Group Co., Ltd.	1,366,000	171,703
	CIMC Enric Holdings, Ltd.	4,292,000	1,996,361
*	CIMC-TianDa Holdings Co., Ltd.	10,355,000	201,714
	CITIC Dameng Holdings, Ltd.	5,706,000	157,906
	CITIC Resources Holdings, Ltd.	19,938,600	670,757
# *	Citychamp Watch & Jewellery Group, Ltd.	11,222,000	2,213,527
	Clear Media, Ltd.	699,000	639,502
*	COFCO Meat Holdings, Ltd.	2,348,000	835,687
# *	Cogobuy Group	4,446,000	469,942
#	Colour Life Services Group Co., Ltd.	2,321,000	1,099,293
	Concord New Energy Group, Ltd.	41,354,964	1,680,647
	Consun Pharmaceutical Group, Ltd.	3,044,000	1,556,248
*	Coolpad Group, Ltd.	1,300,574	28,284
	COSCO SHIPPING Development Co., Ltd., Class H	18,976,000	1,961,774
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	8,836,000	5,784,526
#	COSCO SHIPPING International Hong Kong Co., Ltd.	4,181,000	1,251,280
	COSCO SHIPPING Ports, Ltd.	12,338,780	6,573,512
	Cosmo Lady China Holdings Co., Ltd.	4,766,000	607,077
	CP Pokphand Co., Ltd.	42,204,594	3,645,132
#	CPMC Holdings, Ltd.	3,552,000	1,265,105
	CRCC High-Tech Equipment Corp., Ltd., Class H	2,266,000	354,022
# *	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	722,000	455,518
	CSSC Science & Technology Co., Ltd., Class A	86,100	133,126
# *	CT Environmental Group, Ltd.	18,320,000	150,766
# *	CWT International, Ltd.	24,080,000	77,031

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Cybernaut International Holdings Co., Ltd.	3,760,000	$64,601
#	Da Ming International Holdings, Ltd.	880,000	129,881
	Dawnrays Pharmaceutical Holdings, Ltd.	7,031,886	1,053,323
# *	DBA Telecommunication Asia Holdings, Ltd.	876,000	43,006
# *	Differ Group Holding Co., Ltd.	12,218,000	766,720
	Digital China Holdings, Ltd.	5,886,500	3,141,228
	Dongfang Electric Corp., Ltd., Class H	2,441,600	1,306,212
#	Dongjiang Environmental Co., Ltd., Class H	1,254,575	951,537
	Dongyue Group, Ltd.	9,206,000	4,078,126
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	2,861,000	1,176,621
	E-Commodities Holdings, Ltd.	8,448,000	228,127
#	EEKA Fashion Holdings, Ltd.	1,287,000	1,197,220
	Embry Holdings, Ltd.	470,000	70,488
#	Essex Bio-technology, Ltd.	1,256,000	785,444
	EVA Precision Industrial Holdings, Ltd.	5,080,435	321,302
*	EverChina International Holdings Co., Ltd.	12,045,000	308,801
# *	Fang Holdings, Ltd., ADR	163,515	170,055
	Fanhua, Inc., ADR	236,949	4,485,445
#	Fantasia Holdings Group Co., Ltd.	12,757,500	2,460,745
	Far East Horizon, Ltd.	13,038,000	10,554,704
*	First Tractor Co., Ltd., Class H	1,871,178	409,891
#	Flat Glass Group Co., Ltd., Class H	1,648,000	1,025,253
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	14,100	20,513
	Fu Shou Yuan International Group, Ltd.	5,891,000	5,327,232
	Fufeng Group, Ltd.	10,788,600	3,697,646
# *	Fullshare Holdings, Ltd.	47,842,500	709,587
	GCI Science & Technology Co., Ltd., Class A	64,500	126,258
*	GCL New Energy Holdings, Ltd.	18,764,000	264,327
# *	GCL-Poly Energy Holdings, Ltd.	119,196,000	3,392,316
	Gemdale Properties & Investment Corp., Ltd.	33,704,000	5,370,516
	Genertec Universal Medical Group Co., Ltd.	7,716,000	4,692,092
	Global Top E-Commerce Co., Ltd., Class A	210,400	166,545
*	Glorious Property Holdings, Ltd.	21,037,501	409,084
	Golden Eagle Retail Group, Ltd.	3,117,000	2,986,892
*	Golden Meditech Holdings, Ltd.	356,000	24,365
	Golden Throat Holdings Group Co., Ltd.	991,500	193,286
	Golden Wheel Tiandi Holdings Co., Ltd.	546,000	38,882
	Goldlion Holdings, Ltd.	2,006,962	499,914
	Goldpac Group, Ltd.	2,491,000	496,349
# *	GOME Retail Holdings, Ltd.	77,867,000	9,039,924
*	Grand Baoxin Auto Group, Ltd.	5,870,492	698,273
#	Greatview Aseptic Packaging Co., Ltd.	6,438,000	2,372,581
	Greenland Hong Kong Holdings, Ltd.	7,054,000	2,628,326
	Greentown China Holdings, Ltd.	5,068,148	5,476,945
	Greentown Service Group Co., Ltd.	7,256,000	9,549,035
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	149,500	104,622
*	Guangdong Land Holdings, Ltd.	4,010,800	456,552
	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	25,500	26,058
	Guangshen Railway Co., Ltd., Class H	7,176,000	1,518,346
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	19,200	19,334
	Guolian Securities Co., Ltd., Class H	1,330,500	427,923
	Guorui Properties, Ltd.	6,116,000	1,008,273
*	Haichang Ocean Park Holdings, Ltd.	7,081,000	562,057
*	Hailiang Education Group, Inc., ADR	30,293	1,442,250
*	Hainan Meilan International Airport Co., Ltd., Class H	750,000	770,274
	Haitian International Holdings, Ltd.	4,178,000	7,392,318
	Hangxiao Steel Structure Co., Ltd., Class A	264,108	144,559
# *	Harbin Bank Co., Ltd., Class H	1,594,000	270,592
# *	Harbin Electric Co., Ltd., Class H	5,497,413	1,521,621

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	Harmonicare Medical Holdings, Ltd.	2,357,000	$116,292
# *	HC Group, Inc.	3,841,500	647,220
	Health and Happiness H&H International Holdings, Ltd.	1,457,000	5,571,969
	Henan Shenhuo Coal & Power Co., Ltd., Class A	148,700	84,057
	Henan Zhongyuan Expressway Co., Ltd., Class A	219,500	121,184
	Henderson Investment, Ltd.	2,432,000	138,012
#	Hengdeli Holdings, Ltd.	14,517,399	580,048
*	Hi Sun Technology China, Ltd.	12,936,000	1,462,895
	Hilong Holding, Ltd.	6,220,000	305,194
#	Hisense Home Appliances Group Co., Ltd., Class H	2,469,000	2,388,253
	HKC Holdings, Ltd.	1,472,577	1,119,750
*	Honghua Group, Ltd.	20,216,000	621,078
	Honworld Group, Ltd.	1,382,500	412,726
	Hopefluent Group Holdings, Ltd.	1,553,670	321,944
	Hopson Development Holdings, Ltd.	4,632,000	5,188,033
*	Hua Han Health Industry Holdings, Ltd.	25,663,698	1,315,875
#	Hua Hong Semiconductor, Ltd.	3,157,000	6,101,275
	Huadian Fuxin Energy Corp., Ltd., Class H	16,896,000	3,003,266
#	Huadian Power International Corp., Ltd., Class H	4,642,000	1,614,857
	Huafu Fashion Co., Ltd., Class A	134,500	95,277
*	Huanxi Media Group, Ltd.	1,960,000	378,032
	Huaxi Holdings Co., Ltd.	444,000	107,865
	Huazhong In-Vehicle Holdings Co., Ltd.	3,736,000	322,341
	Huishang Bank Corp., Ltd., Class H	34,000	12,168
#	IMAX China Holding, Inc.	944,200	1,430,936
	Inner Mongolia Yitai Coal Co., Ltd., Class H	554,000	368,172
#	Inspur International, Ltd.	1,454,000	442,710
# *	Jiangnan Group, Ltd.	16,796,000	653,221
	Jiangsu Guotai International Group Co., Ltd., Class A	120,195	102,832
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	81,300	47,505
#	Jiayuan International Group, Ltd.	4,331,816	1,805,671
#	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	110,249	38,376
*	Jilin Power Share Co., Ltd., Class A	229,100	123,260
#	Jinchuan Group International Resources Co., Ltd.	12,519,000	881,938
	Jingrui Holdings, Ltd.	2,160,000	635,183
# *	JinkoSolar Holding Co., Ltd., ADR	247,585	3,916,795
	Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	19,500	6,228
	Jinyuan EP Co., Ltd., Class A	15,900	20,012
	JNBY Design, Ltd.	1,321,000	1,272,877
	Joy City Property, Ltd.	19,994,000	1,603,071
*	JOYY, Inc., ADR	133,218	8,120,969
	Ju Teng International Holdings, Ltd.	5,250,000	1,339,318
	Jutal Offshore Oil Services, Ltd.	1,158,000	70,378
	K Wah International Holdings, Ltd.	2,085,948	955,836
*	Kai Yuan Holdings, Ltd.	13,400,000	78,735
	Kaisa Group Holdings, Ltd.	18,442,000	7,056,246
*	Kangda International Environmental Co., Ltd.	4,545,000	471,221
# *	Kasen International Holdings, Ltd.	4,994,000	802,651
*	Keda Clean Energy Co., Ltd., Class A	35,100	20,156
	Kinetic Mines and Energy, Ltd.	468,000	20,674
	Kingboard Holdings, Ltd.	5,180,421	12,637,930
	Kingboard Laminates Holdings, Ltd.	7,323,500	7,087,652
#	Kingdee International Software Group Co., Ltd.	14,416,200	20,617,680
*	Kong Sun Holdings, Ltd.	1,325,000	9,914
	Kunlun Energy Co., Ltd.	126,000	82,088
	KWG Group Holdings, Ltd.	9,431,950	13,952,626
	Lai Fung Holdings, Ltd.	640,072	706,644
	Lee & Man Chemical Co., Ltd.	1,098,785	451,248
	Lee & Man Paper Manufacturing, Ltd.	9,866,000	6,060,977

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lee’s Pharmaceutical Holdings, Ltd.	1,714,000	$840,272
#	Legend Holdings Corp., Class H	568,800	665,629
	Leoch International Technology, Ltd.	2,659,000	169,857
*	LexinFintech Holdings, Ltd., ADR	279,718	2,358,023
	Lier Chemical Co., Ltd., Class A	47,900	101,382
*	Lifestyle China Group, Ltd.	2,138,000	494,355
*	Lifetech Scientific Corp.	18,772,000	4,136,843
*	Link Motion, Inc., Sponsored ADR	690,534	19,956
	Livzon Pharmaceutical Group, Inc., Class H	1,046,603	4,664,185
	LK Technology Holdings, Ltd.	110,000	4,499
	Lonking Holdings, Ltd.	14,764,000	5,002,308
	Luolai Lifestyle Technology Co., Ltd., Class A	46,640	59,457
#	Luye Pharma Group, Ltd.	7,556,500	3,669,260
	LVGEM China Real Estate Investment Co., Ltd.	600,000	173,386
#	Maanshan Iron & Steel Co., Ltd., Class H	3,692,048	1,197,346
	Maoye International Holdings, Ltd.	8,255,000	381,095
	Markor International Home Furnishings Co., Ltd., Class A	83,690	47,452
	Min Xin Holdings, Ltd.	922,000	327,794
*	Mingfa Group International Co., Ltd.	7,108,000	51,620
	Minmetals Land, Ltd.	11,042,000	1,449,074
	Minth Group, Ltd.	5,017,000	12,064,006
*	MMG, Ltd.	16,826,999	2,911,999
	MOBI Development Co., Ltd.	1,753,000	182,089
	Modern Land China Co., Ltd.	5,894,800	807,278
	Nan Hai Corp., Ltd.	24,100,000	205,179
*	Nature Home Holding Co., Ltd.	1,787,000	275,865
	NetDragon Websoft Holdings, Ltd.	1,295,000	3,581,329
# *	New Century Healthcare Holding Co., Ltd.	110,500	21,763
	New Universe Environmental Group, Ltd.	300,000	7,751
*	New World Department Store China, Ltd.	3,526,462	676,592
#	Nexteer Automotive Group, Ltd.	6,041,000	3,104,666
#	Nine Dragons Paper Holdings, Ltd.	11,886,000	11,371,602
# *	Noah Holdings, Ltd., ADR	189,282	5,254,468
	North Huajin Chemical Industries Co., Ltd., Class A	134,500	92,107
# *	North Mining Shares Co., Ltd.	47,100,000	62,359
#	NVC International Holdings, Ltd.	11,342,000	244,601
*	OneSmart International Education Group, Ltd., ADR	9,871	47,578
	O-Net Technologies Group, Ltd.	2,941,000	1,826,973
	Overseas Chinese Town Asia Holdings, Ltd.	1,484,183	342,106
# *	Ozner Water International Holding, Ltd.	2,683,000	90,597
#	Pacific Online, Ltd.	2,998,365	489,658
# *	Panda Green Energy Group, Ltd.	23,204,000	483,568
*	Parkson Retail Group, Ltd.	7,759,000	384,530
	PAX Global Technology, Ltd.	5,809,000	2,476,529
	Peking University Resources Holdings Co., Ltd.	176,000	1,630
#	Phoenix Media Investment Holdings, Ltd.	8,174,000	420,919
	Phoenix New Media, Ltd., ADR	190,696	272,695
	Poly Property Group Co., Ltd.	16,468,000	5,763,887
	Pou Sheng International Holdings, Ltd.	14,951,806	3,054,375
	Powerlong Real Estate Holdings, Ltd.	10,375,000	6,336,701
# *	PW Medtech Group, Ltd.	5,145,000	809,214
# *	Q Technology Group Co., Ltd.	2,725,000	3,260,418
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	14,100	28,785
	Qingdao Port International Co., Ltd., Class H	1,414,000	760,890
	Qingling Motors Co., Ltd., Class H	4,826,000	1,017,137
	Qinhuangdao Port Co., Ltd., Class H	3,011,500	500,411
# *	Qinqin Foodstuffs Group Cayman Co., Ltd.	65,000	20,405
# *	Qudian, Inc., Sponsored ADR	96,525	166,988
*	Qunxing Paper Holdings Co.	669,913	0

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Realcan Pharmaceutical Group Co., Ltd., Class A	154,800	$112,337
	Red Star Macalline Group Corp., Ltd., Class H	113,800	72,276
#	Redco Properties Group Ltd.	6,718,000	3,150,684
*	Renren, Inc., ADR	12,575	11,820
*	REXLot Holdings, Ltd.	98,652,252	49,628
*	RISE Education Cayman, Ltd.	800	3,632
	Rivera Holdings, Ltd.	640,000	36,583
	Road King Infrastructure, Ltd.	1,953,000	3,018,588
	Ronshine China Holdings, Ltd.	3,466,500	3,628,688
	Runjian Co., Ltd., Class A	7,100	30,082
*	RYB Education, Inc., ADR	1,970	5,555
	Sany Heavy Equipment International Holdings Co., Ltd.	7,408,000	3,979,263
# *	Secoo Holding, Ltd., ADR	64,187	204,115
*	SGIS Songshan Co., Ltd., Class A	331,200	174,244
	Shandong Chenming Paper Holdings, Ltd., Class H	3,032,750	1,161,465
	Shandong New Beiyang Information Technology Co., Ltd., Class A	14,800	20,816
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,412,000	3,664,175
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	978,400	518,157
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,781,000	1,150,778
*	Shanghai Haohai Biological Technology Co., Ltd., Class H	208,300	1,014,319
	Shanghai Industrial Holdings, Ltd.	3,632,000	6,179,044
	Shanghai Industrial Urban Development Group, Ltd.	16,825,000	1,658,430
	Shanghai Jin Jiang Capital Co., Ltd., Class H	9,666,000	1,718,276
	Shanghai Prime Machinery Co., Ltd., Class H	4,148,000	328,716
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	21,400	19,621
*	Shanghai Zendai Property, Ltd.	21,220,000	94,014
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	34,600	20,939
	Sheng Ye Capital, Ltd.	260,000	216,798
*	Shengda Resources Co., Ltd., Class A	51,900	80,165
	Shengjing Bank Co., Ltd., Class H	85,500	78,139
	Shenguan Holdings Group, Ltd.	7,048,000	294,934
	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	61,600	42,911
	Shenzhen Desay Battery Technology Co., Class A	14,200	73,345
	Shenzhen Expressway Co., Ltd., Class H	5,724,400	6,563,312
	Shenzhen International Holdings, Ltd.	7,573,316	14,637,013
	Shenzhen Investment, Ltd.	24,169,720	7,934,630
	Shenzhen SDG Information Co., Ltd., Class A	54,520	70,062
	Shougang Fushan Resources Group, Ltd.	18,562,000	3,702,229
	Shui On Land, Ltd.	27,670,143	4,902,143
	Sichuan Expressway Co., Ltd., Class H	5,600,000	1,439,838
	Sichuan Yahua Industrial Group Co., Ltd., Class A	49,700	52,939
	Sihuan Pharmaceutical Holdings Group, Ltd.	29,609,000	2,938,007
*	Silver Grant International Holdings Group, Ltd.	6,974,000	957,896
*	SINA Corp.	241,982	8,171,732
	Sinofert Holdings, Ltd.	16,819,327	1,552,787
	Sino-I Technology, Ltd.	3,950,000	20,666
# *	Sinolink Worldwide Holdings, Ltd.	14,370,800	593,367
	Sino-Ocean Group Holding, Ltd.	16,522,500	4,303,203
	Sinopec Engineering Group Co., Ltd., Class H	9,964,500	4,777,476
	Sinopec Kantons Holdings, Ltd.	7,788,000	3,442,244
# *	Sinopec Oilfield Service Corp., Class H	738,000	53,471
#	Sinosoft Technology Group, Ltd.	5,067,599	663,197
#	Sinotrans, Ltd., Class H	16,220,000	3,934,532
	Sinotruk Hong Kong, Ltd.	4,226,000	8,568,390
	Skyfame Realty Holdings, Ltd.	18,112,000	2,388,646
	Skyworth Group, Ltd.	14,687,628	3,373,776
# *	SMI Holdings Group, Ltd.	6,033,814	291,865
# *	Sogou, Inc., ADR	8,336	29,676
	SOHO China, Ltd.	15,376,500	7,368,032

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Sohu.com, Ltd., ADR	115,019	$965,009
# *	Sparkle Roll Group, Ltd.	7,624,000	189,531
*	SPT Energy Group, Inc.	4,010,000	169,595
*	SRE Group, Ltd.	33,284,346	119,746
	SSY Group, Ltd.	11,747,152	8,271,578
# *	Starrise Media Holdings, Ltd.	2,408,000	305,352
	Suchuang Gas Corp., Ltd.	608,000	149,074
#	Sun King Power Electronics Group	3,912,000	559,152
# *	Sunshine 100 China Holdings, Ltd.	940,000	167,548
	Sunward Intelligent Equipment Co., Ltd., Class A	24,500	22,477
	Sunwave Communications Co., Ltd., Class A	15,800	20,179
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	135,597	139,242
	Symphony Holdings, Ltd.	8,950,000	1,059,552
	Tang Palace China Holdings, Ltd.	440,000	42,223
# *	Tarena International, Inc., ADR	97,613	497,826
*	Taung Gold International, Ltd.	60,770,000	237,005
	TCL Electronics Holdings, Ltd.	5,372,347	2,193,295
	Ten Pao Group Holdings, Ltd.	1,296,000	117,044
#	Tenfu Cayman Holdings Co., Ltd.	289,000	204,910
# *	Tenwow International Holdings, Ltd.	4,220,000	38,811
#	Texhong Textile Group, Ltd.	2,065,500	1,485,772
*	Textainer Group Holdings, Ltd.	178,962	1,599,985
	Tian An China Investment Co., Ltd.	1,718,000	686,823
*	Tian Ge Interactive Holdings, Ltd.	3,128,000	527,049
	Tian Shan Development Holding, Ltd.	1,880,000	754,145
	Tiangong International Co., Ltd.	4,698,000	1,495,205
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	2,484,000	792,304
	Tianjin Development Holdings, Ltd.	3,680,000	778,278
	Tianjin Port Development Holdings, Ltd.	14,950,800	999,469
#	Tianneng Power International, Ltd.	5,364,048	5,250,044
#	Tianyun International Holdings, Ltd.	1,794,000	186,744
	Tibet Summit Resources Co., Ltd., Class A	36,000	38,516
# *	Tibet Water Resources, Ltd.	11,844,000	485,180
	Time Watch Investments, Ltd.	1,562,000	188,043
	Tomson Group, Ltd.	3,169,054	732,217
	Tong Ren Tang Technologies Co., Ltd., Class H	4,202,000	3,329,490
	Tongda Group Holdings, Ltd.	31,420,000	2,019,914
*	Tongfang Kontafarma Holdings, Ltd.	186,000	2,430
	Tongyu Communication, Inc., Class A	45,500	165,436
#	Top Spring International Holdings, Ltd.	1,539,500	232,718
#	Towngas China Co., Ltd.	7,169,609	3,604,002
#	Trigiant Group, Ltd.	4,284,000	726,593
*	Trony Solar Holdings Co., Ltd.	1,757,000	0
*	Truly International Holdings, Ltd.	8,011,573	887,984
	Tsaker Chemical Group, Ltd.	1,314,500	219,094
# *	Tuniu Corp., Sponsored ADR	148,809	125,253
	Uni-President China Holdings, Ltd.	8,633,000	8,667,000
	United Energy Group, Ltd.	40,190,900	7,319,560
# *	V1 Group, Ltd.	10,687,579	190,839
	Vinda International Holdings, Ltd.	1,209,000	3,619,449
	Wangneng Environment Co., Ltd., Class A	12,600	29,970
	Wasion Holdings, Ltd.	4,034,000	1,381,675
	Weiqiao Textile Co., Class H	2,420,500	504,222
	West China Cement, Ltd.	20,636,000	3,677,927
#	Wisdom Education International Holdings Co., Ltd.	3,394,000	1,418,176
	Wison Engineering Services Co., Ltd.	1,334,000	132,934
	Wuhan Department Store Group Co., Ltd., Class A	80,682	125,693
	Wuhan P&S Information Technology Co., Ltd., Class A	128,000	128,461
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	2,619,500	2,393,869

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen International Port Co., Ltd., Class H	7,298,000	$650,516
	Xingda International Holdings, Ltd.	6,955,713	1,655,731
	Xingfa Aluminium Holdings, Ltd.	503,000	445,913
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,843,103	1,956,899
	Xinjiang Machinery Research Institute Co., Ltd., Class A	33,100	19,479
*	Xinming China Holdings, Ltd.	1,016,000	139,140
	Xinyi Solar Holdings, Ltd.	3,067,781	1,946,971
	Xinyuan Real Estate Co., Ltd., ADR	228,382	593,793
	Xtep International Holdings, Ltd.	8,503,439	3,266,299
# *	Xunlei, Ltd., ADR	148,348	542,954
	Yadea Group Holdings, Ltd.	8,016,000	2,982,576
*	Yanchang Petroleum International, Ltd.	12,530,000	63,470
	Yashili International Holdings, Ltd.	5,308,000	304,695
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	740,200	2,791,407
*	Yida China Holdings, Ltd.	1,148,000	296,275
	Yip’s Chemical Holdings, Ltd.	1,728,000	523,056
# *	Yiren Digital, Ltd., ADR	211,195	834,220
	Yorkey Optical International Cayman, Ltd.	396,000	30,278
*	Youyuan International Holdings, Ltd.	2,698,070	33,933
*	YuanShengTai Dairy Farm, Ltd.	8,272,000	342,712
	Yuexiu Property Co., Ltd.	53,900,284	10,248,034
	Yuexiu Transport Infrastructure, Ltd.	6,128,018	4,277,817
	Yuzhou Properties Co., Ltd.	15,039,759	6,407,453
#	Zhaojin Mining Industry Co., Ltd., Class H	4,695,000	5,274,940
#	Zhejiang Expressway Co., Ltd., Class H	9,716,000	7,348,179
# *	Zhejiang Glass Co., Ltd.	445,000	0
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	3,300	22,631
	Zhejiang Kaishan Compressor Co., Ltd., Class A	30,000	44,917
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,827,800	742,820
# *	Zhong An Group, Ltd.	20,677,800	635,041
#	Zhongyu Gas Holdings, Ltd.	1,899,306	1,626,423
#	Zhou Hei Ya International Holdings Co., Ltd.	4,521,500	2,541,838
# *	Zhuguang Holdings Group Co., Ltd.	7,324,000	1,055,868
	Zhuhai Holdings Investment Group, Ltd.	2,104,000	325,463
	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	49,600	72,654
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	1,775,000	5,429,965

TOTAL CHINA			966,698,997

COLOMBIA — (0.2%)
	Bolsa de Valores de Colombia	63,819	151,044
	Celsia SA ESP	2,207,486	2,341,864
	Cementos Argos SA	1,165,041	1,146,207
*	CEMEX Latam Holdings SA	1,024,868	465,967
*	Constructora Conconcreto SA	323,906	33,953
*	Corp. Financiera Colombiana SA	315,671	2,057,167
*	Empresa de Telecomunicaciones de Bogota	528,419	29,097
	Grupo Nutresa SA	134,015	746,747
	Interconexion Electrica SA ESP	21,420	98,470
	Mineros SA	205,322	159,217
	Promigas SA ESP	10,240	18,080

TOTAL COLOMBIA			7,247,813

GREECE — (0.5%)
	Aegean Airlines SA	208,092	1,343,907
	Athens Water Supply & Sewage Co. SA	211,352	1,568,392
	AUTOHELLAS SA	121,771	624,458
	Bank of Greece	140,045	2,013,770
*	Ellaktor SA	733,119	716,496

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Fourlis Holdings SA	256,837	$1,006,095
*	GEK Terna Holding Real Estate Construction SA	480,472	3,067,268
	Hellenic Exchanges - Athens Stock Exchange SA	403,464	1,503,775
	Holding Co. ADMIE IPTO SA	634,274	1,422,819
*	Intracom Holdings SA	265,272	144,382
*	Intralot SA-Integrated Lottery Systems & Services	501,926	77,946
*	LAMDA Development SA	343,037	2,254,717
*	Marfin Investment Group Holdings SA	4,448,562	324,687
	Mytilineos SA	244,926	1,826,393
*	Piraeus Bank SA	1,199,594	1,601,123
	Piraeus Port Authority SA	43,831	821,639
	Sarantis SA	190,274	1,629,439
	Terna Energy SA	213,875	1,997,370
	Thessaloniki Port Authority SA	344	7,859

TOTAL GREECE			23,952,535

HONG KONG — (0.1%)
*	Anxin-China Holdings, Ltd.	16,347,000	0
*	China Agri-Products Exchange, Ltd.	45,605	412
	Fiber Optic Center, Inc.	9,639,999	65,282
#	Fuguiniao Co., Ltd.	1,930,000	181,113
	Hosa International, Inc.	3,700,000	25,963
*	Karce International Holdings Open	1,336,000	0
# *	Long Well International Holdings, Ltd.	15,232,000	43,422
	My Medicare	6,950,000	38,638
	Real Gold Mining, Ltd.	300,500	10,194
	Shougang Concord International Enterprises Co., Ltd.	10,977,600	2,082,530
	Tech-Pro, Inc.	43,862,000	72,420

TOTAL HONG KONG			2,519,974

HUNGARY — (0.1%)
*	CIG Pannonia Life Insurance P.L.C., Class A	205,071	85,821
	Magyar Telekom Telecommunications P.L.C.	1,977,515	2,458,593
# *	Opus Global Nyrt	223,244	183,774
	Richter Gedeon Nyrt	114,778	2,452,661

TOTAL HUNGARY			5,180,849

INDIA — (11.5%)
*	3M India, Ltd.	4,156	1,056,206
*	5Paisa Capital, Ltd.	23,504	48,644
	Aarti Drugs, Ltd.	20,845	196,281
	Aarti Industries, Ltd.	394,124	5,727,151
*	Aarti Surfactants, Ltd.	19,706	10,456
	Abbott India, Ltd.	15,291	3,555,586
*	Accelya Kale Solutions, Ltd.	3,300	39,724
	Adani Enterprises, Ltd.	740,109	1,365,349
	Adani Gas, Ltd.	303,642	418,547
*	Adani Green Energy, Ltd.	799,473	2,224,273
*	Adani Power, Ltd.	2,993,477	1,244,922
*	Adani Transmissions, Ltd.	448,591	1,219,127
*	Aditya Birla Capital, Ltd.	728,578	481,009
*	Aditya Birla Fashion and Retail, Ltd.	841,640	1,287,692
	Advanced Enzyme Technologies, Ltd.	180,273	347,183
	Aegis Logistics, Ltd.	682,381	1,528,876
	Agro Tech Foods, Ltd.	75,081	472,238
	Ahluwalia Contracts India, Ltd.	24,323	59,002
	AIA Engineering, Ltd.	234,620	5,058,907
	Ajanta Pharma, Ltd.	194,402	3,814,180

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Akzo Nobel India, Ltd.	76,965	$2,121,108
	Alembic Pharmaceuticals, Ltd.	443,923	4,369,723
	Alembic, Ltd.	618,680	414,559
	Alkyl Amines Chemicals	25,698	606,906
	Allcargo Logistics, Ltd.	441,475	436,523
	Amara Raja Batteries, Ltd.	200,856	1,515,967
	Amber Enterprises India, Ltd.	9,759	138,095
	Amrutanjan Health Care, Ltd.	7,403	37,990
*	Amtek Auto, Ltd.	217,501	1,493
	Anant Raj, Ltd.	672,753	150,283
	Andhra Sugars, Ltd. (The)	26,020	88,149
*	Anup Engineering, Ltd.	23,197	97,307
	Apar Industries, Ltd.	90,684	373,045
	Apcotex Industries, Ltd.	3,763	5,151
	APL Apollo Tubes, Ltd.	41,693	791,091
	Apollo Hospitals Enterprise, Ltd.	426,257	7,852,940
	Apollo Tyres, Ltd.	1,844,425	2,343,996
*	Arvind Fashions, Ltd.	213,564	393,590
	Arvind, Ltd.	682,156	217,714
	Asahi India Glass, Ltd.	456,696	1,018,080
	Ashiana Housing, Ltd.	242,139	136,415
	Ashok Leyland, Ltd.	4,777,564	3,280,484
*	Ashoka Buildcon, Ltd.	470,776	395,991
	Astra Microwave Products, Ltd.	45,929	39,282
	Astral Polytechnik, Ltd.	165,627	2,079,498
	AstraZeneca Pharma India, Ltd.	19,541	777,049
	Atul, Ltd.	73,157	4,708,930
	Automotive Axles, Ltd.	31,435	210,897
	Avanti Feeds, Ltd.	294,339	1,670,908
*	Bajaj Consumer Care, Ltd.	445,621	850,982
	Bajaj Electricals, Ltd.	206,979	934,012
*	Bajaj Hindusthan Sugar, Ltd.	2,833,384	208,936
	Bajaj Holdings & Investment, Ltd.	96,197	2,595,707
	Balaji Amines, Ltd.	64,754	351,285
	Balkrishna Industries, Ltd.	552,678	6,719,933
	Balmer Lawrie & Co., Ltd.	463,285	615,522
	Balrampur Chini Mills, Ltd.	1,031,681	1,356,397
	Banco Products India, Ltd.	152,996	140,685
	Bandhan Bank, Ltd.	67,331	232,245
*	Bank of Maharashtra	1,620,868	206,144
	Bannari Amman Sugars, Ltd.	14,297	171,248
	BASF India, Ltd.	81,551	1,131,490
	Bata India, Ltd.	157,245	2,874,241
	Bayer CropScience, Ltd.	7,704	438,115
	BEML, Ltd.	76,057	587,977
	Berger Paints India, Ltd.	508,953	3,413,066
*	BF Utilities, Ltd.	82,031	186,961
	Bhansali Engineering Polymers, Ltd.	345,140	176,782
	Bharat Dyanamics, Ltd.	18,219	52,104
	Bharat Electronics, Ltd.	823,398	787,873
	Bharat Forge, Ltd.	290,261	1,179,007
	Bharat Heavy Electricals, Ltd.	4,925,028	1,469,700
	Bharat Rasayan, Ltd.	2,844	259,564
*	Bharti Airtel, Ltd.	915	6,231
	Birla Corp., Ltd.	137,043	744,259
*	Birla Tyres, Ltd.	78,725	6,971
*	Birlasoft, Ltd.	1,131,802	1,080,546
	Bliss Gvs Pharma, Ltd.	354,023	453,191
	Blue Dart Express, Ltd.	34,883	1,029,940

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Blue Star, Ltd.	182,107	$1,283,274
	Bodal Chemicals, Ltd.	291,542	201,455
	Bombay Dyeing & Manufacturing Co., Ltd.	413,940	282,085
	Borosil Renewables, Ltd.	119,703	59,025
	Brigade Enterprises, Ltd.	417,216	654,082
	BSE, Ltd.	74,598	385,296
	Can Fin Homes, Ltd.	236,350	1,002,286
*	Canara Bank	1,745,555	2,017,355
	Capacit’e Infraprojects, Ltd.	15,657	18,029
	Caplin Point Laboratories, Ltd.	122,099	561,978
	Carborundum Universal, Ltd.	377,694	1,108,444
	Care Ratings, Ltd.	72,983	357,941
	Castrol India, Ltd.	540,366	930,987
	CCL Products India, Ltd.	400,185	1,027,602
	Ceat, Ltd.	149,457	1,586,170
	Central Depository Services India, Ltd.	189,122	565,516
	Century Plyboards India, Ltd.	426,413	689,705
	Century Textiles & Industries, Ltd.	169,090	650,656
	Cera Sanitaryware, Ltd.	32,492	955,233
	CESC, Ltd.	420,901	3,616,528
*	CG Power and Industrial Solutions, Ltd.	2,544,959	268,658
	Chambal Fertilizers & Chemicals, Ltd.	943,783	1,617,532
*	Chennai Petroleum Corp., Ltd.	258,566	213,378
	Chennai Super Kings Cricket, Ltd.	1,658,632	9,319
*	Cholamandalam Financial Holdings, Ltd.	515,103	2,017,375
	Cholamandalam Investment and Finance Co., Ltd.	59,356	124,080
	City Union Bank, Ltd.	1,698,638	3,215,697
	Cochin Shipyard, Ltd.	43,308	142,735
*	Coffee Day Enterprises, Ltd.	170,282	42,998
	Coromandel International, Ltd.	576,439	4,485,475
*	CreditAccess Grameen, Ltd.	13,116	84,487
	CRISIL, Ltd.	131,327	2,559,127
	Crompton Greaves Consumer Electricals, Ltd.	2,964,416	8,722,932
	Cummins India, Ltd.	235,271	1,171,501
	Cyient, Ltd.	394,638	1,199,238
*	Dalmia Bharat, Ltd.	324,460	2,245,368
	DB Corp., Ltd.	166,994	165,500
	DCB Bank, Ltd.	1,293,677	1,370,447
	DCM Shriram, Ltd.	296,517	1,075,107
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	187,415	256,604
	Deepak Nitrite, Ltd.	291,386	1,936,372
	Delta Corp., Ltd.	661,802	599,704
	DFM Foods, Ltd.	10,606	29,717
	Dhampur Sugar Mills, Ltd.	160,213	212,414
	Dhanuka Agritech, Ltd.	52,930	311,670
	Dilip Buildcon, Ltd.	206,171	700,505
*	Dish TV India, Ltd.	3,416,870	217,218
	Dishman Carbogen Amcis, Ltd.	540,977	601,965
	Dixon Technologies India, Ltd.	15,729	949,636
	Dr Lal PathLabs, Ltd.	158,114	3,280,075
*	Dynamatic Technologies, Ltd.	8,945	64,891
	eClerx Services, Ltd.	152,368	935,866
	Edelweiss Financial Services, Ltd.	1,553,368	809,792
	EID Parry India, Ltd.	482,515	930,116
	EIH, Ltd.	1,036,646	1,033,680
	Elgi Equipments, Ltd.	360,052	622,326
	Emami, Ltd.	218,114	564,503
	Endurance Technologies, Ltd.	29,902	266,647
	Engineers India, Ltd.	1,113,626	992,669

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Entertainment Network India, Ltd.	67,400	$123,286
	Eris Lifesciences, Ltd.	75,063	494,425
	Escorts, Ltd.	513,152	4,803,721
	Essel Propack, Ltd.	160,818	379,558
*	Excel Industries, Ltd.	3,403	29,583
	Exide Industries, Ltd.	1,455,186	3,036,538
	FDC, Ltd.	412,778	1,328,115
	Federal Bank, Ltd.	10,230,166	6,576,381
	Fine Organic Industries, Ltd.	658	17,498
	Finolex Cables, Ltd.	693,132	2,342,697
	Finolex Industries, Ltd.	285,819	1,524,579
	Firstsource Solutions, Ltd.	1,223,791	569,262
*	Force Motors, Ltd.	4,465	51,289
*	Fortis Healthcare, Ltd.	2,456,374	4,107,812
*	Future Enterprises, Ltd.	834,553	140,365
	Future Lifestyle Fashions, Ltd.	141,933	292,240
*	Future Retail, Ltd.	143,111	162,435
	Gabriel India, Ltd.	416,051	456,353
	Galaxy Surfactants, Ltd.	4,971	92,160
	Garware Technical Fibres, Ltd.	56,666	953,406
	Gateway Distriparks, Ltd.	365,347	443,329
	GE Power India, Ltd.	3,345	19,921
	GE T&D India, Ltd.	196,502	219,608
	GHCL, Ltd.	237,567	330,312
	GIC Housing Finance, Ltd.	98,590	94,724
	Gillette India, Ltd.	16,036	1,135,898
	GlaxoSmithKline Pharmaceuticals, Ltd.	12,699	240,848
	Glenmark Pharmaceuticals, Ltd.	579,828	2,566,357
	GMM Pfaudler, Ltd.	2,017	93,348
*	GMR Infrastructure, Ltd.	10,477,062	2,361,828
	GOCL Corp., Ltd.	46,790	98,164
	Godfrey Phillips India, Ltd.	91,690	1,220,193
	Godrej Agrovet, Ltd.	22,929	123,598
	Godrej Industries, Ltd.	471,291	1,651,481
*	Godrej Properties, Ltd.	171,502	1,524,517
	Granules India, Ltd.	751,239	1,595,834
	Graphite India, Ltd.	52,686	145,304
	Great Eastern Shipping Co., Ltd. (The)	440,195	1,370,422
*	Greaves Cotton, Ltd.	583,522	614,846
*	Greenpanel Industries, Ltd.	223,561	81,338
	Greenply Industries, Ltd.	228,130	313,832
	Grindwell Norton, Ltd.	105,759	726,476
	Gujarat Alkalies & Chemicals, Ltd.	150,535	720,823
	Gujarat Ambuja Exports, Ltd.	252,358	406,516
*	Gujarat Fluorochemicals, Ltd.	224,424	925,764
	Gujarat Gas, Ltd.	1,484,059	5,129,914
	Gujarat Industries Power Co., Ltd.	253,660	198,230
	Gujarat Mineral Development Corp., Ltd.	582,852	302,759
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	250,999	465,680
	Gujarat Pipavav Port, Ltd.	1,270,512	960,960
	Gujarat State Fertilizers & Chemicals, Ltd.	561,559	326,994
	Gujarat State Petronet, Ltd.	1,126,654	3,110,358
	Gulf Oil Lubricants India, Ltd.	95,362	754,520
*	GVK Power & Infrastructure, Ltd.	4,262,306	154,302
	Hatsun Agro Products, Ltd.	68,638	460,799
	HBL Power Systems, Ltd.	627,675	107,893
*	HealthCare Global Enterprises, Ltd.	92,974	85,497
	HEG, Ltd.	11,644	122,989
	HeidelbergCement India, Ltd.	456,501	942,989

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Hemisphere Properties India, Ltd.	216,014	$179,928
	Heritage Foods, Ltd.	80,360	292,243
	Hester Biosciences, Ltd.	11,114	196,781
	Hexaware Technologies, Ltd.	781,273	2,895,893
	HFCL, Ltd.	3,822,351	553,698
	HG Infra Engineering Ltd.	6,179	14,724
	Hikal, Ltd.	293,220	432,408
	HIL, Ltd.	15,712	164,463
	Himadri Speciality Chemical, Ltd.	634,968	416,286
	Himatsingka Seide, Ltd.	241,258	173,561
	Hinduja Global Solutions, Ltd.	46,310	355,623
*	Hindustan Construction Co., Ltd.	1,606,341	105,439
*	Hindustan Oil Exploration Co., Ltd.	265,838	141,708
	Honda SIEL Power Products, Ltd.	16,776	196,558
	Honeywell Automation India, Ltd.	12,154	4,556,961
	Hopewell Tableware, Ltd.	119,703	222,844
*	Housing Development & Infrastructure, Ltd.	547,080	13,367
	Huhtamaki PPL, Ltd.	141,795	390,875
	ICICI Securities, Ltd.	134,319	640,227
	ICRA, Ltd.	3,234	97,943
*	IDFC First Bank, Ltd.	13,130,930	3,770,607
	IDFC, Ltd.	5,811,076	1,117,767
*	IFB Industries, Ltd.	66,771	363,859
*	IFCI, Ltd.	4,718,554	255,895
	IIFL Finance, Ltd.	1,309,555	1,327,277
	IIFL Securities, Ltd.	1,410,829	637,322
	IIFL Wealth Management, Ltd.	201,547	2,516,183
	India Cements, Ltd. (The)	1,409,890	1,927,899
	India Glycols, Ltd.	67,908	249,541
	India Nippon Electricals, Ltd.	14,955	58,808
	Indiabulls Housing Finance, Ltd.	1,474,130	2,582,418
*	Indiabulls Integrated Services, Ltd.	41,160	23,636
*	Indiabulls Real Estate, Ltd.	1,798,473	1,380,527
	Indiabulls Ventures, Ltd.	898,257	1,259,301
	Indiabulls Ventures, Ltd.	152,225	59,345
*	Indian Bank	958,733	657,542
	Indian Energy Exchange, Ltd.	107,781	215,279
	Indian Hotels Co., Ltd. (The)	3,481,622	3,686,973
	Indian Hume Pipe Co., Ltd.	61,177	130,574
*	Indian Overseas Bank	3,261,175	331,761
	Indo Count Industries, Ltd.	435,926	169,992
	Indoco Remedies, Ltd.	229,073	712,100
	INEOS Styrolution India, Ltd.	29,043	223,178
	Infibeam Avenues, Ltd.	887,661	523,969
	Ingersoll-Rand India, Ltd.	70,338	586,704
	Inox Leisure, Ltd.	344,055	966,869
	Insecticides India, Ltd.	32,706	177,813
*	Intellect Design Arena, Ltd.	352,089	330,541
	Ipca Laboratories, Ltd.	386,950	8,256,725
*	IRB Infrastructure Developers, Ltd.	1,036,768	953,110
	IRCON International, Ltd.	94,785	107,155
	ITD Cementation India, Ltd.	370,866	185,508
*	ITI, Ltd.	77,824	88,308
	J Kumar Infraprojects, Ltd.	166,672	175,718
	Jagran Prakashan, Ltd.	574,711	316,442
	Jai Corp., Ltd.	298,020	276,030
*	Jaiprakash Associates, Ltd.	2,401,991	52,553
*	Jaiprakash Power Ventures, Ltd.	15,245,328	139,898
*	Jammu & Kashmir Bank, Ltd. (The)	1,584,236	311,175

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jamna Auto Industries, Ltd.	913,298	$312,504
	JB Chemicals & Pharmaceuticals, Ltd.	200,453	1,485,281
*	Jindal Photo Imaging, Ltd.	27,121	22,717
	Jindal Poly Films, Ltd.	95,594	313,290
	Jindal Saw, Ltd.	837,686	614,595
*	Jindal Stainless Hisar, Ltd.	336,993	196,920
*	Jindal Stainless, Ltd.	553,776	227,929
*	Jindal Steel & Power, Ltd.	2,739,856	3,357,430
	JK Cement, Ltd.	158,530	2,355,047
	JK Lakshmi Cement, Ltd.	245,690	648,573
	JK Paper, Ltd.	454,422	591,665
	JK Tyre & Industries, Ltd.	437,511	300,580
	JM Financial, Ltd.	1,876,685	1,608,727
	JMC Projects India, Ltd.	273,093	147,443
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	62,391	1,944,258
	JSW Energy, Ltd.	2,583,431	1,519,251
	JTEKT India, Ltd.	143,939	95,301
	Jubilant Foodworks, Ltd.	499,835	10,779,815
	Jubilant Life Sciences, Ltd.	517,993	2,748,437
*	Just Dial, Ltd.	239,713	1,278,472
	Jyothy Labs, Ltd.	702,307	1,078,396
	Kajaria Ceramics, Ltd.	508,518	2,523,191
	Kalpataru Power Transmission, Ltd.	344,453	1,056,894
	Kalyani Steels, Ltd.	97,687	198,140
	Kansai Nerolac Paints, Ltd.	182,999	992,594
	Karnataka Bank, Ltd. (The)	1,488,891	863,230
	Karur Vysya Bank, Ltd. (The)	2,646,453	1,030,529
	Kaveri Seed Co., Ltd.	217,285	1,075,268
	KCP, Ltd. (The)	269,517	151,751
	KEC International, Ltd.	528,457	1,367,602
	KEI Industries, Ltd.	275,843	1,059,736
	Kewal Kiran Clothing, Ltd.	2,328	25,026
	Kiri Industries, Ltd.	74,470	288,654
	Kirloskar Brothers, Ltd.	136,214	189,091
	Kirloskar Oil Engines, Ltd.	257,475	381,434
	KNR Constructions, Ltd.	267,700	741,111
	Kolte-Patil Developers, Ltd.	80,966	179,551
*	KPIT Technologies, Ltd.	1,131,802	843,397
	KPR Mill, Ltd.	105,973	649,416
	KRBL, Ltd.	394,087	1,005,034
	KSB, Ltd.	40,851	264,876
	L&T Finance Holdings, Ltd.	2,809,850	2,427,045
	LA Opala RG, Ltd.	131,747	306,323
	Lakshmi Machine Works, Ltd.	20,008	642,978
*	Lakshmi Vilas Bank, Ltd. (The)	85,530	16,760
	Laurus Labs, Ltd.	110,867	750,137
	LG Balakrishnan & Bros, Ltd.	50,669	130,097
	LIC Housing Finance, Ltd.	209,903	785,184
	Linde India, Ltd.	103,584	736,457
	LT Foods, Ltd.	694,369	200,566
	Lumax Industries, Ltd.	7,257	99,442
	LUX Industries, Ltd.	43,583	542,377
	Magma Fincorp, Ltd.	401,116	98,312
	Mahanagar Gas, Ltd.	266,149	3,404,555
	Maharashtra Scooters, Ltd.	8,849	263,415
	Maharashtra Seamless, Ltd.	142,905	420,783
	Mahindra & Mahindra Financial Services, Ltd.	646,761	1,412,528
*	Mahindra CIE Automotive, Ltd.	440,936	552,195
*	Mahindra Holidays & Resorts India, Ltd.	275,377	480,919

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mahindra Lifespace Developers, Ltd.	158,337	$391,628
	Mahindra Logistics, Ltd.	13,323	45,922
	Maithan Alloys, Ltd.	3,803	19,792
	Majesco, Ltd.	77,810	278,312
	Manappuram Finance, Ltd.	2,043,527	3,603,123
	Mangalore Refinery & Petrochemicals, Ltd.	973,101	416,226
	Marksans Pharma, Ltd.	1,386,544	367,921
	MAS Financial Services, Ltd.	21,563	179,751
	Mastek, Ltd.	54,899	185,338
*	Max Financial Services, Ltd.	668,286	4,121,798
*	Max India, Ltd.	924,605	749,797
	Mayur Uniquoters, Ltd.	95,841	193,275
	Meghmani Organics, Ltd.	550,558	364,759
	Minda Corp., Ltd.	62,629	56,226
	Minda Industries, Ltd.	318,014	1,213,676
	Mindtree, Ltd.	271,568	3,284,048
	MM Forgings, Ltd.	9,652	23,765
	MOIL, Ltd.	431,296	737,882
*	Morepen Laboratories, Ltd.	1,301,310	314,177
	Motilal Oswal Financial Services, Ltd.	180,212	1,211,771
	Mphasis, Ltd.	554,543	5,487,574
	MPS, Ltd.	36,417	134,454
	Multi Commodity Exchange of India, Ltd.	77,195	1,086,192
*	Muthoot Capital Services, Ltd.	34,866	134,718
	Muthoot Finance, Ltd.	620,891	7,154,945
	Narayana Hrudayalaya, Ltd.	222,842	820,616
	Natco Pharma, Ltd.	576,061	4,644,402
	National Aluminium Co., Ltd.	3,035,749	1,270,478
	Nava Bharat Ventures, Ltd.	438,140	219,728
	Navin Fluorine International, Ltd.	109,618	2,264,223
	Navneet Education, Ltd.	623,067	597,620
	NBCC India, Ltd.	1,986,749	517,715
	NCC, Ltd.	3,085,488	1,053,734
	NESCO, Ltd.	158,420	940,887
*	Network18 Media & Investments, Ltd.	627,668	187,346
	Neuland Laboratories, Ltd.	14,795	86,909
	Newgen Software Technologies, Ltd.	3,784	6,720
	NHPC, Ltd.	271,593	74,869
	NIIT Technologies, Ltd.	105,459	1,677,751
	NIIT, Ltd.	370,759	414,536
	Nilkamal, Ltd.	34,294	483,607
	NLC India, Ltd.	664,476	399,752
	NOCIL, Ltd.	325,603	374,439
	NRB Bearings, Ltd.	233,278	220,205
	Nucleus Software Exports, Ltd.	30,339	90,260
	Oberoi Realty, Ltd.	467,355	2,101,713
	Oil India, Ltd.	1,108,498	1,443,502
	Omaxe, Ltd.	269,895	552,237
*	Oracle Financial Services Software, Ltd.	439	13,588
	Orient Cement, Ltd.	417,073	224,717
	Orient Electric, Ltd.	388,074	949,426
	Orient Refractories, Ltd.	181,847	353,314
	Oriental Carbon & Chemicals, Ltd.	13,160	107,900
	Paisalo Digital, Ltd.	11,486	25,832
	Parag Milk Foods, Ltd.	213,876	257,453
*	PC Jeweller, Ltd.	1,075,573	170,604
	Persistent Systems, Ltd.	270,386	1,697,944
	Pfizer, Ltd.	92,675	6,036,864
	Phillips Carbon Black, Ltd.	389,751	410,275

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Phoenix Mills, Ltd. (The)	357,609	$2,593,131
	PI Industries, Ltd.	438,938	9,166,386
	PNB Housing Finance, Ltd.	238,767	624,825
	PNC Infratech, Ltd.	120,036	197,914
	Poly Medicure, Ltd.	70,966	213,559
	Polyplex Corp., Ltd.	56,807	329,961
	Power Mech Projects, Ltd.	15,464	77,644
*	Prabhat Dairy, Ltd.	131,884	117,148
	Praj Industries, Ltd.	423,584	344,067
	Prakash Industries, Ltd.	358,348	151,280
	Prestige Estates Projects, Ltd.	800,395	1,827,074
*	Prime Focus, Ltd.	140,332	52,553
	Prism Johnson, Ltd.	631,808	319,896
*	Procter & Gamble Health, Ltd.	43,498	2,473,884
	PSP Projects, Ltd.	13,842	67,349
	PTC India Financial Services, Ltd.	1,468,842	185,675
	PTC India, Ltd.	1,402,649	741,270
*	Punjab National Bank	1,961,074	838,320
	PVR, Ltd.	208,203	2,768,481
*	Quess Corp., Ltd.	89,506	248,884
	Quick Heal Technologies, Ltd.	61,689	96,228
	Radico Khaitan, Ltd.	389,838	1,531,764
	Rain Industries Ltd.	615,411	574,730
	Rajesh Exports, Ltd.	300,200	2,465,186
	Rallis India, Ltd.	467,548	1,316,534
	Ramco Cements, Ltd. (The)	397,937	2,917,697
	Ramco Industries, Ltd.	178,910	310,084
	Ramkrishna Forgings, Ltd.	76,946	190,164
	Rane Holdings, Ltd.	18,184	95,281
	Rashtriya Chemicals & Fertilizers, Ltd.	977,335	506,485
	Ratnamani Metals & Tubes, Ltd.	71,509	867,903
	Raymond, Ltd.	229,764	732,248
	RBL Bank, Ltd.	1,178,715	2,029,255
	Redington India, Ltd.	1,758,618	1,738,134
	Relaxo Footwears, Ltd.	257,596	2,167,054
*	Reliance Infrastructure, Ltd.	768,426	224,707
*	Reliance Power, Ltd.	1,973,701	60,055
*	Religare Enterprises, Ltd.	66,465	20,641
	Repco Home Finance, Ltd.	238,784	399,517
*	RP-SG Business Process Services, Ltd.	70,349	124,935
	Sadbhav Engineering, Ltd.	525,941	324,329
	Sadbhav Infrastructure Project, Ltd.	168,293	40,872
	Sagar Cements, Ltd.	15,163	59,753
*	Sanghi Industries, Ltd.	343,110	85,628
	Sanofi India, Ltd.	45,432	4,663,391
	Saregama India, Ltd.	51,493	184,368
	Sasken Technologies, Ltd.	34,374	185,928
*	Satin Creditcare Network, Ltd.	18,130	14,621
	Savita Oil Technologies, Ltd.	1,482	13,801
	Schaeffler India, Ltd.	38,929	1,782,043
*	Schneider Electric Infrastructure, Ltd.	59,047	65,365
	Security & Intelligence Services India, Ltd.	1,632	9,080
	Sequent Scientific, Ltd.	244,159	244,268
	SH Kelkar & Co., Ltd.	128,058	110,765
	Shankara Building Products, Ltd.	23,325	79,025
	Sharda Cropchem, Ltd.	97,276	189,702
*	Sheela Foam, Ltd.	4,860	96,850
	Shilpa Medicare, Ltd.	123,440	590,793
*	Shipping Corp. of India, Ltd.	756,298	438,829

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shoppers Stop, Ltd.	76,321	$188,785
	Shriram City Union Finance, Ltd.	64,781	628,589
	Shriram Transport Finance Co., Ltd.	1,158	12,015
	Siyaram Silk Mills, Ltd.	30,118	53,414
	SKF India, Ltd.	123,880	2,420,673
	SML ISUZU, Ltd.	34,426	176,873
	Sobha, Ltd.	337,751	899,484
	Solar Industries India, Ltd.	147,949	1,730,596
	Solara Active Pharma Sciences, Ltd.	9,569	73,545
	Somany Ceramics, Ltd.	50,658	72,964
*	Somany Home Innovation, Ltd.	230,605	226,199
	Sonata Software, Ltd.	269,603	763,926
	South Indian Bank, Ltd. (The)	6,306,233	492,187
	SRF, Ltd.	128,616	6,303,409
	Srikalahasthi Pipes, Ltd.	114,116	223,983
	Star Cement, Ltd.	205,348	212,936
	Steel Authority of India, Ltd.	4,695,612	1,956,885
	Sterlite Technologies, Ltd.	742,267	879,387
	Strides Pharma Science, Ltd.	332,258	1,900,757
	Subros, Ltd.	140,996	303,582
	Sudarshan Chemical Industries	141,266	764,637
*	Sumitomo Chemical India, Ltd.	124,491	398,776
	Sun TV Network, Ltd.	524,024	2,664,474
	Sundaram Finance Holdings, Ltd.	54,598	33,161
	Sundaram Finance, Ltd.	67,923	1,142,602
	Sundaram-Clayton, Ltd.	6,812	129,268
	Sundram Fasteners, Ltd.	421,449	1,861,951
	Sunteck Realty, Ltd.	301,891	792,081
	Suprajit Engineering, Ltd.	244,793	391,309
	Supreme Industries, Ltd.	290,557	4,193,663
	Supreme Petrochem, Ltd.	165,945	341,006
	Surya Roshni, Ltd.	101,312	121,255
*	Suven Life Sciences, Ltd.	437,090	264,046
*	Suven Pharmaceuticals, Ltd.	437,090	1,728,687
*	Suzlon Energy, Ltd.	10,013,342	353,204
	Swan Energy, Ltd.	76,621	102,321
	Swaraj Engines, Ltd.	28,164	365,348
	Symphony, Ltd.	72,354	886,756
	Syngene International, Ltd.	503,550	2,117,853
	TAKE Solutions, Ltd.	353,354	272,541
	Tanla Solutions, Ltd.	39,397	34,467
	Tasty Bite Eatables, Ltd.	629	87,477
	Tata Chemicals, Ltd.	395,329	1,477,984
	Tata Communications, Ltd.	233,493	1,325,822
	Tata Consumer Products, Ltd.	2,827,902	13,144,417
	Tata Elxsi, Ltd.	123,460	1,310,639
	Tata Metaliks, Ltd.	76,828	483,198
	Tata Power Co., Ltd. (The)	4,443,162	1,877,867
*	Tata Sponge Iron, Ltd.	101,910	314,455
*	Tata Steel BSL, Ltd.	85,559	20,245
	TCI Express, Ltd.	115,752	1,081,332
*	Techno Electric & Engineering Co., Ltd.	248,038	699,562
	Tejas Networks, Ltd.	52,773	26,108
	Texmaco Rail & Engineering, Ltd.	418,713	141,889
	Thermax, Ltd.	200,679	1,936,637
	Thirumalai Chemicals, Ltd.	274,587	164,590
	Thomas Cook India, Ltd.	274,977	97,949
	Thyrocare Technologies, Ltd.	72,894	488,000
	Tide Water Oil Co India, Ltd.	7,147	341,536

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Time Technoplast, Ltd.	637,462	$289,340
	Timken India, Ltd.	164,686	1,945,615
	Tinplate Co. of India, Ltd. (The)	242,554	276,419
	Torrent Power, Ltd.	1,064,851	4,695,767
	Tourism Finance Corp. of India, Ltd.	95,791	42,529
	Transport Corp. of India, Ltd.	214,413	483,911
	Trent, Ltd.	449,150	2,978,827
	Trident, Ltd.	6,329,229	407,812
	Triveni Engineering & Industries, Ltd.	488,610	242,056
	Triveni Turbine, Ltd.	426,083	427,000
	TTK Prestige, Ltd.	31,013	1,989,209
	Tube Investments of India, Ltd.	560,742	2,771,755
	TV Today Network, Ltd.	157,798	409,518
*	TV18 Broadcast, Ltd.	3,358,323	866,773
	TVS Srichakra, Ltd.	16,436	227,156
*	UCO Bank	2,632,442	446,526
	Uflex, Ltd.	209,745	510,119
	Unichem Laboratories, Ltd.	205,540	406,033
*	Union Bank of India	3,877,648	1,394,852
*	Usha Martin, Ltd.	50,166	10,348
*	VA Tech Wabag, Ltd.	152,604	260,805
	Vaibhav Global, Ltd.	62,500	785,201
	Vakrangee, Ltd.	737,146	247,830
	Vardhman Textiles, Ltd.	131,212	1,124,267
	Varroc Engineering, Ltd.	13,628	28,742
	Varun Beverages, Ltd.	85,287	757,612
	Venky’s India, Ltd.	25,598	371,099
	Vesuvius India, Ltd.	9,930	122,038
	V-Guard Industries, Ltd.	837,555	1,943,981
	Vinati Organics, Ltd.	157,412	2,047,304
	Vindhya Telelinks, Ltd.	15,392	126,583
	VIP Industries, Ltd.	255,464	784,141
	V-Mart Retail, Ltd.	40,820	932,870
*	Vodafone Idea, Ltd.	26,426,231	1,463,691
	Voltas, Ltd.	232,681	1,561,115
	VRL Logistics, Ltd.	176,245	380,054
	VST Industries, Ltd.	32,402	1,250,591
	VST Tillers Tractors, Ltd.	13,719	165,664
	WABCO India, Ltd.	28,222	2,329,983
	Welspun Corp., Ltd.	607,723	511,624
	Welspun Enterprises, Ltd.	395,274	273,747
	Welspun India, Ltd.	2,198,569	764,625
	West Coast Paper Mills, Ltd.	160,745	301,309
*	Westlife Development Ltd.	15,971	67,975
	Wheels India, Ltd.	3,448	19,085
	Whirlpool of India, Ltd.	76,768	2,089,531
*	Wockhardt, Ltd.	169,050	571,767
	Wonderla Holidays, Ltd.	83,094	142,457
	Yes Bank, Ltd.	237,637	88,131
	Zee Entertainment Enterprises, Ltd.	74,334	156,037
	Zee Learn, Ltd.	911,672	163,787
	Zensar Technologies, Ltd.	496,220	554,447
	Zydus Wellness, Ltd.	54,838	991,770

TOTAL INDIA			550,288,811

INDONESIA — (1.9%)
	Ace Hardware Indonesia Tbk PT	27,778,600	2,827,428
	Adhi Karya Persero Tbk PT	13,220,088	485,589
*	Adi Sarana Armada Tbk PT	4,074,600	101,659

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Agung Podomoro Land Tbk PT	24,163,300	$168,702
	AKR Corporindo Tbk PT	12,923,200	2,071,138
*	Alam Sutera Realty Tbk PT	96,602,100	759,571
	Aneka Tambang Tbk	56,929,191	1,945,399
*	Armidian Karyatama Tbk PT	844,800	2,130
	Arwana Citramulia Tbk PT	28,231,700	771,420
	Asahimas Flat Glass Tbk PT	978,600	190,590
	Astra Agro Lestari Tbk PT	2,779,400	1,131,522
	Astra Otoparts Tbk PT	3,767,800	196,399
*	Astrindo Nusantara Infrastructure Tbk PT	99,399,300	334,115
*	Asuransi Kresna Mitra Tbk PT	9,131,000	705,343
*	Bakrie Telecom Tbk PT	49,756,298	31,359
*	Bank Bukopin Tbk	46,493,566	370,836
*	Bank Capital Indonesia Tbk PT	1,152,700	32,801
*	Bank Ina Perdana PT	6,723,800	490,731
	Bank Maybank Indonesia Tbk PT	6,897,100	69,319
*	Bank Nationalnobu Tbk PT	715,800	44,803
*	Bank Pan Indonesia Tbk PT	21,002,000	1,052,707
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	19,223,900	1,034,797
	Bank Pembangunan Daerah Jawa Timur Tbk PT	24,332,500	915,549
*	Bank Permata Tbk PT	3,881,102	320,716
	Bank Tabungan Negara Persero Tbk PT	13,260,349	780,923
*	Barito Pacific Tbk PT	47,464,000	4,595,827
	Bekasi Fajar Industrial Estate Tbk PT	35,227,700	270,544
	BFI Finance Indonesia Tbk PT	982,300	21,620
*	Bintang Oto Global Tbk PT	10,495,500	1,091,156
	BISI International Tbk PT	13,580,000	828,485
	Blue Bird Tbk PT	3,090,800	201,467
*	Buana Lintas Lautan Tbk PT	10,592,700	126,086
*	Bumi Resources Tbk PT	70,558,100	236,650
*	Bumi Serpong Damai Tbk PT	7,907,500	372,018
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	221,563
	Buyung Poetra Sembada PT	1,131,500	53,155
*	Capital Financial Indonesia Tbk PT	3,997,500	100,437
	Catur Sentosa Adiprana Tbk PT	2,986,100	69,211
*	Centratama Telekomunikasi Indonesia Tbk PT	1,300,300	4,898
	Cikarang Listrindo Tbk PT	662,200	30,662
	Ciputra Development Tbk PT	76,701,720	2,765,011
*	Citra Marga Nusaphala Persada Tbk PT	12,112,102	1,205,403
*	City Retail Developments Tbk PT	12,056,400	119,710
*	Clipan Finance Indonesia Tbk PT	1,454,500	16,749
*	Davomas Abadi Tbk PT	11,631,700	0
*	Delta Dunia Makmur Tbk PT	36,763,800	331,540
	Dharma Satya Nusantara Tbk PT	2,071,600	45,429
*	Eagle High Plantations Tbk PT	77,612,600	414,378
	Elnusa Tbk PT	22,955,000	300,243
	Erajaya Swasembada Tbk PT	9,669,300	808,853
*	Gajah Tunggal Tbk PT	13,423,400	302,845
*	Garuda Indonesia Persero Tbk PT	28,893,349	363,694
*	Global Mediacom Tbk PT	55,317,600	768,949
*	Hanson International Tbk PT	483,480,300	1,625,144
	Harum Energy Tbk PT	4,533,800	381,527
	Hexindo Adiperkasa Tbk PT	508,500	88,596
	Impack Pratama Industri Tbk PT	169,800	12,432
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,299,500	479,687
	Indika Energy Tbk PT	11,105,700	586,117
	Indo Tambangraya Megah Tbk PT	2,681,500	1,292,661
	Indomobil Sukses Internasional Tbk PT	1,226,600	35,965
	Indo-Rama Synthetics Tbk PT	130,400	18,299

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Indosat Tbk PT	7,020,700	$1,010,030
	Industri dan Perdagangan Bintraco Dharma Tbk PT	31,675,700	113,770
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	20,698,900	1,754,376
*	Inovisi Infracom Tbk PT	1,806,467	0
*	Integra Indocabinet Tbk PT	2,097,900	39,787
*	Inti Agri Resources Tbk PT	92,782,800	311,875
*	Intikeramik Alamasri Industri Tbk PT	49,022,007	164,912
	Intiland Development Tbk PT	65,614,332	979,321
	Japfa Comfeed Indonesia Tbk PT	24,602,700	1,601,300
	Jaya Real Property Tbk PT	16,709,100	453,071
	Kapuas Prima Coal Tbk PT	46,408,100	451,464
*	Kawasan Industri Jababeka Tbk PT	140,447,557	1,235,010
	KMI Wire & Cable Tbk PT	12,340,200	329,972
*	Krakatau Steel Persero Tbk PT	32,845,502	378,675
*	Kresna Graha Investama Tbk PT	86,893,600	787,516
	Link Net Tbk PT	6,553,000	1,224,655
*	Lippo Cikarang Tbk PT	14,863,565	692,403
*	Lippo Karawaci Tbk PT	316,066,940	3,404,550
*	M Cash Integrasi PT	2,058,300	132,209
	Mahkota Group Tbk PT	374,000	17,193
	Malindo Feedmill Tbk PT	7,853,300	297,844
	Matahari Department Store Tbk PT	13,472,500	1,093,598
*	Medco Energi Internasional Tbk PT	43,423,733	1,307,658
	Media Nusantara Citra Tbk PT	31,671,300	1,931,449
	Metrodata Electronics Tbk PT	4,179,400	340,935
	Metropolitan Kentjana Tbk PT	7,900	11,684
*	Minna Padi Investama Sekuritas Tbk PT	143,400	482
	Mitra Adiperkasa Tbk PT	57,364,400	2,505,994
*	MNC Investama Tbk PT	193,556,400	649,344
*	MNC Land Tbk PT	27,183,300	208,951
*	MNC Sky Vision Tbk PT	1,494,300	115,503
*	Modernland Realty Tbk PT	67,967,900	358,433
*	Multipolar Tbk PT	10,970,500	36,699
*	NFC Indonesia Tbk PT	107,000	14,074
	Nippon Indosari Corpindo Tbk PT	17,475,789	1,413,356
	Pabrik Kertas Tjiwi Kimia Tbk PT	850,500	282,934
*	Pacific Strategic Financial Tbk PT	31,357,600	1,622,506
	Pan Brothers Tbk PT	28,795,000	279,921
*	Panin Financial Tbk PT	119,496,500	1,452,800
	Panin Sekuritas Tbk PT	30,500	1,463
*	Paninvest Tbk PT	9,475,200	469,487
*	Pelayaran Tamarin Samudra Tbk PT	49,419,300	598,015
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	23,931,500	1,132,629
*	Pool Advista Indonesia Tbk PT	10,473,500	35,190
	PP Persero Tbk PT	23,833,614	1,060,046
	PP Properti Tbk PT	76,211,400	255,543
	Puradelta Lestari Tbk PT	52,609,700	543,744
	Ramayana Lestari Sentosa Tbk PT	19,114,200	735,806
*	Resource Alam Indonesia Tbk PT	2,456,000	31,485
*	Rimo International Lestari Tbk PT	211,251,900	710,090
*	Salim Ivomas Pratama Tbk PT	28,073,500	400,721
	Samindo Resources Tbk PT	106,600	8,851
*	Sampoerna Agro Tbk PT	5,146,100	861,227
*	Sariguna Primatirta Tbk PT	4,236,700	125,719
	Sawit Sumbermas Sarana Tbk PT	24,047,800	1,445,490
*	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	17,246,100	1,436,310
	Semen Baturaja Persero Tbk PT	13,797,700	276,451
*	Sentul City Tbk PT	97,380,000	326,397

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Siloam International Hospitals Tbk PT	2,356,550	$826,691
	Sinar Mas Agro Resources & Technology Tbk PT	1,037,460	204,007
*	Sitara Propertindo Tbk PT	38,971,700	518,749
	Sri Rejeki Isman Tbk PT	77,238,031	833,127
*	Sugih Energy Tbk PT	100,457,800	126,627
	Summarecon Agung Tbk PT	66,831,864	1,977,187
*	Surabaya Agung Industri Pulp & Kertas	64,500	0
	Surya Citra Media Tbk PT	18,646,700	1,085,159
*	Surya Esa Perkasa Tbk PT	31,166,000	312,006
	Surya Pertiwi Tbk PT	1,435,000	48,979
	Surya Semesta Internusa Tbk PT	29,960,300	611,343
*	Suryainti Permata Tbk PT	7,252,000	0
	Tempo Scan Pacific Tbk PT	1,861,700	153,766
*	Tiga Pilar Sejahtera Food Tbk	19,238,200	40,740
	Timah Tbk PT	21,612,014	671,210
	Tiphone Mobile Indonesia Tbk PT	15,126,100	122,446
	Total Bangun Persada Tbk PT	6,836,100	128,216
*	Totalindo Eka Persada Tbk PT	5,398,500	18,146
	Tower Bersama Infrastructure Tbk PT	10,188,600	805,959
*	Trada Alam Minera Tbk PT	180,020,800	605,112
	Trias Sentosa Tbk PT	33,232,900	823,442
*	Tridomain Performance Materials PT	673,500	4,278
*	Truba Alam Manuggal Engineering PT	21,316,500	0
	Tunas Baru Lampung Tbk PT	19,362,600	688,094
	Tunas Ridean Tbk PT	6,994,500	575,208
	Ultrajaya Milk Industry & Trading Co. Tbk PT	16,685,400	1,546,602
	Unggul Indah Cahaya Tbk PT	48,239	10,111
*	Visi Media Asia Tbk PT	53,913,700	181,234
	Waskita Beton Precast Tbk PT	71,152,300	700,461
	Waskita Karya Persero Tbk PT	26,416,700	1,067,511
	Wijaya Karya Bangunan Gedung Tbk PT	9,746,500	106,915
	Wijaya Karya Beton Tbk PT	26,187,300	413,533
	Wijaya Karya Persero Tbk PT	21,209,307	1,341,241

TOTAL INDONESIA			93,031,575

MALAYSIA — (2.6%)
#	Duopharma Biotech Bhd	1,031,756	373,590
#	7-Eleven Malaysia Holdings Bhd, Class B	2,931,785	912,268
#	Aeon Co. M Bhd	3,330,800	870,782
#	AEON Credit Service M Bhd	548,200	1,156,257
# *	AFFIN Bank Bhd	1,866,965	658,653
#	AirAsia Group Bhd	5,873,600	1,103,496
*	AirAsia X Bhd	15,768,500	398,312
	Ajinomoto Malaysia Bhd	73,700	243,600
	Alliance Bank Malaysia Bhd	4,354,800	1,967,939
	Allianz Malaysia Bhd	178,300	579,985
	Amway Malaysia Holdings Bhd	33,500	38,942
#	Ann Joo Resources Bhd	1,087,850	179,082
	APM Automotive Holdings Bhd	223,100	87,763
	Astro Malaysia Holdings Bhd	149,100	32,614
	ATA IMS Bhd	400,100	101,449
	Batu Kawan Bhd	5,600	16,639
# *	Berjaya Assets Bhd	3,706,600	241,366
*	Berjaya Corp. Bhd	21,498,927	971,507
	Berjaya Food Bhd	393,300	104,264
*	Berjaya Land Bhd	4,424,500	194,975
	Berjaya Sports Toto Bhd	4,154,367	2,233,359
# *	Bermaz Auto Bhd	4,134,800	1,302,542
	BIMB Holdings Bhd	330,508	242,816

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Bintulu Port Holdings Bhd	25,900	$25,139
*	Borneo Oil Bhd	6,671,999	30,876
# *	Boustead Holdings Bhd	2,626,628	277,283
	Boustead Plantations Bhd	3,219,499	211,800
#	British American Tobacco Malaysia Bhd	375,300	1,098,775
*	Bumi Armada Bhd	16,250,700	622,084
	Bursa Malaysia Bhd	3,764,300	5,191,041
	CAB Cakaran Corp. Bhd	808,000	53,975
	Cahya Mata Sarawak Bhd	3,133,000	999,522
	Can-One Bhd	257,400	150,559
	Carlsberg Brewery Malaysia Bhd, Class B	752,900	4,804,872
*	Carotech Bhd	230,650	0
	CB Industrial Product Holding Bhd	1,430,040	268,961
	Chin Teck Plantations BHD	33,000	42,903
*	Coastal Contracts Bhd	709,566	109,539
	CSC Steel Holdings Bhd	353,800	63,158
	Cypark Resources Bhd	1,313,450	282,704
	D&O Green Technologies Bhd	3,750,100	626,107
	Dagang NeXchange Bhd	2,019,400	74,305
#	Datasonic Group Bhd	3,527,100	821,130
# *	Dayang Enterprise Holdings Bhd	1,552,175	451,341
	DRB-Hicom Bhd	3,816,000	1,243,231
	Dufu Technology Corp. Bhd	93,300	82,112
	Dutch Lady Milk Industries Bhd	109,300	1,218,707
	Eastern & Oriental Bhd	3,670,307	363,225
# *	Eco World Development Group Bhd	5,575,200	526,400
# *	Eco World International Bhd	872,100	81,351
#	Ekovest BHD	8,038,650	904,937
	Engtex Group Bhd	448,700	59,063
	Evergreen Fibreboard Bhd	573,750	20,599
	FAR East Holdings BHD	258,300	129,935
# *	FGV Holdings Bhd	8,229,800	1,614,759
	Formosa Prosonic Industries BHD	143,000	43,696
	Frontken Corp. Bhd	3,053,600	1,572,336
	Gabungan AQRS Bhd	1,790,810	361,109
	Gadang Holdings Bhd	2,350,400	220,076
#	Gas Malaysia Bhd	1,048,200	688,504
	George Kent Malaysia Bhd	1,252,300	197,888
	Globetronics Technology Bhd	2,957,172	1,335,449
	Glomac Bhd	2,247,570	158,758
*	Golden Plus Holding Bhd	216,000	0
#	Guan Chong Bhd	995,200	534,144
	GuocoLand Malaysia Bhd	1,560,100	213,228
	Hai-O Enterprise Bhd	1,144,120	455,003
	HAP Seng Consolidated Bhd	966,640	1,648,138
	Hap Seng Plantations Holdings Bhd	509,100	162,838
	Heineken Malaysia Bhd	539,800	2,994,726
# *	Hengyuan Refining Co. Bhd	668,600	482,342
	HeveaBoard Bhd	1,449,100	123,545
	Hiap Teck Venture Bhd	3,287,000	124,700
# *	Hibiscus Petroleum Bhd	5,289,200	599,140
	Hong Leong Industries Bhd	512,200	975,102
*	HSS Engineers Bhd	142,700	16,962
	Hup Seng Industries Bhd	1,442,533	321,193
	IGB Bhd	628,365	360,687
	IJM Plantations Bhd	772,600	245,315
#	Inari Amertron Bhd	6,001,645	1,965,225
	Inch Kenneth Kajang Rubber P.L.C.	528,400	62,589
	Insas Bhd	2,620,981	371,297

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Iris Corp. Bhd	7,204,700	$182,064
# *	Iskandar Waterfront City Bhd	2,943,700	341,382
# *	JAKS Resources Bhd	2,787,100	667,920
# *	Jaya Tiasa Holdings Bhd	1,923,727	213,263
	JHM Consolidation Bhd	1,456,900	318,650
	Johore Tin Bhd	232,200	75,502
	Keck Seng Malaysia Bhd	508,450	431,132
	Kelington Group Bhd	213,500	51,182
	Kenanga Investment Bank Bhd	790,460	83,278
	Kerjaya Prospek Group Bhd	1,982,680	480,116
	Kim Loong Resources Bhd	933,780	233,498
# *	KNM Group Bhd	11,457,580	357,791
	Kossan Rubber Industries	1,034,900	1,349,603
	KPJ Healthcare Bhd	13,248,500	2,748,740
*	Kretam Holdings Bhd	4,087,600	358,050
*	KSL Holdings Bhd	1,780,018	230,892
	Kumpulan Fima BHD	628,950	180,891
	Land & General Bhd	10,828,560	248,755
*	Landmarks Bhd	932,700	58,121
#	LBS Bina Group Bhd	4,783,980	398,253
	Lii Hen Industries Bhd	498,000	248,087
	Lingkaran Trans Kota Holdings Bhd	867,400	782,497
	Lotte Chemical Titan Holding Bhd	1,424,300	559,093
	LPI Capital Bhd	352,624	1,068,786
	Magni-Tech Industries Bhd	1,015,433	441,649
#	Magnum Bhd	4,235,200	2,161,343
#	Mah Sing Group Bhd	6,673,387	671,566
	Malakoff Corp. Bhd	6,212,100	1,250,821
#	Malayan Flour Mills Bhd	3,424,275	442,215
	Malaysia Building Society Bhd	8,145,383	1,198,205
*	Malaysia Marine and Heavy Engineering Holdings Bhd	818,100	90,138
*	Malaysian Bulk Carriers Bhd	1,377,100	112,979
	Malaysian Pacific Industries Bhd	613,613	1,548,170
#	Malaysian Resources Corp. Bhd	11,017,798	1,231,933
#	Matrix Concepts Holdings Bhd	2,807,558	1,094,074
	MBM Resources BHD	859,696	579,600
#	Media Chinese International, Ltd.	4,453,100	215,012
#	Mega First Corp. Bhd	1,261,300	1,457,786
#	MKH Bhd	2,254,134	531,980
#	MMC Corp. Bhd	2,237,400	357,142
#	MNRB Holdings Bhd	2,273,588	382,362
# *	MPHB Capital Bhd	1,429,100	236,316
	Muda Holdings Bhd	520,200	153,759
	Muhibbah Engineering M Bhd	1,971,250	471,365
*	Mulpha International Bhd	998,830	337,381
	My EG Services Bhd	1,494,400	438,806
#	NTPM Holdings Bhd	640,000	69,482
*	OCK Group Bhd	2,115,100	251,401
	Oriental Holdings BHD	679,900	793,354
#	OSK Holdings Bhd	7,456,255	1,349,237
	Padini Holdings Bhd	2,309,800	1,337,954
	Panasonic Manufacturing Malaysia Bhd	99,084	723,490
	Pantech Group Holdings Bhd	1,999,463	178,221
#	Paramount Corp. Bhd	1,237,355	206,278
*	Pentamaster Corp. Bhd	1,528,310	1,471,893
*	Perdana Petroleum Bhd	1,951,700	74,677
*	PESTECH International Bhd	190,000	41,311
#	Petron Malaysia Refining & Marketing Bhd	465,400	432,027
	PIE Industrial Bhd	778,200	228,053

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Pos Malaysia Bhd	1,959,000	$393,483
	Power Root Bhd	130,000	68,176
	QL Resources Bhd	484,259	915,616
#	Ranhill Holdings Bhd	1,783,460	417,360
	RCE Capital Bhd	48,600	18,254
	REDtone International Bhd	292,900	28,227
	RGB International Bhd	1,303,514	42,007
	Sam Engineering & Equipment M Bhd	172,600	233,338
	Sapura Energy Bhd	37,991,700	744,726
	Sarawak Oil Palms Bhd	992,004	553,807
#	Scientex Bhd	1,404,324	2,704,700
#	SEG International BHD	145,885	20,480
	Serba Dinamik Holdings Bhd	208,300	76,416
	Shangri-La Hotels Malaysia Bhd	422,000	445,242
#	Sime Darby Property Bhd	3,828,100	576,535
	SKP Resources Bhd	4,404,300	1,170,760
	SP Setia Bhd Group	1,573,000	294,832
*	Sumatec Resources Bhd	6,536,100	5,776
	Sunway Construction Group Bhd	2,380,636	1,030,498
#	Supermax Corp. Bhd	3,444,426	1,976,377
	Suria Capital Holdings Bhd	707,960	157,013
#	Syarikat Takaful Malaysia Keluarga Bhd	1,325,900	1,353,220
#	Ta Ann Holdings Bhd	1,556,889	806,331
#	TA Enterprise Bhd	7,729,900	894,871
	TA Global Bhd	6,756,640	376,425
	Taliworks Corp. Bhd	3,105,716	591,002
#	Tan Chong Motor Holdings Bhd	900,100	220,831
	Thong Guan Industries Bhd	232,600	180,707
	TIME dotCom Bhd	1,492,388	3,393,134
	TMC Life Sciences Bhd	1,213,500	148,601
# *	Tropicana Corp. Bhd	3,677,107	684,777
	TSH Resources Bhd	3,184,100	504,075
	Tune Protect Group Bhd	2,738,300	224,741
#	Uchi Technologies Bhd	1,676,200	932,602
#	UEM Edgenta Bhd	1,892,600	1,111,181
*	UEM Sunrise Bhd	8,599,800	850,020
	UMW Holdings Bhd	1,221,300	601,943
	Unisem M Bhd	97,800	44,990
#	United Malacca Bhd	466,350	476,656
	United Plantations Bhd	382,600	2,187,521
	UOA Development Bhd	4,643,100	1,799,425
*	Velesto Energy Bhd	14,366,808	484,475
	ViTrox Corp. Bhd	832,200	1,603,239
*	Vivocom International Holdings Bhd	5,070,832	23,585
*	Vizione Holdings Bhd	456,528	37,370
	VS Industry Bhd	7,533,337	1,607,583
	Wah Seong Corp. Bhd	1,295,677	186,288
*	WCT Holdings Bhd	4,748,054	552,956
#	Wellcall Holdings Bhd	2,582,000	478,074
	Widad Group Bhd	767,800	65,800
	WTK Holdings Bhd	423,900	32,817
	Yinson Holdings Bhd	896,500	1,078,097
# *	YNH Property Bhd	3,312,716	1,926,589
	YTL Corp. Bhd	103,610	18,354
	YTL Power International Bhd	509,000	80,662

TOTAL MALAYSIA			124,358,674

MEXICO — (2.3%)
#	ALEATICA S.A.B. de C.V.	228,600	177,513

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Alfa S.A.B. de C.V., Class A	600,560	$245,945
#	Alpek S.A.B. de C.V.	2,549,103	1,205,750
# *	Alsea S.A.B. de C.V.	3,377,737	2,772,152
# *	Axtel S.A.B. de C.V.	7,920,649	910,344
#	Banco del Bajio SA	3,930,201	3,098,370
*	Bio Pappel S.A.B. de C.V.	182,134	105,724
	Bolsa Mexicana de Valores S.A.B. de C.V.	3,425,681	6,181,605
*	CMR S.A.B. de C.V.	1,323	154
	Consorcio ARA S.A.B. de C.V.	6,954,560	862,791
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	189,654	931,201
# *	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	2,046,089	1,001,778
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	960,372	286,904
#	Corp. Actinver S.A.B. de C.V.	198,770	76,701
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	5,189,221	7,109,584
	Corp. Moctezuma S.A.B. de C.V.	875,200	1,944,970
	Corporativo Fragua S.A.B. de C.V.	3	28
*	Corporativo GBM S.A.B. de C.V.	22,477	8,137
	Corpovael S.A. de C.V.	73,341	13,663
	Credito Real S.A.B. de C.V. SOFOM ER	1,801,555	1,072,666
	Cydsa S.A.B. de C.V.	10,875	9,119
# *	Elementia S.A.B. de C.V.	642,287	163,363
# *	Empresas ICA S.A.B. de C.V.	3,768,186	9,421
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	3,187	1,078
*	Genomma Lab Internacional S.A.B. de C.V., Class B	6,134,759	4,887,240
	Gentera S.A.B. de C.V.	7,635,490	3,069,910
# *	Grupo Aeromexico S.A.B. de C.V.	2,224,646	863,053
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,491,314	9,118,244
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	1,211,687	3,511,736
#	Grupo Comercial Chedraui S.A. de C.V.	2,428,030	2,893,366
*	Grupo Famsa S.A.B. de C.V., Class A	1,030,571	100,487
# *	Grupo GICSA SAB de CV	2,528,781	321,068
#	Grupo Herdez S.A.B. de C.V.	1,789,835	2,227,175
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	618,935	97,844
#	Grupo Industrial Saltillo S.A.B. de C.V.	1,098,605	786,541
#	Grupo KUO S.A.B. de C.V.	758,658	1,504,662
#	Grupo Lala S.A.B. de C.V.	1,554,776	732,198
*	Grupo Pochteca S.A.B. de C.V.	561,552	127,218
# *	Grupo Posadas S.A.B. de C.V.	198,900	197,241
*	Grupo Qumma S.A. de C.V.	105,334	0
#	Grupo Rotoplas S.A.B. de C.V.	918,682	518,786
	Grupo Sanborns S.A.B. de C.V.	905,924	864,539
#	Grupo Simec S.A.B. de C.V., Class B	1,076,612	2,254,091
*	Grupo Sports World S.A.B. de C.V.	583,706	371,764
# *	Grupo Traxion S.A.B. de C.V.	317,143	162,250
# *	Hoteles City Express S.A.B. de C.V.	2,398,482	716,529
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	18,919	659,895
	Industrias Bachoco S.A.B. de C.V., Class B	1,262,776	3,687,048
#	Industrias CH S.A.B. de C.V.	1,861,142	6,177,808
# *	La Comer S.A.B. de C.V.	4,236,191	4,425,845
#	Megacable Holdings S.A.B. de C.V.	2,955,539	7,357,883
*	Minera Frisco S.A.B. de C.V.	1,321,757	98,716
# *	Minera Frisco S.A.B. de C.V., Class A1	2,242,920	268,953
	Nemak S.A.B. de C.V.	4,127,188	762,043
	Organizacion Cultiba S.A.B. de C.V.	1,205,623	550,262
	Organizacion Soriana S.A.B. de C.V., Class B	348,965	258,890
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	857,531	5,942,692
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	13,994	69,096
	Qualitas Controladora S.A.B. de C.V.	1,651,773	6,785,695
*	Regional S.A.B. de C.V.	1,473,731	3,621,804

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Sanluis Corp. SA B	4,642	$0
*	Sanluis Corp. SA C	4,642	0
*	SANLUIS RASSINI A	3,300	0
# *	Telesites S.A.B. de C.V.	9,746,588	6,332,997
#	TV Azteca S.A.B. de C.V.	5,995,593	106,722
	Unifin Financiera S.A.B. de C.V.	660,150	358,822
*	Vitro S.A.B. de C.V., Class A	934,615	870,591

TOTAL MEXICO			111,850,665

PHILIPPINES — (1.2%)
*	8990 Holdings, Inc.	3,671,200	794,123
	A Soriano Corp.	3,054,411	365,533
*	AC Energy Philippines, Inc.	9,512,000	428,137
	ACR Mining Corp.	48,205	3,209
*	AgriNurture, Inc.	1,523,300	253,651
*	Alliance Global Group, Inc.	9,526,900	1,212,195
	Alsons Consolidated Resources, Inc.	6,120,000	111,447
	Altus San Nicolas Corp.	292,536	11,275
*	Apex Mining Co., Inc.	8,191,000	153,274
*	Atlas Consolidated Mining & Development Corp.	3,549,000	133,101
*	AyalaLand Logistics Holdings Corp.	5,392,000	207,394
	Belle Corp.	22,978,400	624,221
	Bloomberry Resorts Corp.	17,519,000	1,937,859
	Cebu Air, Inc.	1,448,340	1,385,414
	Cebu Holdings, Inc.	3,294,900	384,232
*	CEMEX Holdings Philippines, Inc.	22,560,263	495,052
	Century Pacific Food, Inc.	5,358,500	1,513,428
	Century Properties Group, Inc.	19,261,151	138,329
	Chelsea Logistics and Infrastructure Holdings Corp.	364,500	23,981
	China Banking Corp.	7,437,028	2,894,930
	COL Financial Group, Inc.	92,200	28,290
	Cosco Capital, Inc.	14,935,800	1,466,295
	D&L Industries, Inc.	15,227,400	1,592,658
	DMCI Holdings, Inc.	9,182,800	746,647
*	DoubleDragon Properties Corp.	3,815,390	1,221,565
	Eagle Cement Corp.	574,500	92,885
*	East West Banking Corp.	3,917,300	608,346
	EEI Corp.	2,103,200	223,563
	Emperador, Inc.	6,523,200	1,022,187
*	Empire East Land Holdings, Inc.	9,125,000	56,064
	Filinvest Development Corp.	3,592,622	608,436
	Filinvest Land, Inc.	79,324,577	1,484,070
	First Gen Corp.	7,848,900	2,940,047
	First Philippine Holdings Corp.	1,993,430	2,265,459
*	Global Ferronickel Holdings, Inc.	11,505,911	202,710
*	Global-Estate Resorts, Inc.	2,410,000	38,775
*	Holcim Philippines, Inc.	2,082,100	471,430
	Integrated Micro-Electronics, Inc.	3,675,014	427,254
*	Leisure & Resorts World Corp.	2,134,640	64,969
*	Lepanto Consolidated Mining Co.	20,355,454	33,130
	Lopez Holdings Corp.	8,974,000	464,104
	LT Group, Inc.	531,300	81,198
	MacroAsia Corp.	2,360,860	234,887
	Manila Water Co., Inc.	7,255,700	1,521,654
	Max’s Group, Inc.	2,132,600	280,164
	Megawide Construction Corp.	4,868,908	631,590
*	METRO PACIFIC Corp. COM	1,827,193	0
	Metro Pacific Investments Corp.	13,911,000	701,350
	Metro Retail Stores Group, Inc.	3,666,900	137,881

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Nickel Asia Corp.	16,192,600	$539,462
	Pepsi-Cola Products Philippines, Inc.	7,759,900	294,388
	Petron Corp.	15,053,800	949,801
	Philex Mining Corp.	5,473,700	248,740
*	Philippine National Bank	2,655,526	1,255,461
*	Philippine National Construction Corp.	173,000	3,154
	Philippine Savings Bank	494,377	426,564
	Philippine Stock Exchange, Inc. (The)	120,992	404,939
*	Philippine Townships, Inc.	318,732	0
*	Philtown Properties, Inc.	111,562	0
	Phoenix Petroleum Philippines, Inc.	2,159,280	498,633
	Pilipinas Shell Petroleum Corp.	1,463,690	535,672
	Premium Leisure Corp.	36,657,000	230,276
	Puregold Price Club, Inc.	3,604,700	3,280,854
*	PXP Energy Corp.	4,387,000	374,777
	RFM Corp.	8,818,068	786,640
	Rizal Commercial Banking Corp.	3,489,152	1,141,396
	Robinsons Land Corp.	13,784,051	4,072,674
	Robinsons Retail Holdings, Inc.	2,050,290	2,707,706
	San Miguel Food and Beverage, Inc.	445,450	523,255
	Security Bank Corp.	72,640	146,942
	Semirara Mining & Power Corp.	3,969,800	942,244
	Shakey’s Pizza Asia Ventures, Inc.	274,900	36,661
	SSI Group, Inc.	6,507,000	172,959
	STI Education Systems Holdings, Inc.	14,039,000	95,597
*	Top Frontier Investment Holdings, Inc.	2,580	7,225
	Union Bank Of Philippines	1,467,341	1,570,569
	Vista Land & Lifescapes, Inc.	36,899,600	3,144,928
	Vistamalls, Inc.	589,600	47,414
	Wilcon Depot, Inc.	5,960,000	1,725,612

TOTAL PHILIPPINES			58,882,936

POLAND — (1.0%)
*	AB SA	2,202	11,612
	Agora SA	190,598	353,732
# *	Alior Bank SA	278,775	1,022,912
	Alumetal SA	7,000	65,898
	Amica SA	22,493	531,617
	Apator SA	69,009	316,970
	Asseco Poland SA	26,951	435,524
	Bank Handlowy w Warszawie SA	8,840	78,568
*	Bank Ochrony Srodowiska SA	39,255	45,581
# *	Bioton SA	213,670	196,207
*	Boryszew SA	409,073	358,336
	Budimex SA	84,393	4,131,456
#	CCC SA	56,300	711,199
# *	Ciech SA	170,815	1,644,028
	ComArch SA	12,389	617,621
# *	Develia SA	1,554,787	744,804
	Dom Development SA	9,734	184,173
	Echo Investment SA	22,550	24,379
*	Enea SA	1,317,660	1,779,807
	Eurocash SA	414,500	2,150,770
# *	Fabryki Mebli Forte SA	96,620	449,470
#	Famur SA	1,159,376	580,466
	Firma Oponiarska Debica SA	18,284	323,548
# *	Getin Noble Bank SA	2,585,838	142,966
#	Globe Trade Centre SA	516,381	964,018
# *	Grupa Azoty SA	93,509	599,878

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Grupa Azoty Zaklady Chemiczne Police SA	186,915	$474,363
	Grupa Kety SA	73,962	6,489,632
	Inter Cars SA	41,146	1,909,960
#	Jastrzebska Spolka Weglowa SA	177,684	589,911
	Kernel Holding SA	364,890	3,533,860
	KRUK SA	87,962	1,672,147
*	Lentex SA	107,400	213,558
#	Lubelski Wegiel Bogdanka SA	75,558	385,734
*	Netia SA	760,400	726,675
	Neuca SA	7,708	930,160
	NEWAG SA	522	2,928
*	Orange Polska SA	3,601,453	6,115,803
#	PKP Cargo SA	154,922	448,264
	Stalexport Autostrady SA	621,052	433,739
	Stalprodukt SA	6,098	205,435
# *	Tauron Polska Energia SA	5,651,822	1,551,755
*	VRG SA	1,301,215	871,038
	Warsaw Stock Exchange	105,288	1,031,276
	Wawel SA	2,140	292,237
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	5,389
*	Zespol Elektrowni Patnow Adamow Konin SA	91,906	165,366

TOTAL POLAND			46,514,770

QATAR — (0.0%)
	Commercial Bank PSQC (The)	173,714	191,270
	Al Khaleej Takaful Group QSC	43,350	21,746
	Al Meera Consumer Goods Co. QSC	36,169	173,536
	Barwa Real Estate Co.	290,647	228,286
*	Gulf International Services QSC	268,412	94,596
*	Mazaya Qatar Real Estate Development QSC	221,129	40,012
	Qatar Gas Transport Co., Ltd.	332,381	227,658
	Qatar National Cement Co. QSC	27,716	26,352
*	Widam Food Co.	40,079	65,799

TOTAL QATAR			1,069,255

RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	431,940	492,412
	Globaltrans Investment P.L.C., GDR	297,393	1,683,244
	LSR Group PJSC, GDR	10,711	17,694
	Magnitogorsk Iron & Steel Works PJSC, GDR	54,331	383,033
*	Mail.Ru Group, Ltd., GDR	224,382	4,038,876
*	Mechel PJSC, Sponsored ADR	94,871	150,845
	PhosAgro PJSC, GDR	251,608	3,039,425
	QIWI P.L.C., Sponsored ADR	12,140	148,351
	Ros Agro P.L.C., GDR	36,045	304,941
	Rostelecom PJSC, Sponsored ADR	131,878	857,207
	RusHydro PJSC, ADR	686,831	580,372
	TMK PJSC, GDR	205,151	619,556
	VEON, Ltd., ADR	1,747,866	2,988,851

TOTAL RUSSIA			15,304,807

SAUDI ARABIA — (0.1%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	15,360	48,906
	Al Babtain Power & Telecommunication Co.	6,377	38,626
*	Al Hassan Ghazi Ibrahim Shaker Co.	8,739	20,911
	Al Jouf Agricultural Development Co.	3,520	21,831
*	Al Jouf Cement Co.	53,668	120,731
*	Al Khaleej Training and Education Co.	9,376	36,189

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Yamamah Steel Industries Co.	9,545	$38,049
	Alandalus Property Co.	4,741	20,204
	Arabian Cement Co.	17,000	121,212
	Arriyadh Development Co.	9,400	34,678
*	Aseer Trading Tourism & Manufacturing Co.	10,387	25,344
*	Astra Industrial Group	5,425	23,341
*	AXA Cooperative Insurance Co.	4,413	34,122
*	Bawan Co.	10,789	35,553
	City Cement Co.	68,000	250,180
	Dur Hospitality Co.	4,687	27,793
	Eastern Province Cement Co.	16,898	127,969
*	Emaar Economic City	31,000	60,259
	Fitaihi Holding Group	4,233	11,347
*	Hail Cement Co.	56,135	175,039
	Herfy Food Services Co.	2,821	33,657
	Leejam Sports Co. JSC	10,645	175,430
*	Methanol Chemicals Co.	17,000	30,309
*	Middle East Paper Co.	8,314	28,569
*	National Agriculture Development Co. (The)	10,330	80,926
	National Gas & Industrialization Co.	4,747	36,330
*	National Industrialization Co.	45,136	121,665
	National Medical Care Co.	20,096	198,982
*	Northern Region Cement Co.	51,927	138,770
	Saudi Airlines Catering Co.	4,505	95,516
	Saudi Automotive Services Co.	9,200	63,389
	Saudi Cement Co.	8,995	125,656
*	Saudi Ceramic Co.	26,148	202,972
*	Saudi Chemical Co.	8,971	50,922
	Saudi Co. For Hardware CJSC	7,539	87,500
	Saudi Ground Services Co.	7,000	48,678
	Saudi Industrial Services Co.	9,383	46,238
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	5,413	38,786
*	Saudi Re for Cooperative Reinsurance Co.	21,185	46,096
*	Saudi Real Estate Co.	6,685	21,620
*	Saudi Research & Marketing Group	3,120	50,894
	Seera Group Holding	163,185	672,911
	Southern Province Cement Co.	4,500	63,670
*	Tabuk Cement Co.	41,490	129,160
	United Electronics Co.	6,175	111,648
	Yanbu Cement Co.	18,485	146,377
*	Zamil Industrial Investment Co.	7,614	30,232

TOTAL SAUDI ARABIA			4,149,187

SOUTH AFRICA — (5.4%)
	Adcock Ingram Holdings, Ltd.	194,496	467,249
	Adcorp Holdings, Ltd.	887,801	199,672
	Advtech, Ltd.	3,671,331	1,724,071
	AECI, Ltd.	980,922	3,932,203
	African Oxygen, Ltd.	874,891	778,830
	African Phoenix Investments, Ltd.	4,226,549	82,016
	African Rainbow Minerals, Ltd.	800,753	5,860,905
	Afrimat, Ltd.	298,370	416,699
	Alexander Forbes Group Holdings, Ltd.	5,406,973	1,173,648
	Allied Electronics Corp., Ltd., Class A	948,720	1,050,912
	Alviva Holdings, Ltd.	1,018,409	273,968
*	ArcelorMittal South Africa, Ltd.	1,597,149	55,861
	Assore, Ltd.	116,208	1,973,995
	Astral Foods, Ltd.	308,334	3,209,882
	AVI, Ltd.	1,668,701	7,064,120

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Barloworld, Ltd.	1,667,308	$6,117,030
# *	Blue Label Telecoms, Ltd.	2,564,938	295,068
# *	Brait SE	5,050,873	1,075,031
	Cashbuild, Ltd.	149,570	1,215,142
	Caxton and CTP Publishers and Printers, Ltd.	323,754	86,193
	City Lodge Hotels, Ltd.	156,962	232,962
	Clicks Group, Ltd.	1,489,117	18,548,849
	Coronation Fund Managers, Ltd.	1,137,742	2,216,295
	Curro Holdings, Ltd.	846,080	443,587
	DataTec, Ltd.	2,372,237	3,122,509
#	Dis-Chem Pharmacies, Ltd.	1,610,935	1,912,167
	Distell Group Holdings, Ltd.	312,399	1,332,164
#	DRDGOLD, Ltd.	1,451,771	1,335,867
*	enX Group, Ltd.	408,074	128,431
# *	EOH Holdings, Ltd.	689,263	141,626
*	Evraz Highveld Steel And Vanad	63,001	0
	Famous Brands, Ltd.	575,349	1,273,059
	Foschini Group, Ltd. (The)	736,686	2,890,400
	Gold Fields, Ltd.	1,398,586	10,410,527
	Gold Fields, Ltd., Sponsored ADR	2,024,601	14,860,571
*	Grand Parade Investments, Ltd.	2,467,937	293,428
*	Grindrod Shipping Holdings, Ltd.	101,588	242,806
	Grindrod, Ltd.	4,204,087	789,517
# *	Harmony Gold Mining Co., Ltd.	1,749,508	6,438,640
# *	Harmony Gold Mining Co., Ltd., Sponsored ADR	2,323,915	8,412,572
	Hudaco Industries, Ltd.	209,829	760,838
	Impala Platinum Holdings, Ltd.	5,393,781	32,169,881
	Imperial Logistics, Ltd.	754,305	1,326,509
# *	Invicta Holdings, Ltd.	227,859	62,886
	Italtile, Ltd.	764,766	411,038
*	JCI, Ltd.	3,131,151	0
	JSE, Ltd.	720,306	4,020,092
	KAP Industrial Holdings, Ltd.	12,237,330	1,326,998
	Lewis Group, Ltd.	764,251	650,919
#	Liberty Holdings, Ltd.	1,048,521	3,976,150
	Life Healthcare Group Holdings, Ltd.	6,869,877	6,605,044
*	Long4Life, Ltd.	3,066,286	456,782
# *	Massmart Holdings, Ltd.	587,249	783,278
	Merafe Resources, Ltd.	5,585,208	110,707
	Metair Investments, Ltd.	1,249,483	1,000,356
	MiX Telematics, Ltd.	37,895	13,742
	MiX Telematics, Ltd., Sponsored ADR	27,358	253,335
	Momentum Metropolitan Holdings	7,582,474	7,094,844
# *	Motus Holdings Ltd.	498,857	812,540
	Mpact, Ltd.	1,509,019	624,182
	Murray & Roberts Holdings, Ltd.	3,959,853	1,171,483
*	Nampak, Ltd.	4,157,315	373,578
*	Net 1 UEPS Technologies, Inc.	776	2,715
	Netcare, Ltd.	3,769,379	3,161,293
*	Northam Platinum, Ltd.	2,500,595	12,394,032
	Oceana Group, Ltd.	316,395	1,045,158
# *	Omnia Holdings, Ltd.	1,590,482	2,017,354
	Peregrine Holdings, Ltd.	1,739,054	1,766,833
	Pick n Pay Stores, Ltd.	1,928,441	6,041,368
*	PPC, Ltd.	11,721,105	783,353
#	PSG Konsult, Ltd.	688,328	284,245
	Raubex Group, Ltd.	1,430,146	1,323,245
	RCL Foods, Ltd.	716,485	370,211
	Reunert, Ltd.	1,130,477	2,440,676

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
#	RFG Holdings, Ltd.	658,669	$518,391
# *	Royal Bafokeng Platinum, Ltd.	792,214	1,406,127
	Santam, Ltd.	273,663	4,056,211
*	Sappi, Ltd.	1,156,215	1,405,267
*	Sibanye Stillwater, Ltd.	9,471,405	19,294,880
#	SPAR Group, Ltd. (The)	1,170,218	11,154,278
	Spur Corp., Ltd.	330,941	303,172
*	Stadio Holdings, Ltd.	754,869	44,095
*	Sun International, Ltd.	953,013	849,521
*	Super Group, Ltd.	2,695,045	2,028,992
	Telkom SA SOC, Ltd.	1,403,910	1,556,568
	Tiger Brands, Ltd.	25,160	244,997
# *	Tongaat Hulett, Ltd.	669,167	236,207
	Transaction Capital, Ltd.	1,817,364	1,486,519
#	Trencor, Ltd.	1,151,052	463,162
	Truworths International, Ltd.	2,059,841	3,251,575
	Tsogo Sun Gaming, Ltd.	3,434,662	485,649
*	Tsogo Sun Hotels, Ltd.	92,144	9,275
	Wilson Bayly Holmes-Ovcon, Ltd.	483,768	2,482,326

TOTAL SOUTH AFRICA			258,991,349

SOUTH KOREA — (14.7%)
*	3S Korea Co., Ltd.	280,233	542,301
*	AbClon, Inc.	6,011	213,377
#	ABco Electronics Co., Ltd.	62,244	223,579
*	Able C&C Co., Ltd.	43,948	366,463
#	ABOV Semiconductor Co., Ltd.	87,101	594,073
# *	Abpro Bio Co., Ltd.	630,240	321,675
*	Ace Technologies Corp.	190,914	1,325,969
*	Actoz Soft Co., Ltd.	35,278	239,783
# *	ADTechnology Co., Ltd.	44,058	898,665
# *	Advanced Cosmeceutical Technology Co., Ltd.	97,584	67,274
# *	Advanced Digital Chips, Inc.	276,221	194,317
	Advanced Nano Products Co., Ltd.	49,706	511,825
#	Advanced Process Systems Corp.	66,690	1,417,731
#	Aekyung Petrochemical Co., Ltd.	79,706	466,303
*	AeroSpace Technology of Korea, Inc.	10,824	40,083
	AfreecaTV Co., Ltd.	47,239	2,343,492
# *	Agabang&Company	197,913	546,640
	Ahn-Gook Pharmaceutical Co., Ltd.	45,754	365,070
	Ahnlab, Inc.	36,245	1,732,867
	AJ Networks Co., Ltd.	85,907	263,988
# *	Ajin Industrial Co., Ltd.	102,112	182,775
	AK Holdings, Inc.	38,390	795,501
*	Alpha Holdings, Inc.	4,608	20,687
# *	ALUKO Co., Ltd.	276,915	432,161
*	Amicogen, Inc.	15,023	345,668
*	Aminologics Co., Ltd.	420,837	612,797
# *	Amotech Co., Ltd.	45,947	792,923
*	Anam Electronics Co., Ltd.	228,729	317,906
*	Ananti, Inc.	270,016	2,225,032
#	Anapass, Inc.	51,659	703,493
*	Anterogen Co., Ltd.	3,828	109,949
*	Apact Co., Ltd.	71,606	363,993
*	Aprogen Healthcare & Games, Inc.	348,018	335,712
# *	Aprogen KIC, Inc.	115,172	335,727
# *	Aprogen pharmaceuticals, Inc.	901,560	1,552,778
# *	APS Holdings Corp.	100,697	641,296
*	Arion Technology, Inc.	51,658	11,659

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Asia Cement Co., Ltd.	12,870	$720,019
	ASIA Holdings Co., Ltd.	8,246	567,076
	Asia Paper Manufacturing Co., Ltd.	29,764	794,160
*	Asiana Airlines, Inc.	738,842	2,548,544
#	Atec Co., Ltd.	15,058	146,675
*	A-Tech Solution Co., Ltd.	10,226	51,412
#	Atinum Investment Co., Ltd.	223,310	308,256
	AUK Corp.	179,894	271,742
#	Aurora World Corp.	45,949	410,100
	Austem Co., Ltd.	101,479	147,453
#	Autech Corp.	107,090	831,127
#	Avaco Co., Ltd.	70,386	368,495
	Avatec Co., Ltd.	5,446	31,269
#	Baiksan Co., Ltd.	57,960	267,731
# *	Barun Electronics Co., Ltd.	10,909	35,085
# *	Barunson Entertainment & Arts Corp.	180,998	341,196
#	Bcworld Pharm Co., Ltd.	44,638	748,986
	BGF Co., Ltd.	200,549	794,697
# *	BH Co., Ltd.	135,604	1,877,986
*	Binex Co., Ltd.	173,116	1,645,779
	Binggrae Co., Ltd.	36,644	1,930,751
*	Biolog Device Co., Ltd.	126,061	155,605
	BioSmart Co., Ltd.	121,042	443,728
# *	Biotoxtech Co., Ltd.	61,107	409,147
# *	Biovill Co., Ltd.	187,949	47,288
#	BIT Computer Co., Ltd.	107,104	894,449
	Bixolon Co., Ltd.	71,114	288,070
*	Bluecom Co., Ltd.	53,146	176,766
#	Boditech Med, Inc.	116,473	2,188,235
# *	Bohae Brewery Co., Ltd.	576,129	418,287
#	BoKwang Industry Co., Ltd.	92,462	366,860
#	Bolak Co., Ltd.	325,449	485,501
	Bookook Securities Co., Ltd.	14,493	219,500
# *	Boryung Medience Co., Ltd.	53,361	183,717
	Boryung Pharmaceutical Co., Ltd.	124,100	1,327,528
# *	Bosung Power Technology Co., Ltd.	271,436	384,691
# *	Brain Contents Co., Ltd.	661,284	371,474
	Bubang Co., Ltd.	189,863	335,322
#	Bukwang Pharmaceutical Co., Ltd.	187,208	3,991,183
	Busan City Gas Co., Ltd.	8,955	265,308
	BYC Co., Ltd.	1,007	159,874
# *	BYON Co., Ltd.	370,426	335,069
*	Byucksan Corp.	283,448	368,243
*	Cafe24 Corp.	5,709	207,477
# *	CammSys Corp.	340,736	753,003
*	Capro Corp.	255,158	675,385
#	Caregen Co., Ltd.	27,611	1,314,324
	Cell Biotech Co., Ltd.	36,002	425,578
*	Celltrion Pharm, Inc.	6,235	362,749
#	Changhae Ethanol Co., Ltd.	27,873	344,512
# *	Charm Engineering Co., Ltd.	278,128	298,629
# *	Cheil Bio Co., Ltd.	11,457	73,544
#	Chemtronics Co., Ltd.	71,610	692,909
#	Cheryong Electric Co., Ltd.	71,961	328,899
	Cheryong Industrial Co. Ltd/new	2,393	9,651
# *	ChinHung International, Inc.	216,194	388,975
	Chinyang Holdings Corp.	158,581	300,828
# *	Choa Pharmaceutical Co.	177,734	553,108
*	Chokwang Leather Co., Ltd.	607	19,892

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Chokwang Paint, Ltd.	20,012	$96,496
	Chong Kun Dang Pharmaceutical Corp.	62,723	4,993,857
	Chongkundang Holdings Corp.	16,803	1,575,250
#	Choong Ang Vaccine Laboratory	41,559	543,735
# *	Chorokbaem Media Co., Ltd.	344,008	490,263
	Chosun Refractories Co., Ltd.	7,263	449,189
#	Chungdahm Learning, Inc.	30,605	443,918
# *	CJ CGV Co., Ltd.	87,100	1,915,489
#	CJ Freshway Corp.	35,509	611,220
# *	CJ Seafood Corp.	108,137	361,406
	CKD Bio Corp.	30,322	754,872
	Classys, Inc.	3,356	30,856
#	Clean & Science Co., Ltd.	33,856	622,013
	CLIO Cosmetics Co., Ltd.	33,489	615,992
*	CMG Pharmaceutical Co., Ltd.	615,708	1,925,858
# *	CODI-M Co., Ltd.	994,945	273,728
	Com2uSCorp	31,919	2,810,793
#	Commax Co., Ltd.	73,089	209,380
# *	Coreana Cosmetics Co., Ltd.	193,167	822,267
*	CORESTEM, Inc.	19,465	206,692
	Cosmax BTI, Inc.	19,345	249,039
# *	COSMAX NBT Inc.	81,393	318,486
	Cosmax, Inc.	48,207	3,520,675
# *	Cosmecca Korea Co., Ltd.	23,478	216,866
*	CosmoAM&T Co., Ltd.	144,196	1,044,228
# *	Cosmochemical Co., Ltd.	131,217	827,904
*	COSON Co., Ltd.	115,606	545,259
	COWELL FASHION Co., Ltd.	180,916	814,969
# *	Creative & Innovative System	281,148	906,843
	Crown Confectionery Co., Ltd.	35,419	232,600
	CROWNHAITAI Holdings Co., Ltd.	40,659	291,715
*	CrucialTec Co., Ltd.	97,442	30,118
	CS Wind Corp.	38,838	1,025,526
# *	CTC BIO, Inc.	153,373	927,696
# *	CTGen Co., Ltd.	190,033	239,938
#	Cuckoo Holdings Co., Ltd.	9,238	688,160
	Cuckoo Homesys Co., Ltd.	38,570	1,106,565
*	Curexo, Inc.	4,005	14,393
# *	Curo Co., Ltd.	633,743	447,662
	Cymechs, Inc.	44,360	345,181
	D.I Corp.	163,379	436,680
# *	DA Technology Co., Ltd.	303,365	242,337
	Dae Dong Industrial Co., Ltd.	101,611	378,216
	Dae Han Flour Mills Co., Ltd.	7,550	807,894
	Dae Hwa Pharmaceutical Co., Ltd.	89,117	772,669
	Dae Hyun Co., Ltd.	162,013	245,379
	Dae Won Chemical Co., Ltd.	182,929	185,580
	Dae Won Kang Up Co., Ltd.	165,207	392,576
# *	Dae Young Packaging Co., Ltd.	453,168	433,510
#	Daea TI Co., Ltd.	421,192	2,207,041
#	Daebongls Co., Ltd.	45,311	244,612
	Daechang Co., Ltd.	314,932	291,656
	Daechang Forging Co., Ltd.	12,874	232,467
	Daeduck Electronics Co.	156,797	1,056,511
# *	Daehan New Pharm Co., Ltd.	64,878	521,973
	Daehan Steel Co., Ltd.	74,285	384,492
*	Dae-Il Corp.	83,687	94,447
# *	Daejoo Electronic Materials Co., Ltd.	77,274	1,190,804
	Daekyo Co., Ltd.	150,694	589,525

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daelim B&Co Co., Ltd.	61,202	$175,819
*	Daemyung Sonoseason Co., Ltd.	432,155	459,634
	Daeryuk Can Co., Ltd.	12,389	39,558
	Daesang Corp.	148,012	2,672,501
#	Daesang Holdings Co., Ltd.	85,245	447,234
	Daesung Energy Co., Ltd.	37,543	144,660
	Daesung Holdings Co., Ltd.	26,734	211,834
# *	Daesung Industrial Co., Ltd.	83,195	212,854
# *	Daewon Cable Co., Ltd.	340,032	281,300
# *	Daewon Media Co., Ltd.	59,878	344,943
#	Daewon Pharmaceutical Co., Ltd.	114,307	1,387,035
#	Daewon San Up Co., Ltd.	94,000	349,793
# *	Daewoo Electronic Components Co., Ltd.	270,532	529,420
	Daewoong Co., Ltd.	161,102	2,297,179
	Daewoong Pharmaceutical Co., Ltd.	3,001	263,109
*	Dahaam E-Tec Co., Ltd.	2,100	36,452
	Daihan Pharmaceutical Co., Ltd.	30,671	748,860
	Daishin Securities Co., Ltd.	255,198	2,087,512
# *	Daiyang Metal Co., Ltd.	2,014	3,942
# *	Danal Co., Ltd.	296,514	1,020,668
	Danawa Co., Ltd.	41,387	914,916
	Daou Data Corp.	106,809	718,472
	Daou Technology, Inc.	183,734	2,477,141
*	Dasan Networks, Inc.	162,841	924,165
#	Dawonsys Co., Ltd.	126,153	1,708,984
*	Dayou Automotive Seat Technology Co., Ltd.	396,631	233,919
*	Dayou Plus Co., Ltd.	417,611	222,770
	DB Financial Investment Co., Ltd.	230,481	668,995
#	DB HiTek Co., Ltd.	211,803	4,656,617
*	DB, Inc.	803,625	492,735
	DCM Corp.	34,313	297,079
*	Dentium Co., Ltd.	41,507	1,281,772
*	Deutsch Motors, Inc.	121,159	666,936
# *	Development Advance Solution Co., Ltd.	62,260	284,016
	DGB Financial Group, Inc.	590,413	2,562,986
	DHP Korea Co., Ltd.	62,988	370,784
	DI Dong Il Corp.	7,397	372,069
	Digital Chosun Co., Ltd.	183,547	277,592
#	Digital Daesung Co., Ltd.	65,314	413,086
	Digital Power Communications Co., Ltd.	178,171	1,505,625
*	DIO Corp.	59,048	1,398,342
	Display Tech Co., Ltd.	52,616	129,961
	DMS Co., Ltd.	134,519	450,135
# *	DNF Co., Ltd.	55,512	483,100
#	Dohwa Engineering Co., Ltd.	60,443	448,054
#	Dong A Eltek Co., Ltd.	52,346	295,223
	Dong Ah Tire & Rubber Co., Ltd.	43,421	396,003
	Dong-A Socio Holdings Co., Ltd.	20,129	1,449,939
	Dong-A ST Co., Ltd.	36,643	2,750,174
#	Dong-Ah Geological Engineering Co., Ltd.	64,952	929,151
# *	Dongbang Transport Logistics Co., Ltd.	25,627	45,712
	Dongbu Corp.	57,404	397,956
	Dongil Industries Co., Ltd.	9,455	392,791
#	Dongjin Semichem Co., Ltd.	204,486	2,649,769
	DongKook Pharmaceutical Co., Ltd.	33,648	2,614,800
	Dongkuk Industries Co., Ltd.	252,797	434,974
*	Dongkuk Steel Mill Co., Ltd.	426,240	1,489,556
	Dongkuk Structures & Construction Co., Ltd.	196,859	351,388
	Dongsung Chemical Co., Ltd.	14,408	184,683

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DONGSUNG Corp.	201,471	$681,513
	Dongsung Finetec Co., Ltd.	100,223	655,317
#	Dongwha Enterprise Co., Ltd.	29,907	372,609
	Dongwha Pharm Co., Ltd.	132,533	1,223,510
	Dongwon Development Co., Ltd.	382,423	1,119,453
#	Dongwon F&B Co., Ltd.	8,063	1,310,471
	Dongwon Industries Co., Ltd.	11,265	2,105,438
	Dongwon Systems Corp.	31,409	567,539
*	Dongwoo Farm To Table Co., Ltd.	75,970	201,283
	Dongyang E&P, Inc.	38,477	336,071
# *	Dongyang Steel Pipe Co., Ltd.	759,441	645,712
	Doosan Co., Ltd.	21,268	708,430
*	Doosan Heavy Industries & Construction Co., Ltd.	755,146	2,453,078
*	Doosan Infracore Co., Ltd.	489,348	1,721,672
	DoubleUGames Co., Ltd.	53,955	2,568,077
	DRB Holding Co., Ltd.	20,458	97,917
# *	Dream Security Co., Ltd.	194,824	394,473
# *	Dreamus Co.	106,691	441,318
# *	DRTECH Corp.	175,505	274,269
*	DSK Co., Ltd.	2,560	15,589
	DSR Wire Corp.	23,805	70,753
	DTR Automotive Corp.	30,702	636,941
*	Duk San Neolux Co., Ltd.	63,470	1,634,648
	DY Corp.	98,206	317,003
	DY POWER Corp.	48,841	315,351
*	E Investment&Development Co., Ltd.	778,047	137,602
	e Tec E&C, Ltd.	9,190	620,049
	E1 Corp.	28,626	809,973
	Eagon Holdings Co., Ltd.	7,939	13,085
	Eagon Industrial, Ltd.	17,740	85,494
	Easy Bio, Inc.	305,133	1,066,820
	EBEST Investment & Securities Co., Ltd.	14,685	58,041
	Echo Marketing, Inc.	5,656	152,426
*	EcoBio Holdings Co., Ltd.	55,632	227,704
#	Ecopro Co., Ltd.	123,404	2,057,849
	e-Credible Co., Ltd.	26,371	405,291
#	Eehwa Construction Co., Ltd.	87,246	396,188
# *	EG Corp.	38,302	228,809
# *	Ehwa Technologies Information Co., Ltd.	3,915,868	559,675
#	Elcomtec Co., Ltd.	261,529	434,647
#	Elentec Co., Ltd.	76,987	252,122
	e-LITECOM Co., Ltd.	11,839	36,522
# *	ELK Corp.	192,381	23,299
*	EMKOREA Co., Ltd.	181,296	509,563
# *	EM-Tech Co., Ltd.	82,074	552,247
# *	EMW Co., Ltd.	204,411	87,447
*	Enex Co., Ltd.	124,656	98,879
#	ENF Technology Co., Ltd.	68,260	1,489,461
	Eo Technics Co., Ltd.	53,117	3,170,511
# *	Esmo Corp.	444,729	165,884
	Estechpharma Co., Ltd.	66,182	525,280
*	ESTsoft Corp.	31,344	183,662
# *	E-TRON Co., Ltd.	1,491,477	206,207
*	Eubiologics Co., Ltd.	16,504	87,640
	Eugene Corp.	324,231	1,106,834
	Eugene Investment & Securities Co., Ltd.	537,742	1,251,817
#	Eugene Technology Co., Ltd.	85,332	1,233,158
*	Eusu Holdings Co., Ltd.	102,796	502,123
	EVERDIGM Corp.	45,722	137,803

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Exem Co., Ltd.	152,435	$436,772
#	Ezwel Co., Ltd.	45,722	423,661
#	Farmsco	88,719	328,735
	FarmStory Co., Ltd.	223,787	187,120
*	Feelux Co., Ltd.	283,759	1,205,043
	Fine DNC Co., Ltd.	19,923	25,994
#	Fine Semitech Corp.	39,942	262,891
# *	Firstec Co., Ltd.	163,256	290,272
*	FN Republic Co., Ltd.	167,534	72,042
*	FNC Entertainment Co., Ltd.	3,147	15,697
#	Foosung Co., Ltd.	299,347	1,654,935
# *	Fourth-Link, Inc.	52,309	11,752
	Fursys, Inc.	16,042	363,998
*	Futurestream Networks Co., Ltd.	16,175	15,318
	Gabia, Inc.	61,787	732,455
*	GAEASOFT	14,151	113,566
	Galaxia Communications Co., Ltd.	88,817	261,111
*	Gamevil, Inc.	31,510	639,592
	Gaon Cable Co., Ltd.	14,855	188,589
	Gemvaxlink Co., Ltd.	315,573	270,868
*	Genie Music Corp.	223,163	454,925
	Geumhwa PSC Co., Ltd.	6,842	158,163
*	Gigalane Co., Ltd.	145,427	134,161
*	Globon Co., Ltd.	29,365	64,513
	GMB Korea Corp.	35,866	130,427
# *	GNCO Co., Ltd.	576,425	671,178
	GOLFZON Co., Ltd.	19,822	871,023
	Golfzon Newdin Holdings Co., Ltd.	174,025	483,147
# *	Good People Co., Ltd.	318,846	590,887
	Grand Korea Leisure Co., Ltd.	82,487	1,075,053
	Green Cross Cell Corp.	32,860	1,054,124
	Green Cross Holdings Corp.	79,061	1,378,173
*	Green Non-Life Insurance Co., Ltd.	22,357	0
*	GS Global Corp.	303,507	442,485
	GS Home Shopping, Inc.	22,149	2,320,603
	Gwangju Shinsegae Co., Ltd.	3,808	457,609
# *	GY Commerce Co., Ltd.	149,142	51,639
	Hae In Corp.	4,066	14,531
#	HAESUNG DS Co., Ltd.	60,675	738,673
	Haesung Industrial Co., Ltd.	9,176	66,733
	Haimarrow Food Service Co., Ltd.	194,879	446,762
	Haitai Confectionery & Foods Co., Ltd.	58,090	337,728
*	Halla Corp.	143,627	366,231
	Halla Holdings Corp.	60,229	1,493,759
# *	Han Chang Corp.	122,636	245,537
#	Han Kuk Carbon Co., Ltd.	172,944	980,719
#	Hana Micron, Inc.	153,881	609,083
#	Hana Tour Service, Inc.	57,671	2,013,343
*	Hancom MDS, Inc.	39,133	366,634
*	Hancom, Inc.	115,458	1,191,817
	Handok, Inc.	51,132	942,753
	Handsome Co., Ltd.	100,651	2,030,758
#	Hanil Cement Co., Ltd.	15,772	1,110,527
#	Hanil Holdings Co., Ltd.	12,939	450,515
	Hanil Hyundai Cement Co., Ltd.	16,083	421,230
*	Hanil Vacuum Co., Ltd.	177,588	88,902
# *	Hanjin Heavy Industries & Construction Co., Ltd.	195,140	1,009,232
	Hanjin Transportation Co., Ltd.	56,388	2,141,505
	Hankook AtlasBX Co., Ltd.	1,212	49,099

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hankook Corp., Inc.	9,559	$2,212
#	Hankook Cosmetics Manufacturing Co., Ltd.	12,582	391,626
	Hankook Shell Oil Co., Ltd.	4,428	954,286
*	Hankook Synthetics Inc.	550	0
	Hankuk Paper Manufacturing Co., Ltd.	20,784	245,272
	Hanla IMS Co., Ltd.	15,971	73,902
	Hanmi Semiconductor Co., Ltd.	135,891	873,280
	HanmiGlobal Co., Ltd.	46,196	292,153
#	Hans Biomed Corp.	47,257	745,362
	Hansae Co., Ltd.	115,696	1,139,577
	Hansae Yes24 Holdings Co., Ltd.	84,372	364,177
	Hanshin Construction	58,275	629,236
	Hanshin Machinery Co.	91,006	104,294
	Hansol Chemical Co., Ltd.	59,371	4,195,598
*	Hansol Holdings Co., Ltd.	374,793	922,795
# *	Hansol HomeDeco Co., Ltd.	480,537	353,824
	Hansol Paper Co., Ltd.	124,590	1,610,045
*	Hansol Technics Co., Ltd.	173,193	859,508
*	Hanwha General Insurance Co., Ltd.	431,981	775,092
*	Hanwha Investment & Securities Co., Ltd.	854,450	1,248,246
#	Hanyang Eng Co., Ltd.	70,713	583,882
	Hanyang Securities Co., Ltd.	41,592	214,845
*	Harim Co., Ltd.	340,978	745,846
	Harim Holdings Co., Ltd.	183,271	963,336
#	HB Technology Co., Ltd.	306,331	604,129
	HDC Holdings Co., Ltd.	249,428	1,913,495
	HDC Hyundai Development Co. Engineering & Construction, Class E, Class E	103,857	1,605,411
	HDC Hyundai Engineering Plastics Co., Ltd.	95,998	296,598
#	HDC I-Controls Co., Ltd.	37,078	261,382
# *	Heung-A Shipping Co., Ltd.	729,772	154,525
*	Heungkuk Fire & Marine Insurance Co., Ltd.	326,723	662,306
*	HFR, Inc.	1,448	43,003
	High Tech Pharm Co., Ltd.	9,245	80,641
	Hitejinro Holdings Co., Ltd.	45,753	509,884
# *	HJ Magnolia Yongpyong Hotel & Resort Corp.	162,717	629,897
*	HLB Life Science Co., Ltd.	5,065	78,796
#	HLscience Co., Ltd.	2,994	134,807
# *	HMM Co., Ltd.	1,375,106	4,085,463
# *	HNT Electronics Co., Ltd.	55,565	87,558
*	Home Center Holdings Co., Ltd.	455,258	438,401
# *	Homecast Co., Ltd.	207,600	607,487
	HS Industries Co., Ltd.	237,511	1,604,453
	HS R&A Co., Ltd.	243,993	325,976
# *	HSD Engine Co., Ltd.	115,126	324,192
*	Huayi Brothers Korea Co., Ltd.	29,821	79,210
	Huchems Fine Chemical Corp.	130,793	1,886,973
*	Humax Co., Ltd.	96,364	270,762
	Humedix Co., Ltd.	38,822	637,698
*	Huneed Technologies	55,366	303,741
	Huons Co., Ltd.	50,562	2,018,044
	Huons Global Co., Ltd.	49,967	1,295,716
	Husteel Co., Ltd.	10,435	57,814
#	Huvis Corp.	107,198	478,622
	Huvitz Co., Ltd.	61,778	393,007
	Hwa Shin Co., Ltd.	130,553	246,707
	Hwacheon Machine Tool Co., Ltd.	6,481	164,076
#	Hwail Pharm Co., Ltd.	53,363	396,424
# *	Hwajin Co., Ltd.	195,001	91,823

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hwangkum Steel & Technology Co., Ltd.	50,864	$247,215
#	Hwaseung Enterprise Co., Ltd.	71,812	741,552
	HwaSung Industrial Co., Ltd.	70,151	524,933
	Hy-Lok Corp.	70,157	700,033
*	Hyosung Advanced Materials Corp.	3,298	221,890
	Hyosung Chemical Corp.	1,540	145,817
	Hyosung TNC Co., Ltd.	3,095	331,168
#	HyosungITX Co., Ltd.	18,151	243,748
# *	Hyulim ROBOT Co., Ltd.	483,589	334,114
# *	Hyundai Bioscience Co., Ltd.	212,685	1,879,798
#	Hyundai BNG Steel Co., Ltd.	73,255	433,042
*	Hyundai Construction Equipment Co., Ltd.	76,009	1,151,075
#	Hyundai Corp Holdings, Inc.	41,823	333,620
#	Hyundai Corp.	49,959	601,579
*	Hyundai Electric & Energy System Co., Ltd.	50,960	344,988
	Hyundai Greenfood Co., Ltd.	311,746	2,090,353
	Hyundai Home Shopping Network Corp.	40,733	2,406,877
	Hyundai Hy Communications & Networks Co., Ltd.	293,335	990,566
	Hyundai Livart Furniture Co., Ltd.	87,519	838,596
	Hyundai Motor Securities Co., Ltd.	121,685	881,129
#	Hyundai Pharmaceutical Co., Ltd.	144,667	551,101
# *	Hyundai Rotem Co., Ltd.	67,663	1,004,146
	Hyundai Telecommunication Co., Ltd.	8,282	42,435
	Hyundai Wia Corp.	111,526	3,021,474
#	HyVision System, Inc.	58,211	402,705
	I&C Technology Co., Ltd.	56,987	180,673
#	i3system, Inc.	36,390	645,150
*	iA, Inc.	1,230,523	393,078
#	ICD Co., Ltd.	75,843	963,573
	IDIS Holdings Co., Ltd.	1,320	15,077
# *	IHQ, Inc.	413,977	529,382
*	Il Dong Pharmaceutical Co., Ltd.	79,541	847,875
	Iljin Diamond Co., Ltd.	43,218	829,474
# *	Iljin Display Co., Ltd.	119,554	282,238
*	Iljin Electric Co., Ltd.	121,530	239,167
	Iljin Holdings Co., Ltd.	137,437	420,936
#	Ilshin Spinning Co., Ltd.	10,159	465,066
# *	Ilshin Stone Co., Ltd.	256,307	525,249
#	ilShinbiobase Co., Ltd.	195,930	360,566
#	Ilsung Pharmaceuticals Co., Ltd.	4,137	307,135
	Ilyang Pharmaceutical Co., Ltd.	75,501	2,035,394
*	IM Co., Ltd.	149,118	99,524
	iMarketKorea, Inc.	129,703	1,076,508
	InBody Co., Ltd.	61,922	955,747
# *	INCON Co., Ltd.	158,451	153,215
# *	Incross Co., Ltd.	21,432	454,398
# *	Infinitt Healthcare Co., Ltd.	85,520	538,960
	INITECH Co., Ltd.	34,978	121,836
	Innocean Worldwide, Inc.	47,201	2,259,806
#	InnoWireless, Inc.	28,623	1,177,755
# *	Innox Advanced Materials Co., Ltd.	46,191	1,386,429
# *	Inscobee, Inc.	591,826	1,379,028
# *	Insun ENT Co., Ltd.	177,492	1,070,393
	Intelligent Digital Integrated Security Co., Ltd.	38,479	657,890
*	Interflex Co., Ltd.	80,840	667,857
#	Interojo Co., Ltd.	68,475	1,304,576
	Interpark Corp.	71,258	250,699
	Interpark Holdings Corp.	249,176	375,233
	INTOPS Co., Ltd.	86,749	780,974

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	INVENIA Co., Ltd.	36,373	$52,405
	Inzi Controls Co., Ltd.	45,051	143,342
	INZI Display Co., Ltd.	20,792	26,305
*	Iones Co., Ltd.	64,926	278,647
	IS Dongseo Co., Ltd.	99,665	2,085,328
#	ISC Co., Ltd.	68,260	569,302
	i-SENS, Inc.	58,711	1,136,284
	ISU Chemical Co., Ltd.	63,731	614,716
#	IsuPetasys Co., Ltd.	183,252	504,781
	It’s Hanbul Co., Ltd.	36,356	446,378
*	J.ESTINA Co., Ltd.	82,412	182,480
# *	Jahwa Electronics Co., Ltd.	67,806	407,493
#	JASTECH, Ltd.	59,570	461,109
# *	Jayjun Cosmetic Co., Ltd.	177,338	425,986
	JB Financial Group Co., Ltd.	1,034,840	4,122,000
	JC Chemical Co., Ltd.	11,668	43,326
# *	JC Hyun System, Inc.	82,351	269,428
	Jcontentree Corp.	25,881	745,165
	Jeil Pharmaceutical Co., Ltd.	5,220	113,511
# *	Jeju Semiconductor Corp.	154,448	368,291
*	Jejuair Co., Ltd.	63,132	1,064,110
# *	Jeongsan Aikang Co., Ltd.	202,408	284,356
	Jinro Distillers Co., Ltd.	12,750	306,464
#	Jinsung T.E.C	75,315	357,536
	JLS Co., Ltd.	60,696	320,288
*	JNK Heaters Co., Ltd.	52,520	182,797
*	JoyCity Corp.	6,537	61,138
	JS Corp.	40,769	254,010
	Jusung Engineering Co., Ltd.	236,743	1,053,547
	JVM Co., Ltd.	18,420	373,521
	JW Holdings Corp.	226,283	923,434
#	JW Life Science Corp.	53,988	691,901
	JW Pharmaceutical Corp.	75,091	1,810,253
	JW Shinyak Corp.	29,795	113,456
	JYP Entertainment Corp.	149,904	2,547,763
# *	Kanglim Co., Ltd.	213,093	311,922
#	Kangnam Jevisco Co., Ltd.	28,524	409,877
*	Kangstem Biotech Co., Ltd.	36,730	250,397
#	KAON Media Co., Ltd.	109,201	529,550
	KC Co., Ltd.	41,583	472,093
	KC Cottrell Co., Ltd.	57,816	209,025
	KC Green Holdings Co., Ltd.	84,188	250,852
	KC Tech Co., Ltd.	69,066	1,021,499
	KCC Engineering & Construction Co., Ltd.	36,099	178,513
	KCI, Ltd.	33,797	269,993
*	KCO Energy, Inc.	120	0
*	KD Corp.	29,472	2,245
*	KEC Corp.	549,593	345,851
#	KEPCO Engineering & Construction Co., Inc.	86,105	1,195,284
#	Keyang Electric Machinery Co., Ltd.	121,736	273,660
*	KEYEAST Co., Ltd.	293,755	642,502
	KG Chemical Corp.	10,467	119,417
#	KG Eco Technology Service Co., Ltd.	105,908	354,309
	Kginicis Co., Ltd.	95,353	1,723,549
	KGMobilians Co., Ltd.	114,785	708,341
# *	KH Vatec Co., Ltd.	92,733	1,410,546
	KINX, Inc.	15,872	805,350
	KISCO Corp.	122,047	393,614
	KISCO Holdings Co., Ltd.	56,887	491,943

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kishin Corp.	23,724	$60,036
	KISWIRE, Ltd.	50,257	594,902
# *	Kiwi Media Group Co., Ltd.	1,683,238	77,707
	KL-Net Corp.	61,091	109,768
#	KM Corp.	32,729	427,268
	KMH Co., Ltd.	115,916	616,781
	Kocom Co., Ltd.	50,776	206,270
*	Kodaco Co., Ltd.	278,877	94,198
	Koentec Co., Ltd.	121,211	967,257
	Koh Young Technology, Inc.	61,406	4,094,428
	Kolmar BNH Co., Ltd.	48,488	1,148,295
	Kolmar Korea Co., Ltd.	69,539	2,428,127
	Kolmar Korea Holdings Co., Ltd.	64,449	1,161,098
	Kolon Corp.	50,123	723,998
	Kolon Global Corp.	40,693	262,619
	Kolon Industries, Inc.	63,423	1,606,833
	Kolon Plastic, Inc.	88,936	251,019
#	Komelon Corp.	37,331	232,461
	KoMiCo, Ltd.	36,775	751,366
# *	KONA I Co., Ltd.	75,053	803,842
	Kook Soon Dang Brewery Co., Ltd.	29,947	88,358
	Kopla Co., Ltd.	93,079	226,796
#	Korea Alcohol Industrial Co., Ltd.	78,848	1,029,892
	Korea Asset In Trust Co., Ltd.	345,264	687,096
	Korea Autoglass Corp.	63,586	695,037
#	Korea Cast Iron Pipe Industries Co., Ltd.	60,277	460,686
# *	Korea Circuit Co., Ltd.	70,736	460,043
# *	Korea District Heating Corp.	21,995	694,173
	Korea Electric Terminal Co., Ltd.	37,908	892,411
	Korea Electronic Certification Authority, Inc.	110,844	370,206
#	Korea Electronic Power Industrial Development Co., Ltd.	71,059	192,049
	Korea Export Packaging Industrial Co., Ltd.	5,621	84,638
	Korea Flange Co., Ltd.	70,591	117,513
# *	Korea Information & Communications Co., Ltd.	86,404	578,803
	Korea Information Certificate Authority, Inc.	97,155	287,456
*	Korea Line Corp.	87,070	1,285,829
*	Korea Materials & Analysis Corp.	197,070	240,426
	Korea Petrochemical Ind Co., Ltd.	22,491	2,608,546
	Korea Real Estate Investment & Trust Co., Ltd.	1,105,216	1,707,658
#	Korea United Pharm, Inc.	59,545	863,282
	Korean Reinsurance Co.	591,764	4,091,754
	Kortek Corp.	68,622	542,492
# *	KPM Tech Co., Ltd.	113,288	69,104
#	KPX Chemical Co., Ltd.	15,639	624,162
# *	KSIGN Co., Ltd.	341,049	327,082
	KSS LINE, Ltd.	101,989	609,241
*	KT Hitel Co., Ltd.	106,931	493,582
	KT Skylife Co., Ltd.	169,354	1,101,506
#	KT Submarine Co., Ltd.	96,406	323,203
	KTB Investment & Securities Co., Ltd.	302,569	639,829
#	KTCS Corp.	160,451	232,177
	Ktis Corp.	174,086	271,347
#	Kuk Young G&M	186,943	413,963
	Kukbo Design Co., Ltd.	24,206	280,179
#	Kukdo Chemical Co., Ltd.	18,000	616,852
#	Kukdong Oil & Chemicals Co., Ltd.	89,179	237,962
# *	Kuk-il Paper Manufacturing Co., Ltd.	596,800	2,977,028
# *	Kum Yang Co., Ltd.	95,714	182,321
#	Kumho Industrial Co., Ltd.	137,572	914,000

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Kumho Tire Co., Inc.	646,850	$1,630,506
	Kumkang Kind Co., Ltd.	68,202	176,576
	Kwang Dong Pharmaceutical Co., Ltd.	234,489	1,167,625
	Kwang Myung Electric Co., Ltd.	210,799	357,628
#	Kyeryong Construction Industrial Co., Ltd.	33,110	437,271
	Kyobo Securities Co., Ltd.	128,948	766,668
#	Kyongbo Pharmaceutical Co., Ltd.	67,878	430,570
	Kyung Dong Navien Co., Ltd.	39,655	1,163,105
	Kyung Nong Corp.	29,850	296,570
#	Kyungbang Co., Ltd.	86,421	710,737
	KyungDong City Gas Co., Ltd.	28,465	414,743
	KyungDong Invest Co., Ltd.	5,295	122,399
	Kyungdong Pharm Co., Ltd.	110,025	747,849
	Kyung-In Synthetic Corp.	182,535	1,046,343
	L&F Co., Ltd.	83,858	1,324,444
*	L&K Biomed Co., Ltd.	26,992	29,117
# *	LabGenomics Co., Ltd.	49,913	1,028,295
#	LB Semicon, Inc.	183,953	1,086,378
	LEADCORP, Inc. (The)	105,336	465,437
*	Leaders Cosmetics Co., Ltd.	91,059	295,812
	LEENO Industrial, Inc.	50,743	3,730,073
# *	Leenos Corp.	241,349	281,302
*	LegoChem Biosciences, Inc.	2,919	117,018
	LF Corp.	140,103	1,513,381
	LG Hausys, Ltd.	45,094	1,918,444
	LG HelloVision Co., Ltd.	176,287	653,063
	LG International Corp.	201,405	2,184,598
	LIG Nex1 Co., Ltd.	60,282	1,293,947
#	Lion Chemtech Co., Ltd.	73,106	424,702
# *	LIS Co., Ltd.	59,157	327,643
*	Liveplex Co., Ltd.	114,325	71,030
#	LMS Co., Ltd.	44,865	393,424
*	Lock & Lock Co., Ltd.	129,691	1,178,742
# *	LONGTU KOREA, Inc.	102,159	381,052
# *	LOT Vacuum Co., Ltd.	76,342	583,528
	Lotte Chilsung Beverage Co., Ltd.	17,472	1,567,371
	Lotte Confectionery Co., Ltd.	2,373	250,072
	LOTTE Fine Chemical Co., Ltd.	125,283	4,024,263
	Lotte Food Co., Ltd.	2,961	935,195
	LOTTE Himart Co., Ltd.	62,911	1,388,304
# *	Lotte Non-Life Insurance Co., Ltd.	461,385	620,831
*	Lotte Tour Development Co., Ltd.	93,681	884,989
	LS Cable & System Asia, Ltd.	60,288	344,772
	LS Electric Co., Ltd.	6,961	224,169
# *	Lumens Co., Ltd.	282,899	412,866
*	Lutronic Corp.	140,095	619,857
*	LVMC Holdings	195,822	799,718
# *	Macrogen, Inc.	51,829	1,464,511
	Maeil Dairies Co., Ltd.	3,387	223,767
	Maeil Holdings Co., Ltd.	39,665	281,722
*	Magicmicro Co., Ltd.	387,138	203,327
# *	Maniker Co., Ltd.	480,112	331,127
	Mcnex Co., Ltd.	76,074	1,855,613
# *	ME2ON Co., Ltd.	162,301	761,368
# *	Mediana Co., Ltd.	35,251	503,388
*	Medipost Co., Ltd.	18,859	408,974
#	Meerecompany, Inc.	28,285	625,503
#	MegaStudy Co., Ltd.	62,602	530,776
	MegaStudyEdu Co., Ltd.	48,136	1,777,447

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Melfas, Inc.	166,086	$159,040
#	META BIOMED Co., Ltd.	129,147	253,863
# *	Mgame Corp.	104,493	334,230
	Mi Chang Oil Industrial Co., Ltd.	5,310	261,724
#	MiCo, Ltd.	155,794	1,146,029
	Minwise Co., Ltd.	70,028	823,578
	Mirae Asset Life Insurance Co., Ltd.	584,328	1,736,229
# *	Mirae Corp.	5,894,758	386,848
	Miwon Chemicals Co., Ltd.	3,853	144,602
	Miwon Commercial Co., Ltd.	5,072	256,341
	Miwon Specialty Chemical Co., Ltd.	11,832	740,734
#	MK Electron Co., Ltd.	108,898	583,262
*	MNTech Co., Ltd.	122,670	257,135
*	Mobase Co., Ltd.	50,361	137,761
# *	Mobile Appliance, Inc.	174,502	451,697
#	Modetour Network, Inc.	90,857	976,793
#	Monalisa Co., Ltd.	171,888	1,013,232
#	MonAmi Co., Ltd.	104,161	279,452
#	Moorim P&P Co., Ltd.	167,889	466,375
	Moorim Paper Co., Ltd.	153,047	275,635
#	Motonic Corp.	71,296	422,386
# *	MP Group, Inc.	151,072	30,570
#	MS Autotech Co., Ltd.	143,953	640,332
# *	Muhak Co., Ltd.	109,192	572,542
#	Multicampus Co., Ltd.	15,418	399,142
# *	MyungMoon Pharm Co., Ltd.	104,673	421,040
#	Nam Hwa Construction Co., Ltd.	37,268	444,765
#	Namhae Chemical Corp.	169,451	1,088,624
*	NamKwang Engineering & Construction Co., Ltd.	2,218	23,650
# *	Namsun Aluminum Co., Ltd.	393,345	1,583,482
# *	Namuga Co., Ltd.	18,234	211,116
	Namyang Dairy Products Co., Ltd.	2,372	628,713
*	Namyeung Vivien	30,780	25,706
*	NanoenTek, Inc.	99,817	638,431
	Nasmedia Co., Ltd.	24,369	577,726
# *	Nature & Environment Co., Ltd.	384,677	516,735
*	Naturecell Co., Ltd.	132,386	1,202,678
*	NDFOS Co., Ltd.	20,333	65,739
	NeoPharm Co., Ltd.	25,196	637,912
# *	Neowiz	86,809	1,244,295
#	NEOWIZ HOLDINGS Corp.	36,522	428,668
#	NEPES Corp.	104,087	2,485,636
# *	Neuros Co., Ltd.	132,787	279,991
# *	New Power Plasma Co., Ltd.	172,515	434,279
	Nexen Corp.	137,273	533,806
	Nexen Tire Corp.	233,104	1,098,069
*	Nexon GT Co., Ltd.	5,993	36,425
*	Next Entertainment World Co., Ltd.	105,261	340,702
# *	NextEye Co., Ltd.	197,968	206,522
#	Nexturn Co., Ltd.	39,610	268,416
*	NHN BUGS Corp.	27,513	114,249
*	NHN Corp.	19,923	1,247,525
#	NHN KCP Corp.	79,822	2,531,303
	NICE Holdings Co., Ltd.	135,007	2,211,891
	Nice Information & Telecommunication, Inc.	38,411	936,852
	NICE Information Service Co., Ltd.	219,290	3,162,517
	NICE Total Cash Management Co., Ltd.	121,835	600,184
*	NK Co., Ltd.	469,056	334,968
*	NK Mulsan Co., Ltd.	60,780	34,516

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Nong Shim Holdings Co., Ltd.	13,404	$819,884
#	Nong Woo Bio Co., Ltd.	49,672	420,158
	Noroo Holdings Co., Ltd.	9,344	71,811
#	NOROO Paint & Coatings Co., Ltd.	59,794	379,117
	NPC	66,771	199,202
	NS Shopping Co., Ltd.	126,484	804,053
*	nTels Co., Ltd.	24,999	195,054
	Nuri Telecom Co., Ltd.	17,628	81,952
*	NUVOTEC Co., Ltd.	153,125	147,807
	Oceanbridge Co., Ltd.	19,278	149,388
*	OCI Co., Ltd.	7,645	250,892
# *	Omnisystem Co., Ltd.	233,956	371,329
#	Openbase, Inc.	183,847	453,427
	Opto Device Technology Co., Ltd.	29,480	95,488
	OptoElectronics Solutions Co., Ltd.	38,766	1,248,997
	OPTRON-TEC, Inc.	133,374	527,184
# *	Orbitech Co., Ltd.	145,252	365,987
# *	Orientbio, Inc.	556,748	332,433
	Orion Holdings Corp.	130,785	1,516,999
*	OSANGJAIEL Co., Ltd.	68,421	690,197
*	Osstem Implant Co., Ltd.	72,326	1,950,824
# *	Osung Advanced Materials Co., Ltd.	278,129	552,115
#	Paik Kwang Industrial Co., Ltd.	153,313	350,488
	Pang Rim Co., Ltd.	101,740	144,372
	Pan-Pacific Co., Ltd.	203,776	367,803
*	PaperCorea, Inc.	79,190	91,257
	Park Systems Corp.	727	21,918
	Partron Co., Ltd.	261,551	1,732,648
# *	Paru Co., Ltd.	257,213	518,338
*	People & Technology, Inc.	27,588	217,778
#	Pharma Research Products Co., Ltd.	24,555	855,073
# *	Pharmicell Co., Ltd.	131,453	2,050,520
*	Phoenix Materials Co., Ltd.	44,503	20,107
# *	PNE Solution Co., Ltd.	61,691	662,765
# *	Pobis TNC Co., Ltd.	250,451	337,765
*	POLUS BioPharm, Inc.	42,209	15,913
	Poongsan Corp.	118,045	2,046,236
	Poongsan Holdings Corp.	33,366	790,813
	POSCO Coated & Color Steel Co., Ltd.	2,517	24,252
	Posco ICT Co., Ltd.	338,081	1,228,183
#	Posco M-Tech Co., Ltd.	137,510	442,783
#	Power Logics Co., Ltd.	173,206	979,562
*	Prostemics Co., Ltd.	49,725	167,519
#	Protec Co., Ltd.	40,830	478,263
	PS TEC Co., Ltd.	73,410	213,537
#	PSK, Inc.	90,057	1,385,579
#	Pulmuone Co., Ltd.	83,990	837,040
#	Pungkuk Alcohol Industry Co., Ltd.	39,040	587,579
#	Pyeong Hwa Automotive Co., Ltd.	51,185	282,234
*	RaonSecure Co., Ltd.	159,690	341,987
	Rayence Co., Ltd.	21,966	258,630
*	Redrover Co., Ltd.	335,561	62,998
#	Reyon Pharmaceutical Co., Ltd.	42,639	487,253
#	RFHIC Corp.	64,357	2,029,875
# *	RFTech Co., Ltd.	114,269	575,204
# *	Robostar Co., Ltd.	39,835	519,485
*	Robotis Co., Ltd.	9,311	81,418
*	Rorze Systems Corp.	12,806	51,880
#	Rsupport Co., Ltd.	59,819	306,786

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	S Net Systems, Inc.	100,072	$543,659
#	S&S Tech Corp.	89,559	1,539,002
	S&T Corp.	13,299	175,247
	S&T Dynamics Co., Ltd.	190,917	854,807
	S&T Holdings Co., Ltd.	54,697	641,552
	S&T Motiv Co., Ltd.	51,092	1,513,334
# *	S.Y. Co., Ltd.	85,193	294,410
	Sajo Industries Co., Ltd.	13,022	341,270
	Sajodaerim Corp.	2,580	30,252
*	Sajodongaone Co., Ltd.	29,518	21,901
#	Sam Chun Dang Pharm Co., Ltd.	75,658	1,908,450
*	SAM KANG M&T Co., Ltd.	103,756	247,514
	Sam Young Electronics Co., Ltd.	82,543	494,659
#	Sam Yung Trading Co., Ltd.	95,984	1,068,779
	Sambo Corrugated Board Co., Ltd.	7,239	47,892
*	Sambo Motors Co., Ltd.	45,702	150,580
# *	Sambon Electronics Co., Ltd.	284,390	375,630
*	Sambu Engineering & Construction Co., Ltd.	29,011	18,667
	Samchully Co., Ltd.	18,970	1,154,042
*	Samchuly Bicycle Co., Ltd.	47,168	232,905
#	Samho Development Co., Ltd.	128,250	532,334
	Samho International Co., Ltd.	33,297	616,103
	SAMHWA Paints Industrial Co., Ltd.	68,028	280,713
	Samick Musical Instruments Co., Ltd.	343,627	410,872
#	Samick THK Co., Ltd.	56,489	533,745
#	Samil Pharmaceutical Co., Ltd.	29,303	429,070
	Samji Electronics Co., Ltd.	75,961	568,123
#	Samjin LND Co., Ltd.	98,862	159,257
#	Samjin Pharmaceutical Co., Ltd.	55,034	1,147,061
*	Samkee Automotive Co., Ltd.	55,391	79,988
	Samkwang Glass Co., Ltd.	20,194	483,882
	Sammok S-Form Co., Ltd.	31,502	187,183
	SAMPYO Cement Co., Ltd.	231,777	669,237
# *	Samsung Pharmaceutical Co., Ltd.	296,288	972,508
#	Samsung Publishing Co., Ltd.	33,817	674,998
	SAMT Co., Ltd.	334,703	543,440
	Samwha Capacitor Co., Ltd.	47,319	1,892,214
#	Samwha Electric Co., Ltd.	28,113	337,451
	Samyang Corp.	24,139	782,999
	Samyang Foods Co., Ltd.	25,215	2,080,416
	Samyang Holdings Corp.	25,218	1,036,643
#	Samyang Tongsang Co., Ltd.	10,320	456,128
	Sang-A Frontec Co., Ltd.	60,793	672,370
*	Sangbo Corp.	96,831	65,213
#	Sangsangin Co., Ltd.	253,554	1,633,804
	Sangsin Brake	27,592	62,479
	Sangsin Energy Display Precision Co., Ltd.	67,598	337,859
	SaraminHR Co., Ltd.	34,495	720,680
#	Satrec Initiative Co., Ltd.	35,524	614,844
	SAVEZONE I&C Corp.	118,777	223,639
# *	SBI Investment Korea Co., Ltd.	679,843	345,660
*	SBS Media Holdings Co., Ltd.	280,998	442,311
# *	SBW	910,924	713,674
# *	S-Connect Co., Ltd.	235,710	397,894
# *	SD Biotechnologies Co., Ltd.	78,702	268,032
# *	SDN Co., Ltd.	237,263	440,268
	Seah Besteel Corp.	95,946	733,316
	SeAH Holdings Corp.	5,096	282,816
	SeAH Steel Corp.	10,843	353,899

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SeAH Steel Holdings Corp.	8,330	$197,451
	Sebang Co., Ltd.	83,913	646,119
	Sebang Global Battery Co., Ltd.	48,858	1,159,710
	Sebo Manufacturing Engineer Corp.	19,089	80,804
#	Secuve Co., Ltd.	184,998	206,864
#	Seegene, Inc.	148,228	11,164,208
	Sejin Heavy Industries Co., Ltd.	4	10
	Sejong Industrial Co., Ltd.	53,849	185,853
*	Sejong Telecom, Inc.	2,024,357	580,300
#	Sekonix Co., Ltd.	74,829	293,873
# *	Selvas AI, Inc.	179,027	104,137
	Sempio Foods Co.	12,562	298,058
	Semyung Electric Machinery Co., Ltd.	8,458	33,484
	S-Energy Co., Ltd.	61,002	169,975
*	Seobu T&D	272,503	1,253,724
	Seohan Co., Ltd.	575,035	481,075
	Seohee Construction Co., Ltd.	913,193	783,099
	Seojin System Co., Ltd.	17,833	385,795
	Seondo Electric Co., Ltd.	31,469	72,295
# *	Seoul Auction Co., Ltd.	90,789	331,599
*	Seoul Electronics & Telecom	104,354	67,011
# *	Seoul Food Industrial Co., Ltd.	2,034,341	292,114
#	Seoul Pharma Co., Ltd.	56,814	390,399
	Seoul Semiconductor Co., Ltd.	239,800	2,604,269
#	Seoulin Bioscience Co., Ltd.	30,512	274,252
#	Seowon Co., Ltd.	158,377	390,189
#	SEOWONINTECH Co., Ltd.	77,207	343,405
	Seoyon Co., Ltd.	56,279	173,044
	Seoyon E-Hwa Co., Ltd.	88,648	255,355
	Sewha P&C, Inc.	34,542	73,909
# *	Sewon Cellontech Co., Ltd.	317,725	677,298
	Sewon Precision Industry Co., Ltd.	25,563	63,648
	SEWOONMEDICAL Co., Ltd.	143,318	366,030
	SFA Engineering Corp.	109,626	3,160,312
# *	SFA Semicon Co., Ltd.	487,890	2,106,511
# *	SFC Co., Ltd.	290,874	81,241
# *	SG Corp.	785,181	432,514
*	SG&G Corp.	93,647	103,479
*	SH Energy & Chemical Co., Ltd.	473,167	346,401
# *	Shin Poong Pharmaceutical Co., Ltd.	233,733	3,190,127
	Shindaeyang Paper Co., Ltd.	12,266	614,960
#	Shinil Electronics Co., Ltd.	370,771	592,482
	Shinsegae Engineering & Construction Co., Ltd.	17,311	347,568
#	Shinsegae Food Co., Ltd.	12,587	627,122
	Shinsegae Information & Communication Co., Ltd.	6,509	605,004
*	Shinsung E&G Co., Ltd.	695,198	500,487
# *	Shinsung Tongsang Co., Ltd.	467,967	428,268
#	Shinwha Intertek Corp.	167,682	332,882
# *	Shinwon Corp.	328,839	447,341
	Shinyoung Securities Co., Ltd.	31,529	1,191,425
#	SHOWBOX Corp.	202,133	478,507
*	Signetics Corp.	215,282	128,098
	SIGONG TECH Co., Ltd.	72,529	324,980
#	Silicon Works Co., Ltd.	76,328	1,890,353
#	Silla Co., Ltd.	49,229	412,854
	SIMMTECH Co., Ltd.	118,897	930,735
	SIMPAC, Inc.	114,590	217,707
	Sindoh Co., Ltd.	38,779	879,001
	Sinil Pharm Co., Ltd.	1,717	10,562

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	SinSin Pharmaceutical Co., Ltd.	50,462	$306,198
#	SK Bioland Co., Ltd.	88,938	1,750,971
	SK Chemicals Co., Ltd.	45,369	2,886,749
#	SK D&D Co., Ltd.	52,494	1,051,485
	SK Discovery Co., Ltd.	76,844	1,593,168
	SK Gas, Ltd.	4,227	266,822
#	SK Networks Co., Ltd.	1,121,588	4,972,123
*	SK Rent A Car Co., Ltd.	2,780	21,127
	SK Securities Co., Ltd.	2,889,884	1,535,327
*	SKC Solmics Co., Ltd.	171,765	413,000
#	SKCKOLONPI, Inc.	85,421	2,312,287
	SL Corp.	100,977	1,103,328
*	SM Culture & Contents Co., Ltd.	277,128	360,028
*	SM Entertainment Co., Ltd.	123,879	2,833,039
*	SM Life Design Group Co., Ltd.	66,427	85,824
# *	S-MAC Co., Ltd.	1,016,327	1,103,254
*	SMARK Co., Ltd.	45,350	6,965
#	SMCore, Inc.	81,581	525,631
*	SMEC Co., Ltd.	153,271	228,677
# *	SNU Precision Co., Ltd.	157,801	393,254
*	Solborn, Inc.	96,444	290,929
# *	Solid, Inc.	229,788	1,075,676
	Songwon Industrial Co., Ltd.	101,183	1,197,092
# *	Sonokong Co., Ltd.	170,581	291,845
	Soulbrain Co., Ltd.	35,894	2,160,374
	SPC Samlip Co., Ltd.	14,997	882,074
#	SPG Co., Ltd.	94,323	409,865
#	Spigen Korea Co., Ltd.	23,443	837,749
# *	Ssangyong Motor Co.	342,624	438,087
*	ST Pharm Co., Ltd.	48,756	1,315,977
	Suheung Co., Ltd.	35,180	1,279,857
	Sun Kwang Co., Ltd.	24,809	296,422
# *	SundayToz Corp.	34,853	541,530
	Sung Bo Chemicals Co., Ltd.	57,708	190,180
	Sung Kwang Bend Co., Ltd.	117,136	606,421
*	Sungchang Enterprise Holdings, Ltd.	447,902	565,189
#	Sungdo Engineering & Construction Co., Ltd.	72,103	196,800
#	Sungshin Cement Co., Ltd.	119,623	775,675
	Sungwoo Hitech Co., Ltd.	374,937	906,879
#	Sunjin Co., Ltd.	100,092	697,301
# *	Sunny Electronics Corp.	208,190	546,492
*	Suprema HQ, Inc.	15,358	57,018
# *	Suprema, Inc.	30,158	851,472
*	Synergy Innovation Co., Ltd.	105,399	142,151
# *	Synopex, Inc.	402,183	883,143
	Systems Technology, Inc.	73,178	967,242
#	Tae Kyung Industrial Co., Ltd.	55,377	209,362
	Taekwang Industrial Co., Ltd.	2,620	1,720,884
*	Taewoong Co., Ltd.	72,605	344,824
#	Taeyoung Engineering & Construction Co., Ltd.	280,138	3,319,272
# *	Taihan Electric Wire Co., Ltd.	1,331,592	702,642
# *	Taihan Fiberoptics Co., Ltd.	388,537	1,055,853
*	Taihan Textile Co., Ltd.	1,976	31,920
#	Tailim Packaging Co., Ltd.	119,701	387,209
*	TBH Global Co., Ltd.	71,393	86,091
	TechWing, Inc.	93,020	1,168,348
*	Tego Science, Inc.	7,237	105,389
*	Telcon RF Pharmaceutical, Inc.	269,540	1,104,853
#	Telechips, Inc.	59,054	408,730

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	TES Co., Ltd.	90,822	$1,490,022
*	Theragen Etex Co., Ltd.	187,568	1,660,662
*	Thinkware Systems Corp.	30,488	164,684
# *	TK Chemical Corp.	278,532	495,419
	TK Corp.	99,739	591,156
# *	TOBESOFT Co., Ltd.	120,531	202,313
#	Tokai Carbon Korea Co., Ltd.	29,621	1,755,995
# *	Tong Yang Moolsan Co., Ltd.	469,563	389,527
	Tongyang Life Insurance Co., Ltd.	312,717	760,279
#	Tongyang, Inc.	902,351	929,499
# *	Tonymoly Co., Ltd.	33,132	318,035
#	Top Engineering Co., Ltd.	82,138	613,581
#	Toptec Co., Ltd.	138,577	2,336,827
	Tovis Co., Ltd.	92,768	541,739
#	TS Corp.	28,777	424,632
# *	T’way Holdings, Inc.	208,040	237,420
#	UBCare Co., Ltd.	175,923	1,042,398
	Ubiquoss Holdings, Inc.	51,883	1,366,187
#	Ubiquoss, Inc.	19,917	471,050
	UIL Co., Ltd.	89,273	310,363
#	Uju Electronics Co., Ltd.	49,582	586,972
*	Uni-Chem Co., Ltd.	349,887	453,050
#	Unick Corp.	67,234	349,208
	Unid Co., Ltd.	35,445	1,258,072
#	Union Semiconductor Equipment & Materials Co., Ltd.	167,468	683,108
#	Uniquest Corp.	95,299	488,831
# *	Unison Co., Ltd.	511,811	387,993
*	Unitekno Co., Ltd.	17,561	131,283
	UniTest, Inc.	82,374	871,390
	UTI, Inc.	19,414	289,645
	Value Added Technology Co., Ltd.	48,230	1,008,014
	Very Good Tour Co., Ltd.	6,966	32,795
*	Viatron Technologies, Inc.	76,611	453,580
# *	VICTEK Co., Ltd.	129,990	422,114
*	Vidente Co., Ltd.	14,136	76,586
#	Vieworks Co., Ltd.	51,662	1,494,954
#	Visang Education, Inc.	47,339	297,669
	Vitzro Tech Co., Ltd.	11,550	60,118
	Vitzrocell Co., Ltd.	91,590	1,046,971
# *	VitzroSys Co., Ltd.	289,611	21,615
# *	VT GMP Co., Ltd.	8,360	74,219
*	W Holding Co., Ltd.	332,896	86,032
*	Webzen, Inc.	108,541	1,483,294
# *	Welcron Co., Ltd.	189,702	1,095,325
*	Wellbiotec Co., Ltd.	17,722	28,356
	Wemade Co., Ltd.	61,664	1,209,504
	Whanin Pharmaceutical Co., Ltd.	99,928	1,214,756
# *	WillBes & Co. (The)	395,146	484,263
	Winix, Inc.	50,207	767,497
	Wins Co., Ltd.	46,010	584,161
	WiSoL Co., Ltd.	129,456	1,100,869
*	WIZIT Co., Ltd.	554,073	282,034
*	WONIK CUBE Corp.	46,479	53,177
*	Wonik Holdings Co., Ltd.	235,016	731,812
#	Wonik Materials Co., Ltd.	51,128	1,012,094
# *	Wonik QnC Corp.	94,886	997,558
	Woojin, Inc.	2,070	5,927
# *	Woongjin Energy Co., Ltd.	130,463	18,350
*	Woori Investment Bank Co., Ltd.	2,024,253	968,151

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Woori Technology Investment Co., Ltd.	326,126	$688,522
# *	Woori Technology, Inc.	709,536	478,389
# *	Wooridul Pharmaceutical, Ltd.	82,795	453,363
# *	Wooriro Co., Ltd.	16,683	25,370
#	Woorison F&G Co., Ltd.	163,424	285,349
#	Woory Industrial Co., Ltd.	40,935	606,740
# *	Wooshin Systems Co., Ltd.	72,140	195,565
# *	Woosu AMS Co., Ltd.	139,479	468,018
#	WooSung Feed Co., Ltd.	152,187	395,014
# *	Woowon Development Co., Ltd.	34,932	202,624
#	Worldex Industry & Trading Co., Ltd.	49,210	279,634
#	Y G-1 Co., Ltd.	153,517	619,819
*	YeaRimDang Publishing Co., Ltd.	88,257	182,023
*	Y-entec Co., Ltd.	4,556	40,348
# *	Yest Co., Ltd.	54,484	358,977
*	YG Entertainment, Inc.	62,114	1,515,320
*	YIK Corp.	138,054	365,357
# *	YJM Games Co., Ltd.	246,775	320,980
# *	YMC Co., Ltd.	97,776	810,646
	Yonwoo Co., Ltd.	30,310	479,327
	Yoosung Enterprise Co., Ltd.	114,087	236,938
	YooSung T&S Co., Ltd.	56,966	115,424
	Youlchon Chemical Co., Ltd.	64,226	796,087
#	Young Poong Corp.	640	274,826
	Young Poong Precision Corp.	68,725	379,910
	Youngone Corp.	718	16,097
	Youngone Holdings Co., Ltd.	38,171	1,289,110
*	YoungWoo DSP Co., Ltd.	197,393	275,530
	YTN Co., Ltd.	73,837	124,365
*	Yuanta Securities Korea Co., Ltd.	686,237	1,454,522
	YuHwa Securities Co., Ltd.	96,255	182,333
*	Yujin Robot Co., Ltd.	128,818	244,214
*	Yungjin Pharmaceutical Co., Ltd.	518,587	2,119,423
# *	Yuyang DNU Co., Ltd.	177,980	178,206
	Yuyu Pharma, Inc.	1,676	15,246
#	Zeus Co., Ltd.	41,148	323,809

TOTAL SOUTH KOREA			705,242,367

TAIWAN — (23.3%)
*	Sino American Electronic Co.	564,703	0
	ABC Taiwan Electronics Corp.	536,977	312,939
	Ability Enterprise Co., Ltd.	1,858,293	764,545
	Ability Opto-Electronics Technology Co., Ltd.	473,776	535,860
	AcBel Polytech, Inc.	2,964,599	2,058,237
	Ace Pillar Co., Ltd.	448,000	301,409
#	ACES Electronic Co., Ltd.	715,000	586,914
*	Acon Holding, Inc.	1,294,000	288,477
	Acter Group Corp., Ltd.	283,302	2,025,312
	Action Electronics Co., Ltd.	1,395,000	338,232
	Actron Technology Corp.	438,320	1,285,432
#	A-DATA Technology Co., Ltd.	1,438,879	2,723,253
	Addcn Technology Co., Ltd.	119,299	867,464
	Adlink Technology, Inc.	12,000	26,611
#	Advanced Ceramic X Corp.	283,000	2,949,080
	Advanced International Multitech Co., Ltd.	819,000	902,825
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	804,796	259,168
*	Advanced Optoelectronic Technology, Inc.	681,000	387,620
	Advanced Power Electronics Corp.	113,000	87,349
	Advanced Wireless Semiconductor Co.	1,041,409	3,134,687

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Advancetek Enterprise Co., Ltd.	1,451,519	$844,215
	AEON Motor Co., Ltd.	10,800	10,822
	Aerospace Industrial Development Corp.	2,700,000	2,592,932
# *	AGV Products Corp.	3,154,433	757,250
*	Airmate Cayman International Co., Ltd.	36,504	32,194
#	Alchip Technologies, Ltd.	343,000	3,339,491
# *	ALI Corp.	1,328,775	682,714
	All Ring Tech Co., Ltd.	445,000	615,628
#	Allied Circuit Co., Ltd.	151,000	829,629
	Allis Electric Co., Ltd.	1,166,880	757,675
#	Alltek Technology Corp.	1,007,750	648,262
#	Alltop Technology Co., Ltd.	334,000	1,017,333
	Alpha Networks, Inc.	2,040,386	1,504,520
	Altek Corp.	1,983,945	1,287,174
#	Amazing Microelectronic Corp.	405,053	1,165,875
	Ambassador Hotel (The)	1,841,000	1,671,206
	Ampire Co., Ltd.	589,000	410,953
	AMPOC Far-East Co., Ltd.	635,444	617,628
*	AmTRAN Technology Co., Ltd.	6,613,951	1,698,524
	Anderson Industrial Corp.	290,416	78,022
	Anpec Electronics Corp.	503,007	1,132,054
#	Apac Opto Electronics, Inc.	147,000	181,999
#	Apacer Technology, Inc.	544,325	855,915
	APAQ Technology Co., Ltd.	378,120	402,596
#	APCB, Inc.	933,000	687,156
#	Apex Biotechnology Corp.	674,483	529,404
#	Apex International Co., Ltd.	1,110,470	2,079,605
#	Apex Medical Corp.	421,500	367,564
# *	Apex Science & Engineering	1,005,132	369,640
#	Apogee Optocom Co., Ltd.	48,000	231,356
#	Arcadyan Technology Corp.	965,055	2,598,090
	Ardentec Corp.	3,025,274	2,651,058
#	Argosy Research, Inc.	313,000	1,001,858
	Asia Electronic Material Co., Ltd.	331,000	153,560
	Asia Optical Co., Inc.	1,553,000	3,739,504
*	Asia Pacific Telecom Co., Ltd.	6,978,999	1,602,688
*	Asia Plastic Recycling Holding, Ltd.	1,378,182	210,283
	Asia Polymer Corp.	2,508,232	1,442,435
#	Asia Tech Image, Inc.	363,000	642,902
#	Asia Vital Components Co., Ltd.	2,098,058	2,837,953
	ASMedia Technology, Inc.	103,424	2,873,435
#	ASPEED Technology, Inc.	149,599	5,915,776
#	ASROCK, Inc.	215,000	838,281
	ATE Energy International Co., Ltd.	9,000	9,239
	Aten International Co., Ltd.	621,479	1,911,832
	Audix Corp.	555,600	756,193
#	AURAS Technology Co., Ltd.	378,148	2,175,706
	Aurona Industries, Inc.	444,000	247,244
	Aurora Corp.	469,349	1,414,684
	Avalue Technology, Inc.	320,000	745,744
	Avermedia Technologies	1,311,446	533,744
	AVY Precision Technology, Inc.	630,162	525,330
	Awea Mechantronic Co., Ltd.	246,210	251,644
	Axiomtek Co., Ltd.	395,000	720,426
# *	Azurewave Technologies, Inc.	457,000	221,648
	Bank of Kaohsiung Co., Ltd.	3,519,693	1,126,349
#	Baolong International Co., Ltd.	436,000	180,973
	Basso Industry Corp.	879,900	1,246,827
#	BenQ Materials Corp.	1,290,000	735,932

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	BES Engineering Corp.	10,300,750	$2,453,332
#	Bin Chuan Enterprise Co., Ltd.	565,070	457,664
	Bionet Corp.	132,000	147,068
	Bionime Corp.	209,000	473,280
# *	Biostar Microtech International Corp.	1,159,975	385,975
	Bioteque Corp.	380,308	1,444,599
#	Bizlink Holding, Inc.	842,492	5,489,358
*	Boardtek Electronics Corp.	893,000	581,474
	Bon Fame Co., Ltd.	135,000	198,812
	Bright Led Electronics Corp.	745,520	373,881
#	Brighton-Best International Taiwan, Inc.	1,504,318	1,301,819
	Brogent Technologies, Inc.	18,000	71,128
#	Browave Corp.	197,000	254,596
	C Sun Manufacturing, Ltd.	900,221	851,829
# *	Calin Technology Co., Ltd.	122,000	74,895
*	Cameo Communications, Inc.	1,625,818	360,302
	Capital Futures Corp.	838,895	1,106,181
	Capital Securities Corp.	14,723,501	4,843,761
#	Career Technology MFG. Co., Ltd.	2,999,843	2,823,235
	Carnival Industrial Corp.	740,353	198,234
#	Casetek Holdings, Ltd.	1,281,571	2,001,436
	Cathay Chemical Works	30,000	17,926
	Cathay Real Estate Development Co., Ltd.	4,070,700	2,693,894
#	Cayman Engley Industrial Co., Ltd.	237,099	498,779
#	CCP Contact Probes Co., Ltd.	137,000	140,307
	Celxpert Energy Corp.	590,000	558,658
#	Center Laboratories, Inc.	1,760,584	2,827,497
	Central Reinsurance Co., Ltd.	896,380	551,685
*	Chain Chon Industrial Co., Ltd.	1,146,000	309,573
#	ChainQui Construction Development Co., Ltd.	617,982	441,654
*	Champion Building Materials Co., Ltd.	2,286,851	379,207
	Chang Wah Electromaterials, Inc.	205,905	1,109,952
#	Chang Wah Technology Co., Ltd.	808,170	809,164
#	Channel Well Technology Co., Ltd.	1,263,000	984,071
	Chant Sincere Co., Ltd.	360,000	285,823
	Charoen Pokphand Enterprise	1,097,985	2,315,426
#	Chaun-Choung Technology Corp.	165,000	1,378,918
#	CHC Healthcare Group	668,000	804,354
	CHC Resources Corp.	517,282	787,786
#	Chen Full International Co., Ltd.	648,000	749,515
#	Chenbro Micom Co., Ltd.	459,000	1,391,544
	Cheng Loong Corp.	5,515,383	3,924,257
*	Cheng Mei Materials Technology Corp.	4,620,900	1,089,937
#	Cheng Uei Precision Industry Co., Ltd.	2,736,331	3,493,118
	Chenming Electronic Technology Corp.	667,437	282,583
#	Chia Chang Co., Ltd.	705,000	779,238
#	Chia Hsin Cement Corp.	2,754,121	1,583,180
	Chian Hsing Forging Industrial Co., Ltd.	242,000	315,689
#	Chicony Power Technology Co., Ltd.	1,171,454	2,288,966
#	Chieftek Precision Co., Ltd.	428,225	1,289,824
	Chien Kuo Construction Co., Ltd.	1,290,249	432,711
#	Chilisin Electronics Corp.	1,136,380	3,996,095
	Chime Ball Technology Co., Ltd.	203,840	209,694
	China Airlines, Ltd.	2,723,000	751,472
	China Bills Finance Corp.	5,884,000	2,891,576
	China Chemical & Pharmaceutical Co., Ltd.	1,734,000	1,231,519
	China Ecotek Corp.	214,000	234,112
	China Electric Manufacturing Corp.	2,055,510	885,556
#	China Fineblanking Technology Co., Ltd.	434,103	514,068

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China General Plastics Corp.	2,698,829	$1,638,512
	China Glaze Co., Ltd.	310,002	92,585
	China Man-Made Fiber Corp.	12,340,799	2,681,412
	China Metal Products	1,987,603	1,679,057
	China Motor Corp.	1,152,600	1,223,055
#	China Petrochemical Development Corp.	23,745,150	6,407,812
	China Steel Chemical Corp.	1,020,554	3,588,773
#	China Steel Structure Co., Ltd.	601,000	429,721
	China Wire & Cable Co., Ltd.	663,160	615,597
	Chinese Maritime Transport, Ltd.	583,594	487,546
#	Ching Feng Home Fashions Co., Ltd.	794,409	698,095
	Chin-Poon Industrial Co., Ltd.	2,663,207	2,286,232
	Chipbond Technology Corp.	4,387,000	8,258,539
	ChipMOS Techinologies, Inc.	3,388,076	3,463,159
	ChipMOS Technologies, Inc., ADR	5,133	102,671
	Chlitina Holding, Ltd.	297,000	1,949,034
	Chong Hong Construction Co., Ltd.	1,302,665	3,586,486
	Chun YU Works & Co., Ltd.	1,367,000	793,894
	Chun Yuan Steel Industry Co., Ltd.	2,655,529	841,166
	Chung Hsin Electric & Machinery Manufacturing Corp.	2,531,375	2,140,499
#	Chung Hung Steel Corp.	6,781,979	1,762,140
	Chung Hwa Food Industrial Co., Ltd.	106,850	309,825
#	Chung Hwa Pulp Corp.	3,298,405	841,444
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	139,000	237,341
	Chunghwa Precision Test Tech Co., Ltd.	9,000	194,861
*	Chuwa Wool Industry Co., Taiwan Ltd.	25,000	30,717
	Chyang Sheng Dyeing & Finishing Co., Ltd.	1,004,000	384,751
	Cleanaway Co., Ltd.	553,000	2,893,277
	Clevo Co.	3,489,200	3,842,381
# *	CMC Magnetics Corp.	8,253,498	2,166,084
	C-Media Electronics, Inc.	60,000	29,574
*	CoAsia Electronics Corp.	759,397	293,000
	Coland Holdings, Ltd.	321,000	223,416
	Collins Co., Ltd.	562,431	200,515
	Compeq Manufacturing Co., Ltd.	2,296,000	3,037,134
	Compucase Enterprise	514,000	457,887
# *	Concord Securities Co., Ltd.	4,209,723	985,067
#	Concraft Holding Co., Ltd.	315,516	1,342,199
#	Continental Holdings Corp.	2,969,320	1,098,590
#	Contrel Technology Co., Ltd.	948,000	467,939
#	Coremax Corp.	461,275	976,796
#	Coretronic Corp.	3,061,200	3,261,822
	Co-Tech Development Corp.	1,202,533	1,604,952
	Cowealth Medical Holding Co., Ltd.	186,640	192,918
#	Coxon Precise Industrial Co., Ltd.	734,000	299,813
	Creative Sensor, Inc.	696,000	427,733
*	Crowell Development Corp.	36,000	23,306
# *	CSBC Corp. Taiwan	1,616,676	1,186,764
	CTCI Corp.	3,442,000	3,805,557
	C-Tech United Corp.	151,971	85,727
#	Cub Elecparts, Inc.	358,887	1,704,116
	CviLux Corp.	498,040	398,095
	CX Technology Co., Ltd.	192,010	94,351
	Cyberlink Corp.	348,697	1,343,395
	CyberPower Systems, Inc.	304,000	847,366
#	CyberTAN Technology, Inc.	2,308,779	1,146,398
	Cypress Technology Co., Ltd.	241,700	611,903
	DA CIN Construction Co., Ltd.	1,226,711	881,688
	Dadi Early-Childhood Education Group, Ltd.	218,357	1,395,340

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Dafeng TV, Ltd.	445,870	$623,809
#	Da-Li Development Co., Ltd.	1,205,382	1,184,171
*	Danen Technology Corp.	496,421	67,799
#	Darfon Electronics Corp.	1,478,550	1,836,721
#	Darwin Precisions Corp.	2,980,635	1,166,840
	Davicom Semiconductor, Inc.	546,888	314,711
	Daxin Materials Corp.	300,200	852,778
#	De Licacy Industrial Co., Ltd.	1,992,511	1,414,765
	Delpha Construction Co., Ltd.	767,931	461,772
	Depo Auto Parts Ind Co., Ltd.	755,000	1,182,680
*	Der Pao Construction Co., Ltd.	902,078	0
	Dimerco Data System Corp.	290,000	438,102
	Dimerco Express Corp.	762,000	635,676
#	D-Link Corp.	4,327,668	1,758,527
	Donpon Precision, Inc.	104,000	45,747
	Draytek Corp.	332,000	305,926
#	Dyaco International, Inc.	142,813	179,503
	DYNACOLOR, Inc.	245,000	269,003
# *	Dynamic Electronics Co., Ltd.	1,871,321	1,196,508
	Dynapack International Technology Corp.	968,000	2,304,534
	E Ink Holdings, Inc.	5,153,000	5,312,837
	Eastern Media International Corp.	2,737,511	1,208,312
	ECOVE Environment Corp.	185,000	1,303,711
*	Edimax Technology Co., Ltd.	1,215,108	354,557
	Edison Opto Corp.	798,000	339,335
	Edom Technology Co., Ltd.	1,168,968	644,885
	eGalax_eMPIA Technology, Inc.	355,131	572,583
#	Egis Technology, Inc.	402,000	2,548,424
	Elan Microelectronics Corp.	1,847,400	5,934,206
*	E-Lead Electronic Co., Ltd.	459,942	243,158
	E-LIFE MALL Corp.	488,000	1,098,494
#	Elite Advanced Laser Corp.	966,226	2,277,579
#	Elite Material Co., Ltd.	1,745,350	7,543,065
	Elite Semiconductor Memory Technology, Inc.	1,945,200	2,655,955
*	Elitegroup Computer Systems Co., Ltd.	2,554,254	930,668
	eMemory Technology, Inc.	458,000	4,307,057
#	Emerging Display Technologies Corp.	748,000	468,726
#	Ennoconn Corp.	362,378	2,344,809
#	EnTie Commercial Bank Co., Ltd.	2,292,603	1,125,158
#	Episil Holdings, Inc.	867,000	725,376
#	Episil-Precision, Inc.	183,000	315,740
#	Epistar Corp.	7,963,000	10,137,948
	Eslite Spectrum Corp. (The)	72,000	206,051
	Eson Precision Ind. Co., Ltd.	542,000	537,865
	Eternal Materials Co., Ltd.	5,467,985	4,902,793
*	Etron Technology, Inc.	2,841,000	627,850
#	Eurocharm Holdings Co., Ltd.	197,000	646,857
# *	Everest Textile Co., Ltd.	2,995,696	759,079
	Evergreen International Storage & Transport Corp.	3,856,000	1,705,199
	Everlight Chemical Industrial Corp.	3,232,606	1,523,217
	Everlight Electronics Co., Ltd.	3,000,000	3,253,719
*	Everspring Industry Co., Ltd.	921,000	244,163
#	Excellence Opto, Inc.	72,000	45,898
	Excelsior Medical Co., Ltd.	721,209	1,302,301
	EZconn Corp.	352,800	428,399
	Far Eastern Department Stores, Ltd.	7,944,000	6,141,284
	Far Eastern International Bank	16,499,659	5,872,248
#	Faraday Technology Corp.	1,080,305	1,553,109
#	Farglory F T Z Investment Holding Co., Ltd.	796,957	591,563

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Farglory Land Development Co., Ltd.	2,154,000	$3,091,189
*	Federal Corp.	3,135,238	1,720,275
	Feedback Technology Corp.	247,200	417,512
	Feng Hsin Steel Co., Ltd.	3,137,100	5,484,295
	Firich Enterprises Co., Ltd.	169,000	162,438
# *	First Copper Technology Co., Ltd.	1,084,000	272,366
	First Hi-Tec Enterprise Co., Ltd.	450,205	630,158
	First Hotel	1,106,350	487,686
	First Insurance Co., Ltd. (The)	1,450,179	685,628
	First Steamship Co., Ltd.	3,513,424	1,206,596
	FIT Holding Co., Ltd.	485,456	214,378
#	FLEXium Interconnect, Inc.	2,229,087	8,022,462
	Flytech Technology Co., Ltd.	813,309	1,861,334
#	FocalTech Systems Co., Ltd.	2,021,048	2,171,590
	FOCI Fiber Optic Communications, Inc.	199,000	171,999
	Forest Water Environment Engineering Co., Ltd.	327,133	464,065
	Formosa Advanced Technologies Co., Ltd.	1,046,000	1,311,620
	Formosa International Hotels Corp.	347,329	1,638,712
#	Formosa Laboratories, Inc.	630,089	1,056,164
#	Formosa Oilseed Processing Co., Ltd.	475,567	620,570
	Formosa Optical Technology Co., Ltd.	160,000	337,587
	Formosan Rubber Group, Inc.	2,198,952	1,322,956
	Formosan Union Chemical	2,374,733	1,009,274
#	Fortune Electric Co., Ltd.	899,078	797,221
#	Founding Construction & Development Co., Ltd.	1,138,623	596,378
	Foxsemicon Integrated Technology, Inc.	415,027	2,260,576
	Froch Enterprise Co., Ltd.	1,171,189	411,252
	FSP Technology, Inc.	1,001,427	815,097
#	Fulgent Sun International Holding Co., Ltd.	716,033	2,319,637
	Fullerton Technology Co., Ltd.	668,600	414,463
#	Fulltech Fiber Glass Corp.	2,512,313	893,829
#	Fwusow Industry Co., Ltd.	867,138	544,225
	G Shank Enterprise Co., Ltd.	952,281	648,891
*	G Tech Optoelectronics Corp.	749,354	159,624
#	Gallant Precision Machining Co., Ltd.	1,027,000	631,225
	Gamania Digital Entertainment Co., Ltd.	787,000	1,388,711
#	GCS Holdings, Inc.	520,000	923,203
#	GEM Services, Inc.	391,570	742,501
# *	Gemtek Technology Corp.	2,301,219	1,593,687
#	General Interface Solution Holding, Ltd.	1,742,000	5,533,820
#	General Plastic Industrial Co., Ltd.	410,357	397,828
	Generalplus Technology, Inc.	385,000	381,287
	Genesys Logic, Inc.	538,000	599,255
	Genius Electronic Optical Co., Ltd.	278,917	4,483,157
	Genmont Biotech, Inc.	299,000	240,390
	Genovate Biotechnology Co., Ltd.	268,800	250,590
*	GeoVision, Inc.	510,096	361,129
	Getac Technology Corp.	2,713,360	4,043,184
# *	Giantplus Technology Co., Ltd.	1,722,900	543,877
	Gigabyte Technology Co., Ltd.	3,454,800	5,982,389
*	Gigasolar Materials Corp.	187,880	577,460
*	Gigastorage Corp.	1,532,522	511,297
	Ginko International Co., Ltd.	331,000	1,734,393
	Global Brands Manufacture, Ltd.	2,008,359	952,261
#	Global Lighting Technologies, Inc.	414,000	1,764,223
#	Global Mixed Mode Technology, Inc.	460,000	2,007,121
#	Global PMX Co., Ltd.	248,000	1,160,479
#	Global Unichip Corp.	540,000	4,339,253
	Globe Union Industrial Corp.	1,431,914	632,672

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Gloria Material Technology Corp.	3,572,547	$1,927,838
*	GlycoNex, Inc.	258,000	126,904
# *	Gold Circuit Electronics, Ltd.	2,626,227	2,886,263
	Golden Friends Corp.	250,600	478,988
	Goldsun Building Materials Co., Ltd.	7,831,722	3,594,790
#	Good Will Instrument Co., Ltd.	369,869	295,498
#	Gourmet Master Co., Ltd.	599,000	1,923,522
	Grand Fortune Securities Co., Ltd.	1,345,000	368,017
	Grand Ocean Retail Group, Ltd.	590,000	480,364
# *	Grand Pacific Petrochemical	6,648,000	3,330,788
	Grand Plastic Technology Corp.	133,000	1,017,520
	GrandTech CG Systems, Inc.	360,750	488,881
	Grape King Bio, Ltd.	747,000	4,947,282
	Great China Metal Industry	1,112,000	791,765
	Great Taipei Gas Co., Ltd.	1,953,000	1,986,902
	Great Wall Enterprise Co., Ltd.	4,249,311	5,879,201
	Greatek Electronics, Inc.	2,003,000	3,037,970
*	Green Energy Technology, Inc.	1,570,850	3,170
#	GTM Holdings Corp.	834,150	581,838
#	Hannstar Board Corp.	2,191,934	2,911,673
#	HannStar Display Corp.	18,921,505	3,964,154
# *	HannsTouch Solution, Inc.	3,731,782	1,384,058
	Hanpin Electron Co., Ltd.	386,000	369,582
	Harvatek Corp.	1,000,949	400,047
	Hey Song Corp.	2,037,750	2,212,398
	Hi-Clearance, Inc.	154,964	544,771
	Highlight Tech Corp.	509,000	417,068
	HIM International Music, Inc.	105,710	400,079
	Hiroca Holdings, Ltd.	470,448	876,729
#	Hitron Technology, Inc.	721,557	481,621
	Ho Tung Chemical Corp.	6,469,684	1,606,458
	Hocheng Corp.	2,053,700	510,830
	Hold-Key Electric Wire & Cable Co., Ltd.	205,908	53,061
	Holiday Entertainment Co., Ltd.	559,800	1,190,647
	Holtek Semiconductor, Inc.	1,194,000	2,650,832
#	Holy Stone Enterprise Co., Ltd.	942,910	3,895,011
	Hong Pu Real Estate Development Co., Ltd.	1,525,185	1,120,072
	Hong TAI Electric Industrial	1,520,000	536,715
#	Hong YI Fiber Industry Co.	1,058,652	614,093
# *	Horizon Securities Co., Ltd.	2,884,000	576,975
#	Hota Industrial Manufacturing Co., Ltd.	1,374,932	4,320,270
	Hotron Precision Electronic Industrial Co., Ltd.	351,439	484,604
	Hsin Kuang Steel Co., Ltd.	1,806,443	1,442,028
	Hsin Yung Chien Co., Ltd.	255,505	684,346
	Hsing TA Cement Co.	488,162	287,999
#	Hu Lane Associate, Inc.	488,866	1,171,907
*	HUA ENG Wire & Cable Co., Ltd.	2,723,565	883,946
	Hua Yu Lien Development Co., Ltd.	30,000	37,796
	Huaku Development Co., Ltd.	1,648,816	5,016,607
	Huang Hsiang Construction Corp.	801,800	899,227
	Hung Ching Development & Construction Co., Ltd.	1,206,000	820,734
	Hung Sheng Construction, Ltd.	3,681,064	2,181,428
	Huxen Corp.	276,244	487,089
*	Hwa Fong Rubber Industrial Co., Ltd.	1,821,890	741,352
	Hwacom Systems, Inc.	442,000	212,563
#	Ibase Technology, Inc.	919,206	1,170,349
	IBF Financial Holdings Co., Ltd.	16,122,731	5,907,478
	Ichia Technologies, Inc.	1,948,000	874,568
*	I-Chiun Precision Industry Co., Ltd.	1,223,313	306,526

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Ideal Bike Corp.	82,813	$13,352
	IEI Integration Corp.	819,832	964,863
	Infortrend Technology, Inc.	1,330,163	522,593
	Info-Tek Corp.	478,000	287,994
	Innodisk Corp.	430,121	2,672,398
	Inpaq Technology Co., Ltd.	437,950	463,140
	Insyde Software Corp.	114,000	232,573
	Intai Technology Corp.	184,000	763,980
# *	Integrated Service Technology, Inc.	595,326	900,576
	IntelliEPI, Inc.	212,000	355,809
#	International CSRC Investment Holdings Co.	5,416,363	3,817,807
#	International Games System Co., Ltd.	305,000	5,679,738
	Iron Force Industrial Co., Ltd.	324,393	996,066
	I-Sheng Electric Wire & Cable Co., Ltd.	757,000	1,112,746
	ITE Technology, Inc.	1,045,095	1,642,707
#	ITEQ Corp.	1,389,047	6,704,910
*	J Touch Corp.	11,000	0
#	Jarllytec Co., Ltd.	392,000	924,379
#	Jentech Precision Industrial Co., Ltd.	499,868	3,618,710
	Jess-Link Products Co., Ltd.	681,925	713,051
#	Jih Lin Technology Co., Ltd.	324,000	488,566
	Jih Sun Financial Holdings Co., Ltd.	11,572,434	3,654,495
#	Jinan Acetate Chemical Co., Ltd.	53,900	201,562
	Jinli Group Holdings, Ltd.	965,681	242,290
	JMC Electronics Co., Ltd.	208,000	389,435
	Johnson Health Tech Co., Ltd.	100,000	218,475
#	Jourdeness Group, Ltd.	190,000	520,271
#	K Laser Technology, Inc.	939,000	445,652
#	Kaimei Electronic Corp.	801,756	914,883
	Kaori Heat Treatment Co., Ltd.	499,197	1,064,581
	Kaulin Manufacturing Co., Ltd.	821,330	351,927
	KEE TAI Properties Co., Ltd.	2,771,473	906,469
	Kenda Rubber Industrial Co., Ltd.	1,604,000	1,425,193
#	Kenmec Mechanical Engineering Co., Ltd.	1,228,000	629,224
	Kerry TJ Logistics Co., Ltd.	1,425,000	1,955,116
# *	Key Ware Electronics Co., Ltd.	266,244	93,122
	Kindom Development Co., Ltd.	2,293,000	2,004,766
	King Chou Marine Technology Co., Ltd.	442,920	451,576
	King Slide Works Co., Ltd.	176,000	1,830,337
	King Yuan Electronics Co., Ltd.	6,784,979	8,133,024
	Kingpak Technology, Inc.	239,773	1,147,112
	King’s Town Bank Co., Ltd.	5,218,701	5,578,295
*	King’s Town Construction Co., Ltd.	640,074	727,312
	Kinik Co.	723,000	1,422,472
*	Kinko Optical Co., Ltd.	857,000	657,448
	Kinpo Electronics	8,447,157	3,663,871
	Kinsus Interconnect Technology Corp.	1,928,000	3,372,601
	KMC Kuei Meng International, Inc.	424,253	1,219,390
#	KNH Enterprise Co., Ltd.	589,020	607,170
	KS Terminals, Inc.	879,482	1,123,796
	Kung Long Batteries Industrial Co., Ltd.	416,000	2,025,433
# *	Kung Sing Engineering Corp.	2,500,991	763,500
	Kuo Toong International Co., Ltd.	1,783,648	1,030,540
#	Kuoyang Construction Co., Ltd.	2,888,621	2,489,103
	Kwong Fong Industries Corp.	593,691	215,305
	Kwong Lung Enterprise Co., Ltd.	454,000	623,213
#	KYE Systems Corp.	1,720,672	465,532
	L&K Engineering Co., Ltd.	1,152,048	985,145
#	La Kaffa International Co., Ltd.	106,701	532,542

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	LAN FA Textile	1,477,933	$341,801
#	Land Mark Optoelectronics Corp.	492,300	4,595,301
#	Lanner Electronics, Inc.	644,916	1,261,552
	Laser Tek Taiwan Co., Ltd.	484,504	361,351
	Laster Tech Corp., Ltd.	199,589	164,642
	Leader Electronics, Inc.	262,000	56,485
#	Lealea Enterprise Co., Ltd.	5,353,892	1,277,431
	Ledlink Optics, Inc.	251,300	197,939
#	LEE CHI Enterprises Co., Ltd.	1,287,000	320,246
#	Lelon Electronics Corp.	457,300	614,678
#	Lemtech Holdings Co., Ltd.	150,982	406,644
*	Leofoo Development Co., Ltd.	882,563	324,857
*	LES Enphants Co., Ltd.	986,754	203,101
#	Lextar Electronics Corp.	2,189,500	1,280,792
	Li Cheng Enterprise Co., Ltd.	599,184	643,144
	Li Peng Enterprise Co., Ltd.	4,888,897	999,251
#	Lian HWA Food Corp.	480,956	664,530
	Lida Holdings, Ltd.	336,400	360,731
	Lien Hwa Industrial Holdings Corp.	4,215,666	6,072,658
	Lifestyle Global Enterprise, Inc.	128,000	277,744
	Lingsen Precision Industries, Ltd.	2,607,506	866,456
	Lion Travel Service Co., Ltd.	258,000	614,569
	Lite-On Semiconductor Corp.	1,698,539	2,353,093
	Long Bon International Co., Ltd.	1,483,274	705,770
#	Longchen Paper & Packaging Co., Ltd.	5,001,993	2,228,001
#	Longwell Co.	823,000	1,711,536
	Lotes Co., Ltd.	467,923	5,208,363
*	Lotus Pharmaceutical Co., Ltd.	189,000	470,768
	Lu Hai Holding Corp.	312,024	402,092
*	Lucky Cement Corp.	1,542,000	388,192
	Lumax International Corp., Ltd.	587,592	1,276,074
	Lung Yen Life Service Corp.	1,263,000	2,369,106
*	LuxNet Corp.	660,501	420,445
	Macauto Industrial Co., Ltd.	390,000	893,274
#	Machvision, Inc.	211,000	2,361,609
#	Macroblock, Inc.	259,010	804,416
#	Makalot Industrial Co., Ltd.	1,309,010	5,573,644
#	Marketech International Corp.	227,000	560,559
#	Materials Analysis Technology, Inc.	291,041	734,213
	Mayer Steel Pipe Corp.	908,567	540,490
	Maywufa Co., Ltd.	69,322	30,299
	Mechema Chemicals International Corp.	245,000	451,833
	Meiloon Industrial Co.	734,730	517,979
	Mercuries & Associates Holding, Ltd.	2,695,696	1,981,072
*	Mercuries Life Insurance Co., Ltd.	8,263,820	2,654,973
	Merry Electronics Co., Ltd.	1,238,216	5,779,795
*	Microbio Co., Ltd.	2,741,607	1,784,735
	Microelectronics Technology, Inc.	367,655	259,612
	Mildef Crete, Inc.	340,000	537,228
*	MIN AIK Technology Co., Ltd.	1,087,452	458,945
#	Mirle Automation Corp.	1,131,098	1,267,148
	Mitac Holdings Corp.	5,541,213	5,634,705
	Mobiletron Electronics Co., Ltd.	461,800	416,658
	momo.com, Inc.	116,000	1,870,691
#	Mosel Vitelic, Inc.	278,486	227,495
*	Motech Industries, Inc.	3,561,731	645,223
	MPI Corp.	416,000	917,840
#	Nak Sealing Technologies Corp.	401,954	895,792
	Namchow Holdings Co., Ltd.	1,152,000	1,747,946

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Nan Kang Rubber Tire Co., Ltd.	3,290,952	$4,406,048
#	Nan Liu Enterprise Co., Ltd.	265,000	1,929,793
	Nan Ren Lake Leisure Amusement Co., Ltd.	988,000	293,478
#	Nan Ya Printed Circuit Board Corp.	1,598,000	3,784,646
	Nang Kuang Pharmaceutical Co., Ltd.	355,000	536,079
	Nantex Industry Co., Ltd.	1,801,606	1,824,618
	National Aerospace Fasteners Corp.	105,000	214,253
	National Petroleum Co., Ltd.	227,824	335,047
	Netronix, Inc.	424,000	479,718
*	New Asia Construction & Development Corp.	338,835	53,323
	New Best Wire Industrial Co., Ltd.	195,600	160,520
#	New Era Electronics Co., Ltd.	312,000	154,019
	Nexcom International Co., Ltd.	707,094	528,927
	Nichidenbo Corp.	1,187,417	1,937,189
	Nien Hsing Textile Co., Ltd.	921,345	491,839
	Niko Semiconductor Co., Ltd.	357,000	439,051
	Nishoku Technology, Inc.	225,400	448,253
#	Nova Technology Corp.	70,000	355,198
	Nuvoton Technology Corp.	709,127	890,434
*	O-Bank Co., Ltd.	1,862,000	453,207
# *	Ocean Plastics Co., Ltd.	1,107,200	1,110,573
#	OK Biotech Co., Ltd.	124,000	116,902
	On-Bright Electronics, Inc.	240,052	1,834,153
#	OptoTech Corp.	2,515,804	1,805,062
	Orient Europharma Co., Ltd.	267,000	385,020
*	Orient Semiconductor Electronics, Ltd.	3,052,599	1,250,240
#	Oriental Union Chemical Corp.	4,346,267	2,452,444
	O-TA Precision Industry Co., Ltd.	282,227	401,754
	Pacific Construction Co.	1,868,921	569,271
	Pacific Hospital Supply Co., Ltd.	407,000	1,085,500
#	Paiho Shih Holdings Corp.	939,365	970,830
#	Pan Jit International, Inc.	2,159,486	1,757,645
	Pan-International Industrial Corp.	2,976,747	1,887,668
#	Panion & BF Biotech, Inc.	186,000	744,740
# *	Paragon Technologies Co., Ltd.	443,246	428,625
	Parpro Corp.	233,000	211,000
# *	PChome Online, Inc.	223,000	735,996
#	PCL Technologies, Inc.	310,810	1,160,111
	P-Duke Technology Co., Ltd.	359,950	843,670
#	Pharmally International Holding Co., Ltd.	441,605	2,405,016
*	Phihong Technology Co., Ltd.	2,234,401	547,355
#	Phoenix Tours International, Inc.	276,322	296,536
	Pixart Imaging, Inc.	849,150	4,970,220
	Planet Technology Corp.	196,000	408,991
	Plastron Precision Co., Ltd.	627,460	311,752
#	Plotech Co., Ltd.	684,000	421,238
#	Polytronics Technology Corp.	377,027	773,197
	Posiflex Technology, Inc.	152,457	466,319
#	Power Wind Health Industry, Inc.	204,524	1,145,782
	Poya International Co., Ltd.	320,098	5,349,845
	President Securities Corp.	6,142,524	2,760,211
	Primax Electronics, Ltd.	2,672,000	4,178,515
#	Prince Housing & Development Corp.	8,661,644	2,934,272
*	Princeton Technology Corp.	1,016,000	215,652
	Pro Hawk Corp.	118,000	594,208
*	Prodisc Technology, Inc.	1,707,199	0
	Promate Electronic Co., Ltd.	1,118,000	1,241,696
*	Promise Technology, Inc.	1,010,160	170,663
#	Prosperity Dielectrics Co., Ltd.	715,559	1,416,490

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	P-Two Industries, Inc.	46,500	$31,770
	Qisda Corp.	7,208,900	4,064,503
	QST International Corp.	398,000	612,980
	Qualipoly Chemical Corp.	626,048	548,817
#	Quang Viet Enterprise Co., Ltd.	256,000	1,080,507
#	Quanta Storage, Inc.	1,493,000	1,741,598
	Quintain Steel Co., Ltd.	1,622,823	347,585
	Radiant Opto-Electronics Corp.	1,485,000	4,873,767
	Radium Life Tech Co., Ltd.	5,311,242	1,871,418
	Rafael Microelectronics, Inc.	145,000	609,364
	Rechi Precision Co., Ltd.	2,387,181	1,366,539
#	Rexon Industrial Corp., Ltd.	519,000	1,246,931
	Rich Development Co., Ltd.	4,259,036	1,328,181
#	RichWave Technology Corp.	339,900	2,026,243
*	Right WAY Industrial Co., Ltd.	119,384	51,631
*	Ritek Corp.	8,749,924	1,466,103
# *	Roo Hsing Co., Ltd.	3,837,000	1,189,059
*	Rotam Global Agrosciences, Ltd.	497,268	241,726
	Ruentex Development Co., Ltd.	565,000	840,896
	Ruentex Engineering & Construction Co.	215,000	443,376
	Ruentex Industries, Ltd.	1,991,000	4,559,955
	Run Long Construction Co., Ltd.	57,000	112,956
*	Sagittarius Life Science Corp.	37,889	47,453
#	Samebest Co., Ltd.	168,420	372,343
	Sampo Corp.	2,372,861	1,530,593
	San Fang Chemical Industry Co., Ltd.	1,266,647	1,005,105
	San Far Property, Ltd.	540,761	299,414
	San Shing Fastech Corp.	790,875	1,232,700
	Sanitar Co., Ltd.	311,000	306,397
	Sanyang Motor Co., Ltd.	4,145,628	2,742,851
#	SCI Pharmtech, Inc.	331,395	1,482,134
#	Scientech Corp.	329,000	518,795
	SciVision Biotech, Inc.	42,000	87,467
	SDI Corp.	937,000	1,511,099
	Sea Sonic Electronics Co., Ltd.	45,000	62,283
#	Senao International Co., Ltd.	703,541	686,227
	Senao Networks, Inc.	172,000	612,842
#	Sercomm Corp.	1,583,000	3,955,662
	Sesoda Corp.	1,309,047	1,065,603
	Shan-Loong Transportation Co., Ltd.	527,000	520,681
#	Sharehope Medicine Co., Ltd.	499,612	771,591
	Sheng Yu Steel Co., Ltd.	833,980	452,251
	ShenMao Technology, Inc.	564,891	367,002
	Shieh Yih Machinery Industry Co., Ltd.	166,000	60,450
	Shih Her Technologies, Inc.	284,000	369,174
*	Shih Wei Navigation Co., Ltd.	1,334,081	261,518
#	Shihlin Electric & Engineering Corp.	1,755,000	2,488,019
	Shin Hai Gas Corp.	1,245	1,738
	Shin Zu Shing Co., Ltd.	1,003,144	4,401,834
# *	Shinih Enterprise Co., Ltd.	71,000	53,640
*	Shining Building Business Co., Ltd.	2,989,814	904,874
#	Shinkong Insurance Co., Ltd.	1,416,131	1,749,002
	Shinkong Synthetic Fibers Corp.	8,824,395	3,240,297
	Shinkong Textile Co., Ltd.	979,542	1,348,511
	Shiny Chemical Industrial Co., Ltd.	447,031	1,424,383
*	Shuttle, Inc.	2,391,152	807,712
	Sigurd Microelectronics Corp.	2,867,907	3,492,039
*	Silicon Integrated Systems Corp.	3,205,887	1,232,827
	Simplo Technology Co., Ltd.	487,800	5,066,089

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sinbon Electronics Co., Ltd.	1,461,813	$7,115,506
	Sincere Navigation Corp.	2,353,139	1,163,539
	Single Well Industrial Corp.	79,224	45,935
	Sinher Technology, Inc.	332,000	435,933
	Sinmag Equipment Corp.	260,056	824,299
#	Sinon Corp.	2,943,510	1,859,261
	Sinopower Semiconductor, Inc.	41,000	118,567
	Sinphar Pharmaceutical Co., Ltd.	1,041,938	680,234
	Sinyi Realty Co.	1,539,660	1,363,474
	Sirtec International Co., Ltd.	697,600	672,135
	Sitronix Technology Corp.	720,879	3,504,877
#	Siward Crystal Technology Co., Ltd.	1,106,000	742,101
	Soft-World International Corp.	661,000	1,848,319
# *	Solar Applied Materials Technology Co.	1,849,207	1,197,349
	Solomon Technology Corp.	786,000	498,265
	Solteam, Inc.	450,034	365,137
	Song Shang Electronics Co., Ltd.	172,520	65,152
	Sonix Technology Co., Ltd.	929,000	1,429,383
	Southeast Cement Co., Ltd.	1,004,700	541,072
# *	Speed Tech Corp.	435,000	996,502
	Spirox Corp.	581,824	548,111
	Sporton International, Inc.	444,192	2,931,003
	St Shine Optical Co., Ltd.	298,000	3,474,697
#	Standard Chemical & Pharmaceutical Co., Ltd.	621,571	810,132
	Stark Technology, Inc.	657,688	1,336,406
	Sun Race Sturmey-Archer, Inc.	39,000	24,712
	Sun Yad Construction Co., Ltd.	210,000	74,082
*	Sunko INK Co., Ltd.	865,000	293,052
#	SunMax Biotechnology Co., Ltd.	89,000	200,969
	Sunny Friend Environmental Technology Co., Ltd.	402,000	3,478,306
#	Sunonwealth Electric Machine Industry Co., Ltd.	1,335,487	1,742,938
	Sunplus Technology Co., Ltd.	3,777,000	1,334,103
	Sunrex Technology Corp.	777,612	861,813
	Sunspring Metal Corp.	652,000	468,932
	Sunty Development Co., Ltd.	42,000	18,654
	Supreme Electronics Co., Ltd.	2,495,508	2,802,754
#	Swancor Holding Co., Ltd.	505,206	1,223,470
	Sweeten Real Estate Development Co., Ltd.	730,061	495,875
#	Symtek Automation Asia Co., Ltd.	315,069	630,229
	Syncmold Enterprise Corp.	695,750	1,817,888
#	Synmosa Biopharma Corp.	731,601	558,543
	Sysage Technology Co., Ltd.	721,041	853,569
*	Sysgration	945,256	737,926
	Systex Corp.	1,183,388	3,217,870
	T3EX Global Holdings Corp.	657,117	481,499
#	TA Chen Stainless Pipe	4,962,251	4,408,561
	Ta Liang Technology Co., Ltd.	352,000	478,573
	Ta Ya Electric Wire & Cable	4,172,318	1,371,014
	Ta Yih Industrial Co., Ltd.	199,000	385,650
#	Tah Hsin Industrial Corp.	534,600	879,471
	TAI Roun Products Co., Ltd.	201,000	71,453
#	TA-I Technology Co., Ltd.	620,788	1,654,337
*	Tai Tung Communication Co., Ltd.	604,197	330,325
	Taichung Commercial Bank Co., Ltd.	18,267,514	6,997,109
	TaiDoc Technology Corp.	334,470	2,131,273
	Taiflex Scientific Co., Ltd.	1,353,340	2,103,505
#	Taimide Tech, Inc.	686,262	847,290
#	Tainan Enterprises Co., Ltd.	719,370	500,093
#	Tainan Spinning Co., Ltd.	9,436,044	2,890,018

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Tainergy Tech Co., Ltd.	887,405	$443,694
	Tainet Communication System Corp.	66,000	110,077
#	Tai-Saw Technology Co., Ltd.	235,120	167,385
#	TaiSol Electronics Co., Ltd.	63,000	202,472
#	Taisun Enterprise Co., Ltd.	1,636,648	1,286,879
	Taita Chemical Co., Ltd.	1,397,570	460,107
#	Taiwan Chinsan Electronic Industrial Co., Ltd.	670,935	715,933
	Taiwan Cogeneration Corp.	2,555,566	2,821,191
	Taiwan Fertilizer Co., Ltd.	183,000	282,029
	Taiwan Fire & Marine Insurance Co., Ltd.	1,376,338	913,617
#	Taiwan FU Hsing Industrial Co., Ltd.	1,131,000	1,515,190
	Taiwan Glass Industry Corp.	660,000	198,448
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,885,468	3,434,947
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,223,120	730,925
*	Taiwan Kolin Co., Ltd.	1,356,000	0
*	Taiwan Land Development Corp.	5,338,991	1,236,847
	Taiwan Line Tek Electronic	424,306	370,626
	Taiwan Mask Corp.	197,000	194,721
	Taiwan Navigation Co., Ltd.	1,288,777	692,974
	Taiwan Optical Platform Co., Ltd.	9,547	36,594
	Taiwan Paiho, Ltd.	1,739,287	3,986,376
	Taiwan PCB Techvest Co., Ltd.	1,951,238	2,199,407
*	Taiwan Prosperity Chemical Corp.	457,000	134,180
	Taiwan Pulp & Paper Corp.	2,048,980	1,418,481
	Taiwan Sakura Corp.	1,351,803	2,138,203
	Taiwan Sanyo Electric Co., Ltd.	417,400	427,405
	Taiwan Secom Co., Ltd.	111,000	328,322
	Taiwan Semiconductor Co., Ltd.	1,622,000	2,072,423
	Taiwan Shin Kong Security Co., Ltd.	1,738,710	2,115,158
	Taiwan Steel Union Co., Ltd.	18,000	38,115
#	Taiwan Styrene Monomer	3,405,209	1,925,646
#	Taiwan Surface Mounting Technology Corp.	1,753,388	5,259,469
	Taiwan Taxi Co., Ltd.	69,740	177,714
#	Taiwan TEA Corp.	5,403,897	2,587,286
	Taiwan Union Technology Corp.	1,584,000	7,141,204
	Taiyen Biotech Co., Ltd.	670,883	700,414
*	Tatung Co., Ltd.	6,286,015	4,516,809
	Tayih Lun An Co., Ltd.	315,890	180,342
	TCI Co., Ltd.	454,746	3,473,892
	Te Chang Construction Co., Ltd.	334,206	326,933
	Tehmag Foods Corp.	145,800	1,037,002
	Ten Ren Tea Co., Ltd.	164,980	199,519
	Tera Autotech Corp.	85,000	63,925
	Test Research, Inc.	1,047,820	1,814,755
	Test-Rite International Co., Ltd.	1,866,495	1,202,487
*	Tex-Ray Industrial Co., Ltd.	803,000	289,743
#	Thinking Electronic Industrial Co., Ltd.	476,204	1,338,298
	Thye Ming Industrial Co., Ltd.	1,075,669	1,102,700
	Ton Yi Industrial Corp.	5,498,644	1,688,507
#	Tong Hsing Electronic Industries, Ltd.	1,015,963	4,123,150
	Tong Yang Industry Co., Ltd.	2,686,741	3,211,103
	Tong-Tai Machine & Tool Co., Ltd.	1,477,892	655,544
	TOPBI International Holdings, Ltd.	544,922	1,275,977
	Topco Scientific Co., Ltd.	1,164,087	4,001,777
	Topco Technologies Corp.	283,720	625,510
	Topkey Corp.	262,000	972,349
#	Topoint Technology Co., Ltd.	987,898	643,095
	Toung Loong Textile Manufacturing	632,000	571,648
*	TPK Holding Co., Ltd.	2,435,000	3,406,369

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Trade-Van Information Services Co.	255,000	$361,169
	Transart Graphics Co., Ltd.	18,000	32,658
	Transcend Information, Inc.	1,147,000	2,708,822
*	TrueLight Corp.	14,100	15,793
	Tsang Yow Industrial Co., Ltd.	375,000	187,275
	Tsann Kuen Enterprise Co., Ltd.	357,686	191,154
	TSC Auto ID Technology Co., Ltd.	173,470	1,175,739
*	TSEC Corp.	2,208,432	410,719
#	TSRC Corp.	4,178,200	2,269,101
	Ttet Union Corp.	263,000	1,040,217
	TTFB Co., Ltd.	60,000	457,724
	TTY Biopharm Co., Ltd.	1,502,979	3,566,037
	Tung Ho Steel Enterprise Corp.	5,945,000	4,590,190
# *	Tung Thih Electronic Co., Ltd.	466,600	743,774
	TURVO International Co., Ltd.	395,922	781,348
	TXC Corp.	2,077,053	4,476,815
	TYC Brother Industrial Co., Ltd.	1,350,980	1,089,632
# *	Tycoons Group Enterprise	2,822,767	391,344
	Tyntek Corp.	2,041,039	870,615
	UDE Corp.	456,000	310,858
	Ultra Chip, Inc.	426,000	309,610
	U-Ming Marine Transport Corp.	3,133,000	3,098,036
# *	Union Bank Of Taiwan	9,125,311	3,266,109
#	Union Insurance Co., Ltd.	425,660	282,476
	Unitech Computer Co., Ltd.	646,804	504,040
	Unitech Printed Circuit Board Corp.	3,824,937	2,882,257
#	United Integrated Services Co., Ltd.	964,951	6,091,765
	United Orthopedic Corp.	612,935	681,726
#	United Radiant Technology	685,000	297,513
*	United Renewable Energy Co., Ltd.	16,920,108	2,967,791
*	Unity Opto Technology Co., Ltd.	2,760,500	382,468
	Univacco Technology, Inc.	32,000	25,469
	Universal Cement Corp.	2,913,433	1,716,855
#	Universal Microwave Technology, Inc.	349,534	870,487
# *	Unizyx Holding Corp.	2,042,430	1,072,726
	UPC Technology Corp.	6,664,124	2,231,099
	Userjoy Technology Co., Ltd.	240,487	765,900
	USI Corp.	6,493,156	2,700,435
*	Usun Technology Co., Ltd.	295,200	217,155
#	Utechzone Co., Ltd.	394,000	645,525
	Ve Wong Corp.	660,696	615,321
#	VHQ Media Holdings, Ltd.	118,000	344,056
	Victory New Materials, Ltd. Co.	964,832	325,407
	Visual Photonics Epitaxy Co., Ltd.	1,072,772	3,153,244
#	Vivotek, Inc.	184,704	443,521
#	Wafer Works Corp.	2,761,548	2,999,739
	Waffer Technology Corp.	780,000	286,224
	Wah Hong Industrial Corp.	144,021	113,923
	Wah Lee Industrial Corp.	1,184,000	2,152,002
	Walsin Lihwa Corp.	429,000	188,233
	Walton Advanced Engineering, Inc.	1,992,197	696,896
	Wan Hai Lines, Ltd.	662,000	373,096
	WAN HWA Enterprise Co.	721,238	284,901
# *	Ways Technical Corp., Ltd.	189,000	127,150
*	We & Win Development Co., Ltd.	161,000	52,538
	We&Win Diversification Co., Ltd.	95,000	41,356
	Wei Chuan Foods Corp.	1,918,000	1,398,263
*	Wei Mon Industry Co., Ltd.	3,075,282	0
	Weikeng Industrial Co., Ltd.	2,246,459	1,123,385

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Well Shin Technology Co., Ltd.	625,000	$937,224
#	Weltrend Semiconductor	182,000	161,964
# *	Wha Yu Industrial Co., Ltd.	301,000	139,983
	Wholetech System Hitech, Ltd.	207,000	187,367
	Winmate, Inc.	223,000	393,162
	Winstek Semiconductor Co., Ltd.	435,000	347,853
*	Wintek Corp.	5,447,000	62,848
	Wisdom Marine Lines Co., Ltd.	2,678,953	2,253,046
	Wistron NeWeb Corp.	2,044,155	4,254,799
	Wowprime Corp.	436,000	980,968
#	WT Microelectronics Co., Ltd.	1,650,450	2,124,342
#	WUS Printed Circuit Co., Ltd.	1,333,930	1,358,934
	XAC Automation Corp.	520,000	437,954
*	XinTec, Inc.	108,000	293,366
# *	X-Legend Entertainment Co., Ltd.	106,000	228,072
	XPEC Entertainment, Inc.	192,135	16,024
	Xxentria Technology Materials Corp.	899,207	1,635,217
*	Yang Ming Marine Transport Corp.	8,599,981	1,947,911
	YC INOX Co., Ltd.	2,438,388	1,947,296
#	YCC Parts Manufacturing Co., Ltd.	254,000	347,969
	Yea Shin International Development Co., Ltd.	897,076	450,065
	Yem Chio Co., Ltd.	3,180,673	1,181,950
# *	Yeong Guan Energy Technology Group Co., Ltd.	562,929	1,161,213
	YFC-Boneagle Electric Co., Ltd.	679,000	411,813
#	YFY, Inc.	9,472,212	4,050,563
	Yi Jinn Industrial Co., Ltd.	1,446,284	569,989
	Yieh Phui Enterprise Co., Ltd.	9,442,049	2,820,338
	Ying Han Technology Co., Ltd.	47,000	28,390
#	Yonyu Plastics Co., Ltd.	451,600	497,829
	Young Fast Optoelectronics Co., Ltd.	802,872	521,617
#	Young Optics, Inc.	143,000	283,435
	Youngtek Electronics Corp.	827,666	1,399,428
	Yuanta Futures Co., Ltd.	351,178	633,862
	Yulon Finance Corp.	865,928	2,907,469
#	Yulon Motor Co., Ltd.	6,157,000	3,565,599
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	439,869	1,013,373
	Yungshin Construction & Development Co., Ltd.	665,000	695,460
	YungShin Global Holding Corp.	1,304,015	1,945,528
	Yungtay Engineering Co., Ltd.	8,000	16,102
	Yusin Holding Corp.	6,721	15,180
	Zeng Hsing Industrial Co., Ltd.	381,107	1,664,376
	Zenitron Corp.	1,318,000	825,281
	Zero One Technology Co., Ltd.	764,000	846,561
#	Zig Sheng Industrial Co., Ltd.	3,361,732	862,744
	Zinwell Corp.	2,166,586	1,152,659
	Zippy Technology Corp.	822,948	988,438
#	ZongTai Real Estate Development Co., Ltd.	1,097,849	1,189,851

TOTAL TAIWAN			1,117,967,874

THAILAND — (3.3%)
	AAPICO Hitech PCL	82,700	23,388
	AAPICO Hitech PCL	966,439	273,309
	Advanced Information Technology PCL, Class F	838,500	463,890
	AEON Thana Sinsap Thailand PCL	417,400	1,696,433
	After You PCL	1,491,000	407,830
	AJ Plast PCL	1,327,588	389,803
	Allianz Ayudhya Capital PCL	195,200	220,207
	Alucon PCL	2,200	9,417
	AMA Marine PCL	518,800	61,894

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Amanah Leasing PCL	1,161,500	$101,234
	Amarin Printing & Publishing PCL	415,000	38,479
	Amata Corp. PCL	5,525,810	2,186,072
	Amata VN PCL, Class F	451,800	58,927
	Ananda Development PCL	10,647,900	543,008
	AP Thailand PCL	15,094,016	2,355,889
*	Asia Aviation PCL	17,911,400	1,035,213
	Asia Green Energy PCL	953,300	19,741
	Asia Plus Group Holdings PCL	10,182,300	541,294
	Asia Precision PCL	80,900	10,252
	Asia Sermkij Leasing PCL	1,115,600	572,368
	Asian Insulators PCL	12,731,600	456,457
	Asian Sea Corp. PCL	341,800	47,327
	Bangchak Corp. PCL	6,063,900	3,467,228
	Bangkok Airways PCL	5,962,500	1,087,274
	Bangkok Aviation Fuel Services PCL	1,418,846	1,034,918
	Bangkok Chain Hospital PCL	5,905,437	2,500,525
	Bangkok Insurance PCL	189,481	1,387,946
	Bangkok Land PCL	84,317,070	2,788,418
	Bangkok Life Assurance PCL	1,095,400	524,763
*	Bangkok Ranch PCL	4,403,600	288,538
*	Bangkok Rubber Pub Co.	14,600	0
	Banpu PCL	890,600	161,026
	Banpu Power PCL	1,879,500	906,203
	Beauty Community PCL	11,586,700	648,182
*	BEC World PCL	7,975,948	1,222,708
	Better World Green PCL	14,328,300	177,139
	BG Container Glass PCL	143,000	42,429
	Brooker Group PCL (The)	1,909,700	21,839
	Buriram Sugar PCL	1,682,600	174,735
	Cal-Comp Electronics Thailand PCL, Class F	17,772,644	796,487
*	Central Paper Industry PCL	20	0
	Central Plaza Hotel PCL	2,661,300	1,776,668
	CH Karnchang PCL	6,742,400	3,563,438
	Charoong Thai Wire & Cable PCL, Class F	968,400	151,149
	Chularat Hospital PCL, Class F	24,975,600	1,898,933
	CIMB Thai Bank PCL	8,597,100	154,113
	CK Power PCL	6,733,000	790,771
	COL PCL	624,800	276,144
	Com7 PCL, Class F	3,219,600	2,139,434
	Communication & System Solution PCL	865,600	29,161
*	Country Group Development PCL	25,028,900	564,707
*	Country Group Holdings PCL	9,214,500	213,595
	Demco PCL	260,300	19,308
	Dhipaya Insurance PCL	2,523,300	1,739,131
	Diamond Building Products PCL	1,922,100	314,855
	Do Day Dream PCL	494,100	232,122
	Dusit Thani PCL	114,500	26,011
	Dynasty Ceramic PCL	20,207,680	949,333
	Eastern Polymer Group PCL, Class F	5,781,700	829,148
	Eastern Power Group PCL	2,357,508	252,109
	Eastern Star Real Estate PCL	1,887,300	16,916
	Eastern Water Resources Development and Management PCL, Class F	4,114,600	1,271,705
	Ekachai Medical Care PCL	637,200	97,682
	Erawan Group PCL (The)	9,153,670	871,374
	Esso Thailand PCL	5,679,400	947,883
	Forth Corp. PCL	2,454,800	413,496
	Forth Smart Service PCL	2,051,500	386,776
	Fortune Parts Industry PCL, Class F	3,017,700	190,268

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	GFPT PCL	3,265,100	$1,150,429
	Global Green Chemicals PCL, Class F	2,005,200	508,195
	GMM Grammy PCL	154,160	37,879
	Grande Asset Hotels & Property PCL	1,507,800	34,951
*	Group Lease PCL	1,644,700	158,599
	Gunkul Engineering PCL	20,209,780	1,649,013
	Haad Thip PCL	419,800	238,737
	Hana Microelectronics PCL	3,932,496	3,524,722
	ICC International PCL	204,600	221,326
	Ichitan Group PCL	6,006,300	1,085,979
	Interhides PCL	763,300	51,429
	Interlink Communication PCL	1,761,500	189,461
	Interlink Telecom PCL	734,200	48,561
	Italian-Thai Development PCL	23,689,827	995,771
*	ITV PCL	2,785,600	0
	Jasmine International PCL	7,201,000	881,346
*	JCK International PCL	1,100,200	26,183
	Jubilee Enterprise PCL	272,500	123,806
	JWD Infologistics PCL	198,000	41,001
	Kang Yong Electric PCL	6,000	44,506
	Karmarts PCL	3,841,500	387,059
	KCE Electronics PCL	4,459,800	2,412,193
*	KGI Securities Thailand PCL	8,703,500	1,038,341
	Khon Kaen Sugar Industry PCL	13,041,837	790,048
	Khonburi Sugar PCL	138,500	13,698
	Kiatnakin Bank PCL	1,200,800	1,568,036
*	King Wai Group Thailand PCL	478,000	12,114
	Lalin Property PCL	194,800	24,685
	Lam Soon Thailand PCL	1,442,400	236,276
	Lanna Resources PCL	672,250	124,664
	Lee Feed Mill PCL	67,000	4,307
	LH Financial Group PCL	48,080,839	1,471,180
*	Loxley PCL	9,362,676	370,398
	LPN Development PCL	8,774,002	970,821
	Major Cineplex Group PCL	3,700,600	1,658,436
	Maybank Kim Eng Securities Thailand PCL	1,078,100	218,252
	MBK PCL	7,046,200	3,462,667
	MC Group PCL	44,900	11,171
*	MCOT PCL	2,001,100	374,182
	MCS Steel PCL	2,130,700	625,611
*	MDX PCL	310,500	16,410
	Mega Lifesciences PCL	2,354,000	2,109,906
	Millcon Steel PCL	3,497,033	57,284
	Modernform Group PCL	2,568,800	192,134
*	Mono Technology PCL, Class F	4,937,000	344,850
	More Return PCL	3,604,700	25,625
	Muang Thai Insurance PCL	61,288	160,063
	Muramoto Electron Thailand PCL	14,000	54,737
	Namyong Terminal PCL	3,644,600	419,036
	Nava Nakorn PCL	1,852,800	96,205
	Nawarat Patanakarn PCL	2,154,200	29,961
	Netbay PCL	631,400	609,836
	Noble Development PCL	560,700	237,416
	Nonthavej Hospital PCL	8,400	11,229
	Northeast Rubber PCL	141,900	9,999
*	Nusasiri PCL	2,408,400	29,775
	Origin Property PCL, Class F	4,759,850	667,894
*	Padaeng Industry PCL	389,200	53,890
	PCS Machine Group Holding PCL	1,891,200	272,384

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Plan B Media Pcl, Class F	11,250,600	$1,717,755
	Platinum Group PCL (The), Class F	3,128,900	299,786
	Polyplex Thailand PCL	2,706,750	1,171,210
	Power Solution Technologies PCL, Class F	31,106,100	336,490
*	Precious Shipping PCL	4,758,550	564,761
	Premier Marketing PCL	2,822,500	536,497
	Prima Marine PCL	4,752,700	947,455
*	Principal Capital PCL	1,316,300	117,981
	Property Perfect PCL	49,136,300	531,532
	Pruksa Holding PCL	5,003,800	1,685,718
	PTG Energy PCL	3,978,600	1,696,946
	Pylon PCL	1,907,800	247,651
	Quality Houses PCL	54,913,526	3,530,216
	Raimon Land PCL	13,342,000	202,058
	Rajthanee Hospital PCL	815,400	574,598
	Ratchthani Leasing PCL	8,687,037	1,063,226
*	Regional Container Lines PCL	2,493,600	231,210
	Rojana Industrial Park PCL	6,821,754	885,531
	RS PCL	2,107,500	723,018
	S 11 Group PCL	1,318,400	224,114
	Sabina PCL	1,072,000	573,191
	Saha Pathana Inter-Holding PCL	699,100	1,269,421
*	Sahakol Equipment PCL	2,493,800	123,322
	Sahamitr Pressure Container PCL	587,400	121,637
	Saha-Union PCL	890,100	1,011,008
*	Sahaviriya Steel Industries PCL	3,018,197	25,187
	Samart Corp. PCL	3,572,600	557,615
*	Samart Digital Public Co., Ltd.	2,800,200	12,116
	Samart Telcoms PCL	1,404,600	251,790
	Sansiri PCL	71,609,910	1,571,412
	Sappe PCL	762,900	393,770
	SC Asset Corp. PCL	13,932,015	861,197
	Scan Inter PCL, Class F	2,818,700	148,100
	SCG Ceramics PCL	3,389,328	111,040
	SEAFCO PCL	3,237,102	525,260
	Sena Development PCL	3,371,933	233,446
	Sermsang Power Corp. Co., Ltd.	1,090,900	229,273
	Siam City Cement PCL	3,400	12,558
	Siam Future Development PCL	9,507,047	1,381,027
	Siam Wellness Group PCL, Class F	2,256,000	620,566
	Siamgas & Petrochemicals PCL	5,725,000	1,450,935
	Singer Thailand PCL	355,300	60,946
	Singha Estate PCL	24,838,854	1,282,055
	Sino-Thai Engineering & Construction PCL	6,302,000	3,019,039
	SNC Former PCL	626,400	157,786
	Somboon Advance Technology PCL	2,000,337	704,801
	Southern Concrete Pile PCL	115,700	18,595
	SPCG PCL	3,043,700	1,636,853
	Sri Trang Agro-Industry PCL	5,260,208	2,113,513
*	Sriracha Construction PCL	840,700	171,492
	Srisawad Finance PCL	83,000	71,187
	Srithai Superware PCL	10,347,100	201,473
	Srivichai Vejvivat PCL	688,600	127,696
	Star Petroleum Refining PCL	10,347,100	1,870,825
	STP & I PCL	7,223,664	1,116,313
	Supalai PCL	10,051,291	4,628,782
	Super Energy Corp. PCL	89,439,400	1,603,302
	Susco PCL	3,412,900	221,514
	SVI PCL	1,693,800	128,782

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Synnex Thailand PCL	1,744,040	$334,200
	Syntec Construction PCL	7,032,800	295,615
	TAC Consumer PCL, Class F	1,991,500	231,434
	Taokaenoi Food & Marketing PCL, Class F	3,307,180	735,951
	Tapaco PCL	338,100	49,114
*	Tata Steel Thailand PCL	24,855,100	253,506
*	TCM Corp. PCL	803,300	29,297
	Thai Agro Energy PCL	1,956,100	159,608
*	Thai Airways International PCL	6,634,700	1,507,187
	Thai Central Chemical PCL	188,900	119,102
	Thai Nakarin Hospital PCL	338,300	311,062
	Thai Rayon PCL	40,200	27,459
*	Thai Reinsurance PCL	12,859,300	234,492
	Thai Rubber Latex Group PCL	218,900	5,412
	Thai Rung Union Car PCL	156,000	17,165
	Thai Solar Energy PCL, Class F	7,196,674	653,940
	Thai Stanley Electric PCL, Class F	211,800	837,905
	Thai Vegetable Oil PCL	2,936,975	2,223,950
	Thai Wacoal PCL	78,000	110,895
	Thai Wah PCL, Class F	2,788,800	287,887
	Thaicom PCL	4,331,500	508,722
	Thaifoods Group PCL	5,024,200	593,183
	Thaire Life Assurance PCL	2,720,800	253,958
	Thanachart Capital PCL	185,500	210,698
	Thitikorn PCL	1,549,000	426,089
	Thoresen Thai Agencies PCL	9,555,454	880,088
	Tipco Asphalt PCL	3,567,000	1,973,398
	TIPCO Foods PCL	1,983,982	355,651
	TKS Technologies PCL	681,450	107,414
	TMT Steel PCL	2,411,700	280,266
*	TPBI Public Co.	6,700	679
	TPC Power Holdings Co., Ltd.	1,833,500	572,349
	TPI Polene PCL	52,469,300	1,946,010
	TPI Polene Power PCL	13,795,400	1,671,394
	TQM Corp. PCL	33,200	80,807
*	TRC Construction PCL	46,202,728	142,799
	TTCL PCL	1,555,040	158,604
	TTCL PCL	1,068,171	108,947
	TTW PCL	5,143,600	2,130,250
*	U City PCL, Class F	16,368,114	672,835
	UAC Global PCL	353,200	31,658
	Union Auction PCL	1,309,900	265,178
	Unique Engineering & Construction PCL	5,036,570	957,345
	United Paper PCL	2,564,200	760,820
*	United Power of Asia PCL	2,389,900	11,818
	Univanich Palm Oil PCL	2,378,600	292,592
	Univentures PCL	5,082,900	515,281
*	Vanachai Group PCL	4,318,059	262,914
	Vibhavadi Medical Center PCL	5,992,800	305,613
	Vinythai PCL	1,819,534	1,276,570
	WHA Corp. PCL	10,828,400	917,009
	WHA Utilities and Power PCL	6,969,000	1,016,649
	Workpoint Entertainment PCL	1,529,740	482,255

TOTAL THAILAND			157,545,289

TURKEY — (1.2%)
#	Adana Cimento Sanayii TAS, Class A	371,267	512,123
# *	Afyon Cimento Sanayi TAS	311,545	119,880
	Akcansa Cimento A.S.	232,748	279,899

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Aksa Akrilik Kimya Sanayii A.S.	1,072,766	$973,429
*	Aksa Enerji Uretim A.S.	1,053,527	574,227
	Aksigorta A.S.	989,810	846,488
#	Alarko Holding A.S.	846,316	549,574
# *	Albaraka Turk Katilim Bankasi A.S.	4,148,645	754,734
	Alkim Alkali Kimya A.S.	105,524	881,427
#	Anadolu Anonim Turk Sigorta Sirketi	1,786,795	1,292,584
#	Anadolu Cam Sanayii A.S.	955,894	563,844
	Anadolu Hayat Emeklilik A.S.	653,774	602,727
	AvivaSA Emeklilik ve Hayat A.S., Class A	161,512	309,294
	Aygaz A.S.	509,099	751,660
*	Bagfas Bandirma Gubre Fabrikalari A.S.	182,634	435,523
*	Baticim Bati Anadolu Cimento Sanayii A.S.	1	1
# *	Bera Holding A.S.	2,782,485	1,541,202
# *	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	879,607	269,937
	Bizim Toptan Satis Magazalari A.S.	159,618	295,511
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	192,327	263,841
	Borusan Yatirim ve Pazarlama A.S.	20,124	181,123
#	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	343,478	461,705
*	Cimsa Cimento Sanayi VE Ticaret A.S.	431,660	480,239
	Deva Holding A.S.	83,942	194,403
#	Dogan Sirketler Grubu Holding A.S.	5,545,028	1,429,378
#	Dogus Otomotiv Servis ve Ticaret A.S.	272,399	411,872
	EGE Endustri VE Ticaret A.S.	5,700	448,404
#	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,385,387	945,314
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	76,729	210,418
# *	Fenerbahce Futbol A.S.	190,973	281,772
*	Global Yatirim Holding A.S.	933,742	438,551
*	Goldas Kuyumculuk Sanayi Ithalat Ve B	8,540	0
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	1	2
#	Goodyear Lastikleri TAS	507,133	352,007
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	861,755	478,862
# *	GSD Holding A.S.	1,039,486	220,579
# *	Gubre Fabrikalari TAS	664,856	1,524,142
#	Hektas Ticaret TAS	1,090,122	2,123,835
# *	Ihlas Holding A.S.	3,402,242	317,501
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.	179,897	250,043
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	600,536	1,055,159
# *	Is Finansal Kiralama A.S.	1,055,615	504,276
	Is Yatirim Menkul Degerler A.S., Class A	973,297	782,144
# *	Isiklar Enerji ve Yapi Holding A.S.	4,524,519	369,720
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	1,024,859	331,118
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	4,728,746	1,489,531
*	Karsan Otomotiv Sanayii Ve Ticaret A.S.	2	0
#	Kartonsan Karton Sanayi ve Ticaret A.S.	4,074	278,679
*	Kerevitas Gida Sanayi ve Ticaret A.S.	1,707,024	1,004,010
	Kordsa Teknik Tekstil A.S.	284,493	460,690
# *	Koza Anadolu Metal Madencilik Isletmeleri A.S.	974,839	1,601,136
*	Logo Yazilim Sanayi Ve Ticaret A.S.	121,960	1,291,912
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	174,839	1,038,619
# *	Metro Ticari ve Mali Yatirimlar Holding A.S.	1,698,921	309,317
*	Migros Ticaret A.S.	349,865	1,478,436
*	MLP Saglik Hizmetleri A.S.	316,872	683,508
*	Nergis Holding A.S.	1,784	0
*	NET Holding A.S.	1,416,103	432,507
# *	Netas Telekomunikasyon A.S.	164,979	311,696
	Nuh Cimento Sanayi A.S.	442,888	639,037
# *	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	3,675,778	945,056
#	Otokar Otomotiv Ve Savunma Sanayi A.S.	48,825	872,810

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
# *	Parsan Makina Parcalari Sanayii A.S.	126,184	$264,470
# *	Pegasus Hava Tasimaciligi A.S.	274,805	2,083,444
# *	Petkim Petrokimya Holding A.S.	1,740,749	884,719
	Polisan Holding A.S.	698,330	246,905
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	0
#	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	1,480,479	1,167,238
#	Sasa Polyester Sanayi A.S.	566,919	708,842
# *	Sekerbank Turk A.S.	2,648,150	378,492
#	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,267,233	1,380,655
#	Soda Sanayii A.S.	2,283,537	1,910,602
#	Tat Gida Sanayi A.S.	435,934	476,323
	Tekfen Holding A.S.	872,803	1,781,555
#	Trakya Cam Sanayii A.S.	2,627,572	1,215,438
# *	Turcas Petrol A.S.	822,759	319,316
	Turk Traktor ve Ziraat Makineleri A.S.	71,551	584,439
*	Turkiye Halk Bankasi A.S.	123,259	91,760
# *	Turkiye Sinai Kalkinma Bankasi A.S.	8,367,261	1,234,335
*	Ulker Biskuvi Sanayi A.S.	797,820	2,708,175
*	Vestel Elektronik Sanayi ve Ticaret A.S.	395,418	744,386
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	846,657	800,537
# *	Zorlu Enerji Elektrik Uretim A.S.	1,892,606	341,970

TOTAL TURKEY			57,771,017

UNITED ARAB EMIRATES — (0.0%)
	Air Arabia PJSC	582,967	180,182
*	Amlak Finance PJSC	809,929	78,255
	Arabtec Holding PJSC	502,205	96,131
	Aramex PJSC	203,004	166,342
*	DAMAC Properties Dubai Co. PJSC	406,869	68,111
*	Deyaar Development PJSC	2,341,939	183,147
	Dubai Financial Market PJSC	473,272	94,275
	Dubai Investments PJSC	314,503	101,973
*	Eshraq Investments PJSC	408,744	32,030
	National Central Cooling Co. PJSC	37,263	21,326

TOTAL UNITED ARAB EMIRATES			1,021,772

TOTAL COMMON STOCKS			4,636,889,804

PREFERRED STOCKS — (1.1%)

BRAZIL — (1.1%)
	AES Tiete Energia SA	7,994	4,159
	Alpargatas SA	1,462,211	7,364,968
*	AZUL SA	199,682	638,935
	Banco ABC Brasil SA	672,699	1,767,754
	Banco do Estado do Rio Grande do Sul SA, Class B	1,671,292	3,854,062
	Banco Pan SA	1,846,436	1,707,934
*	Banco Pine SA	87,300	44,630
	Centrais Eletricas Santa Catarina	80,500	561,053
	Cia de Saneamento do Parana	8,278,303	7,581,226
	Cia de Transmissao de Energia Eletrica Paulista	877,578	3,135,648
	Cia Energetica de Sao Paulo, Class B	1,432,460	7,417,951
	Cia Energetica do Ceara, Class A	127,939	1,161,307
	Cia Ferro Ligas da Bahia - FERBASA	343,934	1,065,722
	Cia Paranaense de Energia	878,499	8,788,382
	Eucatex SA Industria e Comercio	196,878	173,783
*	Gol Linhas Aereas Inteligentes SA	8,548	19,492
	Grazziotin SA	12,400	56,939
	Marcopolo SA	4,335,595	2,280,255

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Randon SA Implementos e Participacoes	1,096,374	$1,713,746
	Schulz SA	78,800	120,274
	Unipar Carbocloro SA	445,003	1,914,906
	Usinas Siderurgicas de Minas Gerais SA, Class A	2,442,271	2,155,777

TOTAL BRAZIL			53,528,903

	CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	657,545	803,325

	COLOMBIA — (0.0%)
	Avianca Holdings SA	2,281,786	289,906
	Banco Davivienda SA	12,335	89,483

TOTAL COLOMBIA			379,389

TOTAL PREFERRED STOCKS			54,711,617

	RIGHTS/WARRANTS — (0.0%)

	INDIA — (0.0%)
*	Arvind Fashions, Ltd. Rights 04/17/20	76,473	0

	TAIWAN — (0.0%)
*	Hannstar Board Corp. Rights 05/18/20	132,022	17,759
*	Highlight Tech Corp. Rights 05/07/20	19,282	2,918
*	Machvision, Inc. Rights 05/11/20	8,399	24,713
*	YFC Boneagle Electric Co., Ltd Rights 03/04/20	42,090	283

TOTAL TAIWAN			45,673

	THAILAND — (0.0%)
*	NER W1	28,380	211
*	PP Prime PCL	72,300	268
*	Tapaco PCL Rights 03/18/22	169,050	2,926

TOTAL THAILAND			3,405

TOTAL RIGHTS/WARRANTS			49,078

	TOTAL INVESTMENT SECURITIES (Cost $5,507,316,874)		4,691,650,499

			Value†
	SECURITIES LENDING COLLATERAL — (2.2%)
@ §	The DFA Short Term Investment Fund	9,078,365	105,045,762

	TOTAL INVESTMENTS — (100.0%) (Cost $5,612,340,232)		$4,796,696,261

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$269,826,788	—	—	$269,826,788
Canada	4,166,582	—	—	4,166,582
Chile	53,305,918	—	—	53,305,918
China	66,672,385	$900,026,612	—	966,698,997
Colombia	7,247,813	—	—	7,247,813
Greece	—	23,952,535	—	23,952,535
Hong Kong	—	2,519,974	—	2,519,974
Hungary	—	5,180,849	—	5,180,849
India	1,846,506	548,442,305	—	550,288,811
Indonesia	345,799	92,685,776	—	93,031,575
Malaysia	23,585	124,335,089	—	124,358,674
Mexico	111,841,244	9,421	—	111,850,665
Philippines	—	58,882,936	—	58,882,936
Poland	—	46,514,770	—	46,514,770
Qatar	—	1,069,255	—	1,069,255
Russia	15,304,807	—	—	15,304,807
Saudi Arabia	—	4,149,187	—	4,149,187
South Africa	42,821,358	216,169,991	—	258,991,349
South Korea	1,350,776	703,891,591	—	705,242,367
Taiwan	102,671	1,117,865,203	—	1,117,967,874
Thailand	157,520,102	25,187	—	157,545,289
Turkey	—	57,771,017	—	57,771,017
United Arab Emirates	—	1,021,772	—	1,021,772
Preferred Stocks
Brazil	53,528,903	—	—	53,528,903
Chile	803,325	—	—	803,325
Colombia	379,389	—	—	379,389
Rights/Warrants
Taiwan	—	45,673	—	45,673
Thailand	—	3,405	—	3,405
Securities Lending Collateral	—	105,045,762	—	105,045,762

TOTAL	$787,087,951	$4,009,608,310	—	$4,796,696,261

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (14.5%)
	Activision Blizzard, Inc.	496,359	$31,632,959
# *	AMC Networks, Inc., Class A	6,800	162,180
	AT&T, Inc.	7,109,251	216,618,878
	ATN International, Inc.	684	42,490
	Beasley Broadcast Group, Inc., Class A	9,471	23,488
# *	Cars.com, Inc.	39,542	204,828
	CenturyLink, Inc.	539,862	5,733,334
*	Charter Communications, Inc., Class A	339,394	168,078,091
	Cinemark Holdings, Inc.	44,247	631,847
	Comcast Corp., Class A	6,410,970	241,244,801
#	Consolidated Communications Holdings, Inc.	10,700	67,089
# *	Discovery, Inc., Class B	3,541	126,591
*	Discovery, Inc., Class C	136,284	2,781,556
*	DISH Network Corp., Class A	83,975	2,100,635
	Entravision Communications Corp., Class A	38,094	55,617
	EW Scripps Co. (The), Class A	81,265	655,809
	Fox Corp., Class A	211,170	5,462,968
*	Fox Corp., Class B	104,154	2,662,176
#	Gannett Co., Inc.	53,152	60,062
*	GCI Liberty, Inc., Class A	123,145	7,490,910
*	GCI Liberty, Inc., Class B	1,686	106,471
*	Gray Television, Inc.	54,374	631,282
*	Hemisphere Media Group, Inc.	18,877	175,179
*	IAC/InterActiveCorp	79,415	17,747,664
*	IMAX Corp.	18,300	210,450
	Interpublic Group of Cos., Inc. (The)	30,820	523,324
*	Iridium Communications, Inc.	51,500	1,159,007
	John Wiley & Sons, Inc., Class A	28,891	1,084,857
*	Liberty Broadband Corp.	1,905	228,505
*	Liberty Broadband Corp., Class A	24,095	2,891,882
*	Liberty Broadband Corp., Class C	67,601	8,293,291
# *	Liberty Latin America, Ltd., Class A	4,700	50,290
*	Liberty Latin America, Ltd., Class C	2,660	27,504
# *	Liberty Media Corp.-Liberty Braves, Class A	7,613	157,132
*	Liberty Media Corp.-Liberty Braves, Class B	762	15,964
*	Liberty Media Corp.-Liberty Braves, Class C	16,901	339,541
# *	Liberty Media Corp.-Liberty Formula One, Class A	17,043	515,551
*	Liberty Media Corp.-Liberty Formula One, Class C	44,409	1,429,526
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	3,249,071
*	Liberty Media Corp.-Liberty SiriusXM, Class B	6,114	216,374
# *	Liberty Media Corp.-Liberty SiriusXM, Class C	208,010	7,086,901
*	Lions Gate Entertainment Corp., Class B	1	7
*	Madison Square Garden Entertainment Corp.	9,852	814,760
*	Madison Square Garden Sports C	9,852	1,687,845
	Marcus Corp. (The)	20,599	299,509
# *	Meet Group, Inc. (The)	83,800	517,046
#	Meredith Corp.	44,176	655,130
# *	MSG Networks, Inc., Class A	29,558	351,149
	News Corp., Class A	402,247	3,986,268
	News Corp., Class B	99,903	1,021,009
#	Nexstar Media Group, Inc., Class A	51,781	3,626,741
*	ORBCOMM, Inc.	45,543	120,233
# *	Reading International, Inc., Class A	8,800	37,532
	Saga Communications, Inc., Class A	8,693	244,447

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Salem Media Group, Inc.	10,922	$9,427
	Scholastic Corp.	31,200	906,984
#	Sinclair Broadcast Group, Inc., Class A	37,347	659,175
	Spok Holdings, Inc.	9,322	95,644
	TEGNA, Inc.	184,139	1,973,970
	Telephone and Data Systems, Inc.	90,571	1,777,003
*	T-Mobile US, Inc.	268,988	23,617,146
#	Tribune Publishing Co.	900	7,713
	TripAdvisor, Inc.	17,950	358,461
*	United States Cellular Corp.	12,191	388,040
#	ViacomCBS, Inc., Class A	14,300	280,709
*	Vonage Holdings Corp.	85,934	718,408
	Walt Disney Co. (The)	498,015	53,860,322
# *	Zillow Group, Inc., Class A	26,410	1,149,891
# *	Zillow Group, Inc., Class C	65,484	2,878,677
*	Zynga, Inc., Class A	640,800	4,831,632

TOTAL COMMUNICATION SERVICES			838,850,953

CONSUMER DISCRETIONARY — (5.4%)
# *	1-800-Flowers.com, Inc., Class A	44,330	850,693
	Aaron’s, Inc.	75,999	2,425,128
	Acushnet Holdings Corp.	2,067	56,636
*	Adtalem Global Education, Inc.	59,964	1,905,056
	Advance Auto Parts, Inc.	20,070	2,426,664
*	American Axle & Manufacturing Holdings, Inc.	91,765	396,425
#	American Eagle Outfitters, Inc.	173,750	1,381,312
*	American Outdoor Brands Corp.	64,307	608,666
	Aramark	220,783	6,029,584
# *	Asbury Automotive Group, Inc.	6,182	417,285
	Autoliv, Inc.	53,413	3,205,848
*	AutoNation, Inc.	58,352	2,173,028
# *	Barnes & Noble Education, Inc.	20,210	36,176
	Bassett Furniture Industries, Inc.	2,900	19,836
*	Beazer Homes USA, Inc.	4,326	30,455
	Best Buy Co., Inc.	15,363	1,178,803
#	Big 5 Sporting Goods Corp.	10,801	14,797
*	Biglari Holdings, Inc., Class B	8	560
#	BJ’s Restaurants, Inc.	20,458	447,212
# *	Boot Barn Holdings, Inc.	32,500	599,950
	BorgWarner, Inc.	203,984	5,827,823
	Brunswick Corp.	63,040	3,008,269
# *	Build-A-Bear Workshop, Inc.	25,874	65,720
# *	Caesars Entertainment Corp.	362,380	3,500,591
	Caleres, Inc.	74,697	605,793
	Callaway Golf Co.	108,543	1,554,336
#	Canterbury Park Holding Corp.	2,755	27,495
*	Capri Holdings, Ltd.	129,788	1,979,267
#	Carnival Corp.	489,649	7,785,419
	Carriage Services, Inc.	20,916	314,158
# *	Carrols Restaurant Group, Inc.	35,900	131,035
*	Cavco Industries, Inc.	7,600	1,175,568
*	Century Communities, Inc.	14,709	315,067
	Chico’s FAS, Inc.	32,500	48,750
# *	Chuy’s Holdings, Inc.	16,443	275,585
	Citi Trends, Inc.	5,815	66,058
#	Columbia Sportswear Co.	1,785	130,109
# *	Conn’s, Inc.	25,450	172,042
	Cooper Tire & Rubber Co.	55,558	1,177,274
	Core-Mark Holding Co., Inc.	96,236	2,765,823

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Culp, Inc.	10,036	$71,356
	Dana, Inc.	112,665	1,295,647
*	Deckers Outdoor Corp.	9,229	1,372,906
*	Delta Apparel, Inc.	7,532	97,012
#	Designer Brands, Inc., Class A	75,552	479,755
#	Dick’s Sporting Goods, Inc.	83,076	2,441,604
#	Dillard’s, Inc., Class A	117,206	3,455,233
# *	Dorman Products, Inc.	9,311	587,338
	DR Horton, Inc.	225,681	10,656,657
	Educational Development Corp.	3,358	16,790
*	El Pollo Loco Holdings, Inc.	4,415	53,995
	Escalade, Inc.	277	2,368
	Ethan Allen Interiors, Inc.	23,817	269,370
	Expedia Group, Inc.	30,369	2,155,592
	Extended Stay America, Inc.	90,395	982,594
*	Fiesta Restaurant Group, Inc.	10,900	79,297
*	Flanigan’s Enterprises, Inc.	865	12,110
	Flexsteel Industries, Inc.	2,068	19,853
	Foot Locker, Inc.	102,986	2,639,531
	Ford Motor Co.	2,868,969	14,603,052
*	Fossil Group, Inc.	600	2,376
#	GameStop Corp., Class A	104,752	600,229
	Gap, Inc. (The)	149,047	1,210,262
	General Motors Co.	1,095,598	24,420,879
*	Genesco, Inc.	6,456	122,212
	Gentex Corp.	145,810	3,534,434
*	Gentherm, Inc.	37,081	1,388,313
# *	G-III Apparel Group, Ltd.	31,225	353,779
	Goodyear Tire & Rubber Co. (The)	267,257	1,916,233
	Graham Holdings Co., Class B	5,780	2,254,258
*	Green Brick Partners, Inc.	2,594	23,113
#	Group 1 Automotive, Inc.	57,936	3,278,598
#	Guess?, Inc.	70,100	655,435
	Hamilton Beach Brands Holding Co., Class A	10,413	137,347
#	Harley-Davidson, Inc.	3,372	73,611
	Haverty Furniture Cos., Inc.	33,479	452,971
# *	Helen of Troy, Ltd.	61,653	10,128,355
# *	Hibbett Sports, Inc.	20,800	320,944
	Hooker Furniture Corp.	14,814	222,062
*	Houghton Mifflin Harcourt Co.	32,600	52,160
#	Hyatt Hotels Corp., Class A	14,601	821,452
#	International Game Technology P.L.C.	7,100	53,534
*	J Alexander’s Holdings, Inc.	2,666	14,103
	Johnson Outdoors, Inc., Class A	15,588	1,065,596
*	K12, Inc.	3,100	70,401
	KB Home	30,800	808,192
	Kohl’s Corp.	144,069	2,659,514
# *	Lakeland Industries, Inc.	9,887	134,661
*	Laureate Education, Inc., Class A	17,544	166,142
	La-Z-Boy, Inc.	56,332	1,320,985
	LCI Industries	10,111	876,826
	Lear Corp.	51,273	5,006,808
	Lennar Corp., Class A	224,100	11,220,687
	Lennar Corp., Class B	12,506	477,104
	Lifetime Brands, Inc.	16,431	93,657
	Lithia Motors, Inc., Class A	34,933	3,862,192
*	LKQ Corp.	208,413	5,450,000
*	M/I Homes, Inc.	37,930	965,698
#	Macy’s, Inc.	337,455	1,977,486

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	MarineMax, Inc.	29,164	$420,253
	Marriott Vacations Worldwide Corp.	11,331	940,473
»	Media General, Inc.	25,196	2,381
# *	Meritage Homes Corp.	28,156	1,479,879
	MGM Resorts International	227,871	3,835,069
*	Modine Manufacturing Co.	14,650	67,829
*	Mohawk Industries, Inc.	98,740	8,661,473
*	Monarch Casino & Resort, Inc.	1,103	36,774
#	Monro, Inc.	3,100	172,019
# *	Motorcar Parts of America, Inc.	17,638	250,989
	Movado Group, Inc.	21,998	226,799
*	Murphy USA, Inc.	34,678	3,703,610
	Newell Brands, Inc.	126,940	1,761,927
# *	Norwegian Cruise Line Holdings, Ltd.	80,215	1,315,526
	Office Depot, Inc.	549,015	1,218,813
	Oxford Industries, Inc.	11,400	477,888
#	Penske Automotive Group, Inc.	43,845	1,577,543
*	Perdoceo Education Corp.	78,974	1,026,662
*	Potbelly Corp.	25,202	86,947
	PulteGroup, Inc.	275,833	7,797,799
	PVH Corp.	57,171	2,814,528
*	Qurate Retail, Inc.	620,725	4,999,940
	Ralph Lauren Corp.	36,864	2,719,826
	RCI Hospitality Holdings, Inc.	12,026	150,686
# *	Red Robin Gourmet Burgers, Inc.	31,175	456,090
# *	Regis Corp.	22,062	274,010
	Rocky Brands, Inc.	8,729	187,237
#	Royal Caribbean Cruises, Ltd.	322,500	15,083,325
*	Shiloh Industries, Inc.	15,461	17,162
	Shoe Carnival, Inc.	32,650	771,193
*	Skechers U.S.A., Inc., Class A	146,140	4,118,225
#	Sonic Automotive, Inc., Class A	22,800	488,604
# *	Sportsman’s Warehouse Holdings, Inc.	21,200	151,792
*	Stamps.com, Inc.	15,800	2,500,666
	Standard Motor Products, Inc.	37,342	1,519,446
	Steven Madden, Ltd.	35,225	883,091
# *	Stoneridge, Inc.	25,661	513,990
	Strategic Education, Inc.	123	19,594
	Strattec Security Corp.	5,224	85,151
	Superior Group of Cos, Inc.	17,956	156,576
	Superior Industries International, Inc.	3,408	4,805
*	Tandy Leather Factory, Inc.	9,974	39,597
	Tapestry, Inc.	236,819	3,523,867
	Target Corp.	259,962	28,528,230
#	Thor Industries, Inc.	38,190	2,528,178
	Tilly’s, Inc., Class A	18,598	109,542
	Toll Brothers, Inc.	126,380	3,035,648
*	TopBuild Corp.	35,100	3,270,969
*	Unifi, Inc.	41,401	428,500
*	Universal Electronics, Inc.	15,506	640,088
# *	Urban Outfitters, Inc.	60,570	1,050,284
#	Whirlpool Corp.	50,924	5,690,248
	Winnebago Industries, Inc.	27,135	1,203,980
	Wolverine World Wide, Inc.	28,683	587,715
	Wyndham Hotels & Resorts, Inc.	47,600	1,794,996
# *	ZAGG, Inc.	30,497	100,640
*	Zumiez, Inc.	2,800	59,192

TOTAL CONSUMER DISCRETIONARY			310,183,229

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (7.2%)
	Alico, Inc.	960	$28,138
	Andersons, Inc. (The)	30,460	516,906
	Archer-Daniels-Midland Co.	750,362	27,868,445
	Bunge, Ltd.	114,694	4,549,911
#	Cal-Maine Foods, Inc.	1,523	63,220
	Casey’s General Stores, Inc.	26,905	4,073,686
*	Central Garden & Pet Co.	25,184	829,561
*	Central Garden & Pet Co., Class A	48,121	1,463,360
	Conagra Brands, Inc.	144,700	4,838,768
	Constellation Brands, Inc., Class B	3,479	549,108
	Coty, Inc., Class A	229,558	1,251,091
# *	Craft Brew Alliance, Inc.	9,754	147,285
*	Darling Ingredients, Inc.	173,938	3,581,383
*	Farmer Bros Co.	7,800	72,072
	Flowers Foods, Inc.	44,317	987,383
	Fresh Del Monte Produce, Inc.	39,437	1,124,349
# *	Hain Celestial Group, Inc. (The)	87,292	2,255,625
#	Ingles Markets, Inc., Class A	11,437	466,973
	Ingredion, Inc.	62,317	5,060,140
	JM Smucker Co. (The)	108,204	12,433,722
	John B. Sanfilippo & Son, Inc.	10,428	856,452
	Kroger Co. (The)	285,863	9,036,129
*	Landec Corp.	37,056	413,174
	Limoneira Co.	6,194	82,690
	Molson Coors Beverage Co., Class B	133,800	5,487,138
	Molson Coors Brewing Co., Class A	1,727	104,958
	Mondelez International, Inc., Class A	2,081,099	107,051,733
	Natural Grocers by Vitamin Cottage, Inc.	1,000	11,270
*	Nature’s Sunshine Products, Inc.	1,029	9,055
	Nu Skin Enterprises, Inc., Class A	3,097	90,463
	Oil-Dri Corp. of America	5,047	188,707
*	Performance Food Group Co.	50,855	1,492,594
*	Pilgrim’s Pride Corp.	7,900	173,800
*	Post Holdings, Inc.	72,415	6,651,318
	PriceSmart, Inc.	4,262	270,808
	Sanderson Farms, Inc.	22,700	3,090,378
	Seaboard Corp.	1,812	5,456,113
*	Seneca Foods Corp., Class A	6,301	226,710
*	Seneca Foods Corp., Class B	300	11,403
*	Simply Good Foods Co. (The)	8,033	151,422
	SpartanNash Co.	33,983	582,808
	Spectrum Brands Holdings, Inc.	6,675	287,426
	Tyson Foods, Inc., Class A	405,030	25,188,816
*	United Natural Foods, Inc.	2,700	28,728
	Universal Corp.	22,290	1,078,167
*	US Foods Holding Corp.	208,373	4,480,020
	Village Super Market, Inc., Class A	1,900	45,657
	Walgreens Boots Alliance, Inc.	659,669	28,557,071
	Walmart, Inc.	1,173,687	142,661,655
#	Weis Markets, Inc.	11,602	580,448

TOTAL CONSUMER STAPLES			416,508,237

ENERGY — (7.1%)
	Adams Resources & Energy, Inc.	6,004	167,722
#	Apache Corp.	162,008	2,119,065
#	Arch Coal, Inc., Class A	17,190	501,776
	Archrock, Inc.	69,200	332,852
# *	Bonanza Creek Energy, Inc.	6,200	108,252
	Chevron Corp.	1,350,819	124,275,348

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Cimarex Energy Co.	79,704	$2,026,076
*	CNX Resources Corp.	154,203	1,634,552
	ConocoPhillips	1,439,649	60,609,223
# *	CONSOL Energy, Inc.	3,800	28,842
# *	Dawson Geophysical Co.	21,211	26,938
#	Delek US Holdings, Inc.	82,793	1,933,217
	Devon Energy Corp.	87,794	1,094,791
	DMC Global, Inc.	372	9,601
*	Dorian LPG, Ltd.	13,596	129,017
# *	Earthstone Energy, Inc., Class A	8,400	19,404
*	Era Group, Inc.	10,058	51,497
	Evolution Petroleum Corp.	17,727	52,649
*	Exterran Corp.	35,500	241,400
	Exxon Mobil Corp.	620,038	28,813,166
#	Green Plains, Inc.	21,234	124,644
#	Hallador Energy Co.	14,700	11,197
	Halliburton Co.	666,057	6,993,598
#	Helmerich & Payne, Inc.	62,000	1,225,740
	Hess Corp.	146,488	7,125,176
	HollyFrontier Corp.	146,260	4,832,430
	International Seaways, Inc.	12	290
	Kinder Morgan, Inc.	574,540	8,750,244
	Kosmos Energy, Ltd.	26,900	44,385
	Marathon Oil Corp.	467,019	2,858,156
	Marathon Petroleum Corp.	1,004,662	32,229,557
*	Matrix Service Co.	29,245	305,318
#	Murphy Oil Corp.	28,000	332,080
#	Nabors Industries, Ltd.	640	9,427
	NACCO Industries, Inc., Class A	6,832	240,145
*	Natural Gas Services Group, Inc.	10,028	63,678
*	Newpark Resources, Inc.	73,721	112,793
*	NexTier Oilfield Solutions, Inc.	1,400	3,248
	Noble Energy, Inc.	74,800	733,788
	Panhandle Oil and Gas, Inc., Class A	10,414	45,093
	Parsley Energy, Inc., Class A	81,213	767,463
	Patterson-UTI Energy, Inc.	1,400	5,166
# *	PDC Energy, Inc.	21,789	283,039
	Phillips 66	775,455	56,740,042
	Pioneer Natural Resources Co.	111,950	9,998,254
*	ProPetro Holding Corp.	5,764	24,439
*	REX American Resources Corp.	4,050	240,894
*	SEACOR Holdings, Inc.	18,204	514,445
*	SEACOR Marine Holdings, Inc.	12,678	39,682
	SFL Corp., Ltd.	12,481	140,910
# *	SilverBow Resources, Inc.	3,019	16,333
	SM Energy Co.	24,900	100,845
# *	Southwestern Energy Co.	377,255	1,218,534
	Targa Resources Corp.	26,979	349,648
*	TETRA Technologies, Inc.	31,400	15,270
	Valero Energy Corp.	605,899	38,383,702
	Williams Cos., Inc. (The)	352,897	6,835,615
	World Fuel Services Corp.	28,812	720,300

TOTAL ENERGY			406,610,956

FINANCIALS — (19.0%)
	1st Constitution Bancorp	692	8,788
	1st Source Corp.	45,305	1,573,443
	Affiliated Managers Group, Inc.	31,797	2,224,518
	Aflac, Inc.	337,222	12,558,147

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Alleghany Corp.	3,115	$1,662,507
	Allstate Corp. (The)	169,260	17,217,127
	American Equity Investment Life Holding Co.	89,529	1,881,900
	American Financial Group, Inc.	156,083	10,338,938
	American International Group, Inc.	169,239	4,303,748
	American National Insurance Co.	22,561	1,816,161
	Ameris Bancorp	6,370	161,989
	AmeriServ Financial, Inc.	30,968	98,788
*	Arch Capital Group, Ltd.	9,282	223,046
	Argo Group International Holdings, Ltd.	59,381	2,099,712
	Associated Banc-Corp.	34,231	484,026
	Assurant, Inc.	65,820	6,992,717
	Assured Guaranty, Ltd.	122,989	3,656,463
*	Asta Funding, Inc.	885	10,257
*	Athene Holding, Ltd., Class A	94,140	2,541,780
	Atlantic Union Bankshares Corp.	68,946	1,645,741
*	Atlanticus Holdings Corp.	12,567	202,329
	Axis Capital Holdings, Ltd.	8,510	311,466
	Banc of California, Inc.	4,100	42,722
*	Bancorp, Inc. (The)	14,759	102,870
	BancorpSouth Bank	52,027	1,138,871
	Bank of America Corp.	5,929,137	142,595,745
	Bank of New York Mellon Corp. (The)	491,755	18,460,483
	Bank OZK	52,132	1,179,226
	BankFinancial Corp.	16,687	138,001
	BankUnited, Inc.	42,709	846,065
	Banner Corp.	40,520	1,557,184
	Bar Harbor Bankshares	2,733	50,233
	BCB Bancorp, Inc.	1,059	10,717
*	Berkshire Hathaway, Inc., Class B	171,479	32,128,305
	Berkshire Hills Bancorp, Inc.	33,464	570,227
*	Blucora, Inc.	57,127	803,777
#	BOK Financial Corp.	26,900	1,393,151
	Boston Private Financial Holdings, Inc.	14,600	110,960
	Brookline Bancorp, Inc.	90,600	925,026
	Cadence BanCorp	25,884	171,352
*	Cannae Holdings, Inc.	15,438	487,069
	Capital City Bank Group, Inc.	14,283	314,797
	Capital One Financial Corp.	333,920	21,624,659
	Carolina Financial Corp.	1,153	39,006
	Cathay General Bancorp	85,940	2,399,445
#	CCUR Holdings, Inc.	11,740	40,797
	CenterState Bank Corp.	22,895	398,144
	Century Bancorp, Inc., Class A	295	22,034
	Chemung Financial Corp.	300	7,350
	Chubb, Ltd.	64,312	6,946,339
	Cincinnati Financial Corp.	12,284	808,287
	CIT Group, Inc.	60,259	1,143,716
	Citigroup, Inc.	1,441,183	69,983,846
	Citizens Community Bancorp, Inc.	10,355	79,734
	Citizens Financial Group, Inc.	2,265	50,713
	CME Group, Inc.	46,028	8,202,650
	CNA Financial Corp.	51,474	1,625,549
	CNO Financial Group, Inc.	301,264	4,235,772
	Codorus Valley Bancorp, Inc.	165	2,318
#	Columbia Banking System, Inc.	69,936	1,887,573
	Comerica, Inc.	47,590	1,658,987
	Community Bankers Trust Corp.	5,917	33,076
	Community Financial Corp. (The)	408	9,466

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Community Trust Bancorp, Inc.	18,195	$616,811
	Community West Bancshares	400	2,764
	ConnectOne Bancorp, Inc.	38,800	579,672
*	Consumer Portfolio Services, Inc.	26,500	78,440
#	Cowen, Inc., Class A	3,989	43,680
#	Cullen/Frost Bankers, Inc.	500	35,930
*	Customers Bancorp, Inc.	2,290	29,220
	Donegal Group, Inc., Class A	12,386	177,368
*	Donnelley Financial Solutions, Inc.	6,900	50,232
	E*TRADE Financial Corp.	86,881	3,528,237
	Eagle Bancorp Montana, Inc.	1,000	17,400
	East West Bancorp, Inc.	87,046	3,052,703
	Employers Holdings, Inc.	27,567	837,210
*	Equity Bancshares, Inc., Class A	2,393	44,845
	ESSA Bancorp, Inc.	8,217	98,604
	Evans Bancorp, Inc.	1,681	46,681
	Everest Re Group, Ltd.	34,913	6,044,488
	FBL Financial Group, Inc., Class A	24,660	963,713
	Federal Agricultural Mortgage Corp., Class A	177	11,024
	Federal Agricultural Mortgage Corp., Class C	9,500	632,985
	FedNat Holding Co.	13,665	165,620
	Fifth Third Bancorp	380,432	7,110,274
	Financial Institutions, Inc.	296	5,728
	First American Financial Corp.	71,961	3,318,841
	First Bancorp	16,138	429,109
	First BanCorp	184,745	1,077,063
	First Busey Corp.	27,120	499,550
	First Business Financial Services, Inc.	964	16,562
	First Citizens BancShares, Inc., Class A	8,627	3,295,514
	First Commonwealth Financial Corp.	81,147	772,519
	First Defiance Financial Corp.	21,760	378,189
	First Financial Bancorp	87,606	1,347,380
	First Financial Corp.	1,147	40,741
	First Financial Northwest, Inc.	25,371	249,143
	First Hawaiian, Inc.	67,992	1,195,979
#	First Horizon National Corp.	92,882	843,369
	First Internet Bancorp	5,329	83,665
	First Interstate BancSystem, Inc., Class A	7,320	247,416
	First Merchants Corp.	40,115	1,135,656
	First Midwest Bancorp, Inc.	103,318	1,527,040
	First United Corp.	1,266	19,433
	Flagstar Bancorp, Inc.	9,232	239,201
	FNB Corp.	122,668	992,384
	Franklin Financial Network, Inc.	5,337	126,594
	Fulton Financial Corp.	180,780	2,113,318
	Global Indemnity, Ltd.	8,282	203,654
	Goldman Sachs Group, Inc. (The)	198,993	36,499,296
	Great Southern Bancorp, Inc.	1,616	68,793
	Great Western Bancorp, Inc.	25,293	475,508
	Guaranty Federal Bancshares, Inc.	1,684	26,119
*	Hallmark Financial Services, Inc.	16,734	72,291
	Hanmi Financial Corp.	3,221	38,877
	Hanover Insurance Group, Inc. (The)	88,829	8,916,655
	Hartford Financial Services Group, Inc. (The)	245,844	9,339,614
	Heartland Financial USA, Inc.	465	15,796
	Hilltop Holdings, Inc.	26,171	505,100
*	HMN Financial, Inc.	3,456	53,568
	Home Bancorp, Inc.	719	18,263
	Home BancShares, Inc.	49,545	759,525

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	HomeStreet, Inc.	2,200	$56,210
	Hope Bancorp, Inc.	103,224	1,027,079
	Horace Mann Educators Corp.	58,206	2,046,523
	Huntington Bancshares, Inc.	707,863	6,540,654
	IBERIABANK Corp.	20,196	837,326
	Independence Holding Co.	500	13,830
	Independent Bank Corp.	339	24,710
#	Independent Bank Group, Inc.	40,199	1,218,432
	International Bancshares Corp.	23,718	687,585
	Investors Bancorp, Inc.	81,912	762,601
	Investors Title Co.	1,069	143,139
#	Janus Henderson Group P.L.C.	21,521	385,226
	JPMorgan Chase & Co.	2,307,658	220,981,330
	Kemper Corp.	40,117	2,696,665
	KeyCorp	526,210	6,130,346
	Lakeland Bancorp, Inc.	55,240	618,136
#	Landmark Bancorp, Inc.	2,634	57,869
	Legg Mason, Inc.	44,900	2,237,367
	Lincoln National Corp.	22,300	790,981
	Loews Corp.	243,798	8,450,039
	M&T Bank Corp.	35,300	3,956,424
	Mackinac Financial Corp.	6,893	71,136
	Marlin Business Services Corp.	13,787	146,694
# *	MBIA, Inc.	82,267	669,653
	Mercantile Bank Corp.	4,422	104,359
	Meridian Bancorp, Inc.	1,000	11,780
*	Meridian Corp.	511	7,563
	MetLife, Inc.	318,167	11,479,465
	MGIC Investment Corp.	340,167	2,486,621
	Middlefield Banc Corp.	452	7,797
	MidWestOne Financial Group, Inc.	346	7,221
	Morgan Stanley	1,036,923	40,885,874
	MVB Financial Corp.	716	9,831
	National Western Life Group, Inc., Class A	900	173,457
#	Navient Corp.	61,729	470,375
	Nelnet, Inc., Class A	16,900	813,735
	New York Community Bancorp, Inc.	195,658	2,124,846
»	NewStar Financial, Inc.	41,166	28,911
	Northfield Bancorp, Inc.	2,300	25,921
	Northrim BanCorp, Inc.	5,734	134,462
	Northwest Bancshares, Inc.	109,427	1,161,020
	OceanFirst Financial Corp.	5,466	92,102
	OFG Bancorp	34,148	429,582
	Old National Bancorp	66,704	945,196
	Old Republic International Corp.	252,367	4,025,254
	OneMain Holdings, Inc.	68,655	1,662,138
	Oppenheimer Holdings, Inc., Class A	3,097	63,736
*	Pacific Mercantile Bancorp	4,866	19,513
	Pacific Premier Bancorp, Inc.	3,466	73,999
	PacWest Bancorp	105,681	2,138,983
	Parke Bancorp, Inc.	660	9,299
	Peoples Bancorp of North Carolina, Inc.	275	4,785
	Peoples Bancorp, Inc.	15,923	387,088
	People’s United Financial, Inc.	77,200	979,668
	Pinnacle Financial Partners, Inc.	27,914	1,123,539
	PNC Financial Services Group, Inc. (The)	217,040	23,151,657
	Popular, Inc.	87,336	3,370,296
# *	PRA Group, Inc.	3,923	108,824
	Premier Financial Bancorp, Inc.	9,004	117,052

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Principal Financial Group, Inc.	218,754	$7,964,833
	Prosperity Bancshares, Inc.	58,494	3,505,545
#	Protective Insurance Corp., Class A	300	5,637
	Protective Insurance Corp., Class B	5,098	79,631
	Provident Financial Holdings, Inc.	4,144	54,079
	Provident Financial Services, Inc.	71,759	1,029,742
	Prudential Bancorp, Inc.	1,222	15,031
	Prudential Financial, Inc.	220,446	13,749,217
	Radian Group, Inc.	167,314	2,506,364
	Regions Financial Corp.	1,302,555	14,002,466
	Reinsurance Group of America, Inc.	153,566	16,075,289
	RenaissanceRe Holdings, Ltd.	17,953	2,621,318
	Renasant Corp.	44,538	1,168,232
	Riverview Bancorp, Inc.	1,682	9,301
	Safety Insurance Group, Inc.	26,197	2,203,692
	Salisbury Bancorp, Inc.	300	10,125
#	Sandy Spring Bancorp, Inc.	10,325	263,288
	Santander Consumer USA Holdings, Inc.	48,660	758,609
	SB Financial Group, Inc.	1,128	16,469
*	Select Bancorp, Inc.	2,728	22,370
	Selective Insurance Group, Inc.	45,200	2,265,876
	Severn Bancorp, Inc.	1,399	7,974
	Signature Bank	28,102	3,011,972
	Simmons First National Corp., Class A	52,445	980,722
	SLM Corp.	63,919	533,084
	South State Corp.	14,479	837,465
	Southern National Bancorp of Virginia, Inc.	193	1,944
	State Auto Financial Corp.	15,100	378,859
	State Street Corp.	60,004	3,782,652
	Sterling Bancorp	110,271	1,359,641
	Stewart Information Services Corp.	21,171	674,508
	Stifel Financial Corp.	73,600	3,259,008
	Synchrony Financial	544,549	10,776,625
	Synovus Financial Corp.	113,409	2,382,723
	TCF Financial Corp.	154,714	4,593,459
	Territorial Bancorp, Inc.	823	20,682
*	Texas Capital Bancshares, Inc.	22,592	627,606
	Timberland Bancorp, Inc.	3,971	76,839
	Tiptree, Inc.	37,071	236,884
	Towne Bank	10,057	203,151
	Travelers Cos., Inc. (The)	168,250	17,028,582
	TriCo Bancshares	854	25,722
	Truist Financial Corp.	526,391	19,644,912
	Trustmark Corp.	68,317	1,817,915
	UMB Financial Corp.	6,961	353,897
	Umpqua Holdings Corp.	52,732	660,468
	United Bankshares, Inc.	31,427	941,553
	United Community Banks, Inc.	9,172	193,942
	United Fire Group, Inc.	24,429	698,669
	Unity Bancorp, Inc.	3,592	51,581
	Universal Insurance Holdings, Inc.	900	16,407
	Univest Financial Corp.	2,256	39,931
	Unum Group	499,784	8,721,231
	Valley National Bancorp	239,294	2,000,498
	Virtus Investment Partners, Inc.	3,700	300,699
	Voya Financial, Inc.	24,457	1,104,723
	Washington Federal, Inc.	97,887	2,617,498
	Waterstone Financial, Inc.	8,526	123,798
	Webster Financial Corp.	22,479	635,032

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Wells Fargo & Co.	2,422,026	$70,359,855
	WesBanco, Inc.	34,796	858,765
	Western New England Bancorp, Inc.	13,698	82,325
	White Mountains Insurance Group, Ltd.	1,572	1,529,556
	Wintrust Financial Corp.	47,328	1,983,043
	WSFS Financial Corp.	40,724	1,188,326
	Zions Bancorp NA	121,745	3,848,359

TOTAL FINANCIALS			1,095,441,290

HEALTH CARE — (18.1%)
	Abbott Laboratories	915,297	84,289,701
# *	Acadia Healthcare Co., Inc.	68,394	1,642,140
*	Addus HomeCare Corp.	2,044	165,605
*	Alexion Pharmaceuticals, Inc.	102,164	10,979,565
	Allergan P.L.C.	26,101	4,889,761
*	Allscripts Healthcare Solutions, Inc.	33,823	219,850
*	AMN Healthcare Services, Inc.	3,400	159,732
*	AngioDynamics, Inc.	14,354	149,712
*	Anika Therapeutics, Inc.	14,671	487,517
	Anthem, Inc.	504,640	141,667,587
*	Arena Pharmaceuticals, Inc.	2,796	136,920
*	Bio-Rad Laboratories, Inc., Class A	6,342	2,791,114
*	BioSpecifics Technologies Corp.	2,500	142,275
	Bristol-Myers Squibb Co.	237,590	14,447,848
*	Brookdale Senior Living, Inc.	106,229	383,487
*	Catalent, Inc.	16,700	1,154,805
*	Centene Corp.	106,514	7,091,702
*	Cigna Corp.	285,386	55,872,871
	CONMED Corp.	43,239	3,195,794
	Cooper Cos., Inc. (The)	13,956	4,001,185
# *	Covetrus, Inc.	7,558	89,865
# *	Cross Country Healthcare, Inc.	33,795	212,571
*	CryoLife, Inc.	17,502	390,820
# *	Cumberland Pharmaceuticals, Inc.	23,319	92,343
	CVS Health Corp.	1,510,745	92,986,355
	Danaher Corp.	375,873	61,440,201
*	DaVita, Inc.	73,290	5,790,643
	DENTSPLY SIRONA, Inc.	67,083	2,847,003
# *	Digirad Corp.	2,671	8,841
*	Elanco Animal Health, Inc.	300	7,413
*	Emergent BioSolutions, Inc.	30,178	2,231,663
	Envista Holdings Corp.	163,737	3,187,959
# *	Enzo Biochem, Inc.	6,287	18,987
*	Exelixis, Inc.	31,444	776,510
*	FONAR Corp.	1,460	28,470
*	Globus Medical, Inc., Class A	13,207	626,804
# *	Harvard Bioscience, Inc.	16,180	44,495
*	HMS Holdings Corp.	6,400	183,520
*	Horizon Therapeutics P.L.C.	45,000	1,621,800
	Humana, Inc.	198,071	75,627,469
*	Integer Holdings Corp.	41,672	3,102,897
# *	IntriCon Corp.	8,135	107,382
*	Jazz Pharmaceuticals P.L.C.	44,811	4,940,413
	Kewaunee Scientific Corp.	1,631	17,126
*	Laboratory Corp. of America Holdings	9,871	1,623,286
# *	LHC Group, Inc.	30,318	3,941,037
# *	Ligand Pharmaceuticals, Inc.	2,168	213,700
	Luminex Corp.	19,129	689,600
*	Magellan Health, Inc.	18,899	1,147,736

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
* »	MedCath Corp.	29,240	$0
# *	MEDNAX, Inc.	75,502	1,096,289
# *	Medpace Holdings, Inc.	800	63,888
	Medtronic P.L.C.	814,175	79,487,905
*	Meridian Bioscience, Inc.	37,500	450,000
*	Merit Medical Systems, Inc.	27,130	1,107,447
# *	Molina Healthcare, Inc.	18,941	3,105,756
*	Mylan NV	114,871	1,926,387
# *	Myriad Genetics, Inc.	1,987	30,719
	National HealthCare Corp.	6,880	470,386
*	Natus Medical, Inc.	16,198	404,788
*	NuVasive, Inc.	4,355	265,132
*	Omnicell, Inc.	35,405	2,581,024
*	OraSure Technologies, Inc.	69,400	1,106,236
#	Patterson Cos., Inc.	12,992	237,494
	PerkinElmer, Inc.	76,500	6,925,545
	Perrigo Co. P.L.C.	36,061	1,922,051
	Pfizer, Inc.	3,696,959	141,815,347
*	Premier, Inc., Class A	13,070	433,401
*	Prestige Consumer Healthcare, Inc.	111,489	4,536,487
*	Providence Service Corp. (The)	9,300	539,493
	Quest Diagnostics, Inc.	20,299	2,235,123
*	RTI Surgical Holdings, Inc.	63,120	170,740
*	Select Medical Holdings Corp.	124,004	2,116,748
	STERIS P.L.C.	200	28,500
*	Supernus Pharmaceuticals, Inc.	523	12,238
# *	Surmodics, Inc.	5,593	213,093
# *	Syneos Health, Inc.	37,367	2,084,705
*	Taro Pharmaceutical Industries, Ltd.	3,478	240,365
	Teleflex, Inc.	20,806	6,978,332
	Thermo Fisher Scientific, Inc.	435,609	145,789,620
# *	Triple-S Management Corp., Class B	21,741	368,075
*	United Therapeutics Corp.	16,900	1,851,564
	UnitedHealth Group, Inc.	89,716	26,239,239
	Universal Health Services, Inc., Class B	38,927	4,114,195
*	Vanda Pharmaceuticals, Inc.	700	8,050
*	Varex Imaging Corp.	5,400	141,102
	Zimmer Biomet Holdings, Inc.	34,405	4,118,278

TOTAL HEALTH CARE			1,043,081,822

INDUSTRIALS — (12.2%)
	AAR Corp.	35,596	696,970
	ABM Industries, Inc.	76,400	2,635,036
	Acme United Corp.	1,030	22,361
	Acuity Brands, Inc.	32,822	2,842,057
# *	Advanced Disposal Services, Inc.	9,007	290,476
*	AECOM	22,080	800,621
*	Aegion Corp.	38,330	615,196
# *	Aerovironment, Inc.	35,065	2,113,017
	AGCO Corp.	73,273	3,871,745
	Air Lease Corp.	74,037	1,936,068
*	Air Transport Services Group, Inc.	21,308	431,274
	Alamo Group, Inc.	22,751	2,239,608
	Alaska Air Group, Inc.	114,992	3,739,540
	Albany International Corp., Class A	20,551	1,050,978
	Allegiant Travel Co.	10,873	853,313
	Allied Motion Technologies, Inc.	1,458	42,020
	Altra Industrial Motion Corp.	15,484	432,158
	AMERCO	29,431	8,244,506

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Ameresco, Inc., Class A	981	$17,717
*	American Woodmark Corp.	17,504	899,881
	Apogee Enterprises, Inc.	36,374	743,485
	Applied Industrial Technologies, Inc.	11,718	613,906
	ARC Document Solutions, Inc.	20,800	14,560
	ArcBest Corp.	12,135	247,190
	Arcosa, Inc.	61,271	2,283,570
	Argan, Inc.	16,121	605,182
*	ASGN, Inc.	55,051	2,557,119
	Astec Industries, Inc.	22,925	919,522
# *	Atlas Air Worldwide Holdings, Inc.	29,094	955,738
	AZZ, Inc.	19,600	615,244
	Barnes Group, Inc.	52,200	2,003,436
*	Beacon Roofing Supply, Inc.	32,799	721,578
*	BMC Stock Holdings, Inc.	52,400	1,113,500
	Brady Corp., Class A	55,500	2,416,470
*	Builders FirstSource, Inc.	28,442	521,911
*	CAI International, Inc.	17,082	281,682
	Carlisle Cos., Inc.	42,219	5,106,810
*	Carrier Global Corp.	245,098	4,340,686
*	Casella Waste Systems, Inc., Class A	5,201	241,222
*	CBIZ, Inc.	39,049	927,414
*	CECO Environmental Corp.	3,773	20,450
*	Chart Industries, Inc.	23,620	843,706
	Chicago Rivet & Machine Co.	700	15,057
*	CIRCOR International, Inc.	6,849	102,256
*	Clean Harbors, Inc.	40,519	2,164,930
# *	Colfax Corp.	17,646	455,090
	Columbus McKinnon Corp.	17,542	475,037
	Comfort Systems USA, Inc.	44,560	1,483,848
*	Commercial Vehicle Group, Inc.	31,533	76,310
	CompX International, Inc.	500	6,890
#	Copa Holdings SA, Class A	33,488	1,480,504
	CoreLogic, Inc.	96,545	3,709,259
*	Covenant Transportation Group, Inc., Class A	7,080	62,870
	CRA International, Inc.	7,613	320,736
	Crane Co.	17,597	958,157
	CSW Industrials, Inc.	300	19,872
	CSX Corp.	1,008,000	66,759,840
#	Cubic Corp.	31,381	1,199,068
	Curtiss-Wright Corp.	46,353	4,804,488
	Delta Air Lines, Inc.	433,135	11,222,528
	Deluxe Corp.	17,026	479,622
	Douglas Dynamics, Inc.	30,234	1,117,449
*	Ducommun, Inc.	12,645	357,095
*	DXP Enterprises, Inc.	16,202	241,734
# *	Dycom Industries, Inc.	8,097	263,962
	Eastern Co. (The)	10,193	183,474
	Eaton Corp. P.L.C.	265,270	22,150,045
*	Echo Global Logistics, Inc.	31,380	550,091
	EMCOR Group, Inc.	63,171	4,013,254
	Encore Wire Corp.	24,066	1,101,741
#	Enerpac Tool Group Corp.	21,000	358,260
	EnerSys	44,939	2,623,988
	Ennis, Inc.	30,835	573,839
	ESCO Technologies, Inc.	29,848	2,277,402
	Espey Manufacturing & Electronics Corp.	1,671	31,766
	Federal Signal Corp.	71,923	1,936,886
	FedEx Corp.	144,562	18,326,125

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Flowserve Corp.	52,147	$1,468,981
	Fortune Brands Home & Security, Inc.	123,726	5,963,593
	Forward Air Corp.	5,747	296,545
*	Franklin Covey Co.	3,046	63,204
	Franklin Electric Co., Inc.	21,158	1,074,826
*	FTI Consulting, Inc.	43,936	5,595,689
#	GATX Corp.	65,445	3,880,888
*	Gencor Industries, Inc.	13,149	159,366
*	Gibraltar Industries, Inc.	34,903	1,616,009
*	Goldfield Corp. (The)	4,304	14,849
	Gorman-Rupp Co. (The)	22,062	650,829
*	GP Strategies Corp.	18,583	147,921
#	Granite Construction, Inc.	13,854	227,760
*	Great Lakes Dredge & Dock Corp.	69,820	617,209
#	Greenbrier Cos., Inc. (The)	23,651	401,594
#	Griffon Corp.	40,152	658,894
#	Hawaiian Holdings, Inc.	35,522	511,517
	Heartland Express, Inc.	13,705	268,481
	Heidrick & Struggles International, Inc.	18,634	418,147
*	Herc Holdings, Inc.	1,679	47,398
*	Heritage-Crystal Clean, Inc.	7,665	140,653
	Herman Miller, Inc.	23,686	533,882
# *	Hertz Global Holdings, Inc.	50,225	202,909
	Hillenbrand, Inc.	20,148	422,101
*	Houston Wire & Cable Co.	9,200	21,252
	Howmet Aerospace, Inc.	222,905	2,913,368
*	Hub Group, Inc., Class A	1,944	93,526
	Hubbell, Inc.	17,724	2,205,397
	Hurco Cos., Inc.	7,910	258,578
*	Huron Consulting Group, Inc.	25,901	1,451,492
	Hyster-Yale Materials Handling, Inc.	12,246	478,084
*	IAA Inc.	18,100	698,660
	ICF International, Inc.	31,660	2,328,276
*	Ingersoll Rand, Inc.	193,247	5,619,623
*	InnerWorkings, Inc.	11,981	21,206
	Insteel Industries, Inc.	17,578	308,845
	Interface, Inc.	9,774	90,312
	ITT, Inc.	92,819	4,893,418
	Jacobs Engineering Group, Inc.	12,700	1,050,925
*	JELD-WEN Holding, Inc.	4,547	57,747
*	JetBlue Airways Corp.	324,893	3,164,458
	Kadant, Inc.	10,486	881,768
	Kaman Corp.	27,087	1,049,892
#	KAR Auction Services, Inc.	18,100	271,138
	Kennametal, Inc.	49,746	1,273,995
	Kimball International, Inc., Class B	38,632	474,015
*	Kirby Corp.	15,266	815,510
#	Knight-Swift Transportation Holdings, Inc.	84,110	3,127,210
	Knoll, Inc.	8,100	94,446
	Korn Ferry	63,010	1,816,578
*	Kratos Defense & Security Solutions, Inc.	2,711	40,719
	L3Harris Technologies, Inc.	127,356	24,668,857
*	Lawson Products, Inc.	8,847	297,348
*	LB Foster Co., Class A	4,904	70,569
	LSI Industries, Inc.	15,841	98,214
*	Lydall, Inc.	15,605	174,776
#	Macquarie Infrastructure Corp.	16,662	459,705
	ManpowerGroup, Inc.	57,319	4,255,363
	Marten Transport, Ltd.	79,636	1,785,439

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Masonite International Corp.	19,500	$1,152,060
# *	MasTec, Inc.	63,539	2,281,050
	Matson, Inc.	62,316	1,884,436
	Matthews International Corp., Class A	25,800	617,652
	McGrath RentCorp	22,452	1,224,757
*	Mercury Systems, Inc.	2,055	183,224
*	Middleby Corp. (The)	6,600	367,158
	Miller Industries, Inc.	20,099	610,608
*	Mistras Group, Inc.	14,828	70,433
	Mobile Mini, Inc.	54,461	1,555,951
	Moog, Inc., Class A	35,839	1,773,314
*	MRC Global, Inc.	97,164	520,799
	MSC Industrial Direct Co., Inc., Class A	3,500	208,740
	Mueller Industries, Inc.	44,012	1,139,911
	Mueller Water Products, Inc., Class A	72,387	686,953
*	MYR Group, Inc.	19,582	587,460
	National Presto Industries, Inc.	5,471	444,847
	Nielsen Holdings P.L.C.	17,000	250,410
	NL Industries, Inc.	100	335
	NN, Inc.	9,957	34,352
	Norfolk Southern Corp.	545,229	93,288,682
*	Northwest Pipe Co.	5,286	128,555
*	NOW, Inc.	12,749	78,661
	nVent Electric P.L.C.	141,034	2,630,284
	Oshkosh Corp.	76,335	5,154,902
*	Otis Worldwide Corp.	122,549	6,238,970
	Owens Corning	149,300	6,473,648
	PACCAR, Inc.	165,276	11,442,057
*	PAM Transportation Services, Inc.	6,449	246,223
	Park Aerospace Corp.	9,330	124,182
	Park-Ohio Holdings Corp.	2,542	46,595
	Patrick Industries, Inc.	13,200	544,104
	Pentair P.L.C.	75,472	2,610,576
*	Perma-Pipe International Holdings, Inc.	8,900	51,620
*	PGT Innovations, Inc.	49,980	516,793
	Powell Industries, Inc.	5,719	145,091
	Preformed Line Products Co.	400	19,872
	Primoris Services Corp.	34,000	530,740
	Quad/Graphics, Inc.	6,491	24,146
	Quanex Building Products Corp.	30,731	383,216
	Quanta Services, Inc.	168,307	6,119,642
*	Radiant Logistics, Inc.	42,044	179,948
	Raytheon Technologies Corp.	226,232	14,662,096
*	RCM Technologies, Inc.	15,245	22,105
	Regal Beloit Corp.	22,880	1,624,709
	Republic Services, Inc.	429,755	33,667,007
*	Resideo Technologies, Inc.	27,514	141,147
	Resources Connection, Inc.	31,255	340,054
	Rexnord Corp.	66,378	1,810,128
	Rush Enterprises, Inc., Class A	33,503	1,256,362
	Rush Enterprises, Inc., Class B	18,522	654,012
	Ryder System, Inc.	89,844	3,180,478
*	Saia, Inc.	29,325	2,713,149
	Schneider National, Inc., Class B	9,398	205,910
*	Sensata Technologies Holding P.L.C.	88,061	3,203,659
*	SIFCO Industries, Inc.	4,527	11,040
	Simpson Manufacturing Co., Inc.	37,725	2,719,972
	SkyWest, Inc.	57,460	1,778,387
	Snap-on, Inc.	38,115	4,966,003

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Southwest Airlines Co.	531,263	$16,601,969
	Spartan Motors, Inc.	33,020	465,252
# *	Spirit Airlines, Inc.	63,489	953,605
*	SPX FLOW, Inc.	15,945	519,329
	Standex International Corp.	22,341	1,113,475
	Stanley Black & Decker, Inc.	129,900	14,314,980
	Steelcase, Inc., Class A	100,669	1,102,326
# *	Stericycle, Inc.	33,600	1,639,680
*	Sterling Construction Co., Inc.	29,900	295,412
# *	Team, Inc.	12,074	74,497
	Terex Corp.	42,936	652,198
	Tetra Tech, Inc.	57,122	4,300,144
*	Textainer Group Holdings, Ltd.	10,800	94,824
	Textron, Inc.	77,944	2,054,604
*	Thermon Group Holdings, Inc.	5,700	87,096
	Timken Co. (The)	40,125	1,507,897
	Titan International, Inc.	18,000	25,380
*	Titan Machinery, Inc.	17,783	167,160
	Trane Technologies P.L.C.	213,109	18,629,989
*	Transcat, Inc.	7,700	216,293
*	TriMas Corp.	10,200	243,168
#	Trinity Industries, Inc.	120,734	2,328,959
#	Triton International, Ltd.	28,853	893,866
# *	Twin Disc, Inc.	6,900	41,469
	UFP Industries, Inc.	95,400	3,922,848
*	Ultralife Corp.	3,309	23,328
	UniFirst Corp.	18,705	3,145,246
	Union Pacific Corp.	420,400	67,175,716
*	United Airlines Holdings, Inc.	138,905	4,108,810
*	United Rentals, Inc.	51,618	6,632,913
# *	Univar Solutions, Inc.	77,916	1,131,340
# *	USA Truck, Inc.	7,482	37,260
	Valmont Industries, Inc.	10,420	1,221,641
*	Vectrus, Inc.	11,269	586,101
*	Veritiv Corp.	9,937	93,110
	Viad Corp.	23,193	555,936
*	Virco Manufacturing Corp.	12,601	29,990
	VSE Corp.	6,244	120,010
#	Wabash National Corp.	23,800	195,160
	Watts Water Technologies, Inc., Class A	29,209	2,406,822
	Werner Enterprises, Inc.	51,539	2,067,745
*	WESCO International, Inc.	50,840	1,315,231
*	Willdan Group, Inc.	7,100	180,056
*	Willis Lease Finance Corp.	6,713	134,327
	Woodward, Inc.	14,712	890,959
# *	XPO Logistics, Inc.	103,005	6,874,554

TOTAL INDUSTRIALS			703,168,200

INFORMATION TECHNOLOGY — (11.0%)
*	ACI Worldwide, Inc.	2,971	81,405
*	Advanced Energy Industries, Inc.	3,570	198,492
*	Agilysys, Inc.	3,000	58,770
*	Alithya Group, Inc., Class A	11,334	20,515
	Alliance Data Systems Corp.	7,000	350,490
*	Alpha & Omega Semiconductor, Ltd.	20,661	248,552
	Amdocs, Ltd.	99,072	6,384,200
*	Amkor Technology, Inc.	1,400	13,832
	Analog Devices, Inc.	24,652	2,701,859
*	Anixter International, Inc.	17,801	1,653,001

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Arrow Electronics, Inc.	175,521	$11,043,781
	AstroNova, Inc.	6,285	44,184
	Avnet, Inc.	84,362	2,532,547
*	Aware, Inc.	14,326	36,531
*	Axcelis Technologies, Inc.	31,733	741,283
*	AXT, Inc.	24,921	137,813
#	Bel Fuse, Inc., Class A	3,574	25,411
	Bel Fuse, Inc., Class B	11,381	84,902
	Belden, Inc.	2,684	91,766
	Benchmark Electronics, Inc.	62,063	1,282,222
	Brooks Automation, Inc.	52,147	2,007,138
	Cabot Microelectronics Corp.	13,809	1,692,155
*	CACI International, Inc., Class A	27,304	6,829,823
*	CalAmp Corp.	26,700	179,424
*	Calix, Inc.	5,463	62,825
# *	Cardtronics P.L.C., Class A	13,293	304,410
#	Cerence Inc.	24,487	518,145
*	Ciena Corp.	133,800	6,188,250
*	Cirrus Logic, Inc.	66,501	5,027,476
	Cisco Systems, Inc.	5,337	226,182
# *	Coherent, Inc.	16,244	2,077,120
	Cohu, Inc.	35,808	591,906
# *	CommScope Holding Co., Inc.	103,267	1,136,970
	Comtech Telecommunications Corp.	15,569	288,182
*	Conduent, Inc.	481	1,212
	Corning, Inc.	785,955	17,298,870
# *	Cree, Inc.	13,400	577,942
	CSP, Inc.	2,414	25,323
	CTS Corp.	66,936	1,550,238
*	CyberOptics Corp.	3,281	83,961
	Daktronics, Inc.	40,433	182,757
# *	Digi International, Inc.	25,438	288,721
*	Diodes, Inc.	48,570	2,471,727
*	DSP Group, Inc.	46,713	805,799
	DXC Technology Co.	228,936	4,150,610
*	EchoStar Corp., Class A	27,350	862,893
*	EMCORE Corp.	744	2,031
*	ePlus, Inc.	17,490	1,237,418
*	Fabrinet	41,355	2,595,026
	Fidelity National Information Services, Inc.	201,896	26,628,063
# *	First Solar, Inc.	30,266	1,332,007
*	Fiserv, Inc.	38,562	3,974,200
*	Flex, Ltd.	467,295	4,560,799
	FLIR Systems, Inc.	78,882	3,423,479
*	FormFactor, Inc.	83,395	1,943,103
*	Frequency Electronics, Inc.	7,390	74,270
	Global Payments, Inc.	76,846	12,757,973
*	GSI Technology, Inc.	2,491	19,255
	Hackett Group, Inc. (The)	18,000	266,940
# *	Harmonic, Inc.	82,383	477,821
	Hewlett Packard Enterprise Co.	894,616	8,999,837
*	Ichor Holdings, Ltd.	14,000	348,600
# *	II-VI, Inc.	548	18,862
*	Insight Enterprises, Inc.	42,100	2,285,609
	Intel Corp.	4,943,498	296,511,010
	InterDigital, Inc.	21,111	1,219,582
*	Itron, Inc.	25,301	1,766,516
	Jabil, Inc.	156,633	4,454,643
	Juniper Networks, Inc.	195,414	4,220,942

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	KBR, Inc.	136,686	$2,769,258
	KEMET Corp.	58,223	1,572,603
*	Key Tronic Corp.	17,623	81,594
*	Kimball Electronics, Inc.	23,443	316,949
*	Knowles Corp.	99,915	1,553,678
	Kulicke & Soffa Industries, Inc.	74,988	1,797,462
*	KVH Industries, Inc.	13,696	127,099
*	Lattice Semiconductor Corp.	35,397	796,786
*	Limelight Networks, Inc.	63,304	320,951
	Littelfuse, Inc.	7,314	1,062,285
*	LiveRamp Holdings, Inc.	7,769	294,134
	LogMeIn, Inc.	20,208	1,726,976
# *	Lumentum Holdings, Inc.	51,495	4,166,460
	ManTech International Corp., Class A	30,048	2,240,379
	Marvell Technology Group, Ltd.	166,418	4,450,017
	Methode Electronics, Inc.	72,016	2,161,920
*	Micron Technology, Inc.	878,203	42,057,142
	MKS Instruments, Inc.	62,405	6,254,853
	MTS Systems Corp.	20,700	440,289
*	NETGEAR, Inc.	34,428	825,583
*	Nuance Communications, Inc.	195,900	3,957,180
# *	ON Semiconductor Corp.	379,816	6,094,148
*	Onto Innovation Inc.	46,997	1,525,523
# *	Optical Cable Corp.	10,474	27,756
*	OSI Systems, Inc.	19,200	1,389,696
# *	PAR Technology Corp.	10,048	190,008
	PC Connection, Inc.	35,467	1,629,709
*	Perceptron, Inc.	1,300	3,653
*	Perficient, Inc.	28,300	985,689
	Perspecta, Inc.	114,468	2,469,075
*	Photronics, Inc.	79,712	952,558
*	Plexus Corp.	35,152	2,203,679
*	Qorvo, Inc.	95,832	9,394,411
*	Rambus, Inc.	9,315	116,717
	Richardson Electronics, Ltd.	15,464	61,856
# *	Rogers Corp.	10,243	1,137,383
*	Sanmina Corp.	39,846	1,104,930
*	ScanSource, Inc.	21,541	558,343
	Science Applications International Corp.	30,919	2,524,846
	SS&C Technologies Holdings, Inc.	51,586	2,845,484
*	Sykes Enterprises, Inc.	21,292	609,590
# *	Synaptics, Inc.	38,700	2,530,593
	SYNNEX Corp.	55,899	4,894,516
	TE Connectivity, Ltd.	197,255	14,490,352
*	Tech Data Corp.	81,325	11,437,548
#	TESSCO Technologies, Inc.	8,689	53,524
	TiVo Corp.	19,000	133,570
*	TTM Technologies, Inc.	72,684	842,408
# *	Ultra Clean Holdings, Inc.	39,982	735,269
*	Verint Systems, Inc.	44,826	1,915,863
# *	ViaSat, Inc.	22,743	964,303
*	Viavi Solutions, Inc.	16,203	195,732
*	Virtusa Corp.	30,064	992,112
	Vishay Intertechnology, Inc.	151,731	2,517,217
*	Vishay Precision Group, Inc.	16,480	381,018
	Western Digital Corp.	215,907	9,948,995
*	Xerox Holdings Corp.	128,558	2,351,326
	Xperi Corp.	54,435	831,767

TOTAL INFORMATION TECHNOLOGY			632,294,366

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (3.0%)
*	AdvanSix, Inc.	19,500	$237,510
#	Albemarle Corp.	92,334	5,672,078
*	Alcoa Corp.	43,626	355,552
# *	Allegheny Technologies, Inc.	44,120	331,341
# *	Amcor, PLC	213,649	1,916,432
*	Arconic Corp.	64,458	562,074
	Ashland Global Holdings, Inc.	112,560	6,943,826
*	Berry Global Group, Inc.	8,100	322,299
	Boise Cascade Co.	43,464	1,359,119
	Cabot Corp.	46,280	1,568,429
	Carpenter Technology Corp.	52,999	1,174,988
# *	Century Aluminum Co.	2,522	10,971
	Chemours Co. (The)	7,630	89,500
*	Clearwater Paper Corp.	895	21,426
	Commercial Metals Co.	88,897	1,417,018
	Compass Minerals International, Inc.	3,757	184,694
# *	Core Molding Technologies, Inc.	11,847	29,854
*	Corteva, Inc.	3,686	96,536
	Domtar Corp.	46,407	1,084,068
*	Dow, Inc.	163,118	5,984,799
	DuPont de Nemours, Inc.	3,686	173,316
	Eastman Chemical Co.	62,099	3,757,610
# *	Element Solutions, Inc.	90,367	926,262
	Friedman Industries, Inc.	3,048	12,984
	FutureFuel Corp.	6,104	63,360
	Gold Resource Corp.	53,300	220,129
	Graphic Packaging Holding Co.	204,980	2,736,483
	Greif, Inc., Class A	21,053	713,486
	Greif, Inc., Class B	400	15,900
	Hawkins, Inc.	10,809	404,581
	Haynes International, Inc.	10,047	222,039
	HB Fuller Co.	57,208	2,104,682
	Hecla Mining Co.	73,348	192,905
	Huntsman Corp.	219,652	3,692,350
	Innospec, Inc.	24,133	1,750,125
	International Flavors & Fragrances, Inc.	12,728	1,667,750
	International Paper Co.	237,550	8,136,087
	Kaiser Aluminum Corp.	27,181	1,963,284
*	Kraton Corp.	18,082	282,260
	Kronos Worldwide, Inc.	2,217	21,039
	Linde P.L.C.	30,539	5,618,871
	Louisiana-Pacific Corp.	173,457	3,469,140
*	LSB Industries, Inc.	1,758	3,498
	LyondellBasell Industries NV, Class A	33,690	1,952,335
	Martin Marietta Materials, Inc.	23,633	4,495,706
	Materion Corp.	19,190	992,891
	Mercer International, Inc.	21,725	218,988
	Minerals Technologies, Inc.	34,280	1,509,691
	Myers Industries, Inc.	22,700	280,572
	Neenah, Inc.	7,684	375,440
	Newmont Corp.	502,635	29,896,730
	Northern Technologies International Corp.	6,070	49,410
	Nucor Corp.	164,456	6,773,943
#	Olin Corp.	186,712	2,492,605
	Olympic Steel, Inc.	9,986	94,268
	Packaging Corp. of America	15,471	1,495,272
	PH Glatfelter Co.	43,300	632,180
	PolyOne Corp.	1,985	46,231
*	PQ Group Holdings, Inc.	2,829	33,156

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Rayonier Advanced Materials, Inc.	3,100	$5,518
	Reliance Steel & Aluminum Co.	93,801	8,402,694
*	Resolute Forest Products, Inc.	46,500	112,065
	Royal Gold, Inc.	28,500	3,492,105
*	Ryerson Holding Corp.	10,600	48,972
	Schnitzer Steel Industries, Inc., Class A	400	6,224
	Schweitzer-Mauduit International, Inc.	31,500	1,014,930
	Sensient Technologies Corp.	38,101	1,820,847
	Silgan Holdings, Inc.	5,100	175,950
	Sonoco Products Co.	80,873	3,949,837
	Steel Dynamics, Inc.	215,469	5,229,433
	Stepan Co.	22,152	2,113,301
*	Summit Materials, Inc., Class A	95,498	1,442,975
	SunCoke Energy, Inc.	45,766	144,163
# *	Synalloy Corp.	949	8,389
# *	TimkenSteel Corp.	34,788	90,449
*	Trecora Resources	10,776	63,578
	Tredegar Corp.	26,545	437,462
	Trinseo SA	39,519	808,164
# *	Tronox Holdings P.L.C., Class A	64,513	439,979
*	UFP Technologies, Inc.	339	14,577
	United States Lime & Minerals, Inc.	2,500	200,250
#	United States Steel Corp.	25,874	198,712
# *	Universal Stainless & Alloy Products, Inc.	6,269	46,829
*	US Concrete, Inc.	4,591	88,055
	Valvoline, Inc.	204,538	3,516,008
*	Verso Corp., Class A	2,361	32,794
	Vulcan Materials Co.	58,246	6,580,051
	Westlake Chemical Corp.	158,152	6,871,704
	WestRock Co.	162,029	5,215,714
	Worthington Industries, Inc.	47,320	1,251,141

TOTAL MATERIALS			172,672,943

REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	89,249	3,831,460
	Griffin Industrial Realty, Inc.	1,500	57,630
	Jones Lang LaSalle, Inc.	40,739	4,301,224
	Kennedy-Wilson Holdings, Inc.	96,704	1,368,362
	Newmark Group, Inc., Class A	28,647	111,150
*	Rafael Holdings, Inc., Class B	550	7,760
	RE/MAX Holdings, Inc., Class A	3,800	99,902
# *	St Joe Co. (The)	40,700	744,810
*	Stratus Properties, Inc.	3,069	51,467

TOTAL REAL ESTATE			10,573,765

UTILITIES — (0.1%)
	MDU Resources Group, Inc.	134,867	3,029,113
	New Jersey Resources Corp.	46,254	1,562,460
	NRG Energy, Inc.	55,469	1,859,875
	Ormat Technologies, Inc.	21,734	1,356,419

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	Vistra Energy Corp.	26,700	$521,718

TOTAL UTILITIES			8,329,585

TOTAL COMMON STOCKS			5,637,715,346

RIGHTS/WARRANTS — (0.0%)

ENERGY — (0.0%)
# * »	Parker Drilling Co. Warrants 09/16/2024	710	0

TOTAL INVESTMENT SECURITIES (Cost $3,484,456,097)			5,637,715,346

TEMPORARY CASH INVESTMENTS — (1.2%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	69,908,508	69,908,508

SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	4,829,090	55,877,406

TOTAL INVESTMENTS — (100.0%) (Cost $3,610,231,060)			$5,763,501,260

P.L.C.	Public Limited Company
SA	Special Assessment

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$838,850,953	—	—	$838,850,953
Consumer Discretionary	310,180,848	$2,381	—	310,183,229
Consumer Staples	416,508,237	—	—	416,508,237
Energy	406,610,956	—	—	406,610,956
Financials	1,095,412,379	28,911	—	1,095,441,290
Health Care	1,043,081,822	—	—	1,043,081,822
Industrials	703,168,200	—	—	703,168,200
Information Technology	632,294,366	—	—	632,294,366
Materials	172,672,943	—	—	172,672,943
Real Estate	10,573,765	—	—	10,573,765
Utilities	8,329,585	—	—	8,329,585
Temporary Cash Investments	69,908,508	—	—	69,908,508
Securities Lending Collateral	—	55,877,406	—	55,877,406

TOTAL	$5,707,592,562	$55,908,698	—	$5,763,501,260

See accompanying Notes to Financial Statements.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 6, 2020

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and Chief Investment Officer

Date: July 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
The DFA Investment Trust Company

Date: July 6, 2020

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
The DFA Investment Trust Company

Date: July 6, 2020

By:	/s/ Lisa M. Dallmer
Lisa M. Dallmer
Principal Financial Officer
The DFA Investment Trust Company

Date: July 6, 2020